UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number    811-10385

Pacific Funds Series Trust (formerly called Pacific Life Funds)

(Exact name of registrant as specified in charter)

700 Newport Center Drive, P.O. Box 7500

                                      Newport Beach, CA 92660

(Address of principal executive offices) (Zip code)

Robin S. Yonis

Vice President, General Counsel and Assistant Secretary of Pacific Funds Series Trust

700 Newport Center Drive, P.O. Box 9000

                                               Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Anthony H. Zacharski, Esq.

Dechert LLP

90 State House Square

Hartford, CT 06103

Registrant’s telephone number, including area code:          949-219-6767

Date of fiscal year end:   March 31

Date of reporting period:   September 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

September 30, 2015

SEMI-ANNUAL REPORT

PACIFIC FUNDS

SEMI-ANNUAL REPORT

AS OF SEPTEMBER 30, 2015

PACIFIC FUNDSSM

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION CONSERVATIVE

Schedule of Investments

September 30, 2015 (Unaudited)

PACIFIC FUNDS

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION MODERATE-CONSERVATIVE

Schedule of Investments

September 30, 2015 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.6%

PF Floating Rate Loan Fund ‘P’	2,253,218	$21,878,742
PF Inflation Managed Fund ‘P’	1,171,170	9,978,365
PF Managed Bond Fund ‘P’	9,805,113	106,679,634
PF Short Duration Bond Fund ‘P’	3,437,394	34,408,313
Pacific Funds Core Income ‘P’	385,319	4,011,174
Pacific Funds High Income ‘P’	2,206,611	21,249,666
PF Emerging Markets Debt Fund ‘P’	1,812,567	15,352,445
PF Comstock Fund ‘P’	944,267	14,456,728
PF Growth Fund ‘P’	472,923	8,715,974
PF Large-Cap Growth Fund ‘P’	1,068,973	10,871,456
PF Large-Cap Value Fund ‘P’	1,644,807	25,165,550
PF Main Street Core Fund ‘P’	688,126	9,330,984
PF Mid-Cap Equity Fund ‘P’	337,526	3,793,795
PF Mid-Cap Growth Fund ‘P’	188,585	1,440,790
PF Mid-Cap Value Fund ‘P’ *	2,031,498	18,913,250
PF Small-Cap Value Fund ‘P’	401,034	3,757,689
PF International Large-Cap Fund ‘P’	931,152	15,708,528
PF International Value Fund ‘P’	918,877	7,948,289
PF Absolute Return Fund ‘P’ *	1,648,764	15,778,668
PF Currency Strategies Fund ‘P’	1,045,553	10,256,873
PF Equity Long/Short Fund ‘P’ *	961,019	10,215,629
PF Global Absolute Return Fund ‘P’	2,011,514	19,531,801

Total Affiliated Mutual Funds (Cost $373,249,771)		389,444,343

TOTAL INVESTMENTS - 100.6% (Cost $373,249,771)		389,444,343

OTHER ASSETS & LIABILITIES, NET - (0.6%)		(2,213,322)

NET ASSETS - 100.0%		$387,231,021

Notes to Schedule of Investments

(a)	As of September 30, 2015, the fund’s composition as a percentage of net assets was as follows:

Affiliated Fixed Income Funds	64.3%
Affiliated Equity Funds	36.3%

	100.6%
Other Assets & Liabilities, Net	(0.6%	)

	100.0%

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.1%

PF Floating Rate Loan Fund ‘P’	2,710,444	$26,318,417
PF Inflation Managed Fund ‘P’	1,466,404	12,493,760
PF Managed Bond Fund ‘P’	10,917,289	118,780,101
PF Short Duration Bond Fund ‘P’	2,589,120	25,917,092
Pacific Funds Core Income ‘P’	438,567	4,565,485
Pacific Funds High Income ‘P’	2,711,518	26,111,914
PF Emerging Markets Debt Fund ‘P’	2,417,997	20,480,432
PF Comstock Fund ‘P’	1,465,543	22,437,460
PF Growth Fund ‘P’	768,321	14,160,151
PF Large-Cap Growth Fund ‘P’	1,660,438	16,886,659
PF Large-Cap Value Fund ‘P’	2,479,760	37,940,332
PF Main Street Core Fund ‘P’	1,168,491	15,844,736
PF Mid-Cap Equity Fund ‘P’	1,344,546	15,112,696
PF Mid-Cap Growth Fund ‘P’	503,151	3,844,074
PF Mid-Cap Value Fund ‘P’ *	3,051,295	28,407,555
PF Small-Cap Growth Fund ‘P’	190,816	2,444,357
PF Small-Cap Value Fund ‘P’	1,141,200	10,693,045
PF Emerging Markets Fund ‘P’	551,193	6,256,042
PF International Large-Cap Fund ‘P’	1,603,873	27,057,338
PF International Small-Cap Fund ‘P’ *	1,127,741	11,581,897
PF International Value Fund ‘P’	1,561,120	13,503,691
PF Real Estate Fund ‘P’	179,021	2,765,875
PF Absolute Return Fund ‘P’ *	1,935,300	18,520,818
PF Currency Strategies Fund ‘P’	1,784,914	17,510,008
PF Equity Long/Short Fund ‘P’ *	1,914,033	20,346,170
PF Global Absolute Return Fund ‘P’	2,862,094	27,790,930

Total Affiliated Mutual Funds (Cost $511,253,830)		547,771,035

TOTAL INVESTMENTS - 100.1% (Cost $511,253,830)		547,771,035

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(649,650)

NET ASSETS - 100.0%		$547,121,385

Notes to Schedule of Investments

(a)	As of September 30, 2015, the fund’s composition as a percentage of net assets was as follows:

Affiliated Fixed Income Funds	51.3%
Affiliated Equity Funds	48.8%

	100.1%
Other Assets & Liabilities, Net	(0.1%	)

	100.0%

(b)	The funds’ investments are affiliated mutual funds (See Note 7C in Notes to Financial Statements).

(c)	Fair Value Measurements

The following is a summary of the funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the funds’ assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2015:

		Total Value at September 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Funds Portfolio Optimization Conservative
Assets	Affiliated Mutual Funds	$389,444,343	$389,444,343	$—	$—

Pacific Funds Portfolio Optimization Moderate-Conservative
Assets	Affiliated Mutual Funds	$547,771,035	$547,771,035	$—	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-29

A-1

PACIFIC FUNDS

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION MODERATE

Schedule of Investments

September 30, 2015 (Unaudited)

PACIFIC FUNDS

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION GROWTH

Schedule of Investments

September 30, 2015 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.1%

PF Floating Rate Loan Fund ‘P’	3,708,456	$36,009,108
PF Inflation Managed Fund ‘P’	3,015,601	25,692,919
PF Managed Bond Fund ‘P’	15,957,837	173,621,272
PF Short Duration Bond Fund ‘P’	2,115,051	21,171,664
Pacific Funds Core Income ‘P’	775,097	8,068,757
Pacific Funds High Income ‘P’	5,649,424	54,403,951
PF Emerging Markets Debt Fund ‘P’	5,469,130	46,323,528
PF Comstock Fund ‘P’	5,700,025	87,267,389
PF Growth Fund ‘P’	2,453,844	45,224,347
PF Large-Cap Growth Fund ‘P’	5,692,941	57,897,211
PF Large-Cap Value Fund ‘P’	7,496,985	114,703,877
PF Main Street Core Fund ‘P’	5,507,643	74,683,638
PF Mid-Cap Equity Fund ‘P’	4,752,160	53,414,280
PF Mid-Cap Growth Fund ‘P’	3,319,001	25,357,166
PF Mid-Cap Value Fund ‘P’ *	10,580,719	98,506,491
PF Small-Cap Growth Fund ‘P’	1,078,778	13,819,141
PF Small-Cap Value Fund ‘P’	7,663,285	71,804,979
PF Emerging Markets Fund ‘P’	4,679,041	53,107,115
PF International Large-Cap Fund ‘P’	6,870,372	115,903,168
PF International Small-Cap Fund ‘P’ *	4,710,112	48,372,854
PF International Value Fund ‘P’	6,415,933	55,497,817
PF Real Estate Fund ‘P’	1,518,524	23,461,191
PF Absolute Return Fund ‘P’ *	3,316,622	31,740,077
PF Currency Strategies Fund ‘P’	5,047,575	49,516,716
PF Equity Long/Short Fund ‘P’ *	6,958,742	73,971,424
PF Global Absolute Return Fund ‘P’	6,474,158	62,864,080

Total Affiliated Mutual Funds (Cost $1,385,447,529)		1,522,404,160

TOTAL INVESTMENTS - 100.1% (Cost $1,385,447,529)		1,522,404,160

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(1,305,314)

NET ASSETS - 100.0%		$1,521,098,846

Notes to Schedule of Investments

(a)	As of September 30, 2015, the fund’s composition as a percentage of net assets was as follows:

Affiliated Equity Funds	69.9%
Affiliated Fixed Income Funds	30.2%

	100.1%
Other Assets & Liabilities, Net	(0.1%	)

	100.0%

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.1%

PF Inflation Managed Fund ‘P’	663,818	$5,655,726
PF Managed Bond Fund ‘P’	3,519,320	38,290,199
Pacific Funds High Income ‘P’	1,705,463	16,423,611
PF Emerging Markets Debt Fund ‘P’	2,568,280	21,753,335
PF Comstock Fund ‘P’	4,289,734	65,675,822
PF Growth Fund ‘P’	1,841,723	33,942,959
PF Large-Cap Growth Fund ‘P’	4,317,708	43,911,093
PF Large-Cap Value Fund ‘P’	5,455,573	83,470,262
PF Main Street Core Fund ‘P’	5,196,893	70,469,864
PF Mid-Cap Equity Fund ‘P’	6,694,508	75,246,270
PF Mid-Cap Growth Fund ‘P’	2,671,766	20,412,293
PF Mid-Cap Value Fund *	8,255,380	76,857,585
PF Small-Cap Growth Fund ‘P’	1,756,983	22,506,948
PF Small-Cap Value Fund ‘P’	8,409,197	78,794,181
PF Emerging Markets Fund ‘P’	5,741,748	65,168,844
PF International Large-Cap Fund ‘P’	5,979,019	100,866,050
PF International Small-Cap Fund ‘P’ *	4,083,561	41,938,168
PF International Value Fund ‘P’	5,883,149	50,889,243
PF Real Estate Fund ‘P’	1,782,733	27,543,227
PF Absolute Return Fund ‘P’ *	876,092	8,384,202
PF Currency Strategies Fund ‘P’	4,740,615	46,505,429
PF Equity Long/Short Fund ‘P’ *	3,812,335	40,525,116
PF Global Absolute Return Fund ‘P’	2,280,210	22,140,839

Total Affiliated Mutual Funds (Cost $938,638,570)		1,057,371,266

TOTAL INVESTMENTS - 100.1% (Cost $938,638,570)		1,057,371,266

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(1,095,721)

NET ASSETS - 100.0%		$1,056,275,545

Notes to Schedule of Investments

(a)	As of September 30, 2015, the fund’s composition as a percentage of net assets was as follows:

Affiliated Equity Funds	89.4%
Affiliated Fixed Income Funds	10.7%

	100.1%
Other Assets & Liabilities, Net	(0.1%	)

	100.0%

(b)	The funds’ investments are affiliated mutual funds (See Note 7C in Notes to Financial Statements).

(c)	Fair Value Measurements

The following is a summary of the funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the funds’ assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2015:

		Total Value at September 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Funds Portfolio Optimization Moderate
Assets	Affiliated Mutual Funds	$1,522,404,160	$1,522,404,160	$—	$—

Pacific Funds Portfolio Optimization Growth
Assets	Affiliated Mutual Funds	$1,057,371,266	$1,057,371,266	$—	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-29

A-2

PACIFIC FUNDS

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION AGGRESSIVE-GROWTH

Schedule of Investments

September 30, 2015 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PF Comstock Fund ‘P’	1,303,256	$19,952,850
PF Growth Fund ‘P’	632,682	11,660,335
PF Large-Cap Growth Fund ‘P’	1,499,738	15,252,331
PF Large-Cap Value Fund ‘P’	1,703,442	26,062,660
PF Main Street Core Fund ‘P’	1,616,487	21,919,565
PF Mid-Cap Equity Fund ‘P’	1,992,814	22,399,229
PF Mid-Cap Growth Fund ‘P’	1,014,321	7,749,415
PF Mid-Cap Value Fund *	2,901,221	27,010,364
PF Small-Cap Growth Fund ‘P’	690,674	8,847,536
PF Small-Cap Value Fund ‘P’	2,740,106	25,674,796
PF Emerging Markets Fund ‘P’	2,000,620	22,707,036
PF International Large-Cap Fund ‘P’	2,208,412	37,255,914
PF International Small-Cap Fund ‘P’ *	1,519,586	15,606,152
PF International Value Fund ‘P’	2,130,555	18,429,298
PF Real Estate Fund ‘P’	742,972	11,478,919
PF Currency Strategies Fund ‘P’	705,376	6,919,737
PF Equity Long/Short Fund ‘P’ *	972,550	10,338,206
PF Global Absolute Return Fund ‘P’	339,336	3,294,957

Total Affiliated Mutual Funds (Cost $263,517,226)		312,559,300

TOTAL INVESTMENTS - 100.0% (Cost $263,517,226)		312,559,300

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(112,280)

NET ASSETS - 100.0%		$312,447,020

Notes to Schedule of Investments

(a)	As of September 30, 2015, the fund’s composition as a percentage of net assets was as follows:

Affiliated Equity Funds	98.9%
Affiliated Fixed Income Funds	1.1%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

(b)	The fund’s investments are affiliated mutual funds (See Note 7C in Notes to Financial Statements).

(c)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2015:

		Total Value at September 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Funds Portfolio Optimization Aggressive-Growth
Assets	Affiliated Mutual Funds	$312,559,300	$312,559,300	$—	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-29

A-3

PACIFIC FUNDS

PACIFIC FUNDSSM SHORT DURATION INCOME

Schedule of Investments

September 30, 2015 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 77.4%

Consumer Discretionary - 6.2%

CCO Safari II LLC 3.579% due 07/23/20 ~	$2,700,000	$2,682,647
DISH DBS Corp 4.250% due 04/01/18	250,000	243,437
General Motors Co 3.500% due 10/02/18	1,000,000	1,010,570
GLP Capital LP 4.375% due 11/01/18	750,000	759,375
Lennar Corp
4.125% due 12/01/18	750,000	763,125
4.500% due 06/15/19	1,500,000	1,524,000
NBCUniversal Enterprise Inc 0.974% due 04/15/18 § ~	1,500,000	1,499,502
Toll Brothers Finance Corp 4.000% due 12/31/18	850,000	875,500
Wyndham Worldwide Corp 2.500% due 03/01/18	1,000,000	1,001,998

		10,360,154

Consumer Staples - 5.3%

CVS Health Corp 2.800% due 07/20/20	2,150,000	2,186,965
Imperial Tobacco Finance PLC (United Kingdom) 2.050% due 07/20/18 ~	1,000,000	1,000,163
Kraft Heinz Foods Co 2.000% due 07/02/18 ~	2,000,000	2,004,258
Reynolds American Inc 2.300% due 06/12/18	1,750,000	1,770,095
Wm Wrigley Jr Co 2.400% due 10/21/18 ~	1,750,000	1,782,205

		8,743,686

Energy - 5.1%

Columbia Pipeline Group Inc 2.450% due 06/01/18 ~	1,000,000	1,002,643
Energy Transfer Partners LP 2.500% due 06/15/18	1,000,000	996,274
Harvest Operations Corp (South Korea) 2.125% due 05/14/18 ~	500,000	501,620
Kinder Morgan Energy Partners LP 2.650% due 02/01/19	2,000,000	1,969,274
Kinder Morgan Inc 3.050% due 12/01/19	850,000	835,412
Korea National Oil Corp (South Korea) 3.125% due 04/03/17 ~	500,000	511,624
Linn Energy LLC 6.500% due 05/15/19	500,000	140,000
Petrobras Global Finance BV (Brazil) 3.000% due 01/15/19	500,000	362,500
Targa Resources Partners LP 4.125% due 11/15/19 ~	775,000	699,437
Trans Canada Pipelines Ltd (Canada) 1.875% due 01/12/18	1,500,000	1,507,715

		8,526,499

Financials - 30.4%

AerCap Ireland Capital Ltd (Netherlands) 3.750% due 05/15/19	1,350,000	1,329,750
Ally Financial Inc 3.250% due 02/13/18	1,500,000	1,479,375
American Tower Corp REIT 3.400% due 02/15/19	1,000,000	1,030,243
Ares Capital Corp 4.875% due 11/30/18	2,500,000	2,584,937
Bank of America Corp 2.000% due 01/11/18	2,000,000	2,008,624

	Principal Amount	Value
Bank of America NA
1.650% due 03/26/18	$600,000	$599,948
5.300% due 03/15/17	1,000,000	1,050,710
Bank of Montreal (Canada) 1.800% due 07/31/18	1,450,000	1,456,035
Berkshire Hathaway Finance Corp 2.000% due 08/15/18	1,000,000	1,018,103
Berkshire Hathaway Inc 1.550% due 02/09/18	500,000	504,265
Capital One Bank USA NA 2.250% due 02/13/19	1,000,000	997,331
Capital One NA 2.350% due 08/17/18	1,650,000	1,655,824
Citigroup Inc
0.872% due 03/10/17 §	1,500,000	1,497,960
1.700% due 04/27/18	1,000,000	995,490
Export-Import Bank of Korea (South Korea)
1.036% due 01/14/17 §	500,000	501,034
1.250% due 11/20/15	500,000	500,321
Ford Motor Credit Co LLC
1.166% due 03/12/19 §	2,000,000	1,944,350
2.145% due 01/09/18	1,500,000	1,495,716
General Electric Capital Corp 0.993% due 04/02/18 §	1,000,000	1,005,544
General Motors Financial Co Inc
4.375% due 09/25/21	1,000,000	1,021,115
4.750% due 08/15/17	1,000,000	1,037,901
Hyundai Capital Services Inc (South Korea) 1.140% due 03/18/17 § ~	1,000,000	998,010
JPMorgan Chase & Co 1.625% due 05/15/18	2,000,000	1,988,514
McGraw Hill Financial Inc 2.500% due 08/15/18 ~	3,000,000	3,025,029
Morgan Stanley 2.125% due 04/25/18	2,000,000	2,012,660
MUFG Union Bank NA 1.500% due 09/26/16	1,000,000	1,004,320
Och-Ziff Finance Co LLC 4.500% due 11/20/19 ~	1,000,000	1,017,935
PNC Bank NA 1.300% due 10/03/16	1,000,000	1,002,799
Senior Housing Properties Trust REIT 3.250% due 05/01/19	500,000	503,505
State Street Corp 1.224% due 08/18/20 §	1,000,000	1,004,488
Synchrony Financial 3.000% due 08/15/19	2,000,000	2,017,756
The Bank of New York Mellon Corp 2.600% due 08/17/20	500,000	507,739
The Goldman Sachs Group Inc 1.454% due 04/23/20 §	2,500,000	2,509,255
The Korea Development Bank (South Korea) 1.000% due 01/22/16	500,000	500,180
TIAA Asset Management Finance Co LLC 2.950% due 11/01/19 ~	1,450,000	1,471,650
Vereit Operating Partnership LP REIT 2.000% due 02/06/17	1,000,000	982,500
Voya Financial Inc 2.900% due 02/15/18	2,000,000	2,043,444
WEA Finance LLC (Australia) 1.750% due 09/15/17 ~	2,500,000	2,484,520

		50,788,880

Health Care - 10.7%

AbbVie Inc 1.800% due 05/14/18	2,200,000	2,195,433
Actavis Funding SCS 2.350% due 03/12/18	2,250,000	2,260,285
Becton Dickinson and Co
1.450% due 05/15/17	750,000	748,924
1.800% due 12/15/17	1,650,000	1,658,121

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-29

A-4

PACIFIC FUNDS

PACIFIC FUNDS SHORT DURATION INCOME

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
Biogen Inc 2.900% due 09/15/20	$1,650,000	$1,665,032
Celgene Corp 2.125% due 08/15/18	2,150,000	2,168,688
Gilead Sciences Inc 1.850% due 09/04/18	850,000	856,364
Laboratory Corp of America Holdings 2.625% due 02/01/20	1,500,000	1,505,225
St Jude Medical Inc 2.000% due 09/15/18	1,750,000	1,755,306
Valeant Pharmaceuticals International Inc
5.375% due 03/15/20 ~	575,000	560,266
6.750% due 08/15/18 ~	350,000	356,781
Zimmer Biomet Holdings Inc 2.000% due 04/01/18	2,150,000	2,154,126

		17,884,551

Industrials - 6.4%

Air Lease Corp
2.125% due 01/15/18	1,000,000	992,500
3.375% due 01/15/19	1,500,000	1,522,500
British Airways Pass-Through Trust ‘B’ (United Kingdom) 5.625% due 12/20/21 ~	1,206,799	1,273,173
Delta Air Lines Pass-Through Trust ‘A’
4.750% due 11/07/21	831,710	878,120
4.950% due 11/23/20	630,644	667,410
ERAC USA Finance LLC
1.400% due 04/15/16 ~	750,000	750,586
2.350% due 10/15/19 ~	500,000	500,578
GATX Corp 2.500% due 03/15/19	500,000	499,921
International Lease Finance Corp 3.875% due 04/15/18	500,000	500,000
Owens Corning 9.000% due 06/15/19	83,000	98,779
Penske Truck Leasing Co LP 2.500% due 03/15/16 ~	1,000,000	1,006,217
United Airlines Pass-Through Trust ‘B’
4.625% due 03/03/24	1,000,000	1,011,500
4.750% due 10/11/23	750,000	755,250
United Continental Holdings Inc 6.375% due 06/01/18	250,000	263,125

		10,719,659

Information Technology - 2.4%

Harris Corp 1.999% due 04/27/18	1,000,000	994,525
Hewlett Packard Enterprise Co 2.249% due 10/05/18 § ~	3,000,000	3,000,000

		3,994,525

Materials - 3.5%

Airgas Inc 3.050% due 08/01/20	1,150,000	1,169,090
ArcelorMittal (Luxembourg) 6.125% due 06/01/18	750,000	736,875
Ardagh Packaging Finance PLC (Ireland) 3.337% due 12/15/19 § ~	1,000,000	965,000
Freeport-McMoran Inc 3.100% due 03/15/20	1,500,000	1,257,195
Glencore Funding LLC (Switzerland) 2.500% due 01/15/19 ~	1,500,000	1,279,722
Novelis Inc 8.375% due 12/15/17	500,000	485,625

		5,893,507

	Principal Amount	Value
Telecommunication Services - 2.0%

America Movil SAB de CV (Mexico) 1.336% due 09/12/16 §	$1,000,000	$999,969
Intelsat Jackson Holdings SA (Luxembourg) 7.250% due 10/15/20	250,000	230,313
Verizon Communications Inc
2.086% due 09/14/18 §	1,000,000	1,028,916
2.550% due 06/17/19	1,000,000	1,013,842

		3,273,040

Utilities - 5.4%

AES Corp 3.324% due 06/01/19 §	500,000	476,250
Duke Energy Corp 1.625% due 08/15/17	1,000,000	1,003,992
Dynegy Inc 6.750% due 11/01/19	400,000	403,000
Exelon Corp 1.550% due 06/09/17	2,650,000	2,646,414
NextEra Energy Capital Holdings Inc 2.056% due 09/01/17	1,500,000	1,510,687
PG&E Corp 2.400% due 03/01/19	500,000	503,847
The Dayton Power & Light Co 1.875% due 09/15/16	1,500,000	1,501,294
WEC Energy Group Inc 1.650% due 06/15/18	900,000	902,636

		8,948,120

Total Corporate Bonds & Notes (Cost $129,932,428)		129,132,621

SENIOR LOAN NOTES - 13.5%

Consumer Discretionary - 3.8%

Dollar Tree Inc Term B-1 3.500% due 07/06/22 §	417,722	418,633
Hilton Worldwide 3.500% due 10/25/20 §	714,292	714,590
Interactive Data Corp 4.750% due 05/02/21 §	493,750	493,380
Las Vegas Sands LLC Term B 3.250% due 12/19/20 §	1,968,700	1,959,130
Leonardo Acquisition Corp (1st Lien) 4.250% due 01/29/21 §	490,017	489,710
New Red Finance Inc Term B-2 3.750% due 12/10/21 §	997,482	997,033
Petsmart Inc Tranche B-1 4.250% due 03/11/22 §	498,750	498,698
Seminole Tribe of Florida 3.000% due 04/29/20 §	825,000	825,168

		6,396,342

Consumer Staples - 1.9%

Albertson’s LLC Term B-4 5.500% due 08/25/21 §	704,801	706,322
Reynolds Group Holdings 4.500% due 12/01/18 §	2,430,541	2,435,098

		3,141,420

Financials - 0.6%

First Data Corp Term C-1 3.696% due 03/23/18 §	1,000,000	992,891

Health Care - 2.6%

CHS/Community Health Systems Inc Term F 3.575% due 12/31/18 §	997,494	998,028
Fresenius US Finance I Inc Tranche B 2.326% due 08/07/19 §	980,000	982,450

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-29

A-5

PACIFIC FUNDS

PACIFIC FUNDS SHORT DURATION INCOME

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
Par Pharmaceutical Inc due 09/30/19 µ	$1,000,000	$1,000,625
PharMEDium Healthcare Corp (1st Lien) 4.250% due 01/28/21 §	705,417	698,657
Valeant Pharmaceuticals International Inc Series E-1 Tranche B 3.750% due 08/05/20 §	597,147	589,310

		4,269,070

Industrials - 2.1%

Gates Global LLC 4.250% due 07/06/21 §	491,259	467,464
HD Supply Inc 3.750% due 08/13/21 §	1,000,000	996,875
Husky Injection Molding Systems Ltd 4.250% due 06/30/21 §	737,695	730,710
Rexnord LLC Term B 4.000% due 08/21/20 §	493,703	490,529
Sensata Technologies BV (Netherlands) 3.000% due 10/14/21 §	411,526	411,640
Univar Inc 4.250% due 06/24/22 §	500,000	493,047

		3,590,265

Information Technology - 1.6%

Activision Blizzard 3.250% due 10/13/20 §	747,500	748,486
Avago Technologies Cayman Ltd 3.750% due 05/06/21 §	429,258	429,487
Freescale Semiconductor Inc Tranche B-4 4.250% due 02/28/20 §	997,462	997,381
Infor (US) Inc Tranche B-5 3.750% due 06/03/20 §	480,339	466,830

		2,642,184

Materials - 0.9%

BWay Intermediate Co Inc 5.500% due 08/14/20 §	740,625	739,005
FMG Resources Property Ltd (Australia) 3.750% due 06/30/19 §	961,335	790,698

		1,529,703

Total Senior Loan Notes (Cost $22,780,822)		22,561,875

MORTGAGE-BACKED SECURITIES - 0.3%

Collateralized Mortgage Obligations - Commercial - 0.3%

Hilton USA Trust 2.094% due 11/05/30 " § ~	246,366	245,854
Hyatt Hotel Portfolio Trust 2.307% due 11/15/29 " § ~	250,000	251,510

Total Mortgage-Backed Securities (Cost $496,366)		497,364

	Principal Amount	Value
ASSET-BACKED SECURITIES - 0.9%

Carlyle Global Market Strategies CLO Ltd (Cayman) 2.395% due 07/27/26 " § ~	$500,000	$498,563
Madison Park Funding VIII Ltd (Cayman) 2.495% due 04/22/22 " § ~	500,000	498,541
Race Point VI CLO Ltd (Cayman) 2.413% due 05/24/23 " § ~	500,000	497,471

Total Asset-Backed Securities (Cost $1,500,000)		1,494,575

U.S. TREASURY OBLIGATIONS - 2.8%

U.S. Treasury Notes - 2.8%

0.875% due 11/30/16	175,000	175,895
0.875% due 07/15/18	1,500,000	1,500,312
1.000% due 03/15/18	1,500,000	1,508,193
1.000% due 09/15/18	1,500,000	1,503,711

Total U.S. Treasury Obligations (Cost $4,679,019)		4,688,111

	Shares
SHORT-TERM INVESTMENT - 5.7%

Money Market Fund - 5.7%

BlackRock Liquidity Funds T-Fund Portfolio	9,541,484	9,541,484

Total Short-Term Investment (Cost $9,541,484)		9,541,484

TOTAL INVESTMENTS - 100.6% (Cost $168,930,119)		167,916,030

OTHER ASSETS & LIABILITIES, NET - (0.6%)		(1,038,870)

NET ASSETS - 100.0%		$166,877,160

Notes to Schedule of Investments

(a)	As of September 30, 2015, the fund’s composition as a percentage of net assets was as follows:

Corporate Bonds & Notes	77.4%
Senior Loan Notes	13.5%
Short-Term Investment	5.7%
Other (each less than 3.0%)	4.0%

	100.6%
Other Assets & Liabilities, Net	(0.6%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2015:

		Total Value at September 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$129,132,621	$—	$129,132,621	$—
	Senior Loan Notes	22,561,875	—	22,561,875	—
	Mortgage-Backed Securities	497,364	—	497,364	—
	Asset Backed Securities	1,494,575	—	1,494,575	—
	U.S. Treasury Obligations	4,688,111	—	4,688,111	—
	Short-Term Investment	9,541,484	9,541,484	—	—

	Total	$167,916,030	$9,541,484	$158,374,546	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-29

A-6

PACIFIC FUNDS

PACIFIC FUNDSSM CORE INCOME

Schedule of Investments

September 30, 2015 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 62.7%

Consumer Discretionary - 7.7%

CCO Safari II LLC 4.908% due 07/23/25 ~	$4,550,000	$4,537,001
Cedar Fair LP 5.250% due 03/15/21	3,000,000	3,052,500
DIRECTV Holdings LLC 3.950% due 01/15/25	4,750,000	4,665,963
General Motors Co 5.200% due 04/01/45	2,500,000	2,355,943
6.250% due 10/02/43	1,150,000	1,219,892
GLP Capital LP 4.875% due 11/01/20	3,250,000	3,306,875
Lennar Corp 4.500% due 06/15/19	3,000,000	3,048,000
MDC Holdings Inc 6.000% due 01/15/43	2,500,000	2,037,500
MGM Resorts International 6.750% due 10/01/20	3,000,000	3,112,500
New Red Finance Inc (Canada) 4.625% due 01/15/22 ~	2,500,000	2,450,500
Pinnacle Entertainment Inc 6.375% due 08/01/21	1,500,000	1,594,995
Signet UK Finance PLC 4.700% due 06/15/24	3,000,000	3,036,042
Six Flags Entertainment Corp 5.250% due 01/15/21 ~	3,500,000	3,517,500
Standard Pacific Corp 6.250% due 12/15/21	2,500,000	2,681,250
Virgin Media Secured Finance PLC (United Kingdom) 5.375% due 04/15/21 ~	3,150,000	3,181,500
Wyndham Worldwide Corp
2.950% due 03/01/17	4,000,000	4,050,044
5.100% due 10/01/25	1,400,000	1,422,663

		49,270,668

Consumer Staples - 2.0%

Imperial Tobacco Group PLC 3.750% due 07/21/22 ~	3,300,000	3,336,501
Kraft Heinz Foods Co 5.200% due 07/15/45 ~	1,550,000	1,648,800
Reynolds Group Issuer Inc (New Zealand) 5.750% due 10/15/20	4,000,000	4,050,000
Walgreens Boots Alliance Inc 3.300% due 11/18/21	4,000,000	4,058,540

		13,093,841

Energy - 5.5%

Cimarex Energy Co 5.875% due 05/01/22	1,500,000	1,575,926
Columbia Pipeline Group Inc 4.500% due 06/01/25 ~	3,000,000	2,918,949
Energy Transfer Partners LP
4.050% due 03/15/25	3,850,000	3,393,571
4.750% due 01/15/26	2,500,000	2,305,740
Ensco PLC 5.200% due 03/15/25	3,250,000	2,478,697
Kinder Morgan Energy Partners LP 4.250% due 09/01/24	5,000,000	4,553,935
Kinder Morgan Inc 5.550% due 06/01/45	2,650,000	2,209,477
Korea National Oil Corp (South Korea) 3.125% due 04/03/17 ~	3,000,000	3,069,744
Linn Energy LLC 6.500% due 05/15/19	3,000,000	840,000
Petrobras Global Finance BV (Brazil)
4.375% due 05/20/23	2,000,000	1,310,000
5.375% due 01/27/21	2,000,000	1,464,400

	Principal Amount	Value
Targa Resources Partners LP 4.125% due 11/15/19 ~	$1,950,000	$1,759,875
The Williams Cos Inc
3.700% due 01/15/23	5,000,000	3,884,485
4.550% due 06/24/24	1,950,000	1,549,410
Transocean Inc 3.000% due 10/15/17	2,000,000	1,815,000

		35,129,209

Financials - 18.7%

AerCap Ireland Capital Ltd (Netherlands) 3.750% due 05/15/19	3,650,000	3,595,250
Ally Financial Inc 4.125% due 02/13/22	4,000,000	3,865,000
American Tower Corp REIT
4.000% due 06/01/25	2,300,000	2,249,540
5.000% due 02/15/24	2,000,000	2,105,654
Ares Capital Corp 4.875% due 11/30/18	5,250,000	5,428,369
Bank of America Corp
4.200% due 08/26/24	4,000,000	4,000,048
4.250% due 10/22/26	2,500,000	2,478,078
Bank of America NA 5.300% due 03/15/17	2,200,000	2,311,562
Carlyle Holdings Finance LLC 3.875% due 02/01/23 ~	3,000,000	3,078,111
CBL & Associates LP REIT
4.600% due 10/15/24	1,250,000	1,224,755
5.250% due 12/01/23	3,000,000	3,131,352
Citigroup Inc 4.400% due 06/10/25	4,000,000	4,032,488
Columbia Property Trust Operating Partnership LP REIT 4.150% due 04/01/25	4,500,000	4,453,758
Columbia Property Trust Operating Partnership LP REIT 5.875% due 04/01/18	750,000	813,056
Duke Realty LP REIT 4.375% due 06/15/22	5,250,000	5,496,551
Ford Motor Credit Co LLC 4.250% due 09/20/22	6,500,000	6,722,697
General Motors Financial Co Inc 4.375% due 09/25/21	4,000,000	4,084,460
HCP Inc REIT
3.400% due 02/01/25	2,650,000	2,487,913
4.000% due 06/01/25	1,000,000	984,623
JPMorgan Chase & Co 3.875% due 09/10/24	4,000,000	3,970,760
Kilroy Realty LP REIT 3.800% due 01/15/23	5,000,000	4,985,455
McGraw Hill Financial Inc 4.400% due 02/15/26 ~	5,200,000	5,290,017
Morgan Stanley
2.375% due 07/23/19	3,000,000	3,002,118
5.000% due 11/24/25	3,000,000	3,197,391
Neuberger Berman Group LLC 4.875% due 04/15/45 ~	1,550,000	1,426,107
Och-Ziff Finance Co LLC 4.500% due 11/20/19 ~	4,000,000	4,071,740
Piedmont Operating Partnership LP REIT 4.450% due 03/15/24	5,100,000	5,208,543
Prudential Financial Inc 5.200% due 03/15/44 §	2,500,000	2,465,625
Senior Housing Properties Trust REIT 4.750% due 05/01/24	3,000,000	3,013,752
Synchrony Financial 3.750% due 08/15/21	3,500,000	3,540,590
The Goldman Sachs Group Inc 2.550% due 10/23/19	6,000,000	6,048,708
TIAA Asset Management Finance Co LLC 4.125% due 11/01/24 ~	2,850,000	2,911,845

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-29

A-7

PACIFIC FUNDS

PACIFIC FUNDS CORE INCOME

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
Ventas Realty LP REIT 3.500% due 02/01/25	$2,450,000	$2,373,357
WEA Finance LLC (Australia) 3.750% due 09/17/24 ~	3,000,000	2,959,746
Welltower Inc REIT 4.000% due 06/01/25	3,000,000	3,006,336

		120,015,355

Health Care - 3.4%

AbbVie Inc 3.600% due 05/14/25	1,700,000	1,682,495
Actavis Funding SCS 3.000% due 03/12/20	2,000,000	2,007,244
Biogen Inc 5.200% due 09/15/45	2,800,000	2,837,604
Gilead Sciences Inc 4.750% due 03/01/46	1,800,000	1,813,023
HCA Inc 6.500% due 02/15/20	3,500,000	3,823,750
Laboratory Corp of America Holdings 4.700% due 02/01/45	2,500,000	2,278,808
Valeant Pharmaceuticals International 6.375% due 10/15/20 ~	2,000,000	1,993,750
Valeant Pharmaceuticals International Inc 5.375% due 03/15/20 ~	1,425,000	1,388,484
Zimmer Biomet Holdings Inc 3.550% due 04/01/25	4,500,000	4,417,151

		22,242,309

Industrials - 12.5%

Air Canada Pass-Through Trust ‘A’ (Canada) 4.125% due 11/15/26 ~	5,106,522	5,146,353
Air Lease Corp
3.875% due 04/01/21	5,500,000	5,582,500
4.250% due 09/15/24	3,000,000	2,947,500
American Airlines Pass-Through Trust ‘AA’ 3.600% due 03/22/29	3,100,000	3,111,470
American Airlines Pass-Through Trust ‘B’
3.700% due 11/01/24	1,600,000	1,574,000
4.375% due 04/01/24	906,208	909,198
British Airways Pass-Through Trust ‘A’ (United Kingdom) 4.625% due 06/20/24 ~	2,840,268	2,978,731
British Airways Pass-Through Trust ‘B’ (United Kingdom) 5.625% due 12/20/21 ~	4,327,831	4,565,862
Continental Airlines Pass-Through Trust ‘A’ 4.000% due 04/29/26	3,226,507	3,269,742
Delta Air Lines Pass-Through Trust ‘A’
4.750% due 11/07/21	5,821,971	6,146,837
4.950% due 11/23/20	1,229,755	1,301,450
Delta Air Lines Pass-Through Trust ‘AA’ 3.625% due 01/30/29	600,000	605,250
Hawaiian Airlines Pass-Through Certificates ‘A’ 3.900% due 01/15/26	2,335,108	2,300,315
HD Supply Inc 5.250% due 12/15/21 ~	2,000,000	2,017,500
International Lease Finance Corp 7.125% due 09/01/18 ~	4,000,000	4,414,440
Latam Airlines Pass-Through Trust ‘A’ (Chile) 4.200% due 08/15/29 ~	4,000,000	3,860,000
Owens Corning
4.200% due 12/15/22	3,500,000	3,552,385
4.200% due 12/01/24	1,750,000	1,742,419
Penske Truck Leasing Co LP
3.375% due 02/01/22 ~	3,000,000	2,937,033
4.250% due 01/17/23 ~	3,500,000	3,575,684
The ADT Corp 6.250% due 10/15/21	3,500,000	3,626,875
United Airlines Pass-Through Trust ‘B’ 4.750% due 10/11/23	5,550,000	5,588,850

	Principal Amount	Value
United Rentals North America Inc 4.625% due 07/15/23	$2,800,000	$2,723,000
US Airways Pass-Through Trust ‘A’ 4.625% due 12/03/26	3,246,084	3,408,388
Virgin Australia Trust (Australia) 5.000% due 04/23/25 ~	2,356,912	2,453,074

		80,338,856

Information Technology - 1.9%

Arrow Electronics Inc 3.500% due 04/01/22	3,000,000	2,969,271
CommScope Inc 4.375% due 06/15/20 ~	1,200,000	1,194,000
Hewlett Packard Enterprise Co 4.900% due 10/15/25 ~	6,000,000	5,983,500
NetApp Inc 3.375% due 06/15/21	2,200,000	2,171,319

		12,318,090

Materials - 5.0%

ArcelorMittal (Ireland) 6.250% due 03/01/21	2,000,000	1,807,500
Ardagh Packaging Finance PLC (Ireland) 3.337% due 12/15/19 § ~	3,000,000	2,895,000
Fibria Overseas Finance Ltd (Brazil) 5.250% due 05/12/24	1,450,000	1,399,250
Freeport-McMoRan Inc 3.550% due 03/01/22	4,000,000	2,980,000
Glencore Funding LLC (Switzerland)
2.125% due 04/16/18 ~	2,400,000	2,065,224
4.125% due 05/30/23 ~	7,000,000	5,516,721
Novelis Inc 8.375% due 12/15/17	1,000,000	971,249
Reliance Steel & Aluminum Co 4.500% due 04/15/23	3,850,000	3,655,694
Samarco Mineracao SA (Brazil) 5.750% due 10/24/23 ~	3,000,000	2,557,500
Southern Copper Corp (Peru) 5.250% due 11/08/42	2,000,000	1,522,980
Tronox Finance LLC 6.375% due 08/15/20	3,500,000	2,240,000
Vale SA (Brazil) 5.625% due 09/11/42	2,000,000	1,400,940
Yamana Gold Inc (Canada) 4.950% due 07/15/24	3,600,000	3,223,469

		32,235,527

Telecommunication Services - 3.0%

AT&T Inc 4.750% due 05/15/46	2,400,000	2,208,878
CC Holdings GS V LLC 3.849% due 04/15/23	3,350,000	3,344,787
Frontier Communications Corp 8.875% due 09/15/20 ~	475,000	466,688
Hughes Satellite Systems Corp 6.500% due 06/15/19	3,120,000	3,361,644
Verizon Communications Inc
3.500% due 11/01/24	4,500,000	4,444,812
5.150% due 09/15/23	5,000,000	5,525,175

		19,351,984

Utilities - 3.0%

Calpine Corp 7.875% due 01/15/23 ~	2,000,000	2,150,000
Dynegy Inc 6.750% due 11/01/19	3,600,000	3,627,000
Exelon Corp 5.100% due 06/15/45	5,000,000	5,129,145
Jersey Central Power & Light Co 4.700% due 04/01/24 ~	4,500,000	4,719,326

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-29

A-8

PACIFIC FUNDS

PACIFIC FUNDS CORE INCOME

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
NRG Energy Inc 6.625% due 03/15/23	$2,000,000	$1,850,000
Talen Energy Supply LLC 6.500% due 06/01/25 ~	2,000,000	1,722,500

		19,197,971

Total Corporate Bonds & Notes (Cost $416,536,694)		403,193,810

SENIOR LOAN NOTES - 19.8%

Consumer Discretionary - 7.9%

Caesars Entertainment Resort Properties LLC Term B 7.000% due 10/11/20 §	3,942,437	3,686,178
Cequel Communications LLC 3.500% due 02/14/19 §	2,984,160	2,965,497
Charter Communications Operating LLC Term H 3.250% due 08/24/21§	3,000,000	2,991,876
ClubCorp Club Operations Inc Term B 4.250% due 07/24/20 §	4,462,890	4,479,626
Dollar Tree Inc Term B-1 3.500% due 07/06/22 §	3,759,494	3,767,701
Federal-Mogul Corp Tranche C 4.750% due 04/15/21 §	1,960,000	1,869,350
Hilton Worldwide 3.500% due 10/25/20 §	2,155,748	2,156,647
Interactive Data Corp 4.750% due 05/02/21 §	1,728,125	1,726,829
Las Vegas Sands LLC Term B 3.250% due 12/19/20 §	3,930,000	3,910,896
Leonardo Acquisition Corp (1st Lien) 4.250% due 01/29/21 §	1,470,050	1,469,131
Michaels Stores Inc 4.000% due 01/28/20 §	4,461,203	4,467,226
New Red Finance Inc Term B-2 (Canada) 3.750% due 12/10/21 §	3,406,802	3,405,268
Petsmart Inc Tranche B-1 4.250% due 03/11/22 §	3,990,000	3,989,585
Seminole Tribe of Florida 3.000% due 04/29/20 §	2,925,363	2,925,959
Spin Holdco Inc (1st Lien) 4.250% due 11/14/19 §	3,453,863	3,408,099
The Brickman Group Ltd LLC (1st Lien) 4.000% due 12/18/20 §	1,984,886	1,961,729
The Goodyear Tire & Rubber Co (2nd Lien) 3.750% due 04/30/19 §	1,666,667	1,672,635

		50,854,232

Consumer Staples - 1.2%

Albertson’s LLC
Term B-2
5.375% due 03/21/19 §	1,949,183	1,952,062
Term B-4
5.500% due 08/25/21 §	992,677	994,820
BJ’s Wholesale Club Inc (1st Lien) 4.500% due 09/26/19 §	2,920,595	2,909,809
Smart & Final Inc (1st Lien) 4.000% due 11/15/19 §	1,662,246	1,658,090

		7,514,781

Financials - 1.9%

Amwins Group LLC (1st Lien) 5.250% due 09/06/19 §	2,939,636	2,953,176
First Data Corp
Term B
3.696% due 09/24/18 §	2,500,000	2,483,073
Term C-1
3.696% due 03/23/18 §	2,500,000	2,482,227

	Principal Amount	Value
HUB International Ltd 4.000% due 10/02/20 §	$2,945,150	$2,885,018
Realogy Corp Term B 3.750% due 03/05/20 §	1,462,697	1,462,690

		12,266,184

Health Care - 1.7%

CHS/Community Health Systems Inc Term H 4.000% due 01/27/21 §	4,987,500	4,997,889
Iasis Healthcare LLC Term B-2 4.500% due 05/03/18 §	2,977,041	2,983,864
Par Pharmaceutical Inc due 09/30/19 µ	2,500,000	2,501,562
Pharmaceutical Product Development Inc 4.250% due 08/18/22 §	249,375	247,790

		10,731,105

Industrials - 3.1%

AlixPartners LLP 4.500% due 07/15/22 §	1,500,000	1,500,234
Gates Global LLC 4.250% due 07/06/21 §	1,848,023	1,758,511
HD Supply Inc 3.750% due 08/13/21 §	1,500,000	1,495,312
Rexnord LLC Term B 4.000% due 08/21/20 §	4,914,811	4,883,214
Sensata Technologies BV (Netherlands) 3.000% due 10/14/21 §	1,226,265	1,226,602
Transdigm Inc
Tranche D
3.750% due 06/04/21 §	2,962,500	2,937,505
Tranche E
3.500% due 05/16/22 §	1,990,481	1,966,223
Univar Inc 4.250% due 06/24/22 §	4,000,000	3,944,376

		19,711,977

Information Technology - 0.5%

Avago Technologies Cayman Ltd 3.750% due 05/06/21 §	2,575,550	2,576,921
Freescale Semiconductor Inc Tranche B-4 4.250% due 02/28/20 §	997,462	997,381

		3,574,302

Materials - 2.1%

Ardagh Holdings USA Inc 4.000% due 12/17/19 §	2,977,330	2,970,631
BWay Intermediate Co Inc 5.500% due 08/14/20 §	2,962,500	2,956,021
FMG Resources Property Ltd (Australia) 3.750% due 06/30/19 §	4,366,673	3,591,588
Nexeo Solutions LLC Term B-3 5.000% due 09/08/17 §	994,937	953,895
Novelis Inc 4.000% due 06/02/22 §	2,992,500	2,959,146

		13,431,281

Telecommunication Services - 1.4%

Level 3 Financing Inc
Tranche B
4.000% due 01/15/20 §	2,500,000	2,497,187
Tranche B-III
4.000% due 08/01/19 §	2,500,000	2,500,000
Zayo Group LLC 3.750% due 05/06/21 §	3,974,916	3,957,029

		8,954,216

Total Senior Loan Notes (Cost $128,823,821)		127,038,078

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-29

A-9

PACIFIC FUNDS

PACIFIC FUNDS CORE INCOME

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value

MORTGAGE-BACKED SECURITIES - 0.5%

Collateralized Mortgage Obligations - Commercial - 0.5%

Hilton USA Trust 2.944% due 11/05/30 " § ~	$1,478,198	$1,476,729
Hyatt Hotel Portfolio Trust 2.307% due 11/15/29 " § ~	1,550,000	1,559,363

Total Mortgage-Backed Securities (Cost $3,028,197)		3,036,092

ASSET-BACKED SECURITIES - 1.3%

Carlyle Global Market Strategies CLO Ltd (Cayman) 2.395% due 07/27/26 " § ~	1,500,000	1,495,688
3.445% due 07/27/26 " § ~	1,500,000	1,486,751
Madison Park Funding VIII Ltd (Cayman) 2.495% due 04/22/22 " § ~	2,500,000	2,492,707
Race Point VI CLO Ltd (Cayman) 2.413% due 05/24/23 " § ~	1,500,000	1,492,412
3.439% due 05/24/23 " § ~	1,500,000	1,504,105

Total Asset-Backed Securities (Cost $8,488,750)		8,471,663

U.S. GOVERNMENT AGENCY ISSUES - 0.8%

Fannie Mae 1.875% due 09/18/18	5,000,000	5,132,445

Total U.S. Government Agency Issues (Cost $5,053,047)		5,132,445

U.S. TREASURY OBLIGATIONS - 8.4%

U.S. Treasury Bonds - 0.9%

2.875% due 08/15/45	6,000,000	6,001,872

U.S. Treasury Notes - 7.5%

0.625% due 10/15/16	4,500,000	4,510,751
0.625% due 02/15/17	3,000,000	3,006,231
0.750% due 03/15/17	4,500,000	4,516,200
1.250% due 01/31/19	4,500,000	4,530,969
1.375% due 07/31/18	4,500,000	4,561,700
1.375% due 09/30/18	4,000,000	4,053,048
1.500% due 10/31/19	4,000,000	4,045,600
2.000% due 10/31/21	4,000,000	4,084,480
2.125% due 09/30/21	3,000,000	3,087,813
2.125% due 12/31/21	4,000,000	4,109,296
2.250% due 11/15/24	4,500,000	4,586,688
2.375% due 08/15/24	3,000,000	3,091,425

		48,184,201

Total U.S. Treasury Obligations (Cost $53,954,524)		54,186,073

	Principal Amount	Value

FOREIGN GOVERNMENT BONDS & NOTES - 2.4%

Chile Government (Chile) 2.250% due 10/30/22	$4,000,000	$3,850,000
Mexico Government (Mexico)
3.500% due 01/21/21	2,000,000	2,040,000
3.625% due 03/15/22	2,000,000	2,023,000
Province of Ontario (Canada) 1.650% due 09/27/19	3,000,000	3,000,777
Republic of Korea (South Korea) 3.875% due 09/11/23	4,000,000	4,369,400

Total Foreign Government Bonds & Notes (Cost $14,727,992)		15,283,177

	Shares
SHORT-TERM INVESTMENT - 4.0%

Money Market Fund - 4.0%

BlackRock Liquidity Funds T-Fund Portfolio	25,805,853	25,805,853

Total Short-Term Investment (Cost $25,805,853)		25,805,853

TOTAL INVESTMENTS - 99.9% (Cost $656,418,878)		642,147,191

OTHER ASSETS & LIABILITIES, NET - 0.1%		466,542

NET ASSETS - 100.0%		$642,613,733

Notes to Schedule of Investments

(a)	As of September 30, 2015, the fund’s composition as a percentage of net assets was as follows:

Corporate Bonds & Notes	62.7%
Senior Loan Notes	19.8%
U.S. Treasury Obligations	8.4%
Short-Term Investment	4.0%
Other (each less than 3.0%)	5.0%

99.9%
Other Assets & Liabilities, Net	0.1%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-29

A-10

PACIFIC FUNDS

PACIFIC FUNDS CORE INCOME

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2015:

		Total Value at September 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$403,193,810	$—	$403,193,810	$—
	Senior Loan Notes	127,038,078	—	127,038,078	—
	Mortgage-Backed Securities	3,036,092	—	3,036,092	—
	Asset-Backed Securities	8,471,663	—	8,471,663	—
	U.S. Government Agency Issues	5,132,445	—	5,132,445	—
	U.S. Treasury Obligations	54,186,073	—	54,186,073	—
	Foreign Government Bonds & Notes	15,283,177	—	15,283,177	—
	Short-Term Investment	25,805,853	25,805,853	—	—

	Total	$642,147,191	$25,805,853	$616,341,338	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-29

A-11

PACIFIC FUNDS

PACIFIC FUNDSSM STRATEGIC INCOME

Schedule of Investments

September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 2.5%

Consumer Discretionary - 1.2%

Cedar Fair LP	7,400	$389,314
Las Vegas Sands Corp	6,365	241,679
Lennar Corp ‘A’	8,495	408,864
MGM Resorts International *	21,760	401,472
Mohawk Industries Inc *	2,600	472,654
Six Flags Entertainment Corp	9,167	419,665
Standard Pacific Corp *	50,570	404,560

		2,738,208

Energy - 0.2%

Kinder Morgan Inc	7,210	199,573
Sunoco LP	8,860	299,911

		499,484

Financials - 0.1%

Bank of America Corp	16,130	251,305

		251,305

Industrials - 0.5%

Air Lease Corp	13,770	425,768
The Boeing Co	2,695	352,910
United Rentals Inc *	6,700	402,335

		1,181,013

Materials - 0.4%

Freeport-McMoRan Inc	8,100	78,489
Louisiana-Pacific Corp *	23,800	338,912
Reliance Steel & Aluminum Co	7,540	407,235

		824,636

Utilities - 0.1%

NRG Energy Inc	17,400	258,390

Total Common Stocks (Cost $6,239,416)		5,753,036

CLOSED-END MUTUAL FUNDS - 1.4%

Eaton Vance Senior Income Trust	158,421	929,931
First Trust Senior Floating Rate Income Fund II	53,883	677,848
Invesco Senior Income Trust	205,430	858,697
Voya Prime Rate Trust	173,494	877,880

		3,344,356

Total Closed-End Mutual Funds (Cost $3,710,392)		3,344,356

	Principal Amount

CORPORATE BONDS & NOTES - 76.9%

Consumer Discretionary - 12.9%

24 Hour Holdings III LLC 8.000% due 06/01/22 ~	$400,000	310,000
99 Cents Only Stores LLC 11.000% due 12/15/19	500,000	300,000
Beazer Homes USA Inc
5.750% due 06/15/19	1,040,000	980,200
7.250% due 02/01/23	400,000	369,000
7.500% due 09/15/21	650,000	625,625
Boyd Gaming Corp 6.875% due 05/15/23	750,000	765,000
Caesars Entertainment Operating Co Inc
9.000% due 02/15/20 * Ω	250,000	206,250
11.250% due 06/01/17 * Ω	100,000	80,500

	Principal Amount	Value
Caesars Entertainment Resort Properties LLC
8.000% due 10/01/20	$ 600,000	$ 573,000
11.000% due 10/01/21	100,000	91,250
Caesars Growth Properties Holdings LLC 9.375% due 05/01/22	800,000	630,000
Carrols Restaurant Group Inc 8.000% due 05/01/22	750,000	793,125
CCO Safari II LLC 3.579% due 07/23/20 ~	1,800,000	1,788,431
CEC Entertainment Inc 8.000% due 02/15/22	500,000	495,000
Cedar Fair LP 5.250% due 03/15/21	1,050,000	1,068,375
DISH DBS Corp 5.875% due 07/15/22	1,151,000	1,018,635
Greektown Holdings LLC 8.875% due 03/15/19 ~	400,000	412,000
iHeartCommunications Inc 10.000% due 01/15/18	100,000	53,375
Jo-Ann Stores Inc 8.125% due 03/15/19 ~	1,500,000	1,395,000
Landry’s Holdings II Inc 10.250% due 01/01/18 ~	250,000	256,875
Landry’s Inc 9.375% due 05/01/20 ~	100,000	107,125
Lennar Corp 4.750% due 11/15/22	1,000,000	975,800
Live Nation Entertainment Inc 5.375% due 06/15/22 ~	750,000	738,750
Marriott International Inc 2.875% due 03/01/21	2,000,000	2,011,186
MGM Resorts International
6.750% due 10/01/20	1,150,000	1,193,125
7.750% due 03/15/22	500,000	534,375
Mohawk Industries Inc 3.850% due 02/01/23	480,000	487,818
Neiman Marcus Group Ltd LLC
8.000% due 10/15/21 ~	400,000	414,000
8.750% PIK due 10/15/21 ~	900,000	931,500
Neptune Finco Corp (Netherlands)
6.625% due 10/15/25 ~	200,000	201,500
10.125% due 01/15/23 ~	400,000	404,500
10.875% due 10/15/25 ~	400,000	405,000
New Red Finance Inc (Canada) 4.625% due 01/15/22 ~	1,150,000	1,127,230
NPC International Inc 10.500% due 01/15/20	400,000	418,000
Party City Holdings Inc 6.125% due 08/15/23 ~	850,000	860,625
Penn National Gaming Inc 5.875% due 11/01/21	450,000	456,188
Signet UK Finance PLC 4.700% due 06/15/24	1,150,000	1,163,816
Six Flags Entertainment Corp 5.250% due 01/15/21 ~	1,750,000	1,758,750
Standard Pacific Corp
6.250% due 12/15/21	415,000	445,088
8.375% due 01/15/21	500,000	590,000
The Ryland Group Inc 6.625% due 05/01/20	750,000	819,375
Wyndham Worldwide Corp 3.900% due 03/01/23	350,000	337,307
5.625% due 03/01/21	1,250,000	1,361,680

		29,954,379

Consumer Staples - 4.2%

Albertson’s Holdings LLC 7.750% due 10/15/22 ~	142,000	152,693
Beverages & More Inc 10.000% due 11/15/18 ~	550,000	530,062
CVS Health Corp 3.500% due 07/20/22	1,000,000	1,033,556

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-29

A-12

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
JBS Investments GmbH (Brazil) 7.750% due 10/28/20 ~	$700,000	$721,000
JBS USA LLC (Brazil)
5.750% due 06/15/25 ~	500,000	460,000
7.250% due 06/01/21 ~	250,000	260,625
Reynolds American Inc (New Zealand) 4.450% due 06/12/25	1,500,000	1,573,200
Reynolds Group Issuer Inc (New Zealand)
5.750% due 10/15/20	1,000,000	1,012,500
8.250% due 02/15/21	2,469,000	2,475,173
9.875% due 08/15/19	209,000	216,707
Rite Aid Corp 6.750% due 06/15/21	1,250,000	1,284,375

		9,719,891

Energy - 7.2%

Crestwood Midstream Partners LP
6.000% due 12/15/20	750,000	676,875
6.125% due 03/01/22	250,000	217,675
Energy Transfer Partners LP
4.050% due 03/15/25	1,200,000	1,057,736
4.750% due 01/15/26	500,000	461,148
Ensco PLC 5.200% due 03/15/25	1,000,000	762,676
Hiland Partners LP
5.500% due 05/15/22 ~	50,000	48,969
7.250% due 10/01/20 ~	550,000	580,938
Kinder Morgan Energy Partners LP 4.250% due 09/01/24	1,750,000	1,593,877
Linn Energy LLC
6.500% due 05/15/19	750,000	210,000
6.500% due 09/15/21	200,000	42,500
MarkWest Energy Partners LP 4.875% due 06/01/25	750,000	691,725
MEG Energy Corp (Canada) 6.500% due 03/15/21 ~	1,250,000	1,031,250
Noble Holding International Ltd 6.950% due 04/01/45	1,250,000	866,931
Petrobras Global Finance BV (Brazil)
4.875% due 03/17/20	500,000	367,500
5.375% due 01/27/21	500,000	366,100
Sabine Pass Liquefaction LLC
5.625% due 02/01/21	1,500,000	1,398,750
5.625% due 03/01/25 ~	1,075,000	950,031
Sabine Pass LNG LP 6.500% due 11/01/20	150,000	145,875
Sanchez Energy Corp
6.125% due 01/15/23	150,000	101,250
7.750% due 06/15/21	500,000	372,500
Seadrill Ltd (Norway) 6.125% due 09/15/17 ~	550,000	429,000
Summit Midstream Holdings LLC 5.500% due 08/15/22	750,000	648,750
Sunoco Finance Corp 5.500% due 08/01/20 ~	575,000	569,250
The Williams Cos Inc
3.700% due 01/15/23	2,250,000	1,748,018
4.550% due 06/24/24	1,650,000	1,311,039

		16,650,363

Financials - 15.9%

AerCap Ireland Capital Ltd (Netherlands) 5.000% due 10/01/21	250,000	255,625
American Tower Corp REIT 4.700% due 03/15/22	860,000	905,628
Ares Capital Corp 4.875% due 11/30/18	800,000	827,180
Bank of America Corp 4.200% due 08/26/24	1,000,000	1,000,012

	Principal Amount	Value
CBL & Associates LP REIT 4.600% due 10/15/24	$1,500,000	$1,469,706
Citigroup Inc 4.400% due 06/10/25	1,500,000	1,512,183
Columbia Property Trust Operating Partnership LP REIT 4.150% due 04/01/25	850,000	841,265
E*TRADE Financial Corp 5.375% due 11/15/22	1,150,000	1,221,875
ESH Hospitality Inc REIT 5.250% due 05/01/25 ~	800,000	790,000
First Data Corp
5.375% due 08/15/23 ~	900,000	893,250
11.750% due 08/15/21	1,000,000	1,112,500
General Motors Financial Co Inc
3.200% due 07/13/20	550,000	543,911
4.375% due 09/25/21	1,500,000	1,531,672
HCP Inc REIT
3.400% due 02/01/25	1,350,000	1,267,427
4.000% due 06/01/25	1,000,000	984,623
Host Hotels & Resorts LP REIT
3.750% due 10/15/23	1,000,000	980,818
4.750% due 03/01/23	750,000	790,505
Jefferies Finance LLC
6.875% due 04/15/22 ~	500,000	457,500
7.375% due 04/01/20 ~	750,000	726,600
7.500% due 04/15/21 ~	500,000	469,375
JPMorgan Chase & Co
3.875% due 09/10/24	2,100,000	2,084,649
4.250% due 10/01/27	1,000,000	998,721
Kilroy Realty LP REIT 4.375% due 10/01/25	1,400,000	1,416,101
McGraw Hill Financial Inc 3.300% due 08/14/20 ~	1,950,000	1,986,428
Morgan Stanley
3.950% due 04/23/27	2,000,000	1,931,494
5.000% due 11/24/25	1,000,000	1,065,797
Och-Ziff Finance Co LLC 4.500% due 11/20/19 ~	1,500,000	1,526,902
Ocwen Financial Corp 7.125% due 05/15/19 ~	450,000	405,000
Outfront Media Capital LLC
5.250% due 02/15/22	1,300,000	1,301,625
5.875% due 03/15/25	300,000	306,375
Senior Housing Properties Trust REIT
4.750% due 05/01/24	500,000	502,292
6.750% due 04/15/20	1,000,000	1,125,299
6.750% due 12/15/21	250,000	286,820
Synchrony Financial 4.500% due 07/23/25	1,500,000	1,515,276
The Howard Hughes Corp 6.875% due 10/01/21 ~	1,750,000	1,786,575

		36,821,009

Health Care - 3.9%

Alere Inc 6.375% due 07/01/23 ~	825,000	839,438
CHS/Community Health Systems Inc
6.875% due 02/01/22	900,000	921,339
7.125% due 07/15/20	400,000	417,000
8.000% due 11/15/19	250,000	260,781
Hill-Rom Holdings Inc 5.750% due 09/01/23 ~	150,000	151,125
Jaguar Holding Co II 6.375% due 08/01/23 ~	425,000	414,375
Prospect Medical Holdings Inc 8.375% due 05/01/19 ~	500,000	523,750
Quintiles Transnational Corp 4.875% due 05/15/23 ~	750,000	744,375

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-29

A-13

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
Surgical Care Affiliates Inc 6.000% due 04/01/23 ~	$825,000	$820,875
Tenet Healthcare Corp
5.000% due 03/01/19	250,000	242,812
6.750% due 06/15/23	900,000	895,500
8.125% due 04/01/22	400,000	426,160
Valeant Pharmaceuticals International Inc
5.375% due 03/15/20 ~	750,000	730,781
5.500% due 03/01/23 ~	1,600,000	1,520,000
6.125% due 04/15/25 ~	50,000	48,020

		8,956,331

Industrials - 13.4%

AAF Holdings LLC 12.000% PIK due 07/01/19 ~	505,763	500,705
Ahern Rentals Inc 7.375% due 05/15/23 ~	1,000,000	875,000
Air Canada Pass-Through Trust ‘B’ (Canada) 3.875% due 03/15/23 ~	1,050,000	1,017,188
Air Canada Pass-Through Trust ‘C’ (Canada) 5.000% due 03/15/20 ~	750,000	729,375
Air Lease Corp
3.750% due 02/01/22	1,750,000	1,743,395
4.250% due 09/15/24	1,000,000	982,500
Avation Capital SA (United Kingdom) 7.500% due 05/27/20 ~	500,000	485,000
British Airways Pass-Through Trust ‘B’ (United Kingdom) 5.625% due 06/20/20 ~	1,290,027	1,360,978
Fortune Brands Home & Security Inc 4.000% due 06/15/25	2,000,000	2,020,038
HD Supply Inc
7.500% due 07/15/20	2,000,000	2,090,000
11.500% due 07/15/20	1,500,000	1,702,500
International Lease Finance Corp (Netherlands) 6.250% due 05/15/19	1,950,000	2,081,625
Modular Space Corp 10.250% due 01/31/19 ~	550,000	385,000
Nortek Inc 8.500% due 04/15/21	1,495,000	1,577,225
Owens Corning
4.200% due 12/15/22	500,000	507,483
4.200% due 12/01/24	1,350,000	1,344,152
9.000% due 06/15/19	116,000	138,052
Penske Truck Leasing Co LP 3.200% due 07/15/20 ~	1,500,000	1,512,626
Roofing Supply Group LLC 10.000% due 06/01/20 ~	250,000	268,750
StandardAero Aviation Holdings Inc 10.000% due 07/15/23 ~	525,000	522,375
The ADT Corp 6.250% due 10/15/21	2,050,000	2,124,313
TMS International Corp 7.625% due 10/15/21 ~	450,000	420,750
TransDigm Inc 5.500% due 10/15/20	1,250,000	1,197,656
United Airlines Pass-Through Trust ‘B’
4.625% due 09/03/22	500,000	505,750
4.750% due 04/11/22	150,000	151,050
United Rentals North America Inc
4.625% due 07/15/23	1,750,000	1,701,875
5.500% due 07/15/25	100,000	93,875
Univar Inc 6.750% due 07/15/23 ~	800,000	746,000
USG Corp 5.875% due 11/01/21 ~	1,250,000	1,303,125
ZF North America Capital Inc (Germany) 4.500% due 04/29/22 ~	850,000	806,438

		30,894,799

	Principal Amount	Value
Information Technology - 1.8%

Audatex North America Inc 6.125% due 11/01/23 ~	$ 1,100,000	$ 1,109,625
Blackboard Inc 7.750% due 11/15/19 ~	575,000	485,875
Commscope Technologies Finance LLC 6.000% due 06/15/25 ~	625,000	601,175
Infor Software Parent LLC 7.125% PIK due 05/01/21 ~	800,000	707,000
Infor US Inc 6.500% due 05/15/22 ~	250,000	230,000
NXP BV (Netherlands) 3.750% due 06/01/18 ~	1,000,000	1,005,000

		4,138,675

Materials - 13.1%

AK Steel Corp
7.625% due 05/15/20	1,300,000	711,750
8.375% due 04/01/22	400,000	203,889
ArcelorMittal (Luxembourg)
5.125% due 06/01/20	600,000	544,560
7.750% due 10/15/39	250,000	205,000
10.600% due 06/01/19	500,000	541,875
Ardagh Finance Holdings SA (Luxembourg) 8.625% PIK due 06/15/19 ~	1,262,202	1,296,912
Ardagh Packaging Finance PLC (Luxembourg)
6.250% due 01/31/19 ~	1,000,000	1,000,000
6.750% due 01/31/21 ~	1,000,000	1,007,500
7.000% due 11/15/20 ~	167,647	168,485
Berry Plastics Corp
5.125% due 07/15/23	1,550,000	1,468,625
6.000% due 10/15/22 # ~	275,000	277,063
Beverage Packaging Holdings Luxembourg II SA (New Zealand) 6.000% due 06/15/17 ~	1,100,000	1,080,750
BWAY Holding Co 9.125% due 08/15/21 ~	1,650,000	1,600,500
Constellium NV (Netherlands) 8.000% due 01/15/23 ~	500,000	445,000
Coveris Holdings SA (Luxembourg) 7.875% due 11/01/19 ~	1,250,000	1,190,625
Fibria Overseas Finance Ltd (Brazil) 5.250% due 05/12/24	500,000	482,500
FMG Resources Property Ltd (Australia) 8.250% due 11/01/19 ~	1,000,000	806,250
Freeport-McMoRan Inc 3.550% due 03/01/22	500,000	372,500
4.000% due 11/14/21	1,000,000	785,000
Glencore Finance Canada Ltd (Switzerland) 4.250% due 10/25/22 ~	2,150,000	1,698,270
Glencore Funding LLC (Switzerland) 4.125% due 05/30/23 ~	1,750,000	1,379,180
Hexion Inc 6.625% due 04/15/20	750,000	641,250
INEOS Group Holdings SA (Switzerland) 6.125% due 08/15/18 ~	750,000	709,688
Mustang Merger Corp 8.500% due 08/15/21 ~	500,000	521,250
Novelis Inc 8.375% due 12/15/17	1,000,000	971,250
8.750% due 12/15/20	2,764,000	2,674,723
Owens-Brockway Glass Container Inc 5.875% due 08/15/23 ~	850,000	858,500
Samarco Mineracao SA (Brazil) 5.750% due 10/24/23 ~	500,000	426,250
Sappi Papier Holding GmbH (South Africa) 7.750% due 07/15/17 ~	400,000	422,000

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-29

A-14

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
Sealed Air Corp
4.875% due 12/01/22 ~	$ 1,250,000	$ 1,240,625
5.125% due 12/01/24 ~	100,000	98,250
5.500% due 09/15/25 ~	550,000	559,625
Southern Copper Corp (Peru) 5.875% due 04/23/45	1,400,000	1,138,396
Tronox Finance LLC 6.375% due 08/15/20	1,300,000	832,000
Wise Metals Group LLC (Netherlands) 8.750% due 12/15/18 ~	1,100,000	1,061,500
Wise Metals Intermediate Holdings LLC (Netherlands) 9.750% due 06/15/19 ~	400,000	386,500
Yamana Gold Inc (Canada) 4.950% due 07/15/24	650,000	582,015

		30,390,056

Telecommunication Services - 3.3%

Digicel Group Ltd (Jamaica) 8.250% due 09/30/20 ~	750,000	697,500
Frontier Communications Corp
8.875% due 09/15/20 ~	350,000	343,875
10.500% due 09/15/22 ~	300,000	292,500
11.000% due 09/15/25 ~	300,000	291,000
Hughes Satellite Systems Corp 7.625% due 06/15/21	1,250,000	1,343,750
Intelsat Jackson Holdings SA (United Kingdom) 6.625% due 12/15/22	250,000	196,250
7.250% due 10/15/20	500,000	460,625
Intelsat Luxembourg SA (United Kingdom) 7.750% due 06/01/21	1,600,000	1,046,000
Sprint Communications Inc
6.000% due 11/15/22	350,000	264,250
7.000% due 08/15/20	500,000	418,750
Sprint Corp (Japan)
7.250% due 09/15/21	2,150,000	1,765,688
7.625% due 02/15/25	700,000	543,813

		7,664,001

Utilities - 1.2%

Dynegy Inc
6.750% due 11/01/19	500,000	503,750
7.625% due 11/01/24	800,000	812,000
GenOn Energy Inc 9.875% due 10/15/20	750,000	701,250
Talen Energy Supply LLC 6.500% due 06/01/25 ~	800,000	689,000

		2,706,000

Total Corporate Bonds & Notes (Cost $190,004,296)		177,895,504

SENIOR LOAN NOTES - 16.1%

Consumer Discretionary - 6.7%

Caesars Entertainment Resort Properties LLC Term B 7.000% due 10/11/20 §	1,240,530	1,159,896
CDS US Intermediate Holdings Inc (2nd Lien) 9.250% due 07/10/23 §	250,000	247,083
CEC Entertainment Inc Term B 4.000% due 02/12/21 §	992,469	966,830
Cequel Communications Inc due 02/14/19 µ	1,500,000	1,490,619
Cirque Du Soleil (1st Lien) 5.000% due 07/08/22 §	500,000	501,831
iHeartCommunications Inc Tranche D 6.944% due 01/30/19 §	500,000	416,250
Las Vegas Sands LLC Term B 3.250% due 12/19/20 §	1,735,534	1,727,098

	Principal Amount	Value
New Red Finance Inc Term B-2 3.750% due 12/10/21 §	$1,994,964	$ 1,994,067
Petsmart Inc Tranche B-1 due 03/11/22 µ	2,000,000	1,999,792
Spin Holdco Inc (1st Lien) 4.250% due 11/14/19 §	983,806	970,771
The Brickman Group Ltd LLC
(1st Lien)
4.000% due 12/18/20 §	748,101	739,373
(2nd Lien)
7.500% due 12/17/21 §	750,000	729,375
The Neiman Marcus Group Inc 4.250% due 10/25/20 §	988,709	969,890
The Servicemaster Co LLC 4.250% due 07/01/21 §	1,490,611	1,493,538

		15,406,413

Consumer Staples - 0.7%

Albertson’s LLC
Term B-2
5.375% due 03/21/19 §	343,973	344,481
Term B-4
5.500% due 08/25/21 §	496,338	497,410
New Albertson’s Inc Term B 4.750% due 06/30/21 §	247,500	247,469
Reddy Ice Corp Term B (1st Lien) 6.750% due 05/01/19 §	587,462	492,489

		1,581,849

Energy - 0.0%

American Energy - Marcellus LLC (2nd Lien) 8.500% due 08/04/21 §	750,000	98,750

Financials - 0.2%

ROC Finance LLC Term B 5.000% due 06/20/19 §	491,228	468,509

Health Care - 1.6%

CHS/Community Health Systems Inc Term H 4.000% due 01/27/21 §	997,500	999,578
Par Pharmaceutical Cos Inc Term B-3 due 09/30/19 µ	1,500,000	1,500,938
PharMEDium Healthcare Corp (1st Lien) 4.250% due 01/28/21 §	470,278	465,771
Surgery Center Holdings Inc
(1st Lien)
5.250% due 11/03/20 §	496,250	496,870
(2nd Lien)
8.500% due 11/03/21 §	250,000	252,656

		3,715,813

Industrials - 2.9%

Gates Global LLC 4.250% due 07/06/21 §	990,000	942,047
GYP Holdings III Corp (1st Lien) 4.750% due 04/01/21 §	1,235,612	1,209,356
Husky Injection Molding Systems Ltd 4.250% due 06/30/21 §	1,241,797	1,230,039
Ply Gem Industries Inc due 02/01/21 µ	1,468,805	1,457,605
Univar USA 4.250% due 06/24/22 §	2,000,000	1,972,188

		6,811,235

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-29

A-15

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
Information Technology - 1.4%

Activision Blizzard 3.250% due 10/13/20 §	$ 814,753	$ 815,828
Avago Technologies Cayman Ltd 3.750% due 05/06/21 §	858,517	858,974
Freescale Semiconductor Inc Tranche B-4 4.250% due 02/28/20 §	1,496,193	1,496,072

		3,170,874

Materials - 1.7%

Berry Plastics Corp Term D due 02/08/20 µ	1,500,000	1,490,000
BWay Intermediate Co Inc 5.500% due 08/14/20 §	987,500	985,340
FMG Resources Property Ltd (Australia) 3.750% due 06/30/19 §	1,229,317	1,011,113
Novelis Inc due 06/02/22 µ	500,000	494,427

		3,980,880

Telecommunication Services - 0.9%

Zayo Group LLC due 05/06/21 µ	2,000,000	1,991,000

Total Senior Loan Notes (Cost $38,544,423)		37,225,323

MORTGAGE-BACKED SECURITIES - 0.1%

Collateralized Mortgage Obligations - Commercial - 0.1%

Hilton USA Trust 2.955% due 11/05/30 " § ~	246,366	246,121

Total Mortgage-Backed Securities (Cost $246,366)		246,121

	Principal Amount	Value
ASSET-BACKED SECURITIES - 0.7%

Carlyle Global Market Strategies CLO Ltd (Cayman) 3.445% due 07/27/26 " §	$ 750,000	$ 743,376
Race Point VI CLO Ltd (Cayman) 3.439% due 05/24/23 " §	750,000	752,053

		1,495,429

Total Asset-Backed Securities (Cost $1,494,375)		1,495,429

	Shares
SHORT-TERM INVESTMENT - 5.2%

Money Market Fund - 5.2%

BlackRock Liquidity Funds T-Fund Portfolio	12,116,577	12,116,577

Total Short-Term Investment (Cost $12,116,577)		12,116,577

TOTAL INVESTMENTS - 102.9% (Cost $252,355,845)		238,076,346

OTHER ASSETS & LIABILITIES, NET - (2.9%)		(6,728,984)

NET ASSETS - 100.0%		$231,347,362

Notes to Schedule of Investments

(a)	As of September 30, 2015, the fund’s composition as a percentage of net assets was as follows:

Corporate Bonds & Notes	76.9%
Senior Loan Notes	16.1%
Short-Term Investment	5.2%
Others (each less than 3.0%)	4.7%

	102.9%
Other Assets & Liabilities, Net	(2.9%	)

	100.0%

(b)	Investments with a total aggregate value of $286,750 or 0.1% of the fund’s net assets were in default as of September 30, 2015.

(c)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2015:

		Total Value at September 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$5,753,036	$5,753,036	$—	$—
	Closed-End Mutual Funds	3,344,356	3,344,356	—	—
	Corporate Bonds & Notes	177,895,504	—	177,895,504	—
	Senior Loan Notes	37,225,323	—	37,225,323	—
	Mortgage-Backed Securities	246,121	—	246,121	—
	Asset-Backed Securities	1,495,429	—	1,495,429	—
	Short-Term Investment	12,116,577	12,116,577	—	—

	Total	$238,076,346	$21,213,969	$216,862,377	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-29

A-16

PACIFIC FUNDS

PACIFIC FUNDSSM FLOATING RATE INCOME

Schedule of Investments

September 30, 2015 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 1.4%

Consumer Discretionary - 0.5%

Altice US Finance I Corp 5.375% due 07/15/23 ~	$1,075,000	$1,034,688
NPC International Inc 10.500% due 01/15/20	2,350,000	2,455,750

		3,490,438

Consumer Staples - 0.3%

Reynolds Group Issuer Inc (New Zealand) 5.750% due 10/15/20	2,000,000	2,022,500

Health Care - 0.1%

Tenet Healthcare Corp 3.837% due 06/15/20 § ~	1,200,000	1,194,000

Industrials - 0.5%

HD Supply Inc 5.250% due 12/15/21~	3,000,000	3,026,250
United Rentals North America Inc 4.625% due 07/15/23	725,000	705,063

		3,731,313

Total Corporate Bonds & Notes (Cost $10,464,995)		10,438,251

SENIOR LOAN NOTES - 95.5%

Consumer Discretionary - 27.0%

24 Hour Fitness Worldwide 4.750% due 05/28/21 §	4,443,750	4,199,344
Affinia Group Inc Tranche B-2 5.063% due 04/27/20 §	5,737,068	5,756,792
Caesars Entertainment Resort Properties LLC Term B 7.000% due 10/11/20 §	14,677,502	13,723,464
Caesars Growth Properties Holdings LLC Term B (1st Lien) 6.250% due 05/08/21 §	4,443,750	3,910,500
CEC Entertainment Inc Term B 4.000% due 02/12/21 §	12,151,970	11,838,048
Cequel Communications LLC due 02/28/19 µ	2,000,000	1,987,492
Charter Communications Operating LLC
Term H
3.250% due 08/24/21 §	1,000,000	997,292
Term I
3.500% due 01/23/23 §	2,000,000	1,990,782
ClubCorp Club Operations Inc Term B 4.250% due 07/24/20 §	15,591,636	15,650,104
CS Intermediate Holdco 2 LLC 4.000% due 04/04/21 §	2,962,500	2,949,169
Dollar Tree Inc Term B-1
3.500% due 07/06/22 §	3,341,772	3,349,067
Term B-2
4.250% due 07/06/22 §	5,000,000	5,010,575
Federal-Mogul Corp Tranche C 4.750% due 04/15/21 §	7,365,000	7,024,369
Interactive Data Corp 4.750% due 05/02/21 §	4,177,026	4,173,893
Jo-Ann Stores Inc Term B 4.000% due 03/16/18 §	9,589,550	9,475,598
Leonardo Acquisition Corp (1st Lien) 4.250% due 01/29/21 §	8,020,742	8,015,729
Leslie’s Poolmart Inc Tranche B 4.250% due 10/16/19 §	10,961,455	10,742,226

	Principal Amount	Value
Michaels Stores Inc 4.000% due 01/28/20 §	$1,187,688	$1,189,292
New Red Finance Inc Term B-2 (Canada) 3.750% due 12/10/21 §	7,949,204	7,945,626
Nine West Holdings Inc
4.750% due 10/08/19 §	4,121,100	3,441,119
6.250% due 01/08/20 §	1,250,000	714,063
NPC International Inc 4.000% due 12/28/18 §	1,484,615	1,474,100
Party City Holdings Inc 4.250% due 08/06/22 §	2,000,000	2,000,834
Petsmart Inc Tranche B-1 4.250% due 03/11/22 §	7,481,250	7,480,472
Playa Resorts Holding BV (Netherlands) 4.000% due 08/09/19 §	9,318,606	9,295,309
Scientific Games Term B-2 6.000% due 10/01/21 §	1,488,750	1,473,304
Spin Holdco Inc (1st Lien) 4.250% due 11/14/19 §	11,763,618	11,607,750
The Brickman Group Ltd LLC
(1st Lien)
4.000% due 12/18/20 §	6,418,545	6,343,660
(2nd Lien)
7.500% due 12/17/21 §	8,333,333	8,104,167
The Men’s Wearhouse Inc Tranche B-1 5.000% due 06/18/21 §	2,000,000	2,005,000
The Neiman Marcus Group Inc 4.250% due 10/25/20 §	16,706,831	16,388,833
The Servicemaster Co LLC 4.250% due 07/01/21 §	10,907,450	10,928,872

		201,186,845

Consumer Staples - 9.9%

Albertson’s LLC Term B-2
5.375% due 03/21/19 §	7,364,356	7,375,234
Term B-3
5.000% due 08/23/19 §	2,925,000	2,929,206
Term B-4
5.500% due 08/25/21 §	12,904,801	12,932,662
BJ’s Wholesale Club Inc 4.500% due 09/26/19 §	1,951,965	1,944,756
New Albertson’s Inc Term B 4.750% due 06/30/21 §	6,172,538	6,171,766
Performance Food Group Inc (2nd Lien) 6.753% due 11/14/19 §	4,887,500	4,899,719
Reddy Ice Corp Term B (1st Lien) 6.750% due 05/01/19 §	10,250,816	8,593,597
Reynolds Group Holdings 4.500% due 12/01/18 §	5,000,000	5,009,375
Rite Aid Corp Tranche 1 (2nd Lien) 5.750% due 08/21/20 §	10,860,930	10,996,692
Smart & Final Inc (1st Lien) 4.000% due 11/15/19 §	6,427,672	6,411,603
US Foods Inc 4.500% due 03/31/19 §	6,842,500	6,846,749

		74,111,359

Financials - 8.4%

Alliant Holdings I LLC 4.500% due 08/12/22 §	997,500	995,006
Amwins Group LLC (1st Lien) 5.250% due 09/06/19 §	9,763,246	9,808,215
DTZ Worldwide Ltd 4.250% due 11/04/21 §	8,478,750	8,408,537
First Data Corp 3.696% due 03/24/17 §	9,500,000	9,470,313
HUB International Ltd 4.000% due 10/02/20 §	14,940,599	14,635,556

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-29

A-17

PACIFIC FUNDS

PACIFIC FUNDS FLOATING RATE INCOME

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
RE/MAX LLC 4.250% due 07/31/20 §	$5,962,152	$5,982,650
USI Inc 4.250% due 12/27/19 §	13,251,336	13,157,477

		62,457,754

Health Care - 3.2%

CHS/Community Health Systems Inc Term G
3.750% due 12/31/19 §	696,305	696,740
Term H
4.000% due 01/27/21 §	1,779,932	1,783,640
DJO Finance LLC 4.250% due 06/08/20 §	772,280	770,349
Hill-Rom Holdings Inc Term B 3.500% due 09/08/22 §	1,000,000	1,003,900
Par Pharmaceutical Cos Inc Term B-3 due 09/30/19 µ	3,500,000	3,502,188
Pharmaceutical Product Development Inc 4.250% due 08/18/22 §	6,483,750	6,442,552
PharMEDium Healthcare Corp (1st Lien) 4.250% due 01/28/21 §	1,218,839	1,207,159
Valeant Pharmaceuticals Series F-1 Tranche B 4.000% due 04/01/22 §	8,464,981	8,388,712

		23,795,240

Industrials - 30.8%

Accudyne Industries LLC 4.000% due 12/13/19 §	5,000,000	4,587,500
AlixPartners LLP 4.500% due 07/15/22 §	12,750,000	12,751,989
Allflex Holdings III Inc (1st Lien) 4.250% due 07/17/20 §	6,615,000	6,532,313
(2nd Lien)
8.000% due 07/19/21 §	4,405,000	4,368,293
Allied Security Holdings LLC (1st Lien) 4.250% due 02/12/21 §	6,499,475	6,462,915
(2nd Lien)
8.000% due 08/13/21 §	8,126,712	8,048,834
Apex Tool Group LLC 4.500% due 01/31/20 §	5,606,250	5,485,368
Beacon Roofing Supply Term B due 09/10/22 µ	3,500,000	3,500,000
Camp International Holding Co (2nd Lien) 8.250% due 11/29/19 §	3,102,628	3,093,578
Crosby US Acquisition Corp (2nd Lien) 7.000% due 11/22/21 §	4,000,000	3,400,000
CSC Holdings LLC Term B due 09/25/22 µ	7,000,000	6,970,250
Custom Sensors & Technology due 09/30/21 µ	6,632,325	6,626,111
EWT Holdings III Corp
(1st Lien)
4.750% due 01/15/21 §	10,751,163	10,697,407
(2nd Lien)
8.500% due 01/15/22 §	3,250,000	3,209,375
Gates Global LLC 4.250% due 07/06/21 §	15,072,500	14,342,433
GYP Holdings III Corp (1st Lien) 4.750% due 04/01/21 §	10,623,050	10,397,310
(2nd Lien)
7.750% due 04/01/22 §	5,250,000	5,154,844
HD Supply Inc 3.750% due 08/13/21 § ~	2,500,000	2,492,188
Husky Injection Molding Systems Ltd
4.250% due 06/30/21 §	4,672,068	4,627,832
(2nd Lien)
7.250% due 06/30/22 §	795,787	783,850

	Principal Amount	Value
Jeld-Wen Inc Term B-1 5.000% due 07/01/22 §	$4,000,000	$4,000,000
LM US Member LLC
4.750% due 10/25/19 §	464,886	463,724
(1st Lien)
4.750% due 10/25/19 §	11,713,596	11,684,312
(2nd Lien)
8.250% due 01/25/21 §	8,125,000	8,099,609
Ply Gem Industries Inc 4.000% due 02/01/21 §	12,454,094	12,359,131
Prime Security Services Borrower LLC Term B (1st Lien) 5.000% due 07/01/21 §	2,000,000	2,002,750
Rexnord LLC Term B 4.000% due 08/21/20 §	12,003,879	11,926,706
Roofing Supply Group LLC 5.445% due 05/31/19 §	12,801,494	12,817,495
SIG Combibloc Holdings SCA 4.250% due 03/11/22 §	4,975,000	4,980,184
Transdigm Inc Term C 3.750% due 02/28/20 §	10,020,975	9,940,185
Tranche D
3.750% due 06/04/21 §	6,418,750	6,364,595
Univar USA 4.250% due 06/24/22 §	14,000,000	13,805,316
USAGM Holdco LLC (1st Lien)
2.189% due 07/28/22 §	46,706	46,224
4.750% due 07/28/22 §	6,071,856	6,009,243
Waste Industries USA Inc 4.250% due 02/28/20 §	1,992,494	2,004,931

		230,036,795

Information Technology - 3.8%

Applied Systems Inc (1st Lien) 4.250% due 01/25/21 §	477,350	476,583
(2nd Lien)
7.500% due 01/24/22 §	3,058,482	3,042,553
Emdeon Business Services LLC Term B-2 3.750% due 11/02/18 §	246,803	246,392
Freescale Semiconductor Inc Tranche B5 5.000% due 01/15/21 §	10,420,253	10,441,208
Sophia LP Term B due 09/16/22 µ	4,000,000	3,996,252
Sungard Data Systems Tranche E due 03/08/20 µ	10,250,000	10,260,250

		28,463,238

Materials - 10.7%

Ardagh Holdings USA Inc 4.000% due 12/17/19 §	15,116,590	15,082,577
Berry Plastics Corp Term F due 09/16/22 µ	10,000,000	9,997,320
BWay Intermediate Co Inc 5.500% due 08/14/20 §	16,789,356	16,752,638
Emerald Performance Materials LLC (1st Lien) 4.500% due 07/30/21 §	3,960,000	3,955,050
(2nd Lien)
7.750% due 08/01/22 §	750,000	744,375
FMG Resources Property Ltd (Australia) 3.750% due 06/30/19 §	8,169,319	6,719,265
Headwaters Inc Term B 4.500% due 03/24/22 §	1,745,625	1,754,353
Kloeckner Pentaplast of America Inc 5.000% due 04/28/20 §	1,397,695	1,403,801
KP Germany Erste GmbH 5.000% due 04/28/20 §	597,305	599,915

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-29

A-18

PACIFIC FUNDS

PACIFIC FUNDS FLOATING RATE INCOME

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
Nexeo Solutions LLC
5.000% due 09/08/17 §	$1,480,620	$1,413,992
Term B-2
5.000% due 09/08/17 §	1,723,350	1,652,262
Term B-3
5.000% due 09/08/17 §	7,491,563	7,182,536
Novelis Inc 4.000% due 06/02/22 §	997,500	986,382
Owens Illinois Inc Term B 3.500% due 09/01/22 §	997,500	1,001,964
Pregis Holding I Corp (1st Lien) 4.500% due 05/20/21 §	994,800	997,287
Quikrete Holdings Inc (2nd Lien) 7.000% due 03/26/21 §	8,444,211	8,486,432
Summit Materials LLC 4.250% due 07/15/22 §	997,500	996,253

		79,726,402

Telecommunication Services - 0.8%

Level 3 Financing Inc Trance B 4.000% due 01/15/20 §	6,300,000	6,292,913

Utilities - 0.9%

Power Borrower LLC (1st Lien) 4.250% due 05/06/20 §	5,036,020	4,993,531
(2nd Lien)
8.250% due 11/06/20 §	1,500,000	1,462,500

		6,456,031

Total Senior Loan Notes (Cost $724,761,823)		712,526,577

	Shares
SHORT-TERM INVESTMENT - 4.3%

Money Market Fund - 4.3%

BlackRock Liquidity Funds T-Fund Portfolio	31,744,262	31,744,262

Total Short-Term Investment (Cost $31,744,262)		31,744,262

TOTAL INVESTMENTS - 101.2% (Cost $766,971,080)		754,709,090

OTHER ASSETS & LIABILITIES, NET - (1.2%)		(9,022,340)

NET ASSETS - 100.0%		$745,686,750

Notes to Schedule of Investments

(a)	As of September 30, 2015, the fund’s composition as a percentage of net assets was as follows:

Industrials	31.3%
Consumer Discretionary	27.5%
Materials	10.7%
Consumer Staples	10.2%
Financials	8.4%
Short-Term Investment	4.3%
Information Technology	3.8%
Health Care	3.3%
Others (each less than 3.0%)	1.7%

	101.2%
Other Assets & Liabilities, Net	(1.2%	)

	100.0%

(b)	Pursuant to the terms of the following senior loan agreement, the fund had an unfunded loan commitment of $377,623 or less than 0.1% of the net assets as of September 30, 2015, which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitment	Value	Unrealized Appreciation (Depreciation)
USAGM Holdco LLC	$377,623	$377,504	($119)

(c)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2015:

		Total Value at September 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$10,438,251	$—	$10,438,251	$—
	Senior Loan Notes	712,526,577	—	712,526,577	—
	Short-Term Investment	31,744,262	31,744,262	—	—

	Total Assets	754,709,090	31,744,262	722,964,828	—

Liabilities	Unfunded Loan Commitment	(119)	—	(119)	—

	Total Liabilities	(119)	—	(119)	—

	Total	$754,708,971	$31,744,262	$722,964,709	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-29

A-19

PACIFIC FUNDS

PACIFIC FUNDSSM LIMITED DURATION HIGH INCOME

Schedule of Investments

September 30, 2015 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 52.3%

Consumer Discretionary - 11.9%

Beazer Homes USA Inc 5.750% due 06/15/19	$450,000	$424,125
Cablevision Systems Corp 8.625% due 09/15/17	150,000	156,750
Cequel Communications Holdings I LLC 6.375% due 09/15/20 ~	400,000	379,000
DISH DBS Corp 5.875% due 07/15/22	350,000	309,750
Dollar Tree Inc 5.250% due 03/01/20 ~	250,000	257,600
FCA US LLC (United Kingdom) 8.250% due 06/15/21	250,000	265,925
iHeartCommunications Inc 10.000% due 01/15/18	400,000	213,500
Landry’s Inc 9.375% due 05/01/20 ~	150,000	160,688
Lennar Corp 4.500% due 06/15/19	300,000	304,800
MGM Resorts International 6.750% due 10/01/20	250,000	259,375
NCL Corp Ltd 5.000% due 02/15/18	150,000	152,625
Neiman Marcus Group Ltd LLC 8.000% due 10/15/21 ~	150,000	155,250
New Red Finance Inc (Canada) 4.625% due 01/15/22 ~	250,000	245,050
NPC International Inc 10.500% due 01/15/20	350,000	365,750
Six Flags Entertainment Corp 5.250% due 01/15/21 ~	250,000	251,250
The Ryland Group Inc 6.625% due 05/01/20	400,000	437,000

		4,338,438

Consumer Staples - 1.5%

Beverages & More Inc 10.000% due 11/15/18 ~	300,000	289,125
Reynolds Group Issuer Inc (New Zealand) 8.250% due 02/15/21	250,000	250,625

		539,750

Energy - 3.9%

Chaparral Energy Inc 8.250% due 09/01/21	300,000	92,820
Halcon Resources Corp 9.750% due 07/15/20	200,000	69,000
Linn Energy LLC 6.500% due 05/15/19	350,000	98,000
Regency Energy Partners LP 6.500% due 07/15/21	150,000	155,535
Sabine Pass LNG LP 6.500% due 11/01/20	350,000	340,375
SandRidge Energy Inc 7.500% due 03/15/21	300,000	67,500
Seadrill Ltd (Norway) 6.125% due 09/15/17 ~	200,000	156,000
Sunoco LP 5.500% due 08/01/20 ~	250,000	247,500
Tervita Corp (Canada) 8.000% due 11/15/18 ~	250,000	188,125

		1,414,855

	Principal Amount	Value
Financials - 3.0%

AerCap Ireland Capital Ltd (Netherlands) 4.250% due 07/01/20	$500,000	$500,625
Jefferies Finance LLC 7.375% due 04/01/20 ~	200,000	193,760
Ocwen Financial Corp 7.125% due 05/15/19 ~	450,000	405,000

		1,099,385

Health Care - 4.7%

CHS/Community Health Systems Inc 7.125% due 07/15/20	350,000	364,875
HCA Inc 7.500% due 02/15/22	350,000	396,375
Tenet Healthcare Corp 5.000% due 03/01/19	500,000	485,625
Valeant Pharmaceuticals International Inc 5.500% due 03/01/23 ~	500,000	475,000

		1,721,875

Industrials - 6.8%

HD Supply Inc 11.500% due 07/15/20	550,000	624,250
Modular Space Corp 10.250% due 01/31/19 ~	300,000	210,000
Nortek Inc 8.500% due 04/15/21	250,000	263,750
Roofing Supply Group LLC 10.000% due 06/01/20 ~	150,000	161,250
The ADT Corp 6.250% due 10/15/21	300,000	310,875
The Hertz Corp 5.875% due 10/15/20	300,000	300,000
TransDigm Inc 5.500% due 10/15/20	250,000	239,531
United Airlines Pass-Through Trust ‘B’ 5.375% due 02/15/23	136,446	140,676
United Rentals North America Inc 4.625% due 07/15/23	250,000	243,125

		2,493,457

Information Technology - 2.5%

Blackboard Inc 7.750% due 11/15/19 ~	200,000	169,000
BMC Software Inc 7.250% due 06/01/18	100,000	90,375
NXP BV (Netherlands) 5.750% due 02/15/21 ~	150,000	156,563
Sanmina Corp 4.375% due 06/01/19 ~	500,000	503,750

		919,688

Materials - 11.3%

AK Steel Corp 7.625% due 05/15/20	250,000	136,875
ArcelorMittal (Luxembourg)
5.125% due 06/01/20	150,000	136,140
6.125% due 06/01/18	150,000	147,375
10.600% due 06/01/19	150,000	162,563
Ardagh Finance Holdings SA (Luxembourg) 8.625% PIK due 06/15/19 ~	217,771	223,760
Ardagh Packaging Finance PLC (Luxembourg)
6.250% due 01/31/19 ~	200,000	200,000
9.125% due 10/15/20 ~	200,000	208,875
Berry Plastics Corp 5.125% due 07/15/23	400,000	379,000
Beverage Packaging Holdings Luxembourg II SA (New Zealand) 6.000% due 06/15/17 ~	250,000	245,625

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-29

A-20

PACIFIC FUNDS

PACIFIC FUNDS LIMITED DURATION HIGH INCOME

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
BWAY Holding Co 9.125% due 08/15/21 ~	$200,000	$194,000
Coveris Holdings SA (Luxembourg) 7.875% due 11/01/19 ~	250,000	238,125
Hexion Inc 6.625% due 04/15/20	150,000	128,250
Novelis Inc (India) 8.750% due 12/15/20	500,000	483,850
Sappi Papier Holding GmbH (South Africa) 7.750% due 07/15/17 ~	350,000	369,250
Sealed Air Corp 4.875% due 12/01/22 ~	500,000	496,250
Tronox Finance LLC 6.375% due 08/15/20	200,000	128,000
Wise Metals Group LLC (Netherlands) 8.750% due 12/15/18 ~	250,000	241,250

		4,119,188

Telecommunication Services - 4.9%

CenturyLink Inc 5.625% due 04/01/20	150,000	139,313
Hughes Satellite Systems Corp 7.625% due 06/15/21	400,000	430,000
Intelsat Luxembourg SA (United Kingdom) 7.750% due 06/01/21	400,000	261,500
Level 3 Financing Inc 7.000% due 06/01/20	300,000	311,250
Sprint Communications Inc (Japan)
6.000% due 11/15/22	150,000	113,250
9.000% due 11/15/18 ~	150,000	157,875
T-Mobile USA Inc (Germany) 6.464% due 04/28/19	150,000	153,000
WaveDivision Escrow LLC 8.125% due 09/01/20 ~	250,000	245,000

		1,811,188

Utilities - 1.8%

Dynegy Inc 6.750% due 11/01/19	300,000	302,250
GenOn Energy Inc 9.875% due 10/15/20	150,000	140,250
NRG Energy Inc 7.625% due 01/15/18	200,000	211,000

		653,500

Total Corporate Bonds & Notes (Cost $21,322,178)		19,111,324

SENIOR LOAN NOTES - 44.1%

Consumer Discretionary - 14.0%

Caesars Entertainment Resort Properties LLC Term B 7.000% due 10/11/20 §	245,625	229,659
CEC Entertainment Inc Term B 4.000% due 02/12/21 §	492,500	479,777
ClubCorp Club Operations Inc Term B 4.250% due 07/24/20 §	500,000	501,875
Dollar Tree Inc Term B-1 3.500% due 07/06/22 §	626,582	627,950
Leslie’s Poolmart Inc Tranche B 4.250% due 10/16/19 §	491,764	481,929
New Red Finance Inc Term B-2 3.750% due 12/10/21 §	378,533	378,363
Nine West Holdings Inc 4.750% due 10/08/19 §	493,750	412,281
Petsmart Inc Tranche B-1 4.250% due 03/11/22 §	748,125	748,047
Playa Resorts Holding BV 4.000% due 08/09/19 §	491,851	490,622

	Principal Amount	Value
The Brickman Group Ltd LLC (2nd Lien) 7.500% due 12/17/21 §	$300,000	$291,750
The Neiman Marcus Group Inc 4.250% due 10/25/20 §	491,269	481,918

		5,124,171

Consumer Staples - 5.2%

Albertson’s LLC
Term B-2
5.375% due 03/21/19 §	246,311	246,675
Term B-4
5.500% due 08/25/21 §	496,338	497,410
BJ’s Wholesale Club Inc (2nd Lien) 8.500% due 03/26/20 §	250,000	248,438
Performance Food Group Inc (2nd Lien) 6.753% due 11/14/19 §	244,375	244,986
Reddy Ice Corp Term B (1st Lien) 6.750% due 05/01/19 §	490,573	411,263
US Foods Inc 4.500% due 03/31/19 §	244,375	244,527

		1,893,299

Energy - 0.7%

American Energy - Marcellus LLC (2nd Lien) 8.500% due 08/04/21 §	250,000	32,917
Crestwood Holdings LLC Term B-1 7.000% due 06/19/19 §	231,412	209,042

		241,959

Financials - 5.7%

Amwins Group LLC (1st Lien) 5.250% due 09/06/19 §	741,801	745,217
First Data Corp Term C-1 3.696% due 03/23/18 §	600,000	595,735
HUB International Ltd 4.000% due 10/02/20 §	245,019	240,016
RE/MAX LLC 4.250% due 07/31/20 §	220,820	221,580
USI Inc 4.250% due 12/27/19 §	294,000	291,918

		2,094,466

Health Care - 1.9%

CHS/Community Health Systems Inc Term G
3.750% due 12/31/19 §	34,685	34,706
Term H
4.000% due 01/27/21 §	63,819	63,951
Pharmaceutical Product Development Inc 4.250% due 08/18/22 §	598,500	594,697

		693,354

Industrials - 9.1%

Accudyne Industries LLC 4.000% due 12/13/19 §	703,493	645,454
Crosby US Acquisition Corp (1st Lien) 3.750% due 11/23/20 §	492,481	430,921
EWT Holdings III Corp (1st Lien) 4.750% due 01/15/21 §	294,750	293,276
Gates Global LLC 4.250% due 07/06/21 §	495,000	471,024
LM U.S. Member LLC 4.750% due 10/25/19 §	9,423	9,399
(1st Lien)
4.750% due 10/25/19 §	237,426	236,832
Ply Gem Industries Inc 4.000% due 02/01/21 §	492,500	488,745
Rexnord LLC Term B 4.000% due 08/21/20 §	245,000	243,425
Roofing Supply Group LLC 5.445% due 05/31/19 §	492,386	493,001

		3,312,077

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-29

A-21

PACIFIC FUNDS

PACIFIC FUNDS LIMITED DURATION HIGH INCOME

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
Information Technology - 2.8%

Freescale Semiconductor Inc Tranche B-4
4.250% due 02/28/20 §	$299,238	$299,214
Tranche B5
5.000% due 01/15/21 §	496,202	497,200
Infor (US) Inc Tranche B-3 3.750% due 06/03/20 §	238,726	231,639

		1,028,053

Materials - 3.4%

FMG Resources Property Ltd (Australia) 3.750% due 06/30/19 §	491,228	404,035
Nexeo Solutions LLC Term B-2 5.000% due 09/08/17 §	393,909	377,660
Quikrete Holdings Inc
(1st Lien)
4.000% due 09/28/20 §	236,336	235,982
(2nd Lien)
7.000% due 03/26/21 §	221,053	222,158

		1,239,835

Telecommunication Services - 1.3%

Level 3 Financing Inc Tranche B-II 3.500% due 05/31/22 §	250,000	248,646
WaveDivision Holdings LLC 4.000% due 10/15/19 §	245,581	245,502

		494,148

Total Senior Loan Notes (Cost $16,914,070)		16,121,362

	Shares	Value
SHORT-TERM INVESTMENT - 1.3%

Money Market Fund - 1.3%

BlackRock Liquidity Funds T-Fund Portfolio	465,988	$465,988

Total Short-Term Investment (Cost $465,988)		465,988

TOTAL INVESTMENTS - 97.7% (Cost $38,702,236)		35,698,674

OTHER ASSETS & LIABILITIES, NET - 2.3%		851,623

NET ASSETS - 100.0%		$36,550,297

Notes to Schedule of Investments

(a)	As of September 30, 2015, the fund’s composition as a percentage of net assets was as follows:

Consumer Discretionary	25.9%
Industrials	15.9%
Materials	14.7%
Financials	8.7%
Consumer Staples	6.7%
Health Care	6.6%
Telecommunication Services	6.2%
Information Technology	5.3%
Energy	4.6%
Others (each less than 3.0%)	3.1%

97.7%
Other Assets & Liabilities, Net	2.3%

100.0%

(b)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2015:

		Total Value at September 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$19,111,324	$—	$19,111,324	$—
	Senior Loan Notes	16,121,362	—	16,121,362	—
	Short-Term Investment	465,988	465,988	—	—

	Total	$35,698,674	$465,988	$35,232,686	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-29

A-22

PACIFIC FUNDS

PACIFIC FUNDSSM HIGH INCOME

Schedule of Investments

September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 1.9%

Consumer Discretionary - 0.5%

Cedar Fair LP	5,065	$266,447
Las Vegas Sands Corp	5,615	213,202
MGM Resorts International *	4,340	80,073

		559,722

Energy - 0.7%

Chesapeake Energy Corp	9,340	68,462
Continental Resources Inc *	4,250	123,123
EOG Resources Inc	2,125	154,700
Kinder Morgan Inc	7,065	195,559
Pioneer Natural Resources Co	1,255	152,658
Sunoco LP	7,600	257,260

		951,762

Financials - 0.4%

Bank of America Corp	35,645	555,349

Industrials - 0.3%

The Boeing Co	2,205	288,745
United Rentals Inc *	2,230	133,912

		422,657

Total Common Stocks (Cost $3,150,674)		2,489,490

CLOSED-END MUTUAL FUNDS - 1.5%

Eaton Vance Senior Income Trust	87,808	515,433
First Trust Senior Floating Rate Income Fund II	42,132	530,021
Invesco Senior Income Trust	114,023	476,616
Voya Prime Rate Trust	95,481	483,134

		2,005,204

Total Closed-End Mutual Funds (Cost $2,201,188)		2,005,204

	Principal Amount
CORPORATE BONDS & NOTES - 87.2%

Consumer Discretionary - 18.3%

24 Hour Holdings III LLC 8.000% due 06/01/22 ~	$475,000	368,125
99 Cents Only Stores LLC 11.000% due 12/15/19	850,000	510,000
Beazer Homes USA Inc
5.750% due 06/15/19	75,000	70,688
7.250% due 02/01/23	100,000	92,250
7.500% due 09/15/21	1,425,000	1,371,563
Boyd Gaming Corp 6.875% due 05/15/23	650,000	663,000
Caesars Entertainment Operating Co Inc
9.000% due 02/15/20 * Ω	125,000	103,125
11.250% due 06/01/17 * Ω	100,000	80,500
Caesars Entertainment Resort Properties LLC
8.000% due 10/01/20	1,550,000	1,480,250
11.000% due 10/01/21	750,000	684,375
Caesars Growth Properties Holdings LLC 9.375% due 05/01/22	300,000	236,250
Carrols Restaurant Group Inc 8.000% due 05/01/22	625,000	660,938
CCO Holdings LLC 5.750% due 09/01/23	850,000	810,688
CEC Entertainment Inc 8.000% due 02/15/22	1,550,000	1,534,500
Cedar Fair LP 5.375% due 06/01/24	775,000	780,813

	Principal Amount	Value
Cequel Communications Holdings I LLC
5.125% due 12/15/21 ~	$300,000	$265,125
6.375% due 09/15/20 ~	350,000	331,625
Clear Channel Worldwide Holdings Inc 7.625% due 03/15/20	475,000	477,969
DISH DBS Corp
5.125% due 05/01/20	50,000	46,500
6.750% due 06/01/21	550,000	526,625
Dollar Tree Inc 5.750% due 03/01/23 ~	625,000	651,563
Greektown Holdings LLC 8.875% due 03/15/19 ~	575,000	592,250
iHeartCommunications Inc
10.000% due 01/15/18	50,000	26,688
11.250% due 03/01/21	100,000	86,375
Jo-Ann Stores Inc 8.125% due 03/15/19 ~	850,000	790,500
Landry’s Holdings II Inc 10.250% due 01/01/18 ~	150,000	154,125
Landry’s Inc 9.375% due 05/01/20 ~	400,000	428,500
Live Nation Entertainment Inc 5.375% due 06/15/22 ~	1,310,000	1,290,350
MGM Resorts International
6.000% due 03/15/23	1,200,000	1,167,000
6.750% due 10/01/20	150,000	155,625
Neiman Marcus Group Ltd LLC
8.000% due 10/15/21 ~	50,000	51,750
8.750% PIK due 10/15/21 ~	1,725,000	1,785,375
Neptune Finco Corp (Netherlands)
6.625% due 10/15/25 ~	200,000	201,500
10.125% due 01/15/23 ~	400,000	404,500
10.875% due 10/15/25 ~	200,000	202,500
New Red Finance Inc (Canada) 4.625% due 01/15/22 ~	650,000	637,130
NPC International Inc 10.500% due 01/15/20	600,000	627,000
Party City Holdings Inc 6.125% due 08/15/23 ~	650,000	658,125
Penn National Gaming Inc 5.875% due 11/01/21	600,000	608,250
Sinclair Television Group Inc 6.375% due 11/01/21	450,000	454,500
Standard Pacific Corp 6.250% due 12/15/21	1,263,000	1,354,568
The Ryland Group Inc
5.375% due 10/01/22	100,000	101,500
6.625% due 05/01/20	75,000	81,938
Unitymedia Hessen GmbH & Co KG (United Kingdom) 5.000% due 01/15/25 ~	475,000	447,688

		24,054,209

Consumer Staples - 3.4%

Albertson’s Holdings LLC 7.750% due 10/15/22 ~	832,000	894,650
Beverages & More Inc 10.000% due 11/15/18 ~	75,000	72,281
JBS Investments GmbH (Brazil) 7.750% due 10/28/20 ~	400,000	412,000
JBS USA LLC (Brazil)
5.750% due 06/15/25 ~	500,000	460,000
7.250% due 06/01/21 ~	250,000	260,625
Post Holdings Inc 7.750% due 03/15/24 ~	650,000	667,875
Reynolds Group Issuer Inc (New Zealand) 8.250% due 02/15/21	650,000	651,625
Rite Aid Corp
6.125% due 04/01/23 ~	800,000	797,000
6.750% due 06/15/21	250,000	256,875

		4,472,931

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-29

A-23

PACIFIC FUNDS

PACIFIC FUNDS HIGH INCOME

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
Energy - 11.5%

Calumet Specialty Products Partners LP 6.500% due 04/15/21	$750,000	$678,750
Chaparral Energy Inc 8.250% due 09/01/21	600,000	185,640
Concho Resources Inc 5.500% due 04/01/23	425,000	405,875
Crestwood Midstream Partners LP 6.125% due 03/01/22	1,025,000	892,468
Energy Transfer Equity LP
5.500% due 06/01/27	325,000	271,375
5.875% due 01/15/24	325,000	294,125
EP Energy LLC
6.375% due 06/15/23	500,000	372,500
7.750% due 09/01/22	225,000	181,125
Halcon Resources Corp
8.625% due 02/01/20 ~	275,000	229,625
8.875% due 05/15/21	25,000	7,625
9.750% due 07/15/20	175,000	60,375
Hilcorp Energy I LP 7.625% due 04/15/21 ~	725,000	714,125
Linn Energy LLC
6.500% due 05/15/19	650,000	182,000
6.500% due 09/15/21	200,000	42,500
MarkWest Energy Partners LP
4.875% due 06/01/25	500,000	461,150
5.500% due 02/15/23	150,000	146,063
MEG Energy Corp (Canada)
6.375% due 01/30/23 ~	50,000	39,375
6.500% due 03/15/21 ~	750,000	618,750
Memorial Resource Development Corp 5.875% due 07/01/22	810,000	741,150
Newfield Exploration Co
5.375% due 01/01/26	300,000	276,000
5.750% due 01/30/22	325,000	316,875
Peabody Energy Corp 10.000% due 03/15/22 ~	250,000	95,313
QEP Resources Inc 6.875% due 03/01/21	450,000	416,250
Rice Energy Inc 7.250% due 05/01/23 ~	625,000	589,063
Rose Rock Midstream LP 5.625% due 11/15/23 ~	600,000	525,000
Sabine Pass Liquefaction LLC
5.625% due 02/01/21	200,000	186,500
5.625% due 03/01/25 ~	1,900,000	1,679,125
Sanchez Energy Corp
6.125% due 01/15/23	50,000	33,750
7.750% due 06/15/21	825,000	614,625
SandRidge Energy Inc
7.500% due 03/15/21	665,000	149,625
8.750% due 06/01/20 ~	525,000	319,266
Seadrill Ltd (Norway) 6.125% due 09/15/17 ~	250,000	195,000
Summit Midstream Holdings LLC 5.500% due 08/15/22	400,000	346,000
Sunoco Finance Corp 5.500% due 08/01/20 ~	425,000	420,750
Targa Resources Partners LP
6.625% due 10/01/20 ~	800,000	784,000
6.750% due 03/15/24 ~	50,000	47,813
Tervita Corp (Canada) 8.000% due 11/15/18 ~	225,000	169,313
Transocean Inc
4.300% due 10/15/22	225,000	140,063
6.875% due 12/15/21	150,000	111,750
Triangle USA Petroleum Corp 6.750% due 07/15/22 ~	300,000	127,500

	Principal Amount	Value
Whiting Petroleum Corp 6.250% due 04/01/23	$675,000	$587,250
WPX Energy Inc 6.000% due 01/15/22	625,000	540,625

		15,196,052

Financials - 5.7%

E*TRADE Financial Corp 5.375% due 11/15/22	600,000	637,500
Equinix Inc REIT
4.875% due 04/01/20	750,000	766,875
5.375% due 04/01/23	25,000	24,578
ESH Hospitality Inc REIT 5.250% due 05/01/25 ~	600,000	592,500
First Data Corp 5.375% due 08/15/23 ~	700,000	694,750
Jefferies Finance LLC 7.375% due 04/01/20 ~	1,700,000	1,646,960
Ocwen Financial Corp 7.125% due 05/15/19 ~	325,000	292,500
Outfront Media Capital LLC
5.250% due 02/15/22	225,000	225,281
5.875% due 03/15/25	750,000	765,938
RHP Hotel Properties LP REIT
5.000% due 04/15/21	100,000	100,500
5.000% due 04/15/23 ~	750,000	750,000
The Howard Hughes Corp 6.875% due 10/01/21 ~	925,000	944,333

		7,441,715

Health Care - 9.7%

Alere Inc 6.375% due 07/01/23 ~	625,000	635,938
Capsugel SA 7.000% PIK due 05/15/19 ~	375,000	374,766
CHS/Community Health Systems Inc
6.875% due 02/01/22	525,000	537,448
8.000% due 11/15/19	125,000	130,391
DPx Holdings BV 7.500% due 02/01/22 ~	600,000	608,250
Endo Finance LLC
5.750% due 01/15/22 ~	625,000	617,188
6.000% due 07/15/23 ~	500,000	496,250
Fresenius Medical Care US Finance II Inc (Germany)
4.125% due 10/15/20 ~	50,000	50,125
5.875% due 01/31/22 ~	450,000	484,875
HCA Holdings Inc 6.250% due 02/15/21	1,325,000	1,414,438
HCA Inc 5.375% due 02/01/25	500,000	497,500
Healthsouth Corp 5.750% due 09/15/25 ~	250,000	243,125
Hill-Rom Holdings Inc 5.750% due 09/01/23 ~	100,000	100,750
Jaguar Holding Co II 6.375% due 08/01/23 ~	250,000	243,750
JLL/Delta Dutch Pledgeco BV 8.750% PIK due 05/01/20 ~	275,000	277,406
LifePoint Health Inc 5.500% due 12/01/21	1,100,000	1,112,375
Prospect Medical Holdings Inc 8.375% due 05/01/19 ~	375,000	392,813
Quintiles Transnational Corp 4.875% due 05/15/23 ~	750,000	744,375
Surgical Care Affiliates Inc 6.000% due 04/01/23 ~	650,000	646,750
Tenet Healthcare Corp
5.000% due 03/01/19	75,000	72,844
6.000% due 10/01/20	52,000	54,990
6.750% due 02/01/20	400,000	411,000

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-29

A-24

PACIFIC FUNDS

PACIFIC FUNDS HIGH INCOME

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
6.750% due 06/15/23	$900,000	$895,500
8.125% due 04/01/22	150,000	159,810
Valeant Pharmaceuticals International Inc
5.375% due 03/15/20 ~	400,000	389,750
5.500% due 03/01/23 ~	1,250,000	1,187,500
5.875% due 05/15/23 ~	50,000	48,063

		12,827,970

Industrials - 13.2%

AAF Holdings LLC 12.000% PIK due 07/01/19 ~	106,476	105,411
ADS Waste Holdings Inc 8.250% due 10/01/20	675,000	676,688
Ahern Rentals Inc 7.375% due 05/15/23 ~	650,000	568,750
Air Canada Pass-Through Trust ‘B’ (Canada) 5.375% due 11/15/22 ~	88,476	91,020
Allegion PLC
5.875% due 09/15/23	500,000	513,750
Allegion US Holding Co Inc
5.750% due 10/01/21	100,000	103,000
Apex Tool Group LLC 7.000% due 02/01/21 ~	650,000	536,250
Avation Capital SA (United Kingdom) 7.500% due 05/27/20 ~	500,000	485,000
Building Materials Corp of America 6.000% due 10/15/25 ~	150,000	152,250
CPG Merger Sub LLC 8.000% due 10/01/21 ~	650,000	650,000
HD Supply Inc 5.250% due 12/15/21 ~	150,000	151,313
11.500% due 07/15/20	400,000	454,000
IHS Inc 5.000% due 11/01/22	675,000	650,531
International Lease Finance Corp (Netherlands)
4.625% due 04/15/21	1,625,000	1,637,188
6.250% due 05/15/19	150,000	160,125
Masco Corp 7.750% due 08/01/29	75,000	84,188
Modular Space Corp 10.250% due 01/31/19 ~	450,000	315,000
Multi-Color Corp 6.125% due 12/01/22 ~	625,000	642,188
Nortek Inc 8.500% due 04/15/21	745,000	785,975
Orbital ATK Inc 5.500% due 10/01/23 ~	125,000	125,469
Roofing Supply Group LLC 10.000% due 06/01/20 ~	225,000	241,875
Sensata Technologies BV 5.625% due 11/01/24 ~	550,000	550,688
StandardAero Aviation Holdings Inc 10.000% due 07/15/23 ~	525,000	522,375
The ADT Corp 6.250% due 10/15/21	850,000	880,813
TMS International Corp 7.625% due 10/15/21 ~	675,000	631,125
TransDigm Inc 5.500% due 10/15/20	1,600,000	1,533,000
United Airlines Pass-Through Trust ‘B’
4.625% due 03/03/24	100,000	101,150
4.750% due 10/01/23	75,000	75,525
5.375% due 02/15/23	45,482	46,892
United Rentals North America Inc
4.625% due 07/15/23	1,000,000	972,500
5.500% due 07/15/25	500,000	469,375
7.625% due 04/15/22	200,000	213,500
Univar Inc 6.750% due 07/15/23 ~	650,000	606,125
US Airways Pass-Through Trust ‘B’ 5.375% due 05/15/23	48,345	50,037

	Principal Amount	Value
USG Corp 5.875% due 11/01/21 ~	$850,000	$886,125
Virgin Australia Trust ‘B’ (Australia) 6.000% due 04/23/22 ~	36,550	37,464
ZF North America Capital Inc (Germany) 4.500% due 04/29/22 ~	650,000	616,688

		17,323,353

Information Technology - 2.8%

Audatex North America Inc 6.125% due 11/01/23 ~	800,000	807,000
Blackboard Inc 7.750% due 11/15/19 ~	775,000	654,875
BMC Software Finance Inc 8.125% due 07/15/21 ~	50,000	40,594
BMC Software Inc 7.250% due 06/01/18	239,000	215,996
Commscope Technologies Finance LLC 6.000% due 06/15/25 ~	625,000	601,175
Infor Software Parent LLC 7.125% PIK due 05/01/21 ~	675,000	596,531
Infor US Inc 6.500% due 05/15/22 ~	125,000	115,000
NXP BV (Netherlands) 5.750% due 02/15/21 ~	625,000	652,344

		3,683,515

Materials - 12.4%

AK Steel Corp
7.625% due 05/15/20	1,200,000	657,000
8.375% due 04/01/22	175,000	89,201
ArcelorMittal (Luxembourg)
6.125% due 06/01/25	200,000	162,500
6.250% due 03/01/21	1,175,000	1,061,906
7.750% due 10/15/39	300,000	246,000
Ardagh Finance Holdings SA (Luxembourg) 8.625% PIK due 06/15/19 ~	521,563	535,905
Ardagh Packaging Finance PLC (Luxembourg)
6.250% due 01/31/19 ~	950,000	950,000
7.000% due 11/15/20 ~	61,765	62,074
Berry Plastics Corp
5.125% due 07/15/23	800,000	758,000
6.000% due 10/15/22 ~	375,000	377,813
Beverage Packaging Holdings Luxembourg II SA (New Zealand) 6.000% due 06/15/17 ~	1,325,000	1,301,813
Blue Cube Spinco Inc 9.750% due 10/15/23 ~	400,000	418,000
BWAY Holding Co 9.125% due 08/15/21 ~	850,000	824,500
Coveris Holdings SA (Luxembourg) 7.875% due 11/01/19 ~	991,000	943,928
FMG Resources Property Ltd (Australia)
8.250% due 11/01/19 ~	350,000	282,188
9.750% due 03/01/22 ~	750,000	700,313
Hexion Inc
6.625% due 04/15/20	975,000	833,625
9.000% due 11/15/20	175,000	105,875
INEOS Group Holdings SA (Switzerland) 6.125% due 08/15/18 ~	600,000	567,750
Louisiana-Pacific Corp 7.500% due 06/01/20	625,000	651,563
Mustang Merger Corp 8.500% due 08/15/21 ~	350,000	364,875
Novelis Inc (India) 8.750% due 12/15/20	750,000	725,775
Owens-Brockway Glass Container Inc 5.875% due 08/15/23 ~	650,000	656,500
Sealed Air Corp
4.875% due 12/01/22 ~	550,000	545,875
5.125% due 12/01/24 ~	25,000	24,563
5.500% due 09/15/25 ~	350,000	356,125

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-29

A-25

PACIFIC FUNDS

PACIFIC FUNDS HIGH INCOME

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
Tronox Finance LLC 6.375% due 08/15/20	$928,000	$593,920
Wise Metals Group LLC (Netherlands) 8.750% due 12/15/18 ~	850,000	820,250
Wise Metals Intermediate Holdings LLC (Netherlands) 9.750% due 06/15/19 ~	775,000	748,844

		16,366,681

Telecommunication Services - 7.3%

Cogent Communications Finance Inc 5.625% due 04/15/21 ~	600,000	565,500
Cogent Communications Group Inc 5.375% due 03/01/22 ~	150,000	145,875
Frontier Communications Corp
8.875% due 09/15/20 ~	225,000	221,063
10.500% due 09/15/22 ~	650,000	633,750
11.000% due 09/15/25 ~	200,000	194,000
Hughes Satellite Systems Corp 7.625% due 06/15/21	1,100,000	1,182,500
Intelsat Jackson Holdings SA (United Kingdom) 7.250% due 10/15/20	900,000	829,125
Intelsat Luxembourg SA (United Kingdom) 7.750% due 06/01/21	675,000	441,281
Level 3 Financing Inc
6.125% due 01/15/21	75,000	77,288
7.000% due 06/01/20	900,000	933,750
Sprint Corp (Japan)
7.250% due 09/15/21	750,000	615,938
7.625% due 02/15/25	3,100,000	2,408,313
T-Mobile USA Inc (Germany)
6.250% due 04/01/21	1,315,000	1,313,685
6.633% due 04/28/21	100,000	100,500

		9,662,568

Utilities - 2.9%

Calpine Corp
5.875% due 01/15/24 ~	100,000	103,500
6.000% due 01/15/22 ~	450,000	468,563
Dynegy Inc 7.625% due 11/01/24	1,100,000	1,116,500
GenOn Energy Inc 9.875% due 10/15/20	775,000	724,625
NRG Energy Inc 6.250% due 07/15/22	768,000	702,720
Talen Energy Supply LLC 6.500% due 06/01/25 ~	800,000	689,000

		3,804,908

Total Corporate Bonds & Notes (Cost $124,855,289)		114,833,902

SENIOR LOAN NOTES - 4.7%

Consumer Discretionary - 2.3%

CDS U.S. Intermediate Holdings Inc (2nd Lien) 9.250% due 07/10/23 §	150,000	148,250
Cirque Du Soleil (1st Lien) 5.000% due 07/08/22 §	300,000	301,098
Federal-Mogul Corp Tranche C 4.750% due 04/15/21 §	248,744	237,239
iHeartCommunications Inc Tranche D 6.944% due 01/30/19 §	500,000	416,250
Playa Resorts Holding BV (Netherlands) 4.000% due 08/09/19 §	710,247	708,472
Spin Holdco Inc (1st Lien) 4.250% due 11/14/19 §	745,619	735,739
The Brickman Group Ltd LLC (2nd Lien) 7.500% due 12/17/21 §	500,000	486,250

		3,033,298

	Principal Amount	Value
Consumer Staples - 0.8%

Albertson’s LLC Term B-4 5.500% due 08/25/21 §	$248,169	$248,705
US Foods Inc 4.500% due 03/31/19 §	745,552	746,015

		994,720

Industrials - 1.5%

EWT Holdings III Corp (2nd Lien) 8.500% due 01/15/22 §	500,000	493,750
Husky Injection Molding Systems Ltd 4.250% due 06/30/21 §	746,837	739,766
LM U.S. Member LLC
4.750% due 10/25/19 §	28,460	28,389
(1st Lien)
4.750% due 10/25/19 §	717,100	715,307

		1,977,212

Materials - 0.1%

FMG Resources Property Ltd (Australia) 3.750% due 06/30/19 §	248,101	204,063

Total Senior Loan Notes (Cost $6,368,069)		6,209,293

	Shares

SHORT-TERM INVESTMENT - 3.9%

Money Market Fund - 3.9%

BlackRock Liquidity Funds T-Fund Portfolio	5,128,334	5,128,334

Total Short-Term Investment (Cost $5,128,334)		5,128,334

TOTAL INVESTMENTS - 99.2% (Cost $141,703,554)		130,666,223

OTHER ASSETS & LIABILITIES, NET - 0.8%		1,065,044

NET ASSETS - 100.0%		$131,731,267

Notes to Schedule of Investments

(a)	As of September 30, 2015, the fund’s composition as a percentage of net assets was as follows:

Consumer Discretionary	21.1%
Industrials	15.0%
Materials	12.5%
Energy	12.2%
Health Care	9.7%
Telecommunication Services	7.3%
Financials	6.1%
Consumer Staples	4.2%
Short-Term Investment	3.9%
Others (each less than 3.0%)	7.2%

99.2%
Other Assets & Liabilities, Net	0.8%

100.0%

(b)	Investments with a total aggregate value of $183,625 or 0.1% of the fund’s net assets were in default as of September 30, 2015.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-29

A-26

PACIFIC FUNDS

PACIFIC FUNDS HIGH INCOME

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

(c)	Swap agreements outstanding as of September 30, 2015 were as follows:

Total	Return Swaps

Receive Total Return	Pay	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
IBOXX USD Liquid High Yield Index	3-Month USD-LIBOR	JPM	12/21/15	$2,500,000	($175,400)	$—	($175,400)
IBOXX USD Liquid High Yield Index	3-Month USD-LIBOR	JPM	03/21/16	2,500,000	(178,211)	—	(178,211)

					($353,611)	$—	($353,611)

(d)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2015:

		Total Value at September 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$2,489,490	$2,489,490	$—	$—
	Closed-End Mutual Funds	2,005,204	2,005,204	—	—
	Corporate Bonds & Notes	114,833,902	—	114,833,902	—
	Senior Loan Notes	6,209,293	—	6,209,293	—
	Short-Term Investment	5,128,334	5,128,334	—	—

	Total Assets	130,666,223	9,623,028	121,043,195	—

Liabilities
	Derivatives:
	Interest Rate Contracts
	Swaps	(353,611)	—	(353,611)	—

	Total Liabilities	(353,611)	—	(353,611)	—

	Total	$130,312,612	$9,623,028	$120,689,584	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-29

A-27

PACIFIC FUNDS

PACIFIC FUNDSSM DIVERSIFIED ALTERNATIVES

Schedule of Investments

September 30, 2015 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 99.9%

PF Inflation Managed Fund ‘P’	16,729	$142,530
Pacific Funds Floating Rate Income ‘P’	39,743	391,870
PF Emerging Markets Debt Fund ‘P’	42,964	363,907
PF Emerging Markets Fund ‘P’	18,006	204,369
PF International Small-Cap Fund ‘P’ *	26,296	270,056
PF Real Estate Fund ‘P’	8,887	137,298
PF Absolute Return Fund ‘P’ *	55,620	532,287
PF Currency Strategies Fund ‘P’	109,446	1,073,667
PF Equity Long/Short Fund ‘P’ *	46,699	496,415
PF Global Absolute Return Fund ‘P’	117,703	1,142,895

Total Affiliated Mutual Funds (Cost $4,875,769)		4,755,294

TOTAL INVESTMENTS - 99.9% (Cost $4,875,769)		4,755,294

OTHER ASSETS & LIABILITIES, NET - 0.1%		2,379

NET ASSETS - 100.0%		$4,757,673

Notes to Schedule of Investments

(a)	As of September 30, 2015, the fund’s composition as a percentage of net assets was as follows:

Affiliated Fixed Income Funds	54.1%
Affiliated Equity Funds	45.8%

99.9%
Other Assets & Liabilities, Net	0.1%

100.0%

(b)	The fund’s investments are affiliated mutual funds (See Note 7C in Notes to Financial Statements).

(c)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2015:

		Total Value at September 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Funds Diversified Alternatives
Assets	Affiliated Mutual Funds	$4,755,294	$4,755,294	$—	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-29

A-28

PACIFIC FUNDS

Schedule of Investments (Continued)

Explanation of Symbols and Terms

September 30, 2015 (Unaudited)

Explanation of Symbols:

*	Non-income producing investments.
"	Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
§	Variable rate investments. The rate shown is based on the latest available information as of September 30, 2015. For Senior Loan Notes, the rate shown may represent a weighted average interest rate.
Ω	Investments were in default as of September 30, 2015.
µ	Unsettled position. Contract rates do not take effect until settlement date.
#	Securities purchased on a when-issued basis.
~	Securities are not registered under the Securities Act of 1933 (1933 Act). These securities are either (1) exempt from registration pursuant to Rule 144A under the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.

Counterparty Abbreviation:

JPM	JPMorgan Chase

Index Abbreviation:

IBOXX	Corporate Bond Index – High Yield

Other Abbreviations:

PIK	Payment In Kind
REIT	Real Estate Investment Trust

Notes:

(1)	For debt investments, the interest rates disclosed in the Schedule of Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the annualized effective yield on the date of purchase.

(2)	The countries listed in the Schedule of Investments are based on country of risk (See Note 4 in Notes to Financial Statements under Investments and Risks - Foreign and Emerging Markets Investments).

See Notes to Financial Statements

A-29

PACIFIC FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2015 (Unaudited)

	Pacific Funds Portfolio Optimization
	Conservative	Moderate- Conservative	Moderate	Growth	Aggressive- Growth
ASSETS
Investments in affiliated mutual funds, at cost	$373,249,771	$511,253,830	$1,385,447,529	$938,638,570	$263,517,226
Investments in affiliated mutual funds, at value	$389,444,343	$547,771,035	$1,522,404,160	$1,057,371,266	$312,559,300
Receivables:
Dividends and interest	114,573	139,780	287,315	80,276	—
Fund shares sold	547,066	502,921	2,122,524	832,299	529,903
Securities sold	301,294	256,724	289,584	354,383	—
Due from adviser	24,602	31,439	81,722	58,552	20,756
Prepaid expenses and other assets	3,556	5,088	5,143	12,757	4,595
Total Assets	390,435,434	548,706,987	1,525,190,448	1,058,709,533	313,114,554

LIABILITIES
Payables:
Fund shares redeemed	2,858,277	1,125,547	2,898,947	1,747,175	402,097
Securities purchased	114,573	139,780	287,315	80,276	87,464
Accrued advisory fees	64,508	90,961	253,519	176,109	52,075
Accrued administration fees	48,381	68,221	190,139	132,082	39,056
Accrued support service expenses	15,969	22,648	63,068	43,072	12,394
Accrued transfer agency out-of-pocket expenses	7,125	9,928	28,258	19,410	5,871
Accrued legal, audit and tax service fees	28,936	40,455	114,033	78,578	22,658
Accrued trustees’ fees and expenses and deferred compensation	2,755	2,972	7,245	4,417	1,116
Accrued distribution and/or service fees	42,508	56,219	148,406	100,925	28,727
Accrued other	21,381	28,871	100,672	51,944	16,076
Total Liabilities	3,204,413	1,585,602	4,091,602	2,433,988	667,534
NET ASSETS	$387,231,021	$547,121,385	$1,521,098,846	$1,056,275,545	$312,447,020

NET ASSETS CONSIST OF:
Paid-in capital	$377,442,251	$505,881,813	$1,340,213,120	$892,349,632	$270,992,721
Undistributed/accumulated net investment income (loss)	(2,172,147)	(3,524,417)	(9,879,547)	(5,821,588)	(186,451)
Undistributed/accumulated net realized gain (loss)	(4,233,655)	8,246,784	53,808,642	51,014,805	(7,401,324)
Net unrealized appreciation (depreciation) on investments	16,194,572	36,517,205	136,956,631	118,732,696	49,042,074
NET ASSETS	$387,231,021	$547,121,385	$1,521,098,846	$1,056,275,545	$312,447,020

Class A Shares:
Net Assets	$157,537,738	$260,664,135	$776,739,385	$559,523,208	$166,375,721
Shares of beneficial interest outstanding	14,650,493	21,683,780	58,132,654	39,253,282	11,412,994
Net Asset Value per share*	$10.75	$12.02	$13.36	$14.25	$14.58
Sales Charge (1)	0.63	0.70	0.78	0.83	0.85
Maximum offering price per share	$11.38	$12.72	$14.14	$15.08	$15.43

Class B Shares:
Net Assets	$34,534,125	$48,207,236	$145,105,465	$104,108,886	$30,927,259
Shares of beneficial interest outstanding	3,275,856	4,076,053	10,980,979	7,394,193	2,171,574
Net Asset Value per share*	$10.54	$11.83	$13.21	$14.08	$14.24

Class C Shares:
Net Assets	$179,560,521	$226,435,457	$555,368,263	$363,864,884	$99,692,224
Shares of beneficial interest outstanding	17,040,782	19,157,679	42,094,689	25,912,835	7,008,811
Net Asset Value per share*	$10.54	$11.82	$13.19	$14.04	$14.22

Class R Shares:
Net Assets	$10,669,569	$6,287,216	$24,086,431	$18,477,928	$7,346,539
Shares of beneficial interest outstanding	999,071	525,867	1,807,481	1,299,667	507,484
Net Asset Value per share	$10.68	$11.96	$13.33	$14.22	$14.48

Advisor Class:
Net Assets	$4,929,068	$5,527,341	$19,799,302	$10,300,639	$8,105,277
Shares of beneficial interest outstanding	457,429	458,898	1,479,583	721,170	554,881
Net Asset Value per share	$10.78	$12.04	$13.38	$14.28	$14.61

*	Redemption price per share is equal to the Net Asset Value per share less any applicable contingent deferred sales charge.
(1)	The Class A shares of the Portfolio Optimization Funds are subject to a maximum 5.50% front-end sales charge.

See Notes to Financial Statements

PACIFIC FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

SEPTEMBER 30, 2015 (Unaudited)

	Pacific Funds Short Duration Income	Pacific Funds Core Income	Pacific Funds Strategic Income	Pacific Funds Floating Rate Income	Pacific Funds Limited Duration High Income	Pacific Funds High Income
ASSETS
Investments, at cost	$168,930,119	$656,418,878	$252,355,845	$766,971,080	$38,702,236	$141,703,554
Investments, at value	$167,916,030	$642,147,191	$238,076,346	$754,709,090	$35,698,674	$130,666,223
Cash (1)	—	—	—	—	—	280,000
Foreign currency held, at value (2)	—	—	4,992	—	—	624
Receivables:
Dividends and interest	864,458	6,049,169	3,276,272	6,604,168	552,644	2,451,238
Fund shares sold	1,323,128	1,771,761	1,255,429	3,372,343	150,000	3,176
Securities sold	1,680,609	3,328,600	1,652,774	35,657,414	197,982	602,757
Due from adviser	27,609	92,151	37,209	97,826	10,432	11,770
Prepaid expenses and other assets	25,382	58,926	25,239	15,206	18,143	20,537
Total Assets	171,837,216	653,447,798	244,328,261	800,456,047	36,627,875	134,036,325
LIABILITIES
Payables:
Fund shares redeemed	794,402	1,550,121	928,955	1,906,217	33,260	66,071
Securities purchased	4,000,000	8,483,500	11,750,758	51,884,724	—	1,775,433
Income distributions	33,750	234,109	81,721	190,392	2,794	1,839
Accrued advisory fees	53,886	264,451	115,746	400,615	19,590	67,083
Accrued administration fees	40,207	156,143	57,708	171,397	6,669	18,491
Accrued support service expenses	5,460	24,163	7,301	28,363	2,045	2,723
Accrued transfer agency out-of-pocket expenses	2,311	9,860	2,761	11,467	916	732
Accrued legal, audit and tax service fees	9,506	43,409	12,262	51,593	3,252	6,587
Accrued trustees’ fees and expenses and deferred compensation	56	152	—	430	170	—
Accrued distribution and/or service fees	8,078	38,043	10,067	36,228	787	1,004
Accrued other	12,400	30,114	13,620	87,752	8,095	11,484
Unfunded loan commitment depreciation	—	—	—	119	—	—
Swap agreements, at value	—	—	—	—	—	353,611
Total Liabilities	4,960,056	10,834,065	12,980,899	54,769,297	77,578	2,305,058
NET ASSETS	$166,877,160	$642,613,733	$231,347,362	$745,686,750	$36,550,297	$131,731,267
NET ASSETS CONSIST OF:
Paid-in capital	$169,028,945	$662,378,811	$249,225,159	$797,530,813	$40,439,650	$144,528,655
Undistributed/accumulated net investment income (loss)	7,165	48,849	22,474	90,229	(3,556)	10,716
Undistributed/accumulated net realized gain (loss)	(1,144,861)	(5,542,240)	(3,619,124)	(39,672,183)	(882,235)	(1,416,998)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies	(1,014,089)	(14,271,687)	(14,281,147)	(12,262,109)	(3,003,562)	(11,391,106)
NET ASSETS	$166,877,160	$642,613,733	$231,347,362	$745,686,750	$36,550,297	$131,731,267
Class A Shares:
Net Assets	$52,788,980	$215,738,992	$60,767,082	$205,981,447	$5,808,252	$5,808,470
Shares of beneficial interest outstanding	5,146,793	20,810,840	5,971,606	20,916,537	638,936	598,151
Net Asset Value per share*	$10.26	$10.37	$10.18	$9.85	$9.09	$9.71
Sales Charge (3)	0.32	0.46	0.45	0.30	0.28	0.43
Maximum offering price per share	$10.58	$10.83	$10.63	$10.15	$9.37	$10.14
Class C Shares:
Net Assets	$36,352,009	$177,618,683	$45,392,454	$169,329,807	$3,243,491	$4,544,504
Shares of beneficial interest outstanding	3,550,841	17,132,798	4,468,556	17,221,774	357,523	468,442
Net Asset Value per share*	$10.24	$10.37	$10.16	$9.83	$9.07	$9.70
Class I Shares:
Net Assets	$1,781,590	$3,902,999	$1,332,256	$108,255,813	$21,280,473	$221,991
Shares of beneficial interest outstanding	173,955	376,185	131,616	10,977,381	2,341,241	23,011
Net Asset Value per share	$10.24	$10.38	$10.12	$9.86	$9.09	$9.65
Class P Shares:
Net Assets		$16,637,886		$391,747		$118,251,088
Shares of beneficial interest outstanding		1,598,983		39,743		12,273,016
Net Asset Value Per Share		$10.41		$9.86		$9.64
Advisor Class:
Net Assets	$75,954,581	$228,715,173	$123,855,570	$261,727,936	$6,218,081	$2,905,214
Shares of beneficial interest outstanding	7,405,397	22,016,737	12,169,344	26,494,351	684,609	298,999
Net Asset Value per share	$10.26	$10.39	$10.18	$9.88	$9.08	$9.72

*	Redemption price per share is equal to the Net Asset Value per share less any applicable contingent deferred sales charge.
(1)	Includes cash collateral segregated for certain derivative instruments in the Pacific Funds High Income of $280,000.
(2)	The cost of foreign currency for Pacific Funds Strategic Income and Pacific Funds High Income was $6,640 and $788, respectively.
(3)	The Class A shares of Pacific Funds Short Duration Income, Pacific Funds Floating Rate Income, and Pacific Funds Limited Duration High Income are subject to a maximum 3.00% front-end sales charge. The Class A shares of Pacific Funds Core Income, Pacific Funds Strategic Income, and Pacific Funds High Income are subject to a maximum 4.25% front-end sales charge.

See Notes to Financial Statements

PACIFIC FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

SEPTEMBER 30, 2015 (Unaudited)

Pacific Funds Diversified Alternatives
ASSETS
Investments in affiliated mutual funds, at cost	$4,875,769
Investments in affiliated mutual funds, at value	$4,755,294
Receivables:
Dividends and interest	1,335
Due from adviser	4,294
Prepaid expenses and other assets	6,929
Total Assets	4,767,852
LIABILITIES
Payables:
Fund shares redeemed	6,091
Securities purchased	1,335
Accrued advisory fees	806
Accrued administration fees	605
Accrued support service expenses	190
Accrued transfer agency out-of-pocket expenses	69
Accrued legal, audit and tax service fees	344
Accrued distribution and/or service fees	177
Accrued other	562
Total Liabilities	10,179
NET ASSETS	$4,757,673
NET ASSETS CONSIST OF:
Paid-in capital	$5,032,116
Undistributed/accumulated net investment income (loss)	(12,793)
Undistributed/accumulated net realized gain (loss)	(141,175)
Net unrealized appreciation (depreciation) on investments	(120,475)
NET ASSETS	$4,757,673
Class A Shares:
Net Assets	$1,417,842
Shares of beneficial interest outstanding	145,729
Net Asset Value per share*	$9.73
Sales Charge (1)	0.57
Maximum offering price per share	$10.30
Class C Shares:
Net Assets	$726,177
Shares of beneficial interest outstanding	75,503
Net Asset Value per share*	$9.62
Advisor Class:
Net Assets	$2,613,654
Shares of beneficial interest outstanding	267,872
Net Asset Value per share	$9.76

*	Redemption price per share is equal to the Net Asset Value per share less any applicable contingent deferred sales charge.
(1)	The Class A shares of the Pacific Funds Diversified Alternatives are subject to a maximum 5.50% front-end sales charge.

See Notes to Financial Statements

PACIFIC FUNDS

STATEMENTS OF OPERATIONS

FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2015 (Unaudited)

	Pacific Funds Portfolio Optimization
	Conservative	Moderate- Conservative	Moderate	Growth	Aggressive- Growth
INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$580,076	$686,415	$1,529,017	$459,533	$—
Total Investment Income	580,076	686,415	1,529,017	459,533	—

EXPENSES
Advisory fees	411,490	576,427	1,640,010	1,149,566	338,181
Administration fees	308,618	432,320	1,230,007	862,175	253,636
Support services expenses	29,003	40,729	114,794	79,263	22,910
Custodian fees and expenses	42	42	42	42	42
Shareholder report expenses	18,329	25,694	72,541	50,070	14,446
Distribution and/or service fees (1)
Class A	208,866	343,899	1,046,767	759,074	223,316
Class B	183,039	253,405	783,334	575,220	172,112
Class C	946,650	1,190,187	2,989,441	1,979,603	545,494
Class R	28,390	16,423	66,313	50,224	20,991
Transfer agency out-of-pocket expenses	18,486	25,929	73,188	50,603	14,602
Registration fees	40,145	39,865	55,738	47,246	36,372
Legal, audit and tax service fees	32,272	45,130	127,478	88,037	25,416
Trustees’ fees and expenses	9,158	12,802	36,124	24,952	7,210
Other	5,528	9,843	25,352	17,048	5,660
Total Expenses	2,240,016	3,012,695	8,261,129	5,733,123	1,680,388
Adviser Expense Reimbursement (2)	(154,992)	(200,034)	(505,643)	(358,283)	(127,008)
Net Expenses	2,085,024	2,812,661	7,755,486	5,374,840	1,553,380
NET INVESTMENT INCOME (LOSS)	(1,504,948)	(2,126,246)	(6,226,469)	(4,915,307)	(1,553,380)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) On:
Investment security transactions in affiliated mutual funds	(1,992,500)	(907,402)	7,996,388	12,232,319	1,161,556
Investment security transactions	287	401	1,145	803	236
Net Realized Gain (Loss)	(1,992,213)	(907,001)	7,997,533	12,233,122	1,161,792

Change In Net Unrealized Appreciation (Depreciation) On:
Investment securities in affiliated mutual funds	(14,524,577)	(25,160,972)	(100,587,932)	(90,280,535)	(27,630,565)
Change in Net Unrealized Appreciation (Depreciation)	(14,524,577)	(25,160,972)	(100,587,932)	(90,280,535)	(27,630,565)
NET GAIN (LOSS)	(16,516,790)	(26,067,973)	(92,590,399)	(78,047,413)	(26,468,773)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($18,021,738)	($28,194,219)	($98,816,868)	($82,962,720)	($28,022,153)

(1)	The Advisor Class shares are not subject to distribution and service fees (See Notes 1 and 6 in Notes to Financial Statements).
(2)	See Note 7B in Notes to Financial Statements.

See Notes to Financial Statements

PACIFIC FUNDS

STATEMENTS OF OPERATIONS (Continued)

FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2015 (Unaudited)

	Pacific Funds Short Duration Income	Pacific Funds Core Income	Pacific Funds Strategic Income	Pacific Funds Floating Rate Income	Pacific Funds Limited Duration High Income	Pacific Funds High Income
INVESTMENT INCOME
Dividends	$1,261	$1,505	$147,821	$1,250	$99	$83,546
Interest	1,885,527	12,680,917	5,067,625	19,719,766	1,100,373	3,834,273
Other	15,533	—	—	24,456	—	—
Total Investment Income	1,902,321	12,682,422	5,215,446	19,745,472	1,100,472	3,917,819

EXPENSES
Advisory fees	289,888	1,632,223	626,085	2,435,428	127,207	401,397
Administration fees	216,207	965,562	311,995	1,055,096	42,205	111,742
Support services expenses	9,523	44,132	12,192	51,914	3,093	8,545
Custodian fees and expenses	2,275	10,847	2,610	13,573	1,268	1,842
Shareholder report expenses	6,047	27,850	7,844	32,776	2,029	5,024
Distribution and/or service fees (1)
Class A	61,837	272,598	74,216	264,645	8,902	7,906
Class C	169,703	912,721	229,044	879,687	18,625	26,126
Transfer agency out-of-pocket expenses	6,042	28,014	7,671	33,140	1,954	5,149
Registration fees	36,793	50,609	36,810	54,823	29,964	26,595
Legal, audit and tax service fees	10,562	48,753	13,559	57,690	3,498	8,639
Trustees’ fees and expenses	2,972	13,766	3,767	16,388	962	2,520
Interest expense and commitment fee	—	—	—	81,202	—	—
Other	12,074	23,163	17,871	23,457	10,304	15,959
Total Expenses	823,923	4,030,238	1,343,664	4,999,819	250,011	621,444
Advisory Fee Waiver (2)	—	—	—	—	(3,914)	—
Adviser Expense Reimbursement (3)	(157,953)	(560,858)	(205,971)	(612,347)	(61,637)	(52,274)
Net Expenses	665,970	3,469,380	1,137,693	4,387,472	184,460	569,170
NET INVESTMENT INCOME (LOSS)	1,236,351	9,213,042	4,077,753	15,358,000	916,012	3,348,649

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) On:
Investment security transactions	(977,490)	(2,331,789)	(2,507,190)	(29,782,011)	(587,333)	(900,036)
Swap transactions	—	—	—	—	—	(205,428)
Net Realized Gain (Loss)	(977,490)	(2,331,789)	(2,507,190)	(29,782,011)	(587,333)	(1,105,464)

Change In Net Unrealized Appreciation (Depreciation) On:
Investment securities	(1,229,129)	(24,014,952)	(10,580,731)	12,746,753	(1,508,401)	(10,785,637)
Unfunded loan commitments	—	—	—	(119)	—	—
Swaps	—	—	—	—	—	(412,912)
Foreign currencies	—	—	(268)	—	—	(33)
Change in Net Unrealized Appreciation (Depreciation)	(1,229,129)	(24,014,952)	(10,580,999)	12,746,634	(1,508,401)	(11,198,582)
NET GAIN (LOSS)	(2,206,619)	(26,346,741)	(13,088,189)	(17,035,377)	(2,095,734)	(12,304,046)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($970,268)	($17,133,699)	($9,010,436)	($1,677,377)	($1,179,722)	($8,955,397)

(1)	Class I, Class P, and Advisor Class shares are not subject to distribution and service fees (See Notes 1 and 6 in Notes to Financial Statements).
(2)	See Note 6 in Notes to Financial Statements.
(3)	See Note 7B in Notes to Financial Statements.

See Notes to Financial Statements

PACIFIC FUNDS

STATEMENTS OF OPERATIONS (Continued)

FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2015 (Unaudited)

Pacific Funds Diversified Alternatives
INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$10,561
Total Investment Income	10,561

EXPENSES
Advisory fees	5,941
Administration fees	4,456
Support services expenses	346
Custodian fees and expenses	42
Shareholder report expenses	211
Distribution and/or service fees (1)
Class A	1,846
Class C	3,685
Transfer agency out-of-pocket expenses	206
Registration fees	30,017
Legal, audit and tax service fees	385
Trustees’ fees and expenses	108
Other	567
Total Expenses	47,810
Adviser Expense Reimbursement (2)	(24,456)
Net Expenses	23,354
NET INVESTMENT INCOME (LOSS)	(12,793)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) On:
Investment security transactions in affiliated mutual funds	(116,215)
Net Realized Gain (Loss)	(116,215)

Change In Net Unrealized Appreciation (Depreciation) On:
Investment securities in affiliated mutual funds	(37,495)
Change in Net Unrealized Appreciation (Depreciation)	(37,495)
NET GAIN (LOSS)	(153,710)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($166,503)

(1)	The Advisor Class shares are not subject to distribution and service fees (See Notes 1 and 6 in Notes to Financial Statements).
(2)	See Note 7B in Notes to Financial Statements.

See Notes to Financial Statements

PACIFIC FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Pacific Funds Portfolio Optimization Conservative		Pacific Funds Portfolio Optimization Moderate-Conservative		Pacific Funds Portfolio Optimization Moderate
	Six-Month Period Ended September 30, 2015 (1)	Year Ended March 31, 2015	Six-Month Period Ended September 30, 2015 (1)	Year Ended March 31, 2015	Six-Month Period Ended September 30, 2015 (1)	Year Ended March 31, 2015
OPERATIONS
Net investment income (loss)	($1,504,948)	$4,477,619	($2,126,246)	$5,896,543	($6,226,469)	$15,219,942
Net realized gain (loss)	(1,992,213)	10,799,223	(907,001)	20,824,581	7,997,533	75,283,829
Change in net unrealized appreciation (depreciation)	(14,524,577)	(859,050)	(25,160,972)	(2,549,050)	(100,587,932)	(12,216,526)
Net Increase (Decrease) in Net Assets Resulting from Operations	(18,021,738)	14,417,792	(28,194,219)	24,172,074	(98,816,868)	78,287,245

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	—	(3,454,200)	—	(5,469,373)	—	(19,048,743)
Class B	—	(551,909)	—	(748,105)	—	(2,475,913)
Class C	—	(2,836,796)	—	(3,539,176)	—	(9,326,320)
Class R	—	(231,328)	—	(124,908)	—	(552,031)
Advisor Class	—	(180,858)	—	(123,283)	—	(590,308)
Net realized gains
Class A	—	(3,847,918)	—	(4,251,615)	—	(10,959,626)
Class B	—	(858,598)	—	(813,848)	—	(2,103,854)
Class C	—	(4,437,897)	—	(3,769,105)	—	(7,871,227)
Class R	—	(277,370)	—	(106,079)	—	(364,076)
Advisor Class	—	(189,503)	—	(84,413)	—	(311,818)
Net Decrease from Dividends and Distributions to Shareholders	—	(16,866,377)	—	(19,029,905)	—	(53,603,916)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	16,248,845	39,424,777	26,201,616	57,136,981	65,584,651	161,286,327
Class B	3,066,989	5,275,231	3,534,554	5,813,297	9,448,110	18,369,022
Class C	21,462,684	42,394,356	21,293,210	48,443,966	47,176,692	114,956,328
Class R	900,744	2,826,989	693,458	2,453,292	2,874,437	7,304,490
Advisor Class	803,540	8,408,322	1,506,236	5,267,750	4,316,886	18,681,701
Dividends and distribution reinvestments
Class A	—	6,963,735	—	9,515,668	—	29,629,842
Class B	—	1,311,259	—	1,516,125	—	4,487,672
Class C	—	6,918,706	—	7,038,176	—	16,585,274
Class R	—	508,698	—	230,987	—	914,621
Advisor Class	—	256,778	—	150,779	—	757,402
Cost of shares repurchased
Class A	(21,706,347)	(66,336,969)	(29,603,200)	(67,483,303)	(84,897,479)	(173,568,973)
Class B	(4,856,403)	(7,501,235)	(3,945,408)	(8,834,053)	(14,566,485)	(21,763,033)
Class C	(25,129,913)	(60,180,762)	(23,497,012)	(44,903,331)	(56,006,101)	(104,739,176)
Class R	(1,571,966)	(2,537,604)	(978,363)	(2,886,897)	(5,344,347)	(12,304,519)
Advisor Class	(3,528,896)	(4,551,008)	(1,262,637)	(2,749,236)	(5,211,352)	(17,739,998)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(14,310,723)	(26,818,727)	(6,057,546)	10,710,201	(36,624,988)	42,856,980
NET INCREASE (DECREASE) IN NET ASSETS	(32,332,461)	(29,267,312)	(34,251,765)	15,852,370	(135,441,856)	67,540,309

NET ASSETS
Beginning of Year or Period	419,563,482	448,830,794	581,373,150	565,520,780	1,656,540,702	1,589,000,393
End of Year or Period	$387,231,021	$419,563,482	$547,121,385	$581,373,150	$1,521,098,846	$1,656,540,702
Undistributed/Accumulated Net Investment Income (Loss)	($2,172,147)	($667,199)	($3,524,417)	($1,398,171)	($9,879,547)	($3,653,078)

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Pacific Funds Portfolio Optimization Growth		Pacific Funds Portfolio Optimization Aggressive-Growth		Pacific Funds Short Duration Income
	Six-Month Period Ended September 30, 2015 (1)	Year Ended March 31, 2015	Six-Month Period Ended September 30, 2015 (1)	Year Ended March 31, 2015	Six-Month Period Ended September 30, 2015 (1)	Year Ended March 31, 2015
OPERATIONS
Net investment income (loss)	($4,915,307)	$8,137,090	($1,553,380)	$2,090,801	$1,236,351	$2,068,788
Net realized gain (loss)	12,233,122	70,260,635	1,161,792	23,648,517	(977,490)	(41,337)
Change in net unrealized appreciation (depreciation)	(90,280,535)	(12,970,340)	(27,630,565)	(7,113,846)	(1,229,129)	(474,354)
Net Increase (Decrease) in Net Assets Resulting from Operations	(82,962,720)	65,427,385	(28,022,153)	18,625,472	(970,268)	1,553,097

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	—	(12,802,326)	—	(3,417,354)	(436,930)	(921,923)
Class B	—	(1,696,168)	—	(463,722)
Class C	—	(5,812,228)	—	(1,415,231)	(174,969)	(297,655)
Class I					(16,924)	(24,460)
Class R	—	(413,678)	—	(149,889)
Advisor Class	—	(200,361)	—	(131,420)	(616,270)	(817,824)
Net realized gains
Class A	—	—	—	—	—	(124,939)
Class B	—	—	—	—
Class C	—	—	—	—	—	(75,249)
Class I					—	(2,655)
Class R	—	—	—	—
Advisor Class	—	—	—	—	—	(120,604)
Net Decrease from Dividends and Distributions to Shareholders	—	(20,924,761)	—	(5,577,616)	(1,245,093)	(2,385,309)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	48,138,432	110,958,304	18,352,932	34,237,966	19,301,043	40,962,087
Class B	5,377,209	13,329,240	2,543,513	4,208,529
Class C	29,252,817	67,260,544	10,159,816	29,878,462	10,605,317	18,412,180
Class I					335,023	1,099,458
Class R	2,103,406	5,867,487	942,154	2,503,562
Advisor Class	3,755,586	9,050,980	3,289,450	4,554,186	42,939,924	98,991,225
Dividends and distribution reinvestments
Class A	—	12,642,428	—	3,370,198	376,092	901,978
Class B	—	1,647,341	—	455,352
Class C	—	5,630,979	—	1,363,502	167,200	358,020
Class I					16,709	25,161
Class R	—	413,678	—	149,889
Advisor Class	—	138,194	—	112,694	498,466	792,572
Cost of shares repurchased
Class A	(53,321,526)	(94,405,382)	(14,691,358)	(29,088,540)	(14,844,646)	(52,934,068)
Class B	(11,969,630)	(20,163,774)	(4,569,819)	(8,060,413)
Class C	(34,482,185)	(65,174,978)	(11,348,454)	(27,114,900)	(5,478,629)	(10,786,625)
Class I					(61,888)	(582,486)
Class R	(3,597,317)	(6,069,366)	(1,809,422)	(2,250,245)
Advisor Class	(2,802,230)	(4,474,665)	(1,025,111)	(1,063,634)	(18,432,947)	(57,091,123)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(17,545,438)	36,651,010	1,843,701	13,256,608	35,421,664	40,148,379
NET INCREASE (DECREASE) IN NET ASSETS	(100,508,158)	81,153,634	(26,178,452)	26,304,464	33,206,303	39,316,167

NET ASSETS
Beginning of Year or Period	1,156,783,703	1,075,630,069	338,625,472	312,321,008	133,670,857	94,354,690
End of Year or Period	$1,056,275,545	$1,156,783,703	$312,447,020	$338,625,472	$166,877,160	$133,670,857
Undistributed/Accumulated Net Investment Income (Loss)	($5,821,588)	($906,281)	($186,451)	$1,366,929	$7,165	$15,907

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Pacific Funds Core Income (1)		Pacific Funds Strategic Income		Pacific Funds Floating Rate Income
	Six-Month Period Ended September 30, 2015 (2)	Year Ended March 31, 2015	Six-Month Period Ended September 30, 2015 (2)	Year Ended March 31, 2015	Six-Month Period Ended September 30, 2015 (2)	Year Ended March 31, 2015
OPERATIONS
Net investment income (loss)	$9,213,042	$13,913,274	$4,077,753	$5,231,459	$15,358,000	$39,940,002
Net realized gain (loss)	(2,331,789)	(414,889)	(2,507,190)	(158,485)	(29,782,011)	(9,871,223)
Change in net unrealized appreciation (depreciation)	(24,014,952)	6,159,452	(10,580,999)	(5,321,037)	12,746,634	(29,616,921)
Net Increase (Decrease) in Net Assets Resulting from Operations	(17,133,699)	19,657,837	(9,010,436)	(248,063)	(1,677,377)	451,858

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	(3,226,842)	(6,103,604)	(1,155,077)	(1,935,936)	(4,411,155)	(12,127,562)
Class C	(2,006,924)	(3,306,524)	(713,051)	(1,195,002)	(3,012,007)	(7,355,422)
Class I	(63,974)	(68,112)	(29,049)	(72,586)	(2,105,048)	(5,054,910)
Class P	(225,442)				(10,562)	(22,232)
Advisor Class	(3,761,117)	(4,398,333)	(2,193,545)	(1,994,352)	(5,940,842)	(15,444,787)
Net realized gains
Class A	—	—	—	(481,859)	—	(649,099)
Class C	—	—	—	(391,679)	—	(522,838)
Class I	—	—	—	(18,329)	—	(428,173)
Class P	—				—	(1,780)
Advisor Class	—	—	—	(680,224)	—	(747,931)
Net Decrease from Dividends and Distributions to Shareholders	(9,284,299)	(13,876,573)	(4,090,722)	(6,769,967)	(15,479,614)	(42,354,734)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	45,110,133	78,759,630	22,852,587	39,361,105	29,962,073	84,228,276
Class C	19,702,084	89,090,031	10,852,822	27,647,819	15,729,972	57,551,269
Class I	880,502	3,503,148	183,700	428,123	29,856,319	98,998,416
Class P	17,755,746				94,173	524,364
Advisor Class	87,271,448	195,687,916	85,576,353	97,600,567	60,273,181	205,301,412
Dividends and distribution reinvestments
Class A	2,995,874	5,645,816	1,076,821	2,282,659	4,160,305	11,852,624
Class C	1,842,060	3,027,883	675,518	1,525,454	2,733,062	7,078,030
Class I	63,760	67,987	27,978	87,714	2,047,275	5,315,410
Class P	225,442				10,562	24,012
Advisor Class	2,830,422	3,647,082	1,926,863	2,109,031	5,259,712	13,801,533
Cost of shares repurchased
Class A	(41,937,217)	(89,896,818)	(10,859,630)	(26,173,927)	(38,500,307)	(245,143,310)
Class C	(20,620,989)	(32,922,963)	(6,227,155)	(8,222,460)	(24,936,186)	(90,101,400)
Class I	(690,084)	(972,802)	(184,978)	(728,314)	(9,977,204)	(105,822,602)
Class P	(585,398)				(395,596)	(82,233)
Advisor Class	(71,374,298)	(50,564,507)	(22,915,138)	(39,772,549)	(68,014,165)	(302,300,704)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	43,469,485	205,072,403	82,985,741	96,145,222	8,303,176	(258,774,903)
NET INCREASE (DECREASE) IN NET ASSETS	17,051,487	210,853,667	69,884,583	89,127,192	(8,853,815)	(300,677,779)

NET ASSETS
Beginning of Year or Period	625,562,246	414,708,579	161,462,779	72,335,587	754,540,565	1,055,218,344
End of Year or Period	$642,613,733	$625,562,246	$231,347,362	$161,462,779	$745,686,750	$754,540,565
Undistributed/Accumulated Net Investment Income (Loss)	$48,849	$120,106	$22,474	$35,443	$90,229	$211,843

(1)	The Class P of Pacific Funds Core Income commenced operations on April 27, 2015.
(2)	Unaudited.

See Notes to Financial Statements

PACIFIC FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Pacific Funds Limited Duration High Income		Pacific Funds High Income (1)		Pacific Funds Diversified Alternatives
	Six-Month Period Ended September 30, 2015 (2)	Year Ended March 31, 2015	Six-Month Period Ended September 30, 2015 (2)	Year Ended March 31, 2015	Six-Month Period Ended September 30, 2015 (2)	Year Ended March 31, 2015
OPERATIONS
Net investment income (loss)	$916,012	$1,764,487	$3,348,649	$1,648,228	($12,793)	$144,500
Net realized gain (loss)	(587,333)	(205,536)	(1,105,464)	(41,177)	(116,215)	(14,721)
Change in net unrealized appreciation (depreciation)	(1,508,401)	(1,984,190)	(11,198,582)	(1,038,960)	(37,495)	(81,547)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,179,722)	(425,239)	(8,955,397)	568,091	(166,503)	48,232

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	(162,232)	(423,413)	(137,191)	(353,304)	—	(33,830)
Class C	(72,079)	(144,206)	(91,161)	(232,457)	—	(11,976)
Class I	(543,483)	(1,064,169)	(5,443)	(379,218)
Class P			(3,029,602)	(446,705)
Advisor Class	(155,072)	(143,013)	(81,186)	(236,773)	—	(108,736)
Net realized gains
Class A	—	(46,119)	—	(103,589)	—	(2,139)
Class C	—	(18,602)	—	(87,190)	—	(807)
Class I	—	(98,118)	—	(143,010)
Class P			—	—
Advisor Class	—	(9,217)	—	(65,262)	—	(6,673)
Net Decrease from Dividends and Distributions to Shareholders	(932,866)	(1,946,857)	(3,344,583)	(2,047,508)	—	(164,161)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	1,443,634	4,088,773	2,325,535	5,033,954	229,882	1,625,520
Class C	728,470	2,586,718	622,191	2,097,278	250,030	893,601
Class I	18,068	17,400	2,200	9,150
Class P			104,539,666	38,271,086
Advisor Class	3,007,528	4,776,545	333,890	8,799,370	365,016	2,277,040
Dividends and distribution reinvestments
Class A	141,343	423,408	131,328	445,733	—	33,151
Class C	69,861	157,493	90,012	314,637	—	12,783
Class I	543,483	1,162,287	5,415	522,188
Class P			3,029,602	446,706
Advisor Class	153,563	148,906	79,285	264,192	—	115,409
Cost of shares repurchased
Class A	(2,500,894)	(5,462,415)	(2,067,407)	(5,476,880)	(237,209)	(157,665)
Class C	(1,022,592)	(1,267,105)	(1,211,559)	(1,836,091)	(57,163)	(340,442)
Class I	(10,316)	(113,000)	(9,441)	(8,980,068)
Class P			(17,059,853)	(470,826)
Advisor Class	(2,257,926)	(1,004,771)	(1,065,310)	(7,918,952)	(1,419,935)	(547,945)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	314,222	5,514,239	89,745,554	31,521,477	(869,379)	3,911,452
NET INCREASE (DECREASE) IN NET ASSETS	(1,798,366)	3,142,143	77,445,574	30,042,060	(1,035,882)	3,795,523

NET ASSETS
Beginning of Year or Period	38,348,663	35,206,520	54,285,693	24,243,633	5,793,555	1,998,032
End of Year or Period	$36,550,297	$38,348,663	$131,731,267	$54,285,693	$4,757,673	$5,793,555
Undistributed/Accumulated Net Investment Income (Loss)	($3,556)	$13,298	$10,716	$6,650	($12,793)	$—

(1)	The Class P of Pacific Funds High Income commenced operations on January 14, 2015.
(2)	Unaudited.

See Notes to Financial Statements

PACIFIC FUNDS

FINANCIAL HIGHLIGHTS

Selected per share, ratios and supplemental data for each year or period ended were as follows:

Fund		Selected Per Share Data								Ratios to Average Net Assets			Supplemental Data
		Investment Operations				Distributions
For the Year or Period Ended	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (1)		Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (2)	Expenses After Reductions (2), (3)	Net Investment Income (Loss) (2)	Total Returns (4)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Pacific Funds Portfolio Optimization Conservative
Class A
4/1/2015 - 9/30/2015 (5)	$11.22	($0.02)		($0.45)	($0.47)	$—	$—	$—	$10.75	0.67%	0.60%	(0.32%)	(4.19%)	$157,538	32%
4/1/2014 - 3/31/2015	11.29	0.16		0.26	0.42	(0.23)	(0.26)	(0.49)	11.22	0.68%	0.60%	1.44%	3.71%	169,945	17%
4/1/2013 - 3/31/2014	11.40	0.10		0.10	0.20	(0.15)	(0.16)	(0.31)	11.29	0.70%	0.60%	0.90%	1.78%	190,492	11%
4/1/2012 - 3/31/2013	11.07	0.23		0.49	0.72	(0.34)	(0.05)	(0.39)	11.40	0.71%	0.60%	2.01%	6.57%	230,646	27%
4/1/2011 - 3/31/2012	10.87	0.22		0.29	0.51	(0.28)	(0.03)	(0.31)	11.07	0.73%	0.60%	1.99%	4.80%	182,912	10%
4/1/2010 - 3/31/2011	10.41	0.15		0.63	0.78	(0.32)	—	(0.32)	10.87	0.78%	0.53%	1.43%	7.60%	130,249	18%
Class B
4/1/2015 - 9/30/2015 (5)	$11.05	($0.06)		($0.45)	($0.51)	$—	$—	$—	$10.54	1.42%	1.35%	(1.07%)	(4.62%)	$34,534	32%
4/1/2014 - 3/31/2015	11.14	0.08		0.25	0.33	(0.16)	(0.26)	(0.42)	11.05	1.43%	1.35%	0.69%	3.00%	37,979	17%
4/1/2013 - 3/31/2014	11.27	0.02		0.10	0.12	(0.09)	(0.16)	(0.25)	11.14	1.45%	1.35%	0.15%	1.06%	39,160	11%
4/1/2012 - 3/31/2013	10.96	0.14		0.50	0.64	(0.28)	(0.05)	(0.33)	11.27	1.46%	1.35%	1.27%	5.89%	41,999	27%
4/1/2011 - 3/31/2012	10.78	0.13		0.29	0.42	(0.21)	(0.03)	(0.24)	10.96	1.48%	1.35%	1.24%	4.02%	33,122	10%
4/1/2010 - 3/31/2011	10.34	0.07		0.63	0.70	(0.26)	—	(0.26)	10.78	1.53%	1.27%	0.68%	6.80%	22,282	18%
Class C
4/1/2015 - 9/30/2015 (5)	$11.05	($0.06)		($0.45)	($0.51)	$—	$—	$—	$10.54	1.42%	1.35%	(1.07%)	(4.62%)	$179,561	32%
4/1/2014 - 3/31/2015	11.13	0.08		0.26	0.34	(0.16)	(0.26)	(0.42)	11.05	1.43%	1.35%	0.69%	3.09%	191,946	17%
4/1/2013 - 3/31/2014	11.26	0.02		0.10	0.12	(0.09)	(0.16)	(0.25)	11.13	1.45%	1.35%	0.15%	1.04%	204,180	11%
4/1/2012 - 3/31/2013	10.96	0.14		0.49	0.63	(0.28)	(0.05)	(0.33)	11.26	1.46%	1.35%	1.22%	5.84%	220,688	27%
4/1/2011 - 3/31/2012	10.77	0.13		0.30	0.43	(0.21)	(0.03)	(0.24)	10.96	1.48%	1.35%	1.24%	4.08%	158,748	10%
4/1/2010 - 3/31/2011	10.33	0.07		0.63	0.70	(0.26)	—	(0.26)	10.77	1.53%	1.27%	0.68%	6.81%	117,458	18%
Class R
4/1/2015 - 9/30/2015 (5)	$11.16	($0.03)		($0.45)	($0.48)	$—	$—	$—	$10.68	0.92%	0.85%	(0.57%)	(4.30%)	$10,670	32%
4/1/2014 - 3/31/2015	11.24	0.14		0.25	0.39	(0.21)	(0.26)	(0.47)	11.16	0.93%	0.85%	1.19%	3.48%	11,820	17%
4/1/2013 - 3/31/2014	11.36	0.07		0.10	0.17	(0.13)	(0.16)	(0.29)	11.24	0.95%	0.85%	0.65%	1.52%	11,132	11%
4/1/2012 - 3/31/2013	11.03	0.20		0.50	0.70	(0.32)	(0.05)	(0.37)	11.36	0.96%	0.85%	1.79%	6.38%	12,357	27%
4/1/2011 - 3/31/2012	10.83	0.19		0.29	0.48	(0.25)	(0.03)	(0.28)	11.03	0.98%	0.85%	1.74%	4.58%	10,522	10%
4/1/2010 - 3/31/2011	10.38	0.13		0.61	0.74	(0.29)	—	(0.29)	10.83	1.03%	0.75%	1.20%	7.25%	8,881	18%
Advisor Class
4/1/2015 - 9/30/2015 (5)	$11.23	($0.00	)(6)	($0.45)	($0.45)	$—	$—	$—	$10.78	0.42%	0.35%	(0.07%)	(4.10%)	$4,929	32%
4/1/2014 - 3/31/2015	11.29	0.19		0.26	0.45	(0.25)	(0.26)	(0.51)	11.23	0.43%	0.35%	1.69%	4.01%	7,872	17%
4/1/2013 - 3/31/2014	11.41	0.12		0.09	0.21	(0.17)	(0.16)	(0.33)	11.29	0.45%	0.40%	1.10%	1.87%	3,867	11%
12/31/2012 - 3/31/2013	11.18	(0.01)		0.24	0.23	—	—	—	11.41	0.48%	0.40%	(0.40%)	2.06%	1,366	27%
Pacific Funds Portfolio Optimization Moderate-Conservative
Class A
4/1/2015 - 9/30/2015 (5)	$12.61	($0.02)		($0.57)	($0.59)	$—	$—	$—	$12.02	0.67%	0.60%	(0.36%)	(4.68%)	$260,664	27%
4/1/2014 - 3/31/2015	12.48	0.18		0.40	0.58	(0.25)	(0.20)	(0.45)	12.61	0.67%	0.60%	1.40%	4.69%	276,898	17%
4/1/2013 - 3/31/2014	12.10	0.11		0.50	0.61	(0.18)	(0.05)	(0.23)	12.48	0.69%	0.60%	0.89%	5.08%	274,899	5%
4/1/2012 - 3/31/2013	11.56	0.18		0.64	0.82	(0.28)	—	(0.28)	12.10	0.71%	0.60%	1.58%	7.22%	246,609	24%
4/1/2011 - 3/31/2012	11.25	0.18		0.35	0.53	(0.22)	—	(0.22)	11.56	0.73%	0.60%	1.62%	4.87%	188,660	10%
4/1/2010 - 3/31/2011	10.54	0.12		0.87	0.99	(0.28)	—	(0.28)	11.25	0.78%	0.52%	1.16%	9.53%	132,919	10%
Class B
4/1/2015 - 9/30/2015 (5)	$12.46	($0.07)		($0.56)	($0.63)	$—	$—	$—	$11.83	1.42%	1.35%	(1.11%)	(5.06%)	$48,207	27%
4/1/2014 - 3/31/2015	12.36	0.08		0.40	0.48	(0.18)	(0.20)	(0.38)	12.46	1.42%	1.35%	0.65%	3.91%	51,223	17%
4/1/2013 - 3/31/2014	11.99	0.02		0.51	0.53	(0.11)	(0.05)	(0.16)	12.36	1.44%	1.35%	0.14%	4.47%	52,285	5%
4/1/2012 - 3/31/2013	11.46	0.10		0.63	0.73	(0.20)	—	(0.20)	11.99	1.46%	1.35%	0.85%	6.46%	49,372	24%
4/1/2011 - 3/31/2012	11.17	0.10		0.35	0.45	(0.16)	—	(0.16)	11.46	1.48%	1.35%	0.87%	4.07%	40,812	10%
4/1/2010 - 3/31/2011	10.47	0.04		0.87	0.91	(0.21)	—	(0.21)	11.17	1.53%	1.27%	0.41%	8.78%	28,411	10%
Class C
4/1/2015 - 9/30/2015 (5)	$12.45	($0.07)		($0.56)	($0.63)	$—	$—	$—	$11.82	1.42%	1.35%	(1.11%)	(5.06%)	$226,435	27%
4/1/2014 - 3/31/2015	12.35	0.08		0.40	0.48	(0.18)	(0.20)	(0.38)	12.45	1.42%	1.35%	0.65%	3.93%	240,803	17%
4/1/2013 - 3/31/2014	11.99	0.02		0.51	0.53	(0.12)	(0.05)	(0.17)	12.35	1.44%	1.35%	0.14%	4.41%	228,445	5%
4/1/2012 - 3/31/2013	11.47	0.09		0.64	0.73	(0.21)	—	(0.21)	11.99	1.46%	1.35%	0.81%	6.41%	196,123	24%
4/1/2011 - 3/31/2012	11.16	0.10		0.36	0.46	(0.15)	—	(0.15)	11.47	1.48%	1.35%	0.87%	4.20%	144,900	10%
4/1/2010 - 3/31/2011	10.47	0.04		0.86	0.90	(0.21)	—	(0.21)	11.16	1.53%	1.27%	0.41%	8.71%	107,411	10%

See Notes to Financial Statements	See explanation of references on B-17

PACIFIC FUNDS

FINANCIAL HIGHLIGHTS (Continued)

Selected per share, ratios and supplemental data for each year or period ended were as follows:

Fund		Selected Per Share Data							Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions
For the Year or Period Ended	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (1)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (2)	Expenses After Reductions (2), (3)	Net Investment Income (Loss) (2)	Total Returns (4)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Pacific Funds Portfolio Optimization Moderate-Conservative (Continued)
Class R
4/1/2015 - 9/30/2015 (5)	$12.56	($0.04)	($0.56)	($0.60)	$—	$—	$—	$11.96	0.92%	0.85%	(0.61%)	(4.78%)	$6,287	27%
4/1/2014 - 3/31/2015	12.44	0.14	0.41	0.55	(0.23)	(0.20)	(0.43)	12.56	0.92%	0.85%	1.15%	4.43%	6,881	17%
4/1/2013 - 3/31/2014	12.06	0.08	0.51	0.59	(0.16)	(0.05)	(0.21)	12.44	0.94%	0.85%	0.64%	4.91%	7,000	5%
4/1/2012 - 3/31/2013	11.52	0.16	0.63	0.79	(0.25)	—	(0.25)	12.06	0.96%	0.85%	1.39%	6.92%	6,482	24%
4/1/2011 - 3/31/2012	11.22	0.15	0.35	0.50	(0.20)	—	(0.20)	11.52	0.98%	0.85%	1.37%	4.53%	6,301	10%
4/1/2010 - 3/31/2011	10.51	0.10	0.86	0.96	(0.25)	—	(0.25)	11.22	1.03%	0.76%	0.91%	9.32%	15,236	10%
Advisor Class
4/1/2015 - 9/30/2015 (5)	$12.62	($0.01)	($0.57)	($0.58)	$—	$—	$—	$12.04	0.42%	0.35%	(0.11%)	(4.52%)	$5,527	27%
4/1/2014 - 3/31/2015	12.49	0.21	0.40	0.61	(0.28)	(0.20)	(0.48)	12.62	0.42%	0.35%	1.65%	4.89%	5,568	17%
4/1/2013 - 3/31/2014	12.10	0.13	0.51	0.64	(0.20)	(0.05)	(0.25)	12.49	0.44%	0.40%	1.09%	5.32%	2,892	5%
12/31/2012 - 3/31/2013	11.68	(0.01)	0.43	0.42	—	—	—	12.10	0.46%	0.40%	(0.40%)	3.60%	880	24%
Pacific Funds Portfolio Optimization Moderate
Class A
4/1/2015 - 9/30/2015 (5)	$14.20	($0.03)	($0.81)	($0.84)	$—	$—	$—	$13.36	0.66%	0.60%	(0.41%)	(5.92%)	$776,739	27%
4/1/2014 - 3/31/2015	13.98	0.18	0.55	0.73	(0.32)	(0.19)	(0.51)	14.20	0.66%	0.60%	1.28%	5.30%	844,759	19%
4/1/2013 - 3/31/2014	13.06	0.11	1.00	1.11	(0.19)	—	(0.19)	13.98	0.69%	0.60%	0.84%	8.51%	814,707	1%
4/1/2012 - 3/31/2013	12.26	0.15	0.86	1.01	(0.21)	—	(0.21)	13.06	0.70%	0.60%	1.20%	8.36%	654,158	25%
4/1/2011 - 3/31/2012	11.88	0.14	0.42	0.56	(0.18)	—	(0.18)	12.26	0.72%	0.60%	1.18%	4.82%	517,945	7%
4/1/2010 - 3/31/2011	10.81	0.10	1.19	1.29	(0.22)	—	(0.22)	11.88	0.77%	0.52%	0.91%	12.10%	384,999	9%
Class B
4/1/2015 - 9/30/2015 (5)	$14.10	($0.08)	($0.81)	($0.89)	$—	$—	$—	$13.21	1.41%	1.35%	(1.16%)	(6.31%)	$145,105	27%
4/1/2014 - 3/31/2015	13.89	0.07	0.55	0.62	(0.22)	(0.19)	(0.41)	14.10	1.41%	1.35%	0.53%	4.49%	159,975	19%
4/1/2013 - 3/31/2014	12.96	0.01	1.01	1.02	(0.09)	—	(0.09)	13.89	1.44%	1.35%	0.09%	7.90%	156,450	1%
4/1/2012 - 3/31/2013	12.18	0.06	0.85	0.91	(0.13)	—	(0.13)	12.96	1.45%	1.35%	0.47%	7.49%	136,411	25%
4/1/2011 - 3/31/2012	11.80	0.05	0.43	0.48	(0.10)	—	(0.10)	12.18	1.47%	1.35%	0.43%	4.13%	115,513	7%
4/1/2010 - 3/31/2011	10.74	0.02	1.18	1.20	(0.14)	—	(0.14)	11.80	1.52%	1.26%	0.17%	11.33%	92,064	9%
Class C
4/1/2015 - 9/30/2015 (5)	$14.08	($0.08)	($0.81)	($0.89)	$—	$—	$—	$13.19	1.41%	1.35%	(1.16%)	(6.32%)	$555,368	27%
4/1/2014 - 3/31/2015	13.87	0.07	0.55	0.62	(0.22)	(0.19)	(0.41)	14.08	1.41%	1.35%	0.53%	4.51%	601,814	19%
4/1/2013 - 3/31/2014	12.95	0.01	1.01	1.02	(0.10)	—	(0.10)	13.87	1.44%	1.35%	0.09%	7.89%	566,257	1%
4/1/2012 - 3/31/2013	12.17	0.06	0.85	0.91	(0.13)	—	(0.13)	12.95	1.45%	1.35%	0.46%	7.50%	445,932	25%
4/1/2011 - 3/31/2012	11.78	0.05	0.43	0.48	(0.09)	—	(0.09)	12.17	1.47%	1.35%	0.43%	4.18%	366,753	7%
4/1/2010 - 3/31/2011	10.73	0.02	1.17	1.19	(0.14)	—	(0.14)	11.78	1.52%	1.26%	0.17%	11.26%	308,449	9%
Class R
4/1/2015 - 9/30/2015 (5)	$14.18	($0.05)	($0.80)	($0.85)	$—	$—	$—	$13.33	0.91%	0.85%	(0.66%)	(5.99%)	$24,086	27%
4/1/2014 - 3/31/2015	13.96	0.15	0.54	0.69	(0.28)	(0.19)	(0.47)	14.18	0.91%	0.85%	1.03%	5.00%	28,097	19%
4/1/2013 - 3/31/2014	13.03	0.08	1.00	1.08	(0.15)	—	(0.15)	13.96	0.94%	0.85%	0.59%	8.33%	31,641	1%
4/1/2012 - 3/31/2013	12.24	0.11	0.86	0.97	(0.18)	—	(0.18)	13.03	0.95%	0.85%	0.93%	8.02%	29,715	25%
4/1/2011 - 3/31/2012	11.84	0.11	0.43	0.54	(0.14)	—	(0.14)	12.24	0.97%	0.85%	0.93%	4.67%	23,321	7%
4/1/2010 - 3/31/2011	10.77	0.07	1.18	1.25	(0.18)	—	(0.18)	11.84	1.02%	0.75%	0.68%	11.82%	23,658	9%
Advisor Class
4/1/2015 - 9/30/2015 (5)	$14.20	($0.01)	($0.81)	($0.82)	$—	$—	$—	$13.38	0.41%	0.35%	(0.16%)	(5.77%)	$19,799	27%
4/1/2014 - 3/31/2015	13.98	0.22	0.55	0.77	(0.36)	(0.19)	(0.55)	14.20	0.41%	0.35%	1.53%	5.54%	21,896	19%
4/1/2013 - 3/31/2014	13.06	0.14	1.00	1.14	(0.22)	—	(0.22)	13.98	0.44%	0.40%	1.04%	8.73%	19,945	1%
12/31/2012 - 3/31/2013	12.41	(0.01)	0.66	0.65	—	—	—	13.06	0.45%	0.40%	(0.40%)	5.24%	3,396	25%
Pacific Funds Portfolio Optimization Growth
Class A
4/1/2015 - 9/30/2015 (5)	$15.34	($0.04)	($1.05)	($1.09)	$—	$—	$—	$14.25	0.66%	0.60%	(0.52%)	(7.11%)	$559,523	27%
4/1/2014 - 3/31/2015	14.74	0.16	0.77	0.93	(0.33)	—	(0.33)	15.34	0.66%	0.60%	1.07%	6.36%	607,360	21%
4/1/2013 - 3/31/2014	13.33	0.09	1.51	1.60	(0.19)	—	(0.19)	14.74	0.69%	0.60%	0.66%	12.01%	555,319	1%
4/1/2012 - 3/31/2013	12.41	0.10	0.96	1.06	(0.14)	—	(0.14)	13.33	0.71%	0.60%	0.83%	8.62%	436,055	25%
4/1/2011 - 3/31/2012	12.05	0.10	0.38	0.48	(0.12)	—	(0.12)	12.41	0.72%	0.60%	0.82%	4.13%	365,426	8%
4/1/2010 - 3/31/2011	10.68	0.07	1.44	1.51	(0.14)	—	(0.14)	12.05	0.77%	0.51%	0.62%	14.36%	301,232	13%

See Notes to Financial Statements	See explanation of references on B-17

PACIFIC FUNDS

FINANCIAL HIGHLIGHTS (Continued)

Selected per share, ratios and supplemental data for each year or period ended were as follows:

Fund		Selected Per Share Data									Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions
For the Year or Period Ended	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (1)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income		Capital Gains	Total		Net Asset Value, End of Year or Period	Expenses Before Reductions (2)	Expenses After Reductions (2), (3)	Net Investment Income (Loss) (2)	Total Returns (4)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Pacific Funds Portfolio Optimization Growth (Continued)
Class B
4/1/2015 - 9/30/2015 (5)	$15.22	($0.10)	($1.04)	($1.14)	$—		$—	$—		$14.08	1.41%	1.35%	(1.27%)	(7.49%)	$104,109	27%
4/1/2014 - 3/31/2015	14.62	0.05	0.77	0.82	(0.22)		—	(0.22)		15.22	1.41%	1.35%	0.32%	5.61%	119,159	21%
4/1/2013 - 3/31/2014	13.22	(0.01)	1.50	1.49	(0.09)		—	(0.09)		14.62	1.44%	1.35%	(0.09%)	11.25%	119,506	1%
4/1/2012 - 3/31/2013	12.30	0.01	0.96	0.97	(0.05)		—	(0.05)		13.22	1.46%	1.35%	0.09%	7.92%	105,757	25%
4/1/2011 - 3/31/2012	11.93	0.01	0.40	0.41	(0.04)		—	(0.04)		12.30	1.47%	1.35%	0.07%	3.50%	95,937	8%
4/1/2010 - 3/31/2011	10.57	(0.01)	1.43	1.42	(0.06)		—	(0.06)		11.93	1.52%	1.26%	(0.13%)	13.59%	83,812	13%
Class C
4/1/2015 - 9/30/2015 (5)	$15.18	($0.10)	($1.04)	($1.14)	$—		$—	$—		$14.04	1.41%	1.35%	(1.27%)	(7.51%)	$363,865	27%
4/1/2014 - 3/31/2015	14.59	0.05	0.76	0.81	(0.22)		—	(0.22)		15.18	1.41%	1.35%	0.32%	5.59%	398,716	21%
4/1/2013 - 3/31/2014	13.19	(0.01)	1.50	1.49	(0.09)		—	(0.09)		14.59	1.44%	1.35%	(0.09%)	11.33%	375,368	1%
4/1/2012 - 3/31/2013	12.27	0.01	0.96	0.97	(0.05)		—	(0.05)		13.19	1.46%	1.35%	0.09%	7.95%	295,615	25%
4/1/2011 - 3/31/2012	11.91	0.01	0.39	0.40	(0.04)		—	(0.04)		12.27	1.47%	1.35%	0.07%	3.39%	257,114	8%
4/1/2010 - 3/31/2011	10.55	(0.01)	1.43	1.42	(0.06)		—	(0.06)		11.91	1.52%	1.26%	(0.13%)	13.64%	230,964	13%
Class R
4/1/2015 - 9/30/2015 (5)	$15.32	($0.06)	($1.04)	($1.10)	$—		$—	$—		$14.22	0.91%	0.85%	(0.77%)	(7.18%)	$18,478	27%
4/1/2014 - 3/31/2015	14.72	0.12	0.77	0.89	(0.29)		—	(0.29)		15.32	0.91%	0.85%	0.82%	6.10%	21,383	21%
4/1/2013 - 3/31/2014	13.32	0.06	1.49	1.55	(0.15)		—	(0.15)		14.72	0.94%	0.85%	0.41%	11.67%	20,326	1%
4/1/2012 - 3/31/2013	12.40	0.07	0.96	1.03	(0.11)		—	(0.11)		13.32	0.96%	0.85%	0.55%	8.38%	17,844	25%
4/1/2011 - 3/31/2012	12.03	0.07	0.40	0.47	(0.10)		—	(0.10)		12.40	0.97%	0.85%	0.57%	3.97%	14,710	8%
4/1/2010 - 3/31/2011	10.67	0.04	1.44	1.48	(0.12)		—	(0.12)		12.03	1.02%	0.76%	0.37%	14.00%	17,265	13%
Advisor Class
4/1/2015 - 9/30/2015 (5)	$15.35	($0.02)	($1.05)	($1.07)	$—		$—	$—		$14.28	0.41%	0.35%	(0.27%)	(6.97%)	$10,301	27%
4/1/2014 - 3/31/2015	14.75	0.19	0.78	0.97	(0.37)		—	(0.37)		15.35	0.41%	0.35%	1.32%	6.61%	10,165	21%
4/1/2013 - 3/31/2014	13.34	0.12	1.51	1.63	(0.22)		—	(0.22)		14.75	0.44%	0.40%	0.86%	12.21%	5,111	1%
12/31/2012 - 3/31/2013	12.50	(0.01)	0.85	0.84	—		—	—		13.34	0.45%	0.40%	(0.40%)	6.72%	2,470	25%
Pacific Funds Portfolio Optimization Aggressive-Growth
Class A
4/1/2015 - 9/30/2015 (5)	$15.85	($0.05)	($1.22)	($1.27)	$—		$—	$—		$14.58	0.67%	0.60%	(0.60%)	(8.01%)	$166,376	27%
4/1/2014 - 3/31/2015	15.23	0.15	0.79	0.94	(0.32)		—	(0.32)		15.85	0.68%	0.60%	0.97%	6.18%	177,171	20%
4/1/2013 - 3/31/2014	13.50	0.08	1.77	1.85	(0.12)		—	(0.12)		15.23	0.71%	0.60%	0.58%	13.70%	161,858	5%
4/1/2012 - 3/31/2013	12.56	0.07	0.96	1.03	(0.09)		—	(0.09)		13.50	0.73%	0.60%	0.57%	8.30%	133,265	30%
4/1/2011 - 3/31/2012	12.29	0.06	0.27	0.33	(0.06)		—	(0.06)		12.56	0.74%	0.60%	0.52%	2.73%	122,397	13%
4/1/2010 - 3/31/2011	10.66	0.05	1.65	1.70	(0.07)		—	(0.07)		12.29	0.80%	0.51%	0.44%	16.11%	114,246	26%
Class B
4/1/2015 - 9/30/2015 (5)	$15.57	($0.10)	($1.23)	($1.33)	$—		$—	$—		$14.24	1.42%	1.35%	(1.35%)	(8.54%)	$30,927	27%
4/1/2014 - 3/31/2015	14.94	0.03	0.80	0.83	(0.20)		—	(0.20)		15.57	1.43%	1.35%	0.22%	5.55%	35,840	20%
4/1/2013 - 3/31/2014	13.22	(0.02)	1.76	1.74	(0.02)		—	(0.02)		14.94	1.46%	1.35%	(0.17%)	13.13%	37,704	5%
4/1/2012 - 3/31/2013	12.28	(0.02)	0.96	0.94	(0.00	)(6)	—	(0.00	)(6)	13.22	1.48%	1.35%	(0.17%)	7.69%	33,013	30%
4/1/2011 - 3/31/2012	12.03	(0.03)	0.28	0.25	—		—	—		12.28	1.49%	1.35%	(0.23%)	2.08%	31,969	13%
4/1/2010 - 3/31/2011	10.46	(0.03)	1.65	1.62	(0.05)		—	(0.05)		12.03	1.55%	1.25%	(0.31%)	15.62%	30,693	26%
Class C
4/1/2015 - 9/30/2015 (5)	$15.55	($0.10)	($1.23)	($1.33)	$—		$—	$—		$14.22	1.42%	1.35%	(1.35%)	(8.55%)	$99,692	27%
4/1/2014 - 3/31/2015	14.93	0.03	0.79	0.82	(0.20)		—	(0.20)		15.55	1.43%	1.35%	0.22%	5.54%	110,241	20%
4/1/2013 - 3/31/2014	13.22	(0.02)	1.75	1.73	(0.02)		—	(0.02)		14.93	1.46%	1.35%	(0.17%)	13.12%	101,888	5%
4/1/2012 - 3/31/2013	12.28	(0.02)	0.97	0.95	(0.01)		—	(0.01)		13.22	1.48%	1.35%	(0.18%)	7.71%	81,754	30%
4/1/2011 - 3/31/2012	12.03	(0.03)	0.28	0.25	—		—	—		12.28	1.49%	1.35%	(0.23%)	2.08%	76,613	13%
4/1/2010 - 3/31/2011	10.46	(0.03)	1.65	1.62	(0.05)		—	(0.05)		12.03	1.55%	1.25%	(0.31%)	15.61%	75,607	26%
Class R
4/1/2015 - 9/30/2015 (5)	$15.77	($0.07)	($1.22)	($1.29)	$—		$—	$—		$14.48	0.92%	0.85%	(0.85%)	(8.18%)	$7,347	27%
4/1/2014 - 3/31/2015	15.15	0.11	0.79	0.90	(0.28)		—	(0.28)		15.77	0.93%	0.85%	0.72%	5.94%	8,893	20%
4/1/2013 - 3/31/2014	13.43	0.05	1.75	1.80	(0.08)		—	(0.08)		15.15	0.96%	0.85%	0.33%	13.45%	8,151	5%
4/1/2012 - 3/31/2013	12.48	0.04	0.97	1.01	(0.06)		—	(0.06)		13.43	0.98%	0.85%	0.33%	8.17%	7,251	30%
4/1/2011 - 3/31/2012	12.22	0.03	0.26	0.29	(0.03)		—	(0.03)		12.48	0.99%	0.85%	0.27%	2.43%	6,662	13%
4/1/2010 - 3/31/2011	10.61	0.02	1.65	1.67	(0.06)		—	(0.06)		12.22	1.05%	0.76%	0.19%	16.02%	5,553	26%

See Notes to Financial Statements	See explanation of references on B-17

PACIFIC FUNDS

FINANCIAL HIGHLIGHTS (Continued)

Selected per share, ratios and supplemental data for each year or period ended were as follows:

Fund		Selected Per Share Data							Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions
For the Year or Period Ended	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (1)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (2)	Expenses After Reductions (2), (3)	Net Investment Income (Loss) (2)	Total Returns (4)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Pacific Funds Portfolio Optimization Aggressive-Growth (Continued)
Advisor Class
4/1/2015 - 9/30/2015 (5)	$15.86	($0.03)	($1.22)	($1.25)	$—	$—	$—	$14.61	0.42%	0.35%	(0.35%)	(7.88%)	$8,105	27%
4/1/2014 - 3/31/2015	15.23	0.19	0.79	0.98	(0.35)	—	(0.35)	15.86	0.43%	0.35%	1.22%	6.50%	6,480	20%
4/1/2013 - 3/31/2014	13.51	0.11	1.76	1.87	(0.15)	—	(0.15)	15.23	0.46%	0.40%	0.78%	13.84%	2,719	5%
12/31/2012 - 3/31/2013	12.56	(0.01)	0.96	0.95	—	—	—	13.51	0.48%	0.40%	(0.40%)	7.56%	222	30%
Pacific Funds Short Duration Income
Class A
4/1/2015 - 9/30/2015 (5)	$10.41	$0.09	($0.15)	($0.06)	($0.09)	$—	($0.09)	$10.26	1.07%	0.85%	1.77%	(0.57%)	$52,789	25%
4/1/2014 - 3/31/2015	10.46	0.19	(0.03)	0.16	(0.18)	(0.03)	(0.21)	10.41	1.09%	0.85%	1.77%	1.51%	48,685	78%
4/1/2013 - 3/31/2014	10.46	0.17	0.04	0.21	(0.18)	(0.03)	(0.21)	10.46	1.14%	0.85%	1.68%	2.00%	60,012	98%
6/29/2012 - 3/31/2013	10.20	0.16	0.32	0.48	(0.15)	(0.07)	(0.22)	10.46	1.24%	0.85%	2.02%	4.78%	22,589	146%
Class C
4/1/2015 - 9/30/2015 (5)	$10.39	$0.05	($0.15)	($0.10)	($0.05)	$—	($0.05)	$10.24	1.82%	1.60%	1.02%	(0.94%)	$36,352	25%
4/1/2014 - 3/31/2015	10.45	0.11	(0.03)	0.08	(0.11)	(0.03)	(0.14)	10.39	1.84%	1.60%	1.02%	0.68%	31,569	78%
4/1/2013 - 3/31/2014	10.45	0.10	0.03	0.13	(0.10)	(0.03)	(0.13)	10.45	1.89%	1.60%	0.93%	1.28%	23,769	98%
6/29/2012 - 3/31/2013	10.20	0.10	0.33	0.43	(0.11)	(0.07)	(0.18)	10.45	1.99%	1.60%	1.27%	4.28%	10,307	146%
Class I
4/1/2015 - 9/30/2015 (5)	$10.39	$0.11	($0.15)	($0.04)	($0.11)	$—	($0.11)	$10.24	0.67%	0.55%	2.07%	(0.43%)	$1,782	25%
4/1/2014 - 3/31/2015	10.45	0.21	(0.03)	0.18	(0.21)	(0.03)	(0.24)	10.39	0.69%	0.57%	2.05%	1.70%	1,516	78%
4/1/2013 - 3/31/2014	10.45	0.21	0.02	0.23	(0.20)	(0.03)	(0.23)	10.45	0.74%	0.60%	1.93%	2.20%	979	98%
4/1/2012 - 3/31/2013	10.14	0.23	0.38	0.61	(0.23)	(0.07)	(0.30)	10.45	1.08%	0.60%	2.27%	6.10%	13,280	146%
12/19/2011 - 3/31/2012	10.00	0.06	0.15	0.21	(0.07)	—	(0.07)	10.14	2.04%	0.60%	2.06%	2.10%	12,251	73%
Advisor Class
4/1/2015 - 9/30/2015 (5)	$10.41	$0.10	($0.15)	($0.05)	($0.10)	$—	($0.10)	$10.26	0.82%	0.60%	2.02%	(0.45%)	$75,955	25%
4/1/2014 - 3/31/2015	10.46	0.21	(0.02)	0.19	(0.21)	(0.03)	(0.24)	10.41	0.83%	0.60%	2.02%	1.78%	51,901	78%
4/1/2013 - 3/31/2014	10.46	0.20	0.03	0.23	(0.20)	(0.03)	(0.23)	10.46	0.89%	0.60%	1.93%	2.25%	9,595	98%
6/29/2012 - 3/31/2013	10.20	0.18	0.31	0.49	(0.16)	(0.07)	(0.23)	10.46	0.99%	0.60%	2.27%	4.85%	3,148	146%
Pacific Funds Core Income (7)
Class A
4/1/2015 - 9/30/2015 (5)	$10.79	$0.16	($0.42)	($0.26)	($0.16)	$—	($0.16)	$10.37	1.13%	0.95%	2.94%	(2.46%)	$215,739	30%
4/1/2014 - 3/31/2015	10.66	0.31	0.13	0.44	(0.31)	—	(0.31)	10.79	1.14%	0.93%	2.93%	4.17%	218,368	53%
4/1/2013 - 3/31/2014	10.92	0.32	(0.09)	0.23	(0.33)	(0.16)	(0.49)	10.66	1.16%	0.90%	3.03%	2.27%	221,086	120%
4/1/2012 - 3/31/2013	10.61	0.30	0.55	0.85	(0.29)	(0.25)	(0.54)	10.92	1.17%	0.90%	2.76%	8.13%	333,987	171%
4/1/2011 - 3/31/2012	10.16	0.30	0.48	0.78	(0.30)	(0.03)	(0.33)	10.61	1.35%	0.90%	2.94%	7.79%	247,522	199%
12/31/2010 - 3/31/2011	10.00	0.09	0.16	0.25	(0.09)	—	(0.09)	10.16	1.77%	0.90%	3.62%	2.46%	5,300	142%
Class C
4/1/2015 - 9/30/2015 (5)	$10.79	$0.12	($0.42)	($0.30)	($0.12)	$—	($0.12)	$10.37	1.88%	1.70%	2.19%	(2.83%)	$177,619	30%
4/1/2014 - 3/31/2015	10.66	0.23	0.13	0.36	(0.23)	—	(0.23)	10.79	1.89%	1.68%	2.18%	3.42%	183,952	53%
4/1/2013 - 3/31/2014	10.93	0.24	(0.10)	0.14	(0.25)	(0.16)	(0.41)	10.66	1.91%	1.65%	2.28%	1.41%	122,946	120%
4/1/2012 - 3/31/2013	10.62	0.22	0.55	0.77	(0.21)	(0.25)	(0.46)	10.93	1.92%	1.65%	2.01%	7.37%	160,472	171%
6/30/2011 - 3/31/2012	10.32	0.17	0.33	0.50	(0.17)	(0.03)	(0.20)	10.62	2.07%	1.65%	2.17%	4.89%	76,726	199%
Class I
4/1/2015 - 9/30/2015 (5)	$10.80	$0.17	($0.42)	($0.25)	($0.17)	$—	($0.17)	$10.38	0.73%	0.65%	3.24%	(2.31%)	$3,903	30%
4/1/2014 - 3/31/2015	10.67	0.34	0.13	0.47	(0.34)	—	(0.34)	10.80	0.73%	0.65%	3.21%	4.46%	3,806	53%
4/1/2013 - 3/31/2014	10.93	0.35	(0.09)	0.26	(0.36)	(0.16)	(0.52)	10.67	0.76%	0.65%	3.28%	2.53%	1,187	120%
4/1/2012 - 3/31/2013	10.62	0.33	0.55	0.88	(0.32)	(0.25)	(0.57)	10.93	0.77%	0.65%	3.01%	8.39%	1,794	171%
4/1/2011 - 3/31/2012	10.16	0.36	0.44	0.80	(0.31)	(0.03)	(0.34)	10.62	0.95%	0.65%	3.42%	7.95%	1,292	199%
12/31/2010 - 3/31/2011	10.00	0.10	0.15	0.25	(0.09)	—	(0.09)	10.16	1.37%	0.65%	3.87%	2.48%	51,231	142%
Class P
4/27/2015 - 9/30/2015 (5)	$10.88	$0.14	($0.47)	($0.33)	($0.14)	$—	($0.14)	$10.41	0.73%	0.70%	3.19%	(3.03%)	$16,638	30%
Advisor Class
4/1/2015 - 9/30/2015 (5)	$10.81	$0.17	($0.42)	($0.25)	($0.17)	$—	($0.17)	$10.39	0.88%	0.70%	3.19%	(2.33%)	$228,715	30%
4/1/2014 - 3/31/2015	10.68	0.34	0.13	0.47	(0.34)	—	(0.34)	10.81	0.88%	0.69%	3.17%	4.43%	219,437	53%
4/1/2013 - 3/31/2014	10.95	0.35	(0.10)	0.25	(0.36)	(0.16)	(0.52)	10.68	0.91%	0.65%	3.28%	2.53%	69,489	120%
6/29/2012 - 3/31/2013	10.79	0.24	0.41	0.65	(0.24)	(0.25)	(0.49)	10.95	0.94%	0.67%	2.99%	5.97%	93,966	171%

See Notes to Financial Statements	See explanation of references on B-17

PACIFIC FUNDS

FINANCIAL HIGHLIGHTS (Continued)

Selected per share, ratios and supplemental data for each year or period ended were as follows:

Fund		Selected Per Share Data								Ratios to Average Net Assets			Supplemental Data
		Investment Operations				Distributions
For the Year or Period Ended	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (1)	Net Realized and Unrealized Gain (Loss)	Total		Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (2)	Expenses After Reductions (2), (3)	Net Investment Income (Loss) (2)	Total Returns (4)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Pacific Funds Strategic Income
Class A
4/1/2015 - 9/30/2015 (5)	$10.75	$0.21	($0.58)	($0.37)		($0.20)	$—	($0.20)	$10.18	1.25%	1.05%	3.95%	(3.46%)	$60,767	41%
4/1/2014 - 3/31/2015	11.20	0.46	(0.37)	0.09		(0.44)	(0.10)	(0.54)	10.75	1.28%	1.05%	4.18%	0.84%	51,175	157%
4/1/2013 - 3/31/2014	11.23	0.48	0.30	0.78		(0.49)	(0.32)	(0.81)	11.20	1.43%	1.05%	4.34%	7.25%	37,896	190%
6/29/2012 - 3/31/2013	10.53	0.38	0.98	1.36		(0.36)	(0.30)	(0.66)	11.23	1.47%	1.05%	4.55%	13.12%	20,963	353%
Class C
4/1/2015 - 9/30/2015 (5)	$10.73	$0.17	($0.58)	($0.41)		($0.16)	$—	($0.16)	$10.16	2.00%	1.80%	3.20%	(3.83%)	$45,392	41%
4/1/2014 - 3/31/2015	11.19	0.38	(0.38)	—		(0.36)	(0.10)	(0.46)	10.73	2.03%	1.80%	3.43%	0.03%	42,684	157%
4/1/2013 - 3/31/2014	11.22	0.40	0.30	0.70		(0.41)	(0.32)	(0.73)	11.19	2.18%	1.80%	3.59%	6.51%	23,451	190%
6/29/2012 - 3/31/2013	10.53	0.32	0.98	1.30		(0.31)	(0.30)	(0.61)	11.22	2.22%	1.80%	3.80%	12.52%	7,948	353%
Class I
4/1/2015 - 9/30/2015 (5)	$10.70	$0.23	($0.59)	($0.36)		($0.22)	$—	($0.22)	$10.12	0.85%	0.75%	4.25%	(3.43%)	$1,332	41%
4/1/2014 - 3/31/2015	11.15	0.49	(0.37)	0.12		(0.47)	(0.10)	(0.57)	10.70	0.88%	0.77%	4.46%	1.13%	1,381	157%
4/1/2013 - 3/31/2014	11.18	0.52	0.28	0.80		(0.51)	(0.32)	(0.83)	11.15	1.03%	0.80%	4.59%	7.51%	1,686	190%
4/1/2012 - 3/31/2013	10.40	0.52	1.09	1.61		(0.53)	(0.30)	(0.83)	11.18	1.22%	0.80%	4.80%	15.94%	22,099	353%
12/19/2011 - 3/31/2012	10.00	0.14	0.38	0.52		(0.12)	—	(0.12)	10.40	1.78%	0.80%	4.84%	5.22%	17,796	156%
Advisor Class
4/1/2015 - 9/30/2015 (5)	$10.76	$0.22	($0.58)	($0.36)		($0.22)	$—	($0.22)	$10.18	1.00%	0.80%	4.20%	(3.43%)	$123,856	41%
4/1/2014 - 3/31/2015	11.20	0.48	(0.35)	0.13		(0.47)	(0.10)	(0.57)	10.76	1.03%	0.80%	4.43%	1.20%	66,223	157%
4/1/2013 - 3/31/2014	11.24	0.51	0.29	0.80		(0.52)	(0.32)	(0.84)	11.20	1.18%	0.80%	4.59%	7.42%	9,302	190%
6/29/2012 - 3/31/2013	10.53	0.40	0.97	1.37		(0.36)	(0.30)	(0.66)	11.24	1.24%	0.82%	4.78%	13.31%	1,575	353%
Pacific Funds Floating Rate Income
Class A
4/1/2015 - 9/30/2015 (5)	$10.08	$0.21	($0.23)	($0.02)		($0.21)	$—	($0.21)	$9.85	1.30%	1.12%	4.15%	(0.22%)	$205,981	28%
4/1/2014 - 3/31/2015	10.51	0.44	(0.40)	0.04		(0.44)	(0.03)	(0.47)	10.08	1.29%	1.07%	4.20%	0.38%	215,160	80%
4/1/2013 - 3/31/2014	10.46	0.40	0.04	0.44		(0.37)	(0.02)	(0.39)	10.51	1.30%	1.05%	3.86%	4.30%	375,848	123%
4/1/2012 - 3/31/2013	10.07	0.46	0.46	0.92		(0.43)	(0.10)	(0.53)	10.46	1.43%	1.05%	4.46%	9.36%	125,007	186%
12/30/2011 - 3/31/2012	9.81	0.13	0.24	0.37		(0.11)	—	(0.11)	10.07	1.55%	1.05%	5.33%	3.79%	12,071	139%
Class C
4/1/2015 - 9/30/2015 (5)	$10.06	$0.17	($0.23)	($0.06)		($0.17)	$—	($0.17)	$9.83	2.05%	1.87%	3.40%	(0.59%)	$169,330	28%
4/1/2014 - 3/31/2015	10.50	0.36	(0.40)	(0.04)		(0.37)	(0.03)	(0.40)	10.06	2.04%	1.82%	3.45%	(0.46%)	179,798	80%
4/1/2013 - 3/31/2014	10.45	0.33	0.04	0.37		(0.30)	(0.02)	(0.32)	10.50	2.05%	1.80%	3.11%	3.57%	214,365	123%
4/1/2012 - 3/31/2013	10.07	0.38	0.46	0.84		(0.36)	(0.10)	(0.46)	10.45	2.18%	1.80%	3.71%	8.56%	63,045	186%
12/30/2011 - 3/31/2012	9.81	0.11	0.25	0.36		(0.10)	—	(0.10)	10.07	2.30%	1.80%	4.61%	3.68%	3,372	139%
Class I
4/1/2015 - 9/30/2015 (5)	$10.09	$0.22	($0.22)	($0.00	)(6)	($0.23)	$—	($0.23)	$9.86	0.90%	0.82%	4.45%	(0.06%)	$108,256	28%
4/1/2014 - 3/31/2015	10.53	0.46	(0.40)	0.06		(0.47)	(0.03)	(0.50)	10.09	0.89%	0.81%	4.46%	0.55%	88,508	80%
4/1/2013 - 3/31/2014	10.47	0.43	0.05	0.48		(0.40)	(0.02)	(0.42)	10.53	0.90%	0.80%	4.11%	4.65%	96,635	123%
4/1/2012 - 3/31/2013	10.08	0.48	0.46	0.94		(0.45)	(0.10)	(0.55)	10.47	1.03%	0.80%	4.71%	9.56%	10,726	186%
6/30/2011 - 3/31/2012	10.00	0.34	0.06	0.40		(0.32)	—	(0.32)	10.08	1.24%	0.80%	4.60%	4.11%	41,834	139%
Class P
4/1/2015 - 9/30/2015 (5)	$10.09	$0.22	($0.23)	($0.01)		($0.22)	$—	($0.22)	$9.86	0.90%	0.87%	4.40%	(0.09%)	$392	28%
4/1/2014 - 3/31/2015	10.52	0.45	(0.38)	0.07		(0.47)	(0.03)	(0.50)	10.09	0.89%	0.83%	4.44%	0.64%	691	80%
4/1/2013 - 3/31/2014	10.47	0.43	0.04	0.47		(0.40)	(0.02)	(0.42)	10.52	0.90%	0.80%	4.11%	4.53%	249	123%
12/31/2012 - 3/31/2013	10.29	0.12	0.16	0.28		(0.10)	—	(0.10)	10.47	0.99%	0.80%	4.70%	2.74%	14	186%
Advisor Class
4/1/2015 - 9/30/2015 (5)	$10.11	$0.22	($0.23)	($0.01)		($0.22)	$—	($0.22)	$9.88	1.05%	0.87%	4.40%	(0.09%)	$261,728	28%
4/1/2014 - 3/31/2015	10.54	0.46	(0.39)	0.07		(0.47)	(0.03)	(0.50)	10.11	1.04%	0.82%	4.45%	0.63%	270,383	80%
4/1/2013 - 3/31/2014	10.49	0.43	0.04	0.47		(0.40)	(0.02)	(0.42)	10.54	1.05%	0.80%	4.11%	4.54%	368,122	123%
6/29/2012 - 3/31/2013	10.12	0.36	0.45	0.81		(0.34)	(0.10)	(0.44)	10.49	1.15%	0.80%	4.70%	8.13%	35,648	186%
Pacific Funds Limited Duration High Income
Class A
4/1/2015 - 9/30/2015 (5)	$9.60	$0.22	($0.51)	($0.29)		($0.22)	$—	($0.22)	$9.09	1.47%	1.08%	4.54%	(3.08%)	$5,808	18%
4/1/2014 - 3/31/2015	10.22	0.45	(0.58)	(0.13)		(0.45)	(0.04)	(0.49)	9.60	1.49%	1.08%	4.51%	(1.27%)	7,094	49%
7/31/2013 - 3/31/2014	10.00	0.26	0.22	0.48		(0.25)	(0.01)	(0.26)	10.22	1.67%	1.08%	3.94%	4.85%	8,677	53%

See Notes to Financial Statements	See explanation of references on B-17

PACIFIC FUNDS

FINANCIAL HIGHLIGHTS (Continued)

Selected per share, ratios and supplemental data for each year or period ended were as follows:

Fund		Selected Per Share Data									Ratios to Average Net Assets			Supplemental Data
		Investment Operations					Distributions
For the Year or Period Ended	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (1)		Net Realized and Unrealized Gain (Loss)		Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (2)	Expenses After Reductions (2), (3)	Net Investment Income (Loss) (2)	Total Returns (4)		Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Pacific Funds Limited Duration High Income (Continued)
Class C
4/1/2015 - 9/30/2015 (5)	$9.58	$0.18		($0.50)		($0.32)	($0.19)	$—	($0.19)	$9.07	2.22%	1.83%	3.79%	(3.45%	)	$3,243	18%
4/1/2014 - 3/31/2015	10.20	0.37		(0.57)		(0.20)	(0.38)	(0.04)	(0.42)	9.58	2.21%	1.83%	3.76%	(1.99%	)	3,664	49%
7/31/2013 - 3/31/2014	10.00	0.21		0.22		0.43	(0.22)	(0.01)	(0.23)	10.20	2.42%	1.83%	3.19%	4.28%		2,442	53%
Class I
4/1/2015 - 9/30/2015 (5)	$9.60	$0.23		($0.50)		($0.27)	($0.24)	$—	($0.24)	$9.09	1.07%	0.78%	4.84%	(2.93%	)	$21,280	18%
4/1/2014 - 3/31/2015	10.22	0.48		(0.58)		(0.10)	(0.48)	(0.04)	(0.52)	9.60	1.09%	0.80%	4.79%	(0.89%	)	21,921	49%
7/31/2013 - 3/31/2014	10.00	0.28		0.21		0.49	(0.26)	(0.01)	(0.27)	10.22	1.27%	0.83%	4.19%	4.87%		22,227	53%
Advisor Class
4/1/2015 - 9/30/2015 (5)	$9.60	$0.23		($0.52)		($0.29)	($0.23)	$—	($0.23)	$9.08	1.22%	0.83%	4.79%	(3.06%	)	$6,218	18%
4/1/2014 - 3/31/2015	10.21	0.46		(0.55)		(0.09)	(0.48)	(0.04)	(0.52)	9.60	1.18%	0.83%	4.76%	(0.92%	)	5,669	49%
7/31/2013 - 3/31/2014	10.00	0.28		0.21		0.49	(0.27)	(0.01)	(0.28)	10.21	1.42%	0.83%	4.19%	4.89%		1,860	53%
Pacific Funds High Income
Class A
4/1/2015 - 9/30/2015 (5)	$10.48	$0.25		($0.79)		($0.54)	($0.23)	$—	($0.23)	$9.71	1.26%	1.05%	4.81%	(5.29%	)	$5,808	26%
4/1/2014 - 3/31/2015	11.22	0.54		(0.60)		(0.06)	(0.52)	(0.16)	(0.68)	10.48	1.50%	1.05%	4.90%	(0.49%	)	5,900	60%
4/1/2013 - 3/31/2014	11.16	0.56		0.25		0.81	(0.55)	(0.20)	(0.75)	11.22	1.67%	1.05%	5.03%	7.50%		6,441	99%
6/29/2012 - 3/31/2013	10.57	0.46		0.84		1.30	(0.44)	(0.27)	(0.71)	11.16	1.87%	1.05%	5.57%	12.59%		3,497	154%
Class C
4/1/2015 - 9/30/2015 (5)	$10.47	$0.21		($0.79)		($0.58)	($0.19)	$—	($0.19)	$9.70	2.01%	1.80%	4.06%	(5.66%	)	$4,545	26%
4/1/2014 - 3/31/2015	11.21	0.45		(0.59)		(0.14)	(0.44)	(0.16)	(0.60)	10.47	2.24%	1.80%	4.15%	(1.22%	)	5,419	60%
4/1/2013 - 3/31/2014	11.16	0.47		0.25		0.72	(0.47)	(0.20)	(0.67)	11.21	2.42%	1.80%	4.28%	6.65%		5,245	99%
6/29/2012 - 3/31/2013	10.57	0.40		0.85		1.25	(0.39)	(0.27)	(0.66)	11.16	2.62%	1.80%	4.82%	12.11%		2,203	154%
Class I
4/1/2015 - 9/30/2015 (5)	$10.41	$0.26		($0.78)		($0.52)	($0.24)	$—	($0.24)	$9.65	0.86%	0.75%	5.11%	(5.08%	)	$222	26%
4/1/2014 - 3/31/2015	11.14	0.57		(0.61)		(0.04)	(0.53)	(0.16)	(0.69)	10.41	1.10%	0.77%	5.18%	(0.30%	)	241	60%
4/1/2013 - 3/31/2014	11.09	0.58		0.24		0.82	(0.57)	(0.20)	(0.77)	11.14	1.27%	0.80%	5.28%	7.72%		9,493	99%
4/1/2012 - 3/31/2013	10.58	0.63		0.82		1.45	(0.67)	(0.27)	(0.94)	11.09	1.78%	0.80%	5.82%	14.21%		8,810	154%
12/19/2011 - 3/31/2012	10.00	0.20		0.55		0.75	(0.17)	—	(0.17)	10.58	2.82%	0.80%	6.73%	7.50%		7,523	93%
Class P
4/1/2015 - 9/30/2015 (5)	$10.40	$0.26		($0.78)		($0.52)	($0.24)	$—	($0.24)	$9.64	0.86%	0.80%	5.06%	(5.20%	)	$118,251	26%
1/14/2015 - 3/31/2015	10.22	0.11		0.19		0.30	(0.12)	—	(0.12)	10.40	1.06%	0.80%	5.15%	2.94%		38,919	60%
Advisor Class
4/1/2015 - 9/30/2015 (5)	$10.49	$0.26		($0.79)		($0.53)	($0.24)	$—	($0.24)	$9.72	1.01%	0.80%	5.06%	(5.17%	)	$2,905	26%
4/1/2014 - 3/31/2015	11.23	0.57		(0.60)		(0.03)	(0.55)	(0.16)	(0.71)	10.49	1.24%	0.80%	5.15%	(0.23%	)	3,807	60%
4/1/2013 - 3/31/2014	11.18	0.58		0.24		0.82	(0.57)	(0.20)	(0.77)	11.23	1.42%	0.80%	5.28%	7.67%		3,064	99%
6/29/2012 - 3/31/2013	10.57	0.48		0.85		1.33	(0.45)	(0.27)	(0.72)	11.18	1.63%	0.81%	5.81%	12.87%		279	154%
Pacific Funds Diversified Alternatives
Class A
4/1/2015 - 9/30/2015 (5)	$10.00	($0.02)		($0.25)		($0.27)	$—	$—	$—	$9.73	1.67%	0.85%	(0.49%)	(2.70%	)	$1,418	43%
4/1/2014 - 3/31/2015	9.99	0.38		(0.06)		0.32	(0.29)	(0.02)	(0.31)	10.00	2.83%	0.85%	3.77%	3.19%		1,465	23%
12/31/2013 - 3/31/2014	10.00	(0.01)		(0.00	)(6)	(0.01)	—	—	—	9.99	3.36%	0.85%	(0.34%)	(0.10%	)	10	1%
Class C
4/1/2015 - 9/30/2015 (5)	$9.92	($0.06)		($0.24)		($0.30)	$—	$—	$—	$9.62	2.42%	1.60%	(1.24%)	(3.03%	)	$726	43%
4/1/2014 - 3/31/2015	9.97	0.30		(0.06)		0.24	(0.27)	(0.02)	(0.29)	9.92	3.58%	1.60%	3.02%	2.39%		558	23%
12/31/2013 - 3/31/2014	10.00	(0.03)		(0.00	)(6)	(0.03)	—	—	—	9.97	4.11%	1.60%	(1.09%)	(0.30%	)	10	1%
Advisor Class
4/1/2015 - 9/30/2015 (5)	$10.01	($0.01)		($0.24)		($0.25)	$—	$—	$—	$9.76	1.42%	0.60%	(0.24%)	(2.50%	)	$2,614	43%
4/1/2014 - 3/31/2015	9.99	0.41		(0.08)		0.33	(0.29)	(0.02)	(0.31)	10.01	2.58%	0.60%	4.02%	3.37%		3,771	23%
12/31/2013 - 3/31/2014	10.00	(0.00	)(6)	(0.01)		(0.01)	—	—	—	9.99	3.11%	0.60%	(0.09%)	(0.10%	)	1,978	1%

See Notes to Financial Statements	See explanation of references on B-17

PACIFIC FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(1)	Net investment income (loss) per share has been calculated using the average shares method.
(2)	The ratios are annualized for periods of less than one full year.
(3)	The ratios of expenses after expense reductions to average net assets are after advisory fee waivers and adviser expense reimbursements, if any, as discussed in Notes 6 and 7B in Notes to Financial Statements. The expense ratios for all the Portfolio Optimization Funds and Pacific Funds Diversified Alternatives do not include fees and expenses of the underlying funds (see Note 1 in Notes to Financial Statements) in which the Portfolio Optimization Funds and Pacific Funds Diversified Alternatives invest.
(4)	The total returns include reinvestment of all dividends and capital gains distributions, if any, and do not include deductions of any applicable sales charges. Total returns are not annualized for periods less than one full year.
(5)	Unaudited for the six-month period ended September 30, 2015.
(6)	Reflects an amount rounding to less than $0.01 per share.
(7)	The Class P shares of Pacific Funds Core Income commenced operations on April 27, 2015.

See Notes to Financial Statements

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1. ORGANIZATION

Pacific Funds Series Trust (formerly Pacific Life Funds) (which may be referred to as “Pacific Funds” or the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company and is registered as a Delaware statutory trust. Pacific Life Fund Advisors LLC (“PLFA” or the “Adviser”) serves as investment adviser to the Trust. As of September 30, 2015, the Trust was comprised of thirty-six separate funds, twelve of which are presented in these financial statements (each individually, a “Fund”, and collectively the “Funds”):

Fund	Fund
Pacific FundsSM Portfolio Optimization Conservative*	Pacific FundsSM Core Income
Pacific FundsSM Portfolio Optimization Moderate-Conservative*	Pacific FundsSM Strategic Income
Pacific FundsSM Portfolio Optimization Moderate*	Pacific FundsSM Floating Rate Income
Pacific FundsSM Portfolio Optimization Growth*	Pacific FundsSM Limited Duration High Income
Pacific FundsSM Portfolio Optimization Aggressive-Growth*	Pacific FundsSM High Income
Pacific FundsSM Short Duration Income	Pacific FundsSM Diversified Alternatives

*	These Funds are collectively known as the “Portfolio Optimization Funds”.

The Portfolio Optimization Funds offer Class A, Class B, Class C, Class R, and Advisor Class shares. Pacific Funds Diversified Alternatives offers Class A, Class C, and Advisor Class shares. Each class is distinguished by its applicable sales charges and level of distribution and/or service fees (see Note 6) and in general: (i) Class A shares are subject to a maximum 5.50% front-end sales charge; (ii) Class B shares are subject to a maximum 5.00% contingent deferred sales charge (“CDSC”); (iii) Class C shares are subject to a maximum 1.00% CDSC; and (iv) Class R and Advisor Class shares are sold at net asset value without a sales charge. The sales charge for Class A shares is reduced for purchases of $50,000 or more and may be waived in certain circumstances. There is no sales charge for Class A shares for purchases of $1 million or more, although there is a CDSC of 1.00% on redemptions of such Class A shares within one year of purchase, which may be waived in certain circumstances.

Pacific Funds Short Duration Income, Pacific Funds Core Income, Pacific Funds Strategic Income, Pacific Funds Floating Rate Income, Pacific Funds Limited Duration High Income, and Pacific Funds High Income offer Class A, Class C, Class I, and Advisor Class shares. Additionally, Pacific Funds Core Income, Pacific Funds Floating Rate Income, and Pacific Funds High Income offer Class P shares. Each class is distinguished by its applicable sales charges and level of distribution and/or service fees (see Note 6) and in general: (i) Class A shares of Pacific Funds Short Duration Income, Pacific Funds Floating Rate Income, and Pacific Funds Limited Duration High Income are subject to a maximum 3.00% front-end sales charge, and Class A shares of Pacific Funds Core Income, Pacific Funds Strategic Income, and Pacific Funds High Income are subject to a maximum 4.25% front-end sales charge; (ii) Class C shares are subject to a maximum 1.00% CDSC; and (iii) Class I, Class P, and Advisor Class shares are sold at net asset value without a sales charge. The sales charge for Class A shares is reduced for purchases of $100,000 or more and may be waived in certain circumstances. There is no sales charge for Class A shares for purchases of $500,000 or more, although there is a CDSC of 1.00% of such Class A shares within one year of purchase, which may be waived in certain circumstances.

The Trust’s distributor receives all net commissions (front-end sales charges and CDSCs) from the sales of all applicable share classes (see Note 6).

The Portfolio Optimization Funds invest their assets in Class P shares of other funds of the Trust (collectively, the “PF Underlying Funds”) and Class P shares of Pacific Funds Core Income and Pacific Funds High Income. Pacific Funds Diversified Alternatives invests all of its assets in certain PF Underlying Funds and Class P shares of Pacific Funds Floating Rate Income.

There is a separate semi-annual report containing the financial statements for the PF Underlying Funds, which is available without charge. For information on how to obtain the semi-annual report for the PF Underlying Funds, see the Where to Go for More Information section of this report on page D-3.

On April 27, 2015, the PF Precious Metals Fund (a PF Underlying Fund) was liquidated pursuant to a plan of liquidation approved by the Trust’s Board of Trustees. Because the PF Precious Metals Fund was liquidated prior to September 30, 2015, no financial information is presented in this report except for in the Transactions with Affiliates disclosure under Investments in Affiliated Funds (see Note 7C).

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (United States Generally Accepted Accounting Principles, or “U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to the Investment Companies Topic of U.S. GAAP.

Effective April 1, 2015, the Trust implemented Accounting Standards Update (“ASU”) No. 2014-11 issued by the Financial Accounting Standards Board (“FASB”). The ASU requires two new disclosures. The first disclosure requires an entity to disclose information on transfers accounted for as sales in transactions that are economically similar to repurchase agreements. The second disclosure provides increased

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NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

transparency about the types of collateral pledged in repurchase agreements and repurchase-to-maturity transactions accounted for as secured borrowings. None of the Funds presented in these financial statements had transactions requiring this disclosure for the six-month period ended September 30, 2015.

A. INVESTMENT TRANSACTIONS AND INCOME

Investment transactions are recorded on a trade date basis. Securities purchased or sold on a when-issued or delayed-delivery basis as well as certain loan transactions and mortgage securities (such as Government National Mortgage Association (“GNMA”) securities) may be settled a month or more after the trade date. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities, which are recorded as soon as a Fund is informed of the ex-dividend date or upon receipt of the dividend. A Fund’s estimated components of distributions received from real estate investment trusts may be considered income, return of capital distributions or capital gains distributions. Return of capital distributions are recorded as a reduction of cost of the related investments. Interest income, adjusted for amortization of premium and accretion of discount, is recorded daily on an accrual basis. Investment income is recorded net of foreign taxes withheld, if any. A Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. A Fund will accrue such taxes and reclaims as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which that Fund invests. Facility fees and other fees (such as origination fees) received from floating rate senior loan notes purchased (see Note 4) by a Fund are amortized over the expected term of each applicable senior loan. Commitment fees received by a Fund relating to unfunded senior loan commitments are amortized to income over the period of the commitment. Consent fees, which are compensation for agreeing to changes in the terms of debt instruments, are recorded as interest income when received. Realized gains and losses from investment transactions are recorded on the basis of identified cost, which is also used for Federal income tax purposes. Gains and losses realized on principal paydowns from mortgage-backed and asset-backed securities are recorded as interest income.

B. DISTRIBUTIONS TO SHAREHOLDERS

For the Portfolio Optimization Funds and Pacific Funds Diversified Alternatives, dividends on net investment income, if any, are generally declared and paid annually. For Pacific Funds Short Duration Income, Pacific Funds Core Income, Pacific Funds Strategic Income, Pacific Funds Floating Rate Income, Pacific Funds Limited Duration High Income, and Pacific Funds High Income, dividends on net investment income, if any, are generally declared and paid monthly. Dividends may be declared more or less frequently if advantageous to the specific Fund and its shareholders.

All realized capital gains are distributed at least annually for each Fund. Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

C. FOREIGN CURRENCY TRANSLATION

The Trust’s accounting records are maintained in U.S. dollars. The market value of investments and other assets and liabilities that are denominated in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the end of each business day. Purchases and sales of investments and income and expenses, denominated in foreign currencies, are translated into U.S. dollars at the exchange rates in effect on the transaction date.

None of the Funds separately report the effect of changes in foreign exchange rates from changes in market prices of investments held. Such changes are included with the net realized gain or loss and change in net unrealized appreciation or depreciation on investments. Other foreign currency transactions resulting in realized and unrealized gain or loss, if any, are reported separately as net realized gain or loss on foreign currency transactions and change in net unrealized appreciation or depreciation on foreign currencies.

D. ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES

Income, non-class specific expenses, and realized and unrealized gains and losses are allocated on a daily basis to each class of shares based upon the relative portion of net assets of each class. Certain Trust expenses directly attributable to a particular Fund are charged to that Fund (such as Fund-specific transactional fees, proxies, liquidations, litigation, and organizational/start-up costs) and class-specific fees and expenses are charged directly to the respective share class within each Fund. Generally, other Trust expenses are allocated proportionately among all the Funds in relation to the net assets of each Fund.

E. OFFERING COSTS

A new Fund bears all costs (or the applicable pro-rata share if there is more than one new Fund) associated with the offering expenses of the Fund including legal, printing, and support services (see Notes 6 and 7A). All such costs are amortized as an expense of the new Fund on a straight-line basis over twelve months from commencement of operations.

F. RECENT ACCOUNTING PRONOUNCEMENT

In May 2015, the FASB issued an ASU that eliminates the requirement to classify the investments measured at an investment’s fair value using the net asset value per share practical expedient within the fair value hierarchy. In addition, the ASU eliminates the requirement to make specific disclosures for all investments eligible to be assessed at fair value with the net asset value per share practical expedient. Instead, such disclosures are restricted only to investments that the entity has decided to measure using the practical expedient. This ASU is effective for fiscal years beginning after December 15, 2015. Management is currently evaluating the impact that the implementation of this ASU will have on the Trust’s financial statement disclosures.

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PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

3. VALUATION AND FAIR VALUE MEASUREMENTS

A. VALUATION POLICY

The Trust’s Board of Trustees (the “Board”) has adopted a policy (“Valuation Policy”) for determining the value of the Trust’s investments each business day. Under the Valuation Policy, the Board has delegated certain functions to the Trustee Valuation Committee (“TVC”) and/or the Valuation Oversight Committee (“VOC”) or its delegate to determine the fair value of certain investments, which includes using third party pricing services. Each valuation committee that values the Funds’ investments does so in accordance with the Valuation Policy. Notes 3B and 3C below describe in greater detail the methodologies used to value each Fund’s investments.

B. NET ASSET VALUE

Each Fund of the Trust presented in these financial statements is divided into shares and share classes. The price per share of each class of a Fund’s shares is called the net asset value (“NAV”). The NAV forms the basis for all transactions involving buying, selling, exchanging or reinvesting shares. Each Fund’s NAV is calculated by taking the total value of a Fund’s assets, subtracting a Fund’s liabilities, and dividing by the total number of shares outstanding.

Each Fund’s NAV is calculated once per day, every day the New York Stock Exchange (“NYSE”) is open, including days when foreign markets and/or bond markets are closed. For purposes of calculating the NAV, the value of investments held by each Fund is generally determined as of the scheduled closing time of the NYSE, which is usually 4:00 p.m. Eastern Time. Information that becomes known to the Trust or its agents after the scheduled close of the NYSE on a particular day will not normally be used to retroactively adjust the price of an investment for that same business day. Such information may include late dividend notifications, legal or regulatory matters, corporate actions, and corrected/adjusted last sales prices or official closing prices from an exchange.

Each Fund’s NAV will not be calculated on days when the NYSE is closed. There may be a delay in calculating the NAV if: (i) the NYSE is closed on a day other than a regular holiday or weekend, (ii) trading on the NYSE is restricted, (iii) an emergency exists (as determined by the Securities and Exchange Commission (“SEC”)), making the sale of investments or determinations of NAV not practicable, or (iv) the SEC permits a delay for the protection of shareholders.

Certain Funds may hold investments that are primarily listed on foreign exchanges. Because those investments trade on weekends and other days when the Funds do not calculate their NAVs, the value of those investments may change on days when a shareholder will not be able to purchase or redeem shares of those Funds.

C. INVESTMENT VALUATION

The value of each security or other investment is the amount which a Fund might reasonably expect to receive for the investment upon its current sale in the ordinary course of business. For purposes of calculating the NAV, the value of investments held by each Fund is based primarily on pricing data obtained from various sources approved by the Board.

Domestic Equity Investments

For domestic equity investments (including exchange-traded funds), the Trust generally uses the official closing price or last reported sale price from an exchange as of the scheduled closing time of the NYSE and does not normally take into account trading, clearances or settlements that take place after the scheduled close of the NYSE. Investments, for which no official closing price or last reported sales price are reported, are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

Over-the-Counter (“OTC”) Investments

OTC investments (including swaps and options) are generally valued by approved pricing services that use evaluated prices from various observable market and other factors. Certain OTC swap agreements are generally valued using industry pricing models, broker quotes or other methodologies pursuant to the Valuation Policy.

Domestic and Foreign Debt Investments

Debt investments are generally valued using the mean between bid and ask prices provided by approved pricing and quotation services, which are based upon evaluated prices determined from various observable market and other factors. Certain debt investments are valued by using a benchmark, matrix, or other pricing methodology approved pursuant to the Valuation Policy.

Portfolio Optimization Funds

The investments of each Portfolio Optimization Fund consist of Class P shares of Pacific Funds Core Income, Pacific Funds High Income, and the applicable PF Underlying Funds they hold, which are valued at their respective NAVs.

Pacific Funds Diversified Alternatives

The investments of Pacific Funds Diversified Alternatives consist of Class P shares of Pacific Funds Floating Rate Income and the applicable PF Underlying Funds it holds, which are valued at their respective NAVs.

Investments in Other Investment Companies

Fund investments in other investment companies are valued at their respective NAVs.

Investment Values Determined by a Valuation Committee

The Trust’s Valuation Policy includes methodologies approved for valuing investments in circumstances where market quotations are not readily available. In such circumstances, the Valuation Policy provides that the value of such investments may be determined in accordance with Board approved formulas and methodologies (“Alternate Valuation Methodologies”). Under the Valuation Policy these Alternate Valuation

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PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Methodologies may include, among others, amortized cost, the use of broker quotes, the use of purchase prices, and benchmark and matrix pricing. In the event market quotations or Alternate Valuation Methodologies are not readily available or are determined to be unreliable, the value of the investments will be determined in good faith by the TVC or determined by the VOC or its delegate pursuant to the Valuation Policy and then subsequently submitted for approval or ratification to either the TVC or the Board. Valuations determined by the TVC or the VOC or its delegate may require subjective inputs about the value of such investments. While these valuations are intended to estimate the value a Fund might reasonably expect to receive upon the current sale of the investments in the ordinary course of business, such values may differ from the value that a Fund would actually realize if the investments were sold or values that would be obtained if a different valuation methodology had been used.

Market quotations are considered not readily available if: (i) the market quotations received are deemed unreliable or inaccurate, (ii) approved pricing services do not provide a valuation for a particular investment, or (iii) material events occur after the close of the principal market for a particular investment but prior to the scheduled close of the NYSE.

D. FAIR VALUE MEASUREMENTS AND DISCLOSURES

The Trust characterizes its investments as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the investments. Under the Valuation Policy, the VOC determines the level in which each investment is characterized. The VOC includes investment, legal, and compliance members of the Trust’s Adviser, accounting members of the Trust’s Administrator (see Note 6), and the Trust’s Chief Compliance Officer (“CCO”). The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

• Level 1 -	Quoted prices (unadjusted) in active markets for identical investments

• Level 2 -	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

• Level 3 -	Significant unobservable inputs that are not corroborated by observable market data

The VOC reviews the Valuation Policy periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each Fund’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange-traded prices, transaction prices, and/or observable vendor prices. All changes to the Valuation Policy are reported to the Board on a quarterly basis with material changes, as determined by the Trust’s CCO, requiring approval by the Board.

The inputs or methodologies used for characterizing each Fund’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. If a Fund had an amount of Level 3 investments at the beginning and/or end of the reporting period that was meaningful in relation to its net assets, the Trust presents a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. If a Fund had an amount of total transfers between each level within the three-tier hierarchy during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period, the Trust also discloses the amounts and reasons for such transfers. A summary of each Fund’s investments as of September 30, 2015 as categorized under the three-tier hierarchy of inputs, the reconciliation of Level 3 investments, and information on transfers between each level, if applicable, can be found in the Notes to Schedule of Investments section of each Fund’s Schedule of Investments.

The following is a description of valuation inputs and techniques that the Trust currently utilizes to fair value each major category of assets and liabilities:

Equity Securities (Common and Preferred Stock) and Mutual Funds

Equity securities that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity securities traded on inactive markets are fair valued using significant other observable inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Investments in registered mutual funds, including affiliated registered mutual funds, are valued at their respective NAV and are categorized as Level 1.

U.S. Treasury Obligations

U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price from market data sources. The models also take into consideration yield curves and data received from active market makers and inter-dealer brokers. Yield curves change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Mortgage-Backed Securities and Asset-Backed Securities

Mortgage-backed securities, including government sponsored enterprises, are fair valued using pricing models based on inputs that include issuer type, coupon, and cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index

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PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

data, periodic, and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable and timely, the fair values of mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.

Asset-backed securities and collateralized mortgage obligations are fair valued using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable and timely, the fair values of asset-backed securities and collateralized mortgage obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Foreign Government Bonds and Notes

Foreign government bonds and notes are fair valued based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored daily for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Corporate Bonds and Notes and U.S. Government Agency Issues

Corporate bonds held by a Fund are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, issuer credit information, and option-adjusted spread models where applicable. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds, and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

U.S. Government Agency Issues are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer, issuer credit information, and option-adjusted spread models where applicable. To the extent that these inputs are observable and timely, the fair values of U.S. Government Agency Issues would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Swap Agreements

Total Return Swaps – Total return swaps that are actively traded and cleared on a securities exchange or swap execution facility are fair valued based on quoted prices from the applicable exchange and are categorized as Level 2. Total Return swaps traded over-the-counter are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Senior Loan Notes

Floating rate senior loan notes (“Senior Loans”) are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

4. INVESTMENTS AND RISKS

General Investment Risks

An investment in each Fund represents an indirect investment in the assets owned by that Fund. As with any mutual fund, the value of the assets owned by each Fund may move up or down, and as a result, an investment in a Fund at any point in time may be worth more or less than the original amount invested.

Market and Regulatory Risks

Events in the financial markets and economy may cause volatility and uncertainty and affect Fund performance. Market events may affect a single issuer, industry, sector, or the market as a whole. In addition, because of interdependencies between markets, events in one market may adversely impact other markets or issuers in which a Fund invests in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. Governmental and regulatory actions, including tax law changes, may also impair Fund management and have unexpected or adverse consequences on particular markets, strategies, or investments. Future market or regulatory events may impact a Fund in unforeseen ways, such as causing the Fund to alter its existing strategies or potentially, to liquidate and close.

Fund of Funds Investments

The Portfolio Optimization Funds are exposed to the same risks as the applicable PF Underlying Funds, Pacific Funds Core Income, and Pacific Funds High Income in direct proportion to the allocation of assets among those funds. This semi-annual report contains information about the risks associated with investing in Pacific Funds Core Income and Pacific Funds High Income. The semi-annual report for the PF Underlying Funds contains information about the risks associated with investing in the PF Underlying Funds. Allocations among the

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PF Underlying Funds, Pacific Funds Core Income, and Pacific Funds High Income are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given various levels of risk tolerance. The allocations of the Portfolio Optimization Funds may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or PF Underlying Funds, Pacific Funds Core Income, and Pacific Funds High Income may cause them to underperform other mutual funds with a similar investment objective. Although the Portfolio Optimization Funds seek to provide diversification across major asset classes, they may invest a significant portion of their assets in any one or several PF Underlying Funds, Pacific Funds Core Income, and Pacific Funds High Income (See Note 7C).

Pacific Funds Diversified Alternatives is exposed to the same risks as the PF Underlying Funds and Pacific Funds Floating Rate Income in direct proportion to the allocation of assets among those funds. This semi-annual report contains information about the risks associated with investing in Pacific Funds Floating Rate Income. The semi-annual report for the PF Underlying Funds contains information about the risks associated with investing in the PF Underlying Funds. Allocations among the PF Underlying Funds and Pacific Funds Floating Rate Income are determined using an asset allocation process, which seeks to provide performance that has a low to moderate correlation with the performance of traditional equity and fixed income asset classes over long-term periods. The allocations of Pacific Funds Diversified Alternatives may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or the PF Underlying Funds and Pacific Funds Floating Rate Income may cause them to underperform other mutual funds with a similar investment objective. Pacific Funds Diversified Alternatives may invest a significant portion of its assets in any one or several PF Underlying Funds and Pacific Funds Floating Rate Income (See Note 7C).

Equity Investments

Stock markets are volatile. Equity investments tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors.

Debt Investments

Debt investments are subject to many risks, including, but not limited to, interest rate risk, credit risk, market and regulatory risk, price volatility, and liquidity risk, which may affect their value. There is a risk that an issuer or guarantor of a debt investment might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). Defaults may potentially reduce a Fund’s income or ability to recover amounts due and may reduce the value of the debt investment, sometimes dramatically. High yield/high risk or “junk” securities may be more volatile than higher rated securities. High yield/high risk securities (including loans) are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities, especially during periods of economic uncertainty or during economic downturns. Debt investments, including bonds, fixed rate loans, and short-term instruments may be affected by changes in interest rates. Debt investments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt investments with shorter durations or floating or adjustable interest rates. The value of debt investments may fall when interest rates rise. Certain debt investments may be difficult to value, purchase, and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale.

Given the historically low interest rate environment in the U.S., risks associated with rising interest rates are heightened. The negative impact on debt investments from potential interest rate increases could be swift and significant, including falling market values, increased redemptions and reduced liquidity. Substantial redemptions from bond and other income funds may worsen that impact. Additionally, regulations applicable to and changing business practices of broker-dealers that make markets in debt investments may result in those broker-dealers restricting their market making activities for certain debt investments, which may reduce the liquidity and increase the volatility of such debt investments.

Certain asset-backed instruments, such as collateralized debt obligations, collateralized mortgage obligations, and other mortgage-related securities, structured investment vehicles, and other debt investments may have exposure to subprime loans or subprime mortgages, which are loans to persons with lower credit ratings. These instruments may present credit risk that is not transparent and that is greater than indicated by their ratings. The value of these instruments may be more acutely affected by downturns in the credit markets or the real estate market than certain other investments, and it may be difficult to value these instruments because of a thin secondary market.

Foreign and Emerging Markets Investments

Exposure to foreign markets can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and certain developed markets.

The countries listed in the Schedules of Investments for individual investment holdings (each a “Holding”) are each considered the country of risk to which a Holding, and therefore the Fund, is exposed. Each Holding’s country of risk is obtained from a third-party source that uses factors such as reporting currency, sales/revenue and location of management of the Holding’s issuer to determine country of risk. The country of risk may not be exclusive, however, as there may be other countries of risk to which a Holding is exposed that are not disclosed, although the country identified is expected to be the primary country of risk for that Holding. A Holding is generally subject to greater country risk based on

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where it conducts business or is economically tied to rather than where it is formed or incorporated. Foreign markets risks may include currency risk, market and regulatory risk, liquidity risk, emerging markets risk and geographic focus risk, among other risks.

Senior Loan Participations and Assignments

Certain Funds may invest in Senior Loans of domestic or foreign corporations, partnerships, and other entities (“Borrowers”), the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates. Senior Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates generally include prime rates of one or more major U.S. banks, London Interbank Offered Rates (“LIBOR”) or certificates of deposit rates. Senior Loans often require prepayments from excess cash flow or permit the Borrower to repay at its election. The degree to which Borrowers repay cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturities. Senior Loans are exempt from registration under the Securities Act of 1933, may contain certain restrictions on resale, and cannot be sold publicly. A Fund’s investments in Senior Loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

When a Fund purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender.

When a Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in Senior Loans includes the right to receive payments of principal, interest, and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the Borrower directly. When investing in a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a Fund generally has no right to enforce compliance with the terms of the loan agreement. As a result, the Fund assumes the credit risk of the Borrower, the selling participant, and any other persons that are interpositioned between the Fund and the Borrower. If the lead lender in a typical lending syndicate becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. As of September 30, 2015, no participation interest in Senior Loans was held by any of the Funds presented in these financial statements.

U.S. Government Securities

Certain Funds may invest in securities issued by U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury Bills, Treasury Notes, Treasury Bonds, and securities guaranteed by GNMA (or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. Securities not backed by the full faith and credit of the U.S. Government may be subject to a greater risk of default. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA and FHLMC are government-sponsored corporations, the common stocks of which are owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

Segregation and Collateral

If a Fund engages in certain transactions, such as derivative investments or repurchase agreements, it may require collateral in the form of cash or investments to be held in segregated accounts at the Trust’s custodian, with an exchange or clearing member firm, or segregated on the Fund’s books and records maintained by the custodian and/or the fund manager. In each instance that segregation of collateral is required, it is done so in accordance with the 1940 Act and/or any interpretive guidance issued by the SEC. In the event of the counterparty default on the transaction, a Fund has the right to liquidate the collateral and apply the proceeds to the counterparty’s obligations to that Fund. Upon an event of default, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed, limited or wholly denied. There is also a possibility that a Fund could experience a delay in selling investments that are segregated as collateral.

5. DERIVATIVE INVESTMENTS AND RISKS, AND ENFORCEABLE MASTER NETTING ARRANGEMENTS

A. PRINCIPAL MARKET RISKS MANAGED BY INVESTING IN DERIVATIVES

Derivative instruments are investments whose values are tied to the value of an underlying security or asset, a group of assets, interest rates, exchange rates, currency or an index. Certain Funds are permitted to invest in derivative instruments, including, but not limited to, futures contracts, option contracts, forward foreign currency contracts and swap agreements. Derivatives may have little or no initial cash investment

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(Unaudited)

value relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This is sometimes referred to as leverage. Leverage can magnify a Fund’s gains and losses and therefore increase its volatility. A Fund’s investments in derivatives may increase, decrease or change the level or types of exposure to certain risk factors. The primary risks a Fund may attempt to manage through investing in derivative instruments include, but are not limited to, interest rate, foreign investments and currency, price volatility, and credit (including counterparty) risks.

Interest Rate Risk – A Fund may be exposed to interest rate risk through investments in debt securities. Interest rate risk is the risk that debt securities will decline in value as a result of changes in interest rates. For example, the value of bonds, fixed rate loans and short-term money market instruments may decline in value when interest rates rise. In a low interest rate environment, the risks associated with rising interest rates are heightened. Debt securities with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or money market instruments. Therefore, duration is a potentially useful tool to measure the sensitivity of a debt security’s yield (market price to interest rate movement). To manage these risks, certain Funds may invest in derivative instruments tied to interest rates.

Foreign Investments and Currency Risk – A Fund may be exposed to foreign investments and/or currency risk through direct investment in securities or through options, futures or currency transactions. The prices of foreign securities that are denominated in foreign currencies are affected by the value of the U.S. dollar. With respect to securities denominated in foreign currencies, in general, as the value of the U.S. dollar rises, the U.S. dollar price of a foreign security will fall. As the value of the U.S. dollar falls, the U.S. dollar value of the foreign security will rise. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting guidance and controls, less secure foreign banks or securities depositories than those in the U.S., foreign taxation issues, and foreign controls on investments. As a result, a Fund’s investments in foreign currency-denominated securities and other foreign investments may reduce the returns of the Fund. To manage these risks, certain Funds may invest in derivative instruments tied to foreign investments and/or currencies.

Price Volatility Risk – Derivatives tied to equity and debt securities are exposed to potential price volatility. Debt securities are affected by many factors, including prevailing interest rates, market conditions, and market liquidity. Volatility of below investment grade debt securities (including loans) may be relatively greater than for investment grade debt securities. Equity securities tend to go up or down in value, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors. To manage these risks, certain Funds may invest in various derivative instruments. Derivative instruments may be used to manage a Fund’s exposure to price volatility risk but may also be subject to greater price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

Credit and Counterparty Risk – Credit risk is the risk that a debt security’s issuer (or borrower or counterparty) will be unable or unwilling to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or may go bankrupt. This is also sometimes described as counterparty risk. A Fund may lose money if the issuer or guarantor of debt security, or counterparty of a derivative contract, repurchase or reverse repurchase agreement, or a loan of Fund securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. A Fund may attempt to minimize concentrations of credit risk by undertaking transactions with a large number of borrowers or counterparties on recognized and reputable exchanges. A Fund’s investments in debt investments may range in quality from those rated in the lowest category in which it is permitted to invest to those rated in the highest category by a rating agency, or if unrated, determined by the manager to be of comparable quality.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default. Financial assets of counterparties, which potentially expose a Fund to counterparty risk, consist mainly of cash due from counterparties and investments. Certain managers may attempt to minimize credit risks to a Fund by performing extensive reviews of each counterparty, entering into transactions with counterparties that the manager believes to be creditworthy at the time of the transaction and requiring the posting of collateral in applicable transactions. To manage these risks, certain Funds may invest in derivative instruments tied to a security issuers’ financial strength.

A Fund’s transactions in listed securities are settled/paid for upon delivery with their counterparties. Therefore, the risk of counterparty default for listed securities is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligations.

B. DERIVATIVE INVESTMENTS

In addition to managing the market risks described above, certain Funds, if permitted by their investment objectives, may also invest in derivatives for purposes of hedging, duration management, to gain exposure to specific investment opportunities, as a substitute for securities, to enhance returns, or to otherwise help achieve a Fund’s investment goal. Each derivative instrument and the reasons a Fund invested in derivatives during the reporting period are discussed in further detail below.

Swap Agreements – Swap agreements are bilaterally negotiated agreements between the Funds and their counterparties to exchange swap investment cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in

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(Unaudited)

the OTC market or may be executed in a multilateral or other execution facility platform, such as a registered commodities exchange (“centrally cleared swaps”). In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. Market values greater than zero are recorded as an asset and market values less than zero are recorded as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin receivable or payable. OTC swap payments received or made at the beginning of the measurement period are recorded as an asset or liability and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gain or loss when the swap is closed. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss. Net periodic payments received by a Fund are recorded as realized gain.

Total Return Swaps – A Fund investing in total return swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or that there may be unfavorable changes in the value of the underlying index or reference instrument (generally caused by changes in interest rates or declines in credit quality). A total return swap agreement is one in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying index or reference instrument, which includes both the income it generates and any capital gains. To the extent the total return of the index or reference instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. A Fund’s maximum risk of loss from counterparty credit risk related to total return swaps is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover a Fund’s exposure to the counterparty.

A Fund may enter into fully funded total return swaps which involves one party making an initial payment equal to the estimated value of the reference instrument. The parties to the swap then exchange respective commitments to pay or receive a net amount based on the change in the fair value of a reference instrument and a specified notional amount.

During the reporting period, Pacific Funds High Income entered into total return swaps on credit indices to obtain long exposure to the broader high yield market.

The following is a summary of the location of fair value amounts of derivative investments, if any, disclosed in the Trust’s Statements of Assets and Liabilities:

Location on the Statements of Assets and Liabilities
Derivative Investments Risk Type	Asset Derivative Investments	Liability Derivative Investments
Interest rate contracts	Swap agreements, at value	Swap agreements, at value

The following is a summary of fair values of derivative investments disclosed in Pacific Funds High Income’s Statement of Assets and Liabilities, categorized by primary risk exposure as of September 30, 2015:

Derivative Investments Risk Type	Total Value at September 30, 2015
Interest rate contracts (Liability)	($353,611)

The following is a summary of the location of realized gains and losses and changes in net unrealized appreciation and depreciation of derivative investments, if any, disclosed in the Trust’s Statements of Operations:

Derivative Investments Risk Type	Location of Gain (Loss) on Derivative Investments Recognized in the Statements of Operations
Interest rate contracts	Net realized gain (loss) on swap transactions Change in net unrealized appreciation (depreciation) on swaps

The following is a summary of Pacific Funds High Income’s net realized gain or loss and change in net unrealized appreciation or depreciation on derivative investments recognized in its Statement of Operations categorized by primary risk exposure for the six-month period ended September 30, 2015:

Derivative Investments Risk Type	Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest rate contracts	($205,428)	($412,912)

For financial reporting purposes, the Trust does not offset fair value amounts recognized for derivative instruments and fair value amounts recognized for the right to reclaim cash collateral (receivables) or the obligation to return cash collateral (payables) arising from derivative instruments recognized at fair value executed with the same counterparty under a master netting arrangement.

The average number of positions and value of derivative investments in interest rate contracts held by Pacific Funds High Income for the six-month period ended September 30, 2015 were 2 and ($132,176), respectively. The average number of positions and value of derivative investments and the amounts of net realized gain or loss and changes in net unrealized appreciation or depreciation on derivative investments as disclosed in its Statement of Operations serve as indicators of volume of financial derivative activity for Pacific Funds High Income for the six-month period ended September 30, 2015.

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C. ENFORCEABLE MASTER NETTING ARRANGEMENTS

Master Agreements and Netting Arrangements – Certain Funds are parties to various agreements, including but not limited to International Swaps and Derivatives Association Agreements and related Credit Support Annex, Master Repurchase Agreements, and Master Securities Forward Transactions Agreements (collectively “Master Agreements”), which govern the terms of certain transactions with select counterparties. These Master Agreements generally include provisions for general obligations, representations, agreements, collateral, and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions. The netting arrangements are generally tied to credit related events that if triggered, would cause an event of default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination as a result of an event of default under the Master Agreement, the total value exposure of all transactions will be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. Any election made by a counterparty to early terminate the transactions under a Master Agreement could have a material adverse impact on a Fund’s financial statements. A Fund’s overall exposure to credit risk, subject to netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions under the relevant Master Agreement with a counterparty in a given Fund exceeds a specified threshold, net of collateral already in place, which typically ranges from $0 to $250,000 depending on the counterparty and the type of Master Agreement. Collateral under the Master Agreements is usually in the form of cash or U.S. Treasury Bills but could include other types of securities. The value of all derivative transactions outstanding under a Master Agreement is calculated daily to determine the amount of collateral to be received or pledged by the counterparty. Posting of collateral for OTC derivative transactions are covered under tri-party collateral agreements between the Trust, the Trust’s Custodian, and each counterparty. Collateral for centrally cleared derivatives transactions are posted with the applicable derivatives clearing organization.

The following is a summary of financial and derivative instruments that are subject to enforceable master netting agreements (or similar arrangements) and collateral received and pledged in connection with the master netting agreements (or similar arrangements) for Pacific Funds High Income as of September 30, 2015:

	Gross Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in Statements of Assets and Liabilities			Gross Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in Statements of Assets and Liabilities
Description		Financial Instruments	Collateral Received	Net Amount		Financial Instruments	Collateral Pledged	Net Amount
	Assets				Liabilities
Swaps	$—	$—	$—	$—	($353,611)	$—	$280,000	($73,611)

6. INVESTMENT ADVISORY, ADMINISTRATION AND SHAREHOLDER SERVICES, SUPPORT SERVICES, AND DISTRIBUTION AGREEMENTS

Pursuant to an Investment Advisory Agreement, PLFA, a wholly-owned subsidiary of Pacific Life Insurance Company (“Pacific Life”), serves as Adviser to each Fund of the Trust. PLFA manages the Portfolio Optimization Funds and Pacific Funds Diversified Alternatives. PLFA also manages Pacific Funds Short Duration Income, Pacific Funds Core Income, Pacific Funds Strategic Income, Pacific Funds Floating Rate Income, Pacific Funds Limited Duration High Income, and Pacific Funds High Income under the name Pacific Asset Management. PLFA receives investment advisory fees from each Fund based on the following advisory fee rates, which are based on an annual percentage of average daily net assets of each Fund:

Fund	Advisory Fee Rate
Pacific Funds Portfolio Optimization Conservative (1) Pacific Funds Portfolio Optimization Moderate-Conservative (1) Pacific Funds Portfolio Optimization Moderate (1) Pacific Funds Portfolio Optimization Growth (1) Pacific Funds Portfolio Optimization Aggressive-Growth (1) Pacific Funds Diversified Alternatives (1)	0.20%
Pacific Funds Short Duration Income (2)	0.40%
Pacific Funds Core Income (2)	0.50%
Pacific Funds Strategic Income (2) Pacific Funds High Income (2)	0.60%
Pacific Funds Floating Rate Income (2) Pacific Funds Limited Duration High Income (2), (3)	0.65%

(1)	PLFA has agreed to waive the following amounts from the advisory fee rate through July 31, 2016: 1) 0.025% on net assets above $2 billion through $3 billion; 2) 0.050% on net assets above $3 billion through $5 billion; 3) 0.075% on net assets above $5 billion through $7.5 billion; and 4) 0.100% on net assets above $7.5 billion. The fee waiver agreement will terminate: (i) if the investment advisory agreement is terminated; (ii) upon approval of the Board of Trustees and 90 days’ prior written notice to PLFA; (iii) upon 90 days’ written notice by PLFA prior to the beginning of the next one-year term; or (iv) if PLFA’s advisory fee rate for a Fund changes. There is no guarantee that PLFA will continue such waiver after July 31, 2016.
(2)	PLFA has agreed to waive the following amounts from the advisory fee rate through July 31, 2016: 1) 0.025% on net assets above $1 billion through $2 billion; 2) 0.050% on net assets above $2 billion through $3 billion; and 3) 0.075% on net assets above $3 billion. The fee waiver agreement will terminate: (i) if the investment advisory agreement is terminated; (ii) upon approval of the Board of Trustees and 90 days’ prior written notice to PLFA; (iii) upon 90 days’ written notice by PLFA prior to the beginning of the next one-year term; or (iv) if PLFA’s advisory fee rate for a Fund changes. There is no guarantee that PLFA will continue such waiver after July 31, 2016.

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NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

(3)	PLFA agreed to waive 0.02% of its advisory fee through July 31, 2016 for Pacific Funds Limited Duration High Income. The agreement will terminate if the investment advisory agreement is terminated or upon approval by the Board. There is no guarantee that PLFA will continue such waiver after that date.

Pursuant to an Administration and Shareholder Services Agreement (the “Administration Agreement”), Pacific Life serves as administrator (the “Administrator”) to the Trust. The administration fee is for procuring or providing administrative, transfer agency, and shareholder services. In addition, Pacific Life and PLFA provide support services to the Trust that are outside the scope of the Administrator’s and Adviser’s responsibilities under the Administration Agreement and Investment Advisory Agreement. Under the Support Services Agreement, the Trust compensates Pacific Life and PLFA for their expenses in providing support services to the Trust in connection with various matters, some of which include the time spent by legal, accounting, and compliance personnel of Pacific Life and PLFA (including individuals who may be officers or Trustees of the Trust), to attend meetings of the Board and to provide assistance with the coordination and supervision in connection with the services procured for the Trust under the Administration Agreement. Support services do not include services for which PLFA is responsible pursuant to the Investment Advisory Agreement. The Trust reimburses Pacific Life and PLFA for these support services on an approximate cost basis.

Pacific Life receives an administration fee from each Fund and share class presented in these financial statements based on the following administration fee rates, which are based on an annual percentage of average daily net assets of each Fund:

Fund	Share Class	Administration Fee Rate
Portfolio Optimization Funds	A, B, C, R, and Advisor Class	0.15%
Pacific Funds Short Duration Income Pacific Funds Strategic Income	A, C, and Advisor Class	0.30%
Pacific Funds Limited Duration High Income	I	0.15%
Pacific Funds Core Income Pacific Funds Floating Rate Income Pacific Funds High Income	A, C, and Advisor Class	0.30%
	I and P	0.15%
Pacific Funds Diversified Alternatives	A, C, and Advisor Class	0.15%

Pursuant to a Distribution Agreement, Pacific Select Distributors, LLC (the “Distributor”), a wholly-owned subsidiary of Pacific Life, serves as distributor of the Trust’s shares. Under the Distribution Agreement, the Distributor bears all expenses of providing services, including costs of sales presentations, mailings, advertisements, and other marketing efforts by the Distributor in connection with the distribution or sale of the Trust’s shares and makes distribution and/or service payments to selling groups in connection with the sale of certain of the Trust’s shares and subsequent servicing needs of shareholders provided by selling groups. The Distributor receives distribution and service fees pursuant to class-specific distribution and service plans, each adopted in accordance with Rule 12b-1 (“12b-1”) under the 1940 Act (together the “12b-1 Plans”) for Class B, C, and R shares. The Distributor also receives service fees pursuant to a non-12b-1 Class A Service Plan (“Class A Plan”). The Distributor receives distribution and/or service fees from each Fund and applicable share class presented in these financial statements based on the following distribution and service fee rates, which are based on an annual percentage of average daily net assets:

Plan	Share Class	Distribution Fee Rate	Service Fee Rate
12b-1 Plans	B and C	0.75%	0.25%
	R	0.25%	0.25%
Class A Plan	A		0.25%

There are no distribution and service fees for Class I, Class P, and Advisor Class shares. The distribution and service fees are accrued daily. For the six-month period ended September 30, 2015, the Distributor, acting as underwriter, received net commissions (front-end sales charges) of $6,331,413 from the sale of Class A shares and received $256,849 in CDSC from redemptions of Class A, B, and C shares.

7. TRANSACTIONS WITH AFFILIATES

A. ADVISORY FEES, ADMINISTRATION FEES, DISTRIBUTION AND/OR SERVICE FEES, AND EXPENSES FOR SUPPORT SERVICES

The Adviser, the Distributor, and Pacific Life are related parties. The advisory fees earned by the Adviser, the administration fees earned by Pacific Life, the distribution and/or service fees earned by the Distributor, and expenses for support services recovered by PLFA and Pacific Life (see Note 6) from each Fund presented in these financial statements for the six-month period ended September 30, 2015 are presented in the Statements of Operations. The amounts of each of these fees that remained payable as of September 30, 2015 are presented in the Statements of Assets and Liabilities.

B. EXPENSE LIMITATION AGREEMENTS

To help limit the Trust’s expenses, PLFA has entered into expense limitation agreements with the Trust and has contractually agreed to reimburse each Fund presented in these financial statements for certain operating expenses that exceed an annual rate based on a percentage of a Fund’s average daily net assets. These operating expenses include, but are not limited to: administration fees; organizational expenses; custody expenses; expenses for audit, tax, and certain legal services; preparation, printing, filing, and distribution to existing shareholders of proxies, prospectuses and shareholder reports, and other regulatory documents, as applicable; independent trustees’ fees; and establishing, overseeing and administering the Trust’s compliance program. These operating expenses do not include: investment advisory fees; distribution and/or service fees; dividends on securities sold short; acquired fund fees and expenses; interest (including commitment fees, if any); taxes (including foreign taxes on dividends, interest or gains); brokerage commissions and other transactional expenses, and extraordinary expenses

C-11

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

such as litigation expenses and other expenses not incurred in the ordinary course of each Fund’s business. The expense caps for each Fund and share class presented in these financial statements are as follows:

Fund	Share Class	Expense Caps
Portfolio Optimization Funds	A, B, C, R, and Advisor Class	0.15% through 7/31/2016 and 0.30% thereafter through 7/31/2023
Pacific Funds Short Duration Income Pacific Funds Core Income Pacific Funds Strategic Income Pacific Funds Floating Rate Income Pacific Funds Limited Duration High Income Pacific Funds High Income	A, C, and Advisor Class	0.20% through 7/31/2016
	I	0.15% through 7/31/2016
Pacific Funds Core Income Pacific Funds Floating Rate Income Pacific Funds High Income	P	0.20% through 7/31/2016
Pacific Funds Diversified Alternatives	A, C, and Advisor Class	0.40% through 7/31/2017

There is no guarantee that PLFA will continue to reimburse expenses for a Fund upon the expiration of the expense cap. In addition, any expense reimbursements made by PLFA to a Fund are subject to recoupment by PLFA from such Fund for a period of time as permitted under regulatory and accounting guidance (currently 3 years from the end of the fiscal year in which the reimbursement took place) to the extent such recoupment would not cause the Fund to exceed the expense cap that was in effect at the time of the reimbursement. Any amounts repaid to PLFA will have the effect of increasing such expenses of the Fund, but not above the expense cap. The amounts of adviser’s expense reimbursement to each of the applicable Funds presented in these financial statements for the six-month period ended September 30, 2015 are presented in the Statements of Operations. Any amounts that remained due from the Adviser as of September 30, 2015 are presented in the Statements of Assets and Liabilities. There was no recoupment of expense reimbursement by PLFA from any Funds presented in these financial statements during the six-month period ended September 30, 2015.

The cumulative expense reimbursement amounts, if any, as of September 30, 2015 that are subject to recoupment by PLFA from each Fund presented in these financial statements are as follows:

	Expiration Date
Fund	3/31/2016	3/31/2017	3/31/2018	3/31/2019
Pacific Funds Portfolio Optimization Conservative	$504,164	$485,486	$341,046	$154,992
Pacific Funds Portfolio Optimization Moderate-Conservative	475,646	509,594	412,969	200,034
Pacific Funds Portfolio Optimization Moderate	1,124,770	1,236,620	1,039,248	505,643
Pacific Funds Portfolio Optimization Growth	814,333	857,348	722,497	358,283
Pacific Funds Portfolio Optimization Aggressive-Growth	306,272	297,159	255,368	127,008
Pacific Funds Short Duration Income	97,734	192,031	287,988	157,953
Pacific Funds Core Income	1,323,370	1,326,276	1,007,441	560,858
Pacific Funds Strategic Income	118,217	181,996	294,682	205,971
Pacific Funds Floating Rate Income	347,661	1,642,470	1,908,310	612,347
Pacific Funds Limited Duration High Income		82,357	119,970	61,637
Pacific Funds High Income	97,325	98,786	124,757	52,274
Pacific Funds Diversified Alternatives		7,432	78,329	24,456

	$5,209,492	$6,917,555	$6,592,605	$3,021,456

C-12

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

C. INVESTMENTS IN AFFILIATED FUNDS

As of September 30, 2015, each of the Portfolio Optimization Funds and Pacific Funds Diversified Alternatives (aggregate of all share classes) owned Class P shares in each of the applicable affiliated PF Underlying Funds, Pacific Funds Core Income, Pacific Funds Floating Rate Income, and Pacific Funds High Income. A summary of holdings and transactions with affiliated mutual fund investments as of and for the six-month period ended September 30, 2015 is as follows:

Fund/Underlying Fund	Beginning Value as of April 1, 2015	Purchase Cost (1)	Distributions Received and Reinvested (2)	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of September 30, 2015
							Ending Value	Shares Balance
Pacific Funds Portfolio Optimization Conservative
PF Floating Rate Loan	$27,309,681	$191,946	$—	$5,280,887	($46,470)	($295,528)	$21,878,742	2,253,218
PF Inflation Managed	31,902,949	624,148	—	21,964,812	(2,830,998)	2,247,078	9,978,365	1,171,170
PF Managed Bond	145,722,279	2,544,011	—	39,600,489	332,555	(2,318,722)	106,679,634	9,805,113
PF Short Duration Bond	58,014,980	609,494	—	24,231,365	(154,351)	169,555	34,408,313	3,437,394
Pacific Funds Core Income	—	4,334,159	54,572	195,558	(4,849)	(177,150)	4,011,174	385,319
Pacific Funds High Income	—	23,867,368	525,504	1,075,576	(32,243)	(2,035,387)	21,249,666	2,206,611
PF Emerging Markets Debt	29,215,298	467,311	—	13,824,800	(1,393,414)	888,050	15,352,445	1,812,567
PF Comstock	14,795,989	4,457,897	—	3,162,239	649,806	(2,284,725)	14,456,728	944,267
PF Growth	6,523,446	4,632,186	—	1,847,220	163,032	(755,470)	8,715,974	472,923
PF Large-Cap Growth	8,739,156	6,075,035	—	3,090,584	525,933	(1,378,084)	10,871,456	1,068,973
PF Large-Cap Value	21,090,455	7,469,989	—	1,349,952	(29,743)	(2,015,199)	25,165,550	1,644,807
PF Main Street Core	6,423,991	6,154,824	—	2,591,364	117,503	(773,970)	9,330,984	688,126
PF Mid-Cap Equity	6,691,356	41,803	—	2,603,038	635,078	(971,404)	3,793,795	337,526
PF Mid-Cap Growth	4,391,022	23,472	—	2,737,649	189,179	(425,234)	1,440,790	188,585
PF Mid-Cap Value	—	20,712,212	—	395,012	(10,610)	(1,393,340)	18,913,250	2,031,498
PF Small-Cap Value	—	4,127,064	—	79,002	(2,194)	(288,179)	3,757,689	401,034
PF International Large-Cap	14,930,761	5,965,126	—	3,741,937	130,976	(1,576,398)	15,708,528	931,152
PF International Value	8,933,268	1,174,098	—	1,410,701	(22,541)	(725,835)	7,948,289	918,877
PF Absolute Return	—	17,277,154	—	782,236	(12,219)	(704,031)	15,778,668	1,648,764
PF Currency Strategies	12,246,116	2,238,985	—	4,097,073	(102,902)	(28,253)	10,256,873	1,045,553
PF Equity Long/Short	—	12,815,594	—	3,361,756	156,135	605,656	10,215,629	961,019
PF Global Absolute Return	21,233,974	4,219,069	—	5,299,706	46,635	(668,171)	19,531,801	2,011,514
PF Precious Metals (3)	1,711,613	91,701	—	1,886,680	(296,798)	380,164	—	—
	$419,876,334	$130,114,646	$580,076	$144,609,636	($1,992,500)	($14,524,577)	$389,444,343

Pacific Funds Portfolio Optimization Moderate-Conservative
PF Floating Rate Loan	$34,655,118	$355,628	$—	$8,305,107	($218,384)	($168,838)	$26,318,417	2,710,444
PF Inflation Managed	41,093,121	869,113	—	28,725,987	(3,862,346)	3,119,859	12,493,760	1,466,404
PF Managed Bond	138,740,124	7,673,264	—	25,794,299	250,012	(2,089,000)	118,780,101	10,917,289
PF Short Duration Bond	57,583,655	634,317	—	32,340,304	(213,472)	252,896	25,917,092	2,589,120
Pacific Funds Core Income	—	4,846,250	61,460	137,919	(3,149)	(201,157)	4,565,485	438,567
Pacific Funds High Income	—	28,752,698	624,955	792,915	(23,657)	(2,449,167)	26,111,914	2,711,518
PF Emerging Markets Debt	28,756,672	576,139	—	7,893,821	(935,742)	(22,816)	20,480,432	2,417,997
PF Comstock	28,998,538	316,989	—	4,339,080	426,165	(2,965,152)	22,437,460	1,465,543
PF Growth	16,163,662	137,104	—	1,505,960	181,653	(816,308)	14,160,151	768,321
PF Large-Cap Growth	19,850,162	167,573	—	2,320,351	207,056	(1,017,781)	16,886,659	1,660,438
PF Large-Cap Value	43,423,289	659,340	—	3,303,727	(52,695)	(2,785,875)	37,940,332	2,479,760
PF Main Street Core	29,505,804	175,526	—	13,461,903	3,246,214	(3,620,905)	15,844,736	1,168,491
PF Mid-Cap Equity	18,423,135	144,501	—	2,209,414	(128,550)	(1,116,976)	15,112,696	1,344,546
PF Mid-Cap Growth	6,044,402	40,984	—	1,683,346	133,096	(691,062)	3,844,074	503,151
PF Mid-Cap Value	—	30,887,507	—	363,043	(18,631)	(2,098,278)	28,407,555	3,051,295
PF Small-Cap Growth	6,273,994	31,187	—	3,542,137	786,469	(1,105,156)	2,444,357	190,816
PF Small-Cap Value	6,119,771	6,246,964	—	649,179	(25,580)	(998,931)	10,693,045	1,141,200
PF Emerging Markets	11,560,237	381,712	—	4,330,863	(364,523)	(990,521)	6,256,042	551,193
PF International Large-Cap	16,983,923	13,812,691	—	880,993	86,946	(2,945,229)	27,057,338	1,603,873
PF International Small-Cap	12,025,083	2,128,441	—	2,067,038	(30,548)	(474,041)	11,581,897	1,127,741
PF International Value	11,123,271	4,241,574	—	408,632	11,212	(1,463,734)	13,503,691	1,561,120
PF Real Estate	—	2,913,916	—	34,249	(1,647)	(112,145)	2,765,875	179,021
PF Absolute Return	—	19,922,673	—	568,913	(8,291)	(824,651)	18,520,818	1,935,300
PF Currency Strategies	22,458,560	691,342	—	5,362,911	(129,074)	(147,909)	17,510,008	1,784,914
PF Equity Long/Short	—	19,779,773	—	551,443	(1,487)	1,119,327	20,346,170	1,914,033
PF Global Absolute Return	29,281,032	6,020,163	—	6,622,831	61,060	(948,494)	27,790,930	2,862,094
PF Precious Metals (3)	2,448,773	119,510	—	2,689,846	(279,509)	401,072	—	—
	$581,512,326	$152,526,879	$686,415	$160,886,211	($907,402)	($25,160,972)	$547,771,035

C-13

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Fund/Underlying Fund	Beginning Value as of April 1, 2015	Purchase Cost (1)	Distributions Received and Reinvested (2)	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of September 30, 2015
							Ending Value	Shares Balance
Pacific Funds Portfolio Optimization Moderate
PF Floating Rate Loan	$65,095,653	$348,030	$—	$28,974,419	($600,649)	$140,493	$36,009,108	3,708,456
PF Inflation Managed	41,758,590	1,970,540	—	16,865,965	(1,479,582)	309,336	25,692,919	3,015,601
PF Managed Bond	258,754,419	2,284,590	—	84,494,493	1,021,376	(3,944,620)	173,621,272	15,957,837
PF Short Duration Bond	86,788,689	621,890	—	66,307,174	(308,635)	376,894	21,171,664	2,115,051
Pacific Funds Core Income	—	8,575,326	109,410	251,910	(6,351)	(357,718)	8,068,757	775,097
Pacific Funds High Income	16,354,018	51,094,345	1,419,607	9,178,560	(300,565)	(4,984,894)	54,403,951	5,649,424
PF Emerging Markets Debt	81,551,868	506,970	—	34,598,719	(3,328,766)	2,192,175	46,323,528	5,469,130
PF Comstock	115,316,171	384,843	—	18,551,818	1,969,847	(11,851,654)	87,267,389	5,700,025
PF Growth	59,239,445	93,341	—	12,459,818	2,102,117	(3,750,738)	45,224,347	2,453,844
PF Large-Cap Growth	76,539,280	153,096	—	16,598,528	1,788,697	(3,985,334)	57,897,211	5,692,941
PF Large-Cap Value	147,894,145	2,358,090	—	27,324,059	3,631,666	(11,855,965)	114,703,877	7,496,985
PF Main Street Core	100,421,674	180,473	—	22,778,338	3,117,032	(6,257,203)	74,683,638	5,507,643
PF Mid-Cap Equity	69,495,072	106,809	—	11,718,514	379,955	(4,849,042)	53,414,280	4,752,160
PF Mid-Cap Growth	34,200,413	53,405	—	5,276,178	234,458	(3,854,932)	25,357,166	3,319,001
PF Mid-Cap Value	—	107,428,363	—	1,569,912	(53,087)	(7,298,873)	98,506,491	10,580,719
PF Small-Cap Growth	26,635,313	37,128	—	10,874,520	897,831	(2,876,611)	13,819,141	1,078,778
PF Small-Cap Value	51,944,969	29,855,950	—	2,318,660	(59,186)	(7,618,094)	71,804,979	7,663,285
PF Emerging Markets	57,505,615	9,435,140	—	3,762,161	(253,084)	(9,818,395)	53,107,115	4,679,041
PF International Large-Cap	85,501,471	54,579,372	—	12,446,614	2,515,500	(14,246,561)	115,903,168	6,870,372
PF International Small-Cap	51,075,364	5,018,730	—	5,687,865	(8,379)	(2,024,996)	48,372,854	4,710,112
PF International Value	55,908,117	12,211,141	—	7,087,733	655,811	(6,189,519)	55,497,817	6,415,933
PF Real Estate	16,173,730	9,707,627	—	665,328	(14,879)	(1,739,959)	23,461,191	1,518,524
PF Absolute Return	—	50,750,117	—	17,271,831	(312,551)	(1,425,658)	31,740,077	3,316,622
PF Currency Strategies	79,299,144	1,208,173	—	29,803,040	(587,321)	(600,240)	49,516,716	5,047,575
PF Equity Long/Short	—	71,871,187	—	2,136,041	8,904	4,227,374	73,971,424	6,958,742
PF Global Absolute Return	66,258,258	16,468,707	—	17,863,801	168,137	(2,167,221)	62,864,080	6,474,158
PF Precious Metals (3)	13,859,883	463,769	—	15,005,767	(3,181,908)	3,864,023	—	—
	$1,657,571,301	$437,767,152	$1,529,017	$481,871,766	$7,996,388	($100,587,932)	$1,522,404,160

Pacific Funds Portfolio Optimization Growth
PF Inflation Managed	$11,050,432	$699,684	$—	$5,794,616	($197,878)	($101,896)	$5,655,726	663,818
PF Managed Bond	90,200,780	1,208,637	—	51,962,733	158,199	(1,314,684)	38,290,199	3,519,320
PF Short Duration Bond	11,027,497	10,352	—	11,048,131	144,902	(134,620)	—	—
Pacific Funds High Income	22,565,894	825,245	459,533	6,012,790	(26,136)	(1,388,135)	16,423,611	1,705,463
PF Emerging Markets Debt	16,840,969	6,641,022	—	611,438	(80,466)	(1,036,752)	21,753,335	2,568,280
PF Comstock	85,538,619	1,438,023	—	13,847,260	967,123	(8,420,683)	65,675,822	4,289,734
PF Growth	52,511,875	138,697	—	17,682,129	2,751,015	(3,776,499)	33,942,959	1,841,723
PF Large-Cap Growth	73,862,683	276,900	—	29,169,712	3,366,859	(4,425,637)	43,911,093	4,317,708
PF Large-Cap Value	102,261,261	3,102,973	—	15,801,922	1,118,537	(7,210,587)	83,470,262	5,455,573
PF Main Street Core	104,153,810	1,230,243	—	32,322,382	3,461,424	(6,053,231)	70,469,864	5,196,893
PF Mid-Cap Equity	94,642,106	421,041	—	13,538,233	(823,525)	(5,455,119)	75,246,270	6,694,508
PF Mid-Cap Growth	29,476,799	86,148	—	6,193,779	478,491	(3,435,366)	20,412,293	2,671,766
PF Mid-Cap Value	—	83,905,713	—	1,308,097	(43,951)	(5,696,080)	76,857,585	8,255,380
PF Small-Cap Growth	36,733,465	10,610,334	—	21,648,233	675,168	(3,863,786)	22,506,948	1,756,983
PF Small-Cap Value	63,308,583	26,458,346	—	2,397,291	(72,603)	(8,502,854)	78,794,181	8,409,197
PF Emerging Markets	45,297,817	34,112,513	—	1,945,313	(274,782)	(12,021,391)	65,168,844	5,741,748
PF International Large-Cap	80,538,988	44,721,966	—	14,466,564	2,092,166	(12,020,506)	100,866,050	5,979,019
PF International Small-Cap	47,313,934	468,913	—	4,325,097	431,796	(1,951,378)	41,938,168	4,083,561
PF International Value	52,792,009	10,977,546	—	7,914,031	342,287	(5,308,568)	50,889,243	5,883,149
PF Real Estate	22,561,435	7,993,449	—	784,970	(41,676)	(2,185,011)	27,543,227	1,782,733
PF Absolute Return	—	17,785,720	—	8,863,649	(161,487)	(376,382)	8,384,202	876,092
PF Currency Strategies	54,919,006	1,313,797	—	9,069,134	(210,863)	(447,377)	46,505,429	4,740,615
PF Equity Long/Short	—	47,454,377	—	9,795,710	464,569	2,401,880	40,525,116	3,812,335
PF Global Absolute Return	45,908,693	75,796	—	23,290,891	246,632	(799,391)	22,140,839	2,280,210
PF Precious Metals (3)	14,369,611	605,150	—	15,684,797	(2,533,482)	3,243,518	—	—
	$1,157,876,266	$302,562,585	$459,533	$325,478,902	$12,232,319	($90,280,535)	$1,057,371,266

C-14

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Fund/Underlying Fund	Beginning Value as of April 1, 2015	Purchase Cost (1)	Distributions Received and Reinvested (2)	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of September 30, 2015
							Ending Value	Shares Balance
Pacific Funds Portfolio Optimization Aggressive-Growth
PF Managed Bond	$10,531,485	$212,370	$—	$10,641,420	$285,784	($388,219)	$—	—
PF Emerging Markets Debt	4,853,343	70,607	—	5,035,866	(373,013)	484,929	—	—
PF Comstock	25,000,795	1,020,741	—	3,813,585	45,069	(2,300,170)	19,952,850	1,303,256
PF Growth	13,420,882	456,661	—	1,726,646	200,843	(691,405)	11,660,335	632,682
PF Large-Cap Growth	20,226,335	329,414	—	4,715,114	464,638	(1,052,942)	15,252,331	1,499,738
PF Large-Cap Value	29,837,369	1,303,431	—	3,137,873	(19,200)	(1,921,067)	26,062,660	1,703,442
PF Main Street Core	30,273,022	893,083	—	8,376,760	1,051,662	(1,921,442)	21,919,565	1,616,487
PF Mid-Cap Equity	28,917,400	852,095	—	5,490,039	(332,468)	(1,547,759)	22,399,229	1,992,814
PF Mid-Cap Growth	11,857,662	270,138	—	3,244,732	272,157	(1,405,810)	7,749,415	1,014,321
PF Mid-Cap Value	—	29,256,439	—	237,282	(9,026)	(1,999,767)	27,010,364	2,901,221
PF Small-Cap Growth	14,069,404	294,483	—	4,229,205	884,978	(2,172,124)	8,847,536	690,674
PF Small-Cap Value	24,364,411	4,884,731	—	759,176	(4,946)	(2,810,224)	25,674,796	2,740,106
PF Emerging Markets	23,270,146	4,555,060	—	761,996	(74,269)	(4,281,905)	22,707,036	2,000,620
PF International Large-Cap	22,929,475	19,260,953	—	914,304	(25,053)	(3,995,157)	37,255,914	2,208,412
PF International Small-Cap	17,097,278	412,925	—	1,313,751	117,851	(708,151)	15,606,152	1,519,586
PF International Value	13,951,960	7,143,280	—	555,037	(18,601)	(2,092,304)	18,429,298	2,130,555
PF Real Estate	10,379,767	2,380,776	—	326,159	(24,611)	(930,854)	11,478,919	742,972
PF Absolute Return	—	1,745,590	—	1,714,475	(31,115)	—	—	—
PF Currency Strategies	17,300,088	592,719	—	10,679,735	(247,257)	(46,078)	6,919,737	705,376
PF Equity Long/Short	—	14,004,604	—	4,492,210	213,035	612,777	10,338,206	972,550
PF Global Absolute Return	13,506,118	87,004	—	10,252,981	118,316	(163,500)	3,294,957	339,336
PF Precious Metals (3)	7,414,919	271,758	—	8,054,066	(1,333,218)	1,700,607	—	—
	$339,201,859	$90,298,862	$—	$90,472,412	$1,161,556	($27,630,565)	$312,559,300

Pacific Funds Diversified Alternatives
PF Inflation Managed	$322,386	$19,576	$—	$195,296	($4,848)	$712	$142,530	16,729
Pacific Funds Floating Rate Income	691,239	94,174	10,561	395,596	(10,610)	2,102	391,870	39,743
PF Emerging Markets Debt	781,749	51,104	—	460,959	(31,693)	23,706	363,907	42,964
PF Emerging Markets	585,662	52,667	—	399,963	(37,256)	3,259	204,369	18,006
PF International Small-Cap	—	398,972	—	93,860	(7,208)	(27,848)	270,056	26,296
PF Real Estate	360,686	23,373	—	226,414	9,132	(29,479)	137,298	8,887
PF Absolute Return	—	731,181	—	172,076	(3,921)	(22,897)	532,287	55,620
PF Currency Strategies	1,390,230	234,584	—	536,461	(16,739)	2,053	1,073,667	109,446
PF Equity Long/Short	—	642,673	—	178,706	2,994	29,454	496,415	46,699
PF Global Absolute Return	1,476,711	246,194	—	537,133	(7,936)	(34,941)	1,142,895	117,703
PF Precious Metals (3)	166,805	935	—	175,994	(8,130)	16,384	—	—
	$5,775,468	$2,495,433	$10,561	$3,372,458	($116,215)	($37,495)	$4,755,294

(1)	Purchase cost excludes distributions received and reinvested, if any.
(2)	Distributions received include distributions from net investment income, if any, from the PF Underlying Funds, Pacific Funds Core Income, Pacific Funds High Income, and Pacific Funds Floating Rate Income.
(3)	The PF Precious Metals Fund was liquidated on April 27, 2015.

As of September 30, 2015, Pacific Life owned the following percentages of the total shares outstanding (aggregate of all share classes) of each of the following Funds:

Fund	Ownership Percentage
Pacific Funds Limited Duration High Income	57.86%
Pacific Funds Diversified Alternatives	42.18%

D. INDEPENDENT TRUSTEES

The Trust pays each independent trustee of the Board retainer fees and specified amounts for various Board and committee services and for chairing those committees. The fees and expenses of the independent trustees of the Board are presented in the Statements of Operations. Each independent trustee of the Board is eligible to participate in the Trust’s Deferred Compensation Plan (the “Plan”). The Plan allows each independent trustee to voluntarily defer receipt of all or a percentage of fees, which otherwise would be payable for services performed. Amounts in the deferral account are obligations of each Fund at the time of such deferral and are payable in accordance with the Plan. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain Funds. An independent trustee who defers compensation has the option to select credit rate options that track the performance, at NAV without a sales load, of Class A shares of the Portfolio Optimization Funds, Pacific Funds Short Duration Income, Pacific Funds Core Income, Pacific Funds Strategic Income, Pacific Funds Floating Rate Income, Pacific Funds Limited Duration High Income, Pacific Funds High Income, and/or Pacific Funds Diversified Alternatives, and/or Class P shares of the PF Underlying Funds. The obligation of each Fund under the Plan (the “DCP Liability”) is recorded as a liability (accrued trustees’ fees and expenses and deferred compensation). Accordingly, the market value appreciation or depreciation on a Fund’s DCP Liability account will cause the expenses of that Fund to increase or decrease due to market fluctuation. The change in net unrealized appreciation or depreciation on a Fund’s DCP Liability account is recorded as an increase or decrease to expenses (trustees’ fees and expenses). For the six-month period ended September 30, 2015, such expenses decreased by $1,955 for all applicable Funds presented in

C-15

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

these financial statements as a result of the market value appreciation on such accounts. As of September 30, 2015, the total amount in the DCP Liability accounts for all applicable Funds presented in these financial statements was $14,061.

E. OFFICERS OF THE TRUST

None of the officers of the Trust received compensation from the Trust.

F. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of performance of their duties to the Trust. In addition, the Trust entered into an agreement with each of the trustees which provides that the Trust will indemnify and hold harmless each trustee against any expenses actually and reasonably incurred by any trustee in any proceeding arising out of or in connection with the trustee’s services to the Trust, to the fullest extent permitted by the Trust’s Declaration of Trust and By-Laws, the general trust law of the State of Delaware, the Securities Act of 1933, and the 1940 Act, each as now or hereinafter in force. In the normal course of business, the Trust enters into contracts with service providers and others that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements and agreements is dependent on future claims that may be made against the Trust and/or the trustees and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

8. UNFUNDED SENIOR LOAN COMMITMENTS

Unfunded loan commitments on senior loan participations and assignments (see Note 4), if any, are marked to market daily and valued according to the Trust’s valuation policies and procedures. Any outstanding unfunded loan commitments are presented in the Notes to Schedules of Investments section of each applicable Fund’s Schedule of Investments. Any applicable net unrealized appreciation or depreciation at the end of the reporting period is recorded as an asset (unfunded loan commitment appreciation) or a liability (unfunded loan commitment depreciation) and any change in net unrealized appreciation or depreciation for the reporting period is recorded as a change in net unrealized appreciation or depreciation on unfunded loan commitment. As of September 30, 2015, Pacific Funds Floating Rate Income had an unfunded loan commitment of $377,623 (see details in the Notes to Schedules of Investments).

9. COMMITTED LINE OF CREDIT

The Trust has an unsecured $75,000,000 committed revolving line of credit agreement with The Bank of New York Mellon (the “Bank”), which is renewed annually. The committed line of credit applies to Pacific Funds Floating Rate Income only. The interest rate on borrowing is the higher of the Federal funds effective rate or the overnight Eurodollar rate, plus 1.20%. Pacific Funds Floating Rate Income pays the Bank a commitment fee equal to 0.18% per annum on the daily unused portion of the committed line up to a maximum of $135,000. As of September 30, 2015, the actual interest rate on borrowing by the Trust was 1.32%. The commitment fees and interest incurred by Pacific Funds Floating Rate Income are recorded as an expense. For the six-month period ended September 30, 2015, Pacific Funds Floating Rate Income had no loans outstanding in connection with this line of credit.

10. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments (excluding short-term investments) for the six-month period ended September 30, 2015, are summarized in the following table:

	U.S. Government Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Pacific Funds Portfolio Optimization Conservative	$—	$—	$130,694,722	$144,609,636
Pacific Funds Portfolio Optimization Moderate-Conservative	—	—	153,213,294	160,886,211
Pacific Funds Portfolio Optimization Moderate	—	—	439,296,169	481,871,766
Pacific Funds Portfolio Optimization Growth	—	—	303,022,118	325,478,902
Pacific Funds Portfolio Optimization Aggressive-Growth	—	—	90,298,862	90,472,412
Pacific Funds Short Duration Income	4,504,395	—	62,283,199	35,167,841
Pacific Funds Core Income	17,775,273	20,220,469	206,308,294	164,872,871
Pacific Funds Strategic Income	—	—	168,616,742	79,280,122
Pacific Funds Floating Rate Income	—	—	201,524,650	208,579,424
Pacific Funds Limited Duration High Income	—	—	6,888,292	6,918,359
Pacific Funds High Income	—	—	115,343,665	29,479,114
Pacific Funds Diversified Alternatives	—	—	2,505,994	3,372,458

11. FEDERAL INCOME TAX INFORMATION

Each Fund intends to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code (the “Code”). A Fund that qualifies as a RIC does not have to pay income tax as long as it distributes sufficient taxable income and net capital gains. Each Fund declared and paid sufficient dividends on net investment income and capital gains distributions during the year or period ended March 31, 2015, to qualify as a RIC and is not required to pay Federal income tax under the Code. Accordingly, no provision for Federal income taxes is required in the financial statements. Required distributions are based on net investment income and net realized gains determined in accordance with income tax regulations, which may differ from U.S. GAAP for financial reporting purposes. These differences are primarily due to differing treatments for short-term capital gain distributions received, late year ordinary and post-October capital losses, capital loss carryforwards, and losses deferred due to wash sales. Permanent book and tax differences relating to shareholder distributions will result in reclassifications of capital accounts. In addition, the year in which amounts are distributed may differ from the year in which the net investment income is earned and the net gains are realized by each Fund.

C-16

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

The following table shows the accumulated capital losses and components of distributable earnings on a tax basis, and late year ordinary losses and post-October capital losses deferred, if any, for tax purposes as of March 31, 2015:

		Distributable Earnings		Late-Year Ordinary and Post-October Losses Deferrals
Fund	Accumulated Capital Losses	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Late-Year Ordinary Losses	Short-Term Capital Losses	Long-Term Capital Losses	Total
Pacific Funds Portfolio Optimization Conservative	$—	$26,270	$3,692,720	$664,881	$101,082	$—	$765,963
Pacific Funds Portfolio Optimization Moderate-Conservative	—	—	15,556,423	1,395,844	—	—	1,395,844
Pacific Funds Portfolio Optimization Moderate	—	—	60,451,871	3,647,249	—	—	3,647,249
Pacific Funds Portfolio Optimization Growth	—	—	54,815,418	902,480	—	—	902,480
Pacific Funds Portfolio Optimization Aggressive-Growth	—	1,367,953	3,936,767	—	—	—	—
Pacific Funds Short Duration Income	—	46,847	—	—	171,334	(5,295)	166,039
Pacific Funds Core Income	(3,210,301)	302,592	—	—	—	—	—
Pacific Funds Strategic Income	—	92,351	—	—	515,197	609,691	1,124,888
Pacific Funds Floating Rate Income	(9,880,291)	452,841	—	—	—	—	—
Pacific Funds Limited Duration High Income	—	25,391	—	—	196,210	98,683	294,893
Pacific Funds High Income	—	67,451	—	—	102,501	207,157	309,658
Pacific Funds Diversified Alternatives	—	—	17,498	—	—	—	—
Accumulated capital losses represent net capital loss carryovers as of March 31, 2015 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. The following table shows the amounts of capital loss carryover, if any, by each of the applicable Funds as of March 31, 2015 and capital loss carryover from prior years utilized during the year ended March 31, 2015:

	Unlimited Period of Net Capital Loss Carryover		Accumulated Capital Loss Carryover	Capital Loss Carryover Utilized During the Year Ended March 31, 2015
Fund	Short- Term	Long- Term
Pacific Funds Portfolio Optimization Growth	$—	$—	$—	$5,747,574
Pacific Funds Portfolio Optimization Aggressive-Growth	—	—	—	16,342,075
Pacific Funds Core Income	(1,947,374)	(1,262,927)	(3,210,301)	848,068
Pacific Funds Floating Rate Income	(6,719,153)	(3,161,138)	(9,880,291)	—
Pacific Funds Diversified Alternatives	—	—	—	44

The aggregate cost of investments and the composition of unrealized appreciation and depreciation on investments for Federal income tax purposes as of September 30, 2015, were as follows:

Fund	Total Cost of Investments on Tax Basis (1)	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
Pacific Funds Portfolio Optimization Conservative	$377,944,451	$19,472,454	($7,972,562)	$11,499,892
Pacific Funds Portfolio Optimization Moderate-Conservative	516,967,318	42,258,078	(11,454,361)	30,803,717
Pacific Funds Portfolio Optimization Moderate	1,397,931,134	152,630,891	(28,157,865)	124,473,026
Pacific Funds Portfolio Optimization Growth	953,198,465	120,224,301	(16,051,500)	104,172,801
Pacific Funds Portfolio Optimization Aggressive-Growth	274,848,770	40,655,536	(2,945,006)	37,710,530
Pacific Funds Short Duration Income	168,930,119	703,680	(1,717,769)	(1,014,089)
Pacific Funds Core Income	656,424,452	5,253,530	(19,530,791)	(14,277,261)
Pacific Funds Strategic Income	252,358,408	1,024,064	(15,306,126)	(14,282,062)
Pacific Funds Floating Rate Income	766,992,119	988,932	(13,271,961)	(12,283,029)
Pacific Funds Limited Duration High Income	38,702,245	72,136	(3,075,707)	(3,003,571)
Pacific Funds High Income	141,711,898	230,238	(11,275,913)	(11,045,675)
Pacific Funds Diversified Alternatives	4,924,813	50,709	(220,228)	(169,519)

(1)	The difference between total cost of investments on tax basis and total investments, at cost, as presented in the Statements of Assets and Liabilities is primarily due to wash sale loss deferrals.

Each Fund recognizes the financial statement effects of a tax position taken or expected to be taken in a tax return when it is more likely than not, based on the technical merits, that the position will be sustained upon examination by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax liability for unrecognized tax benefits with a corresponding income tax expense. Management has analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions and has determined that no provision for income tax is required in the financial statements. Each Fund remains subject to examination by Federal and State tax authorities for the returns filed for tax years ended after March 31, 2011.

C-17

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

12. TAX CHARACTER OF DISTRIBUTIONS

The tax character of income and capital gains distributions to shareholders during the six-month period ended September 30, 2015 and the year or period ended March 31, 2015, were as follows:

	For the Six-Month Period Ended September 30, 2015			For the Year or Period Ended March 31, 2015
Fund	Ordinary Income	Long-Term Capital Gains	Total Distributions	Ordinary Income	Long-Term Capital Gains	Total Distributions
Pacific Funds Portfolio Optimization Conservative	$—	$—	$—	$7,338,787	$9,527,590	$16,866,377
Pacific Funds Portfolio Optimization Moderate-Conservative	—	—	—	10,004,845	9,025,060	19,029,905
Pacific Funds Portfolio Optimization Moderate	—	—	—	31,993,315	21,610,601	53,603,916
Pacific Funds Portfolio Optimization Growth	—	—	—	20,924,761	—	20,924,761
Pacific Funds Portfolio Optimization Aggressive-Growth	—	—	—	5,577,616	—	5,577,616
Pacific Funds Short Duration Income	1,245,093	—	1,245,093	2,221,977	140,319	2,362,296
Pacific Funds Core Income	9,284,299	—	9,284,299	13,788,833	—	13,788,833
Pacific Funds Strategic Income	4,090,722	—	4,090,722	6,132,667	586,980	6,719,647
Pacific Funds Floating Rate Income	15,479,614	—	15,479,614	42,313,767	257,129	42,570,896
Pacific Funds Limited Duration High Income	932,866	—	932,866	1,942,957	—	1,942,957
Pacific Funds High Income	3,344,583	—	3,344,583	1,787,150	260,279	2,047,429
Pacific Funds Diversified Alternatives	—	—	—	163,758	403	164,161

13. SHARES OF BENEFICIAL INTEREST

Each Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value. Changes in shares of beneficial interest of each Fund for the six-month period ended September 30, 2015 and the year ended March 31, 2015, were as follows:

	Pacific Funds Portfolio Optimization Conservative		Pacific Funds Portfolio Optimization Moderate-Conservative		Pacific Funds Portfolio Optimization Moderate		Pacific Funds Portfolio Optimization Growth
	Six-Month Period Ended 9/30/2015	Year Ended 3/31/2015	Six-Month Period Ended 9/30/2015	Year Ended 3/31/2015	Six-Month Period Ended 9/30/2015	Year Ended 3/31/2015	Six-Month Period Ended 9/30/2015	Year Ended 3/31/2015
Class A
Shares sold	1,458,698	3,466,839	2,085,765	4,511,260	4,626,144	11,346,310	3,140,966	7,344,971
Dividends and distribution reinvested	—	622,256	—	757,388	—	2,098,409	—	840,587
Shares repurchased	(1,954,476)	(5,817,823)	(2,360,521)	(5,328,482)	(5,997,115)	(12,205,209)	(3,488,631)	(6,259,190)
Net increase (decrease)	(495,778)	(1,728,728)	(274,756)	(59,834)	(1,370,971)	1,239,510	(347,665)	1,926,368
Beginning shares outstanding	15,146,271	16,874,999	21,958,536	22,018,370	59,503,625	58,264,115	39,600,947	37,674,579
Ending shares outstanding	14,650,493	15,146,271	21,683,780	21,958,536	58,132,654	59,503,625	39,253,282	39,600,947
Class B
Shares sold	281,786	472,427	284,614	464,335	671,344	1,304,004	354,952	891,716
Dividends and distribution reinvested	—	118,848	—	121,983	—	319,592	—	110,190
Shares repurchased	(442,813)	(670,159)	(318,929)	(706,515)	(1,034,483)	(1,543,812)	(790,149)	(1,347,223)
Net increase (decrease)	(161,027)	(78,884)	(34,315)	(120,197)	(363,139)	79,784	(435,197)	(345,317)
Beginning shares outstanding	3,436,883	3,515,767	4,110,368	4,230,565	11,344,118	11,264,334	7,829,390	8,174,707
Ending shares outstanding	3,275,856	3,436,883	4,076,053	4,110,368	10,980,979	11,344,118	7,394,193	7,829,390
Class C
Shares sold	1,956,648	3,788,707	1,719,087	3,870,804	3,361,458	8,169,466	1,931,756	4,516,157
Dividends and distribution reinvested	—	627,274	—	566,755	—	1,182,463	—	377,665
Shares repurchased	(2,293,663)	(5,377,695)	(1,895,853)	(3,593,542)	(4,005,912)	(7,439,579)	(2,282,419)	(4,363,712)
Net increase (decrease)	(337,015)	(961,714)	(176,766)	844,017	(644,454)	1,912,350	(350,663)	530,110
Beginning shares outstanding	17,377,797	18,339,511	19,334,445	18,490,428	42,739,143	40,826,793	26,263,498	25,733,388
Ending shares outstanding	17,040,782	17,377,797	19,157,679	19,334,445	42,094,689	42,739,143	25,912,835	26,263,498
Class R
Shares sold	80,982	248,444	55,724	194,385	203,755	513,876	137,812	388,812
Dividends and distribution reinvested	—	45,682	—	18,454	—	64,834	—	27,523
Shares repurchased	(141,012)	(225,527)	(77,675)	(227,585)	(377,859)	(863,813)	(233,821)	(401,135)
Net increase (decrease)	(60,030)	68,599	(21,951)	(14,746)	(174,104)	(285,103)	(96,009)	15,200
Beginning shares outstanding	1,059,101	990,502	547,818	562,564	1,981,585	2,266,688	1,395,676	1,380,476
Ending shares outstanding	999,071	1,059,101	525,867	547,818	1,807,481	1,981,585	1,299,667	1,395,676
Advisor Class
Shares sold	72,078	734,195	119,753	414,065	304,112	1,307,013	242,824	602,354
Dividends and distribution reinvested	—	22,922	—	11,994	—	53,648	—	9,189
Shares repurchased	(315,639)	(398,554)	(101,939)	(216,504)	(366,576)	(1,244,886)	(183,973)	(295,816)
Net increase (decrease)	(243,561)	358,563	17,814	209,555	(62,464)	115,775	58,851	315,727
Beginning shares outstanding	700,990	342,427	441,084	231,529	1,542,047	1,426,272	662,319	346,592
Ending shares outstanding	457,429	700,990	458,898	441,084	1,479,583	1,542,047	721,170	662,319

C-18

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Pacific Funds Portfolio Optimization Aggressive-Growth		Pacific Funds Short Duration Income		Pacific Funds Core Income (1)		Pacific Funds Strategic Income
	Six-Month Period Ended 9/30/2015	Year Ended 3/31/2015	Six-Month Period Ended 9/30/2015	Year Ended 3/31/2015	Six-Month Period Ended 9/30/2015	Year Ended 3/31/2015	Six-Month Period Ended 9/30/2015	Year Ended 3/31/2015
Class A
Shares sold	1,162,471	2,201,261	1,862,520	3,918,230	4,237,754	7,322,424	2,137,093	3,534,856
Dividends and distribution reinvested	—	216,733	36,480	86,530	283,838	524,939	102,341	208,390
Shares repurchased	(930,191)	(1,867,373)	(1,430,886)	(5,061,616)	(3,950,637)	(8,341,806)	(1,026,643)	(2,367,604)
Net increase (decrease)	232,280	550,621	468,114	(1,056,856)	570,955	(494,443)	1,212,791	1,375,642
Beginning shares outstanding	11,180,714	10,630,093	4,678,679	5,735,535	20,239,885	20,734,328	4,758,815	3,383,173
Ending shares outstanding	11,412,994	11,180,714	5,146,793	4,678,679	20,810,840	20,239,885	5,971,606	4,758,815
Class B
Shares sold	163,797	276,076
Dividends and distribution reinvested	—	29,761
Shares repurchased	(294,363)	(526,825)
Net increase (decrease)	(130,566)	(220,988)
Beginning shares outstanding	2,302,140	2,523,128
Ending shares outstanding	2,171,574	2,302,140
Class C
Shares sold	654,060	1,957,244	1,024,713	1,766,299	1,851,596	8,301,714	1,016,235	2,496,412
Dividends and distribution reinvested	—	89,177	16,206	34,464	174,212	281,557	64,073	139,977
Shares repurchased	(734,700)	(1,780,108)	(529,411)	(1,036,872)	(1,942,193)	(3,062,232)	(588,032)	(756,671)
Net increase (decrease)	(80,640)	266,313	511,508	763,891	83,615	5,521,039	492,276	1,879,718
Beginning shares outstanding	7,089,451	6,823,138	3,039,333	2,275,442	17,049,183	11,528,144	3,976,280	2,096,562
Ending shares outstanding	7,008,811	7,089,451	3,550,841	3,039,333	17,132,798	17,049,183	4,468,556	3,976,280
Class I
Shares sold			32,389	105,386	82,756	325,300	17,271	38,888
Dividends and distribution reinvested			1,637	2,418	6,025	6,319	2,657	8,031
Shares repurchased			(5,966)	(55,548)	(65,048)	(90,359)	(17,457)	(68,999)
Net increase (decrease)			28,060	52,256	23,733	241,260	2,471	(22,080)
Beginning shares outstanding			145,895	93,639	352,452	111,192	129,145	151,225
Ending shares outstanding			173,955	145,895	376,185	352,452	131,616	129,145
Class P
Shares sold					1,632,780
Dividends and distribution reinvested					21,326
Shares repurchased					(55,123)
Net increase (decrease)					1,598,983
Beginning shares outstanding					—
Ending shares outstanding					1,598,983
Class R
Shares sold	60,361	161,755
Dividends and distribution reinvested	—	9,683
Shares repurchased	(116,934)	(145,571)
Net increase (decrease)	(56,573)	25,867
Beginning shares outstanding	564,057	538,190
Ending shares outstanding	507,484	564,057
Advisor Class
Shares sold	211,487	290,948	4,142,846	9,479,480	8,174,902	18,154,740	7,982,972	8,799,280
Dividends and distribution reinvested	—	7,247	48,261	76,163	267,762	338,574	183,572	193,732
Shares repurchased	(65,297)	(67,997)	(1,773,493)	(5,484,758)	(6,722,415)	(4,700,822)	(2,154,098)	(3,666,388)
Net increase (decrease)	146,190	230,198	2,417,614	4,070,885	1,720,249	13,792,492	6,012,446	5,326,624
Beginning shares outstanding	408,691	178,493	4,987,783	916,898	20,296,488	6,503,996	6,156,898	830,274
Ending shares outstanding	554,881	408,691	7,405,397	4,987,783	22,016,737	20,296,488	12,169,344	6,156,898

C-19

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Pacific Funds Floating Rate Income		Pacific Funds Limited Duration High Income		Pacific Funds High Income (2)		Pacific Funds Diversified Alternatives
	Six-Month Period Ended 9/30/2015	Year Ended 3/31/2015	Six-Month Period Ended 9/30/2015	Year Ended 3/31/2015	Six-Month Period Ended 9/30/2015	Year Ended 3/31/2015	Six-Month Period Ended 9/30/2015	Year Ended 3/31/2015
Class A
Shares sold	2,979,635	8,110,113	150,343	405,840	222,179	458,964	23,144	157,611
Dividends and distribution reinvested	416,290	1,150,085	15,008	42,690	12,851	41,249	—	3,341
Shares repurchased	(3,824,938)	(23,664,874)	(265,135)	(558,876)	(199,806)	(511,372)	(23,951)	(15,416)
Net increase (decrease)	(429,013)	(14,404,676)	(99,784)	(110,346)	35,224	(11,159)	(807)	145,536
Beginning shares outstanding	21,345,550	35,750,226	738,720	849,066	562,927	574,086	146,536	1,000
Ending shares outstanding	20,916,537	21,345,550	638,936	738,720	598,151	562,927	145,729	146,536
Class C
Shares sold	1,565,658	5,548,363	76,256	256,137	59,615	191,835	25,053	87,119
Dividends and distribution reinvested	273,176	689,369	7,389	15,995	8,818	29,261	—	1,296
Shares repurchased	(2,483,328)	(8,792,080)	(108,448)	(129,219)	(117,577)	(171,371)	(5,800)	(33,165)
Net increase (decrease)	(644,494)	(2,554,348)	(24,803)	142,913	(49,144)	49,725	19,253	55,250
Beginning shares outstanding	17,866,268	20,420,616	382,326	239,413	517,586	467,861	56,250	1,000
Ending shares outstanding	17,221,774	17,866,268	357,523	382,326	468,442	517,586	75,503	56,250
Class I
Shares sold	2,995,943	9,568,161	1,887	1,764	213	842
Dividends and distribution reinvested	204,307	516,742	57,404	117,558	533	48,549
Shares repurchased	(991,350)	(10,493,871)	(1,107)	(11,785)	(899)	(878,631)
Net increase (decrease)	2,208,900	(408,968)	58,184	107,537	(153)	(829,240)
Beginning shares outstanding	8,768,481	9,177,449	2,283,057	2,175,520	23,164	852,404
Ending shares outstanding	10,977,381	8,768,481	2,341,241	2,283,057	23,011	23,164
Class P
Shares sold	9,313	50,628			9,899,040	3,744,725
Dividends and distribution reinvested	1,052	2,348			298,273	42,964
Shares repurchased	(39,129)	(8,145)			(1,666,596)	(45,390)
Net increase (decrease)	(28,764)	44,831			8,530,717	3,742,299
Beginning shares outstanding	68,507	23,676			3,742,299	—
Ending shares outstanding	39,743	68,507			12,273,016	3,742,299
Advisor Class
Shares sold	5,972,774	19,718,929	313,441	495,955	31,756	784,324	36,368	221,961
Dividends and distribution reinvested	523,348	1,335,612	16,323	15,223	7,735	24,534	—	11,619
Shares repurchased	(6,746,584)	(29,226,022)	(235,887)	(102,640)	(103,520)	(718,744)	(145,033)	(55,043)
Net increase (decrease)	(250,462)	(8,171,481)	93,877	408,538	(64,029)	90,114	(108,665)	178,537
Beginning shares outstanding	26,744,813	34,916,294	590,732	182,194	363,028	272,914	376,537	198,000
Ending shares outstanding	26,494,351	26,744,813	684,609	590,732	298,999	363,028	267,872	376,537

(1)	The Class P shares of the Pacific Funds Core Income commenced operations on April 27, 2015.
(2)	The Class P shares of the Pacific Funds High Income commenced operations on January 14, 2015.

C-20

PACIFIC FUNDS

DISCLOSURE OF FUND EXPENSES

(Unaudited)

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur two types of costs: (1) transactions costs such as initial sales charges (loads) on purchase payments and/or contingent deferred sales charges on redemptions; and (2) ongoing costs, which include advisory fees, administration fees, distribution and/or service fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in each fund and to compare these costs with those of other mutual funds. The example is based on an investment of $1,000.00 made at the beginning of the period and held for the entire six-month period from April 1, 2015 to September 30, 2015.

ACTUAL EXPENSES

The first section of the table for each fund entitled “Actual Fund Return”, provides information about actual account values and actual expenses based on each fund’s actual performance and each fund’s actual expenses, after any applicable fee waivers and expense reimbursements (See Notes 6 and 7B in Notes to Financial Statements). The “Ending Account Value at 09/30/15” column shown is derived from the fund’s actual performance; the “Annualized Expense Ratio” column shows the fund’s actual annualized expense ratio; and the “Expenses Paid During the Period 04/01/15-09/30/15” column shows the dollar amount that would have been paid by you. All the information illustrated in the following table is based on the past six-month period from April 1, 2015 to September 30, 2015.

You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, for each fund in your account, simply divide that fund’s value by $1,000.00 (for example, an $8,600.00 fund value divided by $1,000.00 = 8.6), then multiply the result by the number given for your fund(s) in the “Expenses Paid During the Period 04/01/15-09/30/15.”

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table for each fund, entitled “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on a 5% per year hypothetical rate of return and actual fund’s expenses, after any applicable fee waivers and expense reimbursements (See Notes 6 and 7B in Notes to Financial Statements). It assumes that the fund had an annual 5% rate of return before expenses, but that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account values or expenses you paid for the period.

You may use the hypothetical example information to compare the ongoing costs of investing in the fund compared to other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as initial sales charges (loads) or contingent deferred sales charges. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these other costs were included, your costs would have been higher.

	Beginning Account Value at 04/01/15	Ending Account Value at 09/30/15	Annualized Expense Ratio	Expenses Paid During the Period 04/01/15 - 09/30/15 (1)
Pacific Funds Portfolio Optimization Conservative (2)
Actual Fund Return
Class A	$1,000.00	$958.10	0.60%	$2.94
Class B	1,000.00	953.80	1.35%	6.59
Class C	1,000.00	953.80	1.35%	6.59
Class R	1,000.00	957.00	0.85%	4.16
Advisor Class	1,000.00	959.00	0.35%	1.71
Hypothetical
Class A	$1,000.00	$1,022.00	0.60%	$3.03
Class B	1,000.00	1,018.25	1.35%	6.81
Class C	1,000.00	1,018.25	1.35%	6.81
Class R	1,000.00	1,020.75	0.85%	4.29
Advisor Class	1,000.00	1,023.25	0.35%	1.77
Pacific Funds Portfolio Optimization Moderate-Conservative (2)
Actual Fund Return
Class A	$1,000.00	$953.20	0.60%	$2.93
Class B	1,000.00	949.40	1.35%	6.58
Class C	1,000.00	949.40	1.35%	6.58
Class R	1,000.00	952.20	0.85%	4.15
Advisor Class	1,000.00	954.80	0.35%	1.71
Hypothetical
Class A	$1,000.00	$1,022.00	0.60%	$3.03
Class B	1,000.00	1,018.25	1.35%	6.81
Class C	1,000.00	1,018.25	1.35%	6.81
Class R	1,000.00	1,020.75	0.85%	4.29
Advisor Class	1,000.00	1,023.25	0.35%	1.77
Pacific Funds Portfolio Optimization Moderate (2)
Actual Fund Return
Class A	$1,000.00	$940.80	0.60%	$2.91
Class B	1,000.00	936.90	1.35%	6.54
Class C	1,000.00	936.80	1.35%	6.54
Class R	1,000.00	940.10	0.85%	4.12
Advisor Class	1,000.00	942.30	0.35%	1.70
Hypothetical
Class A	$1,000.00	$1,022.00	0.60%	$3.03
Class B	1,000.00	1,018.25	1.35%	6.81
Class C	1,000.00	1,018.25	1.35%	6.81
Class R	1,000.00	1,020.75	0.85%	4.29
Advisor Class	1,000.00	1,023.25	0.35%	1.77
Pacific Funds Portfolio Optimization Growth (2)
Actual Fund Return
Class A	$1,000.00	$928.90	0.60%	$2.89
Class B	1,000.00	925.10	1.35%	6.50
Class C	1,000.00	924.90	1.35%	6.50
Class R	1,000.00	928.20	0.85%	4.10
Advisor Class	1,000.00	930.30	0.35%	1.69
Hypothetical
Class A	$1,000.00	$1,022.00	0.60%	$3.03
Class B	1,000.00	1,018.25	1.35%	6.81
Class C	1,000.00	1,018.25	1.35%	6.81
Class R	1,000.00	1,020.75	0.85%	4.29
Advisor Class	1,000.00	1,023.25	0.35%	1.77

See explanation of references on page D-2

D-1

PACIFIC FUNDS

DISCLOSURE OF FUND EXPENSES (Continued)

(Unaudited)

	Beginning Account Value at 04/01/15	Ending Account Value at 09/30/15	Annualized Expense Ratio	Expenses Paid During the Period 04/01/15 - 09/30/15 (1)
Pacific Funds Portfolio Optimization Aggressive-Growth (2)
Actual Fund Return
Class A	$1,000.00	$919.90	0.60%	$2.88
Class B	1,000.00	914.60	1.35%	6.46
Class C	1,000.00	914.50	1.35%	6.46
Class R	1,000.00	918.20	0.85%	4.08
Advisor Class	1,000.00	921.20	0.35%	1.68
Hypothetical
Class A	$1,000.00	$1,022.00	0.60%	$3.03
Class B	1,000.00	1,018.25	1.35%	6.81
Class C	1,000.00	1,018.25	1.35%	6.81
Class R	1,000.00	1,020.75	0.85%	4.29
Advisor Class	1,000.00	1,023.25	0.35%	1.77
Pacific Funds Short Duration Income
Actual Fund Return
Class A	$1,000.00	$994.30	0.85%	$4.24
Class C	1,000.00	990.60	1.60%	7.96
Class I	1,000.00	995.70	0.55%	2.74
Advisor Class	1,000.00	995.50	0.60%	2.99
Hypothetical
Class A	$1,000.00	$1,020.75	0.85%	$4.29
Class C	1,000.00	1,017.00	1.60%	8.07
Class I	1,000.00	1,022.25	0.55%	2.78
Advisor Class	1,000.00	1,022.00	0.60%	3.03
Pacific Funds Core Income (3)
Actual Fund Return
Class A	$1,000.00	$975.40	0.95%	$4.69
Class C	1,000.00	971.70	1.70%	8.38
Class I	1,000.00	976.90	0.65%	3.21
Class P (3)	1,000.00	969.70	0.70%	2.96
Advisor Class	1,000.00	976.70	0.70%	3.46
Hypothetical
Class A	$1,000.00	$1,020.25	0.95%	$4.80
Class C	1,000.00	1,016.50	1.70%	8.57
Class I	1,000.00	1,021.75	0.65%	3.29
Class P (3)	1,000.00	1,021.50	0.70%	3.54
Advisor Class	1,000.00	1,021.50	0.70%	3.54
Pacific Funds Strategic Income
Actual Fund Return
Class A	$1,000.00	$965.40	1.05%	$5.16
Class C	1,000.00	961.70	1.80%	8.83
Class I	1,000.00	965.70	0.75%	3.69
Advisor Class	1,000.00	965.70	0.80%	3.93
Hypothetical
Class A	$1,000.00	$1,019.75	1.05%	$5.30
Class C	1,000.00	1,016.00	1.80%	9.07
Class I	1,000.00	1,021.25	0.75%	3.79
Advisor Class	1,000.00	1,021.00	0.80%	4.04

	Beginning Account Value at 04/01/15	Ending Account Value at 09/30/15	Annualized Expense Ratio	Expenses Paid During the Period 04/01/15 - 09/30/15 (1)
Pacific Funds Floating Rate Income
Actual Fund Return
Class A	$1,000.00	$997.80	1.12%	$5.59
Class C	1,000.00	994.10	1.87%	9.32
Class I	1,000.00	999.40	0.82%	4.10
Class P	1,000.00	999.10	0.87%	4.35
Advisor Class	1,000.00	999.10	0.87%	4.35
Hypothetical
Class A	$1,000.00	$1,019.40	1.12%	$5.65
Class C	1,000.00	1,015.65	1.87%	9.42
Class I	1,000.00	1,020.90	0.82%	4.14
Class P	1,000.00	1,020.65	0.87%	4.39
Advisor Class	1,000.00	1,020.65	0.87%	4.39
Pacific Funds Limited Duration High Income
Actual Fund Return
Class A	$1,000.00	$969.20	1.08%	$5.32
Class C	1,000.00	965.50	1.83%	8.99
Class I	1,000.00	970.70	0.78%	3.84
Advisor Class	1,000.00	969.40	0.83%	4.09
Hypothetical
Class A	$1,000.00	$1,019.60	1.08%	$5.45
Class C	1,000.00	1,015.85	1.83%	9.22
Class I	1,000.00	1,021.10	0.78%	3.94
Advisor Class	1,000.00	1,020.85	0.83%	4.19
Pacific Funds High Income
Actual Fund Return
Class A	$1,000.00	$947.10	1.05%	$5.11
Class C	1,000.00	943.40	1.80%	8.75
Class I	1,000.00	949.20	0.75%	3.65
Class P	1,000.00	948.00	0.80%	3.90
Advisor Class	1,000.00	948.30	0.80%	3.90
Hypothetical
Class A	$1,000.00	$1,019.75	1.05%	$5.30
Class C	1,000.00	1,016.00	1.80%	9.07
Class I	1,000.00	1,021.25	0.75%	3.79
Class P	1,000.00	1,021.00	0.80%	4.04
Advisor Class	1,000.00	1,021.00	0.80%	4.04
Pacific Funds Diversified Alternatives (2)
Actual Fund Return
Class A	$1,000.00	$973.00	0.85%	$4.19
Class C	1,000.00	969.70	1.60%	7.88
Advisor Class	1,000.00	975.00	0.60%	2.96
Hypothetical
Class A	$1,000.00	$1,020.75	0.85%	$4.29
Class C	1,000.00	1,017.00	1.60%	8.07
Advisor Class	1,000.00	1,022.00	0.60%	3.03

(1)	Expenses paid during the period are equal to the fund’s annualized expense ratio (shown in table above), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year or applicable period, then divided by 366 days.
(2)	The annualized expense ratios for the Portfolio Optimization Funds and Pacific Funds Diversified Alternatives do not include fees and expenses of the PF Underlying Funds, the Class P shares of Pacific Funds Core Income, Pacific Funds Floating Rate Income, and Pacific Funds High Income in which the Portfolio Optimization Funds and Pacific Funds Diversified Alternatives invest (see Note 1 in Notes to Financial Statements).
(3)	The Class P shares of Pacific Funds Core Income commenced operations on April 27, 2015. The actual fund return and expenses paid during the period for Class P shares was for the period April 27, 2015 to September 30, 2015, instead of the entire six-month period. The hypothetical return and expenses paid during the period are based on the entire six-month period for comparison purposes.

D-2

PACIFIC FUNDS

WHERE TO GO FOR MORE INFORMATION

(Unaudited)

Availability of Quarterly Holdings

The Trust files Form N-Q (complete schedules of fund holdings) with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year not later than 60 days after the close of the applicable quarter end. The Trust’s Form N-Q, (when required) is filed pursuant to applicable regulations and is available after filing (i) on the SEC’s website at http://www.sec.gov; (ii) for review and copying at the SEC’s Public Reference Room in Washington, D.C. (information on the operations of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330); and (iii) on the Trust’s website at https://www.pacificlife.com/pacificfunds.html. The SEC may charge you a fee for this information.

Availability of Proxy Voting Record

By August 31 of each year, the Trust files information regarding how the Trust’s fund managers voted proxies relating to fund securities during the most recent twelve-month period ended June 30. Such information is available after filing on the Trust’s’ website and on the SEC’s website noted below.

Information Relating to Investments Held by the Trust

For complete descriptions of the various securities and other instruments held by the Trust and their risks, please see the Trust’s prospectus and Statement of Additional Information (“SAI”). For a description of bond ratings, please see the Trust’s SAI. The prospectus and SAI are available as noted below.

Availability of Proxy Voting Policies

A description of the Proxy Voting Policies and Procedures that the Trust uses to determine how to vote proxies relating to fund securities is described in the Trust’s SAI.

How to obtain Information

The Trust’s prospectus, SAI (including Proxy Voting Policies) and the PF Underlying Funds’ annual and semi-annual reports are available:

•	On the Trust’s website at https://www.pacificlife.com/pacificfunds.html

•	On the SEC’s website at http://www.sec.gov

•	Upon request by calling, without charge, 1-800-722-2333, 7 a.m. through 5 p.m. Pacific Time

D-3

PF Underlying Funds

Semi-Annual Report

As of September 30, 2015

PACIFIC FUNDS

SEMI-ANNUAL REPORT

AS OF SEPTEMBER 30, 2015

PACIFIC FUNDSSM

PF FLOATING RATE LOAN FUND

Schedule of Investments

September 30, 2015 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.0%

Consumer Discretionary - 0.0%

Education Management Corp Series A1 * +	1,358	$18,279

Total Convertible Preferred Stocks (Cost $964)		18,279

COMMON STOCKS - 0.0%

Consumer Discretionary - 0.0%

Education Management Corp +	1,220,450	—

Total Common Stocks (Cost $693)		—

	Principal Amount
SENIOR LOAN NOTES - 95.7%

Consumer Discretionary - 24.3%

99 Cents Only Stores Tranche B-2 4.500% due 01/11/19 §	$287,610	232,381
Acosta Inc Term B 4.250% due 09/26/21 §	399,000	395,708
Affinia Group Inc Tranche B-2 4.750% due 04/27/20 §	498,999	500,715
Altice France SA Term B-5 4.000% due 07/29/22 §	50,000	49,393
Amaya Holdings BV Term B (1st Lien) 5.000% due 08/01/21 §	566,268	561,446
Ancestry.com Inc 5.000% due 08/29/22 §	150,000	149,438
Answers Corp (1st Lien) 6.250% due 10/01/21 §	148,875	108,679
ARG IH Corp 4.764% due 11/15/20 §	488,044	489,715
Ascena Retail Group Inc Tranche B 5.250% due 08/21/22 §	200,000	193,167
Ascend Learning LLC (1st Lien) 5.500% due 07/31/19 §	669,850	671,804
Asurion LLC (2nd Lien) 8.500% due 03/03/21 §	125,000	113,531
Tranche B-1 5.000% due 05/24/19 §	480,570	459,095
Tranche B-4 5.000% due 08/04/22 §	598,500	568,762
Auction.Com LLC 6.000% due 05/12/19 §	124,375	124,297
Bass Pro Group LLC 4.000% due 06/05/20 §	248,750	248,024
Block Communications Inc Term B 4.000% due 11/07/21 §	24,750	24,874
Burlington Coat Factory Warehouse Corp Term B-3 4.250% due 08/13/21 §	69,813	69,987
Caesars Entertainment Operating Co Inc Term B-6 1.500% due 03/01/17 * § Ω	217,047	203,327
Campaign Monitor Finance Property Ltd 6.250% due 03/18/21 §	98,500	98,131
Charter Communications Operating LLC Term I 3.500% due 01/23/23 §	250,000	248,848
Cirque Du Soleil (1st Lien) 5.000% due 07/08/22 §	50,000	50,183
Cumulus Media Holdings Inc 4.250% due 12/23/20 §	540,607	471,679

	Principal Amount	Value
David’s Bridal Inc 5.250% due 10/11/19 §	$71,658	$63,507
Dayco Products LLC 5.250% due 12/12/19 §	297,234	297,792
Education Management II LLC Tranche A 5.500% due 07/02/20 § +	101,866	48,763
Tranche B 8.500% due 07/02/20 § +	175,432	46,104
Entravision Communications Corp Tranche B 3.500% due 05/31/20 §	90,250	89,272
Extreme Reach Inc (1st Lien) 6.750% due 02/07/20 §	87,400	87,126
Fender Musical Instruments Corp 5.750% due 04/03/19 §	30,125	30,134
Getty Images Inc 4.750% due 10/18/19 §	956,126	626,661
Go Daddy Operating Co LLC 4.250% due 05/13/21 §	556,191	556,886
Horizon Global Corp Term B 7.000% due 06/30/21 §	49,375	48,881
Hubbard radio LLC 4.250% due 05/27/22 §	73,958	73,681
iHeartCommunications Inc Tranche D 6.944% due 01/30/19 §	367,529	305,968
Tranche E 7.694% due 07/30/19 §	118,204	99,143
J Crew Group Inc 4.000% due 03/05/21 §	395,000	306,537
Jo-Ann Stores Inc Term B 4.000% due 03/16/18 §	536,124	529,753
KC MergerSub Inc (1st Lien) 6.000% due 08/12/22 §	100,000	98,500
Landry’s Inc 4.000% due 04/30/18 §	7,564	7,576
Laureate Education Inc 5.000% due 06/15/18 §	288,675	257,642
McGraw-Hill Global Education Holdings LLC Term B 4.750% due 03/22/19 §	83,448	83,787
MediArena Acquisition BV Term B (1st Lien) 6.750% due 08/13/21 §	198,622	193,780
Michaels Stores Inc 4.000% due 01/28/20 §	123,750	123,917
Term B 3.750% due 01/28/20 §	317,688	317,456
New Red Finance Inc Term B-2 (Canada) 3.750% due 12/10/21 §	881,824	881,427
Nord Anglia Education Finance LLC 5.000% due 03/31/21 §	496,231	489,408
Party City Holdings Inc 4.250% due 08/06/22 §	275,000	275,115
Pilot Travel Centers LLC Tranche B 4.250% due 10/01/21 §	272,250	273,847
Pinnacle Entertainment Inc Tranche B-2 3.750% due 08/13/20 §	41,023	41,056
ProQuest LLC 5.250% due 10/24/21 §	99,249	99,704
Scientific Games International Inc 6.000% due 10/18/20 §	466,688	461,904
Scientific Games Term B-2 6.000% due 10/01/21 §	124,063	122,775
Serta Simons Holdings LLC Term B 4.250% due 10/01/19 §	939,808	941,627
Springer Science Business Media Two GmbH Term B9 (Germany) 4.750% due 08/14/20 §	349,000	350,309
SRAM LLC Term B 4.000% due 04/04/20 §	191,911	186,873

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF FLOATING RATE LOAN FUND

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
Steinway Musical Instruments Inc (1st Lien) 4.750% due 09/19/19 §	$293,274	$293,916
SurveyMonkey.com LLC 6.250% due 02/07/19 §	496,183	488,740
The Goodyear Tire & Rubber Co (2nd Lien) 3.750% due 04/30/19 §	1,187,500	1,191,752
The Men’s Wearhouse Inc Tranche B 4.500% due 06/18/21 §	125,636	125,871
The Neiman Marcus Group Inc 4.250% due 10/25/20 §	540,396	530,110
The Servicemaster Co LLC 4.250% due 07/01/21 §	497,487	498,465
TI Group Automotive Systems LLC 4.500% due 06/30/22 §	150,000	147,500
Town Sports International LLC 4.500% due 11/15/20 §	141,207	88,254
Toys ‘R’ US Property Co I LLC 6.000% due 08/21/19 §	471,635	440,586
Travelport Finance SARL (Luxembourg) 5.750% due 09/08/20 §	303,036	302,633
TWCC Holding Corp (2nd Lien) 7.000% due 06/26/20 §	100,000	94,125
Term B-1 5.750% due 02/11/17 §	348,278	345,993
Univision Communications Inc (1st Lien) 4.000% due 03/01/20 §	560,339	556,215
Wash MultiFamily Acquisition Inc (1st Lien)
4.250% due 04/30/22 §	21,221	21,009
4.250% due 04/30/22 §	3,716	3,679
Weight Watchers International Inc Tranche B-2 4.000% due 04/02/20 §	755,625	410,871
Zuffa LLC 3.750% due 02/25/20 §	492,410	486,747

		20,476,561

Consumer Staples - 10.4%

AdvancePierre Foods Inc (1st Lien) 5.750% due 07/10/17 §	439,536	440,426
Albertson’s LLC Term B-2 5.375% due 03/21/19 §	1,215,039	1,216,833
Charger OpCo BV Term B-1 (Netherlands) 4.250% due 07/02/22 §	291,750	292,389
Clearwater Seafoods Ltd Partnership Term B (Canada) 4.753% due 06/26/19 §	428,973	429,866
Del Monte Foods Inc (1st Lien) 4.250% due 02/18/21 §	398,987	379,038
Dole Food Co Inc Tranche B 4.500% due 11/01/18 §	534,492	533,823
Flavors Holdings Inc Tranche B (1st Lien) 6.750% due 04/03/20 §	95,000	90,725
High Liner Foods Inc (Canada) 4.250% due 04/24/21 §	98,500	98,397
JBS USA LLC 1.500% due 07/10/23 §	75,000	75,046
NBTY Inc Term B-2 3.500% due 10/01/17 §	325,000	323,619
New Albertson’s Inc Term B 4.750% due 06/30/21 §	1,141,375	1,141,232
Post Holdings Inc 3.750% due 06/02/21 §	17,790	17,815
Reynolds Group Holdings
4.500% due 12/01/18 §	566,389	567,452
Spectrum Brands Inc 3.813% due 06/23/22 §	211,539	212,547
Supervalu Inc 4.500% due 03/21/19 §	1,448,327	1,453,593

	Principal Amount	Value
The Sun Products Corp Tranche B 5.500% due 03/23/20 §	$266,932	$252,251
US Foods Inc 4.500% due 03/31/19 §	1,248,787	1,249,563

		8,774,615

Energy - 7.5%

Alpha Natural Resources Inc Term B 3.500% due 05/22/20 * § Ω	73,313	34,029
Arch Coal Inc 6.250% due 05/16/18 §	387,202	218,446
Bronco Midstream Funding LLC 5.000% due 08/15/20 §	956,086	903,501
Chesapeake Finance 2 Ltd Tranche B 4.250% due 09/30/20 §	49,250	48,819
CITGO Holding Inc 9.500% due 05/12/18 §	193,947	191,361
CITGO Petroleum Corp Term B 4.500% due 07/29/21 §	1,014,750	1,008,408
Drillships Ocean Ventures Inc 5.500% due 07/25/21 §	148,500	99,031
Energy Transfer Equity LP
3.250% due 12/02/19 §	225,000	217,969
4.000% due 12/02/19 §	46,471	45,841
Fieldwood Energy LLC
3.875% due 10/01/18 §	1,112,467	955,331
(2nd Lien)
8.375% due 09/30/20 §	200,000	57,833
MEG Energy Corp (Canada) 3.750% due 03/31/20 §	1,050,397	983,217
Obsidian Natural Gas Trust 7.000% due 11/02/15 §	45,297	45,241
Samson Investment Co Tranche 1 (2nd Lien) 4.000% due 09/25/18 * § Ω	100,000	14,750
Seadrill Operating LP 4.000% due 02/21/21 §	491,558	301,817
Sheridan Investment Partners I LLC Tranche B-2 4.250% due 10/01/19 §	443,112	344,520
Sheridan Investment Partners II LP
4.250% due 12/11/20 §	413,078	309,808
4.250% due 12/16/20 §	21,430	16,073
Term A2
4.250% due 12/11/20 §	57,462	43,097
Sheridan Production Partners I-A LP Tranche B-2 4.250% due 10/01/19 §	58,716	45,652
Sheridan Production Partners I-M LP Tranche B-2 4.250% due 10/01/19 §	35,864	27,884
Targa Resources Corp 5.750% due 02/27/22 §	37,209	37,256
Tervita Corp 6.250% due 05/15/18 §	450,258	352,046

		6,301,930

Financials - 8.3%

Alliant Holdings I LLC 4.500% due 08/12/22 §	225,000	224,438
Altisource Solutions SARL Term B 4.500% due 12/09/20 §	320,118	284,905
American Beacon Advisors Inc Term B 5.500% due 03/15/22 §	49,875	50,124
Amwins Group LLC (1st Lien) 5.250% due 09/06/19 §	121,750	122,311
Armor Holding II LLC (1st Lien) 5.750% due 06/26/20 §	496,132	493,444
Citco Funding LLC 4.250% due 06/29/18 §	527,386	528,266
Corporate Capital Trust Inc Term B 4.000% due 05/20/19 §	222,120	222,120
DTZ Worldwide Ltd 4.250% due 11/04/21 §	249,375	247,310

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF FLOATING RATE LOAN FUND

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
First Data Corp
3.696% due 03/23/18 §	$623,620	$619,187
3.696% due 09/24/18 §	200,000	198,646
Term C1
3.946% due 07/08/22 §	100,000	99,538
Guggenheim Partners Investment Management Holdings LLC 4.250% due 07/22/20 §	1,264,161	1,266,268
Hamilton Lane Advisors LLC 4.250% due 07/08/22 §	50,000	50,109
Harbourvest Partners LP 3.250% due 02/04/21 §	307,898	307,128
ION Trading Technologies SARL Tranche B-1 (Luxembourg) 4.250% due 06/10/21 §	204,412	202,879
MCS AMS Sub-Holdings LLC 7.500% due 10/15/19 § +	66,563	46,015
NXT Capital Inc 6.250% due 05/29/20 §	74,619	74,806
Ocwen Loan Servicing LLC 5.000% due 02/15/18 §	632,746	632,944
PGX Holdings Inc (1st Lien) 5.750% due 09/29/20 §	236,560	237,398
RCS Capital Corp (1st Lien) 7.500% due 04/29/19 §	226,096	214,791
Salient Partners LP 7.500% due 06/09/21 §	99,750	98,254
USI Inc 4.250% due 12/27/19 §	298,477	296,363
Walker & Dunlop Inc 5.250% due 12/20/20 §	271,651	272,330
Walter Investment Management Corp Tranche B 4.750% due 12/18/20 §	268,290	249,733

		7,039,307

Health Care - 12.1%

Acadia Healthcare Co Inc Tranche B 4.250% due 02/11/22 §	24,813	24,974
ADMI Corp 5.500% due 04/29/22 §	49,875	50,228
Alere Inc Term B 4.250% due 06/20/22 §	199,500	199,915
AMAG Pharmaceuticals Inc 4.750% due 08/17/21 §	100,000	99,375
Amneal Pharmaceuticals LLC Term B 4.500% due 11/01/19 §	502,440	504,010
Ardent Legacy Acquisitions Inc 6.500% due 08/04/21 §	50,000	50,125
Auris Luxembourg III SARL Facility B4 4.250% due 01/17/22 §	99,501	99,749
Aveta Inc 9.750% due 12/30/17 §	46,847	35,135
BioScrip Inc
6.500% due 07/31/20 §	75,000	70,500
Term B
6.500% due 07/31/20 §	125,000	117,500
Carecore National LLC 5.500% due 03/05/21 §	471,224	454,731
CHS/Community Health Systems Inc
Term G
3.750% due 12/31/19 §	341,709	341,923
Term H
4.000% due 01/27/21 §	628,739	630,049
CPI Buyer LLC (1st Lien) 4.500% due 08/16/21 §	298,124	295,143
Endo Luxembourg Finance Co I SARL Term B (Luxembourg) 3.750% due 06/27/22 §	300,000	299,602
Global Healthcare Exchange LLC 5.500% due 08/15/22 §	100,000	100,125
Horizon Pharma Inc 4.500% due 05/07/21 §	325,000	323,917

	Principal Amount	Value
Indivior Finance SARL (United Kingdom) 7.000% due 12/19/19 §	$144,375	$138,780
InVentiv Health Inc Term B-4 7.750% due 05/15/18 §	963,957	964,358
JLL/Delta Dutch Newco BV
4.250% due 03/11/21 §	493,750	487,455
Kindred Healthcare Inc 4.250% due 04/09/21 §	1,189,962	1,188,951
Millennium Laboratories LLC Tranche B 5.250% due 04/16/21 §	765,313	242,987
MMM Holdings Inc 9.750% due 12/12/17 §	64,439	48,329
National Mentor Holdings Inc Tranche B 4.250% due 01/31/21 §	49,250	49,173
Onex Carestream Finance LP (1st Lien) 5.000% due 06/07/19 §	924,447	890,474
Pharmaceutical Product Development Inc 4.250% due 08/18/22 §	423,938	421,244
Physio-Control International Inc Term B (1st Lien) 5.500% due 12/30/99 §	50,000	49,750
Radnet Management Inc Tranche B 4.250% due 10/10/18 §	24,342	24,266
RegionalCare Hospital Partners Inc (1st Lien) 5.250% due 04/23/19 §	297,739	296,064
Steward Health Care System LLC 6.750% due 04/10/20 §	491,206	490,746
Truven Health Analytics Inc Term B 4.500% due 05/31/19 §	194,023	192,868
Valeant Pharmaceuticals Series F-1 Tranche B 4.000% due 04/01/22 §	995,000	986,035

		10,168,481

Industrials - 13.3%

Accudyne Industries LLC 4.000% due 12/13/19 §	686,530	629,891
AlixPartners LLP 4.500% due 07/15/22 §	75,000	75,012
Ameriforge Group Inc (1st Lien) 5.000% due 12/19/19 §	369,198	256,593
Ceridian HCM Holding Inc 4.500% due 09/15/20 §	73,624	70,004
CPG International Inc 4.750% due 09/30/20 §	296,222	294,000
CPM Acquisition Corp (1st Lien) 6.000% due 04/11/22 §	49,875	50,062
CSC Holdings due 09/25/22 µ	375,000	369,375
Custom Sensors & Technologies 4.500% due 09/30/21 §	496,241	495,776
Doosan Infracore International Inc Tranche B 4.500% due 05/28/21 §	1,125,724	1,129,476
Dynacast International LLC Term B-1 (1st Lien) 4.500% due 01/28/22 §	74,625	74,483
EnergySolutions LLC 6.750% due 05/29/20 §	117,232	116,206
EWT Holdings III Corp (1st Lien) 4.750% due 01/15/21 §	992,424	987,462
Floatel Delaware LLC 6.000% due 06/27/20 §	147,750	101,209
Gardner Denver Inc 4.250% due 07/30/20 §	1,087,661	1,032,523
Gates Global LLC 4.250% due 07/06/21 §	892,737	849,495
Generac Power Systems Inc Term B 3.500% due 05/31/20 §	159,000	155,470
Granite Acquisition Inc Term B (1st Lien) 5.000% due 12/17/21 §	356,501	349,966
Term C (1st Lien) 5.000% due 12/17/21 §	15,805	15,515

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF FLOATING RATE LOAN FUND

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
IG Investments Holdings LLC Tranche B 6.000% due 10/31/21 §	$220,730	$220,454
John Maneely Co 4.750% due 04/01/17 §	962,274	947,840
Kenan Advantage Group Holdings Corp
4.000% due 07/29/22 §	45,213	45,175
Merrill Communications LLC 6.250% due 06/01/22 §	74,551	74,179
Milacron LLC 4.500% due 09/28/20 §	165,068	166,307
NN Inc 7.250% due 08/27/21 §	181,945	182,400
Pelican Products Inc (1st Lien) 5.250% due 04/10/20 §	184,798	185,029
Rexnord LLC Term B 4.000% due 08/21/20 §	1,058,450	1,051,645
SIG Combibloc Holdings SCA 4.250% due 03/11/22 §	373,125	373,514
Stena International SA (Sweden) 4.000% due 03/03/21 §	221,625	192,537
Tank Holding Corp 5.250% due 03/16/22 §	111,720	111,301
Tecomet Inc (1st Lien) 5.750% due 12/03/21 §	148,875	141,431
Transdigm Inc Term C 3.750% due 02/28/20 §	152,493	151,264
Tranche D 3.750% due 06/04/21 §	246,875	244,792
VAT Lux III SARL (Switzerland) 4.250% due 02/11/21 §	39,006	38,957

		11,179,343

Information Technology - 8.2%

Commscope Inc Tranche 5 3.750% due 12/29/22 §	100,000	99,984
CompuCom Systems Inc 4.250% due 05/09/20 §	204,542	168,065
Dell International LLC Term B-2 4.000% due 04/29/20 §	698,250	697,114
EIG Investors Corp (1st Lien) 5.000% due 11/09/19 §	986,846	988,902
Evergreen (1st Lien) 5.750% due 04/28/21 §	693,992	628,063
Excelitas Technologies Corp Term B 6.000% due 11/02/20 §	235,439	228,670
Infor (US) Inc Tranche B-5 3.750% due 06/03/20 §	682,026	662,844
Informatica Corp 4.500% due 08/05/22 §	275,000	273,253
Kronos Acquisition Intermediate Inc 6.000% due 08/26/22 §	150,000	147,125
Lattice Semiconductor Corp 5.250% due 03/10/21 §	223,875	212,681
MA Financeco LLC Tranche B 5.250% due 11/19/21 §	131,978	132,157
Tranche C 4.500% due 11/20/19 §	146,250	146,250
Mitel US Holdings Inc 5.500% due 04/29/22 §	99,750	99,345
Opal Acquisition Inc (1st Lien) 5.000% due 11/20/20 §	221,272	217,455
RP Crown Parent LLC (1st Lien) 6.000% due 12/21/18 §	432,791	392,487
SCS Holdings I Inc 6.250% due 12/07/18 §	297,950	298,322
Smart Technologies ULC Term B (Canada) 10.500% due 01/31/18 §	21,250	21,250

	Principal Amount	Value
SS&C European Holdings SARL Term B-1 4.000% due 07/08/22 §	$238,117	$238,966
Term B-2 4.000% due 07/08/22 §	37,668	37,803
SunEdison Semiconductor BV 6.500% due 05/27/19 §	123,438	124,209
Sybil Finance BV (Netherlands) 4.250% due 03/20/20 §	631,006	631,270
Wall Street Systems Delaware Inc 4.500% due 04/30/21 §	458,333	457,757

		6,903,972

Materials - 8.0%

ANGUS Chemical Term B-1 4.500% due 02/02/22 §	58,436	58,509
Axalta Coating Systems Dutch Holding BV Term B 3.750% due 02/01/20 §	326,908	325,228
AZ Chem US Inc (1st Lien) 4.500% due 06/11/21 §	655,122	655,429
Berry Plastics Corp Term E 3.750% due 01/06/21 §	90,611	90,183
Chemours Co Tranche B 3.750% due 05/12/22 §	124,688	108,894
Fairmount Minerals Ltd Tranche B-2 4.500% due 09/05/19 §	741,203	599,448
FMG Resources Property Ltd (Australia) 3.750% due 06/30/19 §	1,295,831	1,065,821
Gemini HDPE LLC 4.750% due 08/06/21 §	346,751	345,596
Headwaters Inc Term B 4.500% due 03/24/22 §	24,938	25,062
Hilex Novolex (1st Lien) 6.000% due 12/05/21 §	497,500	498,433
Ineos US Finance LLC 4.250% due 03/31/22 §	99,500	96,981
MacDermid Inc Tranche B (1st Lien) 4.500% due 06/07/20 §	670,715	651,013
Tranche B-2 4.750% due 06/07/20 §	74,438	72,949
Murray Energy Corp Term B-1 7.000% due 04/17/17 §	49,875	45,698
Term B-2 7.500% due 04/16/20 §	274,313	214,192
Neenah Foundry Co 6.750% due 04/26/17 §	61,084	60,626
NM Z Parent Inc 5.750% due 06/27/22 §	250,000	249,688
Noranda Aluminum Term B 5.750% due 02/28/19 §	120,625	82,930
Oxea SARL Tranche B-2 (1st Lien) 4.250% due 01/15/20 §	73,688	71,569
Sonneborn Dutch Holdings BV (Netherlands) 4.750% due 12/10/20 §	11,011	11,024
Sonneborn LLC 4.750% due 12/10/20 §	63,431	63,511
Summit Materials LLC 4.250% due 07/15/22 §	74,813	74,719
Trinseo Materials Operating SCA Term B 4.250% due 10/13/21 §	648,375	645,640
Tronox Inc Term B 4.250% due 03/19/20 §	700,490	613,415

		6,726,558

Telecommunication Services - 2.3%

Intelsat Jackson Holdings SA Tranche B-2 (Luxembourg) 3.750% due 06/30/19 §	1,000,000	977,250
IPC Corp Term B-1 (1st Lien) 5.500% due 08/06/21 §	248,750	245,641

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF FLOATING RATE LOAN FUND

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
Syniverse Holdings Inc Tranche B 4.000% due 04/23/19 §	$721,190	$663,495
TNS Inc (1st Lien) 5.000% due 02/14/20 §	40,603	40,747

		1,927,133

Utilities - 1.3%

Calpine Corp 3.500% due 05/27/22 §	374,063	369,153
La Frontera 4.500% due 09/30/20 §	486,199	430,287
Longview Power LLC Term B 7.000% due 04/13/21 §	49,875	49,626
TPF II LC LLC 4.500% due 10/02/21 §	197,724	197,950
Viva Alamo LLC 5.250% due 02/22/21 §	74,247	61,625

		1,108,641

Total Senior Loan Notes (Cost $84,828,573)		80,606,541

	Shares
SHORT-TERM INVESTMENT - 3.7%

Money Market Fund - 3.7%

BlackRock Liquidity Funds T-Fund Portfolio	3,085,080	3,085,080

Total Short-Term Investment (Cost $3,085,080)		3,085,080

TOTAL INVESTMENTS - 99.4% (Cost $87,915,310)		83,709,900

OTHER ASSETS & LIABILITIES, NET - 0.6%		488,073

NET ASSETS - 100.0%		$84,197,973

Notes to Schedule of Investments

(a)	As of September 30, 2015, the fund’s composition as a percentage of net assets was as follows:

Consumer Discretionary	24.3%
Industrials	13.3%
Health Care	12.1%
Consumer Staples	10.4%
Financials	8.3%
Information Technology	8.2%
Materials	8.0%
Energy	7.5%
Short-Term Investment	3.7%
Others (each less than 3.0%)	3.6%

99.4%
Other Assets & Liabilities, Net	0.6%

100.0%

(b)	Investments with a total aggregate value of $159,161 or 0.2% of the fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee, or to the Board of Trustees.

(c)	Investments with a total aggregate value of $252,106 or 0.3% of the fund’s net assets were in default as of September 30, 2015.

(d)	Pursuant to the terms of the following senior loan agreements, the fund had unfunded loan commitments of $104,263 or 0.1% of the net assets as of September 30, 2015, which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitments	Value	Unrealized Appreciation (Depreciation)
Berry Plastics Corp	$99,500	$99,973	$473
Kenan Advantage Group Holdings Corp	4,763	4,781	18

	$104,263	$104,754	$491

(e)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2015:

		Total Value at September 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Convertible Preferred Stocks (1)	$18,279	$—	$—	$18,279
	Senior Loan Notes	80,606,541	—	79,408,445	1,198,096
	Short-Term Investment	3,085,080	3,085,080	—	—
	Unfunded Loan Commitments	491	—	491	—

	Total	$83,710,391	$3,085,080	$79,408,936	$1,216,375

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF FLOATING RATE LOAN FUND

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) for the six-month period ended September 30, 2015:

	Convertible Preferred Stocks	Common Stocks	Senior Loan Notes	Total
Value, Beginning of Period	$—	$—	$302,670	$302,670
Purchases	964	693	—	1,657
Sales (Includes Paydowns)	—	—	(3,643)	(3,643)
Accrued Discounts (Premiums)	—	—	124	124
Net Realized Gains (Losses)	—	—	62	62
Change in Net Unrealized Appreciation (Depreciation)	17,315	(693)	31,706	48,328
Transfers In	—	—	867,177	867,177
Transfers Out	—	—	—	—

Value, End of Period	$18,279	$—	$1,198,096	$1,216,375

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	$17,315	($693)	$31,706	$48,328

Additional information about Level 3 fair value measurements as of September 30, 2015 were as follows:

				Range
	Value at 09/30/15	Valuation Technique(s)	Unobservable Input(s)	Low		High	Weighted Average
Convertible Preferred Stocks	$18,279	Weighted Probability Average	Discount for Lack of Marketability	30.0%		50.0%	30.0%
			Probability of Default	35.0%		55.0%	45.0%
			Projected Revenue Growth	(22.8%	)	6.5%	(3.2%	)
			Projected EBITDA Growth	1.3%		7.6%	5.6%
			EBITDA Multiple	2.8		9.6	5.0

Common Stocks	—	Weighted Probability Average	Discount for Lack of Marketability	30.0%		50.0%	40.0%
			Probability of Default	35.0%		55.0%	45.0%
			Projected Revenue Growth	(22.8%	)	6.5%	(3.2%	)
			Projected EBITDA Growth	1.3%		7.6%	5.6%
			EBITDA Multiple	2.8		9.6	5.0

Senior Loan Notes	140,882	Weighted Probability Average	Discount for Lack of Marketability	0.0%		50.0%	30.0%
			Estimated Liquidation Value	0.0%		46.5%	7.7%
			Probability of Default	35.0%		85.0%	55.6%
			EBITDA Multiple	6.1		17.1	11.5
			Projected Debt Restructuring Recovery	30.0%		50.0%	40.0%
		Demand Yield Model	Discount for Lack of Marketability	10.0%		30.0%	20.0%

Significant increases or decreases in any of the unobservable inputs could result in a significantly higher or lower fair value measurement.

All other significant unobservable inputs were provided by a vendor-priced single broker quote.

During the six-month period ended September 30, 2015, investments with a total aggregate value of $94,867 were transferred from Level 2 to Level 3 due to the investments being priced using a probability weighted average fair value versus an evaluated vendor price. During the same period, investments with a total aggregate value of $772,310 were transferred from Level 2 to Level 3 due to the investments being priced below 90 using a single broker quoted vendor price versus using a single and/or multiple broker quoted vendor price.

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments

September 30, 2015 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 4.2%

Energy - 0.1%

California Resources Corp 5.500% due 09/15/21	$100,000	$61,500

Financials - 2.9%

Bank of America NA 1.750% due 06/05/18	300,000	299,492
Barclays Bank PLC (United Kingdom) 7.625% due 11/21/22	200,000	224,500
Barclays PLC (United Kingdom) 6.500% due 12/29/49 §	EUR 200,000	219,437
Intesa Sanpaolo SPA (Italy) 3.125% due 01/15/16	$100,000	100,544
LBG Capital No.2 PLC (United Kingdom) 15.000% due 12/21/19 ~	GBP 190,000	403,791
Lloyds Bank PLC (United Kingdom) 1.750% due 05/14/18	$100,000	99,868
Navient Corp 6.250% due 01/25/16	200,000	202,133

		1,549,765

Health Care - 0.3%

Medtronic Inc 4.625% due 03/15/45 ~	150,000	155,136

Industrials - 0.8%

Hellenic Railways Organization SA (Greece) 4.028% due 03/17/17	EUR 100,000	94,700
International Lease Finance Corp
6.750% due 09/01/16 ~	$100,000	103,625
7.125% due 09/01/18 ~	200,000	220,722

		419,047

Information Technology - 0.1%

Hewlett Packard Enterprise Co
2.450% due 10/05/17 ~	35,000	34,980
2.850% due 10/05/18 ~	35,000	34,955

		69,935

Total Corporate Bonds & Notes (Cost $2,343,534)		2,255,383

MORTGAGE-BACKED SECURITIES - 4.3%

Collateralized Mortgage Obligations - Commercial - 0.4%

JP Morgan Chase Commercial Mortgage Securities Trust 5.336% due 05/15/47 "	105,115	108,699
Morgan Stanley Capital I Trust 6.114% due 06/11/49 " §	84,596	89,678

		198,377

Collateralized Mortgage Obligations - Residential - 3.9%

Banc of America Funding Trust 0.436% due 07/20/36 " §	360,265	338,543
Banc of America Mortgage Trust 2.748% due 07/25/35 " §	84,556	80,735
Bear Stearns Adjustable Rate Mortgage Trust
2.320% due 08/25/35 " §	12,216	12,367
2.515% due 03/25/35 " §	10,384	10,527
2.680% due 03/25/35 " §	41,426	41,698
Citigroup Mortgage Loan Trust Inc
2.210% due 09/25/35 " §	19,080	19,158
2.420% due 09/25/35 " §	16,615	16,749

	Principal Amount	Value
Countrywide Home Loan Mortgage Pass-Through Trust 2.326% due 01/19/34 " §	$36,140	$34,025
Fannie Mae
0.544% due 07/25/37 " §	112,630	113,122
0.574% due 07/25/37 " §	109,490	110,167
0.634% due 05/25/36 " §	101,777	102,036
0.639% due 02/25/37 " §	27,636	27,748
0.874% due 02/25/41 " §	209,826	212,100
First Horizon Mortgage Pass-Through Trust 2.587% due 06/25/35 " §	51,367	50,147
GSR Mortgage Loan Trust 2.702% due 09/25/35 " §	35,256	35,451
JP Morgan Mortgage Trust 2.561% due 06/25/35 " §	79,365	78,669
Merrill Lynch Mortgage Investors Trust 2.182% due 12/25/34 " §	102,119	102,628
New York Mortgage Trust 2.619% due 05/25/36 * " § Ω	377,773	344,578
Reperforming Loan REMIC Trust 0.534% due 06/25/35 " § ~	13,987	12,456
Residential Accredit Loans Inc Trust 0.379% due 06/25/46 " §	116,789	51,385
Structured Adjustable Rate Mortgage Loan Trust 0.444% due 02/25/35 " §	30,234	26,332
Structured Asset Mortgage Investments II Trust 0.404% due 05/25/46 " §	102,487	81,124
Wells Fargo Mortgage Backed Securities Trust 2.734% due 10/25/35 " §	224,354	226,133

		2,127,878

Total Mortgage-Backed Securities (Cost $2,176,451)		2,326,255

ASSET-BACKED SECURITIES - 4.7%

Bear Stearns Asset-Backed Securities Trust 2.294% due 03/25/35 " §	300,000	281,632
Elm CLO Ltd (Cayman) 1.689% due 01/17/23 " § ~	589,690	590,106
Freddie Mac Structured Pass-Through Securities 0.474% due 09/25/31 " §	1,535	1,518
Hillmark Funding Ltd CLO (Cayman) 0.583% due 05/21/21 " § ~	567,445	555,472
Park Place Securities Inc Asset-Backed Pass-Through Certificates 1.214% due 12/25/34 " §	28,675	28,763
SLM Student Loan Trust 0.222% due 12/15/23 " §	EUR 993,261	1,070,477
Wood Street II BV CLO (Netherlands) 0.280% due 03/29/21 " § ~	18,436	20,511

Total Asset-Backed Securities (Cost $2,796,600)		2,548,479

U.S. TREASURY OBLIGATIONS - 113.8%

U.S. Treasury Bonds - 1.9%

2.500% due 02/15/45	$120,000	110,581
2.875% due 08/15/45	50,000	50,016
3.000% due 05/15/45	830,000	850,215

		1,010,812

U.S. Treasury Inflation Protected Securities - 109.1%

0.125% due 04/15/17 ^	1,386,964	1,382,431
0.125% due 04/15/18 ^	10,024,348	10,018,175
0.125% due 04/15/19 ^	5,622,040	5,606,736
0.125% due 04/15/20 ^	1,712,088	1,702,836
0.125% due 01/15/22 ^	1,792,531	1,749,586
0.125% due 07/15/22 ^	882,122	861,602
0.125% due 01/15/23 ^	1,902,431	1,837,172

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
0.125% due 07/15/24 ^	$894,530	$855,068
0.250% due 01/15/25 ^	654,940	628,776
0.375% due 07/15/23 ^	1,271,632	1,251,738
0.375% due 07/15/25 ^	301,911	294,534
0.625% due 07/15/21 ^	14,432,029	14,652,252
0.625% due 01/15/24 ^	1,728,549	1,723,113
0.625% due 02/15/43 ^	280,268	236,903
0.750% due 02/15/42 ^	612,579	537,936
0.750% due 02/15/45 ^	679,025	590,827
1.125% due 01/15/21 ^	916,415	953,566
1.250% due 07/15/20 ^	864,505	908,625
1.375% due 07/15/18 ^	652,965	679,407
1.375% due 02/15/44 ^	3,809,282	3,876,516
1.625% due 01/15/18 ^	922,736	955,692
1.750% due 01/15/28 ^	478,456	529,924
2.000% due 01/15/26 ^	432,871	486,552
2.125% due 02/15/40 ^	110,416	130,514
2.125% due 02/15/41 ^	108,979	129,556
2.375% due 01/15/17 ^	508,871	522,666
2.375% due 01/15/25 ^	443,132	510,746
2.375% due 01/15/27 ^	2,402,343	2,816,951
2.500% due 07/15/16 ^	472,696	480,685
2.500% due 01/15/29 ^	689,173	828,404
3.375% due 04/15/32 ^	201,680	276,969
3.625% due 04/15/28 ^	324,619	431,061
3.875% due 04/15/29 ^	304,861	421,086

		58,868,605

U.S. Treasury Notes - 2.8%

2.000% due 07/31/22	400,000	406,979
2.125% due 05/15/25	1,100,000	1,107,004

		1,513,983

Total U.S. Treasury Obligations (Cost $62,627,675)		61,393,400

FOREIGN GOVERNMENT BONDS & NOTES - 9.5%

Autonomous Community of Catalonia (Spain) 4.950% due 02/11/20	EUR 100,000	119,882
Bundesrepublik Deutschland Bundesobligation Inflation Linked (Germany) 0.750% due 04/15/18 ^ ~	530,190	610,623
Italy Buoni Poliennali Del Tesoro (Italy)
2.100% due 09/15/21 ^ ~	43,240	53,290
2.250% due 04/22/17 ^ ~	301,386	345,986
2.350% due 09/15/24 ^ ~	401,084	507,220
2.550% due 10/22/16 ^ ~	221,016	252,243
3.100% due 09/15/26 ^ ~	52,907	72,094
Mexican Udibonos (Mexico)
4.000% due 11/08/46 ^	MXN 1,573,707	99,385
4.500% due 12/04/25 ^	12,892,499	864,108
New Zealand Government (New Zealand) 2.000% due 09/20/25 ^ ~	NZD 600,000	393,949
Slovenia Government (Slovenia) 4.700% due 11/01/16 ~	EUR 100,000	117,349
Spain Government (Spain)
2.750% due 10/31/24 ~	100,000	120,588
3.800% due 04/30/24 ~	100,000	129,958
4.400% due 10/31/23 ~	100,000	134,990
5.400% due 01/31/23 ~	100,000	141,865
United Kingdom Gilt Inflation-Linked (United Kingdom)
0.125% due 03/22/24 ^ ~	GBP 661,410	1,084,640
0.125% due 03/22/58 ^ ~	10,106	22,965
0.125% due 03/22/68 ^ ~	10,357	26,760
0.375% due 03/22/62 ^ ~	10,966	28,780

Total Foreign Government Bonds & Notes (Cost $5,726,223)		5,126,675

PURCHASED OPTIONS - 0.3%
(See Note (f) in Notes to Schedule of Investments) (Cost $226,550)		168,638

	Shares	Value
SHORT-TERM INVESTMENT - 5.2%

Money Market Fund - 5.2%

BlackRock Liquidity Funds T-Fund Portfolio	2,821,209	$2,821,209

Total Short-Term Investment (Cost $2,821,209)		2,821,209

TOTAL INVESTMENTS - 142.0% (Cost $78,718,242)		76,640,039

OTHER ASSETS & LIABILITIES, NET - (42.0%)		(22,687,598)

NET ASSETS - 100.0%		$53,952,441

Notes to Schedule of Investments

(a)	As of September 30, 2015, the fund’s composition as a percentage of net assets was as follows:

U.S. Treasury Obligations	113.8%
Foreign Government Bonds & Notes	9.5%
Short-Term Investment	5.2%
Asset-Backed Securities	4.7%
Mortgage-Backed Securities	4.3%
Corporate Bonds & Notes	4.2%
Others (each less than 3.0%)	0.3%

	142.0%
Other Assets & Liabilities, Net	(42.0%	)

	100.0%

(b)	An investment with a value of $344,578 or 0.6% of the fund’s net assets was in default as of September 30, 2015.

(c)	The average amount of borrowings by the fund on sale-buyback financing transactions (See Note 4 in Notes to Financial Statements) outstanding during the six-month period ended September 30, 2015 was $28,344,313 at a weighted average interest rate of (0.005%).

(d)	Open futures contracts outstanding as of September 30, 2015 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
Eurodollar (12/17)	3	($122)
Eurodollar (12/17)	94	93,632
Euro-Bund (12/15)	1	3,205
U.S. Treasury 5-Year Notes (12/15)	11	3,425
U.S. Treasury 10-Year Notes (12/15)	34	31,421

		131,561

Short Futures Outstanding
Euro-BTP (12/15)	1	(2,783)
Eurodollar (12/15)	38	(6,509)
Eurodollar (03/16)	41	(11,023)
Eurodollar (06/16)	1	(997)
Eurodollar (09/16)	8	(10,279)
Eurodollar (12/16)	35	(18,038)
Eurodollar (03/17)	3	(4,680)
Eurodollar (12/18)	90	(93,817)
Eurodollar (12/18)	3	65
U.S. Treasury 5-Year Notes (12/15)	8	(557)
U.S. Treasury 30-Year Bonds (12/15)	8	(11,650)

		(160,268)

Total Futures Contracts		($28,707)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

(e)	Forward foreign currency contracts outstanding as of September 30, 2015 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
BRL	838,113	USD	232,799	10/15	JPM	($21,546)
BRL	838,113	USD	207,095	11/15	DUB	1,687
EUR	97,000	USD	109,970	10/15	CIT	(1,578)
EUR	332,000	USD	375,108	10/15	GSC	(4,117)
EUR	217,000	USD	244,924	10/15	JPM	(2,440)
EUR	29,000	USD	32,534	11/15	JPM	(113)
GBP	96,000	USD	146,988	11/15	CIT	(1,796)
GBP	19,000	USD	29,715	11/15	GSC	(979)
GBP	22,000	USD	34,006	11/15	JPM	(733)
INR	72,876,990	USD	1,133,743	10/15	JPM	(27,647)
KRW	83,589,690	USD	72,000	10/15	GSC	(1,531)
MXN	933,000	USD	54,651	12/15	BRC	186
NZD	690,000	USD	437,435	10/15	JPM	3,682
NZD	105,000	USD	68,443	11/15	GSC	(1,532)
SGD	100,000	USD	69,784	10/15	CIT	465
USD	27,517	AUD	39,000	11/15	GSC	207
USD	209,214	BRL	838,113	10/15	DUB	(2,039)
USD	340,000	BRL	1,133,560	04/16	JPM	71,232
USD	28,825	CAD	38,000	11/15	JPM	356
USD	8,934	EUR	8,000	10/15	CIT	(6)
USD	4,755,161	EUR	4,213,826	10/15	GSC	46,465
USD	333,789	EUR	297,000	10/15	JPM	1,910
USD	4,352,216	EUR	3,872,826	11/15	GSC	22,452
USD	40,135	EUR	35,818	11/15	UBS	85
USD	1,733,668	GBP	1,125,000	10/15	GSC	31,846
USD	89,507	GBP	57,000	11/15	CIT	3,299
USD	1,786,390	GBP	1,178,000	11/15	JPM	984
USD	575,292	INR	37,422,720	11/15	CIT	10,413
USD	170,000	INR	11,304,660	11/15	JPM	(1,159)
USD	230,312	JPY	27,900,000	10/15	DUB	(2,261)
USD	232,680	JPY	27,900,000	11/15	JPM	12
USD	141,831	KRW	160,488,900	10/15	CIT	6,534
USD	50,000	KRW	59,610,000	10/15	JPM	(253)
USD	541,992	MXN	9,142,863	12/15	CIT	4,630
USD	556,041	MXN	9,400,989	12/15	GSC	3,508
USD	442,133	NZD	690,000	10/15	GSC	1,082
USD	436,402	NZD	690,000	11/15	JPM	(3,587)
USD	40,468	SGD	57,000	10/15	CIT	426
USD	30,632	SGD	43,000	10/15	JPM	425
USD	69,582	SGD	100,000	12/15	CIT	(519)
USD	70,000	TWD	2,278,500	10/15	DUB	799

Total Forward Foreign Currency Contracts						$138,849

(f)	Purchased options outstanding as of September 30, 2015 were as follows:

Credit Default Swaptions on Credit Indices – Buy Protection

Description	Exercise Rate	Expiration Date	Counter- Party	Notional Amount	Cost	Value
Put - CDX IG 24 5Y Index	2.000%	12/16/15	MSC	$100,000	$10	$5

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - EUR versus USD	$1.32	11/06/15	JPM	EUR 1,000,000	$110	$2
Call - EUR versus USD	1.33	11/27/15	JPM	100,000	11	1

					$121	$3

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - 1-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	0.800%	01/19/16	MSC	$2,800,000	$4,480	$5,847

Put - 20-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	3.065%	10/05/15	MSC	800,000	8,941	—
Put - 1-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	0.950%	12/15/15	CIT	3,400,000	4,182	414
Put - 1-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	0.950%	12/15/15	MSC	1,600,000	1,840	195
Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	3.250%	02/08/16	DUB	200,000	2,400	901
Put - 1-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.500%	04/06/16	MSC	3,200,000	2,960	408
Put - 1-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.500%	04/11/16	CIT	8,600,000	7,310	1,180
Put - 1-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.500%	04/29/16	GSC	1,600,000	1,280	311
Put - 1-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.000%	06/23/16	MSC	2,000,000	3,700	2,964
Put - 1-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.000%	06/24/16	MSC	2,000,000	3,580	2,986
Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.683%	12/11/17	MSC	1,000,000	140,000	101,012

							176,193	110,371

							$180,673	$116,218

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Cost	Value
Call - U.S. Treasury 5-Year Notes (11/15)	$120.50	10/23/15	CME	24	$9,078	$9,188
Call - U.S. Treasury 5-Year Notes (11/15)	122.00	10/23/15	CME	65	2,821	2,031
Call - U.S. Treasury 10-Year Notes (11/15)	128.50	10/23/15	CME	18	4,699	6,187
Call - U.S. Treasury 10-Year Notes (11/15)	129.50	10/23/15	CME	18	7,652	14,062
Call - U.S. Treasury 30-Year Bonds (11/15)	158.00	10/23/15	CME	10	9,876	15,469
Call - U.S. Treasury 30-Year Bonds (11/15)	165.00	10/23/15	CME	27	8,494	4,641
Call - U.S. Treasury 30-Year Bonds (12/15)	202.00	11/20/15	CME	4	34	62

					42,654	51,640

Put - U.S. Treasury 10-Year Notes (12/15)	107.00	11/20/15	CME	9	77	141
Put - U.S. Treasury 5-Year Notes (12/15)	109.50	11/20/15	CME	4	34	31
Put - U.S. Treasury 10-Year Notes (12/15)	109.50	11/20/15	CME	14	120	219
Put - U.S. Treasury 5-Year Notes (12/15)	110.00	11/20/15	CME	14	120	109
Put - U.S. Treasury 5-Year Notes (12/15)	111.50	11/20/15	CME	10	86	78
Put - Eurodollar (12/15)	99.38	12/14/15	CME	31	2,655	194

					3,092	772

					$45,746	$52,412

Total Purchased Options					$226,550	$168,638

(g)	Transactions in written options for the six-month period ended September 30, 2015 were as follows:

	Number of Contracts	Notional Amount in EUR	Notional Amount in GBP	Notional Amount in $	Premium
Outstanding, March 31, 2015	—	1,992,000	—	15,750,000	$233,805
Call Options Written	120	620,000	400,000	10,979,000	296,944
Put Options Written	68	1,300,000	200,000	11,354,000	484,603
Call Options Closed	(6)	(600,000)	—	(6,400,000)	(205,291)
Put Options Closed	(31)	(600,000)	—	(5,200,000)	(423,673)
Call Options Expired	(17)	(620,000)	(400,000)	(629,000)	(84,499)
Put Options Expired	(11)	(2,092,000)	(200,000)	(5,754,000)	(69,936)

Outstanding, September 30, 2015	123	—	—	20,100,000	$231,953

(h)	Premiums received and value of written options outstanding as of September 30, 2015 were as follows:

Inflation Floor/Cap Options

Description	Initial Index	Floating Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Cap - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	06/01/16	DUB	$200,000	$168	($1)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	03/24/20	JPM	700,000	7,910	(9,827)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	04/07/20	CIT	2,000,000	17,720	(2,003)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	09/29/20	CIT	300,000	3,870	(337)
Cap - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	04/22/24	JPM	1,900,000	13,822	(3,627)
Cap - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	05/16/24	JPM	200,000	1,390	(393)

						$44,880	($16,188)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - 5-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.800%	10/23/15	DUB	$800,000	$2,120	($5,307)
Call - 1-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	0.520%	01/19/16	MSC	2,800,000	1,680	(1,504)
Call - 1-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	0.660%	01/19/16	MSC	2,800,000	2,800	(3,296)
Call - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.250%	02/08/16	DUB	200,000	2,620	(3,379)
Call - 5-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.500%	02/18/16	GSC	1,900,000	6,080	(11,613)
Call - 5-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.400%	03/14/16	GSC	1,100,000	4,125	(5,978)

							19,425	(31,077)

Put - 10-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.750%	10/05/15	MSC	700,000	4,155	—
Put - 30-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	3.120%	10/05/15	MSC	300,000	4,658	—
Put - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.500%	12/11/17	MSC	4,200,000	140,000	(73,558)

							148,813	(73,558)

							$168,238	($104,635)

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Premium	Value
Call - U.S. Treasury 5-Year Notes (11/15)	$121.00	10/23/15	CME	24	$4,422	($4,313)
Call - U.S. Treasury 10-Year Notes (11/15)	131.50	10/23/15	CME	36	1,852	(2,250)
Call - U.S. Treasury 30-Year Bonds (11/15)	161.00	10/23/15	CME	10	3,874	(6,250)
Call - U.S. Treasury 30-Year Bonds (11/15)	168.00	10/23/15	CME	27	3,678	(1,687)

					13,826	(14,500)

Put - U.S. Treasury 5-Year Notes (11/15)	119.50	10/23/15	CME	24	2,172	(1,688)
Put - U.S. Treasury 30-Year Bonds (11/15)	155.00	10/23/15	CME	2	2,837	(1,750)

					5,009	(3,438)

					$18,835	($17,938)

Total Written Options					$231,953	($138,761)

(i)	Swap agreements outstanding as of September 30, 2015 were as follows:

Credit Default Swaps on Corporate and Sovereign Issues – Sell Protection (1)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 09/30/15 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Gazprom OAO	1.000%	03/20/16	GSC	3.472%	$150,000	($1,706)	($8,916)	$7,210
Gazprom OAO	1.000%	03/20/16	JPM	3.472%	150,000	(1,707)	(11,205)	9,498
Greek Government	1.000%	12/20/16	GSC	65.893%	50,000	(11,988)	(3,750)	(8,238)
Italian Government	1.000%	03/20/19	DUB	0.860%	950,000	4,795	(16,437)	21,232
Spain Government	1.000%	03/20/19	HSB	0.779%	200,000	1,567	(1,509)	3,076
Spain Government	1.000%	03/20/19	MSC	0.779%	100,000	784	(614)	1,398
Freeport-McMoran Inc	1.000%	09/20/20	JPM	6.509%	100,000	(21,910)	(16,413)	(5,497)
Chesapeake Energy Corp	5.000%	09/20/20	GSC	12.616%	100,000	(23,810)	(9,973)	(13,837)

						($53,975)	($68,817)	$14,842

Credit Default Swaps on Credit Indices – Sell Protection (1)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Exchange	Notional Amount (3)	Value (4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX IG 25 5Y	1.000%	12/20/20	ICE	$100,000	$355	$371	($16)

					($53,620)	($68,446)	$14,826

(1)	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

(3)	The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps – Pay Floating Rate

Floating Rate Index	Counterparty	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
BRL - CDI Compounded	DUB	13.450%	01/04/21	BRL 900,000	($11,795)	$66	($11,861)
BRL - CDI Compounded	DUB	14.500%	01/04/21	1,100,000	(6,361)	—	(6,361)
U.S. CPI Urban Consumers	MSC	2.058%	05/12/25	$700,000	26,158	—	26,158
France CPI Excluding Tobacco	CIT	1.675%	06/15/25	EUR 400,000	24,412	—	24,412
GBP Retail Price	GSC	3.140%	01/14/30	GBP 950,000	15,326	—	15,326
GBP Retail Price	CIT	3.190%	04/15/30	300,000	4,149	—	4,149
GBP Retail Price	GSC	3.320%	05/15/30	100,000	4,368	—	4,368
GBP Retail Price	CIT	3.430%	06/15/30	200,000	13,491	138	13,353

					69,748	204	69,544

	Exchange

28-Day MXN TIIE	CME	5.145%	04/02/20	MXN 1,200,000	(480)	(64)	(416)
6-Month EUR-LIBOR	CME	1.500%	03/16/46	EUR 100,000	(1,614)	19,959	(21,573)

					(2,094)	19,895	(21,989)

					$67,654	$20,099	$47,555

Interest Rate Swaps – Receive Floating Rate

Floating Rate Index	Counterparty	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Eurostat Eurozone HICP Ex Tobacco	DUB	0.605%	09/15/18	EUR 100,000	($72)	$—	($72)

	Exchange

3-Month USD-LIBOR	CME	1.500%	12/16/17	$2,600,000	(32,927)	(15,678)	(17,249)
3-Month USD-LIBOR	CME	2.000%	12/16/20	100,000	(2,484)	(2,453)	(31)
6-Month EUR-LIBOR	CME	1.000%	12/17/24	EUR 600,000	(9,455)	—	(9,455)
28-Day MXN TIIE	CME	6.390%	07/10/25	MXN 4,600,000	(774)	799	(1,573)
28-Day MXN TIIE	CME	6.420%	07/10/25	5,900,000	(584)	—	(584)
3-Month USD-LIBOR	CME	2.225%	09/16/25	$200,000	(3,948)	—	(3,948)
3-Month USD-LIBOR	CME	2.233%	09/16/25	300,000	(5,856)	—	(5,856)
3-Month USD-LIBOR	CME	2.500%	12/16/25	700,000	(27,346)	(12,457)	(14,889)
3-Month USD-LIBOR	LCH	2.500%	12/16/25	5,000,000	(201,258)	75,863	(277,121)
6-Month EUR-LIBOR	CME	1.000%	03/16/26	EUR 200,000	1,159	2,242	(1,083)
6-Month GBP-LIBOR	CME	2.000%	03/16/26	GBP 1,020,000	(14,032)	14,754	(28,786)
28-Day MXN TIIE	CME	7.030%	06/28/35	MXN 100,000	51	—	51
6-Month GBP-LIBOR	CME	2.000%	09/16/45	GBP 460,000	10,713	33,072	(22,359)
3-Month USD-LIBOR	CME	2.750%	12/16/45	$100,000	(3,999)	612	(4,611)

					(290,740)	96,754	(387,494)

					($290,812)	$96,754	($387,566)

					($223,158)	$116,853	($340,011)

Total Swap Agreements					($276,778)	$48,407	($325,185)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

(j)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2015:

		Total Value at September 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$2,255,383	$—	$2,255,383	$—
	Mortgage-Backed Securities	2,326,255	—	2,326,255	—
	Asset-Backed Securities	2,548,479	—	2,548,479	—
	U.S. Treasury Obligations	61,393,400	—	61,393,400	—
	Foreign Government Bonds & Notes	5,126,675	—	5,126,675	—
	Short-Term Investment	2,821,209	2,821,209	—	—
	Derivatives:
	Credit Contracts
	Purchased Options	5	—	5	—
	Swaps	7,501	—	7,501	—

	Total Credit Contracts	7,506	—	7,506	—

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	212,685	—	212,685	—
	Purchased Options	3	—	3	—

	Total Foreign Currency Contracts	212,688	—	212,688	—

	Interest Rate Contracts
	Futures	131,748	131,748	—	—
	Purchased Options	168,630	52,412	116,218	—
	Swaps	99,827	—	99,827	—

	Total Interest Rate Contracts	400,205	184,160	216,045	—

	Total Assets - Derivatives	620,399	184,160	436,239	—

	Total Assets	77,091,800	3,005,369	74,086,431	—

Liabilities	Derivatives:
	Credit Contracts
	Swaps	(61,121)	—	(61,121)	—
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(73,836)	—	(73,836)	—
	Interest Rate Contracts
	Futures	(160,455)	(160,455)	—	—
	Written Options	(138,761)	(17,938)	(120,823)	—
	Swaps	(322,985)	—	(322,985)	—

	Total Interest Rate Contracts	(622,201)	(178,393)	(443,808)	—

	Total Liabilities - Derivatives	(757,158)	(178,393)	(578,765)	—

	Total Liabilities	(757,158)	(178,393)	(578,765)	—

	Total	$76,334,642	$2,826,976	$73,507,666	$—

Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of September 30, 2015, such liabilities are categorized within the three-tier hierarchy of inputs as follows:

		Total Value at September 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities	Sale-buyback Financing Transactions	($24,186,005)	$—	($24,186,005)	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments

September 30, 2015 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 28.5%

Consumer Discretionary - 2.4%

21st Century Fox America Inc 6.200% due 12/15/34	$100,000	$114,668
Altice Financing SA (Luxembourg)
5.250% due 02/15/23 ~	EUR 300,000	330,921
6.625% due 02/15/23 ~	$400,000	385,000
Altice SA (United Kingdom) 6.250% due 02/15/25 ~	EUR 800,000	787,682
Amazon.com Inc 4.950% due 12/05/44	$200,000	205,218
Argos Merger Sub Inc 7.125% due 03/15/23 ~	120,000	121,650
CCO Safari II LLC
4.464% due 07/23/22 ~	900,000	901,026
6.384% due 10/23/35 ~	50,000	50,721
6.484% due 10/23/45 ~	360,000	363,885
Comcast Cable Communications Holdings Inc 9.455% due 11/15/22	200,000	279,387
Comcast Corp
5.150% due 03/01/20	550,000	621,333
5.650% due 06/15/35	20,000	23,115
6.550% due 07/01/39	270,000	343,680
6.950% due 08/15/37	200,000	263,862
DISH DBS Corp 5.875% due 11/15/24	400,000	341,000
Dollar Tree Inc
5.250% due 03/01/20 ~	90,000	92,736
5.750% due 03/01/23 ~	80,000	83,400
Fiat Chrysler Automobiles NV (United Kingdom) 4.500% due 04/15/20	200,000	191,000
Ford Motor Co 4.750% due 01/15/43	520,000	489,867
General Motors Co 6.250% due 10/02/43	50,000	53,039
Hilton Worldwide Finance LLC 5.625% due 10/15/21	300,000	311,250
MGM Resorts International 6.625% due 12/15/21	450,000	463,500
Motors Liquidation Co-Escrow Receipts 8.375% due 07/05/33 * Ω +	EUR 200,000	—
Netflix Inc
5.500% due 02/15/22 ~	$10,000	10,150
5.875% due 02/15/25 ~	40,000	41,300
New Red Finance Inc (Canada) 6.000% due 04/01/22 ~	180,000	183,150
Numericable-SFR SAS (France) 6.000% due 05/15/22 ~	400,000	386,500
Taylor Morrison Communities Inc 5.250% due 04/15/21 ~	300,000	300,000
Time Warner Cable Inc
4.125% due 02/15/21	100,000	102,908
5.875% due 11/15/40	200,000	191,065
6.550% due 05/01/37	190,000	187,302
7.300% due 07/01/38	90,000	94,654
8.250% due 04/01/19	60,000	70,046
Time Warner Entertainment Co LP 8.375% due 07/15/33	100,000	116,315
Time Warner Inc 7.700% due 05/01/32	800,000	1,041,922
Viacom Inc 4.250% due 09/01/23	120,000	117,792
Virgin Media Secured Finance PLC (United Kingdom) 5.375% due 04/15/21 ~	270,000	272,700
Wynn Las Vegas LLC 5.500% due 03/01/25 ~	400,000	344,500

		10,278,244

	Principal Amount	Value
Consumer Staples - 2.1%

Altria Group Inc
2.850% due 08/09/22	$270,000	$264,235
5.375% due 01/31/44	210,000	229,292
9.250% due 08/06/19	320,000	399,173
9.950% due 11/10/38	100,000	160,441
10.200% due 02/06/39	20,000	32,436
Anheuser-Busch InBev Worldwide Inc (Belgium)
2.500% due 07/15/22	640,000	612,154
5.375% due 01/15/20	220,000	245,883
Constellation Brands Inc
4.250% due 05/01/23	90,000	89,888
6.000% due 05/01/22	80,000	87,600
CVS Health Corp
2.750% due 12/01/22	1,000,000	985,489
3.875% due 07/20/25	160,000	165,327
5.125% due 07/20/45	410,000	442,939
Diageo Investment Corp (United Kingdom) 2.875% due 05/11/22	430,000	426,135
Kraft Foods Group Inc 3.500% due 06/06/22	170,000	173,753
Kraft Heinz Foods Co
3.950% due 07/15/25 ~	150,000	153,846
4.875% due 02/15/25 ~	342,000	365,417
5.000% due 07/15/35 ~	140,000	146,683
5.200% due 07/15/45 ~	120,000	127,649
Mondelez International Inc 4.000% due 02/01/24	470,000	488,061
Pernod Ricard SA (France)
4.450% due 01/15/22 ~	630,000	662,864
5.500% due 01/15/42 ~	150,000	161,286
Philip Morris International Inc
2.500% due 08/22/22	310,000	301,728
4.500% due 03/20/42	290,000	291,621
Reynolds American Inc
3.250% due 06/12/20	150,000	154,402
3.250% due 11/01/22	160,000	159,487
3.750% due 05/20/23 ~	260,000	261,684
4.450% due 06/12/25	100,000	104,880
5.850% due 08/15/45	360,000	402,121
6.150% due 09/15/43	30,000	34,206
6.750% due 06/15/17	200,000	216,596
8.125% due 06/23/19 ~	120,000	142,226
Reynolds Group Issuer Inc (New Zealand) 5.750% due 10/15/20	200,000	202,500
Spectrum Brands Inc 5.750% due 07/15/25 ~	50,000	51,250
Tyson Foods Inc 5.150% due 08/15/44	60,000	63,220
Wal-Mart Stores Inc 5.250% due 09/01/35	100,000	115,797
Wm Wrigley Jr Co 3.375% due 10/21/20 ~	400,000	417,130

		9,339,399

Energy - 3.5%

Anadarko Petroleum Corp
4.500% due 07/15/44	200,000	178,682
8.700% due 03/15/19	420,000	495,772
Apache Corp 4.250% due 01/15/44	330,000	281,820
BP Capital Markets PLC (United Kingdom) 3.506% due 03/17/25	350,000	346,464
California Resources Corp 6.000% due 11/15/24	300,000	181,125
Chesapeake Energy Corp 6.125% due 02/15/21	300,000	210,563
CNOOC Finance USA LLC (China) 3.500% due 05/05/25	690,000	657,947

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
CNPC General Capital Ltd (China) 1.209% due 05/14/17 § ~	$1,800,000	$1,792,685
Colorado Interstate Gas Co LLC 6.800% due 11/15/15	200,000	201,212
Concho Resources Inc 5.500% due 04/01/23	300,000	286,500
ConocoPhillips 6.500% due 02/01/39	100,000	121,019
Continental Resources Inc 5.000% due 09/15/22	20,000	17,525
Devon Energy Corp
3.250% due 05/15/22	220,000	211,291
7.950% due 04/15/32	270,000	332,816
Ecopetrol SA (Colombia)
5.375% due 06/26/26	310,000	270,863
5.875% due 05/28/45	300,000	228,000
Energy Transfer Partners LP 6.125% due 12/15/45	300,000	267,325
Ensco PLC (United Kingdom) 4.700% due 03/15/21	10,000	8,531
Enterprise Products Operating LLC 6.500% due 01/31/19	200,000	224,491
Freeport-McMoran Oil & Gas LLC 6.875% due 02/15/23	400,000	354,900
Kinder Morgan Energy Partners LP 6.850% due 02/15/20	210,000	237,117
Kinder Morgan Inc 5.000% due 02/15/21 ~	400,000	407,464
MarkWest Energy Partners LP
4.875% due 12/01/24	290,000	266,800
4.875% due 06/01/25	300,000	276,690
5.500% due 02/15/23	250,000	243,438
Noble Energy Inc
5.250% due 11/15/43	150,000	133,806
8.250% due 03/01/19	320,000	374,817
Occidental Petroleum Corp 4.625% due 06/15/45	110,000	111,082
Petrobras Global Finance BV (Brazil)
1.953% due 05/20/16 §	500,000	472,500
2.000% due 05/20/16	200,000	192,700
2.694% due 03/17/17 §	200,000	172,500
3.500% due 02/06/17	500,000	445,625
5.375% due 01/27/21	1,100,000	805,420
5.875% due 03/01/18	400,000	331,000
6.250% due 03/17/24	650,000	476,125
6.850% due 06/05/15	600,000	381,000
Petroleos Mexicanos (Mexico)
6.375% due 01/23/45	500,000	451,700
6.625% due 06/15/35	200,000	188,500
8.000% due 05/03/19	180,000	203,850
QEP Resources Inc
5.250% due 05/01/23	200,000	168,200
6.875% due 03/01/21	150,000	138,750
Range Resources Corp 5.000% due 03/15/23	310,000	275,706
Regency Energy Partners LP 5.875% due 03/01/22	100,000	102,636
Sabine Pass Liquefaction LLC 5.625% due 02/01/21	140,000	130,550
Samson Investment Co 9.750% due 02/15/20 * Ω	280,000	4,900
Shell International Finance BV (Netherlands)
4.125% due 05/11/35	130,000	126,946
4.375% due 03/25/20	390,000	428,609
4.375% due 05/11/45	90,000	88,982
Sinopec Group Overseas Development Ltd (China) 4.375% due 04/10/24 ~	550,000	573,839
The Williams Cos Inc 7.500% due 01/15/31	450,000	390,991

		15,271,774

	Principal Amount	Value
Financials - 12.7%

AerCap Ireland Capital Ltd (Netherlands)
3.750% due 05/15/19	$400,000	$394,000
4.625% due 07/01/22	160,000	159,800
Ally Financial Inc 2.750% due 01/30/17	1,000,000	994,890
American Express Credit Corp 1.386% due 09/14/20 §	800,000	803,057
American International Group Inc
3.750% due 07/10/25	1,070,000	1,089,243
6.250% due 03/15/37	731,000	798,618
AvalonBay Communities Inc REIT 3.450% due 06/01/25	300,000	296,426
Banco Santander Brasil SA (Brazil) 4.250% due 01/14/16 ~	300,000	299,160
Banco Santander Chile (Chile) 1.887% due 01/19/16 § ~	1,000,000	1,001,250
Bank of America Corp
2.600% due 01/15/19	660,000	667,636
3.875% due 08/01/25	290,000	294,661
4.000% due 04/01/24	1,550,000	1,598,896
4.100% due 07/24/23	500,000	520,545
4.125% due 01/22/24	1,000,000	1,047,618
4.200% due 08/26/24	390,000	390,005
4.875% due 04/01/44	600,000	627,329
5.000% due 05/13/21	600,000	661,996
5.650% due 05/01/18	900,000	982,330
5.700% due 05/02/17	150,000	158,362
5.750% due 12/01/17	50,000	54,075
6.250% § ±	480,000	469,800
6.400% due 08/28/17	500,000	542,838
Barclays PLC (United Kingdom) 6.500% § ±	EUR 1,100,000	1,204,563
BBVA Bancomer SA (Mexico) 6.500% due 03/10/21 ~	$1,000,000	1,072,250
BNP Paribas SA (France) 2.375% due 09/14/17	250,000	253,885
Caterpillar Financial Services Corp 5.450% due 04/15/18	220,000	241,321
CIT Group Inc 5.000% due 08/01/23	400,000	398,500
Citigroup Inc
4.400% due 06/10/25	400,000	403,249
4.450% due 09/29/27	260,000	258,693
4.650% due 07/30/45	720,000	720,409
5.500% due 09/13/25	520,000	568,759
5.950% § ±	1,030,000	980,313
6.675% due 09/13/43	130,000	159,831
Commonwealth Bank of Australia (Australia) 5.000% due 10/15/19 ~	100,000	110,659
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)
4.375% due 08/04/25	330,000	331,030
5.750% due 12/01/43	250,000	274,931
8.375% § ± ~	400,000	413,609
11.000% § ± ~	520,000	641,290
Credit Agricole SA (France) 8.375% § ± ~	300,000	342,060
Credit Suisse Group Funding Guernsey Ltd (Switzerland)
3.750% due 03/26/25 ~	500,000	486,737
3.800% due 09/15/22 ~	500,000	501,222
4.875% due 05/15/45 ~	320,000	314,980
Crown Castle Towers LLC 3.663% due 05/15/45 ~	1,600,000	1,561,616
Daimler Finance North America LLC (Germany) 2.000% due 08/03/18 ~	500,000	492,951
Eksportfinans ASA (Norway)
2.375% due 05/25/16	900,000	902,385
5.500% due 05/25/16	1,000,000	1,021,750

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
ERP Operating LP REIT 3.375% due 06/01/25	$200,000	$197,733
First Data Corp 11.750% due 08/15/21	300,000	333,750
Ford Motor Credit Co LLC
2.459% due 03/27/20	220,000	215,662
3.664% due 09/08/24	290,000	282,097
3.984% due 06/15/16	100,000	101,794
General Electric Capital Corp
3.150% due 09/07/22	650,000	667,875
5.300% due 02/11/21	190,000	218,730
6.000% due 08/07/19	460,000	532,324
6.875% due 01/10/39	410,000	575,348
General Motors Financial Co Inc
3.150% due 01/15/20	400,000	396,530
3.200% due 07/13/20	600,000	593,357
4.375% due 09/25/21	330,000	336,968
Host Hotels & Resorts LP REIT 4.000% due 06/15/25	200,000	197,627
HSBC Holdings PLC (United Kingdom)
4.250% due 03/14/24	440,000	437,405
4.250% due 08/18/25	320,000	316,089
6.375% § ±	300,000	287,250
ICICI Bank Ltd (India) 4.750% due 11/25/16 ~	1,700,000	1,756,794
ING Bank NV (Netherlands) 5.800% due 09/25/23 ~	240,000	260,712
Intesa Sanpaolo SPA (Italy) 5.017% due 06/26/24 ~	520,000	514,221
JPMorgan Chase & Co
2.250% due 01/23/20	2,300,000	2,282,412
3.375% due 05/01/23	270,000	264,299
3.875% due 09/10/24	910,000	903,348
3.900% due 07/15/25	500,000	512,108
4.250% due 10/01/27	200,000	199,744
4.950% due 06/01/45	360,000	362,693
KKR Group Finance Co II LLC 5.500% due 02/01/43 ~	30,000	31,459
Lloyds Bank PLC (United Kingdom) 3.500% due 05/14/25	500,000	496,353
Lloyds Banking Group PLC (United Kingdom) 4.500% due 11/04/24	310,000	313,476
M&T Bank Corp 6.875% ±	450,000	453,375
MetLife Inc 4.750% due 02/08/21	230,000	255,611
Nationwide Building Society (United Kingdom) 3.900% due 07/21/25 ~	360,000	368,589
Navient Corp 8.000% due 03/25/20	330,000	316,800
Nordea Bank AB (Sweden) 4.875% due 05/13/21 ~	600,000	646,410
Rabobank Nederland (Netherlands) 8.400% § ± ~	500,000	533,669
Royal Bank of Scotland Group PLC (United Kingdom)
5.125% due 05/28/24	1,210,000	1,222,173
9.500% due 03/16/22 § ~	500,000	545,902
Royal Bank of Scotland NV (Netherlands) 4.650% due 06/04/18	70,000	72,394
Simon Property Group LP REIT 2.500% due 09/01/20	400,000	404,357
Standard Chartered PLC (United Kingdom) 5.700% due 03/26/44 ~	710,000	687,869
Teachers Insurance & Annuity Association of America 6.850% due 12/16/39 ~	200,000	251,041
The Depository Trust & Clearing Corp 4.875% § ± ~	250,000	249,375

	Principal Amount	Value
The Goldman Sachs Group Inc
1.537% due 09/15/20 §	$500,000	$500,609
3.500% due 01/23/25	700,000	690,306
3.750% due 05/22/25	600,000	603,282
3.850% due 07/08/24	930,000	949,423
5.150% due 05/22/45	220,000	216,876
6.250% due 02/01/41	360,000	436,042
6.750% due 10/01/37	580,000	693,496
UBS Group Funding Jersey Ltd (Switzerland) 4.125% due 09/24/25 ~	220,000	219,557
WEA Finance LLC (Australia) 3.750% due 09/17/24 ~	560,000	552,486
Wells Fargo & Co
2.600% due 07/22/20	900,000	909,758
3.450% due 02/13/23	210,000	209,290
4.300% due 07/22/27	700,000	714,734
4.600% due 04/01/21	1,120,000	1,230,087
5.606% due 01/15/44	500,000	559,585

		55,590,782

Health Care - 2.0%

AbbVie Inc 3.600% due 05/14/25	330,000	326,602
Actavis Funding SCS
3.450% due 03/15/22	220,000	217,308
3.800% due 03/15/25	310,000	300,490
4.550% due 03/15/35	140,000	129,272
4.750% due 03/15/45	170,000	155,024
Amgen Inc
3.625% due 05/22/24	100,000	100,511
5.375% due 05/15/43	50,000	53,533
Anthem Inc 3.125% due 05/15/22	90,000	89,242
Baxalta Inc
2.875% due 06/23/20 ~	500,000	500,621
5.250% due 06/23/45 ~	130,000	129,084
Becton Dickinson and Co 3.734% due 12/15/24	180,000	183,664
4.685% due 12/15/44	60,000	60,322
Celgene Corp
3.550% due 08/15/22	120,000	122,010
3.625% due 05/15/24	100,000	99,788
3.875% due 08/15/25	460,000	461,220
5.000% due 08/15/45	390,000	388,555
5.250% due 08/15/43	70,000	71,513
DaVita HealthCare Partners Inc 5.000% due 05/01/25	150,000	144,375
Gilead Sciences Inc
3.650% due 03/01/26	100,000	100,466
3.700% due 04/01/24	540,000	553,357
4.750% due 03/01/46	40,000	40,289
GlaxoSmithKline Capital Inc (United Kingdom) 6.375% due 05/15/38	150,000	190,928
GlaxoSmithKline Capital PLC (United Kingdom) 2.850% due 05/08/22	350,000	349,819
HCA Inc
4.250% due 10/15/19	210,000	212,363
7.500% due 02/15/22	300,000	339,750
Humana Inc
3.150% due 12/01/22	80,000	79,042
4.625% due 12/01/42	110,000	106,194
Medtronic Inc 3.500% due 03/15/25 ~	780,000	797,163
Merck & Co Inc 2.750% due 02/10/25	150,000	146,243
Pfizer Inc 7.200% due 03/15/39	160,000	219,457
UnitedHealth Group Inc
3.750% due 07/15/25	620,000	641,918
3.875% due 10/15/20	200,000	214,763

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
4.750% due 07/15/45	$110,000	$116,514
6.875% due 02/15/38	150,000	200,222
Valeant Pharmaceuticals International Inc 5.375% due 03/15/20 ~	370,000	360,519
Zimmer Biomet Holdings Inc 4.450% due 08/15/45	320,000	297,169
Zoetis Inc 3.250% due 02/01/23	100,000	96,213

		8,595,523

Industrials - 1.0%

CSC Holdings LLC 6.750% due 11/15/21	200,000	179,500
Delta Air Lines Pass-Through Trust ‘A’ 6.821% due 02/10/24	337,050	390,236
Eaton Corp
1.500% due 11/02/17	10,000	9,994
2.750% due 11/02/22	440,000	429,046
4.150% due 11/02/42	100,000	92,729
Florida East Coast Holdings Corp 6.750% due 05/01/19 ~	230,000	225,975
General Electric Co 4.500% due 03/11/44	110,000	114,339
Hellenic Railways Organization SA (Greece) 5.014% due 12/27/17 ~	EUR 500,000	472,104
International Lease Finance Corp (Netherlands) 5.750% due 05/15/16	$100,000	101,625
Raytheon Co 3.125% due 10/15/20	160,000	167,768
Schaeffler Holding Finance BV (Germany)
5.750% PIK due 11/15/21 ~	EUR 200,000	239,078
6.750% PIK due 11/15/22 ~	$240,000	259,200
The Boeing Co 4.875% due 02/15/20	400,000	450,412
UAL Pass-Through Trust 9.750% due 07/15/18	39,437	42,647
United Rentals North America Inc
5.500% due 07/15/25	40,000	37,550
7.375% due 05/15/20	50,000	52,750
United Technologies Corp
4.500% due 04/15/20	210,000	232,399
4.500% due 06/01/42	180,000	184,160
Waste Management Inc 3.500% due 05/15/24	150,000	152,502
West Corp 5.375% due 07/15/22 ~	350,000	324,625

		4,158,639

Information Technology - 0.1%

Activision Blizzard Inc 5.625% due 09/15/21 ~	150,000	158,250
Apple Inc 2.850% due 05/06/21	300,000	308,358
Intel Corp
3.700% due 07/29/25	70,000	72,006
4.900% due 07/29/45	70,000	72,651

		611,265

Materials - 1.6%

Ardagh Packaging Finance PLC (Ireland) 3.337% due 12/15/19 § ~	500,000	482,500
Barrick Gold Corp (Canada)
4.100% due 05/01/23	650,000	582,415
6.950% due 04/01/19	240,000	268,975
BHP Billiton Finance USA Ltd (Australia)
3.250% due 11/21/21	550,000	557,450
5.000% due 09/30/43	230,000	233,644
Celulosa Arauco y Constitucion SA (Chile) 4.500% due 08/01/24	260,000	256,452

	Principal Amount	Value
Eagle Spinco Inc 4.625% due 02/15/21	$320,000	$272,006
Ecolab Inc 4.350% due 12/08/21	100,000	108,220
FMG Resources Property Ltd (Australia) 9.750% due 03/01/22 ~	490,000	457,538
Glencore Finance Canada Ltd (Switzerland) 2.700% due 10/25/17 ~	580,000	521,962
Glencore Funding LLC (Switzerland) 2.875% due 04/16/20 ~	610,000	488,498
GTL Trade Finance Inc (Brazil) 7.250% due 10/20/17 ~	600,000	600,000
Hexion Inc 6.625% due 04/15/20	300,000	256,500
Murray Energy Corp 11.250% due 04/15/21 ~	500,000	265,000
OCP SA (Malaysia) 4.500% due 10/22/25 ~	200,000	188,000
Potash Corp of Saskatchewan Inc (Canada) 4.875% due 03/30/20	100,000	110,184
Rio Tinto Finance USA Ltd (United Kingdom) 3.750% due 09/20/21	340,000	348,913
Southern Copper Corp (Peru) 6.750% due 04/16/40	500,000	446,430
Vale Overseas Ltd (Brazil)
4.375% due 01/11/22	20,000	17,745
6.875% due 11/21/36	500,000	399,500
Vedanta Resources PLC (India) 9.500% due 07/18/18 ~	100,000	84,075

		6,946,007

Telecommunication Services - 2.1%

America Movil Sab de CV (Mexico) 5.000% due 03/30/20	400,000	441,312
AT&T Inc
3.400% due 05/15/25	1,010,000	966,403
4.350% due 06/15/45	130,000	111,574
5.500% due 02/01/18	350,000	379,470
Bharti Airtel Ltd (India) 4.375% due 06/10/25 ~	490,000	489,818
CenturyLink Inc
5.625% due 04/01/25 ~	90,000	72,338
6.150% due 09/15/19	150,000	150,000
Intelsat Jackson Holdings SA (Luxembourg)
5.500% due 08/01/23	300,000	248,250
7.500% due 04/01/21	270,000	250,088
Sprint Capital Corp 8.750% due 03/15/32	500,000	390,000
Sprint Corp 7.625% due 02/15/25	200,000	155,375
Telecom Italia Capital SA (Italy) 5.250% due 10/01/15	2,000,000	2,000,000
Telefonica Emisiones SAU (Spain) 5.134% due 04/27/20	200,000	219,070
Verizon Communications Inc
4.150% due 03/15/24	680,000	704,856
5.150% due 09/15/23	200,000	221,007
6.400% due 09/15/33	700,000	804,686
6.550% due 09/15/43	1,060,000	1,259,197
Windstream Corp 7.500% due 04/01/23	500,000	372,500

		9,235,944

Utilities - 1.0%

AES Corp 7.375% due 07/01/21	130,000	135,525
Berkshire Hathaway Energy Co 6.500% due 09/15/37	150,000	189,121
Calpine Corp 5.875% due 01/15/24 ~	120,000	124,200

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
Dynegy Inc
6.750% due 11/01/19 ~	$700,000	$705,250
7.375% due 11/01/22 ~	200,000	202,500
7.625% due 11/01/24 ~	100,000	101,500
FirstEnergy Corp
4.250% due 03/15/23	410,000	412,912
7.375% due 11/15/31	900,000	1,089,329
IPALCO Enterprises Inc 3.450% due 07/15/20 ~	800,000	778,000
Pacific Gas & Electric Co 6.050% due 03/01/34	510,000	617,891
Virginia Electric & Power Co 6.350% due 11/30/37	160,000	207,533

		4,563,761

Total Corporate Bonds & Notes (Cost $129,510,304)		124,591,338

SENIOR LOAN NOTES - 0.2%

Consumer Discretionary - 0.1%

Chrysler Group LLC Term B (United Kingdom) 3.500% due 05/24/17 §	536,084	535,217

Health Care - 0.1%

HCA Inc Term B5 2.946% due 03/31/17 §	296,977	291,038

Total Senior Loan Notes (Cost $832,717)		826,255

MORTGAGE-BACKED SECURITIES - 44.2%

Collateralized Mortgage Obligations - Commercial - 5.2%

Banc of America Commercial Mortgage Trust 5.794% due 04/10/49 " §	810,000	810,791
BBCCRE Trust 4.715% due 08/10/33 " § ~	210,000	187,625
Bear Stearns Commercial Mortgage Securities Trust
5.273% due 12/11/38 "	250,000	250,730
5.700% due 06/11/50 "	200,000	211,252
CD Commercial Mortgage Trust 5.398% due 12/11/49 " §	60,000	52,513
Citigroup Commercial Mortgage Trust
3.172% due 09/10/58 "	350,000	264,181
4.017% due 10/10/47 "	270,000	281,879
Commercial Mortgage Trust
4.239% due 11/10/47 "	160,000	166,091
4.499% due 02/10/48 " §	90,000	88,465
Core Industrial Trust 3.977% due 02/01/34 " § ~	400,000	381,777
Credit Suisse Commercial Mortgage Trust
5.373% due 12/15/39 "	190,000	184,375
5.467% due 09/15/39 "	715,970	731,659
CSMC Trust
3.953% due 09/15/37 " ~	520,000	549,717
4.373% due 09/15/37 " ~	900,000	810,761
4.707% due 03/15/17 " § ~	390,000	386,265
5.943% due 08/15/22 " §	1,500,000	1,500,089
Fannie Mae (IO) 0.386% due 10/25/24 " §	12,371,022	357,807
Freddie Mac Multifamily Structured Pass-Through Certificates 2.991% due 09/25/21 "	450,000	473,184

	Principal Amount	Value
Freddie Mac Multifamily Structured Pass-Through Certificates (IO) 0.693% due 08/25/19 " §	$24,736,541	$433,669
FREMF Mortgage Trust 3.635% due 08/25/48 " § ~	305,000	273,009
Government National Mortgage Association (IO) 0.709% due 04/16/47 " §	6,319,059	353,554
GS Mortgage Securities Trust 5.622% due 11/10/39 "	220,000	221,956
JP Morgan Chase Commercial Mortgage Securities Trust
2.298% due 08/15/27 " § ~	210,000	212,254
2.487% due 11/15/31 " § ~	490,000	489,226
3.507% due 08/15/27 " § ~	120,000	120,905
4.725% due 07/15/47 " §	380,000	381,929
5.411% due 05/15/47 "	1,960,000	1,697,011
5.502% due 06/12/47 " §	650,000	643,731
5.695% due 02/12/49 " §	1,090,000	1,021,977
JPMBB Commercial Mortgage Securities Trust
3.364% due 09/15/47 " § ~	680,000	483,286
3.801% due 08/15/48 "	260,000	274,690
4.116% due 11/15/47 " §	290,000	298,999
4.773% due 08/15/48 " §	610,000	627,477
LB-UBS Commercial Mortgage Trust 5.866% due 09/15/45 " §	448,023	482,965
LSTAR Commercial Mortgage Trust
2.729% due 04/20/48 " § ~	866,000	879,559
3.127% due 04/20/48 " § ~	850,000	869,607
ML-CFC Commercial Mortgage Trust 5.450% due 08/12/48 " §	210,000	207,117
Morgan Stanley Capital I Trust 5.731% due 07/12/44 " §	1,113,714	1,128,670
Motel 6 Trust 5.000% due 02/05/30 " ~	700,000	673,483
Wachovia Bank Commercial Mortgage Trust 5.342% due 12/15/43 "	600,000	621,298
Waterfall Commercial Mortgage 4.104% due 09/19/22 " §	1,430,000	1,439,447
Wells Fargo Commercial Mortgage Trust
3.184% due 04/15/50 "	340,000	342,177
3.848% due 05/15/48 " §	380,000	358,444
4.435% due 07/01/46 " §	290,000	313,681
WFRBS Commercial Mortgage Trust (IO) 1.721% due 03/15/44 " § ~	7,287,274	328,033

		22,867,315

Collateralized Mortgage Obligations - Residential - 8.2%

Alternative Loan Trust 2.770% due 06/25/37 " §	328,238	278,093
Banc of America Funding Ltd 0.459% due 10/03/39 " § ~	827,710	817,943
Banc of America Funding Trust
2.030% due 09/26/45 " § ~	4,046,960	3,042,417
2.717% due 05/25/35 " §	58,527	59,775
BCAP LLC Trust
0.599% due 03/28/37 " § ~	2,984,630	2,752,222
5.345% due 03/26/37 " § ~	74,482	72,749
Bear Stearns Adjustable Rate Mortgage Trust
2.596% due 08/25/33 " §	76,202	76,353
2.690% due 01/25/35 " §	880,438	867,998
2.812% due 10/25/36 * " § Ω	24,393	20,540
Bear Stearns ALT-A Trust
2.581% due 05/25/35 " §	41,946	40,791
2.709% due 11/25/36 " §	80,973	58,879
Chase Mortgage Finance Trust 5.455% due 09/25/36 * " § Ω	164,538	146,895
Chevy Chase Funding LLC 0.444% due 08/25/35 " § ~	42,608	39,317

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
Citigroup Mortgage Loan Trust 6.790% due 06/27/37 " § ~	$2,000,000	$2,020,800
Citigroup Mortgage Loan Trust Inc 2.420% due 08/25/35 " §	33,230	33,497
CitiMortgage Alternative Loan Trust (IO) 5.406% due 05/25/37 " §	7,869,555	1,378,596
Countrywide Home Loan Mortgage Pass-Through Trust 0.514% due 03/25/35 " §	21,225	18,768
Credit Suisse First Boston Mortgage Securities Corp 6.000% due 11/25/35 * " Ω	88,562	69,086
Downey Saving & Loan Association Mortgage Loan Trust 0.396% due 04/19/47 * " § Ω	187,748	63,671
Fannie Mae
1.625% due 11/25/23 " §	105,537	109,233
5.500% due 04/25/35 "	814,081	904,486
Fannie Mae (IO)
4.000% due 03/25/43 "	1,136,161	169,397
4.000% due 04/25/43 "	4,645,641	706,005
Fannie Mae Connecticut Avenue Securities 3.094% due 07/25/24 " §	1,500,000	1,362,779
Freddie Mac 8.000% due 04/15/30 "	138,287	161,557
Freddie Mac (IO)
3.500% due 04/15/43 "	1,767,501	284,097
4.000% due 04/15/43 "	1,079,287	139,740
5.943% due 12/15/42 " §	752,790	163,233
Freddie Mac Structured Agency Credit Risk Debt Notes
4.194% due 08/25/24 " §	540,000	528,528
4.294% due 08/25/24 " §	760,000	721,517
4.944% due 10/25/24 " §	1,140,000	1,154,193
Government National Mortgage Association 0.792% due 07/20/65 " §	898,569	898,873
Government National Mortgage Association (IO) 4.000% due 11/20/44 "	2,616,220	361,683
Granite Master Issuer PLC (United Kingdom)
0.117% due 12/20/54 " § ~	EUR 187,575	208,989
0.177% due 12/20/54 " § ~	301,730	336,352
0.476% due 12/20/54 " §	$149,928	149,928
Granite Mortgages PLC (United Kingdom)
0.361% due 01/20/44 " § ~	EUR 6,170	6,880
0.687% due 01/20/44 " §	143,974	142,844
0.866% due 06/20/44 " § ~	GBP 254,997	384,215
0.964% due 01/20/44 " § ~	6,244	9,429
0.966% due 09/20/44 " § ~	191,878	289,739
Great Hall Mortgages No 1 PLC (United Kingdom) 0.470% due 06/18/39 " § ~	$518,024	477,359
HarborView Mortgage Loan Trust 0.386% due 12/19/36 * " § Ω	431,067	321,858
JP Morgan Mortgage Trust
2.522% due 07/25/35 " §	105,752	104,886
5.750% due 01/25/36 * " Ω	29,634	26,288
JP Morgan Resecuritization Trust 0.409% due 12/25/36 " § ~	3,430,000	2,514,673
Ludgate Funding PLC (United Kingdom) 0.741% due 01/01/61 " § ~	GBP 703,273	947,621
Marche Mutui SARL (Italy) 0.381% due 10/27/65 " § ~	EUR 356,445	397,629
Merrill Lynch Mortgage Investors Trust 2.226% due 11/25/35 " §	$1,999,862	1,964,531
Morgan Stanley Resecuritization Trust
0.424% due 10/26/46 " § ~	817,405	800,142
0.893% due 12/25/46 " § ~	2,006,873	928,215
Nomura Resecuritization Trust 11.965% due 06/25/35 " § ~	1,927,336	1,948,730
Prime Mortgage Trust 5.500% due 05/25/35 " ~	2,081,811	1,998,046

	Principal Amount	Value
Reperforming Loan REMIC Trust 0.534% due 06/25/35 " § ~	$69,934	$62,278
Residential Asset Securitization Trust 0.594% due 05/25/33 " §	1,456	1,455
Structured Asset Securities Corp Mortgage Pass-Through Certificates
2.397% due 08/25/32 " §	34,967	34,522
2.711% due 10/28/35 * " § ~ Ω	7,797	7,753
WaMu Mortgage Pass-Through Certificates Trust
1.583% due 08/25/42 " §	3,018	2,881
1.909% due 03/25/47 " §	60,397	48,704
4.335% due 02/25/37 * " § Ω	303,294	282,370
Wells Fargo Mortgage-Backed Securities Trust
2.650% due 04/25/35 " §	1,509,079	1,532,542
2.651% due 03/25/36 " §	406,920	391,744
2.705% due 04/25/36 * " § Ω	43,342	42,478
2.714% due 12/25/34 " §	50,273	50,689

		35,939,481

Fannie Mae - 27.0%

1.383% due 10/01/44 " §	27,232	27,932
2.265% due 12/01/35 " §	14,349	15,068
2.283% due 09/01/35 " §	144,637	153,542
2.310% due 08/01/22 "	500,000	504,458
2.416% due 11/01/32 " §	107,757	114,424
2.552% due 11/01/34 " §	83,870	89,458
2.810% due 04/01/25 "	160,000	160,856
3.000% due 09/01/21 - 11/13/44 "	7,752,348	7,939,748
3.500% due 10/01/29 - 10/01/45 "	27,265,392	28,478,114
4.000% due 08/01/18 - 01/01/45 "	38,273,414	40,902,586
4.320% due 12/01/36 " §	8,795	9,370
4.500% due 07/01/18 - 02/01/45 "	20,124,296	22,037,601
5.000% due 02/01/25 - 11/01/44 "	4,598,088	5,079,141
5.500% due 12/01/20 - 12/01/44 "	7,196,603	8,031,534
6.000% due 09/01/22 - 05/01/41 "	3,868,678	4,383,162
6.500% due 03/01/17 "	5,454	5,630

		117,932,624

Freddie Mac - 1.8%

1.874% due 09/01/35 " §	17,588	18,590
2.370% due 09/01/35 " §	77,194	82,255
2.384% due 11/01/31 " §	4,329	4,614
2.435% due 06/01/35 " §	132,313	140,698
2.500% due 04/01/32 " §	17,110	18,106
3.500% due 10/01/42 - 11/01/45 "	3,304,655	3,445,277
4.000% due 12/01/42 - 11/01/45 "	1,980,547	2,116,112
4.500% due 11/01/44 "	272,270	299,528
5.500% due 03/01/23 - 05/01/40 "	1,378,059	1,527,099
6.000% due 12/01/22 - 03/01/23 "	40,466	45,551

		7,697,830

Government National Mortgage Association - 2.0%

3.500% due 10/01/44 - 12/01/45 "	6,100,000	6,383,987
4.000% due 11/01/45 "	1,000,000	1,064,121
5.000% due 10/15/38 - 04/15/39 "	1,294,823	1,432,113

		8,880,221

Total Mortgage-Backed Securities (Cost $192,318,753)		193,317,471

ASSET-BACKED SECURITIES - 6.6%

Aegis Asset Backed Securities Trust 1.094% due 10/25/34 " §	722,320	666,537
Argent Securities Inc
1.014% due 02/25/34 " §	1,032,066	931,476
1.319% due 11/25/34 " §	469,638	404,341
Asset-Backed Funding Certificates Trust 0.894% due 06/25/34 " §	83,719	78,600
Basic Asset Backed Securities Trust 0.504% due 04/25/36 " §	2,000,000	1,792,406

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
Bear Stearns Asset Backed Securities I Trust
0.394% due 12/25/36 " §	$379,125	$346,617
0.864% due 06/25/35 " §	300,000	267,191
Bosphorus CLO (Ireland) 1.126% due 11/10/23 " § ~	EUR 423,822	472,713
Business Loan Express Business Loan Trust 0.624% due 02/25/31 " § ~	$356,251	338,825
Chapel BV (Netherlands) 0.636% due 11/17/64 " § ~	EUR 152,776	163,725
Citigroup Mortgage Loan Trust
0.364% due 05/25/37 " §	$400,000	364,722
0.649% due 11/25/45 " § ~	3,700,000	3,359,160
Citigroup Mortgage Loan Trust Inc 1.844% due 07/25/37 " §	1,122,000	999,514
Community Funding CLO (Cayman) 5.750% due 11/01/27 " § ~	660,000	660,000
Countrywide Asset-Backed Certificates
0.544% due 05/25/46 " § ~	1,564,047	1,517,792
0.594% due 06/25/36 " §	500,000	364,036
HERO Funding Trust 3.990% due 09/21/40 " ~	401,251	403,793
Hillmark Funding Ltd (Cayman) 0.583% due 05/21/21 " § ~	567,445	555,472
Malin CLO BV (Netherlands) 0.171% due 05/07/23 " § ~	EUR 170,917	189,400
OneMain Financial Issuance Trust 3.190% due 03/18/26 " ~	$1,300,000	1,312,220
Park Place Securities Inc 1.919% due 02/25/35 " §	2,302,773	1,653,640
Santander Drive Auto Receivables Trust 0.487% due 08/15/17 " §	874,468	874,142
Securitized Asset-Backed Receivables LLC Trust 0.324% due 05/25/37 * " § Ω	105,390	75,226
SLM Student Loan Trust
1.945% due 07/25/22 " §	730,000	733,833
1.995% due 07/25/23 " §	780,000	784,211
SMB Private Education Loan Trust
1.357% due 05/15/26 " § ~	2,000,000	1,994,509
1.707% due 04/15/32 " § ~	550,000	539,959
3.050% due 05/15/26 " ~	2,200,000	2,277,743
SoFi Professional Loan Program LLC
1.444% due 08/25/32 " § ~	526,558	523,369
2.550% due 08/27/29 " ~	1,804,638	1,814,469
Structured Asset Investment Loan Trust 0.929% due 08/25/35 " §	1,200,000	1,160,497
Sunrise SARL (Italy) 0.467% due 08/27/31 " §	EUR 290,816	325,021
United States Small Business Administration
2.517% due 03/10/25 "	$109,094	110,942
2.829% due 09/10/25 "	460,000	468,847
3.370% due 10/01/33 "	366,487	384,359
Wood Street BV CLO (Netherlands) 0.305% due 11/22/21 " § ~	EUR 103,218	114,600

Total Asset-Backed Securities (Cost $27,998,470)		29,023,907

U.S. GOVERNMENT AGENCY ISSUES - 1.5%

Fannie Mae
2.173% due 10/09/19	$4,000,000	3,716,980
6.625% due 11/15/30	1,500,000	2,170,308
Tennessee Valley Authority 5.250% due 09/15/39	500,000	619,744

Total U.S. Government Agency Issues (Cost $6,442,868)		6,507,032

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 18.7%

U.S. Treasury Bonds - 8.2%

2.500% due 02/15/45	$1,900,000	$1,750,869
2.750% due 08/15/42	1,400,000	1,366,586
2.750% due 11/15/42	1,600,000	1,559,458
2.875% due 05/15/43	2,500,000	2,493,815
2.875% due 05/15/45	5,670,000	5,808,093
2.875% due 08/15/45	4,340,000	4,341,354
3.000% due 11/15/44	3,000,000	3,066,405
3.000% due 05/15/45	1,200,000	1,232,063
3.125% due 02/15/42	1,300,000	1,369,232
3.125% due 02/15/43	3,500,000	3,668,256
3.125% due 08/15/44	3,000,000	3,142,188
3.375% due 05/15/44	300,000	329,508
4.250% due 05/15/39	1,100,000	1,387,575
4.375% due 11/15/39	1,800,000	2,311,124
4.375% due 05/15/40	500,000	642,292
4.500% due 08/15/39	800,000	1,044,506
4.625% due 02/15/40	400,000	531,971

		36,045,295

U.S. Treasury Inflation Protected Securities - 8.1%

0.125% due 04/15/17 ^	630,438	628,378
0.125% due 04/15/20 ^	713,370	709,515
0.125% due 01/15/23 ^	4,962,864	4,792,623
0.125% due 07/15/24 ^	6,432,576	6,148,803
0.375% due 07/15/25 ^	1,620,238	1,580,648
0.625% due 07/15/21 ^	6,141,504	6,235,223
0.625% due 02/15/43 ^	2,408,230	2,035,611
0.750% due 02/15/45 ^	912,123	793,648
1.750% due 01/15/28 ^	3,303,622	3,658,999
2.375% due 01/15/27 ^	5,207,048	6,105,706
2.500% due 01/15/29 ^	2,111,983	2,538,656

		35,227,810

U.S. Treasury Notes - 2.4%

1.375% due 08/31/20	220,000	220,326
1.375% due 09/30/20	1,880,000	1,880,122
1.625% due 07/31/20	940,000	951,750
1.750% due 09/30/22	1,260,000	1,259,803
1.875% due 08/31/22	1,950,000	1,967,127
2.250% due 11/15/24 ‡	3,200,000	3,261,645
2.500% due 05/15/24	100,000	104,223
2.750% due 02/15/24	800,000	850,666

		10,495,662

Total U.S. Treasury Obligations (Cost $82,783,177)		81,768,767

FOREIGN GOVERNMENT BONDS & NOTES - 6.5%

Banco Nacional de Desenvolvimento Economico e Social (Brazil) 4.125% due 09/15/17 ~	EUR 100,000	103,239
Brazil Notas do Tesouro Nacional ‘B’ (Brazil) 6.000% due 08/15/50 ^	BRL 950,000	547,635
Brazil Notas do Tesouro Nacional ‘F’ (Brazil) 10.000% due 01/01/17	4,184,000	995,097
Brazilian Government International Bond (Brazil)
5.000% due 01/27/45	$200,000	150,500
5.625% due 01/07/41	520,000	423,800
China Government Bond (China)
3.380% due 11/21/24	CNY 7,000,000	1,087,051
3.390% due 05/21/25	1,000,000	156,526
Colombia Government (Colombia) 5.625% due 02/26/44	$390,000	365,625
Cyprus Government International Bond (Cyprus) 4.750% due 06/25/19 ~	EUR 400,000	475,157

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
Indonesia Government (Indonesia)
3.750% due 04/25/22 ~	$250,000	$238,727
4.875% due 05/05/21 ~	500,000	518,111
Italy Buoni Poliennali del Tesoro (Italy)
3.750% due 09/01/24	EUR 5,030,000	6,590,771
Mexican Bonos (Mexico)
6.500% due 06/09/22	MXN 53,660,000	3,299,854
7.750% due 11/13/42	40,000,000	2,614,146
8.000% due 06/11/20	2,200,000	145,807
8.500% due 12/13/18	10,000,000	656,130
10.000% due 12/05/24	13,320,000	1,005,686
Mexico Government International Bond (Mexico) 3.600% due 01/30/25	$340,000	334,900
5.550% due 01/21/45	1,200,000	1,236,000
Peruvian Government International Bond (Peru)
5.625% due 11/18/50	250,000	259,375
6.550% due 03/14/37	40,000	46,100
Poland Government (Poland)
3.250% due 07/25/25	PLN 8,310,000	2,265,453
4.000% due 01/22/24	$730,000	773,417
Province of Ontario (Canada)
1.650% due 09/27/19	200,000	200,052
3.000% due 07/16/18	100,000	104,867
3.150% due 06/02/22	CAD 900,000	732,065
Province of Quebec (Canada) 3.500% due 07/29/20	$600,000	647,740
Russian Foreign (Russia) 7.500% due 03/31/30 § ~	656,250	773,092
South Africa Government (South Africa) 5.875% due 09/16/25	650,000	693,875
Spain Government (Spain) 2.150% due 10/31/25 ~	EUR 100,000	114,439
Turkey Government (Turkey)
4.875% due 04/16/43	$350,000	292,688
5.625% due 03/30/21	450,000	470,756
5.750% due 03/22/24	300,000	311,640

Total Foreign Government Bonds & Notes (Cost $31,959,680)		28,630,321

MUNICIPAL BONDS - 2.3%

City of Chicago IL
5.630% due 01/01/22	400,000	398,816
7.750% due 01/01/42	400,000	400,916
City of North Las Vegas NV 6.572% due 06/01/40	900,000	818,622
New Jersey Economic Development Authority ‘B’ 5.380% due 02/15/19	4,100,000	3,676,511
Southern California Public Power Authority 5.943% due 07/01/40	1,600,000	1,918,048
State of California
7.500% due 04/01/34	100,000	140,209
7.600% due 11/01/40	400,000	585,796
Tobacco Settlement Finance Authority of WV ‘A’ 7.467% due 06/01/47	765,000	668,885
University of Arizona ‘A’ 6.423% due 08/01/35	1,300,000	1,504,607

Total Municipal Bonds (Cost $9,316,426)		10,112,410

PURCHASED OPTIONS - 0.1%
(See Note (g) in Notes to Schedule of Investments) (Cost $407,271)		377,248

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 9.1%

Commercial Paper - 0.5%

ENI Finance USA Inc 1.280% due 06/02/16	$500,000	$496,614
Ford Motor Credit 1.100% due 11/02/15	1,400,000	1,399,385

		1,895,999

Foreign Government Issue - 0.2%

Mexican Cetes Treasury Bills (Mexico) 3.629% due 05/26/16	MXN 14,000,000	810,067

U. S. Government Agency Issue - 0.0%

Federal Home Loan Bank 0.190% due 02/09/16	$100,000	99,931

	Shares
Money Market Fund - 8.4%

BlackRock Liquidity Funds T-Fund Portfolio	36,811,488	36,811,488

Total Short-Term Investments (Cost $39,660,468)		39,617,485

TOTAL INVESTMENTS - 117.7% (Cost $521,230,134)		514,772,234

OTHER ASSETS & LIABILITIES, NET - (17.7%)		(77,234,842)

NET ASSETS - 100.0%		$437,537,392

Notes to Schedule of Investments

(a)	As of September 30, 2015, the fund’s composition as a percentage of net assets was as follows:

Mortgage-Backed Securities	44.2%
Corporate Bonds & Notes	28.5%
U.S. Treasury Obligations	18.7%
Short-Term Investments	9.1%
Asset-Backed Securities	6.6%
Foreign Government Bonds & Notes	6.5%
Others (each less than 3.0%)	4.1%

	117.7%
Other Assets & Liabilities, Net	(17.7%	)

	100.0%

(b)	Investments with a total aggregate value of $1,061,065 or 0.2% of the fund’s net assets were in default as of September 30, 2015.

(c)	As of September 30, 2015, an investment with a value of $2,088,472 was fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, forward foreign currency contracts, option contracts and swap agreements.

(d)	The average amount of borrowings by the fund on sale-buyback financing transactions (See Note 4 in Notes to Financial Statements) outstanding during the six-month period ended September 30, 2015 was $2,282,967 at a weighted average interest rate of 0.193%.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

(e)	Open futures contracts outstanding as of September 30, 2015 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
Euro-Bobl (12/15)	45	$40,538
Euro-BTP (12/15)	49	148,425
Eurodollar (06/16)	116	184,361
Eurodollar (12/16)	74	128,210
Eurodollar (03/17)	13	32,645
U.S. Treasury 5-Year Notes (12/15)	739	510,084
U.S. Treasury 10-Year Notes (12/15)	41	57,321
U.S. Ultra Long Bonds (12/15)	109	(312,932)
U.S. Ultra Long Bonds (12/15)	105	122,745

		911,397

Short Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
90-Day LIBOR Sterling (03/17)	102	($73,822)
90-Day LIBOR Sterling (06/17)	46	(36,786)
Australia Treasury 10-Year Notes (12/15)	6	(193)
Canada Treasury 10-Year Notes (12/15)	5	5,553
Euro FX (12/15)	67	26,832
Euro FX (12/15)	3	(1,772)
Euro-Bund (12/15)	98	(256,187)
Eurodollar (12/15)	23	(550)
Eurodollar (03/16)	626	(257,872)
Eurodollar (09/16)	69	(89,940)
Eurodollar (12/16)	103	(143,183)
Eurodollar (03/17)	66	(102,964)
Eurodollar (12/17)	75	(125,427)
GBP (12/15)	3	5,109
JPY (12/15)	9	602
U.S. Treasury 2-Year Notes (12/15)	8	(4,026)
U.S. Treasury 2-Year Notes (12/15)	2	56
U.S. Treasury 10-Year Notes (12/15)	244	(344,527)
U.S. Treasury 30-Year Bonds (12/15)	48	(121,169)
U.S. Treasury 30-Year Bonds (12/15)	1	91

		(1,520,175)

Total Futures Contracts		($608,778)

(f)	Forward foreign currency contracts outstanding as of September 30, 2015 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AUD	930,000	USD	664,917	11/15	CIT	($13,689)
AUD	1,155,000	USD	823,584	11/15	GSC	(14,801)
BRL	851,295	USD	206,000	10/15	CIT	8,576
BRL	8,806,508	USD	2,172,002	10/15	DUB	47,758
BRL	2,411,646	USD	660,797	10/15	GSC	(52,921)
BRL	774,895	USD	193,000	10/15	GSC	2,319
BRL	37,350	USD	9,000	10/15	UBS	414
BRL	3,916,226	USD	979,130	11/15	DUB	(3,563)
CNY	681,860	USD	107,244	10/15	UBS	—
CNY	4,803,324	USD	739,736	11/15	HSB	13,009
EUR	760,000	USD	856,096	11/15	CIT	(6,295)
EUR	1,366,000	USD	1,506,608	11/15	CIT	20,788
EUR	959,000	USD	1,085,632	11/15	DUB	(13,324)
EUR	2,835,000	USD	3,194,561	11/15	GSC	(24,599)
EUR	1,001,000	USD	1,118,387	11/15	GSC	884
EUR	985,000	USD	1,104,023	11/15	UBS	(2,642)
GBP	1,010,000	USD	1,528,282	10/15	CIT	(527)
GBP	113,000	USD	174,553	11/15	GSC	(3,649)
INR	25,600,000	USD	398,506	10/15	BRC	(9,668)
INR	210,100,000	USD	3,270,039	10/15	CIT	(78,840)
INR	79,878,340	USD	1,242,662	10/15	JPM	(30,303)
INR	26,570,540	USD	408,463	11/15	CIT	(7,393)
JPY	598,400,000	USD	4,948,360	11/15	GSC	42,399
JPY	97,900,000	USD	815,559	11/15	UBS	944
KRW	287,120,225	USD	244,302	10/15	CIT	(2,251)
KRW	795,183,700	USD	669,628	10/15	DUB	734
KRW	124,215,000	USD	105,000	10/15	GSC	(283)
MXN	17,173,000	USD	998,448	12/15	BRC	10,877
MXN	956,175	USD	55,000	12/15	DUB	1,198
MXN	7,929,940	USD	460,000	12/15	JPM	6,074
MXN	5,922,111	USD	349,000	12/15	UBS	(934)
MXN	1,182,520	USD	68,000	12/15	UBS	1,501
MYR	1,161,879	USD	279,000	10/15	CIT	(15,060)
MYR	2,341,080	USD	551,491	10/15	HSB	(19,675)
MYR	589,875	USD	136,482	10/15	JPM	(2,482)
PHP	5,685,200	USD	122,000	10/15	BRC	(534)
PHP	8,676,500	USD	185,000	10/15	UBS	569

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
PHP	8,676,500	USD	183,941	01/16	UBS	$393
RUB	1,010,950	USD	15,446	10/15	DUB	(7)
SGD	553,000	USD	385,904	10/15	CIT	2,573
TWD	7,363,880	USD	227,000	10/15	BRC	(3,349)
TWD	6,881,220	USD	210,951	10/15	GSC	(1,959)
TWD	1,235,950	USD	38,000	10/15	HSB	(464)
TWD	2,626,020	USD	81,000	12/15	CIT	(1,221)
TWD	1,914,550	USD	59,000	12/15	JPM	(836)
USD	399,459	AUD	563,000	11/15	CIT	5,222
USD	1,095,914	AUD	1,530,000	11/15	GSC	24,539
USD	483,000	BRL	1,932,145	10/15	DUB	(4,361)
USD	1,989,446	BRL	7,626,684	10/15	DUB	67,072
USD	246,000	BRL	948,453	10/15	GSC	6,934
USD	1,196,216	BRL	4,306,559	10/15	JPM	110,710
USD	2,478,184	BRL	10,078,577	11/15	DUB	(32,479)
USD	304,000	BRL	1,209,920	11/15	UBS	2,598
USD	193,000	BRL	784,545	02/16	JPM	4,304
USD	750,979	CAD	990,000	11/15	JPM	9,286
USD	3,904,290	CNY	25,210,000	10/15	CIT	(56,006)
USD	103,000	CNY	681,860	10/15	UBS	(4,133)
USD	637,384	CNY	4,116,227	11/15	HSB	(7,684)
USD	106,891	CNY	681,860	11/15	UBS	35
USD	1,037,925	EUR	940,000	10/15	BOA	(12,691)
USD	3,261,550	EUR	2,960,000	10/15	BRC	(46,770)
USD	791,582	EUR	690,000	10/15	BRC	20,386
USD	1,125,233	EUR	1,020,000	10/15	CIT	(14,796)
USD	14,932,088	EUR	13,103,000	10/15	HSB	290,278
USD	2,471,775	EUR	2,262,308	11/15	BOA	(57,871)
USD	1,168,014	EUR	1,058,000	11/15	CIT	(14,999)
USD	2,259,802	EUR	1,970,000	11/15	CIT	57,042
USD	295,045	EUR	264,000	11/15	GSC	(147)
USD	1,060,781	EUR	946,000	11/15	GSC	3,010
USD	1,567,278	GBP	1,010,000	10/15	CIT	39,523
USD	2,033,824	GBP	1,294,000	10/15	HSB	76,351
USD	100,437	GBP	64,000	11/15	GSC	3,642
USD	1,959,854	GBP	1,294,000	11/15	HSB	2,687
USD	389,413	INR	25,600,000	10/15	BRC	576
USD	3,179,606	INR	210,100,000	10/15	CIT	(11,592)
USD	339,000	INR	22,404,510	10/15	JPM	(1,046)
USD	1,222,389	INR	79,510,320	11/15	JPM	22,217
USD	7,117,681	JPY	850,293,434	10/15	HSB	29,660
USD	1,296,434	JPY	156,100,000	11/15	CIT	(5,467)
USD	1,655,006	JPY	198,400,000	11/15	CIT	316
USD	2,593,776	JPY	317,200,000	11/15	GSC	(51,727)
USD	7,091,688	JPY	850,293,434	11/15	HSB	788
USD	376,482	JPY	45,200,000	11/15	UBS	(494)
USD	252,118	JPY	30,100,000	11/15	UBS	1,079
USD	322,070	KRW	383,424,300	10/15	CIT	(1,168)
USD	325,285	KRW	382,298,118	10/15	CIT	2,997
USD	227,354	KRW	273,052,500	10/15	GSC	(2,837)
USD	530,404	KRW	623,871,600	10/15	JPM	4,463
USD	1,347,926	MXN	22,926,464	10/15	BRC	(6,384)
USD	2,234,748	MXN	35,234,929	10/15	BRC	153,354
USD	503,000	MXN	8,626,557	12/15	DUB	(4,017)
USD	73,000	MXN	1,231,547	12/15	DUB	617
USD	1,080,657	MXN	18,185,882	12/15	GSC	11,801
USD	1,558,251	MXN	26,276,671	12/15	HSB	13,868
USD	153,000	MXN	2,609,798	12/15	RBC	(388)
USD	255,000	MXN	4,383,195	12/15	UBS	(2,618)
USD	176,000	MXN	2,939,499	12/15	UBS	3,234
USD	830,231	MXN	13,585,067	05/16	GSC	42,467
USD	67,000	MYR	266,493	10/15	DUB	6,462
USD	89,318	MYR	387,996	10/15	GSC	1,178
USD	372,849	MYR	1,552,282	10/15	HSB	20,223
USD	451,660	MYR	1,856,324	10/15	UBS	29,965
USD	313,000	PHP	14,620,230	10/15	CIT	635
USD	185,395	PHP	8,676,500	10/15	UBS	(173)
USD	91,548	SGD	129,000	10/15	BRC	927
USD	302,944	SGD	424,000	10/15	JPM	5,088
USD	384,789	SGD	553,000	12/15	CIT	(2,872)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	313,000	TWD	10,103,640	10/15	CIT	$6,139
USD	304,922	TWD	9,804,770	10/15	GSC	7,139

Total Forward Foreign Currency Contracts						$595,833

(g)	Purchased options outstanding as of September 30, 2015 were as follows:

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - 1-Year Interest Rate Swap	Pay	3-Month-USD LIBOR	0.800%	01/19/16	MSC	$8,000,000	$13,330	$16,706
Call - 5-Year Interest Rate Swap	Pay	3-Month-USD LIBOR	1.500%	01/29/16	MSC	1,300,000	11,700	10,432
Call - 10-Year Interest Rate Swap	Pay	3-Month-USD LIBOR	1.750%	01/29/16	MSC	1,300,000	20,150	7,612
Call - 2-Year Interest Rate Swap	Pay	3-Month-USD LIBOR	2.100%	01/30/18	JPM	2,700,000	38,340	37,185

							83,520	71,935

Put - 10-Year Interest Rate Swap	Receive	3-Month-USD LIBOR	2.580%	05/12/16	MSC	1,100,000	35,200	10,997
Put - 10-Year Interest Rate Swap	Receive	3-Month-USD LIBOR	2.580%	05/23/16	MSC	2,400,000	67,860	25,458
Put - 30-Year Interest Rate Swap	Receive	3-Month-USD LIBOR	2.905%	08/20/18	MSC	900,000	88,800	84,469
Put - 30-Year Interest Rate Swap	Receive	3-Month-USD LIBOR	2.940%	08/20/18	GSC	300,000	29,340	27,206

							221,200	148,130

							$304,720	$220,065

Options on Futures
Description			Exercise Price	Expiration Date	Exchange	Number of Contracts	Cost	Value
Call - U.S. Treasury 10-Year Notes (11/15)			$134.50	10/23/15	CME	300	$5,663	$4,688
Call - U.S. Treasury 30-Year Bonds (11/15)			154.00	10/23/15	CME	21	32,240	83,016
Call - U.S. Treasury 30-Year Bonds (11/15)			155.00	10/23/15	CME	11	16,192	35,406
Call - U.S. Treasury 30-Year Bonds (11/15)			156.00	10/23/15	CME	8	14,026	20,625
Call - Euro-Bund (11/15)			165.50	11/20/15	CME	28	340	313
Call - Euro-Bund (11/15)			167.00	11/20/15	CME	32	389	358

							68,850	144,406

Put - EUR FX (10/15)			1.10	10/09/15	CME	5	4,891	1,187
Put - U.S. Treasury 10-Year Notes (11/15)			127.50	10/23/15	CME	1	378	234
Put - U.S. Treasury 10-Year Notes (11/15)			128.00	10/23/15	CME	10	4,908	3,594
Put - U.S. Treasury 30-Year Bonds (11/15)			153.00	10/23/15	CME	9	8,936	3,656
Put - Eurodollar (11/15)			99.50	11/13/15	CME	133	13,732	3,325
Put - U.S. Treasury 5-Year Notes (12/15)			109.50	11/20/15	CME	100	856	781

							33,701	12,777

							$102,551	$157,183

Total Purchased Options							$407,271	$377,248

(h)	Transactions in written options for the six-month period ended September 30, 2015 were as follows:

	Number of Contracts	Notional Amount in AUD	Notional Amount in EUR	Notional Amount in $	Premium
Outstanding, March 31, 2015	390	—	—	59,400,000	$536,974
Call Options Written	891	1,500,000	6,770,000	7,129,600	1,617,107
Put Options Written	442	—	1,300,000	64,382,000	1,109,272
Call Options Closed	106	—	—	(8,000,000)	(328,222)
Put Options Closed	(131)	—	—	(3,700,000)	(128,966)
Call Options Expired	(764)	—	—	(11,900,000)	(1,111,895)
Put Options Expired	(435)	—	(1,300,000)	(29,982,000)	(917,867)

Outstanding, September 30, 2015	499	1,500,000	6,770,000	77,329,600	$776,403

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

(i)	Premiums received and value of written options outstanding as of September 30, 2015 were as follows:

Credit Default Swaptions on Credit Indices – Sell Protection

Description	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Put - CDX HY 24	1.000%	11/18/15	BNP	$1,029,600	$10,605	($8,516)

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - INR versus USD	INR 68.00	10/28/15	JPM	$300,000	$2,100	($320)
Call - INR versus USD	68.10	10/29/15	CIT	300,000	1,959	(326)
Call - AUD versus USD	$0.73	11/05/15	HSB	AUD 1,500,000	6,017	(2,319)
Call - EUR versus USD	1.15	11/12/15	UBS	EUR 1,300,000	9,970	(8,488)
Call - EUR versus USD	1.10	11/13/15	BRC	2,670,000	37,941	(629)
Call - EUR versus USD	1.17	11/20/15	CIT	1,500,000	10,679	(3,799)
Call - EUR versus USD	1.15	11/25/15	UBS	1,300,000	11,288	(7,717)
Call - INR versus USD	INR 69.00	11/26/15	BRC	$1,000,000	9,020	(2,414)
Call - BRL versus USD	BRL 4.50	02/12/16	JPM	1,000,000	25,340	(34,038)
Call - BRL versus USD	4.55	03/17/16	DUB	600,000	15,144	(23,649)

					$129,458	($83,699)

Inflation Floor/Cap Options

Description	Initial Index	Floating Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or $0	03/12/20	CIT	$1,200,000	$10,320	($1,132)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or $0	09/29/20	CIT	600,000	7,740	(674)

						$18,060	($1,806)

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - 1-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	0.500%	01/19/16	MSC	$5,300,000	$3,180	($2,490)
Call - 1-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	0.520%	01/19/16	MSC	2,700,000	1,620	(1,450)
Call - 1-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	0.650%	01/19/16	MSC	5,300,000	5,830	(5,945)
Call - 1-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	0.660%	01/19/16	MSC	2,700,000	2,700	(3,178)
Call - 5-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.100%	01/29/16	MSC	1,300,000	4,940	(2,542)
Call - 5-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.300%	01/29/16	MSC	1,300,000	7,540	(5,485)
Call - 2-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.100%	01/30/18	JPM	2,700,000	14,040	(12,918)
Call - 2-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.600%	01/30/18	JPM	2,700,000	24,435	(23,083)

							64,285	(57,091)

Put - 7-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	1.900%	10/29/15	DUB	1,700,000	4,522	(3,360)
Put - 7-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.000%	11/30/15	MSC	1,700,000	5,737	(4,922)
Put - 10-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.300%	11/30/15	MSC	1,700,000	8,160	(6,656)
Put - 7-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.200%	12/11/15	DUB	1,600,000	6,660	(2,452)
Put - 7-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.160%	12/14/15	GSC	2,300,000	8,510	(4,438)
Put - 2-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.500%	05/12/16	MSC	10,000,000	33,684	(6,126)
Put - 2-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.500%	05/23/16	MSC	23,300,000	72,809	(15,590)
Put - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.800%	08/20/18	GSC	1,200,000	26,727	(22,621)
Put - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.800%	08/20/18	MSC	3,800,000	84,793	(71,633)

							251,602	(137,798)

							$315,887	($194,889)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Premium	Value
Call - U.S. Treasury 10-Year Notes (10/15)	$128.00	10/02/15	CME	8	$2,146	($6,625)
Call - EUR FX (10/15)	1.16	10/09/15	CME	6	10,293	(187)
Call - U.S. Treasury 10-Year Notes (11/15)	127.00	10/23/15	CME	3	2,115	(5,625)
Call - U.S. Treasury 10-Year Notes (11/15)	127.50	10/23/15	CME	14	7,173	(20,562)
Call - U.S. Treasury 10-Year Notes (11/15)	128.00	10/23/15	CME	195	91,163	(213,281)
Call - U.S. Treasury 10-Year Notes (11/15)	128.50	10/23/15	CME	49	25,810	(38,281)
Call - U.S. Treasury 10-Year Notes (11/15)	129.00	10/23/15	CME	14	6,298	(7,438)
Call - U.S. Treasury 10-Year Notes (11/15)	129.50	10/23/15	CME	9	3,065	(3,094)
Call - U.S. Treasury 10-Year Notes (11/15)	130.00	10/23/15	CME	5	1,624	(1,094)
Call - Euro-Bund (10/15)	EUR 156.50	10/23/15	CME	8	4,776	(6,704)
Call - U.S. Treasury 30-Year Bonds (11/15)	$157.00	10/23/15	CME	3	2,850	(6,047)
Call - U.S. Treasury 30-Year Bonds (11/15)	158.00	10/23/15	CME	16	17,526	(24,750)
Call - U.S. Treasury 30-Year Bonds (12/15)	159.00	10/23/15	CME	16	12,948	(18,500)
Call - U.S. Treasury 30-Year Bonds (11/15)	160.00	10/23/15	CME	10	7,358	(8,594)
Call - U.S. Treasury 30-Year Bonds (11/15)	162.00	10/23/15	CME	2	2,494	(906)
Call - U.S. Treasury 10-Year Notes (12/15)	129.00	11/20/15	CME	6	3,356	(5,438)
Call - Eurodollar (06/16)	99.00	06/13/16	CME	15	8,951	(14,812)

					209,946	(381,938)

Put - U.S. Treasury 10-Year Notes (10/15)	128.00	10/02/15	CME	3	365	(281)
Put - EUR FX (10/15)	1.12	10/09/15	CME	5	6,271	(5,500)
Put - U.S. Treasury 10-Year Notes (11/15)	126.00	10/23/15	CME	11	2,339	(687)
Put - U.S. Treasury 10-Year Notes (11/15)	126.50	10/23/15	CME	8	2,599	(750)
Put - U.S. Treasury 10-Year Notes (11/15)	127.00	10/23/15	CME	8	2,646	(1,125)
Put - U.S. Treasury 30-Year Bonds (11/15)	150.00	10/23/15	CME	2	2,368	(219)
Put - U.S. Treasury 30-Year Bonds (11/15)	152.00	10/23/15	CME	20	20,904	(5,312)
Put - Euro-Bund (10/15)	EUR 154.00	10/23/15	CME	9	3,010	(2,414)
Put - U.S. Treasury 30-Year Bonds (11/15)	$154.00	10/23/15	CME	2	1,775	(1,219)
Put - Euro-Bund (10/15)	EUR 154.50	10/23/15	CME	9	4,097	(3,319)
Put - U.S. Treasury 30-Year Bonds (11/15)	$155.00	10/23/15	CME	10	12,155	(8,750)
Put - U.S. Treasury 30-Year Bonds (11/15)	156.00	10/23/15	CME	3	4,490	(3,703)
Put - EUR FX (11/15)	1.09	11/06/15	CME	12	12,698	(8,550)
Put - EUR FX (11/15)	1.10	11/06/15	CME	2	1,969	(2,075)
Put - U.S. Treasury 10-Year Notes (12/15)	126.50	11/20/15	CME	6	3,543	(1,687)
Put - U.S. Treasury 10-Year Notes (12/15)	127.00	11/20/15	CME	7	6,493	(2,734)
Put - U.S. Treasury 30-Year Bonds (12/15)	150.00	11/20/15	CME	3	4,725	(1,641)

					92,447	(49,966)

					$302,393	($431,904)

Total Written Options					$776,403	($720,814)

(j)	Swap agreements outstanding as of September 30, 2015 were as follows:

Credit Default Swaps on Corporate and Sovereign Issues – Sell Protection (1)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 09/30/15 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
General Electric Capital Corp	1.000%	12/20/15	MSC	0.117%	$500,000	$1,131	($9,796)	$10,927
Brazilian Government	1.000%	03/20/16	CIT	2.532%	2,200,000	(15,333)	(15,567)	234
Mexico Government	1.000%	03/20/16	CIT	0.723%	1,100,000	1,753	(8,978)	10,731
Mexico Government	1.000%	03/20/16	DUB	0.461%	700,000	1,116	(5,135)	6,251
Brazilian Government	1.000%	06/20/16	CIT	2.532%	700,000	(7,552)	(2,363)	(5,189)
Brazilian Government	1.000%	09/20/16	GSC	2.983%	200,000	(3,783)	(1,217)	(2,566)
Mexico Government	1.000%	09/20/16	JPM	0.828%	100,000	196	577	(381)
Volkswagen International	1.000%	03/20/17	CIT	2.052%	EUR 400,000	(6,719)	4,403	(11,122)
MetLife Inc	1.000%	03/20/19	BRC	0.624%	$2,700,000	35,418	30,101	5,317
Colombia Government	1.000%	03/20/19	GSC	2.092%	1,800,000	(64,807)	(16,452)	(48,355)
Colombia Government	1.000%	03/20/19	HSB	2.092%	3,500,000	(126,014)	(28,642)	(97,372)
AT&T Inc	1.000%	03/20/19	MSC	0.551%	2,800,000	43,864	43,594	270
Petrobras International Co SA	1.000%	12/20/19	BRC	10.419%	100,000	(30,065)	(10,916)	(19,149)
Petrobras International Co SA	1.000%	12/20/19	GSC	10.419%	300,000	(90,195)	(32,995)	(57,200)
Petrobras International Co SA	1.000%	12/20/19	JPM	10.419%	200,000	(60,130)	(22,568)	(37,562)
Mexico Government	1.000%	09/20/20	CIT	1.730%	900,000	(30,528)	(20,056)	(10,472)
Mexico Government	1.000%	09/20/20	GSC	1.730%	500,000	(16,960)	(11,031)	(5,929)
Mexico Government	1.000%	12/20/20	CIT	1.774%	400,000	(14,808)	(17,036)	2,228
Mexico Government	1.000%	12/20/20	DUB	1.774%	600,000	(22,554)	(22,434)	(120)
Mexico Government	1.000%	12/20/20	GSC	1.770%	200,000	(6,922)	(6,977)	55
Telstra Corp Ltd	1.000%	06/20/21	DUB	0.794%	1,400,000	16,183	19,630	(3,447)

						($396,709)	($133,858)	($262,851)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Credit Default Swaps on Credit Indices – Sell Protection (1)
Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Notional Amount (3)	Value (4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX IG 9 10Y	0.548%	12/20/17	GSC	$96,450	$1,015	$—	$1,015
ABX HE AAA	0.110%	05/25/46	BRC	2,352,948	(436,556)	(480,110)	43,554

					(435,541)	(480,110)	44,569

			Exchange
CDX IG 23 5Y	1.000%	12/20/19	CME	990,000	5,886	13,451	(7,565)
CDX HY 23 5Y	5.000%	12/20/19	CME	87,300	4,170	5,716	(1,546)
CDX IG 24 5Y	1.000%	06/20/20	CME	7,142,000	38,405	73,202	(34,797)
CDX IG 24 5Y	1.000%	06/20/20	ICE	1,300,000	6,913	14,004	(7,091)
CDX HY 24 5Y	5.000%	06/20/20	CME	2,600,730	76,625	105,445	(28,820)
CDX HY 24 5Y	5.000%	06/20/20	ICE	3,762,000	109,827	201,911	(92,084)
CDX IG 25 5Y	1.000%	12/20/20	ICE	400,000	1,425	1,535	(110)
iTraxx Europe 24 5Y	1.000%	12/20/20	ICE	EUR 2,500,000	14,229	33,225	(18,996)

					257,480	448,489	(191,009)

					($178,061)	($31,621)	($146,440)

					($574,770)	($165,479)	($409,291)

(1)	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps – Pay Floating Rate

Floating Rate Index	Counter- party	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
BRL CDI Compounded	HBC	15.510%	07/01/16	BRL 21,100,000	$6,060	($3,977)	$10,037
BRL CDI Compounded	MSC	15.510%	07/01/16	30,500,000	8,573	—	8,573
BRL CDI Compounded	HBC	15.700%	01/02/17	12,900,000	4,201	(595)	4,796
BRL CDI Compounded	BRC	15.980%	01/02/17	8,600,000	4,626	4,626	—
BRL CDI Compounded	GSC	15.980%	01/02/17	8,100,000	(8,519)	(8,327)	(192)
28-Day MXN TIIE	DUB	5.700%	01/18/19	MXN 10,000,000	16,233	(4,168)	20,401
28-Day MXN TIIE	JPM	5.700%	01/18/19	3,000,000	4,870	(1,022)	5,892
BRL CDI Compounded	DUB	15.900%	01/04/21	BRL 9,300,000	33,872	(754)	34,626

					69,916	(14,217)	84,133

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Floating Rate Index	Exchange	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
28-Day MXN TIIE	CME	4.060%	08/24/16	MXN 88,300,000	$11,840	$9,650	$2,190
28-Day MXN TIIE	CME	5.700%	01/18/19	3,000,000	(225)	7,181	(7,406)
28-Day MXN TIIE	CME	5.270%	02/05/20	22,000,000	2,159	(6,857)	9,016
28-Day MXN TIIE	CME	5.615%	06/02/20	8,300,000	5,844	3,958	1,886
28-Day MXN TIIE	CME	5.495%	09/22/20	27,500,000	4,704	—	4,704
28-Day MXN TIIE	CME	5.480%	09/23/20	15,200,000	1,898	—	1,898
28-Day MXN TIIE	CME	5.608%	10/08/21	15,000,000	(4,545)	(7,598)	3,053
28-Day MXN TIIE	CME	5.430%	11/17/21	64,000,000	(65,688)	(147,781)	82,093
28-Day MXN TIIE	CME	6.000%	06/07/22	19,800,000	10,783	13,588	(2,805)
28-Day MXN TIIE	CME	6.000%	09/02/22	25,800,000	(22,864)	(82,100)	59,236
28-Day MXN TIIE	CME	5.975%	09/16/22	18,100,000	2,935	—	2,935
28-Day MXN TIIE	CME	6.530%	06/05/25	22,500,000	21,112	17,784	3,328
28-Day MXN TIIE	CME	6.360%	06/09/25	16,000,000	1,737	—	1,737
28-Day MXN TIIE	CME	5.990%	01/08/30	2,900,000	(14,783)	(5,875)	(8,908)

					(45,093)	(198,050)	152,957

					$24,823	($212,267)	$237,090

Interest Rate Swaps – Receive Floating Rate
Floating Rate Index	Counterparty	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	BOA	2.030%	07/31/22	$13,875,000	($252,971)	($39,929)	($213,042)
3-Month USD-LIBOR	MSC	1.897%	08/31/22	10,000,000	(92,276)	—	(92,276)
3-Month USD-LIBOR	BRC	2.720%	02/15/41	3,036,000	(106,513)	(5,212)	(101,301)

					(451,760)	(45,141)	(406,619)

	Exchange
28-Day MXN TIIE	CME	3.450%	12/23/15	MXN 258,800,000	(1,058)	—	(1,058)
1-Day USD-Federal Funds	CME	0.500%	06/17/16	$1,200,000	(3,334)	(1,308)	(2,026)
6-Month GBP-LIBOR	CME	1.880%	10/05/17	GBP 2,600,000	(72,944)	(163,969)	91,025
6-Month GBP-LIBOR	CME	1.500%	03/16/18	3,700,000	(45,224)	(3,865)	(41,359)
3-Month USD-LIBOR	LCH	2.000%	12/16/20	$13,400,000	(337,507)	58,176	(395,683)
3-Month USD-LIBOR	LCH	2.250%	12/16/22	10,400,000	(326,531)	129,024	(455,555)
3-Month USD-LIBOR	CME	2.350%	08/05/25	2,500,000	(81,788)	—	(81,788)
3-Month USD-LIBOR	CME	2.500%	12/16/25	100,000	(3,907)	1,409	(5,316)
3-Month USD-LIBOR	LCH	2.500%	12/16/25	1,200,000	(48,302)	18,207	(66,509)
3-Month USD-LIBOR	CME	2.750%	12/16/45	17,100,000	(683,766)	993,922	(1,677,688)

					(1,604,361)	1,031,596	(2,635,957)

					($2,056,121)	$986,455	($3,042,576)

					($2,031,298)	$774,188	($2,805,486)

Total Swap Agreements					($2,606,068)	$608,709	($3,214,777)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

(k)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2015:

		Total Value at September 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$124,591,338	$—	$124,591,338	$—
	Senior Loan Notes	826,255	—	826,255	—
	Mortgage-Backed Securities	193,317,471	—	189,065,160	4,252,311
	Asset-Backed Securities	29,023,907	—	28,620,114	403,793
	U.S. Government Agency Issues	6,507,032	—	6,507,032	—
	U.S. Treasury Obligations	81,768,767	—	81,768,767	—
	Foreign Government Bonds & Notes	28,630,321	—	28,630,321	—
	Municipal Bonds	10,112,410	—	10,112,410	—
	Short-Term Investments	39,617,485	36,811,488	2,805,997	—
	Derivatives:
	Credit Contracts
	Swaps	358,156	—	358,156	—
	Foreign Currency Contracts
	Futures	32,543	32,543	—	—
	Forward Foreign Currency Contracts	1,249,822	—	1,249,822	—
	Purchased Options	1,187	1,187	—	—

	Total Foreign Currency Contracts	1,283,552	33,730	1,249,822	—

	Interest Rate Contracts
	Futures	1,230,029	1,230,029	—	—
	Purchased Options	376,061	155,996	220,065	—
	Swaps	141,447	—	141,447	—

	Total Interest Rate Contracts	1,747,537	1,386,025	361,512	—

	Total Assets - Derivatives	3,389,245	1,419,755	1,969,490	—

	Total Assets	517,784,231	38,231,243	474,896,884	4,656,104

Liabilities	Derivatives:
	Credit Contracts
	Written Options	(8,516)	—	(8,516)	—
	Swaps	(932,926)	—	(932,926)	—

	Total Credit Contracts	(941,442)	—	(941,442)	—

	Foreign Currency Contracts
	Futures	(1,772)	(1,772)	—	—
	Forward Foreign Currency Contracts	(653,989)	—	(653,989)	—
	Written Options	(100,011)	(16,312)	(83,699)	—

	Total Foreign Currency Contracts	(755,772)	(18,084)	(737,688)	—

	Interest Rate Contracts
	Futures	(1,869,578)	(1,869,578)	—	—
	Written Options	(612,287)	(415,592)	(196,695)	—
	Swaps	(2,172,745)	—	(2,172,745)	—

	Total Interest Rate Contracts	(4,654,610)	(2,285,170)	(2,369,440)	—

	Total Liabilities - Derivatives	(6,351,824)	(2,303,254)	(4,048,570)	—

	Total Liabilities	(6,351,824)	(2,303,254)	(4,048,570)	—

	Total	$511,432,407	$35,927,989	$470,848,314	$4,656,104

Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of September 30, 2015, such liabilities are categorized within the three-tier hierarchy of inputs as follows:

		Total Value at September 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities	Sale-buyback Financing Transactions	($5,932,452)	$—	($5,932,452)	$—

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) for the six-month period ended September 30, 2015:

	Mortgage-Backed Securities	Asset-Backed Securities	Total
Value, Beginning of Period	$2,866,801	$445,574	$3,312,375
Purchases	1,500,000	—	1,500,000
Sales (Includes Paydowns)	(139,771)	(33,543)	(173,314)
Accrued Discounts (Premiums)	—	—	—
Net Realized Gains (Losses)	11,531	22	11,553
Change in Net Unrealized Appreciation (Depreciation)	13,750	(8,260)	5,490
Transfers In	—	—	—
Transfers Out	—	—	—

Value, End of Period	$4,252,311	$403,793	$4,656,104

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	$13,750	($8,260)	$5,490

The significant unobservable inputs were provided by a broker pricing matrix or by the Trustee Valuation Committee.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments

September 30, 2015 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 46.9%

Consumer Discretionary - 4.1%

AutoZone Inc 5.500% due 11/15/15	$110,000	$110,604
Brinker International Inc 2.600% due 05/15/18	105,000	105,871
CCO Safari II LLC 3.579% due 07/23/20 ~	120,000	119,229
Dollar General Corp 4.125% due 07/15/17	480,000	495,146
Dollar Tree Inc 5.250% due 03/01/20 ~	100,000	103,040
General Motors Co 3.500% due 10/02/18	245,000	247,590
GLP Capital LP 4.375% due 11/01/18	400,000	405,000
Mohawk Industries Inc 6.125% due 01/15/16	410,000	415,494
Pinnacle Entertainment Inc 7.500% due 04/15/21	95,000	99,513
The Interpublic Group of Cos Inc 2.250% due 11/15/17	295,000	295,876
Thomson Reuters Corp
0.875% due 05/23/16	255,000	254,813
1.650% due 09/29/17	370,000	370,005
Time Warner Cable Inc 8.250% due 04/01/19	205,000	239,324
Wyndham Worldwide Corp 2.950% due 03/01/17	60,000	60,751

		3,322,256

Consumer Staples - 1.4%

Bunge Ltd Finance Corp 3.200% due 06/15/17	430,000	438,179
CVS Health Corp 1.900% due 07/20/18	280,000	282,078
Imperial Tobacco Finance PLC (United Kingdom) 2.050% due 07/20/18 ~	200,000	200,033
Reynolds American Inc
1.050% due 10/30/15	125,000	125,002
2.300% due 06/12/18	120,000	121,378

		1,166,670

Energy - 13.6%

Anadarko Petroleum Corp 5.950% due 09/15/16	220,000	228,681
Cameron International Corp
1.150% due 12/15/16	85,000	84,754
1.400% due 06/15/17	165,000	163,978
Chesapeake Energy Corp 3.250% due 03/15/16	375,000	369,844
China Shenhua Overseas Capital Co Ltd (China) 3.125% due 01/20/20 ~	500,000	499,988
CNOOC Finance Ltd (China) 1.125% due 05/09/16	208,000	207,827
CNOOC Nexen Finance ULC (China) 1.625% due 04/30/17	245,000	244,728
Columbia Pipeline Group Inc 2.450% due 06/01/18 ~	130,000	130,344
Concho Resources Inc 7.000% due 01/15/21	200,000	204,000
Continental Resources Inc 7.125% due 04/01/21	500,000	515,000
DCP Midstream LLC 5.375% due 10/15/15 ~	365,000	365,375
DCP Midstream Operating LP
2.500% due 12/01/17	625,000	574,058
3.250% due 10/01/15	525,000	525,000

	Principal Amount	Value
Delek & Avner Tamar Bond Ltd (Israel) 2.803% due 12/30/16 ~	$ 165,000	$ 165,206
Ecopetrol SA (Colombia) 4.250% due 09/18/18	325,000	329,062
Enbridge Energy Partners LP 5.875% due 12/15/16	445,000	465,291
Energy Transfer Partners LP 6.700% due 07/01/18	195,000	214,129
EnLink Midstream Partners LP 2.700% due 04/01/19	85,000	84,078
Enterprise Products Operating LLC 2.550% due 10/15/19	225,000	224,582
Freeport-McMoran Oil & Gas LLC
6.125% due 06/15/19	75,000	69,938
6.500% due 11/15/20	315,000	284,091
Kinder Morgan Inc 2.000% due 12/01/17	110,000	109,260
Korea National Oil Corp (South Korea) 4.000% due 10/27/16 ~	240,000	247,215
Marathon Oil Corp 0.900% due 11/01/15	740,000	739,851
Murphy Oil Corp 2.500% due 12/01/17	460,000	449,363
Nabors Industries Inc 2.350% due 09/15/16	150,000	148,241
Noble Holding International Ltd 3.050% due 03/01/16	415,000	412,090
ONEOK Partners LP 3.200% due 09/15/18	40,000	40,224
Origin Energy Finance Ltd (Australia) 3.500% due 10/09/18 ~	280,000	272,233
Petroleos Mexicanos (Mexico)
3.125% due 01/23/19	80,000	78,500
3.500% due 07/23/20 ~	170,000	165,219
Pioneer Natural Resources Co 5.875% due 07/15/16	605,000	625,875
Rowan Cos Inc 5.000% due 09/01/17	120,000	117,728
SESI LLC
6.375% due 05/01/19	205,000	204,744
7.125% due 12/15/21	350,000	345,188
Southwestern Energy Co 3.300% due 01/23/18	115,000	113,061
Tennessee Gas Pipeline Co LLC 8.000% due 02/01/16	580,000	592,363
Transocean Inc
3.000% due 10/15/17	360,000	326,700
5.550% due 12/15/16	130,000	128,863

		11,066,672

Financials - 13.0%

American Campus Communities Operating Partnership LP 3.350% due 10/01/20	70,000	70,920
American Express Co 0.919% due 05/22/18 §	585,000	584,623
Bank of America Corp
1.250% due 01/11/16	365,000	365,570
1.500% due 10/09/15	110,000	110,009
5.650% due 05/01/18	175,000	191,009
6.400% due 08/28/17	205,000	222,564
Barclays Bank PLC (United Kingdom) 6.050% due 12/04/17 ~	450,000	487,149
Citigroup Inc
1.550% due 08/14/17	155,000	155,244
1.800% due 02/05/18	145,000	144,942
1.850% due 11/24/17	265,000	266,130
CNA Financial Corp 6.500% due 08/15/16	195,000	203,825

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
CNO Financial Group Inc 4.500% due 05/30/20	$ 75,000	$ 76,688
Discover Bank 7.000% due 04/15/20	410,000	475,843
Fidelity National Financial Inc 6.600% due 05/15/17	380,000	406,385
Ford Motor Credit Co LLC
1.700% due 05/09/16	295,000	295,880
3.000% due 06/12/17	210,000	213,416
General Motors Financial Co Inc 3.150% due 01/15/20	395,000	391,574
HBOS PLC (United Kingdom) 6.750% due 05/21/18 ~	485,000	535,808
Hyundai Capital America (South Korea)
1.450% due 02/06/17 ~	290,000	289,936
1.625% due 10/02/15 ~	195,000	195,000
1.875% due 08/09/16 ~	230,000	231,135
Hyundai Capital Services Inc (South Korea) 3.500% due 09/13/17 ~	200,000	206,250
Itau Unibanco Holding SA (Brazil) 2.850% due 05/26/18 ~	200,000	188,500
JPMorgan Chase & Co 2.000% due 08/15/17	415,000	418,550
Kilroy Realty LP REIT 5.000% due 11/03/15	405,000	406,219
McGraw Hill Financial Inc 2.500% due 08/15/18 ~	35,000	35,292
Morgan Stanley
1.143% due 01/24/19 §	550,000	550,776
1.575% due 04/25/18 §	280,000	284,119
National Bank of Canada (Canada) 1.450% due 11/07/17	355,000	354,183
Regions Bank 7.500% due 05/15/18	250,000	280,645
Santander Bank NA 2.000% due 01/12/18	250,000	249,296
Standard Chartered PLC (United Kingdom) 1.500% due 09/08/17 ~	395,000	396,418
The Goldman Sachs Group Inc
1.600% due 11/23/15	139,000	139,193
2.750% due 09/15/20	55,000	55,322
6.150% due 04/01/18	235,000	258,919
6.250% due 09/01/17	230,000	250,210
UBS Group Funding Jersey Ltd (Switzerland) 2.950% due 09/24/20 ~	265,000	265,830
Ventas Realty LP REIT 2.000% due 02/15/18	170,000	170,700
Volkswagen Group of America Finance LLC (Germany) 1.250% due 05/23/17 ~	210,000	202,806

		10,626,878

Health Care - 3.3%

AbbVie Inc
1.200% due 11/06/15	670,000	670,300
1.800% due 05/14/18	120,000	119,751
Actavis Funding SCS 2.350% due 03/12/18	410,000	411,874
Actavis Inc 1.875% due 10/01/17	255,000	254,495
Agilent Technologies Inc 6.500% due 11/01/17	87,000	94,362
Baxalta Inc 2.000% due 06/22/18 ~	50,000	49,886
Biogen Inc 2.900% due 09/15/20	80,000	80,729
Catholic Health Initiatives
1.600% due 11/01/17	65,000	64,843
2.600% due 08/01/18	305,000	311,554

	Principal Amount	Value
Gilead Sciences Inc 1.850% due 09/04/18	$ 90,000	$ 90,674
UnitedHealth Group Inc 1.900% due 07/16/18	280,000	283,039
Zimmer Biomet Holdings Inc 2.000% due 04/01/18	270,000	270,518

		2,702,025

Industrials - 4.4%

CNH Industrial Capital LLC 3.875% due 11/01/15	770,000	770,000
ERAC USA Finance LLC 2.800% due 11/01/18 ~	50,000	51,276
GATX Corp
1.250% due 03/04/17	295,000	293,540
2.375% due 07/30/18	110,000	110,182
2.600% due 03/30/20	25,000	24,688
HPHT Finance Ltd (Singapore) 2.250% due 03/17/18 ~	200,000	199,390
Hutchison Whampoa International Ltd (Hong Kong) 1.625% due 10/31/17 ~	420,000	418,798
International Lease Finance Corp 2.287% due 06/15/16 §	205,000	204,488
JB Hunt Transport Services Inc 2.400% due 03/15/19	105,000	105,950
Kansas City Southern de Mexico SA de CV 2.350% due 05/15/20	235,000	231,205
Penske Truck Leasing Co LP
2.500% due 06/15/19 ~	270,000	268,952
2.875% due 07/17/18 ~	150,000	152,462
3.200% due 07/15/20 ~	330,000	332,778
Southwest Airlines Co
2.750% due 11/06/19	300,000	306,004
5.750% due 12/15/16	85,000	89,589

		3,559,302

Information Technology - 2.9%

Alibaba Group Holding Ltd (China) 2.500% due 11/28/19 ~	220,000	216,323
Avnet Inc 6.625% due 09/15/16	115,000	120,302
Baidu Inc (China) 2.750% due 06/09/19	210,000	208,786
Fidelity National Information Services Inc 1.450% due 06/05/17	165,000	163,699
Hewlett Packard Enterprise Co 2.450% due 10/05/17 ~	320,000	319,821
Juniper Networks Inc 3.100% due 03/15/16	125,000	126,155
Keysight Technologies Inc 3.300% due 10/30/19 ~	1,040,000	1,044,962
Tencent Holdings Ltd (China) 2.875% due 02/11/20 ~	200,000	198,715

		2,398,763

Materials - 1.4%

Anglo American Capital PLC (United Kingdom) 1.239% due 04/15/16 § ~	240,000	239,836
INVISTA Finance LLC 4.250% due 10/15/19 ~	250,000	242,500
Martin Marietta Materials Inc 1.427% due 06/30/17 §	305,000	302,840
Rock-Tenn Co 3.500% due 03/01/20	225,000	233,173
Vale Overseas Ltd (Brazil) 6.250% due 01/23/17	110,000	112,034

		1,130,383

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
Telecommunication Services - 1.4%

CC Holdings GS V LLC 2.381% due 12/15/17	$ 400,000	$ 403,016
SBA Tower Trust
2.240% due 04/15/43 ~	300,000	298,499
2.933% due 12/15/42 ~	170,000	172,818
3.598% due 04/15/43 ~	250,000	251,606

		1,125,939

Utilities - 1.4%

Exelon Generation Co LLC 2.950% due 01/15/20	210,000	212,532
Monongahela Power Co 5.700% due 03/15/17 ~	65,000	68,692
PPL Capital Funding Inc 1.900% due 06/01/18	310,000	310,251
San Diego Gas & Electric Co 1.914% due 02/01/22	181,072	180,307
Zhejiang Energy Group Hong Kong Ltd (Hong Kong) 2.300% due 09/30/17 ~	385,000	382,624

		1,154,406

Total Corporate Bonds & Notes (Cost $38,484,803)		38,253,294

MORTGAGE-BACKED SECURITIES - 22.5%

Collateralized Mortgage Obligations - Commercial - 10.7%

Banc of America Commercial Mortgage Trust
5.448% due 09/10/47 "	30,000	30,834
5.634% due 07/10/46 "	799,657	813,277
6.002% due 02/10/51 " §	25,000	26,674
Citigroup Commercial Mortgage Trust
1.485% due 10/10/47 "	70,979	70,988
1.637% due 06/10/48 "	259,642	260,469
1.643% due 09/10/58 "	60,000	60,236
Commercial Mortgage Trust
1.044% due 02/13/32 " § ~	180,000	179,238
1.445% due 12/10/47 "	215,771	215,854
1.604% due 10/10/48 "	90,000	89,998
1.667% due 07/10/50 "	279,669	280,457
Credit Suisse Mortgage Trust 1.007% due 04/15/27 " § ~	100,000	99,655
Csail Commercial Mortgage Trust 1.454% due 06/15/57 "	554,782	555,718
Freddie Mac Multifamily Structured Pass-Through Certificates
1.369% due 05/25/19 "	478,312	481,283
1.426% due 08/25/17 "	640,000	645,074
GS Mortgage Securities Trust
1.593% due 07/10/48 "	92,734	93,012
5.553% due 04/10/38 " §	361,894	361,945
JPMBB Commercial Mortgage Securities Trust
1.445% due 10/15/48 "	80,436	80,278
1.539% due 11/15/47 "	57,816	57,875
1.596% due 01/15/48 "	549,630	550,634
1.626% due 05/15/48 "	111,404	111,578
1.738% due 07/15/48 "	496,160	498,431
Merrill Lynch Mortgage Trust 5.782% due 08/12/43 " §	175,000	180,285
ML-CFC Commercial Mortgage Trust 6.062% due 06/12/46 " §	484,290	492,949
Morgan Stanley Bank of America Merrill Lynch Trust
1.573% due 12/15/47 "	369,482	370,697
1.686% due 10/15/47 "	200,969	202,065
1.706% due 05/15/48 "	188,011	189,139
Morgan Stanley Capital I Trust
1.638% due 05/15/48 "	180,432	181,503
5.731% due 07/12/44 " §	229,294	232,373

	Principal Amount	Value
Wells Fargo Commercial Mortgage Trust
1.437% due 12/15/47 "	$ 455,112	$ 455,243
1.471% due 04/15/50 "	177,645	177,402
1.531% due 05/15/48 "	157,660	157,807
3.020% due 07/15/58 "	325,000	337,772
WFRBS Commercial Mortgage Trust
1.390% due 11/15/47 "	40,267	40,168
1.663% due 10/15/57 "	112,667	113,174

		8,694,085

Collateralized Mortgage Obligations - Residential - 4.9%

Alternative Loan Trust 2.512% due 12/25/34 " §	151,461	146,139
Deutsche Alt-A Securities Inc Mortgage Loan Trust 0.594% due 04/25/35 " §	175,634	156,001
DSLA Mortgage Loan Trust 1.056% due 09/19/44 " §	513,239	486,479
Fannie Mae
0.594% due 01/25/45 " §	206,264	206,840
5.000% due 08/25/19 "	108,708	112,865
Fannie Mae Connecticut Avenue Securities
1.694% due 02/25/25 " §	137,778	138,072
Fosse Master Issuer PLC (United Kingdom) 1.724% due 10/18/54 " § ~	136,177	136,255
Freddie Mac
0.557% due 02/15/45 " §	175,980	176,479
0.657% due 05/15/36 " §	42,806	43,263
0.707% due 08/15/41 " §	198,170	199,954
Freddie Mac Structured Agency Credit Risk Debt Notes
1.244% due 03/25/25 " §	232,888	232,655
1.294% due 05/25/25 " §	243,815	242,963
1.344% due 12/25/27 " §	244,330	244,385
1.444% due 03/25/28 " §	250,000	250,384
1.844% due 10/25/24 " §	165,114	165,346
GS Mortgage-Backed Securities Trust 2.489% due 07/25/44 " § ~	80,863	81,068
HarborView Mortgage Loan Trust 0.436% due 05/19/35 " §	123,193	102,797
JP Morgan Alternative Loan Trust 0.384% due 06/25/37 " §	80,760	75,770
Lanark Master Issuer PLC (United Kingdom) 0.829% due 12/22/54 " § ~	267,112	266,741
Silverstone Master Issuer PLC (United Kingdom) 1.842% due 01/21/55 " § ~	175,000	175,112
Structured Adjustable Rate Mortgage Loan Trust 2.565% due 11/25/34 " §	175,509	176,664
Towd Point Mortgage Trust 2.750% due 04/26/55 " § ~	170,000	170,062

		3,986,294

Fannie Mae - 5.3%

3.000% due 03/01/30 - 09/01/30 "	781,150	815,943
3.500% due 01/01/26 - 01/01/27 "	318,159	336,880
4.000% due 09/01/26 - 10/01/41 "	683,598	730,158
4.500% due 04/01/26 - 07/01/26 "	743,695	795,891
5.000% due 07/01/19 - 06/01/33 "	442,773	478,668
5.500% due 10/01/35 - 06/01/39 "	750,874	844,380
6.000% due 11/01/35 - 09/01/39 "	255,155	289,845

		4,291,765

Freddie Mac - 0.4%

5.000% due 11/01/16 - 04/01/18 "	27,172	28,268
5.500% due 01/01/20 - 12/01/39 "	282,511	312,585

		340,853

Government National Mortgage Association - 1.2%

3.000% due 10/20/44 " §	138,107	143,595
3.500% due 03/20/43 "	452,927	476,297

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
5.000% due 12/20/34 - 02/20/40 "	$121,684	$135,271
6.000% due 07/15/36 "	211,069	243,792

		998,955

Total Mortgage-Backed Securities (Cost $18,440,396)		18,311,952

ASSET-BACKED SECURITIES - 20.4%

Ally Auto Receivables Trust 3.150% due 10/15/18 " ~	135,000	136,616
American Express Credit Account Master Trust 1.070% due 05/15/18 " ~	100,000	100,014
AmeriCredit Automobile Receivables Trust
0.960% due 04/09/18 "	54,488	54,510
1.190% due 05/08/18 "	190,000	190,158
1.270% due 01/08/20 "	360,000	360,496
1.600% due 07/08/19 "	300,000	300,701
BMW Vehicle Owner Trust 1.500% due 02/25/21 "	325,000	327,325
Capital Auto Receivables Asset Trust
1.480% due 11/20/18 "	345,000	345,590
1.730% due 09/20/19 "	155,000	155,437
2.220% due 01/22/19 "	90,000	91,079
CarMax Auto Owner Trust
1.690% due 08/15/19 "	45,000	45,293
1.810% due 07/15/20 "	185,000	186,926
1.930% due 11/15/19 "	65,000	65,187
CCG Receivables Trust
1.060% due 11/15/21 " ~	183,441	183,136
1.460% due 11/14/18 " ~	255,000	255,423
Citigroup Mortgage Loan Trust Inc 0.354% due 06/25/37 " §	202,152	192,591
CNH Equipment Trust 1.370% due 07/15/20 "	370,000	371,240
DB Master Finance LLC 3.262% due 02/20/45 " ~	383,075	386,250
Diamond Resorts Owner Trust
2.540% due 05/20/27 " ~	266,222	269,153
2.730% due 07/20/27 " ~	319,112	322,332
Domino’s Pizza Master Issuer LLC 5.216% due 01/25/42 " ~	265,719	274,001
Elara HGV Timeshare Issuer LLC 2.530% due 02/25/27 " ~	164,342	164,604
Enterprise Fleet Financing LLC 1.590% due 02/22/21 " ~	365,000	366,280
Exeter Automobile Receivables Trust 1.060% due 08/15/18 " ~	34,439	34,387
Ford Credit Auto Lease Trust
1.230% due 11/15/16 "	285,000	285,173
1.510% due 08/15/17 "	195,000	195,502
Ford Credit Auto Owner Trust 1.410% due 02/15/20 "	165,000	165,542
Ford Credit Floorplan Master Owner Trust 1.420% due 01/15/20 "	380,000	382,407
GE Dealer Floorplan Master Note Trust 0.596% due 07/20/19 " §	315,000	312,915
GE Equipment Transportation LLC 1.280% due 02/25/19 "	122,000	122,584
GMF Floorplan Owner Revolving Trust 1.650% due 05/15/20 " ~	145,000	144,867
GreatAmerica Leasing Receivables 0.890% due 07/15/17 " ~	400,000	400,208
GSAA Home Equity Trust
0.250% due 07/25/37 " §	422,176	374,312
0.474% due 10/25/35 " §	84,452	78,286
0.564% due 10/25/35 " §	495,702	478,391
GSAA Trust 0.624% due 06/25/35 " §	293,517	279,105
Hilton Grand Vacations Trust 1.770% due 11/25/26 " ~	231,499	229,124

	Principal Amount	Value
Hyundai Auto Lease Securitization Trust 1.650% due 08/15/19 " ~	$535,000	$538,958
Hyundai Auto Receivables Trust 3.510% due 11/15/17 "	290,000	290,347
John Deere Owner Trust
1.320% due 06/17/19 "	145,000	145,478
1.440% due 10/15/19 "	155,000	155,464
Kubota Credit Owner Trust 1.540% due 03/15/19 " ~	530,000	530,870
MMAF Equipment Finance LLC 1.390% due 10/16/19 " ~	140,000	139,964
Motor PLC (United Kingdom) 0.674% due 08/25/21 " § ~	130,199	130,189
MVW Owner Trust 2.150% due 04/22/30 " ~	59,980	60,113
Nissan Auto Receivables Owner Trust 1.110% due 05/15/19 "	355,000	355,231
Nissan Master Owner Trust Receivables 1.440% due 02/15/20 "	365,000	365,306
Sierra Timeshare Receivables Funding LLC
2.050% due 06/20/31 " ~	148,594	149,792
2.300% due 10/20/31 " ~	209,939	211,342
2.400% due 03/22/32 " ~	365,876	368,058
2.430% due 06/20/32 " ~	259,570	259,043
SMART Trust (Australia)
0.840% due 09/14/16 "	8,078	8,078
0.970% due 03/14/17 "	70,228	70,165
0.990% due 08/14/17 "	265,000	265,485
1.180% due 02/14/19 "	580,000	575,473
1.590% due 10/14/16 " ~	50,208	50,218
Synchrony Credit Card Master Note Trust
1.600% due 04/15/21 "	370,000	371,562
1.690% due 03/15/21 "	485,000	487,853
Toyota Auto Receivables Owner Trust
1.440% due 04/15/20 "	200,000	201,168
1.690% due 12/15/20 "	350,000	353,249
Volkswagen Auto Lease Trust 0.800% due 04/20/17 "	150,000	150,013
Volkswagen Auto Loan Enhanced Trust 1.390% due 05/20/21 "	655,000	651,062
Wells Fargo Home Equity Trust 0.344% due 01/25/37 " §	207,510	191,899
Wendys Funding LLC 3.371% due 06/15/45 " ~	370,000	372,752
Wheels SPV LLC
0.840% due 03/20/23 " ~	207,677	207,254
1.270% due 04/22/24 " ~	200,000	199,643
World Omni Auto Receivables Trust 1.340% due 05/15/20 "	135,000	135,404

Total Asset-Backed Securities (Cost $16,533,219)		16,618,578

U.S. GOVERNMENT AGENCY ISSUES - 1.3%

Fannie Mae 0.375% due 07/05/16	605,000	604,818
Federal Home Loan Bank 0.625% due 12/28/16	440,000	441,007

Total U.S. Government Agency Issues (Cost $1,043,701)		1,045,825

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 4.2%

U.S. Treasury Notes - 4.2%

0.500% due 07/31/17	$830,000	$828,525
0.625% due 08/31/17	835,000	835,082
1.750% due 09/30/19 ‡	1,730,000	1,767,122

		3,430,729

Total U.S. Treasury Obligations (Cost $3,430,785)		3,430,729

FOREIGN GOVERNMENT BONDS & NOTES - 1.3%

Iceland Government International Bond (Iceland) 4.875% due 06/16/16 ~	221,000	225,992
Mexican Bonos (Mexico) 7.750% due 12/14/17	MXN 12,570,000	801,376

Total Foreign Government Bonds & Notes (Cost $1,130,724)		1,027,368

MUNICIPAL BONDS - 0.9%

State Board of Administration Finance Corp ‘A’ FL 1.298% due 07/01/16	$575,000	578,209
University of California 0.693% due 07/01/41 §	195,000	195,000

Total Municipal Bonds (Cost $770,000)		773,209

	Shares	Value
SHORT-TERM INVESTMENT - 2.6%

Money Market Fund - 2.6%

BlackRock Liquidity Funds T-Fund Portfolio	2,116,131	$2,116,131

Total Short-Term Investment (Cost $2,116,131)		2,116,131

TOTAL INVESTMENTS - 100.1% (Cost $81,949,759)		81,577,086

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(57,966)

NET ASSETS - 100.0%		$81,519,120

Notes to Schedule of Investments

(a)	As of September 30, 2015, the fund’s composition as a percentage of net assets was as follows:

Corporate Bonds & Notes	46.9%
Mortgage-Backed Securities	22.5%
Asset-Backed Securities	20.4%
U.S. Treasury Obligations	4.2%
Others (each less than 3.0%)	6.1%

	100.1%
Other Assets & Liabilities, Net	(0.1%	)

	100.0%

(b)	As of September 30, 2015, an investment with a value of $21,451 was fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.

(c)	Open futures contracts outstanding as of September 30, 2015 were as follows:

Short Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Notes (12/15)	19	($12,509)

(d)	Forward foreign currency contracts outstanding as of September 30, 2015 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	839,202	MXN	13,641,983	11/15	RBS	$34,757

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

(e)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2015:

		Total Value at September 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$38,253,294	$—	$38,253,294	$—
	Mortgage-Backed Securities	18,311,952	—	18,311,952	—
	Asset-Backed Securities	16,618,578	—	16,618,578	—
	U.S. Government Agency Issues	1,045,825	—	1,045,825	—
	U.S. Treasury Obligations	3,430,729	—	3,430,729	—
	Foreign Government Bonds & Notes	1,027,368	—	1,027,368	—
	Municipal Bonds	773,209	—	773,209	—
	Short-Term Investment	2,116,131	2,116,131	—	—
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	34,757	—	34,757	—

	Total Assets - Derivatives	34,757	—	34,757	—

	Total Assets	81,611,843	2,116,131	79,495,712	—

Liabilities	Derivatives:
	Interest Rate Contracts
	Futures	(12,509)	(12,509)	—	—

	Total Liabilities - Derivatives	(12,509)	(12,509)	—	—

	Total Liabilities	(12,509)	(12,509)	—	—

	Total	$81,599,334	$2,103,622	$79,495,712	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments

September 30, 2015 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 35.6%

Azerbaijan - 0.6%

State Oil Co of the Azerbaijan Republic
4.750% due 03/13/23 ~	$450,000	$394,767
5.450% due 02/09/17 ~	200,000	204,000

		598,767

Bangladesh - 0.2%

Banglalink Digital Communications Ltd 8.625% due 05/06/19 ~	225,000	225,000

Barbados - 0.4%

Columbus International Inc 7.375% due 03/30/21 ~	385,000	399,919

Brazil - 2.6%

Marfrig Holding Europe BV
6.875% due 06/24/19 ~	200,000	173,500
8.375% due 05/09/18 ~	405,000	379,688
Marfrig Overseas Ltd 9.500% due 05/04/20 ~	150,000	147,000
Minerva Luxembourg SA 12.250% due 02/10/22 ~	300,000	325,530
Odebrecht Drilling Norbe Ltd 6.350% due 06/30/22 ~	164,000	59,450
Oi SA 5.750% due 02/10/22 ~	230,000	109,250
Petrobras Global Finance BV
3.000% due 01/15/19	65,000	47,125
5.375% due 01/27/21	199,000	145,270
5.750% due 01/20/20	98,000	73,500
5.875% due 03/01/18	5,000	4,137
6.250% due 03/17/24	415,000	303,075
6.850% due 06/05/15	45,000	28,913
6.875% due 01/20/40	575,000	376,625
7.875% due 03/15/19	100,000	82,220
QGOG Atlantic 5.250% due 07/30/19 ~	334,554	215,787
QGOG Constellation SA 6.250% due 11/09/19 ~	600,000	267,000

		2,738,070

Chile - 1.0%

Banco del Estado de Chile 4.125% due 10/07/20 ~	120,000	126,087
Corp Nacional del Cobre de Chile
3.875% due 11/03/21 ~	200,000	199,292
4.875% due 11/04/44 ~	200,000	170,071
Empresa Nacional del Petroleo
5.250% due 08/10/20 ~	100,000	104,738
6.250% due 07/08/19 ~	120,000	131,375
VTR Finance BV 6.875% due 01/15/24 ~	300,000	273,000

		1,004,563

China - 3.6%

Agile Property Holdings Ltd 9.875% due 03/20/17 ~	200,000	206,000
Amber Circle Funding Ltd 3.250% due 12/04/22 ~	250,000	248,398
Central China Real Estate Ltd 8.750% due 01/23/21 ~	200,000	188,746
China Hongqiao Group Ltd 6.875% due 05/03/18 ~	200,000	186,504
China Railway Resources Huitung Ltd 3.850% due 02/05/23 ~	210,000	208,918

	Principal Amount	Value
CIFI Holdings Group Co Ltd 12.250% due 04/15/18 ~	$220,000	$238,142
Franshion Development Ltd 6.750% due 04/15/21 ~	200,000	216,504
Kaisa Group Holdings Ltd
8.875% due 03/19/18 * Ω ~	225,000	111,375
10.250% due 01/08/20 * Ω ~	225,000	111,375
KWG Property Holding Ltd 8.975% due 01/14/19 ~	230,000	236,612
Longfor Properties Co Ltd 6.750% due 01/29/23 ~	200,000	199,636
Sinochem Overseas Capital Co Ltd
4.500% due 11/12/20 ~	200,000	210,031
6.300% due 11/12/40 ~	100,000	119,240
Sinopec Group Overseas Development Ltd 4.875% due 05/17/42 ~	200,000	205,906
Sunac China Holdings Ltd 9.375% due 04/05/18 ~	300,000	309,750
Times Property Holdings Ltd 12.625% due 03/21/19 ~	220,000	233,565
Trillion Chance Ltd 8.500% due 01/10/19 ~	200,000	193,740
Yingde Gases Investment Ltd 8.125% due 04/22/18 ~	225,000	187,875
Yuzhou Properties Co Ltd 8.625% due 01/24/19 ~	200,000	197,217

		3,809,534

Colombia - 1.1%

Ecopetrol SA 7.625% due 07/23/19	110,000	121,242
Empresa de Telecomunicaciones de Bogota 7.000% due 01/17/23 ~	COP 144,000,000	40,803
Pacific Exploration and Production Corp
5.125% due 03/28/23 ~	$340,000	119,000
5.375% due 01/26/19 ~	290,000	110,200
5.625% due 01/19/25 ~	1,405,000	498,354
7.250% due 12/12/21 ~	695,000	253,675

		1,143,274

Costa Rica - 0.3%

Banco Nacional de Costa Rica 6.250% due 11/01/23 ~	200,000	197,490
Instituto Costarricense de Electricidad 6.375% due 05/15/43 ~	200,000	161,000

		358,490

Czech Republic - 0.1%

New World Resources NV 8.000% PIK due 04/07/20 ~	EUR 140,573	62,831

Dominican Republic - 0.2%

Aeropuertos Dominicanos Siglo XXI SA 9.750% due 11/13/19 ~	$200,000	199,000

Ecuador - 0.7%

EP PetroEcuador 5.957% due 09/24/19 § ~	917,895	713,663

Georgia - 0.2%

Georgian Railway JSC 7.750% due 07/11/22 ~	200,000	202,250

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
Guatemala - 0.5%

Cementos Progreso Trust 7.125% due 11/06/23 ~	$310,000	$321,625
Comcel Trust 6.875% due 02/06/24 ~	245,000	242,624

		564,249

Hong Kong - 0.8%

CFG Investment SAC 9.750% due 07/30/19 ~	200,000	122,000
Industrial & Commercial Bank of China Asia Ltd 5.125% due 11/30/20 ~	100,000	107,230
MIE Holdings Corp
6.875% due 02/06/18 ~	200,000	103,000
7.500% due 04/25/19 ~	600,000	285,000
Shimao Property Holdings Ltd 8.375% due 02/10/22 ~	200,000	207,494

		824,724

India - 0.2%

Export-Import Bank of India 4.000% due 08/07/17 ~	200,000	207,440

Indonesia - 1.0%

Golden Legacy PTE Ltd 9.000% due 04/24/19 ~	200,000	178,500
Indo Energy Finance BV 7.000% due 05/07/18 ~	200,000	96,000
Indo Energy Finance II BV 6.375% due 01/24/23 ~	435,000	184,875
Majapahit Holding BV
7.750% due 01/20/20 ~	100,000	111,500
8.000% due 08/07/19 ~	100,000	110,380
P.T. Pertamina Persero 6.000% due 05/03/42 ~	200,000	166,321
P.T. Perusahaan Listrik Negara 5.500% due 11/22/21 ~	200,000	202,000

		1,049,576

Jamaica - 1.6%

Digicel Group Ltd
7.125% due 04/01/22 ~	285,000	247,238
8.250% due 09/30/20 ~	1,100,000	1,023,000
Digicel Ltd 6.000% due 04/15/21 ~	395,000	362,413

		1,632,651

Kazakhstan - 4.6%

Development Bank of Kazakhstan JSC 4.125% due 12/10/22 ~	220,000	188,664
Halyk Savings Bank of Kazakhstan JSC 7.250% due 01/28/21 ~	200,000	204,340
Kaspi Bank JSC 9.875% due 10/28/16 ~	200,000	203,000
Kazakhstan Temir Zholy Finance BV 6.950% due 07/10/42 ~	300,000	235,905
Kazkommertsbank JSC
5.500% due 12/21/22 ~	637,474	469,806
6.875% due 02/13/17	EUR 350,000	366,960
7.500% due 11/29/16 ~	$600,000	557,664
8.000% due 11/03/15 ~	160,000	158,960
8.500% due 05/11/18 ~	490,000	466,725
KazMunayGas National Co JSC
4.400% due 04/30/23 ~	200,000	168,750
5.750% due 04/30/43 ~	560,000	406,840
6.375% due 04/09/21 ~	200,000	196,500
7.000% due 05/05/20 ~	210,000	213,308
9.125% due 07/02/18 ~	230,000	250,010

	Principal Amount	Value
Zhaikmunai LLP
6.375% due 02/14/19 ~	$400,000	$320,000
7.125% due 11/13/19 ~	435,000	352,350

		4,759,782

Lithuania - 0.1%

Bite Finance International BV 7.476% due 02/15/18 § ~	EUR 100,000	110,634

Luxembourg - 0.4%

Millicom International Cellular SA
6.000% due 03/15/25 ~	$200,000	181,500
6.625% due 10/15/21 ~	275,000	273,350

		454,850

Malaysia - 0.5%

Axiata SPV1 Labuan Ltd 5.375% due 04/28/20 ~	100,000	111,038
Petronas Capital Ltd 5.250% due 08/12/19 ~	100,000	109,229
Wakala Global Sukuk Bhd 4.646% due 07/06/21 ~	250,000	272,150

		492,417

Mexico - 2.1%

Cemex Finance LLC 9.375% due 10/12/22 ~	490,000	523,663
Cemex SAB de CV 6.500% due 12/10/19 ~	325,000	321,750
Comision Federal de Electricidad
4.875% due 01/15/24 ~	200,000	203,518
5.750% due 02/14/42 ~	200,000	182,000
Elementia SAB de CV 5.500% due 01/15/25 ~	340,000	319,600
Petroleos Mexicanos
5.500% due 06/27/44	151,000	121,932
5.625% due 01/23/46 ~	275,000	224,840
6.000% due 03/05/20	85,000	91,239
6.500% due 06/02/41	160,000	147,980
7.190% due 09/12/24 ~	MXN 1,750,000	98,613

		2,235,135

Nigeria - 1.5%

Access Bank PLC 9.250% due 06/24/21 § ~	$200,000	170,500
Access Finance BV 7.250% due 07/25/17 ~	200,000	193,035
First Bank of Nigeria Ltd
8.000% due 07/23/21 § ~	540,000	415,800
8.250% due 08/07/20 § ~	280,000	224,140
Sea Trucks Group Ltd 9.000% due 03/26/18 ~	590,000	399,430
Seven Energy Ltd 10.250% due 10/11/21 ~	200,000	131,000

		1,533,905

Peru - 0.8%

Cementos Pacasmayo SAA 4.500% due 02/08/23 ~	250,000	228,750
InRetail Shopping Malls 6.500% due 07/09/21 ~	230,000	240,925
Union Andina de Cementos SAA 5.875% due 10/30/21 ~	330,000	318,450

		788,125

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
Philippines - 0.5%

Development Bank of the Philippines 5.500% due 03/25/21 ~	$200,000	$223,494
Power Sector Assets & Liabilities Management Corp 7.390% due 12/02/24 ~	230,000	299,000

		522,494

Russia - 5.7%

Alfa Bank OJSC 7.500% due 09/26/19 ~	250,000	252,323
Brunswick Rail Finance Ltd 6.500% due 11/01/17 ~	200,000	82,500
Credit Bank of Moscow 7.700% due 02/01/18 ~	295,000	293,378
Evraz Group SA 9.500% due 04/24/18 ~	100,000	105,053
Gazprom Neft OAO 4.375% due 09/19/22 ~	400,000	347,000
Gazprom OAO
4.300% due 11/12/15 ~	200,000	200,662
8.625% due 04/28/34 ~	95,000	103,748
9.250% due 04/23/19 ~	60,000	66,456
Metalloinvest Finance Ltd 5.625% due 04/17/20 ~	230,000	217,626
Mobile Telesystems OJSC 8.625% due 06/22/20 ~	370,000	402,005
Polyus Gold International Ltd 5.625% due 04/29/20 ~	200,000	190,250
Sberbank of Russia
5.250% due 05/23/23 ~	330,000	277,200
5.500% due 02/26/24 § ~	200,000	170,500
Sibur Securities Ltd 3.914% due 01/31/18 ~	410,000	400,775
Sistema JSFC 6.950% due 05/17/19 ~	405,000	398,318
TMK OAO 6.750% due 04/03/20 ~	485,000	428,740
Vimpel Communications 7.748% due 02/02/21 ~	200,000	205,126
VimpelCom Holdings BV 7.504% due 03/01/22 ~	350,000	352,188
Vnesheconombank
4.224% due 11/21/18 ~	300,000	288,000
5.450% due 11/22/17 ~	340,000	342,449
5.942% due 11/21/23 ~	220,000	202,556
6.025% due 07/05/22 ~	200,000	189,600
6.800% due 11/22/25 ~	370,000	352,027
6.902% due 07/09/20 ~	120,000	121,069

		5,989,549

Singapore - 0.2%

Puma International Financing SA 6.750% due 02/01/21 ~	200,000	198,500

South Africa - 0.1%

Transnet SOC Ltd 9.500% due 05/13/21 ~	ZAR 2,200,000	152,501

Ukraine - 0.6%

MHP SA 8.250% due 04/02/20 ~	$440,000	372,409
Ukreximbank 9.750% due 01/22/25 ~	240,000	207,600

		580,009

	Principal Amount	Value
United Arab Emirates - 0.8%

Dubai DOF Sukuk Ltd 6.450% due 05/02/22 ~	$50,000	$59,349
Dubai Holding Commercial Operations MTN Ltd 6.000% due 02/01/17	GBP 200,000	303,305
Emirates Airline 4.500% due 02/06/25 ~	$90,476	91,720
JAFZ Sukuk Ltd 7.000% due 06/19/19 ~	200,000	228,410
Topaz Marine SA 8.625% due 11/01/18 ~	200,000	178,750

		861,534

United Kingdom - 0.2%

Sable International Finance Ltd 6.875% due 08/01/22 ~	200,000	202,500

Venezuela - 2.4%

Petroleos de Venezuela SA
5.000% due 10/28/15	324,000	323,190
5.125% due 10/28/16	541,034	373,313
5.250% due 04/12/17 ~	177,000	80,429
5.375% due 04/12/27 ~	146,000	47,085
8.500% due 11/02/17 ~	1,818,200	1,218,194
9.000% due 11/17/21 ~	324,354	117,578
9.750% due 05/17/35 ~	669,278	245,960
12.750% due 02/17/22 ~	135,000	60,143

		2,465,892

Total Corporate Bonds & Notes (Cost $41,604,626)		37,081,828

CONVERTIBLE CORPORATE BONDS & NOTES - 0.0%

Czech Republic - 0.0%

New World Resources NV 4.000% PIK due 10/07/20 ~	EUR 112,846	15,762

Total Convertible Corporate Bonds & Notes (Cost $67,894)		15,762

SENIOR LOAN NOTES - 0.8%

Dubai - 0.8%

Dubai World Term B1 2.000% PIK due 09/30/18 §	$1,079,713	869,169

Total Senior Loan Notes (Cost $924,148)		869,169

FOREIGN GOVERNMENT BONDS & NOTES - 56.3%

Argentina - 0.4%

Argentine Republic Government
2.500% due 12/31/38 * Ω	652,217	378,612
8.280% due 12/31/33 * Ω	64,293	63,972
8.750% due 06/02/17 * Ω	18,777	18,965

		461,549

Azerbaijan - 0.2%

Republic of Azerbaijan 4.750% due 03/18/24 ~	200,000	188,000

Belarus - 0.9%

Republic of Belarus 8.950% due 01/26/18 ~	990,000	997,425

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
Bolivia - 0.3%

Bolivian Government
4.875% due 10/29/22 ~	$100,000	$101,250
5.950% due 08/22/23 ~	200,000	209,000

		310,250

Brazil - 5.1%

Banco Nacional de Desenvolvimento Economico e Social
5.750% due 09/26/23 ~	200,000	166,000
6.500% due 06/10/19 ~	170,000	163,880
Brazil Letras do Tesouro Nacional
11.868% due 01/01/16	BRL 4,541,000	1,107,001
12.924% due 01/01/18	11,248,000	2,028,564
12.803% due 07/01/18	3,771,000	631,107
15.745% due 01/01/19	1,700,000	263,778
Brazilian Government
2.625% due 01/05/23	$200,000	162,500
4.250% due 01/07/25	175,000	153,344
4.875% due 01/22/21	100,000	97,500
5.625% due 01/07/41	119,000	96,985
5.875% due 01/15/19	90,000	94,500
7.125% due 01/20/37	157,000	147,580
8.250% due 01/20/34	121,000	125,537
8.875% due 04/15/24	60,000	71,250

		5,309,526

Chile - 0.2%

Chile Government
3.250% due 09/14/21	100,000	103,750
6.000% due 01/01/20 ~	CLP 60,000,000	92,362

		196,112

Colombia - 4.3%

Colombia Government
4.000% due 02/26/24	$200,000	194,300
5.000% due 06/15/45	262,000	225,975
5.625% due 02/26/44	250,000	235,000
6.125% due 01/18/41	530,000	527,350
7.375% due 09/18/37	220,000	248,050
8.125% due 05/21/24	230,000	282,095
9.850% due 06/28/27	COP 227,000,000	83,954
11.750% due 02/25/20	$257,000	341,167
Colombian TES
6.000% due 04/28/28	COP 1,625,300,000	428,341
7.000% due 09/11/19	437,900,000	142,460
7.250% due 06/15/16	4,665,800,000	1,529,739
7.500% due 08/26/26	564,900,000	171,253
10.000% due 07/24/24	376,700,000	136,761

		4,546,445

Costa Rica - 0.3%

Costa Rica Government
4.250% due 01/26/23 ~	$200,000	174,000
4.375% due 04/30/25 ~	90,000	75,375
5.625% due 04/30/43 ~	90,000	68,063

		317,438

Croatia - 0.9%

Croatia Government
6.250% due 04/27/17 ~	200,000	210,165
6.375% due 03/24/21 ~	240,000	258,643
6.625% due 07/14/20 ~	260,000	282,711
6.750% due 11/05/19 ~	200,000	217,930

		969,449

Dominican Republic - 1.3%

Dominican Republic
5.500% due 01/27/25 ~	210,000	203,700
5.875% due 04/18/24 ~	360,000	355,500

	Principal Amount	Value
6.600% due 01/28/24 ~	$200,000	$208,000
6.850% due 01/27/45 ~	210,000	203,175
7.450% due 04/30/44 ~	130,000	133,575
7.500% due 05/06/21 ~	270,000	289,575

		1,393,525

Ecuador - 1.3%

Ecuador Government
7.950% due 06/20/24 ~	600,000	426,000
9.375% due 12/15/15 ~	415,000	405,662
10.500% due 03/24/20 ~	666,000	502,830

		1,334,492

Egypt - 0.2%

Egypt Government
5.750% due 04/29/20 ~	100,000	103,525
6.875% due 04/30/40 ~	100,000	94,500

		198,025

El Salvador - 0.5%

El Salvador Government
5.875% due 01/30/25 ~	135,000	117,450
6.375% due 01/18/27 ~	60,000	52,950
7.375% due 12/01/19 ~	100,000	104,250
7.650% due 06/15/35 ~	165,000	147,881
8.250% due 04/10/32 ~	105,000	103,425

		525,956

Ethiopia - 0.3%

Federal Democratic Republic of Ethiopia 6.625% due 12/11/24 ~	310,000	284,828

Gabon - 0.6%

Gabonese Republic 6.375% due 12/12/24 ~	800,000	665,536

Georgia - 0.2%

Georgia Government 6.875% due 04/12/21 ~	200,000	208,000

Guatemala - 0.2%

Guatemala Government 4.875% due 02/13/28 ~	200,000	195,500

Hungary - 3.2%

Hungary Government
3.000% due 06/26/24	HUF 27,640,000	96,024
3.500% due 06/24/20	11,610,000	43,640
4.125% due 02/19/18	$324,000	337,365
5.375% due 02/21/23	480,000	523,085
5.375% due 03/25/24	254,000	276,225
5.500% due 06/24/25	HUF 73,580,000	309,777
5.750% due 11/22/23	$460,000	512,900
6.000% due 11/24/23	HUF 9,900,000	42,368
6.250% due 01/29/20	$306,000	344,639
6.500% due 06/24/19	HUF 26,830,000	110,790
7.000% due 06/24/22	17,090,000	75,265
7.500% due 11/12/20	20,240,000	89,584
7.625% due 03/29/41	$416,000	553,800

		3,315,462

Indonesia - 1.5%

Indonesia Government
4.875% due 05/05/21 ~	200,000	207,244
5.125% due 01/15/45 ~	8,000	7,049
5.875% due 03/13/20 ~	100,000	109,243

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
6.875% due 01/17/18 ~	$215,000	$236,671
7.750% due 01/17/38 ~	100,000	117,858
11.625% due 03/04/19 ~	220,000	280,510
Indonesia Treasury
5.625% due 05/15/23	IDR 1,700,000,000	90,970
6.625% due 05/15/33	711,000,000	35,300
7.000% due 05/15/27	536,000,000	30,018
8.375% due 09/15/26	209,000,000	13,208
9.000% due 03/15/29	749,000,000	48,175
Perusahaan Penerbit SBSN Indonesia III
4.325% due 05/28/25 ~	$200,000	184,760
6.125% due 03/15/19 ~	200,000	219,750

		1,580,756

Iraq - 0.2%

Republic of Iraq 5.800% due 01/15/28 ~	280,000	194,168

Ivory Coast - 1.8%

Ivory Coast Government
5.375% due 07/23/24 ~	390,000	342,287
5.750% due 12/31/32 § ~	1,747,000	1,529,579

		1,871,866

Jamaica - 0.2%

Jamaica Government 7.875% due 07/28/45	200,000	200,500

Kazakhstan - 1.1%

KazAgro National Management Holding JSC 4.625% due 05/24/23 ~	200,000	160,300
Kazakhstan Government
4.875% due 10/14/44 ~	200,000	159,500
5.125% due 07/21/25 ~	430,000	416,025
6.500% due 07/21/45 ~	430,000	405,447

		1,141,272

Kenya - 0.2%

Kenya Government 6.875% due 06/24/24 ~	200,000	182,200

Lebanon - 1.6%

Lebanon Government
5.150% due 11/12/18 ~	70,000	70,140
5.450% due 11/28/19 ~	130,000	128,591
6.000% due 01/27/23 ~	100,000	99,270
6.100% due 10/04/22 ~	415,000	414,378
6.375% due 03/09/20	219,000	225,942
6.600% due 11/27/26 ~	430,000	431,109
8.250% due 04/12/21 ~	279,000	307,039

		1,676,469

Lithuania - 0.9%

Lithuania Government
6.125% due 03/09/21 ~	310,000	362,437
6.625% due 02/01/22 ~	200,000	242,050
7.375% due 02/11/20 ~	280,000	336,700

		941,187

Malaysia - 0.1%

Malaysia Government
4.254% due 05/31/35	MYR 33,000	7,044
4.935% due 09/30/43	235,000	54,530

		61,574

	Principal Amount	Value
Mexico - 6.7%

Mexican Bonos
6.500% due 06/10/21	MXN 18,340,000	$1,141,450
7.500% due 06/03/27	5,850,000	378,417
7.750% due 05/29/31	4,090,000	269,305
8.000% due 06/11/20	27,050,000	1,792,769
8.000% due 12/07/23	12,480,000	833,402
8.500% due 12/13/18	14,020,000	919,894
8.500% due 05/31/29	3,850,000	269,324
Mexico Government
4.000% due 03/15/15	EUR 419,000	388,015
4.600% due 01/23/46	$333,000	297,619
4.750% due 03/08/44	180,000	164,700
5.550% due 01/21/45	255,000	262,013
5.750% due 10/12/10	160,000	150,400
6.050% due 01/11/40	92,000	101,085

		6,968,393

Morocco - 0.5%

Morocco Government
4.250% due 12/11/22 ~	300,000	304,125
5.500% due 12/11/42 ~	200,000	199,050

		503,175

Pakistan - 1.3%

Pakistan Government
6.750% due 12/03/19 ~	350,000	358,726
6.875% due 06/01/17 ~	150,000	155,989
7.250% due 04/15/19 ~	380,000	391,296
8.250% due 04/15/24 ~	200,000	210,581
8.250% due 09/30/25 ~	200,000	205,470

		1,322,062

Panama - 0.8%

Panama Government
4.000% due 09/22/24	200,000	198,250
4.300% due 04/29/53	240,000	204,600
6.700% due 01/26/36	160,000	191,200
8.875% due 09/30/27	90,000	124,200
9.375% due 04/01/29	80,000	115,500

		833,750

Paraguay - 0.2%

Republic of Paraguay 4.625% due 01/25/23 ~	200,000	197,500

Peru - 1.5%

Peruvian Government
5.625% due 11/18/50	269,000	278,415
5.700% due 08/12/24 ~	PEN 592,000	163,773
6.950% due 08/12/31 ~	53,000	15,152
7.350% due 07/21/25	$408,000	510,000
8.200% due 08/12/26 ~	PEN 273,000	87,706
8.750% due 11/21/33	$347,000	490,137

		1,545,183

Philippines - 1.9%

Philippine Government
3.900% due 11/26/22	PHP 10,000,000	208,150
4.000% due 01/15/21	$380,000	409,439
4.950% due 01/15/21	PHP 5,000,000	109,098
6.375% due 10/23/34	$127,000	166,493
7.750% due 01/14/31	290,000	412,081
9.500% due 02/02/30	292,000	465,303
10.625% due 03/16/25	120,000	190,625

		1,961,189

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
Poland - 1.2%

Poland Government
1.500% due 04/25/20	PLN 479,000	$121,429
3.000% due 03/17/23	$58,000	58,038
3.250% due 07/25/19	PLN 1,073,000	293,517
3.250% due 07/25/25	2,399,000	654,010
4.000% due 10/25/23	41,000	11,764
5.000% due 03/23/22	$124,000	138,880

		1,277,638

Romania - 1.3%

Romanian Government
4.375% due 08/22/23 ~	554,000	578,736
6.125% due 01/22/44 ~	38,000	44,270
6.750% due 02/07/22 ~	592,000	700,040

		1,323,046

Russia - 0.7%

Russian Federal
6.200% due 01/31/18	RUB 1,425,000	19,740
6.400% due 05/27/20	6,232,000	80,082
6.700% due 05/15/19	932,000	12,554
6.800% due 12/11/19	6,988,000	92,524
7.000% due 01/25/23	7,372,000	91,290
7.000% due 08/16/23	3,521,000	43,197
7.400% due 06/14/17	10,263,000	148,989
7.500% due 03/15/18	5,849,000	83,337
7.500% due 02/27/19	1,692,000	23,510
7.600% due 04/14/21	2,759,000	36,432
8.150% due 02/03/27	4,094,000	52,575
Russian Foreign 7.500% due 03/31/30 § ~	$3,845	4,530

		688,760

Senegal - 0.2%

Senegal Government 8.750% due 05/13/21 ~	200,000	210,600

Serbia - 0.6%

Republic of Serbia
4.875% due 02/25/20 ~	200,000	202,524
5.875% due 12/03/18 ~	200,000	209,750
7.250% due 09/28/21 ~	210,000	235,988

		648,262

South Africa - 3.3%

South Africa Government
5.500% due 03/09/20	290,000	308,952
5.875% due 05/30/22	300,000	325,125
6.250% due 03/31/36	ZAR 3,120,000	168,061
6.875% due 05/27/19	$346,000	386,584
7.000% due 02/28/31	ZAR 7,240,000	440,768
7.750% due 02/28/23	2,930,000	205,175
8.000% due 01/31/30	3,460,000	232,688
8.250% due 03/31/32	4,910,000	331,677
8.500% due 01/31/37	2,850,000	195,076
8.750% due 01/31/44	2,850,000	197,815
8.750% due 02/28/48	5,580,000	388,750
10.500% due 12/21/26	3,650,000	302,119

		3,482,790

Thailand - 0.2%

Thailand Government
1.250% due 03/12/28 ^ ~	THB 3,766,233	87,290
4.675% due 06/29/44	2,788,000	90,020

		177,310

	Principal Amount	Value
Turkey - 2.8%

Turkey Government
3.000% due 02/23/22 ^	TRY 922,316	$297,393
3.250% due 03/23/23	$200,000	178,477
5.625% due 03/30/21	100,000	104,613
5.750% due 03/22/24	200,000	207,760
6.750% due 04/03/18	360,000	389,376
6.750% due 05/30/40	110,000	117,563
6.875% due 03/17/36	155,000	168,097
7.000% due 03/11/19	100,000	110,062
7.000% due 06/05/20	60,000	66,450
7.100% due 03/08/23	TRY 1,233,000	330,324
7.375% due 02/05/25	$190,000	217,716
7.500% due 07/14/17	220,000	237,595
7.500% due 11/07/19	100,000	112,595
8.000% due 03/12/25	TRY 810,000	225,502
10.400% due 03/20/24	440,000	141,874

		2,905,397

Ukraine - 1.1%

Ukraine Government
6.250% due 06/17/16 ~	$200,000	158,580
7.500% due 04/17/23 ~	200,000	160,262
7.800% due 11/28/22 ~	580,000	462,550
7.950% due 02/23/21 ~	200,000	159,500
9.250% due 07/24/17 ~	230,000	182,477

		1,123,369

Uruguay - 1.2%

Uruguay Government
3.700% due 06/26/37 ^	UYU 4,346,462	101,654
4.125% due 11/20/45	$128,548	102,196
4.250% due 04/05/27 ^	UYU 7,570,057	213,888
4.500% due 08/14/24	$279,235	282,725
5.100% due 06/18/50	145,000	127,600
7.625% due 03/21/36	152,000	188,670
7.875% PIK due 01/15/33	218,000	273,590

		1,290,323

Venezuela - 1.8%

Venezuela Government
5.750% due 02/26/16 ~	258,000	218,010
6.000% due 12/09/20 ~	162,000	54,270
7.650% due 04/21/25	135,000	45,225
7.750% due 10/13/19 ~	240,000	83,400
8.250% due 10/13/24 ~	272,000	92,480
9.000% due 05/07/23 ~	235,000	81,662
9.250% due 09/15/27	248,000	97,960
9.250% due 05/07/28 ~	259,000	88,707
11.750% due 10/21/26 ~	1,212,700	475,985
11.950% due 08/05/31 ~	1,437,800	571,526
12.750% due 08/23/22 ~	242,000	104,665

		1,913,890

Vietnam - 0.6%

Vietnam Government
4.800% due 11/19/24 ~	307,000	291,710
6.750% due 01/29/20 ~	280,000	305,896

		597,606

Zambia - 0.4%

Zambia Government
8.500% due 04/14/24 ~	200,000	161,000
8.970% due 07/30/27 ~	360,000	286,200

		447,200

Total Foreign Government Bonds & Notes (Cost $65,808,885)		58,684,953

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT - 4.3%

Money Market Fund - 4.3%

BlackRock Liquidity Funds T-Fund Portfolio	4,524,748	$4,524,748

Total Short-Term Investment (Cost $4,524,748)		4,524,748

TOTAL INVESTMENTS - 97.0% (Cost $112,930,301)		101,176,460

OTHER ASSETS & LIABILITIES, NET - 3.0%		3,116,549

NET ASSETS - 100.0%		$104,293,009

Notes to Schedule of Investments

(a)	As of September 30, 2015, the fund’s composition as a percentage of net assets was as follows:

Foreign Government Bonds & Notes	56.3%
Corporate Bonds & Notes	35.6%
Short-Term Investment	4.3%
Others (each less than 3.0%)	0.8%

97.0%
Other Assets & Liabilities, Net	3.0%

100.0%

(b)	As of September 30, 2015, the fund’s composition by country of risk as a percentage of net assets was as follows:

Mexico	8.8%
Brazil	7.7%
Russia	6.4%
Kazakhstan	5.7%
Colombia	5.4%
United States (Includes Short-Term Investment)	4.3%
Venezuela	4.2%
China	3.6%
South Africa	3.4%
Hungary	3.2%
Others (each less than 3.0%)	44.3%

97.0%
Other Assets & Liabilities, Net	3.0%

100.0%

(c)	Investments with a total aggregate value of $684,299 or 0.7% of the fund’s net assets were in default as of September 30, 2015.

(d)	Forward foreign currency contracts outstanding as of September 30, 2015 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
BRL	1,669,565	USD	432,397	10/15	BNP	($11,569)
BRL	2,496,501	USD	654,460	10/15	CSF	(25,194)
BRL	4,092,688	USD	1,063,254	10/15	DUB	(31,656)
BRL	2,934,545	USD	783,338	10/15	HSB	(43,661)
BRL	1,452,093	USD	356,815	11/15	DUB	4,915
BRL	1,452,093	USD	359,078	11/15	GSC	2,651
BRL	1,370,552	USD	340,000	11/15	HSB	1,417
CLP	374,311,300	USD	550,000	10/15	BNP	(13,757)
CLP	141,722,440	USD	214,926	10/15	SCB	(11,893)
CNH	519,920	USD	80,000	02/16	BNP	382
CNH	9,316,916	USD	1,433,482	02/16	HSB	6,954
CNH	519,920	USD	78,919	09/16	BNP	398
CNH	12,427,231	USD	1,950,616	03/17	HSB	(74,455)
CNY	3,350,251	USD	521,206	11/15	JPM	3,288
COP	370,440,000	USD	120,000	10/15	DUB	(457)
COP	135,005,684	USD	43,271	10/15	DUB	296
COP	184,200,000	USD	60,000	10/15	JPM	(558)
COP	1,828,216,361	USD	600,196	10/15	SCB	(9,492)
CZK	14,265,272	USD	583,292	10/15	BRC	3,311
CZK	2,172,656	USD	90,000	10/15	DUB	(658)
EUR	275,325	USD	311,617	10/15	BRC	(3,860)
HUF	16,535,832	USD	60,000	10/15	BNP	(1,082)
HUF	133,504,300	USD	473,399	10/15	BNP	2,284
HUF	24,803,809	USD	88,105	10/15	SCB	272
HUF	13,991,005	USD	50,000	10/15	UBS	(149)
IDR	5,806,375,832	USD	397,802	10/15	BNP	(6,141)
IDR	1,152,625,500	USD	79,300	10/15	HSB	(1,551)
IDR	1,189,600,000	USD	80,000	10/15	HSB	243
IDR	3,899,409,000	USD	266,900	10/15	SCB	(3,871)
ILS	1,126,057	USD	297,521	10/15	BNP	(10,398)
ILS	157,737	USD	40,000	10/15	MSC	220
INR	39,153,633	USD	583,947	10/15	BNP	9,200
INR	62,446,280	USD	930,000	10/15	JPM	16,012
KRW	95,024,000	USD	80,000	11/15	JPM	5

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
KRW	2,034,551,203	USD	1,733,111	11/15	MSC	($20,139)
MXN	2,365,146	USD	140,000	10/15	BRC	(457)
MXN	14,542,274	USD	895,412	10/15	DUB	(37,420)
MXN	48,940,676	USD	2,974,468	10/15	JPM	(86,976)
MXN	13,516,342	USD	825,000	10/15	MER	(27,538)
MYR	1,822,152	USD	423,238	10/15	BNP	(9,602)
MYR	4,815,757	USD	1,142,637	10/15	JPM	(49,439)
MYR	562,250	USD	130,000	10/15	UBS	(2,367)
MYR	545,000	USD	129,300	11/15	BRC	(5,809)
MYR	315,210	USD	74,400	11/15	DUB	(2,977)
MYR	2,600,300	USD	613,640	11/15	MER	(24,442)
MYR	696,139	USD	164,300	11/15	SCB	(6,563)
PEN	429,514	USD	132,791	10/15	BNP	(1,130)
PEN	54,048	USD	16,684	10/15	CIT	(116)
PEN	219,343	USD	67,604	10/15	DUB	(368)
PHP	1,873,200	USD	40,000	10/15	BNP	(6)
PLN	1,911,070	USD	511,690	10/15	MER	(9,280)
PLN	5,956,516	USD	1,573,508	10/15	SCB	(7,572)
PLN	391,324	USD	103,722	10/15	UBS	(845)
RON	195,840	USD	50,000	10/15	BNP	(498)
RON	238,229	USD	60,000	10/15	DUB	217
RON	3,061,155	USD	768,015	10/15	MER	5,745
RUB	14,628,372	USD	220,000	10/15	BNP	1,751
RUB	30,708,808	USD	500,906	10/15	BRC	(35,392)
RUB	13,458,603	USD	200,960	10/15	CSF	3,058
RUB	3,444,750	USD	50,000	10/15	HSB	2,219
RUB	50,080,089	USD	755,384	10/15	MER	3,779
RUB	12,774,865	USD	188,255	10/15	MSC	5,401
SGD	56,667	USD	40,000	10/15	ANZ	(222)
SGD	169,218	USD	120,000	10/15	HSB	(1,216)
SGD	1,833,680	USD	1,297,124	10/15	SCB	(9,952)
SGD	788,200	USD	556,442	11/15	BRC	(3,698)
THB	3,601,000	USD	100,000	10/15	HSB	(898)
THB	3,980,350	USD	110,000	10/15	JPM	(458)
THB	72,174,576	USD	1,971,983	11/15	DUB	12,119
TRY	938,249	USD	329,647	10/15	CIT	(22,602)
TRY	204,555	USD	67,000	10/15	DUB	(59)
TRY	336,180	USD	110,000	10/15	DUB	16
TRY	1,989,537	USD	650,877	10/15	HSB	204
TRY	590,531	USD	208,710	10/15	MER	(15,457)
TRY	400,924	USD	130,000	10/15	MER	1,203
TWD	33,140,398	USD	1,010,840	10/15	DUB	(4,298)
TWD	2,939,000	USD	90,000	10/15	JPM	(737)
USD	250,000	BRL	959,000	10/15	BNP	8,276
USD	766,607	BRL	2,813,597	10/15	CIT	57,415
USD	690,769	BRL	2,788,656	10/15	DUB	(12,138)
USD	363,023	BRL	1,452,093	10/15	GSC	(2,990)
USD	9,669	BRL	31,299	10/15	GSC	1,779
USD	852,822	BRL	3,148,653	10/15	HSB	59,176
USD	657,876	CLP	461,121,345	10/15	BNP	(2,733)
USD	112,124	CLP	78,773,837	10/15	DUB	(728)
USD	36,000	CLP	24,448,680	10/15	MSC	975
USD	79,957	CNH	519,920	02/16	BNP	(425)
USD	1,400,000	CNH	9,316,916	02/16	HSB	(40,436)
USD	1,414,483	CNH	9,316,916	09/16	HSB	(7,049)
USD	860,000	CNH	5,648,050	10/16	BNP	(610)
USD	1,963,192	CNH	12,427,231	03/17	HSB	87,031
USD	520,000	CNY	3,334,760	11/15	HSB	(2,068)
USD	825,000	COP	2,251,159,200	10/15	CSF	97,281
USD	169,523	COP	486,192,681	10/15	DUB	12,626
USD	183,419	COP	516,527,233	10/15	JPM	16,733
USD	71,000	CZK	1,756,773	10/15	MER	(1,240)
USD	1,344,538	EUR	1,187,949	10/15	BRC	16,655
USD	150,574	GBP	97,473	10/15	HSB	3,138
USD	31,000	HUF	8,793,386	10/15	MER	(331)
USD	174	IDR	2,556,750	10/15	BNP	2
USD	260,000	IDR	3,836,378,000	10/15	SCB	1,222
USD	58,000	ILS	219,145	10/15	MER	2,122
USD	40,000	INR	2,665,884	10/15	ANZ	(386)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	1,222,106	MXN	20,802,072	10/15	BNP	($5,213)
USD	1,459,491	MXN	24,659,360	10/15	BNP	4,593
USD	100,000	MXN	1,662,235	10/15	CIT	1,928
USD	390,000	MXN	6,483,204	10/15	DUB	7,492
USD	714,000	MXN	11,851,237	10/15	GSC	14,779
USD	1,225,130	MXN	20,586,835	10/15	JPM	10,510
USD	600,000	MXN	9,819,900	10/15	SCB	20,628
USD	89,800	MYR	384,164	10/15	DUB	2,593
USD	182,900	MYR	782,343	10/15	UBS	5,304
USD	50,418	PHP	2,378,226	10/15	HSB	(358)
USD	180,862	PLN	676,404	10/15	BNP	3,039
USD	181,029	PLN	676,404	10/15	HSB	3,206
USD	433,000	PLN	1,650,803	10/15	MER	(987)
USD	92,000	RON	372,008	10/15	BRC	(2,031)
USD	527,660	RUB	35,046,016	10/15	CSF	(3,602)
USD	30,000	RUB	2,003,700	10/15	HSB	(374)
USD	220,000	RUB	13,473,900	10/15	MER	15,749
USD	560,000	SGD	788,200	11/15	MER	7,256
USD	560,000	TRY	1,576,254	10/15	DUB	44,166
USD	152,000	TRY	435,070	10/15	MER	9,622
USD	511,874	TRY	1,536,543	11/15	DUB	13,609
USD	40,000	TWD	1,297,600	10/15	MER	589
USD	264,270	ZAR	3,355,625	10/15	BNP	23,416
USD	450,000	ZAR	5,681,655	10/15	BRC	42,193
USD	67,820	ZAR	946,839	10/15	DUB	(140)
USD	200,000	ZAR	2,752,612	10/15	DUB	2,428
USD	400,000	ZAR	5,480,426	10/15	GSC	6,636
USD	86,245	ZAR	1,095,958	10/15	HSB	7,581
USD	354,000	ZAR	4,583,099	10/15	MSC	25,043
USD	350,000	ZAR	4,786,460	10/15	UBS	6,446
USD	203,047	ZAR	2,831,590	11/15	HSB	909
USD	500,000	ZAR	7,048,890	11/15	MER	(3,197)
ZAR	901,037	USD	66,000	10/15	CIT	(1,327)
ZAR	1,341,992	USD	100,000	10/15	DUB	(3,677)
ZAR	1,499,507	USD	110,313	10/15	GSC	(2,683)
ZAR	1,527,460	USD	110,000	10/15	HSB	(365)
ZAR	13,628,825	USD	1,001,000	10/15	MER	(22,774)
ZAR	2,376,214	USD	174,000	10/15	SCB	(3,444)
ZAR	7,950,572	USD	619,546	10/15	UBS	(48,885)

Total Forward Foreign Currency Contracts						($77,420)

(e)	Swap agreements outstanding as of September 30, 2015 were as follows:

Cross Currency Swaps – Receive Floating Rate

Notional Amount on Fixed Rate (Currency Received)	Notional Amount on Floating Rate (Currency Delivered)	Floating Rate Index	Counter- party	Fixed Rate	Expiration Date	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
EUR 80,000	$87,280	3-Month USD-LIBOR	HSB	1.078%	06/05/45	$1,505	$—	$1,505

Interest Rate Swaps – Pay Floating Rate

Floating Rate Index	Counter- party	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Brazil CETIP Interbank	BNP	14.690%	01/02/18	BRL 7,002,740	($15,842)	$—	($15,842)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Interest Rate Swaps – Receive Floating Rate

Floating Rate Index	Counter- party	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Brazil CETIP Interbank	BNP	13.278%	01/02/18	BRL 2,685,072	$26,516	$—	$26,516
Brazil CETIP Interbank	BNP	13.747%	01/02/18	2,719,996	19,634	—	19,634
Brazil CETIP Interbank	BNP	13.859%	01/02/18	954,411	6,305	—	6,305

					$52,455	$—	$52,455

					$36,613	$—	$36,613

Total Return Swaps

Receive Total Return	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Indonesia Treasury 12.800% due 06/15/21	SCB	06/15/21	IDR 1,056,000,000	$84,519	$111,759	($27,240)
Indonesia Treasury 8.375% due 03/15/24	ANZ	03/15/24	554,000,000	35,229	48,201	(12,972)
Indonesia Treasury 8.375% due 03/15/24	SCB	03/15/24	989,000,000	62,890	86,048	(23,158)
Indonesia Treasury 11.000% due 09/15/25	SCB	09/15/25	800,000,000	58,966	94,805	(35,839)
Indonesia Treasury 8.375% due 09/15/26	SCB	09/15/26	814,000,000	51,644	67,563	(15,919)
Indonesia Treasury 7.000% due 05/15/27	SCB	05/15/27	100,000,000	5,768	9,048	(3,280)
Indonesia Treasury 9.000% due 03/15/29	ANZ	03/15/29	2,800,000,000	180,845	248,633	(67,788)
Indonesia Treasury 10.500% due 08/15/30	SCB	08/15/30	1,500,000,000	108,547	177,195	(68,648)
Indonesia Treasury 6.625% due 05/15/33	SCB	05/15/33	270,000,000	13,835	22,923	(9,088)
Indonesia Treasury 8.375% due 03/15/34	ANZ	03/15/34	2,600,000,000	155,207	215,339	(60,132)
Indonesia Treasury 8.375% due 03/15/34	HSB	03/15/34	584,000,000	34,862	49,786	(14,924)
Indonesia Treasury 8.375% due 03/15/34	SCB	03/15/34	42,000,000	2,508	3,341	(833)
Indonesia Treasury 8.250% due 05/15/36	SCB	05/15/36	1,537,000,000	92,851	114,351	(21,500)

				$887,671	$1,248,992	($361,321)

Total Swap Agreements				$925,789	$1,248,992	($323,203)

(f)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2015:

		Total Value at September 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$37,081,828	$—	$37,081,828	$—
	Convertible Corporate Bonds & Notes	15,762	—	15,762	—
	Senior Loan Notes	869,169	—	869,169	—
	Foreign Government Bonds & Notes	58,684,953	—	58,684,953	—
	Short-Term Investment	4,524,748	4,524,748	—	—
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	731,706	—	731,706	—
	Swaps	1,505	—	1,505	—

	Total Foreign Currency Contracts	733,211	—	733,211	—

	Interest Rate Contracts
	Swaps	940,126	—	940,126	—

	Total Assets - Derivatives	1,673,337	—	1,673,337	—

	Total Assets	102,849,797	4,524,748	98,325,049	—

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(809,126)	—	(809,126)	—
	Interest Rate Contracts
	Swaps	(15,842)	—	(15,842)	—

	Total Liabilities - Derivatives	(824,968)	—	(824,968)	—

	Total Liabilities	(824,968)	—	(824,968)	—

	Total	$102,024,829	$4,524,748	$97,500,081	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF COMSTOCK FUND

Schedule of Investments

September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.8%

Consumer Discretionary - 16.0%

Carnival Corp	116,789	$5,804,413
CBS Corp ‘B’	19,488	777,571
Comcast Corp ‘A’	59,408	3,379,127
Fossil Group Inc *	10,904	609,316
General Motors Co	120,177	3,607,713
Johnson Controls Inc	90,768	3,754,164
Kohl’s Corp	54,991	2,546,633
Mattel Inc	28,364	597,346
Newell Rubbermaid Inc	43,128	1,712,613
Target Corp	32,830	2,582,408
Time Warner Cable Inc	13,565	2,433,154
Time Warner Inc	13,566	932,594
Twenty-First Century Fox Inc ‘B’	85,936	2,326,288
Viacom Inc ‘B’	57,306	2,472,754

		33,536,094

Consumer Staples - 6.2%

ConAgra Foods Inc	93,901	3,803,929
CVS Health Corp	10,315	995,191
Mondelez International Inc ‘A’	41,152	1,723,034
The Coca-Cola Co	82,825	3,322,939
Unilever NV ‘NY’ (United Kingdom)	23,524	945,665
Wal-Mart Stores Inc	32,613	2,114,627

		12,905,385

Energy - 13.3%

BP PLC ADR (United Kingdom)	107,227	3,276,857
Chevron Corp	32,551	2,567,623
Devon Energy Corp	52,596	1,950,786
Halliburton Co	52,076	1,840,887
Hess Corp	22,261	1,114,386
Murphy Oil Corp	55,249	1,337,026
Noble Corp PLC	91,680	1,000,229
Occidental Petroleum Corp	28,283	1,870,920
QEP Resources Inc	97,964	1,227,489
Royal Dutch Shell PLC ‘A’ ADR (Netherlands)	82,398	3,904,841
Suncor Energy Inc (Canada)	172,655	4,613,342
Weatherford International PLC *	387,036	3,282,065

		27,986,451

Financials - 28.3%

Aflac Inc	37,331	2,170,051
Ally Financial Inc *	95,639	1,949,123
Bank of America Corp	387,016	6,029,709
Citigroup Inc	207,752	10,306,577
Citizens Financial Group Inc	66,090	1,576,907
Fifth Third Bancorp	157,991	2,987,610
JPMorgan Chase & Co	128,013	7,804,953
MetLife Inc	63,891	3,012,461
Morgan Stanley	106,722	3,361,743
State Street Corp	51,841	3,484,234
The Allstate Corp	44,922	2,616,257
The Bank of New York Mellon Corp	84,764	3,318,511
The Goldman Sachs Group Inc	12,152	2,111,531
The PNC Financial Services Group Inc	40,466	3,609,567
US Bancorp	20,982	860,472
Wells Fargo & Co	82,027	4,212,086

		59,411,792

Health Care - 11.2%

AbbVie Inc	31,727	1,726,266
Anthem Inc	14,677	2,054,780
Express Scripts Holding Co *	22,346	1,809,132
GlaxoSmithKline PLC ADR (United Kingdom)	20,359	782,804
Medtronic PLC	21,585	1,444,900
Merck & Co Inc	80,071	3,954,707

	Shares	Value
Novartis AG (Switzerland)	34,042	$3,135,770
Pfizer Inc	115,605	3,631,153
Roche Holding AG ADR (Switzerland)	56,550	1,863,323
Sanofi ADR (France)	63,938	3,035,137

		23,437,972

Industrials - 6.5%

Caterpillar Inc	22,400	1,464,064
Emerson Electric Co	60,178	2,658,062
General Electric Co	222,830	5,619,773
Honeywell International Inc	4,671	442,297
Ingersoll-Rand PLC	22,301	1,132,222
Textron Inc	60,479	2,276,430

		13,592,848

Information Technology - 13.1%

Autodesk Inc *	13,653	602,643
Cisco Systems Inc	180,741	4,744,451
Citrix Systems Inc *	31,639	2,191,950
Corning Inc	77,857	1,332,912
eBay Inc *	92,160	2,252,390
Hewlett-Packard Co	103,628	2,653,913
Intel Corp	62,658	1,888,512
Microsoft Corp	70,494	3,120,064
NetApp Inc	99,639	2,949,314
PayPal Holdings Inc *	56,434	1,751,711
Symantec Corp	147,033	2,862,732
Yahoo! Inc *	35,767	1,034,024

		27,384,616

Materials - 1.4%

Alcoa Inc	149,454	1,443,726
International Paper Co	40,840	1,543,344

		2,987,070

Telecommunication Services - 0.7%

Frontier Communications Corp	328,899	1,562,270

Utilities - 1.1%

FirstEnergy Corp	30,136	943,558
PG&E Corp	26,121	1,379,189

		2,322,747

Total Common Stocks (Cost $157,831,944)		205,127,245

SHORT-TERM INVESTMENT - 2.3%

Money Market Fund - 2.3%

BlackRock Liquidity Funds T-Fund Portfolio	4,783,190	4,783,190

Total Short-Term Investment (Cost $4,783,190)		4,783,190

TOTAL INVESTMENTS - 100.1% (Cost $162,615,134)		209,910,435

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(115,181)

NET ASSETS - 100.0%		$209,795,254

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF COMSTOCK FUND

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Notes to Schedule of Investments

(a)	As of September 30, 2015, the fund’s composition as a percentage of net assets was as follows:

Financials	28.3%
Consumer Discretionary	16.0%
Energy	13.3%
Information Technology	13.1%
Health Care	11.2%
Industrials	6.5%
Consumer Staples	6.2%
Others (each less than 3.0%)	5.5%

	100.1%
Other Assets & Liabilities, Net	(0.1%	)

	100.0%

(b)	Forward foreign currency contracts outstanding as of September 30, 2015 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
CHF	370,687	USD	381,979	10/15	DUB	($1,420)
USD	931,763	CAD	1,234,427	10/15	CIB	6,829
USD	931,762	CAD	1,234,435	10/15	DUB	6,822
USD	931,895	CAD	1,234,435	10/15	GSC	6,956
USD	931,691	CAD	1,234,435	10/15	RBC	6,752
USD	1,116,107	CHF	1,082,088	10/15	CIB	5,201
USD	1,116,188	CHF	1,082,066	10/15	DUB	5,305
USD	1,115,911	CHF	1,082,088	10/15	GSC	5,005
USD	1,116,152	CHF	1,082,087	10/15	RBC	5,247
USD	1,357,503	EUR	1,199,464	10/15	BRC	16,891
USD	1,357,241	EUR	1,199,464	10/15	CIB	16,630
USD	1,357,115	EUR	1,199,464	10/15	DUB	16,504
USD	1,357,026	EUR	1,199,464	10/15	GSC	16,414
USD	1,357,421	EUR	1,199,464	10/15	RBC	16,810
USD	869,786	GBP	565,049	10/15	CIB	15,076
USD	869,492	GBP	565,049	10/15	DUB	14,783
USD	869,492	GBP	565,049	10/15	GSC	14,782
USD	869,658	GBP	565,054	10/15	RBC	14,941

Total Forward Foreign Currency Contracts						$189,528

(c)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2015:

		Total Value at September 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$33,536,094	$33,536,094	$—	$—
	Consumer Staples	12,905,385	12,905,385	—	—
	Energy	27,986,451	27,986,451	—	—
	Financials	59,411,792	59,411,792	—	—
	Health Care	23,437,972	20,302,202	3,135,770	—
	Industrials	13,592,848	13,592,848	—	—
	Information Technology	27,384,616	27,384,616	—	—
	Materials	2,987,070	2,987,070	—	—
	Telecommunication Services	1,562,270	1,562,270	—	—
	Utilities	2,322,747	2,322,747	—	—

		205,127,245	201,991,475	3,135,770	—

	Short-Term Investment	4,783,190	4,783,190	—	—
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	190,948	—	190,948	—

	Total Assets	210,101,383	206,774,665	3,326,718

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(1,420)	—	(1,420)	—

	Total Liabilities	(1,420)	—	(1,420)	—

	Total	$210,099,963	$206,774,665	$3,325,298	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF GROWTH FUND

Schedule of Investments

September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.6%

Consumer Discretionary - 22.6%

Amazon.com Inc *	6,251	$3,199,824
Aramark	40,760	1,208,126
AutoZone Inc *	1,975	1,429,564
Burlington Stores Inc *	8,392	428,328
Comcast Corp ‘Special A’	24,703	1,414,000
Dollar General Corp	17,891	1,296,024
Dollar Tree Inc *	16,787	1,119,021
LVMH Moet Hennessy Louis Vuitton SE (France)	1,772	302,379
Marriott International Inc ‘A’	9,542	650,764
Netflix Inc *	18,908	1,952,440
NIKE Inc ‘B’	9,104	1,119,519
PVH Corp	3,754	382,683
Ross Stores Inc	47,460	2,300,386
Starbucks Corp	34,144	1,940,745
The Priceline Group Inc *	1,704	2,107,609
The TJX Cos Inc	27,059	1,932,554
Time Inc l	—	5
Time Warner Inc	6,869	472,244
Tractor Supply Co	8,661	730,296
Twenty-First Century Fox Inc ‘A’	15,662	422,561
VF Corp	15,244	1,039,793
Wynn Resorts Ltd	1,193	63,372
Yum! Brands Inc	1,627	130,079

		25,642,316

Consumer Staples - 8.4%

Colgate-Palmolive Co	15,125	959,833
Constellation Brands Inc ‘A’	11,555	1,446,802
Costco Wholesale Corp	12,367	1,787,897
CVS Health Corp	19,992	1,928,828
Danone SA (France)	7,652	483,946
Mead Johnson Nutrition Co	8,242	580,237
Mondelez International Inc ‘A’	25,612	1,072,374
Pernod Ricard SA (France)	2,881	290,913
The Estee Lauder Cos Inc ‘A’	12,982	1,047,388

		9,598,218

Energy - 0.3%

Anadarko Petroleum Corp	1,735	104,777
Schlumberger Ltd	2,929	202,013

		306,790

Financials - 6.3%

Affiliated Managers Group Inc *	1,691	289,144
American Tower Corp REIT	24,258	2,134,219
BlackRock Inc	2,342	696,675
Intercontinental Exchange Inc	8,838	2,076,842
Moody’s Corp	6,021	591,262
Morgan Stanley	8,954	282,051
Realogy Holdings Corp *	9,505	357,673
The Charles Schwab Corp	26,655	761,267

		7,189,133

Health Care - 18.8%

Abbott Laboratories	26,313	1,058,309
Alexion Pharmaceuticals Inc *	7,648	1,196,071
Allergan PLC *	9,581	2,604,212
Biogen Inc *	4,373	1,276,085
Bristol-Myers Squibb Co	30,902	1,829,398
Celgene Corp *	15,408	1,666,683
Cerner Corp *	6,533	391,719
CR Bard Inc	3,308	616,313
Eli Lilly & Co	14,296	1,196,432
Gilead Sciences Inc	5,286	519,032
IMS Health Holdings Inc *	7,021	204,311
McKesson Corp	7,716	1,427,691

	Shares	Value
Medtronic PLC	18,264	$1,222,592
Regeneron Pharmaceuticals Inc *	2,698	1,254,948
Stryker Corp	4,151	390,609
The Cooper Cos Inc	2,855	424,995
Thermo Fisher Scientific Inc	21,551	2,635,256
Valeant Pharmaceuticals International Inc *	4,871	868,889
Vertex Pharmaceuticals Inc *	3,957	412,082
Zoetis Inc	5,573	229,496

		21,425,123

Industrials - 7.8%

AMETEK Inc	22,503	1,177,357
Canadian Pacific Railway Ltd (Canada)	4,825	692,725
Danaher Corp	33,822	2,881,973
Equifax Inc	6,995	679,774
FedEx Corp	3,250	467,935
Honeywell International Inc	5,553	525,814
Rockwell Collins Inc	2,235	182,912
Roper Industries Inc	6,555	1,027,169
Spirit Airlines Inc *	3,273	154,813
Union Pacific Corp	4,781	422,688
Verisk Analytics Inc *	9,315	688,472

		8,901,632

Information Technology - 29.9%

Adobe Systems Inc *	28,936	2,379,118
Akamai Technologies Inc *	3,271	225,895
Alibaba Group Holding Ltd SP ADR (China) *	1,754	103,433
Apple Inc	28,695	3,165,059
Avago Technologies Ltd (Singapore)	11,150	1,393,862
Cognizant Technology Solutions Corp ‘A’ *	29,106	1,822,327
EMC Corp	9,590	231,694
Facebook Inc ‘A’ *	40,342	3,626,746
Fiserv Inc *	15,705	1,360,210
FleetCor Technologies Inc *	6,643	914,210
Google Inc ‘A’ *	5,675	3,622,750
Google Inc ‘C’ *	4,769	2,901,555
Intuit Inc	10,977	974,209
LinkedIn Corp ‘A’ *	5,791	1,101,043
MasterCard Inc ‘A’	35,288	3,180,155
NVIDIA Corp	7,168	176,691
NXP Semiconductor NV (Netherlands) *	2,728	237,527
Sabre Corp	16,050	436,239
salesforce.com Inc *	27,238	1,891,134
Visa Inc ‘A’	61,211	4,263,958

		34,007,815

Materials - 3.5%

Ecolab Inc	6,744	739,952
Monsanto Co	9,773	834,028
The Sherwin-Williams Co	6,271	1,397,053
Vulcan Materials Co	11,086	988,871

		3,959,904

Total Common Stocks (Cost $87,058,456)		111,030,931

SHORT-TERM INVESTMENT - 3.0%

Money Market Fund - 3.0%

BlackRock Liquidity Funds T-Fund Portfolio	3,345,314	3,345,314

Total Short-Term Investment (Cost $3,345,314)		3,345,314

TOTAL INVESTMENTS - 100.6% (Cost $90,403,770)		114,376,245

OTHER ASSETS & LIABILITIES, NET - (0.6%)		(653,292)

NET ASSETS - 100.0%		$113,722,953

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF GROWTH FUND

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Notes to Schedule of Investments

(a)	As of September 30, 2015, the fund’s composition as a percentage of net assets was as follows:

Information Technology	29.9%
Consumer Discretionary	22.6%
Health Care	18.8%
Consumer Staples	8.4%
Industrials	7.8%
Financials	6.3%
Materials	3.5%
Short-Term Investment	3.0%
Others (each less than 3.0%)	0.3%

	100.6%
Other Assets & Liabilities, Net	(0.6%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2015:

		Total Value at September 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$25,642,316	$25,339,937	$302,379	$—
	Consumer Staples	9,598,218	8,823,359	774,859	—
	Energy	306,790	306,790	—	—
	Financials	7,189,133	7,189,133	—	—
	Health Care	21,425,123	21,425,123	—	—
	Industrials	8,901,632	8,901,632	—	—
	Information Technology	34,007,815	34,007,815	—	—
	Materials	3,959,904	3,959,904	—	—

		111,030,931	109,953,693	1,077,238	—

	Short-Term Investment	3,345,314	3,345,314	—	—

	Total	$114,376,245	$113,299,007	$1,077,238	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF LARGE-CAP GROWTH FUND

Schedule of Investments

September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.7%

Consumer Discretionary - 23.0%

Amazon.com Inc *	10,033	$5,135,792
Delphi Automotive PLC (United Kingdom)	22,878	1,739,643
Dollar General Corp	42,523	3,080,366
Hanesbrands Inc	54,843	1,587,157
Liberty Global PLC ‘A’ (United Kingdom) *	73,099	3,138,871
Netflix Inc *	40,167	4,147,644
NIKE Inc ‘B’	21,726	2,671,646
Restoration Hardware Holdings Inc *	20,127	1,878,050
Starbucks Corp	24,407	1,387,294
The Home Depot Inc	26,669	3,080,003
The Walt Disney Co	19,031	1,944,968
TripAdvisor Inc *	54,481	3,433,393

		33,224,827

Consumer Staples - 5.5%

Constellation Brands Inc ‘A’	20,449	2,560,419
Costco Wholesale Corp	16,755	2,422,270
CVS Health Corp	24,077	2,322,949
Mead Johnson Nutrition Co	10,034	706,394

		8,012,032

Energy - 0.8%

Concho Resources Inc *	12,448	1,223,638

Financials - 5.3%

Berkshire Hathaway Inc ‘B’ *	23,230	3,029,192
Crown Castle International Corp REIT	33,354	2,630,630
Moody’s Corp	20,972	2,059,450

		7,719,272

Health Care - 20.9%

AbbVie Inc	56,147	3,054,958
Allergan PLC *	9,967	2,709,130
Biogen Inc *	13,578	3,962,196
Celgene Corp *	14,845	1,605,784
Humana Inc	15,492	2,773,068
Illumina Inc *	6,712	1,180,104
Perrigo Co PLC	21,506	3,382,249
United Therapeutics Corp *	31,329	4,111,618
UnitedHealth Group Inc	33,690	3,908,377
Valeant Pharmaceuticals International Inc *	11,470	2,046,019
Vertex Pharmaceuticals Inc *	13,967	1,454,523

		30,188,026

Industrials - 3.3%

Delta Air Lines Inc	35,293	1,583,597
Union Pacific Corp	36,752	3,249,244

		4,832,841

Information Technology - 34.3%

Alliance Data Systems Corp *	13,616	3,526,272
Apple Inc	42,222	4,657,087
Facebook Inc ‘A’ *	103,965	9,346,454
Google Inc ‘A’ *	15,259	9,740,888
LinkedIn Corp ‘A’ *	11,461	2,179,080
MasterCard Inc ‘A’	23,156	2,086,819
Mobileye NV *	38,220	1,738,246
salesforce.com Inc *	62,221	4,320,004
Splunk Inc *	24,122	1,335,153
Tencent Holdings Ltd (China)	173,900	2,924,743
Visa Inc ‘A’	88,832	6,188,037
Workday Inc ‘A’ *	23,214	1,598,516

		49,641,299

	Shares	Value
Materials - 2.6%

Ecolab Inc	13,100	$1,437,332
The Sherwin-Williams Co	10,254	2,284,386

		3,721,718

Total Common Stocks (Cost $115,416,647)		138,563,653

SHORT-TERM INVESTMENT - 5.1%

Money Market Fund - 5.1%

BlackRock Liquidity Funds T-Fund Portfolio	7,357,776	7,357,776

Total Short-Term Investment (Cost $7,357,776)		7,357,776

TOTAL INVESTMENTS - 100.8% (Cost $122,774,423)		145,921,429

OTHER ASSETS & LIABILITIES, NET - (0.8%)		(1,142,620)

NET ASSETS - 100.0%		$144,778,809

Notes to Schedule of Investments

(a)	As of September 30, 2015, the fund’s composition as a percentage of net assets was as follows:

Information Technology	34.3%
Consumer Discretionary	23.0%
Health Care	20.9%
Consumer Staples	5.5%
Financials	5.3%
Short-Term Investment	5.1%
Industrials	3.3%
Others (each less than 3.0%)	3.4%

	100.8%
Other Assets & Liabilities, Net	(0.8%	)

	100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF LARGE-CAP GROWTH FUND

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2015:

		Total Value at September 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$33,224,827	$33,224,827	$—	$—
	Consumer Staples	8,012,032	8,012,032	—	—
	Energy	1,223,638	1,223,638	—	—
	Financials	7,719,272	7,719,272	—	—
	Health Care	30,188,026	30,188,026	—	—
	Industrials	4,832,841	4,832,841	—	—
	Information Technology	49,641,299	46,716,556	2,924,743	—
	Materials	3,721,718	3,721,718	—	—

		138,563,653	135,638,910	2,924,743	—

	Short-Term Investment	7,357,776	7,357,776	—	—

	Total	$145,921,429	$142,996,686	$2,924,743	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF LARGE-CAP VALUE FUND

Schedule of Investments

September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.6%

Consumer Discretionary - 15.7%

DISH Network Corp ‘A’ *	155,044	$9,045,267
SES SA FDR ‘A’ (Luxembourg)	86,807	2,739,217
Target Corp	90,261	7,099,930
The Home Depot Inc	36,557	4,221,968
Time Warner Cable Inc	50,010	8,970,294
Time Warner Inc	117,151	8,054,131
Twenty-First Century Fox Inc ‘B’	183,401	4,964,665

		45,095,472

Consumer Staples - 10.1%

Anheuser-Busch InBev SA/NV ADR (Belgium)	25,611	2,722,962
CVS Health Corp	112,750	10,878,120
Kimberly-Clark Corp	38,754	4,225,736
Philip Morris International Inc	80,587	6,392,967
Reynolds American Inc	109,756	4,858,898

		29,078,683

Energy - 9.9%

Chevron Corp	57,772	4,557,055
Exxon Mobil Corp	78,279	5,820,044
Halliburton Co	166,752	5,894,683
National Oilwell Varco Inc	75,469	2,841,408
Royal Dutch Shell PLC ‘A’ ADR (Netherlands)	48,164	2,282,492
Schlumberger Ltd	68,610	4,732,032
Suncor Energy Inc (Canada)	84,181	2,249,316

		28,377,030

Financials - 26.1%

American Express Co	92,105	6,827,744
American Tower Corp REIT	41,809	3,678,356
Capital One Financial Corp	46,681	3,385,306
Citigroup Inc	96,433	4,784,041
JPMorgan Chase & Co	184,457	11,246,343
Marsh & McLennan Cos Inc	83,924	4,382,511
MetLife Inc	67,489	3,182,106
State Street Corp	74,426	5,002,171
Synchrony Financial *	103,131	3,228,000
The Bank of New York Mellon Corp	90,783	3,554,154
The Progressive Corp	67,818	2,077,944
The Travelers Cos Inc	56,307	5,604,236
US Bancorp	186,018	7,628,598
Wells Fargo & Co	202,811	10,414,345

		74,995,855

Health Care - 11.0%

Amgen Inc	37,614	5,202,769
Anthem Inc	45,859	6,420,260
Johnson & Johnson	51,828	4,838,144
Merck & Co Inc	135,889	6,711,558
Novartis AG ADR (Switzerland)	36,800	3,382,656
Teva Pharmaceutical Industries Ltd ADR (Israel)	87,738	4,953,688

		31,509,075

Industrials - 8.4%

General Electric Co	286,775	7,232,466
Honeywell International Inc	76,031	7,199,375
Illinois Tool Works Inc	63,781	5,249,814
United Technologies Corp	50,075	4,456,174

		24,137,829

Information Technology - 10.1%

EMC Corp	184,814	4,465,106
International Business Machines Corp	15,675	2,272,405
Microsoft Corp	98,515	4,360,274
Motorola Solutions Inc	71,516	4,890,264
Nuance Communications Inc *	248,517	4,068,223

	Shares	Value
TE Connectivity Ltd (Switzerland)	85,463	$5,118,379
Xerox Corp	410,654	3,995,663

		29,170,314

Materials - 4.7%

Air Products & Chemicals Inc	20,275	2,586,685
Crown Holdings Inc *	104,992	4,803,384
Freeport-McMoRan Inc	206,689	2,002,816
Martin Marietta Materials Inc	26,944	4,094,141

		13,487,026

Utilities - 1.6%

Sempra Energy	48,266	4,668,288

Total Common Stocks (Cost $185,073,161)		280,519,572

SHORT-TERM INVESTMENT - 1.3%

Money Market Fund - 1.3%

BlackRock Liquidity Funds T-Fund Portfolio	3,707,430	3,707,430

Total Short-Term Investment (Cost $3,707,430)		3,707,430

TOTAL INVESTMENTS - 98.9% (Cost $188,780,591)		284,227,002

OTHER ASSETS & LIABILITIES, NET - 1.1%		3,120,380

NET ASSETS - 100.0%		$287,347,382

Notes to Schedule of Investments

(a)	As of September 30, 2015, the fund’s composition as a percentage of net assets was as follows:

Financials	26.1%
Consumer Discretionary	15.7%
Health Care	11.0%
Information Technology	10.1%
Consumer Staples	10.1%
Energy	9.9%
Industrials	8.4%
Materials	4.7%
Others (each less than 3.0%)	2.9%

98.9%
Other Assets & Liabilities, Net	1.1%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF LARGE-CAP VALUE FUND

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2015:

		Total Value at September 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$45,095,472	$42,356,255	$2,739,217	$—
	Consumer Staples	29,078,683	29,078,683	—	—
	Energy	28,377,030	28,377,030	—	—
	Financials	74,995,855	74,995,855	—	—
	Health Care	31,509,075	31,509,075	—	—
	Industrials	24,137,829	24,137,829	—	—
	Information Technology	29,170,314	29,170,314	—	—
	Materials	13,487,026	13,487,026	—	—
	Utilities	4,668,288	4,668,288	—	—

		280,519,572	277,780,355	2,739,217	—

	Short-Term Investment	3,707,430	3,707,430	—	—

	Total	$284,227,002	$281,487,785	$2,739,217	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF MAIN STREET® CORE FUND

Schedule of Investments

September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.9%

Consumer Discretionary - 10.3%

Amazon.com Inc *	5,140	$2,631,115
AutoZone Inc *	4,490	3,249,997
Comcast Corp ‘A’	74,640	4,245,523
Delphi Automotive PLC (United Kingdom)	28,590	2,173,984
Dunkin’ Brands Group Inc	24,700	1,210,300
General Motors Co	47,440	1,424,149
Harley-Davidson Inc	21,800	1,196,820
The Home Depot Inc	32,360	3,737,256

		19,869,144

Consumer Staples - 10.9%

Diageo PLC (United Kingdom)	31,540	848,754
Henkel AG & Co KGaA (Germany)	35,387	3,124,560
Mondelez International Inc ‘A’	156,320	6,545,118
PepsiCo Inc	51,280	4,835,704
Philip Morris International Inc	70,055	5,557,463

		20,911,599

Energy - 6.4%

Chevron Corp	55,524	4,379,733
HollyFrontier Corp	27,140	1,325,518
Magellan Midstream Partners LP	17,785	1,069,056
Noble Energy Inc	74,356	2,244,064
Suncor Energy Inc (Canada)	125,410	3,350,955

		12,369,326

Financials - 18.4%

American International Group Inc	56,980	3,237,604
Berkshire Hathaway Inc ‘B’ *	29,820	3,888,528
Citigroup Inc	138,507	6,871,332
CME Group Inc ‘A’	61,040	5,660,850
Discover Financial Services	43,367	2,254,650
Genworth Financial Inc ‘A’ *	161,940	748,163
M&T Bank Corp	13,860	1,690,227
Marsh & McLennan Cos Inc	47,250	2,467,395
McGraw Hill Financial Inc	32,778	2,835,297
Simon Property Group Inc REIT	13,940	2,561,057
The Bank of New York Mellon Corp	78,140	3,059,181

		35,274,284

Health Care - 14.7%

Allergan PLC *	11,180	3,038,836
Boston Scientific Corp *	141,230	2,317,584
Bristol-Myers Squibb Co	55,390	3,279,088
Express Scripts Holding Co *	49,479	4,005,820
Gilead Sciences Inc	30,560	3,000,686
HCA Holdings Inc *	21,660	1,675,618
Merck & Co Inc	74,820	3,695,360
Mylan NV *	39,610	1,594,699
UnitedHealth Group Inc	33,050	3,834,131
Zoetis Inc	42,990	1,770,328

		28,212,150

Industrials - 11.7%

Canadian National Railway Co (Canada)	52,950	3,005,442
CSX Corp	39,580	1,064,702
Deere & Co	40,360	2,986,640
General Electric Co	215,830	5,443,233
Lockheed Martin Corp	7,810	1,619,091
Nielsen Holdings PLC	54,790	2,436,511
Republic Services Inc	16,500	679,800
Tyco International PLC	79,085	2,646,184
United Technologies Corp	18,670	1,661,443
Waste Connections Inc	20,660	1,003,663

		22,546,709

	Shares	Value
Information Technology - 18.8%

Amdocs Ltd	71,770	$4,082,278
Apple Inc	85,464	9,426,679
Applied Materials Inc	121,900	1,790,711
Facebook Inc ‘A’ *	33,230	2,987,377
Google Inc ‘C’ *	14,743	8,969,936
MasterCard Inc ‘A’	24,230	2,183,608
PayPal Holdings Inc *	86,050	2,670,992
Western Digital Corp	26,380	2,095,627
Xerox Corp	195,880	1,905,912

		36,113,120

Materials - 1.7%

PPG Industries Inc	13,220	1,159,262
Teck Resources Ltd ‘B’ (Canada)	33,890	162,672
Vulcan Materials Co	21,600	1,926,720

		3,248,654

Telecommunication Services - 1.6%

Verizon Communications Inc	72,470	3,153,170

Utilities - 3.4%

AmeriGas Partners LP	23,115	959,966
ITC Holdings Corp	33,380	1,112,889
PG&E Corp	83,010	4,382,928

		6,455,783

Total Common Stocks (Cost $156,274,397)		188,153,939

SHORT-TERM INVESTMENT - 1.5%

Money Market Fund - 1.5%

BlackRock Liquidity Funds T-Fund Portfolio	2,959,752	2,959,752

Total Short-Term Investment (Cost $2,959,752)		2,959,752

TOTAL INVESTMENTS - 99.4% (Cost $159,234,149)		191,113,691

OTHER ASSETS & LIABILITIES, NET - 0.6%		1,095,184

NET ASSETS - 100.0%		$192,208,875

Notes to Schedule of Investments

(a)	As of September 30, 2015, the fund’s composition as a percentage of net assets was as follows:

Information Technology	18.8%
Financials	18.4%
Health Care	14.7%
Industrials	11.7%
Consumer Staples	10.9%
Consumer Discretionary	10.3%
Energy	6.4%
Utilities	3.4%
Others (each less than 3.0%)	4.8%

99.4%
Other Assets & Liabilities, Net	0.6%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF MAIN STREET CORE FUND

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2015:

		Total Value at September 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$19,869,144	$19,869,144	$—	$—
	Consumer Staples	20,911,599	16,938,285	3,973,314	—
	Energy	12,369,326	12,369,326	—	—
	Financials	35,274,284	35,274,284	—	—
	Health Care	28,212,150	28,212,150	—	—
	Industrials	22,546,709	22,546,709	—	—
	Information Technology	36,113,120	36,113,120	—	—
	Materials	3,248,654	3,248,654	—	—
	Telecommunication Services	3,153,170	3,153,170	—	—
	Utilities	6,455,783	6,455,783	—	—

		188,153,939	184,180,625	3,973,314	—

	Short-Term Investment	2,959,752	2,959,752	—	—

	Total	$191,113,691	$187,140,377	$3,973,314	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF MID-CAP EQUITY FUND

Schedule of Investments

September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.0%

Consumer Discretionary - 19.5%

American Eagle Outfitters Inc	88,820	$1,388,257
Big Lots Inc	29,517	1,414,455
Chipotle Mexican Grill Inc *	354	254,968
Cracker Barrel Old Country Store Inc	4,520	665,706
Darden Restaurants Inc	23,113	1,584,165
Dollar Tree Inc *	9,802	653,401
DR Horton Inc	45,001	1,321,229
DSW Inc ‘A’	37,883	958,819
Expedia Inc	9,293	1,093,600
Hanesbrands Inc	22,499	651,121
Harman International Industries Inc	12,792	1,227,904
Lear Corp	17,105	1,860,682
lululemon athletica Inc *	19,814	1,003,579
NVR Inc *	496	756,509
O’Reilly Automotive Inc *	6,906	1,726,500
Panera Bread Co ‘A’ *	5,652	1,093,153
PulteGroup Inc	82,289	1,552,793
PVH Corp	11,290	1,150,903
Ross Stores Inc	17,554	850,842
Royal Caribbean Cruises Ltd	34,590	3,081,623
Sally Beauty Holdings Inc *	27,745	658,944
Texas Roadhouse Inc	61,537	2,289,176
The Priceline Group Inc *	545	674,089
Thor Industries Inc	28,836	1,493,705
Tractor Supply Co	19,156	1,615,234
Ulta Salon Cosmetics & Fragrance Inc *	13,188	2,154,260

		33,175,617

Consumer Staples - 8.9%

Casey’s General Stores Inc	17,154	1,765,490
ConAgra Foods Inc	61,838	2,505,057
Hormel Foods Corp	20,282	1,284,053
Molson Coors Brewing Co ‘B’	13,853	1,150,076
Monster Beverage Corp *	11,817	1,596,949
The Hain Celestial Group Inc *	18,007	929,161
The JM Smucker Co	11,856	1,352,651
The Kroger Co	54,224	1,955,860
Tyson Foods Inc ‘A’	60,660	2,614,446

		15,153,743

Energy - 3.0%

Diamondback Energy Inc *	9,474	612,020
Energen Corp	22,998	1,146,680
Gulfport Energy Corp *	40,599	1,204,978
Oceaneering International Inc	21,187	832,225
Pioneer Natural Resources Co	9,887	1,202,655

		4,998,558

Financials - 23.6%

Affiliated Managers Group Inc *	12,602	2,154,816
Arch Capital Group Ltd *	36,801	2,703,769
Axis Capital Holdings Ltd	20,665	1,110,124
BankUnited Inc	63,631	2,274,808
CBOE Holdings Inc	24,270	1,628,032
Host Hotels & Resorts Inc REIT	55,993	885,249
KeyCorp	203,895	2,652,674
Lincoln National Corp	50,813	2,411,585
National Retail Properties Inc REIT	62,510	2,267,238
Omega Healthcare Investors Inc REIT	68,925	2,422,714
Outfront Media Inc REIT	77,404	1,610,003
Public Storage REIT	15,318	3,241,748
Senior Housing Properties Trust REIT	193,179	3,129,500
Signature Bank *	15,207	2,091,875
SunTrust Banks Inc	47,054	1,799,345
T Rowe Price Group Inc	28,692	1,994,094
The Hartford Financial Services Group Inc	72,637	3,325,322

	Shares	Value
White Mountains Insurance Group Ltd	2,272	$1,697,866
Zions Bancorp	27,945	769,605

		40,170,367

Health Care - 9.9%

ABIOMED Inc *	10,925	1,013,403
AmerisourceBergen Corp	6,955	660,655
Amsurg Corp *	16,826	1,307,548
BioMarin Pharmaceutical Inc *	3,398	357,877
Centene Corp *	10,548	572,018
Cigna Corp	4,835	652,822
DaVita HealthCare Partners Inc *	16,924	1,224,113
Edwards Lifesciences Corp *	11,745	1,669,787
Health Net Inc *	17,414	1,048,671
Humana Inc	5,609	1,004,011
Incyte Corp *	5,971	658,780
Isis Pharmaceuticals Inc *	8,885	359,132
Medivation Inc *	11,913	506,303
Molina Healthcare Inc *	8,877	611,181
PAREXEL International Corp *	19,081	1,181,496
PerkinElmer Inc	22,811	1,048,394
Perrigo Co PLC	2,589	407,172
St Jude Medical Inc	23,412	1,477,063
Universal Health Services Inc ‘B’	4,587	572,503
Vertex Pharmaceuticals Inc *	4,453	463,735

		16,796,664

Industrials - 9.3%

Acuity Brands Inc	12,678	2,226,003
AMERCO	3,025	1,190,247
BWX Technologies Inc	93,917	2,475,652
Hexcel Corp	16,846	755,711
Huntington Ingalls Industries Inc	12,574	1,347,304
JetBlue Airways Corp *	8,963	230,977
Kirby Corp *	8,288	513,442
ManpowerGroup Inc	11,959	979,323
Southwest Airlines Co	47,715	1,815,079
Textron Inc	18,240	686,554
The Timken Co	4,677	128,571
Trinity Industries Inc	7,287	165,196
United Rentals Inc *	19,298	1,158,845
Verisk Analytics Inc *	28,811	2,129,421

		15,802,325

Information Technology - 13.4%

Activision Blizzard Inc	47,451	1,465,761
Avago Technologies Ltd (Singapore)	5,406	675,804
Avnet Inc	15,807	674,643
Computer Sciences Corp	82,177	5,044,024
DST Systems Inc	23,135	2,432,414
Fidelity National Information Services Inc	15,071	1,010,963
Harris Corp	23,138	1,692,545
HomeAway Inc *	10,169	269,885
IAC/InterActiveCorp	12,013	784,089
Micron Technology Inc *	55,017	824,155
NVIDIA Corp	61,820	1,523,863
NXP Semiconductor NV (Netherlands) *	10,215	889,420
Palo Alto Networks Inc *	13,265	2,281,580
Science Applications International Corp	35,249	1,417,362
Skyworks Solutions Inc	12,051	1,014,815
Take-Two Interactive Software Inc *	27,715	796,252

		22,797,575

Materials - 2.3%

Agnico Eagle Mines Ltd (Canada)	45,742	1,158,187
CF Industries Holdings Inc	11,321	508,313
Louisiana-Pacific Corp *	42,638	607,165
Martin Marietta Materials Inc	7,188	1,092,217
Vulcan Materials Co	5,257	468,924

		3,834,806

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF MID-CAP EQUITY FUND

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Shares	Value
Utilities - 7.1%

Atmos Energy Corp	118,049	$6,868,091
DTE Energy Co	35,006	2,813,432
Xcel Energy Inc	65,792	2,329,695

		12,011,218

Total Common Stocks (Cost $156,136,763)		164,740,873

SHORT-TERM INVESTMENT - 2.7%

Money Market Fund - 2.7%

BlackRock Liquidity Funds T-Fund Portfolio	4,660,264	4,660,264

Total Short-Term Investment (Cost $4,660,264)		4,660,264

TOTAL INVESTMENTS - 99.7% (Cost $160,797,027)		169,401,137

OTHER ASSETS & LIABILITIES, NET - 0.3%		527,394

NET ASSETS - 100.0%		$169,928,531

Notes to Schedule of Investments

(a)	As of September 30, 2015, the fund’s composition as a percentage of net assets was as follows:

Financials	23.6%
Consumer Discretionary	19.5%
Information Technology	13.4%
Health Care	9.9%
Industrials	9.3%
Consumer Staples	8.9%
Utilities	7.1%
Energy	3.0%
Others (each less than 3.0%)	5.0%

99.7%
Other Assets & Liabilities, Net	0.3%

100.0%

(b)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2015:

		Total Value at September 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$164,740,873	$164,740,873	$—	$—
	Short-Term Investment	4,660,264	4,660,264	—	—

	Total	$169,401,137	$169,401,137	$—	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF MID-CAP GROWTH FUND

Schedule of Investments

September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.9%

Consumer Discretionary - 21.0%

Bed Bath & Beyond Inc *	16,139	$920,246
BorgWarner Inc	21,177	880,751
Burberry Group PLC (United Kingdom)	31,286	649,302
DR Horton Inc	17,259	506,724
DSW Inc ‘A’	27,080	685,395
Dunkin’ Brands Group Inc	24,585	1,204,665
Kate Spade & Co *	25,782	492,694
Mattel Inc	38,071	801,775
Polaris Industries Inc	9,595	1,150,153
PulteGroup Inc	26,317	496,602
Ralph Lauren Corp	8,035	949,416
Tiffany & Co	10,273	793,281
Tractor Supply Co	5,289	445,968
TripAdvisor Inc *	9,024	568,692
Under Armour Inc ‘A’ *	5,493	531,613
Urban Outfitters Inc *	29,536	867,768
Williams-Sonoma Inc	5,433	414,810

		12,359,855

Consumer Staples - 6.6%

Blue Buffalo Pet Products Inc *	21,055	377,095
Brown-Forman Corp ‘B’	5,468	529,849
Mead Johnson Nutrition Co	16,218	1,141,747
The Hain Celestial Group Inc *	20,523	1,058,987
Whole Foods Market Inc	24,218	766,500

		3,874,178

Energy - 4.1%

Cabot Oil & Gas Corp	24,499	535,548
Cimarex Energy Co	5,074	519,984
Continental Resources Inc *	23,780	688,907
Noble Energy Inc	16,064	484,812
Oasis Petroleum Inc *	21,150	183,582

		2,412,833

Financials - 11.6%

CME Group Inc ‘A’	15,781	1,463,530
First Republic Bank	20,991	1,317,605
Northern Trust Corp	23,501	1,601,828
Oaktree Capital Group LLC	10,904	539,748
Signature Bank *	10,438	1,435,851
UMB Financial Corp	8,817	447,992

		6,806,554

Health Care - 18.4%

Acadia Healthcare Co Inc *	8,579	568,530
ACADIA Pharmaceuticals Inc *	13,257	438,409
Align Technology Inc *	15,446	876,715
Alkermes PLC *	19,241	1,128,869
BioMarin Pharmaceutical Inc *	8,422	887,005
Cerner Corp *	12,147	728,334
Diplomat Pharmacy Inc *	9,019	259,116
Henry Schein Inc *	7,106	943,108
Incyte Corp *	4,945	545,582
Intuitive Surgical Inc *	3,552	1,632,428
Laboratory Corp of America Holdings *	7,824	848,669
Medivation Inc *	13,035	553,988
Zoetis Inc	34,087	1,403,703

		10,814,456

Industrials - 14.9%

Expeditors International of Washington Inc	24,906	1,171,827
Fastenal Co	33,796	1,237,272
Flowserve Corp	14,003	576,083
Fortune Brands Home & Security Inc	31,072	1,474,988
Generac Holdings Inc *	9,990	300,599

	Shares	Value
JB Hunt Transport Services Inc	8,178	$583,909
Stericycle Inc *	5,367	747,677
Towers Watson & Co ‘A’	10,324	1,211,831
Verisk Analytics Inc *	15,940	1,178,125
Woodward Inc	6,994	284,656

		8,766,967

Information Technology - 19.6%

Alliance Data Systems Corp *	4,170	1,079,947
ANSYS Inc *	10,391	915,863
CoStar Group Inc *	6,942	1,201,383
Electronic Arts Inc *	23,632	1,601,068
F5 Networks Inc *	6,332	733,246
GrubHub Inc *	23,813	579,608
Microchip Technology Inc	33,451	1,441,404
Pandora Media Inc *	76,154	1,625,126
SanDisk Corp	14,200	771,486
ServiceNow Inc *	13,052	906,461
Teradata Corp *	24,474	708,767

		11,564,359

Materials - 2.7%

The Scotts Miracle-Gro Co ‘A’	11,343	689,881
The Valspar Corp	12,640	908,563

		1,598,444

Total Common Stocks (Cost $58,442,952)		58,197,646

SHORT-TERM INVESTMENT - 1.2%

Money Market Fund - 1.2%

BlackRock Liquidity Funds T-Fund Portfolio	703,726	703,726

Total Short-Term Investment (Cost $703,726)		703,726

TOTAL INVESTMENTS - 100.1% (Cost $59,146,678)		58,901,372

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(74,417)

NET ASSETS - 100.0%		$58,826,955

Notes to Schedule of Investments

(a)	As of September 30, 2015, the fund’s composition as a percentage of net assets was as follows:

Consumer Discretionary	21.0%
Information Technology	19.6%
Health Care	18.4%
Industrials	14.9%
Financials	11.6%
Consumer Staples	6.6%
Energy	4.1%
Others (each less than 3.0%)	3.9%

	100.1%
Other Assets & Liabilities, Net	(0.1%	)

	100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF MID-CAP GROWTH FUND

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

(b)	Transactions in written options for the six-month period ended September 30, 2015 were as follows:

	Number of Contracts	Premium
Outstanding, March 31, 2015	188	$33,954
Call Options Written	184	17,211
Put Options Written	613	471,690
Put Options Closed	(555)	(347,861)
Call Options Expired	(142)	(13,326)
Put Options Expired	(149)	(17,023)
Call Options Exercised	(91)	(9,765)

Outstanding, September 30, 2015	48	$134,880

(c)	Premium received and value of written options outstanding as of September 30, 2015 were as follows:

Options on Securities

Description	Exercise Price	Expiration Date	Counter- party	Number of Contracts	Premium	Value
Put - Pacira Pharmaceuticals Inc	$85.00	11/20/15	GSC	48	$134,880	($215,280)

(d)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2015:

		Total Value at September 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$12,359,855	$11,710,553	$649,302	$—
	Consumer Staples	3,874,178	3,874,178	—	—
	Energy	2,412,833	2,412,833	—	—
	Financials	6,806,554	6,806,554	—	—
	Health Care	10,814,456	10,814,456	—	—
	Industrials	8,766,967	8,766,967	—	—
	Information Technology	11,564,359	11,564,359	—	—
	Materials	1,598,444	1,598,444	—	—

		58,197,646	57,548,344	649,302	—

	Short-Term Investment	703,726	703,726	—	—

	Total Assets	58,901,372	58,252,070	649,302	—

Liabilities	Derivatives:
	Equity Contracts
	Written Options	(215,280)	—	(215,280)	—

	Total Liabilities	(215,280)	—	(215,280)	—

	Total	$58,686,092	$58,252,070	$434,022	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF MID-CAP VALUE FUND

Schedule of Investments

September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.1%

Consumer Discretionary - 8.6%

Brunswick Corp	40,846	$1,956,115
CBS Corp ‘B’	16,150	644,385
Expedia Inc	30,573	3,597,831
Foot Locker Inc	16,716	1,203,051
H&R Block Inc	57,979	2,098,840
Harley-Davidson Inc	19,402	1,065,170
Lear Corp	31,053	3,377,945
Macy’s Inc	14,123	724,792
Newell Rubbermaid Inc	89,861	3,568,380
Omnicom Group Inc	30,831	2,031,763
Tenneco Inc *	26,289	1,176,959

		21,445,231

Consumer Staples - 2.2%

Coca-Cola Enterprises Inc	26,550	1,283,693
Constellation Brands Inc ‘A’	23,134	2,896,608
Tyson Foods Inc ‘A’	27,607	1,189,862

		5,370,163

Energy - 5.0%

Diamondback Energy Inc *	31,935	2,063,001
Energen Corp	49,016	2,443,938
EQT Corp	20,423	1,322,798
Kosmos Energy Ltd *	72,000	401,760
Marathon Petroleum Corp	44,930	2,081,607
Parsley Energy Inc ‘A’ *	70,489	1,062,269
QEP Resources Inc	58,205	729,309
Rice Energy Inc *	37,783	610,573
RSP Permian Inc *	31,111	629,998
Western Refining Inc	25,529	1,126,339

		12,471,592

Financials - 32.6%

Alleghany Corp *	5,105	2,389,702
Ally Financial Inc *	80,833	1,647,377
American Assets Trust Inc REIT	23,487	959,679
American Homes 4 Rent ‘A’ REIT	75,565	1,215,085
Aon PLC	35,740	3,166,921
BB&T Corp	88,000	3,132,800
Boston Properties Inc REIT	32,676	3,868,838
Discover Financial Services	54,121	2,813,751
Douglas Emmett Inc REIT	42,888	1,231,743
East West Bancorp Inc	64,332	2,471,635
Equity Residential REIT	46,973	3,528,612
Essex Property Trust Inc REIT	10,213	2,281,788
Fifth Third Bancorp	179,721	3,398,524
Huntington Bancshares Inc	260,390	2,760,134
Kilroy Realty Corp REIT	20,423	1,330,763
Kimco Realty Corp REIT	98,570	2,408,065
LaSalle Hotel Properties REIT	23,945	679,799
Loews Corp	36,761	1,328,543
Marsh & McLennan Cos Inc	50,036	2,612,880
McGraw Hill Financial Inc	17,360	1,501,640
Moody’s Corp	12,254	1,203,343
Navient Corp	88,839	998,550
Raymond James Financial Inc	72,501	3,598,225
Regency Centers Corp REIT	46,055	2,862,318
Reinsurance Group of America Inc	20,459	1,853,381
SEI Investments Co	42,888	2,068,488
SL Green Realty Corp REIT	25,529	2,761,217
SLM Corp *	107,218	793,413
State Street Corp	24,507	1,647,115
SunTrust Banks Inc	65,353	2,499,099
Symetra Financial Corp	50,784	1,606,806
TD Ameritrade Holding Corp	136,832	4,356,731
The Allstate Corp	17,262	1,005,339

	Shares	Value
The Charles Schwab Corp	43,000	$1,228,080
The Macerich Co REIT	6,713	515,693
Torchmark Corp	33,906	1,912,298
Unum Group	76,888	2,466,567
WR Berkley Corp	26,550	1,443,524
XL Group PLC (Ireland)	52,079	1,891,509

		81,439,975

Health Care - 6.3%

Becton Dickinson and Co	11,232	1,490,037
Boston Scientific Corp *	118,696	1,947,801
Bruker Corp *	45,951	754,975
Cardinal Health Inc	36,737	2,822,136
DaVita HealthCare Partners Inc *	12,255	886,404
ICON PLC	34,719	2,464,007
Laboratory Corp of America Holdings *	15,318	1,661,543
St Jude Medical Inc	26,155	1,650,119
Zimmer Biomet Holdings Inc	20,983	1,970,933

		15,647,955

Industrials - 14.4%

Carlisle Cos Inc	16,339	1,427,702
Curtiss-Wright Corp	18,000	1,123,560
Delta Air Lines Inc	22,067	990,146
Equifax Inc	34,719	3,373,992
Fluor Corp	21,444	908,153
Hubbell Inc ‘B’	9,192	780,860
Huntington Ingalls Industries Inc	25,000	2,678,750
Ingersoll-Rand PLC	33,698	1,710,847
ManpowerGroup Inc	31,656	2,592,310
Masco Corp	109,261	2,751,192
Parker-Hannifin Corp	15,380	1,496,474
Raytheon Co	12,254	1,338,872
Robert Half International Inc	89,861	4,597,289
Stanley Black & Decker Inc	23,742	2,302,499
Textron Inc	42,285	1,591,607
The Timken Co	25,352	696,926
Towers Watson & Co ‘A’	26,550	3,116,439
WABCO Holdings Inc *	11,232	1,177,451
WESCO International Inc *	29,614	1,376,163

		36,031,232

Information Technology - 17.0%

Activision Blizzard Inc	165,424	5,109,947
Alliance Data Systems Corp *	7,149	1,851,448
Amdocs Ltd	77,607	4,414,286
Arrow Electronics Inc *	35,740	1,975,707
Avago Technologies Ltd (Singapore)	19,298	2,412,443
Avnet Inc	44,930	1,917,612
Brocade Communications Systems Inc	54,794	568,762
Fidelity National Information Services Inc	41,866	2,808,371
Flextronics International Ltd *	90,881	957,886
Global Payments Inc	12,101	1,388,348
Harris Corp	33,583	2,456,596
IAC/InterActiveCorp	10,213	666,603
Jabil Circuit Inc	94,966	2,124,389
Microsemi Corp *	47,994	1,575,163
NetEase Inc ADR (China)	12,254	1,471,950
NXP Semiconductors NV * (Netherlands)	16,216	1,411,927
ON Semiconductor Corp *	74,542	700,695
Seagate Technology PLC	21,003	940,934
TE Connectivity Ltd (Switzerland)	21,444	1,284,281
Total System Services Inc	39,824	1,809,204
Western Digital Corp	58,205	4,623,805

		42,470,357

Materials - 5.5%

Avery Dennison Corp	24,846	1,405,538
Crown Holdings Inc *	66,374	3,036,611

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF MID-CAP VALUE FUND

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Shares	Value
Graphic Packaging Holding Co	313,491	$4,009,550
International Paper Co	28,592	1,080,492
Packaging Corp of America	17,343	1,043,355
PolyOne Corp	26,550	778,977
The Valspar Corp	32,676	2,348,751

		13,703,274

Utilities - 6.5%

AES Corp	100,927	988,075
Alliant Energy Corp	35,740	2,090,433
Ameren Corp	32,676	1,381,216
American Electric Power Co Inc	57,184	3,251,482
Edison International	51,058	3,220,228
FirstEnergy Corp	24,507	767,314
Great Plains Energy Inc	64,332	1,738,251
PG&E Corp	23,487	1,240,114
Westar Energy Inc	37,782	1,452,340

		16,129,453

Total Common Stocks (Cost $262,614,588)		244,709,232

SHORT-TERM INVESTMENT - 1.5%

Money Market Fund - 1.5%

BlackRock Liquidity Funds T-Fund Portfolio	3,867,841	3,867,841

Total Short-Term Investment (Cost $3,867,841)		3,867,841

TOTAL INVESTMENTS - 99.6% (Cost $266,482,429)		248,577,073

OTHER ASSETS & LIABILITIES, NET - 0.4%		994,397

NET ASSETS - 100.0%		$249,571,470

Notes to Schedule of Investments

(a)	As of September 30, 2015, the fund’s composition as a percentage of net assets was as follows:

Financials	32.6%
Information Technology	17.0%
Industrials	14.4%
Consumer Discretionary	8.6%
Utilities	6.5%
Health Care	6.3%
Materials	5.5%
Energy	5.0%
Others (each less than 3.0%)	3.7%

99.6%
Other Assets & Liabilities, Net	0.4%

100.0%

(b)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2015:

		Total Value at September 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$244,709,232	$244,709,232	$—	$—
	Short-Term Investment	3,867,841	3,867,841	—	—

	Total	$248,577,073	$248,577,073	$—	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF SMALL-CAP GROWTH FUND

Schedule of Investments

September 30, 2015 (Unaudited)

	Shares	Value
WARRANTS - 0.0%

Health Care - 0.0%

Neuralstem Inc Exercise @ $3.64 Exp 01/02/19 *	15,525	$3,322

Total Warrants (Cost $0)		3,322

COMMON STOCKS - 95.1%

Consumer Discretionary - 22.8%

2U Inc *	28,052	1,007,067
Asbury Automotive Group Inc *	6,143	498,504
BJ’s Restaurants Inc *	9,052	389,508
Bright Horizons Family Solutions Inc *	8,176	525,226
Brunswick Corp	5,114	244,909
Buffalo Wild Wings Inc *	5,676	1,097,909
Dunkin’ Brands Group Inc	6,002	294,098
Etsy Inc *	16,602	227,281
G-III Apparel Group Ltd *	9,550	588,853
IMAX Corp *	16,000	540,640
Liberty TripAdvisor Holdings Inc ‘A’ *	7,640	169,379
Monro Muffler Brake Inc	1,979	133,681
Panera Bread Co ‘A’ *	4,217	815,610
Pool Corp	5,334	385,648
Rentrak Corp *	6,089	329,232
Restoration Hardware Holdings Inc *	8,449	788,376
Skechers U.S.A. Inc ‘A’ *	3,445	461,906
Steven Madden Ltd *	13,173	482,395
Tempur Sealy International Inc *	8,691	620,798
The Habit Restaurants Inc ‘A’ *	4,819	103,175
Wayfair Inc ‘A’ *	18,573	651,169
Zoe’s Kitchen Inc *	12,194	481,541

		10,836,905

Consumer Staples - 3.0%

Blue Buffalo Pet Products Inc *	12,142	217,463
Calavo Growers Inc	5,716	255,162
Casey’s General Stores Inc	7,062	726,821
Snyder’s-Lance Inc	926	31,234
The Hain Celestial Group Inc *	4,189	216,152

		1,446,832

Energy - 0.2%

GasLog Ltd (Monaco)	12,274	118,076

Financials - 8.3%

Bofi Holding Inc *	1,872	241,170
CBOE Holdings Inc	8,187	549,184
Essent Group Ltd *	17,528	435,571
Evercore Partners Inc ‘A’	8,084	406,140
MarketAxess Holdings Inc	9,088	844,093
PrivateBancorp Inc	8,831	338,492
Stifel Financial Corp *	2,738	115,270
SVB Financial Group *	2,041	235,817
Western Alliance Bancorp *	13,693	420,512
WisdomTree Investments Inc	21,587	348,198

		3,934,447

Health Care - 23.5%

ABIOMED Inc *	7,716	715,736
ACADIA Pharmaceuticals Inc *	7,875	260,426
Agios Pharmaceuticals Inc *	536	37,836
Align Technology Inc *	1,861	105,630
Amicus Therapeutics Inc *	27,238	381,060
Anacor Pharmaceuticals Inc *	2,237	263,317

	Shares	Value
Bluebird Bio Inc *	1,221	$104,457
Blueprint Medicines Corp *	4,162	88,817
Celldex Therapeutics Inc *	3,617	38,123
Cepheid *	7,389	333,983
Chimerix Inc *	6,462	246,848
Clovis Oncology Inc *	2,621	241,027
DexCom Inc *	4,100	352,026
Diplomat Pharmacy Inc *	6,574	188,871
Dyax Corp *	12,246	233,776
Endologix Inc *	5,994	73,486
Evolent Health Inc ‘A’ *	25,721	410,507
Foundation Medicine Inc *	5,392	99,482
Glaukos Corp *	4,581	110,814
Global Blood Therapeutics Inc *	1,129	47,599
HealthEquity Inc *	13,532	399,871
Intersect ENT Inc *	9,137	213,806
Juno Therapeutics Inc *	2,988	121,582
Lannett Co Inc *	2,573	106,831
LDR Holding Corp *	13,027	449,822
Medidata Solutions Inc *	10,447	439,923
Molina Healthcare Inc *	4,962	341,634
Neurocrine Biosciences Inc *	5,992	238,422
Nevro Corp *	2,815	130,588
Ophthotech Corp *	1,146	46,436
Penumbra Inc *	2,123	85,132
Press Ganey Holdings Inc *	14,238	421,302
Prestige Brands Holdings Inc *	16,311	736,605
Sage Therapeutics Inc *	2,571	108,805
Seres Therapeutics Inc *	1,251	37,080
Spark Therapeutics Inc *	6,179	257,850
Team Health Holdings Inc *	13,093	707,415
TESARO Inc *	5,984	239,958
Ultragenyx Pharmaceutical Inc *	2,599	250,310
Veeva Systems Inc ‘A’ *	16,890	395,395
WellCare Health Plans Inc *	4,025	346,875
Zeltiq Aesthetics Inc *	23,494	752,513

		11,161,976

Industrials - 7.5%

Apogee Enterprises Inc	5,291	236,243
Astronics Corp *	4,015	162,326
Builders FirstSource Inc *	42,903	544,010
Healthcare Services Group Inc	1,042	35,115
Hexcel Corp	8,279	371,396
Knight Transportation Inc	16,864	404,736
Proto Labs Inc *	6,960	466,320
RBC Bearings Inc *	5,224	312,030
The Advisory Board Co *	4,598	209,393
US Ecology Inc	10,386	453,349
USG Corp *	14,228	378,749

		3,573,667

Information Technology - 29.8%

Ambarella Inc *	695	40,164
Arista Networks Inc *	3,835	234,664
Benefitfocus Inc *	16,978	530,563
Callidus Software Inc *	9,929	168,694
Cavium Inc *	9,266	568,654
Cimpress NV (Netherlands) *	2,210	168,203
Cirrus Logic Inc *	11,160	351,652
comScore Inc *	8,156	376,399
Cornerstone OnDemand Inc *	12,307	406,131
Criteo SA ADR (France) *	15,250	572,485
CyberArk Software Ltd (Israel) *	7,370	369,532
Demandware Inc *	4,685	242,121
EPAM Systems Inc *	7,902	588,857
FireEye Inc *	7,137	227,099
FleetMatics Group PLC *	2,994	146,976
Glu Mobile Inc *	73,814	322,567
Gogo Inc *	26,330	402,322

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF SMALL-CAP GROWTH FUND

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Shares	Value
GrubHub Inc *	4,586	$111,623
HomeAway Inc *	8,875	235,543
Infinera Corp *	28,373	554,976
Manhattan Associates Inc *	8,625	537,338
Materialise NV ADR (Belgium) *	9,293	71,463
MAXIMUS Inc	8,234	490,417
New Relic Inc *	3,843	146,457
Nimble Storage Inc *	20,958	505,507
Pandora Media Inc *	24,245	517,388
Paycom Software Inc *	16,981	609,788
Paylocity Holdings Corp *	16,893	506,621
Proofpoint Inc *	8,780	529,610
Qlik Technologies Inc *	3,190	116,276
Rambus Inc *	18,651	220,082
Shopify Inc ‘A’ (Canada) *	8,783	309,162
SunPower Corp *	6,223	124,709
Synaptics Inc *	1,677	138,285
Synchronoss Technologies Inc *	6,620	217,136
Tableau Software Inc ‘A’ *	1,716	136,903
Tessera Technologies Inc	5,429	175,954
The Ultimate Software Group Inc *	5,476	980,259
Tyler Technologies Inc *	3,912	584,101
Virtusa Corp *	8,109	416,073
Zendesk Inc *	12,011	236,737

		14,189,491

Total Common Stocks (Cost $42,657,149)		45,261,394

SHORT-TERM INVESTMENT - 5.1%

Money Market Fund - 5.1%

BlackRock Liquidity Funds T-Fund Portfolio	2,459,192	2,459,192

Total Short-Term Investment (Cost $2,459,192)		2,459,192

TOTAL INVESTMENTS - 100.2% (Cost $45,116,341)		47,723,908

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(116,657)

NET ASSETS - 100.0%		$47,607,251

Notes to Schedule of Investments

(a)	As of September 30, 2015, the fund’s composition as a percentage of net assets was as follows:

Information Technology	29.8%
Health Care	23.5%
Consumer Discretionary	22.8%
Financials	8.3%
Industrials	7.5%
Short-Term Investment	5.1%
Consumer Staples	3.0%
Others (each less than 3.0%)	0.2%

	100.2%
Other Assets & Liabilities, Net	(0.2%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2015:

		Total Value at September 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Assets	Warrants (1)	$3,322	$—	$3,322	$—
	Common Stocks (1)	45,261,394	45,261,394	—	—
	Short-Term Investment	2,459,192	2,459,192	—	—

	Total	$47,723,908	$47,720,586	$3,322	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF SMALL-CAP VALUE FUND

Schedule of Investments

September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.7%

Consumer Discretionary - 17.3%

Big Lots Inc	61,400	$2,942,288
Bloomin’ Brands Inc	124,450	2,262,501
Cable One Inc *	3,120	1,308,590
Caleres Inc	49,990	1,526,195
Citi Trends Inc	115,370	2,697,351
Crocs Inc *	175,060	2,262,650
Dana Holding Corp	134,120	2,129,826
Ethan Allen Interiors Inc	55,130	1,455,983
GameStop Corp ‘A’	38,450	1,584,525
Helen of Troy Ltd *	20,720	1,850,296
MarineMax Inc *	80,000	1,130,400
Meritage Homes Corp *	53,840	1,966,237
Murphy USA Inc *	29,680	1,630,916
Office Depot Inc *	217,110	1,393,846
Pier 1 Imports Inc	154,720	1,067,568
Scholastic Corp	57,400	2,236,304
Tenneco Inc *	25,730	1,151,932
The Children’s Place Inc	40,270	2,322,371

		32,919,779

Consumer Staples - 2.8%

Cott Corp (Canada)	238,000	2,577,540
Dean Foods Co	79,860	1,319,287
SpartanNash Co	55,400	1,432,090

		5,328,917

Energy - 3.0%

Noble Energy Inc l	1	27
QEP Resources Inc	178,350	2,234,726
SM Energy Co	66,400	2,127,456
Synergy Resources Corp *	141,450	1,386,210

		5,748,419

Financials - 29.3%

1st Source Corp	49,599	1,527,649
Aspen Insurance Holdings Ltd (Bermuda)	52,820	2,454,545
Associated Banc-Corp	119,760	2,152,087
CNO Financial Group Inc	153,350	2,884,513
Customers Bancorp Inc *	82,386	2,117,320
Essent Group Ltd *	76,540	1,902,019
First American Financial Corp	83,280	3,253,750
First Commonwealth Financial Corp	150,200	1,365,318
First Niagara Financial Group Inc	212,670	2,171,361
FirstMerit Corp	123,050	2,174,294
Fulton Financial Corp	143,190	1,732,599
Gramercy Property Trust Inc REIT	105,590	2,193,104
HomeStreet Inc *	83,190	1,921,689
Independent Bank Group Inc	34,630	1,330,831
LTC Properties Inc REIT	49,810	2,125,393
National Storage Affiliates Trust REIT	125,780	1,704,319
Ramco-Gershenson Properties Trust REIT	111,550	1,674,366
STAG Industrial Inc REIT	72,400	1,318,404
Sterling Bancorp	128,860	1,916,148
Summit Hotel Properties Inc REIT	110,530	1,289,885
Synovus Financial Corp	67,700	2,003,920
Texas Capital Bancshares Inc *	36,300	1,902,846
The Hanover Insurance Group Inc	30,820	2,394,714
Validus Holdings Ltd	55,510	2,501,836
Webster Financial Corp	75,920	2,705,030
Wilshire Bancorp Inc	178,520	1,876,245
WSFS Financial Corp	48,435	1,395,412
Zions Bancorp	69,870	1,924,220

		55,913,817

	Shares	Value
Health Care - 3.2%

LifePoint Health Inc *	30,390	$2,154,651
Molina Healthcare Inc *	23,050	1,586,992
WellCare Health Plans Inc *	27,270	2,350,129

		6,091,772

Industrials - 17.7%

AECOM *	87,149	2,397,461
Aegion Corp *	123,360	2,032,973
Air Transport Services Group Inc *	199,110	1,702,391
Columbus Mckinnon Corp	84,770	1,539,423
Con-way Inc	43,320	2,055,534
EMCOR Group Inc	62,480	2,764,740
General Cable Corp	65,700	781,830
Granite Construction Inc	73,460	2,179,558
Hawaiian Holdings Inc *	60,580	1,495,114
Mistras Group Inc *	116,400	1,495,740
MRC Global Inc *	150,030	1,672,835
Oshkosh Corp	52,380	1,902,965
Regal Beloit Corp	33,020	1,863,979
SkyWest Inc	185,960	3,101,813
Tutor Perini Corp *	27,214	447,942
Viad Corp	104,870	3,040,181
Wabash National Corp *	163,990	1,736,654
WESCO International Inc *	34,480	1,602,286

		33,813,419

Information Technology - 18.5%

Advanced Micro Devices Inc *	190,430	327,540
Avnet Inc	43,000	1,835,240
Booz Allen Hamilton Holding Corp	96,620	2,532,410
Celestica Inc (Canada) *	131,010	1,688,719
CSG Systems International Inc	92,060	2,835,448
Cypress Semiconductor Corp *	138,086	1,176,493
ExlService Holdings Inc *	65,590	2,422,239
Fairchild Semiconductor International Inc *	202,540	2,843,662
Finisar Corp *	146,960	1,635,665
FormFactor Inc *	305,260	2,069,663
Insight Enterprises Inc *	50,350	1,301,547
Mitel Networks Corp *	245,270	1,581,991
MKS Instruments Inc	57,350	1,922,945
Photronics Inc *	165,520	1,499,611
Polycom Inc *	129,640	1,358,627
SunEdison Semiconductor Ltd *	165,630	1,745,740
Sykes Enterprises Inc *	82,770	2,110,635
TTM Technologies Inc *	139,520	869,210
Unisys Corp *	93,140	1,108,366
Vishay Intertechnology Inc	240,970	2,334,999

		35,200,750

Materials - 1.9%

A Schulman Inc	65,970	2,142,046
Graphic Packaging Holding Co	116,950	1,495,790

		3,637,836

Utilities - 4.0%

PNM Resources Inc	103,990	2,916,920
Southwest Gas Corp	50,760	2,960,323
UGI Corp	50,665	1,764,155

		7,641,398

Total Common Stocks (Cost $193,331,323)		186,296,107

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF SMALL-CAP VALUE FUND

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT - 2.2%

Money Market Fund - 2.2%

BlackRock Liquidity Funds T-Fund Portfolio	4,222,249	$4,222,249

Total Short-Term Investment (Cost $4,222,249)		4,222,249

TOTAL INVESTMENTS - 99.9% (Cost $197,553,572)		190,518,356

OTHER ASSETS & LIABILITIES, NET - 0.1%		274,110

NET ASSETS - 100.0%		$190,792,466

Notes to Schedule of Investments

(a)	As of September 30, 2015, the fund’s composition as a percentage of net assets was as follows:

Financials	29.3%
Information Technology	18.5%
Industrials	17.7%
Consumer Discretionary	17.3%
Utilities	4.0%
Health Care	3.2%
Energy	3.0%
Others (each less than 3.0%)	6.9%

99.9%
Other Assets & Liabilities, Net	0.1%

100.0%

(b)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2015:

		Total Value at September 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$186,296,107	$186,296,107	$—	$—
	Short-Term Investment	4,222,249	4,222,249	—	—

	Total	$190,518,356	$190,518,356	$—	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF EMERGING MARKETS FUND

Schedule of Investments

September 30, 2015 (Unaudited)

	Shares	Value
WARRANTS - 0.0%

Malaysia - 0.0%

Genting Bhd Exercise @ MYR 7.96 Exp 12/18/18 *	137,750	$26,793

Total Warrants (Cost $64,905)		26,793

PREFERRED STOCKS - 2.8%

Brazil - 2.0%

Cia Brasileira de Distribuicao	86,000	1,081,372
Lojas Americanas SA	487,032	1,992,599

		3,073,971

Colombia - 0.7%

Banco Davivienda SA	63,927	496,459
Bancolombia SA ADR	16,890	543,858

		1,040,317

India - 0.1%

Zee Entertainment Enterprises Ltd	7,089,243	95,042

Total Preferred Stocks (Cost $6,001,653)		4,209,330

COMMON STOCKS - 91.7%

Argentina - 0.7%

MercadoLibre Inc	12,030	1,095,454

Brazil - 4.5%

B2W Cia Digital *	59,350	221,412
BM&FBovespa SA	549,816	1,525,533
Cyrela Brazil Realty SA Empreendimentos e Participacoes	150,000	315,551
Diagnosticos da America SA	105,500	240,831
Embraer SA ADR	67,630	1,729,975
Estacio Participacoes SA	226,000	794,663
Kroton Educacional SA	572,243	1,120,092
Natura Cosmeticos SA	7,400	36,305
Sul America SA	135,835	620,157

		6,604,519

Canada - 0.2%

First Quantum Minerals Ltd	66,387	243,261

China - 21.0%

Alibaba Group Holding Ltd ADR *	61,600	3,632,552
Baidu Inc ADR *	22,510	3,093,099
China Life Insurance Co Ltd ‘H’	382,000	1,333,406
China Lodging Group Ltd ADR *	8,002	194,689
China Oilfield Services Ltd ‘H’	356,000	358,981
China Pacific Insurance Group Co Ltd ‘H’	360,000	1,333,280
Ctrip.com International Ltd ADR *	39,100	2,470,338
Homeinns Hotel Group ADR *	33,260	955,892
JD.com Inc ADR *	119,124	3,104,371
New Oriental Education & Technology Group Inc ADR	73,800	1,491,498
PICC Property & Casualty Co Ltd ‘H’	444,000	870,620
Qunar Cayman Islands Ltd ADR *	20,500	616,435
Sinopharm Group Co Ltd ‘H’	553,400	1,946,583
SOHO China Ltd	901,500	351,219
Tencent Holdings Ltd	305,622	5,140,114

	Shares	Value
The People’s Insurance Co Group of China Ltd ‘H’	770,000	$377,307
Tingyi Cayman Islands Holding Corp	988,000	1,584,194
Tsingtao Brewery Co Ltd ‘H’	102,000	448,546
Want Want China Holdings Ltd	1,398,000	1,154,192
WuXi PharmaTech Cayman Inc ADR *	11,519	497,736

		30,955,052

Colombia - 2.0%

Almacenes Exito SA	77,571	333,114
Almacenes Exito SA GDR ~	53,400	231,099
Grupo Aval Acciones y Valores SA ADR	170,430	1,305,494
Grupo de Inversiones Suramericana SA	87,561	1,017,450

		2,887,157

Egypt - 0.6%

Commercial International Bank Egypt SAE	141,215	957,118

France - 2.3%

Casino Guichard Perrachon SA	2,310	123,020
Kering	8,330	1,363,435
LVMH Moet Hennessy Louis Vuitton SE	10,948	1,868,199

		3,354,654

Hong Kong - 6.9%

AIA Group Ltd	465,600	2,424,167
Galaxy Entertainment Group Ltd	247,000	634,325
Hang Lung Group Ltd	195,000	663,448
Hang Lung Properties Ltd	777,000	1,748,513
Hong Kong Exchanges and Clearing Ltd	70,712	1,627,068
Jardine Strategic Holdings Ltd	58,511	1,571,293
Melco Crown Entertainment Ltd ADR	106,330	1,463,101

		10,131,915

India - 17.1%

Ambuja Cements Ltd	126,709	398,217
Apollo Hospitals Enterprise Ltd	59,825	1,317,320
Asian Paints Ltd	21,854	280,870
Cipla Ltd	68,483	665,203
Dr Reddy’s Laboratories Ltd	35,912	2,278,647
Glenmark Pharmaceuticals Ltd	31,738	509,236
Housing Development Finance Corp Ltd	334,017	6,188,225
ICICI Bank Ltd ADR	228,340	1,913,489
Infosys Ltd	254,175	4,530,479
Kotak Mahindra Bank Ltd	47,266	467,736
Lupin Ltd	15,992	496,271
Sun Pharmaceutical Industries Ltd	74,768	991,799
Tata Consultancy Services Ltd	54,335	2,144,762
UltraTech Cement Ltd	19,213	784,114
Zee Entertainment Enterprises Ltd	381,504	2,287,653

		25,254,021

Indonesia - 1.9%

P.T. Astra International Tbk	4,694,000	1,681,146
P.T. Indocement Tunggal Prakarsa Tbk	508,500	574,356
P.T. Semen Indonesia Persero Tbk	791,500	491,313
P.T. Sumber Alfaria Trijaya Tbk	5,200	203

		2,747,018

Italy - 1.6%

Prada SPA	625,200	2,407,262

Luxembourg - 0.4%

Tenaris SA ADR	26,320	634,575

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF EMERGING MARKETS FUND

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Shares	Value
Malaysia - 1.6%

Genting Bhd	1,088,800	$1,803,048
Genting Malaysia Bhd	586,700	554,557

		2,357,605

Mexico - 6.8%

America Movil SAB de CV ‘L’ ADR	69,470	1,149,729
Fomento Economico Mexicano SAB de CV	196,371	1,755,675
Grupo Aeroportuario del Sureste SAB de CV ‘B’	42,226	644,372
Grupo Financiero Banorte SAB de CV ‘O’	496,934	2,437,504
Grupo Financiero Inbursa SAB de CV ‘O’	720,844	1,489,455
Grupo Televisa SAB ADR	68,120	1,772,482
Wal-Mart de Mexico SAB de CV	300,562	741,586

		9,990,803

Nigeria - 1.3%

Guaranty Trust Bank PLC	4,026,722	485,025
Nigerian Breweries PLC	1,126,984	831,368
Zenith Bank PLC	6,327,182	534,029

		1,850,422

Philippines - 2.9%

Jollibee Foods Corp	229,260	946,634
SM Investments Corp	91,615	1,748,344
SM Prime Holdings Inc	3,625,070	1,605,885

		4,300,863

Russia - 6.6%

Alrosa AO	1,044,693	926,999
Magnit PJSC (RTS) *	28,161	5,000,269
NOVATEK OAO GDR (LI) ~	39,352	3,649,961
Yandex NV ‘A’ *	21,410	229,729

		9,806,958

Singapore - 0.6%

Genting Singapore PLC	91,000	46,396
Global Logistic Properties Ltd	546,000	785,353

		831,749

South Africa - 1.0%

MTN Group Ltd	114,257	1,470,964

South Korea - 1.1%

NAVER Corp	3,734	1,621,850

Switzerland - 0.9%

Cie Financiere Richemont SA	9,734	758,354
Glencore PLC	365,665	509,553

		1,267,907

Taiwan - 2.2%

MediaTek Inc	45,000	335,817
Taiwan Semiconductor Manufacturing Co Ltd	747,995	2,984,878

		3,320,695

Thailand - 0.9%

Airports of Thailand PCL	49,200	380,912
CP ALL PCL	702,400	924,083

		1,304,995

Turkey - 2.0%

Anadolu Efes Biracilik Ve Malt Sanayii AS	111,065	784,408
BIM Birlesik Magazalar AS	46,995	833,632
Haci Omer Sabanci Holding AS	431,484	1,266,232

		2,884,272

	Shares	Value
United Arab Emirates - 1.5%

DP World Ltd	105,650	$2,249,798

United Kingdom - 2.3%

Old Mutual PLC	696,621	1,995,388
SABMiller PLC	25,131	1,424,080

		3,419,468

United States - 0.8%

Las Vegas Sands Corp	31,870	1,210,104

Total Common Stocks (Cost $137,077,660)		135,160,459

SHORT-TERM INVESTMENT - 5.6%

Money Market Fund - 5.6%

BlackRock Liquidity Funds T-Fund Portfolio	8,271,023	8,271,023

Total Short-Term Investment (Cost $8,271,023)		8,271,023

TOTAL INVESTMENTS - 100.1% (Cost $151,415,241)		147,667,605

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(208,660)

NET ASSETS - 100.0%		$147,458,945

Notes to Schedule of Investments

(a)	As of September 30, 2015, the fund’s composition as a percentage of net assets was as follows:

Financials	24.7%
Consumer Discretionary	21.8%
Information Technology	16.8%
Consumer Staples	11.7%
Health Care	6.0%
Industrials	5.7%
Short-Term Investment	5.6%
Energy	3.1%
Others (each less than 3.0%)	4.7%

	100.1%
Other Assets & Liabilities, Net	(0.1%	)

	100.0%

(b)	As of September 30, 2015, the fund’s composition by country of risk as a percentage of net assets was as follows:

China	21.0%
India	17.2%
Hong Kong	6.9%
Mexico	6.8%
Russia	6.6%
Brazil	6.5%
United States (Includes Short-Term Investment)	6.4%
Others (each less than 3.0%)	28.7%

	100.1%
Other Assets & Liabilities, Net	(0.1%	)

	100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF EMERGING MARKETS FUND

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2015:

		Total Value at September 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Warrants (1)	$26,793	$26,793	$—	$—
	Preferred Stocks (1)	4,209,330	4,209,330	—	—
	Common Stocks
	Argentina	1,095,454	1,095,454	—	—
	Brazil	6,604,519	6,604,519	—	—
	Canada	243,261	243,261	—	—
	China	30,955,052	16,056,610	14,898,442	—
	Colombia	2,887,157	2,656,058	231,099	—
	Egypt	957,118	957,118	—	—
	France	3,354,654	—	3,354,654	—
	Hong Kong	10,131,915	1,463,101	8,668,814	—
	India	25,254,021	1,913,489	23,340,532	—
	Indonesia	2,747,018	—	2,747,018	—
	Italy	2,407,262	—	2,407,262	—
	Luxembourg	634,575	634,575	—	—
	Malaysia	2,357,605	—	2,357,605	—
	Mexico	9,990,803	9,990,803	—	—
	Nigeria	1,850,422	—	1,850,422	—
	Philippines	4,300,863	—	4,300,863	—
	Russia	9,806,958	229,729	9,577,229	—
	Singapore	831,749	—	831,749	—
	South Africa	1,470,964	—	1,470,964	—
	South Korea	1,621,850	—	1,621,850	—
	Switzerland	1,267,907	—	1,267,907	—
	Taiwan	3,320,695	—	3,320,695	—
	Thailand	1,304,995	1,304,995	—	—
	Turkey	2,884,272	—	2,884,272	—
	United Arab Emirates	2,249,798	—	2,249,798	—
	United Kingdom	3,419,468	—	3,419,468	—
	United States	1,210,104	1,210,104	—	—

		135,160,459	44,359,816	90,800,643	—

	Short-Term Investment	8,271,023	8,271,023	—	—

	Total	$147,667,605	$56,866,962	$90,800,643	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF INTERNATIONAL LARGE-CAP FUND

Schedule of Investments

September 30, 2015 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.4%

Brazil - 0.4%

Itau Unibanco Holding SA ADR	176,619	$1,169,218

Total Preferred Stocks (Cost $1,880,928)		1,169,218

COMMON STOCKS - 98.6%

Australia - 0.4%

Orica Ltd	124,082	1,314,336

Belgium - 0.7%

KBC Groep NV	34,566	2,179,724

Canada - 4.2%

Canadian National Railway Co	105,078	5,964,227
Element Financial Corp *	120,236	1,641,589
Loblaw Cos Ltd	50,153	2,582,250
Suncor Energy Inc	83,683	2,238,026

		12,426,092

China - 0.4%

Alibaba Group Holding Ltd ADR *	19,139	1,128,627

Denmark - 0.5%

Carlsberg AS ‘B’	20,573	1,583,254

France - 13.6%

Air Liquide SA	54,106	6,411,519
Bureau Veritas SA	76,659	1,617,299
Danone SA	100,923	6,382,807
Dassault Systemes	26,541	1,959,604
Engie SA	211,184	3,419,803
Hermes International	1,943	707,399
L’Oreal SA	5,457	948,906
Legrand SA	45,758	2,432,783
LVMH Moet Hennessy Louis Vuitton SE	32,467	5,540,266
Pernod Ricard SA	57,844	5,840,876
Schneider Electric SE	91,141	5,111,117

		40,372,379

Germany - 11.2%

Bayer AG	84,845	10,843,951
Beiersdorf AG	62,816	5,558,175
Linde AG	33,066	5,356,211
Merck KGaA	29,372	2,600,337
MTU Aero Engines AG	14,153	1,182,139
ProSiebenSat.1 Media SE	56,775	2,780,276
SAP SE	76,553	4,952,730

		33,273,819

Hong Kong - 3.2%

AIA Group Ltd	1,137,662	5,923,287
Global Brands Group Holding Ltd *	5,352,639	1,113,538
Li & Fung Ltd	3,269,358	2,511,804

		9,548,629

India - 1.6%

Housing Development Finance Corp Ltd	175,129	3,244,559
Tata Consultancy Services Ltd	39,283	1,550,615

		4,795,174

	Shares	Value
Israel - 0.7%

Check Point Software Technologies Ltd *	25,522	$2,024,660

Japan - 12.4%

Denso Corp	142,000	6,020,043
FANUC Corp	18,300	2,821,296
Honda Motor Co Ltd	174,300	5,197,399
Hoya Corp	189,600	6,230,194
Inpex Corp	345,300	3,084,963
Japan Tobacco Inc	119,900	3,729,828
Kyocera Corp	70,400	3,230,482
Shin-Etsu Chemical Co Ltd	35,500	1,824,664
Terumo Corp	161,500	4,579,169

		36,718,038

Netherlands - 5.8%

Akzo Nobel NV	73,237	4,761,213
Heineken NV	21,380	1,730,480
ING Groep NV CVA	439,523	6,239,366
Randstad Holding NV	74,628	4,453,205

		17,184,264

Singapore - 1.8%

DBS Group Holdings Ltd	359,200	4,103,895
Singapore Telecommunications Ltd	494,462	1,254,303

		5,358,198

Spain - 1.3%

Amadeus IT Holding SA ‘A’	90,099	3,852,586

Sweden - 1.3%

Hennes & Mauritz AB ‘B’	105,746	3,866,449

Switzerland - 13.1%

Julius Baer Group Ltd	39,878	1,814,373
Kuehne + Nagel International AG	9,159	1,178,722
Nestle SA	142,000	10,693,523
Novartis AG	69,083	6,363,563
Roche Holding AG	38,435	10,160,446
Sonova Holding AG	13,038	1,681,328
UBS Group AG	374,481	6,939,552

		38,831,507

Taiwan - 2.6%

Hon Hai Precision Industry Co Ltd	533,031	1,394,255
Taiwan Semiconductor Manufacturing Co Ltd ADR	305,364	6,336,303

		7,730,558

United Kingdom - 20.8%

Barclays PLC	953,204	3,524,035
BG Group PLC	164,046	2,365,491
Compass Group PLC	559,775	8,936,833
Delphi Automotive PLC	29,826	2,267,969
Diageo PLC	223,155	6,005,190
HSBC Holdings PLC	664,361	5,025,737
Prudential PLC	145,151	3,068,564
Reckitt Benckiser Group PLC	74,306	6,744,817
Rio Tinto PLC	74,268	2,491,591
Rolls-Royce Holdings PLC *	290,521	2,983,178
Sky PLC	318,628	5,041,993
Smiths Group PLC	185,161	2,821,147
Standard Chartered PLC	196,616	1,911,475
WPP PLC	407,840	8,493,170

		61,681,190

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF INTERNATIONAL LARGE-CAP FUND

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Shares	Value
United States - 3.0%

Valeant Pharmaceuticals International Inc *	12,278	$2,190,150
Yum! Brands Inc	81,978	6,554,141

		8,744,291

Total Common Stocks (Cost $261,427,514)		292,613,775

SHORT-TERM INVESTMENT - 0.9%

Money Market Fund - 0.9%

BlackRock Liquidity Funds T-Fund Portfolio	2,833,960	2,833,960

Total Short-Term Investment (Cost $2,833,960)		2,833,960

TOTAL INVESTMENTS - 99.9% (Cost $266,142,402)		296,616,953

OTHER ASSETS & LIABILITIES, NET - 0.1%		206,851

NET ASSETS - 100.0%		$296,823,804

Notes to Schedule of Investments

(a)	As of September 30, 2015, the fund’s composition as a percentage of net assets was as follows:

Consumer Discretionary	19.9%
Consumer Staples	17.5%
Financials	15.8%
Health Care	15.0%
Industrials	10.3%
Information Technology	8.9%
Materials	7.4%
Others (each less than 3.0%)	5.1%

99.9%
Other Assets & Liabilities, Net	0.1%

100.0%

(b)	As of September 30, 2015, the fund’s composition by country of risk as a percentage of net assets was as follows:

United Kingdom	20.8%
France	13.6%
Switzerland	13.1%
Japan	12.4%
Germany	11.2%
Netherlands	5.8%
Canada	4.2%
United States (Includes Short-Term Investment)	3.9%
Hong Kong	3.2%
Others (each less than 3.0%)	11.7%

99.9%
Other Assets & Liabilities, Net	0.1%

100.0%

(c)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2015:

		Total Value at September 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks (1)	$1,169,218	$1,169,218	$—	$—
	Common Stocks
	Australia	1,314,336	—	1,314,336	—
	Belgium	2,179,724	—	2,179,724	—
	Canada	12,426,092	12,426,092	—	—
	China	1,128,627	1,128,627	—	—
	Denmark	1,583,254	—	1,583,254	—
	France	40,372,379	—	40,372,379	—
	Germany	33,273,819	—	33,273,819	—
	Hong Kong	9,548,629	—	9,548,629	—
	India	4,795,174	—	4,795,174	—
	Israel	2,024,660	2,024,660	—	—
	Japan	36,718,038	—	36,718,038	—
	Netherlands	17,184,264	—	17,184,264	—
	Singapore	5,358,198	—	5,358,198	—
	Spain	3,852,586	—	3,852,586	—
	Sweden	3,866,449	—	3,866,449	—
	Switzerland	38,831,507	—	38,831,507	—
	Taiwan	7,730,558	6,336,303	1,394,255	—
	United Kingdom	61,681,190	2,267,969	59,413,221	—
	United States	8,744,291	8,744,291	—	—

		292,613,775	32,927,942	259,685,833	—

	Short-Term Investment	2,833,960	2,833,960	—	—

	Total	$296,616,953	$36,931,120	$259,685,833	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF INTERNATIONAL SMALL-CAP FUND

Schedule of Investments

September 30, 2015 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

South Korea - 0.0%

Mirae Asset Securities Co Ltd Exp 11/18/15 *	9,524	$40,978

Total Rights (Cost $0)		40,978

PREFERRED STOCKS - 0.3%

Germany - 0.3%

Jungheinrich AG	4,892	353,700

Total Preferred Stocks (Cost $307,684)		353,700

COMMON STOCKS - 98.9%

Australia - 5.0%

Alumina Ltd	313,784	248,657
Aveo Group »	163,081	307,540
Beach Energy Ltd	373,221	120,787
Cabcharge Australia Ltd	98,506	207,895
Challenger Ltd	75,926	381,714
Cover-More Group Ltd	160,294	252,559
CSR Ltd	137,032	280,154
Echo Entertainment Group Ltd	156,064	531,428
Genworth Mortgage Insurance Australia Ltd	90,705	146,907
Independence Group NL	83,168	148,266
JB Hi-Fi Ltd	24,995	336,008
M2 Group Ltd	55,144	368,340
Nufarm Ltd	83,662	479,297
Orora Ltd	294,270	481,596
OzForex Group Ltd	160,294	302,354
Sandfire Resources NL	82,801	314,382
Slater & Gordon Ltd	69,122	144,231
Steadfast Group Ltd	295,194	296,089
Veda Group Ltd	217,999	409,752
Western Areas Ltd	100,233	152,616

		5,910,572

Austria - 0.3%

Zumtobel Group AG	13,810	304,125

Belgium - 1.3%

bpost SA	11,355	269,611
Cie D’entreprises CFE	2,176	275,825
Melexis NV	9,161	423,892
Nyrstar NV *	52,782	118,827
Ontex Group NV	15,325	471,268

		1,559,423

Canada - 6.6%

Advantage Oil & Gas Ltd *	69,200	361,427
Aimia Inc	26,300	230,187
Birchcliff Energy Ltd *	57,100	272,985
Canfor Pulp Products Inc	25,500	233,694
Cascades Inc	61,600	397,434
CCL Industries Inc ‘B’	4,300	603,611
Celestica Inc *	22,500	289,659
Chorus Aviation Inc	85,600	348,943
Concordia Healthcare Corp	4,000	170,671
Empire Co Ltd ‘A’	10,200	209,809
Great Canadian Gaming Corp *	18,000	251,555
Intertape Polymer Group Inc	27,000	288,715

	Shares	Value
Laurentian Bank of Canada	8,800	$331,888
Linamar Corp	6,300	330,225
Lucara Diamond Corp	11,427	12,844
Martinrea International Inc	43,500	344,219
Milestone Apartments REIT	34,800	399,763
Parex Resources Inc *	42,000	291,120
Parkland Fuel Corp	18,200	311,766
Ritchie Bros Auctioneers Inc	14,500	374,859
Sandvine Corp *	93,900	163,243
SEMAFO Inc *	91,400	197,936
The Intertain Group Ltd *	34,600	297,646
Transcontinental Inc ‘A’	32,700	465,568
Western Energy Services Corp	78,000	300,427
Westshore Terminals Investment Corp	16,000	304,533

		7,784,727

China - 0.2%

Yangzijiang Shipbuilding Holdings Ltd	256,000	204,716

Denmark - 2.1%

Bakkafrost PF	13,570	434,157
NKT Holding AS	5,927	313,106
Royal Unibrew AS	12,070	452,573
SimCorp AS	6,745	339,936
Sydbank AS	16,332	622,319
Topdanmark AS *	9,420	267,986

		2,430,077

Finland - 0.9%

Kesko OYJ ‘B’	7,035	249,103
Sponda OYJ	63,965	250,104
Valmet OYJ	28,064	272,431
YIT OYJ	47,542	261,038

		1,032,676

France - 6.3%

Atos SE	6,824	524,081
Coface SA	37,461	329,907
Eiffage SA	6,628	409,778
Eutelsat Communications SA	14,605	448,189
Faurecia	11,078	345,316
Ipsen SA	6,843	424,605
IPSOS	15,195	298,767
Peugeot SA *	47,917	723,901
Saft Groupe SA	7,795	255,084
SCOR SE	18,548	666,201
Societe BIC SA	3,358	521,998
Technicolor SA	55,578	384,116
UBISOFT Entertainment *	25,043	507,927
Valeo SA	3,332	451,224
Veolia Environnement SA	34,095	781,337
Wendel SA	3,223	377,307

		7,449,738

Germany - 6.0%

Aareal Bank AG	8,505	302,645
Aurubis AG	7,581	481,847
Deutz AG	63,590	213,182
Freenet AG	14,256	470,533
Gerresheimer AG	5,349	390,196
Hannover Rueck SE	5,000	511,194
HOCHTIEF AG	4,372	363,980
KION Group AG *	8,259	366,131
Krones AG	3,141	330,311
Nordex SE *	22,971	627,360
OSRAM Licht AG	10,032	518,333
Pfeiffer Vacuum Technology AG	525	60,500
Rheinmetall AG	5,660	346,345
Salzgitter AG	11,471	284,375
Software AG	16,972	494,550

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF INTERNATIONAL SMALL-CAP FUND

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Shares	Value
STADA Arzneimittel AG	8,383	$299,744
Talanx AG	10,992	328,749
United Internet AG	14,077	712,116

		7,102,091

Hong Kong - 2.8%

Dah Sing Banking Group Ltd	232,000	427,411
Fortune REIT	360,900	339,422
HK Electric Investments & HK Electric Investments Ltd » ~	554,500	395,240
Hutchison Telecommunications Hong Kong Holdings Ltd	696,000	280,426
Kerry Properties Ltd	95,500	262,481
Lifestyle International Holdings Ltd	131,500	188,053
Orient Overseas International Ltd	48,500	228,479
SmarTone Telecommunications Holdings Ltd	180,000	340,419
Texwinca Holdings Ltd	388,000	349,979
The United Laboratories International Holdings Ltd *	500,000	256,607
Value Partners Group Ltd	248,000	234,870

		3,303,387

Ireland - 0.3%

Irish Continental Group PLC	18,919	92,606
UDG Healthcare PLC	40,694	310,090

		402,696

Israel - 0.8%

Israel Discount Bank Ltd ‘A’ *	168,295	307,629
Mizrahi Tefahot Bank Ltd	33,633	397,717
Syneron Medical Ltd *	28,490	203,704

		909,050

Italy - 2.8%

Amplifon SpA	37,148	281,222
Anima Holding SpA ~	65,687	575,194
Brembo SpA	11,585	449,137
DiaSorin SpA	5,956	260,635
ERG SpA	34,077	476,790
Moncler SpA	20,218	362,526
Salini Impregilo SpA	90,665	345,604
Saras SpA *	260,777	555,681

		3,306,789

Japan - 22.2%

Asatsu-DK Inc	14,600	329,010
ASKA Pharmaceutical Co Ltd	23,700	258,758
Bank of the Ryukyus Ltd	22,800	336,259
Central Glass Co Ltd	80,000	351,628
CyberAgent Inc	7,000	274,221
Daihen Corp	75,000	356,899
Daikyonishikawa Corp	8,500	395,751
Daiwabo Holdings Co Ltd	183,000	321,425
Denka Co Ltd	82,000	324,249
Eiken Chemical Co Ltd	15,600	267,158
Fuji Electric Co Ltd	64,000	232,982
Fujimi Inc	16,100	218,365
Fujitsu General Ltd	32,000	349,107
HANEDA ZENITH HOLDINGS Co Ltd	97,500	172,667
Happinet Corp	23,000	224,975
Haseko Corp	52,100	592,803
Hokuhoku Financial Group Inc	155,000	356,759
Iino Kaiun Kaisha Ltd	41,000	186,279
Japan Aviation Electronics Industry Ltd	19,000	285,699
Japan Medical Dynamic Marketing Inc	51,400	266,381
Jeol Ltd	48,000	275,472
Kaken Pharmaceutical Co Ltd	9,000	838,737
Kawasaki Kisen Kaisha Ltd	148,000	326,214
Keihin Corp	23,100	328,263
Kinden Corp	30,000	381,499
Kitagawa Iron Works Co Ltd	123,000	280,802

	Shares	Value
Kyudenko Corp	28,000	$467,909
Lasertec Corp	25,600	261,902
Leopalace21 Corp *	58,700	275,117
Meidensha Corp	99,000	295,251
Meisei Industrial Co Ltd	51,000	223,957
Mirait Holdings Corp	23,100	209,859
Morinaga & Co Ltd	40,224	198,997
Nakanishi Inc	7,700	286,155
Nexon Co Ltd	32,500	435,298
Nichi-iko Pharmaceutical Co Ltd	18,900	499,277
Nihon Unisys Ltd	33,300	344,979
Nikkiso Co Ltd	25,641	172,216
Nippon Piston Ring Co Ltd	14,900	221,321
Nippon Suisan Kaisha Ltd	118,300	353,820
Nippon Thompson Co Ltd	63,000	261,098
Nishimatsuya Chain Co Ltd	39,200	364,754
Nissha Printing Co Ltd	21,300	406,427
North Pacific Bank Ltd	90,000	357,793
NTN Corp	68,000	281,477
OAK Capital Corp *	86,200	166,542
Obayashi Road Corp	46,000	252,126
Okasan Securities Group Inc	41,000	247,820
OKUMA Corp	38,000	238,264
Oracle Corp	7,400	313,266
Pacific Metals Co Ltd	103,000	238,666
Pigeon Corp	15,500	363,909
Riso Kagaku Corp	17,200	294,188
Ryobi Ltd	90,000	338,547
S Foods Inc	14,100	282,871
San-A Co Ltd	8,600	377,526
Sanden Holdings Corp	65,000	203,474
Sankyu Inc	82,000	398,070
Sanyo Special Steel Co Ltd	112,000	426,895
Senshu Ikeda Holdings Inc	67,200	292,318
Sumitomo Osaka Cement Co Ltd	115,000	408,619
Sumitomo Real Estate Sales Co Ltd	16,000	410,362
T-Gaia Corp	21,400	335,205
Takuma Co Ltd	54,000	407,518
TASAKI & Co Ltd *	17,800	200,597
TOA ROAD Corp	82,000	291,832
Toagosei Co Ltd	47,500	345,763
Toho Gas Co Ltd	87,000	514,888
Toho Zinc Co Ltd	115,000	264,692
Token Corp	7,400	559,893
Tokyo Seimitsu Co Ltd	15,000	280,097
Tokyo Tekko Co Ltd	71,000	293,378
Toridoll.Corp	22,200	264,227
Tosei Corp	47,200	305,862
Towa Corp	64,100	398,688
Tsubakimoto Chain Co	37,000	232,582
Tsuruha Holdings Inc	4,800	414,582
Valor Co Ltd	3,251	81,744
Yamaichi Electronics Co Ltd	44,800	345,693
Yuasa Trading Co Ltd	18,200	375,168
Zenkoku Hosho Co Ltd	14,600	486,840

		26,102,681

Jordan - 0.4%

Hikma Pharmaceuticals PLC	13,393	462,737

Luxembourg - 0.2%

APERAM SA *	10,265	277,369

Netherlands - 1.8%

ASM International NV	7,051	228,725
BE Semiconductor Industries NV	14,749	229,394
BinckBank NV	29,288	241,651
Boskalis Westminster	11,295	494,459

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF INTERNATIONAL SMALL-CAP FUND

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Shares	Value
Corbion NV	16,444	$377,669
Delta Lloyd NV	23,427	197,163
Euronext NV ~	6,651	283,453

		2,052,514

Norway - 0.2%

BW Offshore Ltd	126,684	51,300
Protector Forsikring ASA	29,552	208,577

		259,877

Portugal - 1.0%

NOS SGPS SA	57,336	473,512
REN - Redes Energeticas Nacionais SGPS SA	115,345	346,105
Sonae SGPS SA	257,651	317,121

		1,136,738

Singapore - 1.1%

CDL Hospitality Trusts REIT	219,000	200,202
Mapletree Greater China Commercial Trust REIT	412,709	269,881
Mapletree Industrial Trust REIT	296,400	309,240
Mapletree Logistics Trust REIT	458,000	315,532
Starhill Global REIT	423,600	225,066

		1,319,921

South Africa - 0.7%

Mondi PLC	40,803	856,345

South Korea - 3.6%

Dongbu Insurance Co Ltd	6,395	330,823
Hanjin Shipping Co Ltd *	51,221	237,572
Hanwha Life Insurance Co Ltd	39,478	271,731
Hyundai Marine & Fire Insurance Co Ltd	13,018	332,971
Hyundai Mipo Dockyard Co Ltd *	4,150	234,187
Korea United Pharm Inc	21,774	393,406
Mirae Asset Securities Co Ltd	10,932	259,486
NS Shopping Co Ltd *	1,825	355,503
Osstem Implant Co Ltd *	9,717	537,743
S-Oil Corp	4,776	254,652
Seah Besteel Corp	9,496	242,122
Silicon Works Co Ltd	9,230	254,817
Tongyang Life Insurance Co Ltd	44,857	534,540

		4,239,553

Spain - 2.0%

Acciona SA	5,074	359,463
Almirall SA	7,623	136,040
Cia de Distribucion Integral Logista Holdings SA	17,384	328,284
Gamesa Corp Tecnologica SA	53,425	740,669
Grupo Catalana Occidente SA	13,649	392,936
Mediaset Espana Comunicacion SA	32,159	351,251

		2,308,643

Sweden - 4.0%

Axfood AB	20,984	346,297
Betsson AB *	13,661	230,023
Bilia AB ‘A’	14,850	297,573
BillerudKorsnas AB	33,537	483,755
Boliden AB	20,577	322,139
Clas Ohlson AB ‘B’	22,881	350,183
Hemfosa Fastigheter AB	24,160	257,871
Hexpol AB	38,610	431,881
Intrum Justitia AB	13,031	450,806
Inwido AB	35,114	362,149
JM AB	13,591	365,296
Medivir AB ‘B’ *	24,034	207,913
Nobia AB	28,753	351,581
Wihlborgs Fastigheter AB	15,042	270,025

		4,727,492

	Shares	Value
Switzerland - 7.5%

Actelion Ltd *	4,543	$577,904
Adecco SA *	10,181	746,520
Ascom Holding AG	15,434	284,613
Autoneum Holding AG *	1,690	308,030
Baloise Holding AG	5,160	592,787
Cembra Money Bank AG *	6,506	384,962
Emmi AG *	613	256,246
Flughafen Zuerich AG	626	436,175
Forbo Holding AG *	410	461,933
Givaudan SA *	435	708,803
Julius Baer Group Ltd *	12,671	576,506
Leonteq AG *	2,912	515,754
Logitech International SA	28,455	371,484
Lonza Group AG *	5,432	714,366
Oriflame Holdings AG *	3,098	38,490
Partners Group Holding AG	1,687	573,169
Rieter Holding AG *	1,584	234,596
Straumann Holding AG	1,583	455,823
Swiss Life Holding AG *	2,836	634,034

		8,872,195

Thailand - 0.2%

GFPT PCL	932,204	248,039

United Kingdom - 18.3%

3i Group PLC	101,296	716,485
Acacia Mining PLC	77,282	290,149
Barratt Developments PLC	84,426	825,873
Beazley PLC	114,085	617,519
Bellway PLC	19,878	749,513
Berkeley Group Holdings PLC	11,759	595,389
Bodycote PLC	38,255	319,683
Booker Group PLC	194,241	544,377
Britvic PLC	24,313	249,993
Chemring Group PLC	101,478	342,726
Close Brothers Group PLC	12,014	271,857
Daily Mail & General Trust PLC ‘A’	27,082	309,328
Debenhams PLC	362,568	434,115
Derwent London PLC REIT	10,186	562,110
Dialog Semiconductor PLC *	14,475	579,198
Dixons Carphone PLC	70,834	455,841
DS Smith PLC	106,468	636,052
Galliford Try PLC	22,391	539,529
Genus PLC	12,815	275,762
Go-Ahead Group PLC	10,299	383,208
Grafton Group PLC	38,716	391,737
Greene King PLC	23,133	278,760
Hays PLC	240,340	558,731
Inchcape PLC	50,584	551,610
Inmarsat PLC	23,985	357,011
Intermediate Capital Group PLC	58,630	459,113
John Wood Group PLC	41,736	389,087
Kier Group PLC	6,514	133,154
LondonMetric Property PLC REIT	185,229	460,499
Man Group PLC	184,662	429,687
Mitie Group PLC	83,406	385,941
Moneysupermarket.com Group PLC	90,717	464,807
OneSavings Bank PLC	69,671	411,202
Pace PLC	81,813	446,292
Persimmon PLC *	31,776	968,195
Phoenix Group Holdings	19,637	243,261
Premier Foods PLC *	450,384	217,839
QinetiQ Group PLC	127,240	434,769
Rathbone Brothers PLC	8,277	258,272
Safestore Holdings PLC REIT	86,754	387,548
Savills PLC	23,995	331,841
Segro PLC REIT	47,962	311,917

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF INTERNATIONAL SMALL-CAP FUND

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Shares	Value
ST Modwen Properties PLC	37,298	$234,434
Synthomer PLC	72,168	372,102
Taylor Wimpey PLC	256,646	761,395
Vesuvius PLC	44,630	238,365
WH Smith PLC	18,538	439,249
Workspace Group PLC REIT	33,537	476,203
WS Atkins PLC	20,887	439,420

		21,531,148

United States - 0.3%

AVG Technologies NV *	15,500	337,125

Total Common Stocks (Cost $117,066,756)		116,432,444

SHORT-TERM INVESTMENT - 1.5%

Money Market Fund - 1.5%

BlackRock Liquidity Funds T-Fund Portfolio	1,700,524	1,700,524

Total Short-Term Investment (Cost $1,700,524)		1,700,524

TOTAL INVESTMENTS - 100.7% (Cost $119,074,964)		118,527,646

OTHER ASSETS & LIABILITIES, NET - (0.7%)		(768,301)

NET ASSETS - 100.0%		$117,759,345

Notes to Schedule of Investments

(a)	As of September 30, 2015, the fund’s composition as a percentage of net assets was as follows:

Financials	22.3%
Industrials	20.8%
Consumer Discretionary	17.9%
Materials	10.1%
Information Technology	8.4%
Health Care	7.8%
Consumer Staples	5.5%
Others (each less than 3.0%)	7.9%

	100.7%
Other Assets & Liabilities, Net	(0.7%	)

	100.0%

(b)	As of September 30, 2015, the fund’s composition by country of risk as a percentage of net assets was as follows:

Japan	22.2%
United Kingdom	18.3%
Switzerland	7.5%
Canada	6.6%
Germany	6.3%
France	6.3%
Australia	5.0%
Sweden	4.0%
South Korea	3.6%
Others (each less than 3.0%)	20.9%

	100.7%
Other Assets & Liabilities, Net	(0.7%	)

	100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF INTERNATIONAL SMALL-CAP FUND

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2015:

		Total Value at September 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights (1)	$40,978	$—	$40,978	$—
	Preferred Stocks (1)	353,700	—	353,700	—
	Common Stocks
	Australia	5,910,572	—	5,910,572	—
	Austria	304,125	—	304,125	—
	Belgium	1,559,423	—	1,559,423	—
	Canada	7,784,727	7,784,727	—	—
	China	204,716	—	204,716	—
	Denmark	2,430,077	—	2,430,077	—
	Finland	1,032,676	—	1,032,676	—
	France	7,449,738	—	7,449,738	—
	Germany	7,102,091	—	7,102,091	—
	Hong Kong	3,303,387	—	3,303,387	—
	Ireland	402,696	—	402,696	—
	Israel	909,050	203,704	705,346	—
	Italy	3,306,789	—	3,306,789	—
	Japan	26,102,681	—	26,102,681	—
	Jordan	462,737	—	462,737	—
	Luxembourg	277,369	—	277,369	—
	Netherlands	2,052,514	—	2,052,514	—
	Norway	259,877	—	259,877	—
	Portugal	1,136,738	—	1,136,738	—
	Singapore	1,319,921	—	1,319,921	—
	South Africa	856,345	—	856,345	—
	South Korea	4,239,553	—	4,239,553	—
	Spain	2,308,643	—	2,308,643	—
	Sweden	4,727,492	—	4,727,492	—
	Switzerland	8,872,195	—	8,872,195	—
	Thailand	248,039	—	248,039	—
	United Kingdom	21,531,148	—	21,531,148	—
	United States	337,125	337,125	—	—

		116,432,444	8,325,556	108,106,888	—

	Short-Term Investment	1,700,524	1,700,524	—	—

	Total	$118,527,646	$10,026,080	$108,501,566	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF INTERNATIONAL VALUE FUND

Schedule of Investments

September 30, 2015 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.6%

Brazil - 0.6%

Itau Unibanco Holding SA ADR	138,821	$918,995

Total Preferred Stocks (Cost $1,368,614)		918,995

COMMON STOCKS - 98.3%

Australia - 3.2%

Australia & New Zealand Banking Group Ltd	114,841	2,200,007
Goodman Group REIT	302,490	1,245,750
Oil Search Ltd	232,128	1,176,992

		4,622,749

Belgium - 0.3%

Solvay SA	4,741	484,577

China - 1.1%

CNOOC Ltd	966,000	998,666
Industrial & Commercial Bank of China Ltd ‘H’	991,000	574,541

		1,573,207

Finland - 2.7%

Nokia OYJ	312,719	2,142,459
UPM-Kymmene OYJ	122,812	1,845,158

		3,987,617

France - 12.8%

Airbus Group SE	11,954	710,024
AXA SA	124,985	3,034,297
BNP Paribas SA	55,478	3,266,881
Cap Gemini SA	15,367	1,369,298
Engie SA	84,243	1,364,187
Renault SA	21,581	1,550,308
Societe Generale SA	21,034	940,899
Sodexo SA	8,188	679,158
Thales SA	21,732	1,514,046
TOTAL SA	96,457	4,348,796

		18,777,894

Germany - 6.8%

Bayer AG	18,447	2,357,692
Brenntag AG	23,223	1,249,771
Daimler AG	31,234	2,264,135
Deutsche Bank AG	48,696	1,309,135
HeidelbergCement AG	10,522	720,485
Infineon Technologies AG	99,845	1,122,074
TUI AG	48,492	895,842

		9,919,134

Hong Kong - 1.9%

Cheung Kong Property Holdings Ltd	160,021	1,172,771
CK Hutchison Holdings Ltd	123,521	1,608,593

		2,781,364

Ireland - 2.3%

Ryanair Holdings PLC ADR	20,674	1,618,774
Shire PLC	26,533	1,810,978

		3,429,752

Italy - 5.3%

Enel SPA	585,838	2,619,532
Intesa Sanpaolo SPA	644,548	2,276,234
Telecom Italia SPA *	1,520,099	1,868,989
UniCredit SPA	169,206	1,054,544

		7,819,299

	Shares	Value
Japan - 23.1%

Daikin Industries Ltd	20,700	$1,163,870
Daiwa House Industry Co Ltd	74,500	1,849,191
Dentsu Inc	23,400	1,199,635
Japan Airlines Co Ltd	53,100	1,874,555
Japan Tobacco Inc	20,900	650,154
Kawasaki Heavy Industries Ltd	244,000	844,707
Mitsubishi Corp	97,900	1,609,606
Mitsubishi UFJ Financial Group Inc	728,900	4,405,367
Mitsui Fudosan Co Ltd	80,000	2,200,056
Nippon Telegraph & Telephone Corp	96,600	3,392,565
Nissan Motor Co Ltd	182,600	1,682,014
Seven & i Holdings Co Ltd	32,500	1,489,072
Sompo Japan Nipponkoa Holdings Inc	51,100	1,489,960
Sony Corp	83,800	2,049,031
Sumitomo Mitsui Financial Group Inc	42,600	1,621,675
The Dai-ichi Life Insurance Co Ltd	74,400	1,189,829
Toyota Motor Corp	85,300	5,016,864

		33,728,151

Luxembourg - 0.6%

ArcelorMittal	161,605	844,394

Netherlands - 3.8%

ING Groep NV CVA	164,584	2,336,396
Koninklijke KPN NV	511,388	1,916,876
NN Group NV	46,877	1,344,721

		5,597,993

Norway - 1.9%

DNB ASA	94,453	1,230,910
Norsk Hydro ASA	461,971	1,543,004

		2,773,914

Singapore - 0.5%

DBS Group Holdings Ltd	61,800	706,071

South Korea - 0.9%

Samsung Electronics Co Ltd	1,320	1,269,440

Spain - 0.7%

Bankia SA	757,245	981,241

Sweden - 2.1%

Electrolux AB ‘B’	84,299	2,385,101
Sandvik AB	78,471	669,450

		3,054,551

Switzerland - 8.5%

Credit Suisse Group AG	72,050	1,733,357
Nestle SA	29,985	2,258,065
Novartis AG	38,415	3,538,588
Roche Holding AG	10,320	2,728,133
Wolseley PLC	36,505	2,135,509

		12,393,652

United Kingdom - 19.8%

AstraZeneca PLC	46,009	2,919,877
Aviva PLC	267,705	1,835,129
Barclays PLC	687,690	2,542,419
Barratt Developments PLC	72,604	710,228
BG Group PLC	171,971	2,479,767
British American Tobacco PLC	30,648	1,693,807
Dixons Carphone PLC	183,244	1,179,238
InterContinental Hotels Group PLC	29,322	1,014,042

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF INTERNATIONAL VALUE FUND

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Shares	Value
Lloyds Banking Group PLC	2,284,277	$2,604,792
National Grid PLC	168,295	2,343,797
Prudential PLC	123,408	2,608,906
Rio Tinto PLC	34,579	1,160,078
SABMiller PLC	15,800	895,327
The British Land Co PLC REIT	61,149	777,465
Vodafone Group PLC	1,345,831	4,255,557

		29,020,429

Total Common Stocks (Cost $144,956,851)		143,765,429

SHORT-TERM INVESTMENT - 0.8%

Money Market Fund - 0.8%

BlackRock Liquidity Funds T-Fund Portfolio	1,167,387	1,167,387

Total Short-Term Investment (Cost $1,167,387)		1,167,387

TOTAL INVESTMENTS - 99.7% (Cost $147,492,852)		145,851,811

OTHER ASSETS & LIABILITIES, NET - 0.3%		476,495

NET ASSETS - 100.0%		$146,328,306

Notes to Schedule of Investments

(a)	As of September 30, 2015, the fund’s composition as a percentage of net assets was as follows:

Financials	33.8%
Consumer Discretionary	14.1%
Industrials	10.3%
Health Care	9.1%
Telecommunication Services	7.8%
Energy	6.2%
Consumer Staples	4.8%
Materials	4.5%
Utilities	4.3%
Information Technology	4.0%
Others (each less than 3.0%)	0.8%

99.7%
Other Assets & Liabilities, Net	0.3%

100.0%

(b)	As of September 30, 2015, the fund’s composition by country of risk as a percentage of net assets was as follows:

Japan	23.1%
United Kingdom	19.8%
France	12.8%
Switzerland	8.5%
Germany	6.8%
Italy	5.3%
Netherlands	3.8%
Australia	3.2%
Others (each less than 3.0%)	16.4%

99.7%
Other Assets & Liabilities, Net	0.3%

100.0%

(c)	Forward foreign currency contracts outstanding as of September 30, 2015 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AUD	1,566,474	USD	1,154,780	11/15	DUB	($57,407)
AUD	6,252,379	USD	4,546,822	11/15	GSC	(166,802)
CHF	334,735	USD	343,580	11/15	GSC	298
CHF	2,407,984	USD	2,501,853	11/15	SCB	(28,095)
CHF	381,310	USD	397,698	11/15	SSB	(5,973)
DKK	15,854,746	USD	2,332,476	11/15	SCB	43,870
EUR	671,324	AUD	1,072,789	11/15	MSC	(985)
EUR	581,581	GBP	431,580	11/15	GSC	(2,547)
EUR	281,382	USD	316,001	11/15	GSC	(1,414)
EUR	1,254,066	USD	1,398,136	11/15	HSB	3,916
EUR	340,610	USD	384,496	11/15	MSC	(3,692)
EUR	1,675,362	USD	1,888,688	11/15	SCB	(15,626)
EUR	331,323	USD	375,124	11/15	SSB	(4,704)
GBP	309,006	USD	487,769	11/15	GSC	(20,403)
HKD	14,689,443	USD	1,894,651	11/15	GSC	709
JPY	82,843,295	EUR	609,792	11/15	DUB	9,110
JPY	42,706,986	USD	345,565	11/15	GSC	10,584
JPY	48,458,661	USD	390,648	11/15	MSC	13,466
JPY	68,710,660	USD	556,687	11/15	SSB	16,316
JPY	68,455,878	USD	568,594	11/15	UBS	2,284
SEK	20,189,589	USD	2,351,668	11/15	GSC	62,405
SGD	575,445	USD	409,603	11/15	SGN	(5,727)
SGD	749,515	USD	543,111	11/15	SSB	(17,063)
USD	843,831	EUR	738,721	11/15	CIT	17,938
USD	421,872	EUR	381,131	11/15	RBC	(4,234)
USD	8,000,179	EUR	7,296,919	11/15	SCB	(157,807)
USD	343,551	GBP	222,691	11/15	CIT	6,735
USD	666,676	GBP	431,517	11/15	MSC	14,012
USD	1,067,493	GBP	702,870	11/15	RBC	4,412

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF INTERNATIONAL VALUE FUND

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	2,401,475	GBP	1,548,754	11/15	SCB	$59,008
USD	437,957	GBP	283,259	11/15	SGN	9,532
USD	549,731	HKD	4,261,696	11/15	GSC	(150)
USD	785,222	HKD	6,085,614	11/15	SSB	3
USD	614,940	JPY	73,424,858	11/15	GSC	2,624
USD	3,094,473	JPY	382,024,812	11/15	MSC	(91,369)
USD	1,104,385	JPY	136,803,439	11/15	SSB	(36,468)
USD	1,945,952	NOK	15,964,057	11/15	DUB	71,834
USD	353,388	SEK	3,002,152	11/15	RBC	(5,580)
USD	377,302	SEK	3,203,909	11/15	SSB	(5,791)

Total Forward Foreign Currency Contracts						($282,781)

(d)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2015:

		Total Value at September 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Assets	Preferred Stocks (1)	$918,995	$918,995	$—	$—
	Common Stocks
	Australia	4,622,749	—	4,622,749	—
	Belgium	484,577	—	484,577	—
	China	1,573,207	—	1,573,207	—
	Finland	3,987,617	—	3,987,617	—
	France	18,777,894	—	18,777,894	—
	Germany	9,919,134	—	9,919,134	—
	Hong Kong	2,781,364	—	2,781,364	—
	Ireland	3,429,752	1,618,774	1,810,978	—
	Italy	7,819,299	—	7,819,299	—
	Japan	33,728,151	—	33,728,151	—
	Luxembourg	844,394	—	844,394	—
	Netherlands	5,597,993	—	5,597,993	—
	Norway	2,773,914	—	2,773,914	—
	Singapore	706,071	—	706,071	—
	South Korea	1,269,440	—	1,269,440	—
	Spain	981,241	—	981,241	—
	Sweden	3,054,551	—	3,054,551	—
	Switzerland	12,393,652	—	12,393,652	—
	United Kingdom	29,020,429	—	29,020,429	—

		143,765,429	1,618,774	142,146,655	—

	Short-Term Investment	1,167,387	1,167,387	—	—
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	349,056	—	349,056	—

	Total Assets	146,200,867	3,705,156	142,495,711	—

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(631,837)	—	(631,837)	—

	Total Liabilities	(631,837)	—	(631,837)	—

	Total	$145,569,030	$3,705,156	$141,863,874	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF REAL ESTATE FUND

Schedule of Investments

September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.5%

Consumer Discretionary - 5.0%

Hilton Worldwide Holdings Inc	75,707	$1,736,719
La Quinta Holdings Inc *	6,960	109,829
Starwood Hotels & Resorts Worldwide Inc	21,727	1,444,411

		3,290,959

Financials - 93.5%

Acadia Realty Trust REIT	3,306	99,411
Alexandria Real Estate Equities Inc REIT	613	51,903
Apartment Investment & Management Co ‘A’ REIT	387	14,327
AvalonBay Communities Inc REIT	18,710	3,270,882
BioMed Realty Trust Inc REIT	22,903	457,602
Boston Properties Inc REIT	30,607	3,623,869
Camden Property Trust REIT	29,558	2,184,336
Chesapeake Lodging Trust REIT	31,777	828,109
Corporate Office Properties Trust REIT	21,530	452,776
Cousins Properties Inc REIT	53,448	492,791
CubeSmart REIT	7,207	196,103
DCT Industrial Trust Inc REIT	2,218	74,658
DDR Corp REIT	30,658	471,520
Douglas Emmett Inc REIT	41,670	1,196,762
Duke Realty Corp REIT	27,884	531,190
Equity Lifestyle Properties Inc REIT	12,283	719,415
Equity Residential REIT	79,456	5,968,735
Essex Property Trust Inc REIT	3,471	775,491
Federal Realty Investment Trust REIT	1,559	212,726
General Growth Properties Inc REIT	87,493	2,272,193
Healthcare Realty Trust Inc REIT	12,592	312,911
Host Hotels & Resorts Inc REIT	206,468	3,264,259
Hudson Pacific Properties Inc REIT	30,743	885,091
Kimco Realty Corp REIT	68,845	1,681,883
LaSalle Hotel Properties REIT	15,108	428,916
Lexington Realty Trust REIT	1,473	11,931
Liberty Property Trust REIT	20,266	638,582
Mack-Cali Realty Corp REIT	27,414	517,576
Mid-America Apartment Communities Inc REIT	2,216	181,424
National Retail Properties Inc REIT	21,105	765,478
Paramount Group Inc REIT	17,405	292,404
Prologis Inc REIT	33,499	1,303,111
Public Storage REIT	17,019	3,601,731
Realty Income Corp REIT	6,280	297,609
Regency Centers Corp REIT	33,800	2,100,670
Rexford Industrial Realty Inc REIT	12,200	168,238
Senior Housing Properties Trust REIT	43,287	701,249
Simon Property Group Inc REIT	46,216	8,490,804
Sovran Self Storage Inc REIT	3,337	314,679

	Shares	Value
Spirit Realty Capital Inc REIT	373	$3,409
STORE Capital Corp REIT	39,836	823,012
Tanger Factory Outlet Centers Inc REIT	48,336	1,593,638
The Macerich Co REIT	4,152	318,957
Ventas Inc REIT	31,373	1,758,770
Vornado Realty Trust REIT	48,638	4,397,848
Welltower Inc REIT	19,677	1,332,526
WP GLIMCHER Inc REIT	61,820	720,821
Xenia Hotels & Resorts Inc REIT	16,536	288,719

		61,091,045

Total Common Stocks (Cost $47,773,737)		64,382,004

SHORT-TERM INVESTMENT - 1.3%

Money Market Fund - 1.3%

BlackRock Liquidity Funds T-Fund Portfolio	892,504	892,504

Total Short-Term Investment (Cost $892,504)		892,504

TOTAL INVESTMENTS - 99.8% (Cost $48,666,241)		65,274,508

OTHER ASSETS & LIABILITIES, NET - 0.2%		109,936

NET ASSETS - 100.0%		$65,384,444

Notes to Schedule of Investments

(a)	As of September 30, 2015, the fund’s composition by property sector as a percentage of net assets was as follows:

Retail	29.1%
Residential	20.0%
Office	18.2%
Hotels, Resorts & Cruise Lines	12.4%
Specialized	6.3%
Health Care	6.3%
Diversified	3.8%
Others (each less than 3.0%)	2.4%

98.5%
Short-Term Investment	1.3%
Other Assets & Liabilities, Net	0.2%

100.0%

(b)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2015:

		Total Value at September 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$64,382,004	$64,382,004	$—	$—
	Short-Term Investment	892,504	892,504	—	—

	Total	$65,274,508	$65,274,508	$—	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF ABSOLUTE RETURN FUND

Schedule of Investments

September 30, 2015 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 38.0%

Austria - 0.3%

UNIQA Insurance Group AG 6.000% due 07/27/46 § ~	EUR 200,000	$223,056

Canada - 0.3%

Teck Resources Ltd 4.750% due 01/15/22	$380,000	244,451

Denmark - 0.6%

TDC AS
1.750% due 02/27/27 ~	EUR 210,000	205,765
3.500% due 02/26/15 § ~	200,000	204,686

		410,451

Finland - 0.4%

Nokia OYJ 6.625% due 05/15/39	$300,000	315,000

France - 3.2%

Credit Agricole Assurances SA 4.250% § ± ~	EUR 300,000	308,996
Electricite de France SA 5.000% § ± ~	700,000	779,369
Groupama SA 6.375% § ± ~	500,000	535,306
Orange SA 5.000% § ± ~	390,000	429,491
Sogecap SA 4.125% § ± ~	100,000	102,801
TOTAL SA 2.250% § ± ~	200,000	206,844

		2,362,807

Germany - 1.6%

Bayer AG 3.750% due 07/01/74 § ~	293,000	321,032
Bertelsmann SE & Co KGaA 3.000% due 04/23/75 § ~	200,000	201,884
ZF North America Capital Inc 2.250% due 04/26/19 ~	600,000	643,626

		1,166,542

Ireland - 1.1%

Baggot Securities Ltd 10.240% ± ~	450,000	510,380
Bank of Ireland 7.375% § ± ~	200,000	225,157
LCH Clearnet SA 6.576% § ±	50,000	57,826

		793,363

Italy - 2.0%

Enel SPA 5.000% due 01/15/75 § ~	620,000	710,849
Generali Finance BV 4.596% § ± ~	271,000	280,648
Intesa Sanpaolo SPA 7.700% § ± ~	$200,000	195,224
Unipol Gruppo Finanziario SPA 3.000% due 03/18/25 ~	EUR 297,000	302,115

		1,488,836

	Principal Amount	Value
Netherlands - 1.0%

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 5.500% § ± ~	EUR 700,000	$780,229

Portugal - 0.6%

EDP Finance BV 2.625% due 01/18/22 ~	380,000	427,361

Spain - 2.6%

Banco Bilbao Vizcaya Argentaria SA 6.750% § ± ~	800,000	858,950
Cellnex Telecom SAU 3.125% due 07/27/22 ~	200,000	213,004
Telefonica Europe BV
5.000% § ± ~	300,000	335,513
5.875% § ± ~	500,000	561,190

		1,968,657

Switzerland - 4.8%

Credit Suisse AG 0.281% due 07/22/16 § ~	760,000	850,197
UBS AG
4.750% due 05/22/23 § ~	$200,000	201,332
4.750% due 02/12/26 § ~	EUR 850,000	1,000,428
5.125% due 05/15/24 ~	$560,000	551,488
UBS Group AG 7.000% § ± ~	520,000	531,050
UBS Group Funding Jersey Ltd 4.125% due 09/24/25 ~	500,000	498,994

		3,633,489

United Kingdom - 6.7%

AA Bond Co Ltd
3.781% due 07/31/43 ~	GBP 450,000	698,768
5.500% due 07/31/43 ~	250,000	358,899
6.269% due 07/02/43 ~	250,000	454,253
CPUK Finance Ltd
7.000% due 08/28/20 ~	100,000	152,031
7.239% due 02/28/42 ~	160,000	307,269
LBG Capital PLC 15.000% due 12/21/19 ~	560,000	1,190,122
Royal Bank of Scotland Group PLC
7.500% § ±	$280,000	280,087
8.000% § ±	400,000	404,000
Sky PLC
1.875% due 11/24/23 ~	EUR 400,000	434,588
2.500% due 09/15/26 ~	360,000	396,982
Whitbread Group PLC 3.375% due 10/16/25 ~	GBP 250,000	380,338

		5,057,337

United States - 12.8%

Atwood Oceanics Inc 6.500% due 02/01/20	$394,000	318,155
Biogen Inc
3.625% due 09/15/22	260,000	262,480
4.050% due 09/15/25	280,000	283,616
5.200% due 09/15/45	131,000	132,759
CCO Safari II LLC
4.464% due 07/23/22 ~	500,000	500,570
4.908% due 07/23/25 ~	400,000	398,857
6.484% due 10/23/45 ~	280,000	283,022
6.834% due 10/23/55 ~	130,000	129,674
Citigroup Inc 1.177% due 07/30/18 §	1,100,000	1,100,124

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
Continental Resources Inc
3.800% due 06/01/24	$141,000	$114,609
4.500% due 04/15/23	400,000	344,029
DIRECTV Holdings LLC 6.000% due 08/15/40	350,000	362,390
Energy Transfer Equity LP 5.500% due 06/01/27	250,000	208,750
General Motors Co 6.250% due 10/02/43	500,000	530,388
Gilead Sciences Inc
3.650% due 03/01/26	274,000	275,278
4.600% due 09/01/35	140,000	140,346
4.750% due 03/01/46	230,000	231,664
International Game Technology PLC 4.750% due 02/15/23 ~	EUR 240,000	248,878
Kinder Morgan Inc
1.500% due 03/16/22	160,000	155,961
5.300% due 12/01/34	$170,000	145,234
KLA-Tencor Corp 4.650% due 11/01/24	950,000	951,429
MPT Operating Partnership LP 4.000% due 08/19/22	EUR 170,000	192,295
Noble Holding International Ltd 4.625% due 03/01/21	$415,000	320,063
ONEOK Inc 7.500% due 09/01/23	240,000	231,749
Seagate HDD Cayman 4.875% due 06/01/27 ~	750,000	699,455
Select Income REIT 4.500% due 02/01/25	83,000	80,009
The Priceline Group Inc 1.800% due 03/03/27	EUR 260,000	252,962
Walgreens Boots Alliance Inc 2.125% due 11/20/26	230,000	244,241
WPX Energy Inc
7.500% due 08/01/20	$340,000	312,800
8.250% due 08/01/23	200,000	182,000

		9,633,787

Total Corporate Bonds & Notes (Cost $30,195,665)		28,505,366

U.S. TREASURY OBLIGATIONS - 8.6%

U.S. Treasury Bonds - 8.6%

2.875% due 08/15/45	1,010,000	1,010,315
4.500% due 02/15/36	4,170,000	5,470,844

		6,481,159

Total U.S. Treasury Obligations (Cost $6,340,662)		6,481,159

FOREIGN GOVERNMENT BONDS & NOTES - 29.8%

Bulgaria - 2.4%

Bulgaria Government 2.950% due 09/03/24 ~	EUR 1,600,000	1,802,510

Chile - 1.1%

Chile Government 1.875% due 05/27/30	812,000	840,418

Croatia - 1.1%

Croatia Government
3.000% due 03/11/25 ~	250,000	253,749
3.875% due 05/30/22 ~	480,000	539,144

		792,893

	Principal Amount	Value
Cyprus - 3.2%

Cyprus Government 4.750% due 06/25/19 ~	EUR 2,000,000	$2,375,784

Germany - 1.1%

Bundesrepublik Deutschland
1.750% due 02/15/24 ~	122,000	151,878
2.500% due 08/15/46 ~	490,000	709,535

		861,413

Iceland - 2.0%

Iceland Government
2.500% due 07/15/20 ~	1,000,000	1,162,640
5.875% due 05/11/22 ~	$300,000	342,128

		1,504,768

Indonesia - 0.7%

Indonesia Government 2.875% due 07/08/21 ~	EUR 515,000	552,445

Israel - 0.7%

Israel Government 2.875% due 01/29/24 ~	400,000	492,631

Latvia - 2.0%

Republic of Latvia
2.750% due 01/12/20 ~	$780,000	794,625
5.250% due 06/16/21 ~	600,000	682,500

		1,477,125

Mexico - 2.5%

Mexico Government
3.000% due 03/06/45	EUR 950,000	877,094
4.000% due 03/15/15	1,100,000	1,018,655

		1,895,749

Morocco - 0.3%

Morocco Government 3.500% due 06/19/24 ~	200,000	225,437

Slovenia - 5.5%

Slovenia Government
4.125% due 02/18/19 ~	$1,100,000	1,163,250
4.750% due 05/10/18 ~	530,000	565,113
5.500% due 10/26/22 ~	1,520,000	1,712,666
5.850% due 05/10/23 ~	610,000	700,024

		4,141,053

Spain - 7.2%

Autonomous Community of Catalonia 4.950% due 02/11/20	EUR 1,160,000	1,390,633
Spain Government
1.600% due 04/30/25 ~	801,000	878,624
2.150% due 10/31/25 ~	1,887,000	2,159,468
4.650% due 07/30/25 ~	680,000	949,062

		5,377,787

Total Foreign Government Bonds & Notes (Cost $22,948,979)		22,340,013

PURCHASED OPTIONS - 0.0%
(See Note (d) in Notes to Schedule of Investments) (Cost $51,790)		1,833

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT - 15.0%

Money Market Fund - 15.0%

BlackRock Liquidity Funds T-Fund Portfolio	11,294,886	$11,294,886

Total Short-Term Investment (Cost $11,294,886)		11,294,886

TOTAL INVESTMENTS - 91.4% (Cost $70,831,982)		68,623,257

OTHER ASSETS & LIABILITIES, NET - 8.6%		6,434,986

NET ASSETS - 100.0%		$75,058,243

Notes to Schedule of Investments

(a)	As of September 30, 2015, the fund’s composition as a percentage of net assets was as follows:

Corporate Bonds & Notes	38.0%
Foreign Government Bonds & Notes	29.8%
Short-Term Investment	15.0%
U.S. Treasury Obligations	8.6%

91.4%
Other Assets & Liabilities, Net	8.6%

100.0%

(b)	Open futures contracts outstanding as September 30, 2015 were as follows:

Short Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
Euro-Bobl (12/15)	6	($4,470)
Euro-BTP (12/15)	15	(54,770)
Euro-Bund (12/15)	3	(3,646)
Eurodollar (12/16)	79	(111,993)
U.S. Treasury 10-Year Notes (12/15)	11	(16,425)
U.S. Treasury 20-Year Bonds (12/15)	7	(9,648)
U.S. Treasury Ultra Bonds (12/15)	7	(9,161)
United Kingdom 10-Year Notes (12/15)	8	(10,514)

		($220,627)

(c)	Forward foreign currency contracts outstanding as of September 30, 2015 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
EUR	650,943	HUF	205,030,735	10/15	BRC	($4,125)
EUR	597,000	USD	666,628	10/15	MER	749
HUF	205,030,735	EUR	650,000	10/15	BRC	3,889
JPY	269,865,000	USD	2,260,744	10/15	CSF	(10,381)
MYR	4,970,821	USD	1,146,490	10/15	HSB	(16,820)
MYR	4,384,000	USD	1,000,000	11/15	BNP	(5,575)
MYR	4,442,174	USD	1,039,227	11/15	HSB	(31,607)
USD	5,700,000	CNH	36,800,340	10/15	CIT	(56,124)
USD	33,525,793	EUR	29,583,000	10/15	CSF	455,403
USD	3,641,370	GBP	2,363,000	10/15	BRC	67,209
USD	2,250,000	JPY	269,865,000	10/15	CSF	(363)
USD	990,611	MYR	4,340,859	10/15	BNP	4,123
USD	144,605	MYR	629,963	10/15	HSB	1,422
USD	1,986,160	MYR	8,826,174	11/15	BNP	(15,885)

Total Forward Foreign Currency Contracts						$391,915

(d)	Purchased options outstanding as of September 30, 2015 were as follows:

Option on Indices
Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Cost	Value
Call - Dow Jones Euro STOXX 50 (10/15)	3,500.00	10/16/15	EUX	410	$51,790	$1,833

Total Purchased Options					$51,790	$1,833

(e)	Transactions in written options for the period from inception through September 30, 2015 were as follows:

	Number of Contracts	Premium
Outstanding, April 27, 2015	—	$—
Call Options Written	1,506	204,475
Put Options Written	2,429	739,170
Call Options Closed	(814)	(113,791)
Put Options Closed	(2,429)	(739,170)
Call Options Expired	(692)	(90,684)

Outstanding, September 30, 2015	—	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

(f)	Swap agreements outstanding as of September 30, 2015 were as follows:

Credit Default Swaps on Corporate Issues – Buy Protection (1)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Counter- party	Implied Credit Spread at 09/30/15 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
BorgWarner Inc	1.000%	06/20/20	CSF	1.333%	$590,000	$8,722	($10,730)	$19,452
Anadarko Petroleum Corp	1.000%	09/20/20	CIT	1.980%	91,000	4,113	1,543	2,570
Anglo American Capital PLC	1.000%	12/20/20	CIT	5.060%	EUR 220,000	43,598	26,357	17,241
Diageo Capital PLC	1.000%	12/20/20	CIT	0.608%	326,000	(7,485)	(7,261)	(224)
Repsol International Finance BV	1.000%	12/20/20	CIT	2.194%	33,000	2,152	1,425	727
Statoil ASA	1.000%	12/20/20	CIT	0.670%	347,000	(6,706)	(7,113)	407
Anadarko Petroleum Corp	1.000%	12/20/20	CSF	2.068%	$75,000	3,854	2,231	1,623
Boston Scientific Corp	1.000%	12/20/20	CSF	0.713%	560,000	(8,252)	(7,821)	(431)
Cardinal Health Inc	1.000%	12/20/20	CSF	0.278%	450,000	(16,694)	(15,765)	(929)
Ingersoll-Rand Co	1.000%	12/20/20	CSF	0.399%	480,000	(14,806)	(15,059)	253
Nordstrom Inc	1.000%	12/20/20	CSF	0.552%	590,000	(13,565)	(13,941)	376
Xerox Corp	1.000%	12/20/20	CSF	1.571%	150,000	4,187	2,906	1,281
Anadarko Petroleum Corp	1.000%	12/20/20	GSC	2.068%	107,000	5,498	3,183	2,315
Dover Corp	1.000%	12/20/20	GSC	0.705%	200,000	(3,023)	(2,642)	(381)
Newell Rubbermaid Inc	1.000%	12/20/20	GSC	0.482%	450,000	(11,944)	(12,021)	77
Packaging Corp of America	1.000%	12/20/20	GSC	1.183%	410,000	3,638	(404)	4,042
Quest Diagnostics Inc	1.000%	12/20/20	GSC	0.931%	590,000	(2,206)	(3,215)	1,009
Stanley Black & Decker Inc	1.000%	12/20/20	GSC	0.797%	590,000	(6,172)	(6,164)	(8)
Jaguar Land Rover Automotive PLC	5.000%	12/20/20	CIT	3.513%	EUR 169,000	(13,361)	(19,997)	6,636

						($28,452)	($84,488)	$56,036

Credit Default Swaps on Corporate Issues – Sell Protection (2)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 09/30/15 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	1.000%	06/20/20	CIT	1.574%	EUR 110,000	($3,209)	($1,846)	($1,363)
The Royal Bank of Scotland PLC	1.000%	06/20/20	CIT	1.817%	570,000	(23,601)	(11,769)	(11,832)
Diamond Offshore Drilling Inc	1.000%	09/20/20	CIT	5.317%	$190,000	(34,601)	(22,955)	(11,646)
Tesco PLC	1.000%	09/20/20	CSF	2.608%	EUR 411,000	(34,072)	(21,422)	(12,650)
Casino Guichard Perrachon SA	1.000%	12/20/20	CIT	2.722%	287,000	(26,530)	(22,133)	(4,397)
Volkswagen International Finance NV	1.000%	12/20/20	CIT	2.656%	156,000	(13,664)	(10,715)	(2,949)
Casino Guichard Perrachon SA	1.000%	12/20/20	CSF	2.722%	213,000	(19,689)	(16,957)	(2,732)
Tesco PLC	1.000%	12/20/20	CSF	2.690%	200,000	(18,165)	(19,885)	1,720
Volkswagen International Finance NV	1.000%	12/20/20	GSC	2.656%	71,000	(6,217)	(4,397)	(1,820)
Energias de Portugal SA	5.000%	12/20/20	GSC	1.521%	290,000	57,089	62,076	(4,987)

						($122,659)	($70,003)	($52,656)

Credit Default Swaps on Credit Indices – Buy Protection (1)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Counter- party	Notional Amount (4)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
iTraxx Asia	1.000%	12/20/20	CIT	$2,200,000	$63,496	$56,168	$7,328

			Exchange

iTraxx Crossover	5.000%	12/20/20	ICE	EUR 3,790,000	46,385	—	46,385

					$109,881	$56,168	$53,713

					($41,230)	($98,323)	$57,093

(1)	If the fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

(3)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(4)	The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps – Pay Floating Rate

Floating Rate Index	Exchange	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	LCH	2.090%	01/04/26	$12,300,000	$6,147	$—	$6,147

Interest Rate Swaps – Receive Floating Rate
Floating Rate Index	Counter- party	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
6-Month EUR-LIBOR	CIT	1.771%	10/13/65	EUR 560,000	($68,746)	$—	($68,746)

	Exchange

3-Month USD-LIBOR	LCH	1.668%	11/27/20	$3,690,000	(35,037)	—	(35,037)
6-Month EUR-LIBOR	LCH	0.432%	12/10/20	EUR 5,110,000	(15,202)	—	(15,202)
3-Month USD-LIBOR	LCH	2.212%	11/30/25	$2,070,000	(29,087)	—	(29,087)
6-Month EUR-LIBOR	LCH	1.115%	12/07/25	EUR 2,970,000	(37,227)	—	(37,227)
3-Month USD-LIBOR	LCH	2.367%	12/16/25	$4,040,000	(110,224)	—	(110,224)
3-Month USD-LIBOR	LCH	2.660%	02/15/36	4,740,000	(147,934)	—	(147,934)

					(374,711)	—	(374,711)

					($443,457)	$—	($443,457)

					($437,310)	$—	($437,310)

Total Swap Agreements					($478,540)	($98,323)	($380,217)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

(g)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2015:

		Total Value at September 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$28,505,366	$—	$28,505,366	$—
	U.S. Treasury Obligations	6,481,159	—	6,481,159	—
	Foreign Government Bonds & Notes	22,340,013	—	22,340,013	—
	Short-Term Investment	11,294,886	11,294,886	—	—
	Derivatives:
	Credit Contracts
	Swaps	242,732	—	242,732	—
	Equity Contracts
	Purchased Options	1,833	1,833	—	—
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	532,795	—	532,795	—
	Interest Rate Contracts
	Swaps	6,147	—	6,147	—

	Total Assets - Derivatives	783,507	1,833	781,674	—

	Total Assets	69,404,931	11,296,719	58,108,212	—

Liabilities	Derivatives:
	Credit Contracts
	Swaps	(283,962)	—	(283,962)	—
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(140,880)	—	(140,880)	—
	Interest Rate Contracts
	Futures	(220,627)	(220,627)	—	—
	Swaps	(443,457)	—	(443,457)	—

	Total Interest Rate Contracts	(664,084)	(220,627)	(443,457)	—

	Total Liabilities - Derivatives	(1,088,926)	(220,627)	(868,299)	—

	Total Liabilities	(1,088,926)	(220,627)	(868,299)	—

	Total	$68,316,005	$11,076,092	$57,239,913	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF CURRENCY STRATEGIES FUND

Schedule of Investments

September 30, 2015 (Unaudited)

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 4.5%

U.S. Treasury Notes - 4.5%

0.375% due 01/31/16 ‡	$6,000,000	$6,006,096

Total U.S. Treasury Obligations (Cost $6,003,483)		6,006,096

FOREIGN GOVERNMENT BONDS & NOTES - 16.8%

Canada - 4.6%

Canadian Government 1.250% due 02/01/16	CAD 7,980,000	5,994,716

France - 3.5%

France Government OAT 3.250% due 04/25/16 ~	EUR 4,050,000	4,613,791

Germany - 4.3%

Bundesrepublik Deutschland 3.500% due 01/04/16 ~	5,040,000	5,686,505

United Kingdom - 4.4%

United Kingdom Gilt 8.000% due 12/07/15 ~	GBP 3,800,000	5,827,426

Total Foreign Government Bonds & Notes (Cost $22,592,371)		22,122,438

	Shares	Value
SHORT-TERM INVESTMENTS - 79.6%

Money Market Fund - 41.6%

BlackRock Liquidity Funds T-Fund Portfolio	54,839,344	$54,839,344

	Principal Amount
U.S. Treasury Bills - 38.0%

0.095% due 10/15/15 ‡	$6,000,000	5,999,895
0.104% due 11/12/15	8,000,000	8,000,160
0.210% due 02/04/16 ‡	6,000,000	5,999,766
0.198% due 03/31/16	8,000,000	7,997,168
0.210% due 04/28/16 ‡	6,000,000	5,997,810
0.362% due 05/26/16	8,000,000	7,995,968
0.331% due 06/23/16	8,000,000	7,990,392

		49,981,159

Total Short-Term Investments (Cost $104,786,163)		104,820,503

TOTAL INVESTMENTS - 100.9% (Cost $133,382,017)		132,949,037

OTHER ASSETS & LIABILITIES, NET - (0.9%)		(1,206,309)

NET ASSETS - 100.0%		$131,742,728

Notes to Schedule of Investments

(a)	As of September 30, 2015, the fund’s composition as a percentage of net assets was as follows:

Short-Term Investments	79.6%
Foreign Government Bonds & Notes	16.8%
U.S. Treasury Obligations	4.5%

	100.9%
Other Assets & Liabilities, Net	(0.9%	)

	100.0%

(b)	As of September 30, 2015, investments with a total aggregate value of $2,801,061 were fully or partially segregated with the broker(s)/custodian as collateral for forward foreign currency contracts.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF CURRENCY STRATEGIES FUND
Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

(c)	Forward foreign currency contracts outstanding as of September 30, 2015 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AUD	850,436	USD	595,673	11/15	BRC	($408)
CAD	21,900,113	USD	16,534,777	11/15	CIT	(128,105)
CHF	12,432,402	USD	12,766,698	11/15	ANZ	12,581
CHF	1,352,078	USD	1,386,121	11/15	BRC	3,681
CHF	12,521,747	USD	12,922,113	11/15	BRC	(50,996)
CHF	4,991,140	USD	5,146,704	11/15	CIT	(16,306)
CHF	10,060,601	USD	10,300,352	11/15	GSC	40,950
CHF	21,365,491	USD	21,906,391	11/15	RBC	55,220
EUR	3,490,000	USD	3,886,680	10/15	DUB	14,832
EUR	10,139,323	USD	11,309,502	11/15	SCB	29,305
GBP	6,865,910	USD	10,506,772	11/15	DUB	(123,105)
GBP	4,864,886	USD	7,444,846	11/15	SEB	(87,431)
INR	476,590,000	USD	7,075,792	10/15	JPM	144,174
JPY	3,455,000,000	USD	28,795,986	10/15	JPM	14,732
JPY	968,090,000	USD	8,063,620	11/15	ANZ	11,209
JPY	1,565,950,000	USD	13,043,333	11/15	BRC	18,239
JPY	2,389,645,931	USD	19,899,124	11/15	DUB	32,888
MXN	121,120,000	USD	7,123,658	10/15	CIB	22,402
MYR	30,814,000	USD	6,958,426	10/15	MSC	36,489
NZD	6,878,809	USD	4,326,548	11/15	ANZ	54,475
NZD	3,465,296	USD	2,184,817	11/15	DUB	22,184
NZD	59,758,259	USD	37,546,583	11/15	GSC	512,663
PHP	337,950,000	USD	7,199,923	10/15	BRC	15,449
SEK	26,427,158	USD	3,143,151	11/15	BRC	18,000
SEK	27,693,520	USD	3,298,055	11/15	SCB	14,575
USD	2,250,000	AUD	3,226,200	11/15	ANZ	(8,187)
USD	2,076,548	AUD	2,964,253	11/15	ANZ	1,711
USD	2,184,817	AUD	3,118,873	11/15	DUB	1,754
USD	20,021,549	AUD	28,452,028	11/15	GSC	106,476
USD	6,450,000	AUD	9,233,875	11/15	RBC	(13,276)
USD	5,608,025	CAD	7,455,000	10/15	CIB	22,542
USD	421,900	CAD	565,000	10/15	CSF	(1,413)
USD	5,145,188	CAD	6,901,730	11/15	CIT	(25,306)
USD	12,932,062	CAD	17,128,360	11/15	CIT	100,192
USD	35,709,527	CHF	34,840,000	10/15	MSC	(75,741)
USD	17,735,378	CHF	17,270,976	11/15	ANZ	(17,477)
USD	36,317,456	CHF	35,373,202	11/15	BRC	(42,695)
USD	28,284,897	CHF	27,557,127	11/15	RBC	(41,102)
USD	515,456	EUR	461,438	11/15	BRC	(570)
USD	6,446,645	EUR	5,774,908	11/15	CIT	(11,436)
USD	11,048,652	EUR	9,900,989	11/15	GSC	(23,627)
USD	17,333,691	EUR	15,540,197	11/15	SCB	(44,915)
USD	386,215	GBP	255,000	10/15	CSF	521
USD	16,061,812	GBP	10,566,363	11/15	BRC	81,762
USD	17,034,017	GBP	11,191,992	11/15	DUB	107,144
USD	3,298,055	GBP	2,166,737	11/15	SCB	21,188
USD	1,586,582	JPY	189,912,135	11/15	BRC	2,527
USD	14,141,032	KRW	16,825,000,000	10/15	CSF	(37,538)
USD	7,082,050	MYR	30,814,000	10/15	DUB	87,135
USD	6,453,000	NOK	55,450,629	11/15	GSC	(55,022)
USD	19,732,247	NZD	31,474,461	11/15	GSC	(324,199)
USD	6,441,761	SEK	54,048,948	11/15	SEB	(23,441)
USD	6,825,003	THB	247,850,000	10/15	JPM	3,991

Total Forward Foreign Currency Contracts						$458,695

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF CURRENCY STRATEGIES FUND

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2015:

		Total Value at September 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	U.S. Treasury Obligations	$6,006,096	$—	$6,006,096	$—
	Foreign Government Bonds & Notes	22,122,438	—	22,122,438	—
	Short-Term Investments	104,820,503	54,839,344	49,981,159	—
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	1,610,991	—	1,610,991	—

	Total Assets	134,560,028	54,839,344	79,720,684	—

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(1,152,296)	—	(1,152,296)	—

	Total Liabilities	(1,152,296)	—	(1,152,296)	—

	Total	$133,407,732	$54,839,344	$78,568,388	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments

September 30, 2015 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS - 76.7%

Money Market Fund - 15.2%

BlackRock Liquidity Funds T-Fund Portfolio	23,729,053	$23,729,053

	Principal Amount

U.S. Treasury Bills - 61.5%

0.053% due 10/22/15	$47,917,000	47,915,463
0.070% due 10/29/15 ‡	47,917,000	47,914,298

		95,829,761

Total Short-Term Investments (Cost $119,558,814)		119,558,814

TOTAL INVESTMENTS - 76.7% (Cost $119,558,814)		119,558,814

OTHER ASSETS & LIABILITIES, NET - 23.3%		36,330,642

NET ASSETS - 100.0%		$155,889,456

Notes to Schedule of Investments

(a)	As of September 30, 2015, the fund’s composition as a percentage of net assets was as follows:

Short-Term Investments	76.7%
Other Assets & Liabilities, Net	23.3%

100.0%

(b)	An investment (within a total return basket swap) with a value of $109,587 or less than 0.1% of the fund’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

(c)	As of September 30, 2015, an investment with a value of $24,780,297 was fully or partially segregated with the broker(s)/custodian as collateral for open swap agreements.

(d)	Open futures contracts outstanding as September 30, 2015 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
AEX Index (10/15)	16	($1,379)
CAC 40 Index (10/15)	83	(53,555)
DAX Index (12/15)	12	(161,092)
FTSE 100 Index (12/15)	88	(41,791)
FTSE MIB Index (12/15)	9	(8,837)
Hang Seng Index (10/15)	19	(8,400)
IBEX 35 Index (10/15)	12	(20,583)
MSCI Singapore Index (10/15)	30	(1,818)
OMX Index (10/15)	80	(32,078)
S&P/TSE 60 Index (12/15)	45	(19,397)
S&P 500 E-Mini Index (12/15)	524	(740,444)
SPI 200 Index (12/15)	11	(12,158)
TOPIX Index (12/15)	57	(111,793)

		(1,213,325)

Short Futures Outstanding
Dow Jones Euro STOXX 50 Index (12/15)	158	2,718

Total Futures Contracts		($1,210,607)

(e)	Forward foreign currency contracts outstanding as of September 30, 2015 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AUD	1,306,000	USD	921,411	12/15	CIT	($8,497)
AUD	1,306,000	USD	921,402	12/15	CSF	(8,488)
CAD	1,675,500	USD	1,266,219	12/15	CIT	(11,099)
CAD	1,675,500	USD	1,266,209	12/15	CSF	(11,089)
CHF	1,347,500	USD	1,391,649	12/15	CIT	(5,042)
CHF	1,347,500	USD	1,391,614	12/15	CSF	(5,007)
DKK	1,702,000	USD	255,408	12/15	CIT	(31)
DKK	1,702,000	USD	255,402	12/15	CSF	(25)
EUR	3,946,000	USD	4,423,602	12/15	CIT	(8,444)
EUR	3,946,000	USD	4,423,593	12/15	CSF	(8,436)
GBP	1,893,500	USD	2,891,442	12/15	CIT	(27,926)
GBP	1,893,500	USD	2,891,442	12/15	CSF	(27,926)
HKD	3,303,500	USD	426,192	12/15	CIT	44
HKD	3,303,500	USD	426,188	12/15	CSF	48
ILS	374,500	USD	95,019	12/15	CIT	549
ILS	374,500	USD	95,018	12/15	CSF	550
JPY	402,589,500	USD	3,352,425	12/15	CIT	8,082
JPY	402,589,500	USD	3,352,415	12/15	CSF	8,092
NOK	699,500	USD	84,532	12/15	CIT	(2,466)
NOK	699,500	USD	84,531	12/15	CSF	(2,465)
NZD	32,000	USD	20,330	12/15	CIT	15
NZD	32,000	USD	20,328	12/15	CSF	16
SEK	3,612,500	USD	428,979	12/15	CIT	3,428
SEK	3,612,500	USD	428,977	12/15	CSF	3,430
SGD	257,000	USD	181,881	12/15	CIT	(1,750)
SGD	257,000	USD	181,881	12/15	CSF	(1,750)

Total Forward Foreign Currency Contracts						($106,187)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

(f)	Swap agreements outstanding as of September 30, 2015 were as follows:

Total Return Basket Swaps

Description	Counter- party	Expiration Dates (1)	Value
The fund receives or pays the total return on all long and short positions within the basket and pays or receives the 1-Month USD-LIBOR plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	GSC	05/02/25- 09/12/25	$10,077,687

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2015:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Bermuda

Aspen Insurance Holdings Ltd	648	$31,624	($1,511)
Marvell Technology Group Ltd	60,731	851,598	(301,982)
RenaissanceRe Holdings Ltd	10,182	1,050,769	31,781

			(271,712)

Switzerland

TE Connectivity Ltd	3,096	209,648	(24,229)

United Kingdom

Delphi Automotive PLC	11,266	947,672	(91,006)

United States

3M Co	17,461	2,751,857	(276,411)
Abbott Laboratories	11,831	553,285	(77,442)
Accenture PLC	6,592	615,877	31,853
ACE Ltd	9,945	1,066,412	(38,099)
Activision Blizzard Inc	18,179	416,212	145,338
Acuity Brands Inc	2,975	507,879	14,471
AES Corp	10,917	146,767	(39,890)
Aetna Inc	14,942	1,605,177	29,627
Aflac Inc	21,497	1,367,621	(118,000)
AGCO Corp	1,385	70,892	(6,309)
Agilent Technologies Inc	11,282	428,598	(41,287)
Akamai Technologies Inc	11,460	854,106	(62,678)
Alaska Air Group Inc	4,926	311,999	79,372
Allied World Assurance Co Holdings AG	744	31,738	(3,340)
Ally Financial Inc	10,008	219,124	(15,161)
Altria Group Inc	41,556	2,094,355	166,291
Amazon.com Inc	762	324,016	66,044
Amdocs Ltd	17,854	984,051	31,485
Ameren Corp	5,470	221,418	9,799
American Eagle Outfitters Inc	12,505	203,804	(8,351)
American Electric Power Co Inc	12,453	696,188	11,890
American Express Co	9,140	710,855	(33,307)
Ameriprise Financial Inc	9,970	1,247,676	(159,650)
AmerisourceBergen Corp	20,715	2,327,003	(359,285)
Amgen Inc	11,382	1,811,750	(237,391)
ANSYS Inc	2,006	173,156	3,653
Anthem Inc	4,902	754,944	(68,664)
AO Smith Corp	5,351	352,771	(3,940)
Apollo Education Group Inc	8,517	100,557	(6,359)
Apple Inc	7,706	966,679	(116,708)
Applied Materials Inc	19,276	376,886	(93,722)
Archer-Daniels-Midland Co	18,331	909,537	(149,717)
Armstrong World Industries Inc	1,228	68,557	(9,932)
Arrow Electronics Inc	9,033	552,713	(53,369)
Assurant Inc	8,262	519,201	133,579
Assured Guaranty Ltd	44,376	1,130,104	(20,704)
Atwood Oceanics Inc	6,793	188,096	(87,492)
Automatic Data Processing Inc	9,304	794,749	(47,080)
AutoNation Inc	1,494	93,414	(6,493)
Avery Dennison Corp	2,186	128,816	(5,154)
Avnet Inc	17,044	747,307	(19,869)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Avon Products Inc	18,508	$143,878	($83,727)
Axis Capital Holdings Ltd	4,278	245,938	(16,123)
Baxter International Inc	14,484	541,957	(66,158)
BB&T Corp	9,030	350,037	(28,569)
Becton Dickinson and Co	4,017	569,580	(36,685)
Bed Bath & Beyond Inc	3,871	274,440	(53,716)
Bemis Co Inc	13,944	630,673	(78,909)
Best Buy Co Inc	28,503	1,000,027	58,004
Big Lots Inc	4,172	192,136	7,786
Biogen Inc	4,905	1,879,547	(448,219)
BioMarin Pharmaceutical Inc	444	51,146	(4,383)
BlackRock Inc	1,120	410,666	(77,500)
Brinker International Inc	1,446	80,410	(4,250)
Bristol-Myers Squibb Co	5,457	352,409	(29,354)
Broadridge Financial Solutions Inc	12,583	674,798	21,671
Brocade Communications Systems Inc	103,481	1,219,853	(145,720)
Brunswick Corp	5,158	260,903	(13,887)
Bunge Ltd	6,703	570,588	(79,258)
BWX Technologies Inc	3,350	87,771	535
CA Inc	16,549	524,278	(72,490)
California Resources Corp	13,540	120,588	(85,384)
Capital One Financial Corp	14,992	1,226,304	(139,084)
Cardinal Health Inc	6,497	555,708	(56,608)
Carlisle Cos Inc	767	74,547	(7,527)
Carnival Corp	9,092	424,539	27,333
Carter’s Inc	8,341	836,732	(80,703)
CDW Corp	8,341	321,525	19,288
CEB Inc	1,027	75,126	(4,941)
Centene Corp	19,242	1,329,203	(285,709)
CF Industries Holdings Inc	6,504	378,921	(86,892)
Charles River Laboratories International Inc	1,450	100,223	(8,119)
Chico’s FAS Inc	13,240	224,787	(16,521)
Church & Dwight Co Inc	11,488	938,358	25,485
Cintas Corp	5,281	426,727	26,119
Cisco Systems Inc	52,798	1,527,734	(141,786)
CIT Group Inc	9,688	438,627	(50,816)
Citrix Systems Inc	4,049	270,996	9,519
CME Group Inc	12,602	1,142,179	26,531
Coach Inc	5,551	211,727	(51,136)
Comcast Corp	19,710	1,143,954	(22,850)
Community Health Systems Inc	17,393	981,892	(237,993)
Compass Minerals International Inc	645	57,048	(6,500)
Computer Sciences Corp	4,486	290,528	(15,177)
ConocoPhillips	2,826	190,504	(54,969)
Consolidated Edison Inc	14,604	890,831	85,447
Convergys Corp	1,879	42,887	537
Corning Inc	48,303	1,014,354	(187,407)
Costco Wholesale Corp	958	138,634	(136)
Coty Inc	6,822	197,551	(12,948)
CR Bard Inc	2,622	439,837	48,668
Crane Co	5,022	305,746	(71,671)
Credit Acceptance Corp	1,024	223,757	(22,163)
CSX Corp	14,570	520,659	(128,726)
Cummins Inc	8,234	1,147,668	(253,621)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
CVS Health Corp	15,875	$1,576,552	($44,932)
Danaher Corp	18,903	1,558,720	52,005
Darden Restaurants Inc	8,385	532,151	42,556
Dean Foods Co	5,402	91,012	(1,771)
Deckers Outdoor Corp	8,851	647,360	(133,471)
Delta Air Lines Inc	13,998	626,369	1,721
Denbury Resources Inc	63,179	542,186	(388,029)
DENTSPLY International Inc	3,858	198,650	(3,551)
Devon Energy Corp	4,807	326,950	(148,658)
Dick’s Sporting Goods Inc	5,357	293,452	(27,691)
Dillard’s Inc	1,943	247,188	(77,389)
Discover Financial Services	14,784	865,787	(97,166)
Dollar General Corp	6,774	497,324	(6,616)
Domino’s Pizza Inc	734	78,822	384
Domtar Corp	9,005	386,515	(64,586)
DR Horton Inc	5,866	148,349	23,877
Dr Pepper Snapple Group Inc	16,180	1,220,137	58,892
DST Systems Inc	3,052	354,215	(33,328)
DTE Energy Co	8,389	652,401	21,823
eBay Inc	40,145	1,013,550	(32,406)
Edgewell Personal Care Co	1,355	141,026	(30,458)
Edison International	6,011	367,155	11,958
Edwards Lifesciences Corp	6,119	765,133	104,805
EI du Pont de Nemours & Co	7,754	538,298	(164,555)
Electronic Arts Inc	8,290	496,426	65,222
Eli Lilly & Co	7,011	505,889	80,861
Emerson Electric Co	13,057	763,662	(186,934)
Entergy Corp	1,932	148,203	(22,430)
EOG Resources Inc	5,069	495,768	(126,745)
EP Energy Corp	51,631	386,617	(120,717)
Equifax Inc	8,097	794,808	(7,942)
Expedia Inc	6,720	657,285	133,524
Expeditors International of Washington Inc	2,155	99,914	1,478
Express Scripts Holding Co	3,073	263,918	(15,128)
F5 Networks Inc	2,306	281,757	(14,722)
FactSet Research Systems Inc	1,526	242,741	1,129
Fairchild Semiconductor International Inc	21,468	405,551	(104,140)
FedEx Corp	4,161	707,571	(108,471)
Fidelity National Information Services Inc	6,062	383,479	23,160
Fifth Third Bancorp	23,434	474,767	(31,630)
First American Financial Corp	4,198	145,702	18,314
First Solar Inc	19,345	1,015,982	(188,983)
Fiserv Inc	5,731	449,972	46,389
Flextronics International Ltd	46,827	555,974	(62,417)
FMC Technologies Inc	2,390	102,730	(28,640)
Foot Locker Inc	11,666	702,807	136,795
Ford Motor Co	33,743	525,311	(67,418)
Fortune Brands Home & Security Inc	7,825	345,821	25,632
Franklin Resources Inc	7,094	369,424	(105,101)
General Dynamics Corp	14,971	2,068,618	(3,368)
General Electric Co	20,285	550,093	(38,505)
General Motors Co	45,398	1,591,959	(229,111)
Gilead Sciences Inc	21,804	2,354,330	(213,396)
GNC Holdings Inc	1,952	86,923	(8,023)
Google Inc	1,405	765,522	131,388
Graham Holdings Co	507	320,792	(28,253)
Groupon Inc	64,581	276,508	(65,973)
H&R Block Inc	14,236	434,115	81,228
HCA Holdings Inc	8,687	646,677	25,349
Helix Energy Solutions Group Inc	20,795	284,367	(184,759)
Henry Schein Inc	3,956	545,372	(20,332)
Hess Corp	3,561	270,137	(91,874)
Hewlett-Packard Co	44,607	1,475,748	(333,362)
Hilton Worldwide Holdings Inc	11,060	324,685	(70,969)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
HollyFrontier Corp	19,077	$751,584	$180,137
Honeywell International Inc	1,930	195,256	(12,504)
Hormel Foods Corp	4,551	250,717	37,407
Hubbell Inc	3,109	339,892	(75,782)
Huntington Ingalls Industries Inc	9,838	1,239,033	(184,891)
IAC/InterActiveCorp	9,851	721,539	(78,565)
Illinois Tool Works Inc	3,642	344,343	(44,570)
Ingersoll-Rand PLC	2,629	174,652	(41,178)
Ingram Micro Inc	12,667	342,490	2,559
Ingredion Inc	1,373	109,784	10,092
Integrated Device Technology Inc	33,431	637,896	40,753
Intel Corp	17,420	560,688	(35,649)
International Business Machines Corp	10,036	1,725,978	(271,059)
International Game Technology PLC	9,598	180,068	(32,931)
International Paper Co	28,765	1,495,072	(408,042)
Intuit Inc	6,329	634,293	(72,594)
Invesco Ltd	13,406	551,817	(133,148)
ITT Corp	5,153	210,062	(37,798)
Jabil Circuit Inc	7,869	180,809	(4,779)
Janus Capital Group Inc	7,666	138,591	(34,334)
JetBlue Airways Corp	6,024	126,499	28,740
Johnson & Johnson	17,560	1,745,914	(106,688)
JPMorgan Chase & Co	29,799	1,909,106	(92,261)
Kimberly-Clark Corp	10,326	1,134,777	(8,830)
KLA-Tencor Corp	2,296	135,479	(20,679)
Kohl’s Corp	5,025	363,820	(131,113)
L Brands Inc	6,167	556,118	(286)
L-3 Communications Holdings Inc	5,878	676,244	(61,875)
Landstar System Inc	812	51,309	228
Lear Corp	2,148	239,827	(6,167)
Legg Mason Inc	3,371	182,765	(42,498)
Leidos Holdings Inc	1,257	53,221	(1,295)
Lennox International Inc	1,346	143,425	9,118
Lexmark International Inc	9,471	412,574	(138,104)
Liberty Interactive Corp QVC Group	5,268	151,094	(12,914)
LifePoint Health Inc	2,257	160,479	(458)
Lincoln Electric Holdings Inc	4,316	288,112	(61,825)
Lincoln National Corp	15,315	888,189	(161,339)
Lockheed Martin Corp	2,514	470,926	50,251
Lowe’s Cos Inc	15,574	1,096,410	(23,050)
LyondellBasell Industries NV	10,277	1,068,919	(212,229)
Macy’s Inc	11,043	712,763	(146,036)
Mallinckrodt PLC	1,857	157,724	(38,987)
ManpowerGroup Inc	19,100	1,631,824	(67,725)
Marathon Oil Corp	11,396	348,670	(173,172)
Marathon Petroleum Corp	31,950	1,617,803	(137,560)
Marriott International Inc	3,812	305,767	(45,788)
Masco Corp	39,175	966,929	19,498
Maxim Integrated Products Inc	7,882	256,947	6,311
McDonald’s Corp	11,083	1,070,675	21,333
McGraw Hill Financial Inc	3,433	360,030	(63,075)
McKesson Corp	1,252	244,833	(13,176)
Medivation Inc	14,168	794,339	(192,199)
Medtronic PLC	12,748	954,001	(100,650)
Merck & Co Inc	24,111	1,450,250	(259,407)
MetLife Inc	42,587	2,214,282	(206,305)
Michael Kors Holdings Ltd	4,542	221,302	(29,448)
Micron Technology Inc	31,240	818,287	(350,312)
Microsoft Corp	19,266	907,987	(55,274)
Molson Coors Brewing Co	3,918	287,929	37,343
Mondelez International Inc	18,667	716,678	64,909
Moody’s Corp	3,503	376,964	(32,969)
Morgan Stanley	23,396	874,598	(137,624)
MSCI Inc	5,665	347,369	(10,528)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Murphy Oil Corp	3,329	$157,166	($76,604)
Murphy USA Inc	6,396	398,283	(46,823)
Nabors Industries Ltd	47,691	703,459	(252,779)
Nasdaq Inc	8,014	393,912	33,475
National Oilwell Varco Inc	6,609	361,395	(112,566)
Navient Corp	21,662	425,768	(182,288)
NCR Corp	1,148	28,737	(2,620)
NetApp Inc	18,326	662,095	(119,646)
Newfield Exploration Co	6,853	254,774	(29,310)
NIKE Inc	14,634	1,465,105	334,438
Northrop Grumman Corp	13,150	2,034,307	147,936
Oceaneering International Inc	5,161	282,213	(79,489)
Oil States International Inc	12,321	455,944	(133,996)
Old Dominion Freight Line Inc	1,086	77,697	(11,451)
Omnicom Group Inc	3,888	296,123	(39,904)
ON Semiconductor Corp	29,521	354,196	(76,698)
OPKO Health Inc	6,002	63,195	(12,718)
Oracle Corp	32,541	1,428,795	(253,414)
Orbital ATK Inc	2,139	157,441	(3,711)
O’Reilly Automotive Inc	796	175,378	23,622
Owens Corning	28,433	1,115,704	75,923
Packaging Corp of America	2,896	199,457	(25,233)
Parker-Hannifin Corp	4,561	552,555	(108,770)
Patterson Cos Inc	1,019	47,176	(3,104)
Paychex Inc	3,286	160,567	(4,055)
PBF Energy Inc	2,688	73,748	2,134
PepsiCo Inc	36,318	3,456,733	(31,946)
Pfizer Inc	39,878	1,352,121	(99,553)
PG&E Corp	19,610	1,028,110	7,298
Phillips 66	10,938	879,833	(39,357)
Pinnacle Foods Inc	4,421	179,239	5,913
Pinnacle West Capital Corp	7,299	437,569	30,589
Pitney Bowes Inc	45,772	1,024,158	(115,584)
Polycom Inc	5,208	55,045	(465)
PTC Inc	5,924	224,667	(36,640)
Public Service Enterprise Group Inc	42,364	1,725,071	60,996
QEP Resources Inc	12,200	171,157	(18,291)
Quest Diagnostics Inc	4,862	344,127	(45,260)
Quintiles Transnational Holdings Inc	4,631	302,138	20,041
Rackspace Hosting Inc	21,144	854,156	(332,322)
Ralph Lauren Corp	5,052	679,911	(82,967)
Raytheon Co	10,934	1,148,880	45,769
Red Hat Inc	684	51,450	(2,284)
Regal Beloit Corp	438	34,017	(9,292)
Regions Financial Corp	37,842	376,662	(35,705)
Reinsurance Group of America Inc	4,321	398,709	(7,270)
Reliance Steel & Aluminum Co	2,205	142,934	(23,842)
Republic Services Inc	3,808	153,591	3,298
Rite Aid Corp	35,512	308,372	(92,815)
Robert Half International Inc	8,958	487,292	(29,001)
Rockwell Automation Inc	3,098	370,580	(56,226)
Ross Stores Inc	12,966	652,829	(24,366)
Ryder System Inc	1,444	138,090	(31,176)
Sally Beauty Holdings Inc	1,679	52,554	(12,678)
Santander Consumer USA Holdings Inc	11,314	272,224	(41,192)
SEI Investments Co	5,054	232,842	10,913
Service Corp International	2,911	80,267	(1,379)
Skechers U.S.A. Inc	804	113,195	(5,395)
Skyworks Solutions Inc	3,679	348,554	(38,746)
SM Energy Co	9,913	565,814	(248,201)
Snap-on Inc	2,568	389,293	(1,679)
SolarWinds Inc	2,704	131,280	(25,175)
Southwest Airlines Co	25,599	1,052,570	(78,784)
Spirit AeroSystems Holdings Inc	27,499	1,447,934	(118,633)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Springleaf Holdings Inc	3,146	$144,084	($6,541)
SPX Corp	622	12,106	(4,692)
SPX FLOW Inc	622	36,319	(14,904)
St Jude Medical Inc	4,150	295,796	(33,973)
Stanley Black & Decker Inc	4,274	430,188	(15,696)
Staples Inc	19,115	313,135	(88,916)
Starwood Hotels & Resorts Worldwide Inc	3,808	327,689	(74,533)
State Street Corp	13,670	1,065,408	(146,647)
Steel Dynamics Inc	17,746	390,792	(85,916)
Stryker Corp	5,513	512,211	6,562
Superior Energy Services Inc	1,971	27,917	(3,023)
SUPERVALU Inc	86,941	759,551	(135,314)
Synopsys Inc	7,370	348,035	(7,688)
Sysco Corp	7,001	252,804	20,025
Talen Energy Corp	3,977	54,538	(14,370)
Target Corp	18,523	1,465,966	(8,947)
Tech Data Corp	1,911	129,836	1,068
TEGNA Inc	12,711	355,798	(71,199)
Telephone & Data Systems Inc	1,042	28,605	(2,597)
Teradyne Inc	15,950	311,036	(23,776)
Terex Corp	8,385	191,795	(41,368)
Tesoro Corp	6,725	595,093	58,846
Texas Instruments Inc	798	42,826	(3,309)
Textron Inc	3,429	152,683	(23,616)
The Allstate Corp	21,378	1,478,963	(233,908)
The Boeing Co	5,457	784,468	(69,874)
The Clorox Co	3,742	397,383	34,929
The Coca-Cola Co	30,873	1,255,013	(16,388)
The Dow Chemical Co	12,039	619,474	(109,021)
The Dun & Bradstreet Corp	4,917	624,316	(108,031)
The Estee Lauder Cos Inc	9,192	789,884	(48,273)
The Gap Inc	18,319	726,042	(203,950)
The Goodyear Tire & Rubber Co	36,185	1,016,089	45,217
The Hartford Financial Services Group Inc	11,182	459,910	52,002
The Home Depot Inc	11,697	1,269,088	81,798
The Interpublic Group of Cos Inc	30,646	639,150	(52,892)
The Kroger Co	26,584	919,395	39,490
The Mosaic Co	6,317	280,793	(84,271)
The PNC Financial Services Group Inc	7,779	720,968	(27,081)
The Priceline Group Inc	154	191,734	(1,257)
The Procter & Gamble Co	28,086	2,248,727	(228,220)
The Timken Co	2,753	108,723	(33,044)
The TJX Cos Inc	12,267	804,061	72,048
The Travelers Cos Inc	16,161	1,646,948	(38,443)
The Walt Disney Co	622	68,423	(4,855)
The Western Union Co	15,814	334,818	(44,473)
Thermo Fisher Scientific Inc	2,146	272,197	(9,784)
Time Warner Inc	7,413	627,472	(117,828)
Torchmark Corp	3,460	195,725	(580)
Total System Services Inc	2,521	101,513	13,016
Trinity Industries Inc	12,134	334,183	(59,106)
Triumph Group Inc	1,712	97,757	(25,716)
Tupperware Brands Corp	720	48,047	(12,414)
Twenty-First Century Fox Inc	6,308	215,666	(45,476)
Tyco International Plc	7,030	278,430	(43,207)
Tyson Foods Inc	8,226	331,626	22,915
Ulta Salon Cosmetics & Fragrance Inc	453	69,130	4,868
Union Pacific Corp	6,818	727,354	(124,575)
United Technologies Corp	3,505	403,193	(91,283)
United Therapeutics Corp	3,984	665,511	(142,651)
UnitedHealth Group Inc	20,272	2,298,070	53,685
Universal Health Services Inc	4,545	528,091	39,170
Unum Group	16,528	575,018	(44,800)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
US Bancorp	16,117	$695,684	($34,725)
Valero Energy Corp	26,801	1,551,791	58,949
Validus Holdings Ltd	5,675	245,155	10,617
VCA Inc	2,468	125,423	4,517
Vectren Corp	2,366	99,938	(542)
VeriSign Inc	6,471	408,534	48,060
VF Corp	8,273	594,608	(30,307)
Viacom Inc	19,486	1,224,429	(383,608)
Voya Financial Inc	21,544	923,004	(87,743)
Wal-Mart Stores Inc	24,855	1,940,313	(328,715)
Waste Management Inc	5,617	277,216	2,567
Waters Corp	1,542	195,525	(13,245)
Wells Fargo & Co	22,101	1,222,423	(87,537)
WESCO International Inc	1,521	108,998	(38,317)
Western Digital Corp	9,094	881,658	(159,231)
Western Refining Inc	16,362	724,526	(2,635)
Westlake Chemical Corp	2,015	147,677	(43,118)
WestRock Co	8,245	515,592	(91,470)
Whirlpool Corp	1,045	187,175	(33,289)
Whiting Petroleum Corp	5,885	218,801	(128,937)
Williams-Sonoma Inc	1,782	133,562	2,494
World Fuel Services Corp	4,615	185,361	(20,144)
WPX Energy Inc	4,505	60,812	(30,989)
WR Berkley Corp	5,138	252,800	26,553
Wyndham Worldwide Corp	3,011	258,631	(42,140)
Xcel Energy Inc	9,055	307,047	13,590
Xerox Corp	62,369	718,759	(111,908)
Xilinx Inc	11,395	495,908	(12,760)
Yahoo! Inc	21,623	905,781	(280,660)
Yelp Inc	8,512	214,439	(30,069)
Zoetis Inc	5,082	230,788	(21,512)
Zynga Inc	52,375	136,583	(17,168)

			(17,705,532)

Total Long Positions			(18,092,479)

Short Positions:

Bermuda

Golar LNG Ltd	(15,436)	(655,120)	224,764
Teekay Corp	(8,938)	(429,983)	165,061

			389,825

Canada

Restaurant Brands International Inc	(8,707)	(354,816)	42,061

Panama

Copa Holdings SA	(2,210)	(210,687)	118,021

Singapore

Avago Technologies Ltd	(3,559)	(442,013)	(2,897)

United Kingdom

Liberty Global PLC	(816)	(39,059)	4,020
Pentair PLC	(4,423)	(274,934)	49,184

			53,204

United States

Abercrombie & Fitch Co	(1,386)	(27,235)	(2,134)
Acadia Healthcare Co Inc	(1,821)	(136,744)	16,067
Acxiom Corp	(1,747)	(36,190)	1,670
Adobe Systems Inc	(2,428)	(181,426)	(18,204)
Advance Auto Parts Inc	(6,090)	(877,481)	(276,757)
AECOM	(23,959)	(757,920)	98,808
Air Lease Corp	(4,468)	(174,750)	36,599
Air Products & Chemicals Inc	(2,899)	(424,751)	54,897

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Airgas Inc	(973)	($99,195)	$12,277
Akorn Inc	(26,890)	(1,120,832)	354,333
Albemarle Corp	(8,511)	(391,980)	16,645
Alcoa Inc	(9,118)	(125,681)	37,601
Alexion Pharmaceuticals Inc	(3,895)	(700,735)	91,596
Align Technology Inc	(11,443)	(678,848)	29,343
Alkermes PLC	(5,821)	(331,097)	(10,422)
Alleghany Corp	(2,503)	(1,191,934)	20,254
Allegheny Technologies Inc	(10,822)	(374,454)	220,998
Allegion PLC	(2,110)	(129,501)	7,839
Allergan PLC	(3,557)	(1,015,864)	49,036
Alliance Data Systems Corp	(7,484)	(2,233,723)	295,517
Alliant Energy Corp	(20,725)	(1,252,808)	40,603
Allison Transmission Holdings Inc	(5,467)	(168,452)	22,538
Alnylam Pharmaceuticals Inc	(6,542)	(696,549)	170,834
AMC Networks Inc	(684)	(54,393)	4,345
AMETEK Inc	(8,279)	(435,320)	2,163
Amphenol Corp	(11,509)	(643,219)	56,720
Anadarko Petroleum Corp	(9,950)	(818,862)	217,982
Analog Devices Inc	(4,345)	(270,130)	25,029
Antero Resources Corp	(1,128)	(49,861)	25,992
Aon PLC	(7,182)	(701,518)	65,121
Apache Corp	(15,716)	(1,070,387)	454,948
Arista Networks Inc	(2,536)	(192,317)	37,139
ARRIS Group Inc	(55,953)	(1,681,316)	228,216
Arthur J Gallagher & Co	(3,230)	(153,826)	20,492
Ascena Retail Group Inc	(4,527)	(56,174)	(6,797)
AT&T Inc	(22,099)	(738,902)	18,917
athenahealth Inc	(1,744)	(234,366)	1,804
Atmel Corp	(44,225)	(350,348)	(6,548)
Atmos Energy Corp	(2,074)	(112,058)	(8,607)
Autodesk Inc	(1,975)	(113,423)	26,247
AutoZone Inc	(327)	(221,603)	(15,089)
Avis Budget Group Inc	(23,717)	(1,048,820)	12,861
B/E Aerospace Inc	(9,148)	(546,671)	145,074
Ball Corp	(10,548)	(771,670)	115,584
Bank of America Corp	(25,862)	(421,651)	18,721
BankUnited Inc	(3,455)	(113,801)	(9,715)
Bio-Techne Corp	(979)	(92,123)	1,604
Black Knight Financial Services Inc	(1,076)	(37,436)	2,413
Bluebird Bio Inc	(524)	(69,219)	24,391
BorgWarner Inc	(25,215)	(1,483,381)	434,689
Boston Scientific Corp	(22,757)	(395,071)	21,629
Brookdale Senior Living Inc	(52,189)	(1,889,509)	691,249
Brown-Forman Corp	(8,335)	(802,905)	(4,757)
Cabela’s Inc	(8,998)	(480,046)	69,738
Cablevision Systems Corp	(23,164)	(472,645)	(279,490)
Cabot Oil & Gas Corp	(31,463)	(1,063,098)	375,317
Cadence Design Systems Inc	(3,766)	(71,198)	(6,683)
Calpine Corp	(2,696)	(54,929)	15,567
Campbell Soup Co	(3,844)	(173,484)	(21,330)
CarMax Inc	(20,815)	(1,449,617)	214,871
Caterpillar Inc	(4,347)	(378,379)	94,259
CBOE Holdings Inc	(3,438)	(191,932)	(38,689)
CDK Global Inc	(12,702)	(619,160)	12,258
CenterPoint Energy Inc	(22,609)	(469,366)	61,500
CenturyLink Inc	(22,745)	(807,693)	236,338
CH Robinson Worldwide Inc	(7,347)	(473,080)	(24,900)
Cheniere Energy Inc	(10,330)	(756,004)	257,065
Chevron Corp	(9,277)	(960,431)	228,661
Chipotle Mexican Grill Inc	(1,486)	(931,690)	(138,602)
Ciena Corp	(26,747)	(601,924)	47,726
Cimarex Energy Co	(3,032)	(371,123)	60,403
Cincinnati Financial Corp	(9,499)	(482,920)	(28,126)
Citigroup Inc	(10,770)	(569,328)	35,028
Clean Harbors Inc	(7,693)	(425,956)	87,695
CMS Energy Corp	(5,697)	(190,638)	(10,580)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Cobalt International Energy Inc	(87,470)	($887,319)	$268,031
Colfax Corp	(17,493)	(871,381)	348,165
Colgate-Palmolive Co	(4,620)	(312,692)	19,507
Columbia Pipeline Group Inc	(32,052)	(844,218)	257,986
Comerica Inc	(4,093)	(194,899)	26,677
ConAgra Foods Inc	(5,901)	(218,120)	(20,929)
Concho Resources Inc	(6,625)	(824,721)	173,483
CONSOL Energy Inc	(59,227)	(1,809,679)	1,229,255
Constellation Brands Inc	(10,384)	(1,204,503)	(95,677)
Con-way Inc	(900)	(37,054)	(5,651)
Core Laboratories NV	(7,574)	(990,302)	234,417
CoStar Group Inc	(1,678)	(336,459)	46,064
CST Brands Inc	(4,623)	(189,011)	33,400
Cullen/Frost Bankers Inc	(2,068)	(151,549)	20,066
Cypress Semiconductor Corp	(56,743)	(620,870)	137,420
Dana Holding Corp	(12,535)	(270,470)	71,414
DaVita HealthCare Partners Inc	(13,057)	(1,067,952)	123,539
Deere & Co	(3,729)	(336,308)	60,362
DeVry Education Group Inc	(1,567)	(40,545)	(2,093)
Diebold Inc	(1,964)	(59,466)	997
Discovery Communications Inc	(25,126)	(815,069)	161,039
DISH Network Corp	(7,542)	(509,263)	69,263
Dolby Laboratories Inc	(1,743)	(55,127)	(1,695)
Dollar Tree Inc	(3,794)	(259,066)	6,158
Dominion Resources Inc	(32,922)	(2,334,067)	17,016
Dover Corp	(6,522)	(492,709)	119,781
Dril-Quip Inc	(2,237)	(177,456)	47,218
Dunkin’ Brands Group Inc	(4,931)	(254,019)	12,400
E*TRADE Financial Corp	(23,745)	(687,413)	62,208
Eagle Materials Inc	(5,751)	(485,866)	92,383
East West Bancorp Inc	(1,100)	(44,893)	2,631
Eastman Chemical Co	(4,646)	(364,286)	63,597
Ecolab Inc	(9,315)	(1,051,769)	29,728
Endo International PLC	(14,600)	(1,241,903)	230,415
Energen Corp	(2,967)	(209,079)	61,144
Ensco PLC	(4,834)	(132,390)	64,327
Envision Healthcare Holdings Inc	(49,692)	(1,838,487)	10,319
EQT Corp	(6,242)	(558,056)	153,762
Esterline Technologies Corp	(545)	(58,798)	19,618
Eversource Energy	(12,095)	(586,564)	(25,685)
Exxon Mobil Corp	(7,871)	(694,989)	109,780
Facebook Inc	(5,895)	(458,999)	(70,961)
Fastenal Co	(20,837)	(878,233)	115,390
FEI Co	(5,610)	(436,195)	26,441
FireEye Inc	(3,644)	(147,619)	31,667
First Horizon National Corp	(9,199)	(131,730)	1,288
First Niagara Financial Group Inc	(53,512)	(479,150)	(67,207)
First Republic Bank	(3,665)	(214,415)	(15,637)
FirstEnergy Corp	(17,863)	(635,088)	75,798
FleetCor Technologies Inc	(7,839)	(1,228,021)	149,218
FLIR Systems Inc	(1,518)	(47,296)	4,807
Flowserve Corp	(3,014)	(169,862)	45,866
Fluor Corp	(1,096)	(65,757)	19,341
FMC Corp	(5,757)	(321,633)	126,413
FNF Group	(6,070)	(220,433)	5,130
Forest City Enterprises Inc	(3,136)	(74,986)	11,858
Fortinet Inc	(7,226)	(274,756)	(32,204)
Fossil Group Inc	(609)	(50,630)	16,599
Freeport-McMoRan Inc	(26,993)	(628,372)	366,810
Frontier Communications Corp	(140,591)	(927,375)	259,567
General Mills Inc	(4,495)	(249,055)	(3,249)
Genesee & Wyoming Inc	(5,198)	(481,661)	174,564
Gentex Corp	(27,577)	(479,848)	52,404
Genworth Financial Inc	(75,072)	(655,231)	308,399

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Global Payments Inc	(2,381)	($240,727)	($32,446)
Graphic Packaging Holding Co	(2,337)	(33,024)	3,134
Great Plains Energy Inc	(4,212)	(109,629)	(4,179)
Greif Inc	(1,053)	(36,490)	2,889
Halliburton Co	(18,733)	(913,020)	250,809
Hancock Holding Co	(3,214)	(93,768)	6,829
Hanesbrands Inc	(6,133)	(184,952)	7,463
Harley-Davidson Inc	(6,514)	(367,891)	10,272
Harman International Industries Inc	(605)	(77,209)	19,136
Harris Corp	(824)	(62,778)	2,503
Harsco Corp	(3,524)	(39,433)	7,470
Hasbro Inc	(5,307)	(374,172)	(8,675)
Helmerich & Payne Inc	(10,175)	(794,570)	313,699
Hertz Global Holdings Inc	(69,963)	(1,452,460)	281,979
Hexcel Corp	(20,884)	(1,049,211)	112,354
Hologic Inc	(10,083)	(340,726)	(53,822)
Huntington Bancshares Inc	(16,366)	(178,672)	5,192
Huntsman Corp	(19,648)	(454,878)	264,489
IDEX Corp	(693)	(52,331)	2,921
IDEXX Laboratories Inc	(17,315)	(1,116,469)	(169,170)
IHS Inc	(559)	(70,936)	6,092
Illumina Inc	(8,387)	(1,576,846)	102,243
Incyte Corp	(7,588)	(748,905)	(88,280)
Intercontinental Exchange Inc	(1,277)	(290,335)	(9,747)
Intuitive Surgical Inc	(2,280)	(1,123,295)	75,453
IPG Photonics Corp	(3,587)	(327,024)	54,519
ITC Holdings Corp	(7,757)	(276,483)	17,865
Jacobs Engineering Group Inc	(5,676)	(243,366)	30,914
Jarden Corp	(17,018)	(876,652)	44,812
Jazz Pharmaceuticals PLC	(6,167)	(1,093,125)	274,086
JB Hunt Transport Services Inc	(7,995)	(699,018)	128,175
JC Penney Co Inc	(6,093)	(50,376)	(6,228)
Johnson Controls Inc	(8,339)	(421,097)	76,196
Joy Global Inc	(4,845)	(207,873)	135,537
Juniper Networks Inc	(5,329)	(142,631)	5,622
Kansas City Southern	(18,649)	(1,914,072)	219,251
KAR Auction Services Inc	(1,137)	(41,825)	1,461
Kate Spade & Co	(21,431)	(702,440)	292,893
Kellogg Co	(7,263)	(459,540)	(23,813)
Kennametal Inc	(2,591)	(97,333)	32,843
Keurig Green Mountain Inc	(9,185)	(983,769)	504,864
KeyCorp	(3,798)	(55,495)	6,083
Kinder Morgan Inc	(46,611)	(1,994,765)	704,572
Kirby Corp	(3,424)	(275,711)	63,594
KLX Inc	(16,851)	(700,524)	98,270
Laboratory Corp of America Holdings	(7,988)	(945,931)	79,473
Lam Research Corp	(2,281)	(172,602)	23,584
Las Vegas Sands Corp	(16,493)	(867,557)	241,318
Leggett & Platt Inc	(14,717)	(671,007)	63,931
Lennar Corp	(16,444)	(754,515)	(36,935)
Leucadia National Corp	(8,820)	(184,211)	5,518
Level 3 Communications Inc	(43,646)	(2,444,056)	537,162
Liberty Broadband Corp	(986)	(53,902)	3,449
LinkedIn Corp	(3,112)	(642,584)	50,900
Lions Gate Entertainment Corp	(9,621)	(299,359)	(54,694)
Live Nation Entertainment Inc	(3,816)	(96,482)	4,746
Loews Corp	(27,108)	(1,097,222)	117,539
Louisiana-Pacific Corp	(66,617)	(1,089,324)	140,698
lululemon athletica Inc	(3,021)	(194,481)	41,467
Lumentum Holdings Inc	(5,947)	(147,926)	47,118
M&T Bank Corp	(4,105)	(493,596)	(7,009)
Macquarie Infrastructure Corp	(664)	(52,513)	2,939
Marsh & McLennan Cos Inc	(7,826)	(442,419)	33,745
Martin Marietta Materials Inc	(8,165)	(1,189,191)	(51,481)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
MasterCard Inc	(7,325)	($664,273)	$4,144
Mattel Inc	(38,067)	(983,957)	182,266
McCormick & Co Inc	(4,202)	(318,072)	(27,248)
MDC Holdings Inc	(4,972)	(134,488)	4,321
MDU Resources Group Inc	(41,499)	(853,941)	140,158
MEDNAX Inc	(3,948)	(280,834)	(22,333)
Memorial Resource Development Corp	(7,800)	(154,855)	17,731
Mettler-Toledo International Inc	(309)	(98,722)	10,737
MGM Resorts International	(47,695)	(970,084)	90,111
Microchip Technology Inc	(2,046)	(97,783)	9,621
Mohawk Industries Inc	(1,542)	(271,018)	(9,302)
Monsanto Co	(5,387)	(625,770)	166,043
Monster Beverage Corp	(7,400)	(1,008,432)	8,396
Motorola Solutions Inc	(133)	(7,805)	(1,289)
MSC Industrial Direct Co Inc	(7,875)	(564,709)	84,098
Mylan NV	(6,647)	(321,592)	53,983
National Fuel Gas Co	(10,606)	(668,520)	138,432
NetSuite Inc	(12,604)	(1,185,168)	127,693
Newell Rubbermaid Inc	(5,787)	(225,562)	(4,239)
News Corp	(3,217)	(49,892)	9,293
NextEra Energy Inc	(4,092)	(411,345)	12,170
Nielsen Holdings PLC	(21,542)	(973,181)	15,208
Noble Energy Inc	(9,857)	(480,921)	183,437
Norfolk Southern Corp	(2,625)	(263,563)	63,013
Northern Trust Corp	(2,652)	(195,362)	14,602
Norwegian Cruise Line Holdings Ltd	(7,484)	(364,960)	(63,873)
NRG Energy Inc	(46,911)	(1,178,812)	482,184
Nuance Communications Inc	(2,873)	(44,107)	(2,924)
Nucor Corp	(4,760)	(233,051)	54,313
NVR Inc	(49)	(65,073)	(9,663)
Occidental Petroleum Corp	(10,160)	(811,259)	139,175
OGE Energy Corp	(15,936)	(513,409)	77,400
ONEOK Inc	(19,637)	(861,517)	229,205
Oshkosh Corp	(5,591)	(296,843)	93,721
Owens-Illinois Inc	(8,079)	(196,828)	29,431
PACCAR Inc	(4,665)	(304,668)	61,294
PacWest Bancorp	(4,484)	(203,481)	11,521
Palo Alto Networks Inc	(9,005)	(1,329,640)	(219,220)
Pandora Media Inc	(26,120)	(469,616)	(87,785)
Panera Bread Co	(711)	(129,644)	(7,871)
Patterson-UTI Energy Inc	(19,395)	(428,662)	173,812
People’s United Financial Inc	(10,877)	(164,453)	(6,643)
PerkinElmer Inc	(19,892)	(1,021,686)	107,449
Philip Morris International Inc	(1,250)	(103,948)	4,786
Platform Specialty Products Corp	(9,033)	(162,719)	48,451
Polaris Industries Inc	(5,344)	(746,822)	106,237
PolyOne Corp	(1,797)	(71,758)	19,034
Post Holdings Inc	(13,963)	(665,507)	(159,707)
PPG Industries Inc	(3,244)	(360,467)	76,001
PPL Corp	(7,106)	(221,339)	(12,377)
Praxair Inc	(6,892)	(838,606)	136,587
Principal Financial Group Inc	(1,241)	(64,046)	5,297
Prosperity Bancshares Inc	(1,297)	(68,905)	5,209
PVH Corp	(3,058)	(320,251)	8,519
QIAGEN NV	(3,249)	(85,965)	2,141
Qorvo Inc	(4,244)	(288,014)	96,822
QUALCOMM Inc	(11,432)	(742,244)	128,003
Quanta Services Inc	(4,541)	(129,401)	19,463
Questar Corp	(10,191)	(237,357)	39,550
Range Resources Corp	(19,517)	(1,228,714)	601,828
Regeneron Pharmaceuticals Inc	(3,038)	(1,418,758)	5,663
Rent-A-Center Inc	(1,191)	(37,635)	8,754
Reynolds American Inc	(20,875)	(768,590)	(155,546)
Rice Energy Inc	(22,406)	(528,447)	166,366
Roper Technologies Inc	(4,104)	(692,446)	49,350

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Rowan Cos Plc	(6,227)	($141,707)	$41,141
Royal Caribbean Cruises Ltd	(2,691)	(179,902)	(59,839)
RPM International Inc	(4,466)	(214,369)	27,288
salesforce.com Inc	(13,552)	(990,557)	49,642
SanDisk Corp	(1,174)	(78,417)	14,633
SBA Communications Corp	(13,609)	(1,584,326)	158,919
SCANA Corp	(1,791)	(93,854)	(6,908)
Schlumberger Ltd	(806)	(74,409)	18,820
Scripps Networks Interactive Inc	(1,408)	(98,665)	29,405
Seagate Technology PLC	(2,905)	(170,315)	40,171
Sealed Air Corp	(16,746)	(771,303)	(13,749)
Seattle Genetics Inc	(13,842)	(565,543)	31,795
Sempra Energy	(9,254)	(969,099)	74,053
Semtech Corp	(1,683)	(28,920)	3,506
Sensata Technologies Holding NV	(38,197)	(2,021,543)	327,888
ServiceNow Inc	(7,427)	(548,375)	32,570
Signature Bank	(2,360)	(319,524)	(5,118)
Signet Jewelers Ltd	(3,962)	(536,546)	(2,801)
Silicon Laboratories Inc	(641)	(28,430)	1,803
Sirius XM Holdings Inc	(191,992)	(743,778)	25,728
Sirona Dental Systems Inc	(2,414)	(225,795)	472
SLM Corp	(25,655)	(264,402)	74,555
Solera Holdings Inc	(1,823)	(89,993)	(8,449)
Sotheby’s	(13,450)	(566,291)	136,160
Southwestern Energy Co	(30,374)	(849,188)	463,742
Spectra Energy Corp	(26,843)	(990,366)	285,200
Spectrum Brands Holdings Inc	(9,149)	(897,443)	60,218
Spirit Airlines Inc	(15,458)	(1,014,088)	282,924
Splunk Inc	(10,749)	(713,374)	118,417
Sprint Corp	(300,041)	(1,378,775)	226,617
Sprouts Farmers Market Inc	(87,706)	(2,438,038)	587,441
Starbucks Corp	(718)	(35,156)	(5,656)
Stericycle Inc	(8,766)	(1,169,405)	(51,786)
STERIS Corp	(2,946)	(197,242)	5,841
SunEdison Inc	(76,847)	(1,946,184)	1,394,422
SunPower Corp	(5,258)	(139,787)	34,417
SunTrust Banks Inc	(41,121)	(1,727,533)	155,066
SVB Financial Group	(2,132)	(280,095)	33,764
Synovus Financial Corp	(4,242)	(117,869)	(7,695)
T Rowe Price Group Inc	(21,932)	(1,780,980)	256,706
T-Mobile US Inc	(19,427)	(650,844)	(122,545)
Tableau Software Inc	(733)	(71,224)	12,746
Targa Resources Corp	(19,021)	(1,773,847)	793,894
Tempur Sealy International Inc	(7,971)	(486,472)	(82,896)
Tenet Healthcare Corp	(17,079)	(819,860)	189,303
Tesla Motors Inc	(10,364)	(2,382,595)	(191,823)
The ADT Corp	(18,080)	(651,940)	111,348
The Charles Schwab Corp	(69,259)	(2,163,322)	185,285
The Cooper Cos Inc	(3,044)	(541,689)	88,559
The Hain Celestial Group Inc	(9,402)	(565,449)	80,306
The Hershey Co	(4,206)	(391,181)	4,734
The Howard Hughes Corp	(2,209)	(318,634)	65,174
The JM Smucker Co	(1,548)	(179,698)	3,086
The Madison Square Garden Co	(1,672)	(138,786)	18,168
The Manitowoc Co Inc	(12,759)	(252,028)	60,643
The Middleby Corp	(1,963)	(200,488)	(6,000)
The Progressive Corp	(50,844)	(1,370,266)	(187,594)
The Sherwin-Williams Co	(1,028)	(286,074)	57,056
The Southern Co	(19,532)	(864,739)	(8,341)
The Ultimate Software Group Inc	(3,342)	(549,902)	(48,350)
The Valspar Corp	(1,553)	(127,086)	15,456
The Wendy’s Co	(5,899)	(63,786)	12,759
The WhiteWave Foods Co	(6,480)	(283,829)	23,657
Thomson Reuters Corp	(3,748)	(153,671)	2,777

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Tiffany & Co	(5,416)	($476,732)	$58,509
Toll Brothers Inc	(3,442)	(123,179)	5,325
Tractor Supply Co	(1,620)	(138,297)	1,698
TransDigm Group Inc	(6,275)	(1,385,920)	53,047
TreeHouse Foods Inc	(6,359)	(513,055)	18,389
Trimble Navigation Ltd	(16,578)	(406,384)	134,173
TripAdvisor Inc	(9,306)	(709,305)	122,841
Twitter Inc	(34,593)	(1,221,635)	289,700
UGI Corp	(2,417)	(83,911)	(249)
Under Armour Inc	(18,179)	(1,407,659)	(351,704)
United Natural Foods Inc	(3,686)	(249,082)	70,274
United Parcel Service Inc	(9,150)	(917,203)	14,190
United Rentals Inc	(6,078)	(599,797)	234,813
USG Corp	(66,380)	(1,832,059)	65,023
Vantiv Inc	(7,577)	(301,243)	(39,116)
Varian Medical Systems Inc	(5,294)	(458,954)	68,363
VeriFone Systems Inc	(12,671)	(453,341)	101,974
Verisk Analytics Inc	(2,648)	(199,233)	3,519
Vertex Pharmaceuticals Inc	(5,970)	(737,179)	115,463
Viavi Solutions Inc	(51,668)	(375,872)	98,414
Visa Inc	(19,339)	(1,278,802)	(68,353)
Vista Outdoor Inc	(610)	(28,332)	1,230
Visteon Corp	(7,799)	(796,865)	7,294
VMware Inc	(883)	(77,581)	8,009
Vulcan Materials Co	(1,916)	(165,516)	(5,391)
WABCO Holdings Inc	(2,462)	(308,644)	50,553
Wabtec Corp	(2,205)	(215,948)	21,798

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Walgreens Boots Alliance Inc	(11,594)	($965,162)	$1,701
Waste Connections Inc	(4,474)	(210,897)	(6,450)
Watsco Inc	(1,368)	(165,629)	3,548
Weatherford International PLC	(42,676)	(621,951)	260,058
WEC Energy Group Inc	(6,457)	(312,506)	(24,679)
WellCare Health Plans Inc	(2,405)	(195,811)	(11,452)
Westar Energy Inc	(964)	(35,357)	(1,700)
WEX Inc	(3,370)	(385,782)	93,131
Whole Foods Market Inc	(1,012)	(48,618)	16,588
Willis Group Holdings PLC	(4,795)	(229,916)	33,465
WisdomTree Investments Inc	(17,254)	(318,672)	40,365
Workday Inc	(9,452)	(852,205)	201,340
WR Grace & Co	(5,899)	(571,316)	22,414
WW Grainger Inc	(2,371)	(586,847)	77,058
Wynn Resorts Ltd	(11,081)	(1,258,758)	670,135
Xylem Inc	(3,281)	(120,446)	12,666
Zebra Technologies Corp	(8,504)	(757,174)	106,193
Zions Bancorporation	(14,321)	(409,118)	14,718

			27,998,128

Total Short Positions			28,598,342

Total Long and Short Positions			10,505,863

Net Cash and Other Receivables (Payables) (3)			(428,176)

			$10,077,687

Description	Counter- party	Expiration Dates (1)	Value
The fund receives or pays the total return on all long and short positions within the basket and pays or receives the 1-Month AUD-BBSW plus or minus a specified spread, which is denominated in AUD based on the local currencies of the positions within the swap.	JPM	06/06/16- 10/14/16	$270,559

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2015:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Australia

Amcor Ltd	40,913	$428,361	($48,277)
Ansell Ltd	7,852	122,743	(18,532)
Boral Ltd	96,540	434,376	(76,600)
Caltex Australia Ltd	27,922	762,602	(144,702)
Cochlear Ltd	857	56,476	(6,184)
Echo Entertainment Group Ltd	132,966	464,182	(11,406)
Harvey Norman Holdings Ltd	19,747	56,155	(1,942)
Iluka Resources Ltd	7,430	50,759	(18,257)
Newcrest Mining Ltd	17,635	182,716	(23,105)
Qantas Airways Ltd	230,222	601,736	1,065
Tabcorp Holdings Ltd	72,938	261,291	(21,448)
Telstra Corp Ltd	192,988	968,776	(206,907)
Treasury Wine Estates Ltd	35,469	150,055	13,893
Woodside Petroleum Ltd	30,715	847,886	(219,873)

			(782,275)

New Zealand

Fletcher Building Ltd	13,183	64,209	(6,560)

Total Long Positions			(788,835)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Short Positions:

Australia

ALS Ltd	(7,957)	($29,540)	$3,757
AMP Ltd	(35,998)	(185,857)	44,845
Australia & New Zealand Banking Group Ltd	(8,176)	(221,182)	64,555
Bank of Queensland Ltd	(4,230)	(45,042)	10,455
Brambles Ltd	(51,923)	(451,140)	95,146
Commonwealth Bank of Australia	(1,581)	(107,554)	26,213
Crown Resorts Ltd	(26,027)	(273,498)	92,141
Insurance Australia Group Ltd	(17,159)	(76,597)	17,900
National Australia Bank Ltd	(4,723)	(132,422)	32,200
Origin Energy Ltd +	(18,333)	(190,535)	109,587
QBE Insurance Group Ltd	(34,176)	(372,373)	62,098
REA Group Ltd	(1,343)	(41,452)	(458)
Seek Ltd	(76,878)	(869,851)	217,543
Suncorp Group Ltd	(4,303)	(44,626)	7,550
Transurban Group	(25,423)	(205,899)	28,101
Westpac Banking Corp	(12,188)	(338,828)	82,615
Woolworths Ltd	(29,515)	(682,130)	166,014

			1,060,262

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Ireland

James Hardie Industries PLC	(4,064)	($48,163)	($887)

Total Short Positions			1,059,375

Total Long and Short Positions			270,540

Net Cash and Other Receivables (Payables) (3)			19

			$270,559

Description	Counter- party	Expiration Dates (1)	Value
The fund receives or pays the total return on all long and short positions within the basket and pays or receives the 1-Month GBP-LIBOR plus or minus a specified spread, which is denominated in GBP based on the local currencies of the positions within the swap.	JPM	06/01/16- 10/11/16	$3,001,341

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2015:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Australia

BHP Billiton PLC	16,958	$410,204	($151,322)

Germany

TUI AG	3,013	55,715	(53)

India

Vedanta Resources PLC	12,856	127,714	(44,760)

South Africa

Investec PLC	7,980	74,576	(13,407)
Mondi PLC	14,079	282,335	13,145

			(262)

Switzerland

Coca-Cola HBC AG	2,069	42,984	887
Wolseley PLC	1,753	103,265	(716)

			171

United Kingdom

AstraZeneca PLC	7,145	484,348	(30,903)
BAE Systems PLC	9,201	70,633	(8,165)
Barclays PLC	77,240	296,997	(11,438)
Barratt Developments PLC	80,033	624,490	158,410
Berkeley Group Holdings PLC	7,993	311,595	93,111
BT Group PLC	137,076	951,822	(79,568)
Bunzl PLC	4,145	116,400	(5,140)
Centrica PLC	24,343	95,583	(10,992)
Compass Group PLC	36,383	638,657	(57,801)
Daily Mail & General Trust PLC	3,824	51,579	(7,901)
DCC PLC	4,725	332,065	25,370
Direct Line Insurance Group PLC	21,632	114,239	8,699
DS Smith PLC	34,418	197,841	7,777
easyJet PLC	1,935	52,797	(649)
GKN PLC	24,805	132,632	(31,722)
Greene King PLC	7,387	92,311	(3,295)
Howden Joinery Group PLC	31,532	235,221	(2,586)
Imperial Tobacco Group PLC	6,121	298,527	18,284
Indivior PLC	11,111	35,201	3,017
Intermediate Capital Group PLC	5,014	45,015	(5,752)
International Consolidated Airlines Group SA	38,658	321,107	23,885
ITV PLC	42,886	163,968	(3,954)
John Wood Group PLC	12,117	124,515	(11,553)
Just Eat PLC	38,442	241,118	(1,999)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Kingfisher PLC	105,878	$569,910	$5,829
Legal & General Group PLC	37,998	150,403	(13,189)
Man Group PLC	379,196	1,006,991	(124,646)
Marks & Spencer Group PLC	50,603	414,181	(29,647)
National Grid PLC	94,059	1,263,526	46,407
Pearson PLC	20,088	403,381	(60,057)
Persimmon PLC	28,149	730,469	127,213
Playtech PLC	2,737	37,547	(3,200)
Rio Tinto PLC	7,784	350,260	(89,117)
Smith & Nephew PLC	15,538	266,329	5,392
Smiths Group PLC	5,887	103,312	(13,616)
Stagecoach Group PLC	10,862	64,502	(8,983)
Tate & Lyle PLC	6,583	59,942	(1,153)
Taylor Wimpey PLC	419,896	1,050,968	194,742
Thomas Cook Group PLC	132,008	290,640	(58,978)
Vodafone Group PLC	258,293	909,368	(92,638)
Whitbread PLC	1,288	101,612	(10,510)
William Hill PLC	35,370	198,558	(10,533)
WPP PLC	35,528	825,592	(85,730)

			(157,279)

Total Long Positions			(353,505)

Short Positions:

Chile

Antofagasta PLC	(120,884)	(1,380,759)	464,095

Ireland

Experian PLC	(4,332)	(76,946)	7,422

Switzerland

Glencore PLC	(107,094)	(507,801)	358,566

United Kingdom

Aberdeen Asset Management PLC	(49,827)	(345,390)	121,289
Admiral Group PLC	(16,099)	(381,205)	14,686
Aggreko PLC	(6,104)	(151,114)	63,074
Anglo American PLC	(31,358)	(537,989)	275,658
ARM Holdings PLC	(43,013)	(739,465)	119,598
Ashtead Group PLC	(2,382)	(40,994)	7,374
ASOS PLC	(847)	(47,284)	11,776
Associated British Foods PLC	(11,208)	(487,342)	(80,690)
Aviva PLC	(35,326)	(279,575)	37,414
Babcock International Group PLC	(15,574)	(238,344)	22,900
Balfour Beatty PLC	(25,647)	(94,056)	(3,735)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
British American Tobacco PLC	(39,989)	($2,195,824)	($14,227)
Cable & Wireless Communications PLC	(39,099)	(35,585)	2,733
Cobham PLC	(71,678)	(321,965)	11,567
Croda International PLC	(1,703)	(73,505)	3,558
Diageo PLC	(42,530)	(1,174,311)	29,812
G4S PLC	(7,660)	(34,000)	7,211
Hargreaves Lansdown PLC	(48,470)	(889,864)	2,383
HSBC Holdings PLC	(115,017)	(1,123,025)	252,949
Inmarsat PLC	(9,406)	(142,661)	2,655
Intertek Group PLC	(8,839)	(355,295)	29,474
J Sainsbury PLC	(41,678)	(171,274)	6,322
Johnson Matthey PLC	(2,456)	(124,209)	32,979
Ladbrokes PLC	(71,433)	(137,705)	34,024
Meggitt PLC	(7,713)	(61,951)	6,261
Next PLC	(677)	(74,725)	(3,410)
Ocado Group PLC	(6,015)	(31,229)	2,046
Old Mutual PLC	(126,740)	(448,741)	85,071
Petrofac Ltd	(26,359)	(359,672)	52,432
Prudential PLC	(11,922)	(295,302)	43,265
Reckitt Benckiser Group PLC	(2,681)	(235,558)	(7,798)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Rolls-Royce Holdings PLC	(91,651)	($1,449,691)	$508,585
Rotork PLC	(17,999)	(65,385)	20,420
Royal Bank of Scotland Group PLC	(23,631)	(122,848)	9,926
RSA Insurance Group PLC	(26,879)	(176,669)	12,565
Serco Group PLC	(124,607)	(243,844)	51,381
Sky PLC	(7,722)	(126,872)	4,679
Sports Direct International PLC	(8,139)	(76,861)	(16,513)
SSE PLC	(5,556)	(131,890)	5,888
Standard Chartered PLC	(32,085)	(520,971)	209,045
Standard Life PLC	(72,190)	(511,418)	86,579
Tesco PLC	(443,389)	(1,442,910)	210,860
The Weir Group PLC	(22,796)	(663,187)	258,858

			2,530,924

Total Short Positions			3,361,007

Total Long and Short Positions			3,007,502

Net Cash and Other Receivables (Payables) (3)			(6,161)

			$3,001,341

Description	Counter- party	Expiration Dates (1)	Value
The fund receives or pays the total return on all long and short positions within the basket and pays or receives the 1-Month HKD-HIBOR plus or minus a specified spread, which is denominated in HKD based on the local currencies of the positions within the swap.	JPM	06/06/16- 10/11/16	$647,231

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2015:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Hong Kong

BOC Hong Kong Holdings Ltd	68,000	$239,128	($37,975)
CK Hutchison Holdings Ltd	70,500	1,010,089	(91,981)
CLP Holdings Ltd	79,000	678,483	(4,757)
Hang Lung Properties Ltd	58,000	180,171	(49,652)
Hang Seng Bank Ltd	3,000	59,453	(5,304)
Henderson Land Development Co Ltd	45,100	329,489	(59,562)
Kerry Properties Ltd	66,500	257,119	(74,345)
Li & Fung Ltd	200,000	153,734	(77)
MTR Corp Ltd	33,500	166,188	(20,161)
New World Development Co Ltd	295,000	386,979	(99,915)
Orient Overseas International Ltd	15,000	79,018	(8,355)
Power Assets Holdings Ltd	3,500	30,979	2,213
Sino Land Co Ltd	82,000	128,674	(3,529)
Sun Hung Kai Properties Ltd	6,000	76,803	1,401
WH Group Ltd	668,000	462,182	(129,416)
Yue Yuen Industrial Holdings Ltd	10,000	36,732	460

			(580,955)

Total Long Positions			(580,955)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Short Positions:

China

MGM China Holdings Ltd	(336,597)	($652,693)	$260,847
Wynn Macau Ltd	(276,770)	(544,363)	226,991

			487,838

Hong Kong

Cathay Pacific Airways Ltd	(91,000)	(221,619)	50,175
Galaxy Entertainment Group Ltd	(193,709)	(866,843)	369,375
HKT Trust & HKT Ltd	(218,484)	(265,410)	5,067
Hong Kong & China Gas Co Ltd	(588,592)	(1,236,193)	131,213
Sands China Ltd	(72,800)	(298,195)	76,775
SJM Holdings Ltd	(127,295)	(157,500)	66,883
Swire Properties Ltd	(108,392)	(352,098)	51,192
Techtronic Industries Co Ltd	(133,219)	(463,488)	(32,687)
The Wharf Holdings Ltd	(12,000)	(86,739)	18,934

			736,927

United States

Samsonite International SA	(149,272)	(493,373)	3,421

Total Short Positions			1,228,186

Total Long and Short Positions			647,231

Net Cash and Other Receivables (Payables) (3)			—

			$647,231

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Description	Counter- party	Expiration Date (1)	Value
The fund receives or pays the total return on all long and short positions within the basket and pays or receives the 1-Month SGD-SIBOR plus or minus a specified spread, which is denominated in SGD based on the local currencies of the positions within the swap.	JPM	06/06/16	$241,886

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2015:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Singapore

ComfortDelGro Corp Ltd	72,600	$166,329	($19,351)
Singapore Airlines Ltd	37,400	313,500	(31,777)

			(51,128)

Total Long Positions			(51,128)

Short Positions:

Singapore

DBS Group Holdings Ltd	(8,700)	(136,729)	37,331
Global Logistic Properties Ltd	(51,900)	(107,022)	32,370

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Golden Agri-Resources Ltd	(342,600)	($101,888)	$22,262
Keppel Corp Ltd	(125,486)	(775,878)	174,256
Oversea-Chinese Banking Corp Ltd	(15,258)	(121,257)	26,787

			293,006

Total Short Positions			293,006

Total Long and Short Positions			241,878

Net Cash and Other Receivables (Payables) (3)			8

			$241,886

Description	Counter- party	Expiration Date (1)	Value
The fund receives or pays the total return on all long and short positions within the basket and pays or receives the 1-Month USD-LIBOR plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	JPM	06/06/16	$187,779

The following table represents the individual short positions and related values within the total return basket swap as of September 30, 2015:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Short Positions:

Hong Kong

Jardine Matheson Holdings Ltd	(4,100)	($241,366)	$47,536

Singapore

Hutchison Port Holdings Trust	(105,000)	(68,680)	10,818

Total Short Positions			58,354

Net Cash and Other Receivables (Payables) (3)			129,425

			$187,779

Description	Counter- party	Expiration Date (1)	Value
The fund receives or pays the total return on all long and short positions within the basket and pays or receives the 1-Day CAD-USD Discount Rate plus or minus a specified spread, which is denominated in CAD based on the local currencies of the positions within the swap.	MSC	05/04/16	$2,069,293

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2015:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Canada

Air Canada	20,178	$189,979	($27,739)
Alimentation Couche-Tard Inc	7,447	286,066	56,402
Bank of Montreal	4,875	316,471	(50,602)
BCE Inc	4,042	179,588	(14,152)
BlackBerry Ltd	67,269	644,351	(231,513)
Canadian Imperial Bank of Commerce	3,799	302,443	(29,496)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Canadian National Railway Co	2,162	$139,287	($16,517)
Canadian Tire Corp Ltd	1,578	166,296	(24,341)
Canfor Corp	19,882	378,478	(141,443)
CCL Industries Inc	211	29,164	455
CGI Group Inc	9,375	394,865	(55,201)
CI Financial Corp	2,854	82,124	(17,323)
Constellation Software Inc	1,383	562,521	17,157
Dollarama Inc	3,925	225,376	39,712
Empire Co Ltd	5,274	126,086	(17,602)
Fairfax Financial Holdings Ltd	438	233,689	(34,221)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Finning International Inc	18,478	$366,472	($95,360)
IGM Financial Inc	1,423	53,236	(17,131)
Intact Financial Corp	1,189	89,309	(5,807)
Kinross Gold Corp	62,204	153,792	(45,652)
Linamar Corp	6,968	418,385	(53,146)
Magna International Inc	27,206	1,443,272	(138,322)
Metro Inc	7,030	197,076	(5,536)
National Bank of Canada	2,230	89,826	(18,639)
Open Text Corp	5,028	222,718	2,440
Ritchie Bros Auctioneers Inc	1,068	28,978	(1,368)
Royal Bank of Canada	8,493	561,426	(91,813)
Shaw Communications Inc	3,567	80,955	(11,887)
The Bank of Nova Scotia	5,689	313,317	(62,523)
The Toronto-Dominion Bank	9,128	419,659	(59,874)
West Fraser Timber Co Ltd	10,670	504,167	(165,157)

			(1,316,199)

Total Long Positions:			(1,316,199)

Short Positions:

Canada

Agnico Eagle Mines Ltd	(17,003)	(521,791)	90,759
Agrium Inc	(1,459)	(152,797)	22,039
AltaGas Ltd	(6,412)	(200,406)	42,425
ARC Resources Ltd	(9,302)	(135,199)	12,241
Barrick Gold Corp	(15,800)	(203,073)	102,555
CAE Inc	(1,539)	(18,691)	2,384
Cameco Corp	(10,025)	(171,824)	49,601
Canadian Natural Resources Ltd	(5,071)	(104,612)	5,852
Canadian Oil Sands Ltd	(14,130)	(147,263)	80,451
Canadian Pacific Railway Ltd	(842)	(160,566)	39,715
Canadian Utilities Ltd	(7,731)	(227,487)	18,295
Cenovus Energy Inc	(38,684)	(660,974)	74,265
Eldorado Gold Corp	(22,427)	(111,911)	39,983
Enbridge Inc	(8,309)	(420,954)	112,441

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Encana Corp	(18,015)	($126,585)	$10,625
First Quantum Minerals Ltd	(80,281)	(1,154,149)	859,976
Fortis Inc	(3,325)	(107,194)	12,091
Gildan Activewear Inc	(18,780)	(601,514)	34,666
Goldcorp Inc	(26,097)	(490,955)	163,789
Husky Energy Inc	(41,807)	(813,740)	161,807
Imperial Oil Ltd	(12,099)	(472,404)	89,080
Manulife Financial Corp	(8,383)	(154,639)	24,983
Methanex Corp	(3,744)	(213,794)	89,733
Peyto Exploration & Development Corp	(2,805)	(79,905)	21,577
Potash Corp of Saskatchewan Inc	(12,541)	(405,768)	147,993
Power Financial Corp	(1,728)	(53,476)	13,853
Precision Drilling Corp	(30,940)	(185,705)	71,172
Rogers Communications Inc	(10,502)	(375,124)	13,279
Silver Wheaton Corp	(19,649)	(370,379)	134,208
SNC-Lavalin Group Inc	(980)	(34,995)	7,104
Sun Life Financial Inc	(3,179)	(103,958)	1,430
Teck Resources Ltd	(27,557)	(362,893)	231,355
Tourmaline Oil Corp	(11,796)	(357,040)	82,404
TransCanada Corp	(13,344)	(578,545)	156,577
Vermilion Energy Inc	(3,835)	(179,308)	55,823
Yamana Gold Inc	(30,452)	(84,895)	33,552

			3,110,083

United States

Valeant Pharmaceuticals International Inc	(4,911)	(1,152,974)	276,391

Total Short Positions			3,386,474

Total Long and Short Positions			2,070,275

Net Cash and Other Receivables (Payables) (3)			(982)

			$2,069,293

Description	Counter- party	Expiration Date (1)	Value
The fund receives or pays the total return on all long and short positions within the basket and pays or receives the 1-Day CHF-TOIS plus or minus a specified spread, which is denominated in CHF based on the local currencies of the positions within the swap.	MSC	05/04/16	$185,767

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2015:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Switzerland

Actelion Ltd	11,251	$1,574,165	($142,953)
Adecco SA	1,122	92,266	(9,996)
Baloise Holding AG	1,563	199,753	(20,194)
Flughafen Zuerich AG	348	272,294	(29,820)
Geberit AG	815	292,362	(42,835)
Givaudan SA	66	124,879	(17,336)
Helvetia Holding AG	297	168,676	(22,721)
Kuehne + Nagel International AG	466	70,226	(10,254)
Lonza Group AG	1,242	177,048	(13,712)
Novartis AG	12,097	1,252,490	(138,178)
Partners Group Holding AG	302	96,109	6,497
Swiss Life Holding AG	1,185	284,760	(19,833)
Swiss Re AG	8,569	766,075	(29,489)
Swisscom AG	285	172,063	(29,590)
Zurich Insurance Group AG	640	201,331	(43,878)

			(564,292)

Total Long Positions			(564,292)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Short Positions:

Switzerland

Aryzta AG	(7,467)	($400,317)	$83,428
Barry Callebaut AG	(80)	(97,264)	10,108
Cie Financiere Richemont SA	(9,426)	(851,642)	117,284
Credit Suisse Group AG	(24,060)	(635,680)	56,852
Dufry AG	(1,167)	(157,430)	20,583
LafargeHolcim Ltd	(5,117)	(386,396)	117,562
Nestle SA	(18,034)	(1,413,682)	55,605
OC Oerlikon Corp AG	(6,862)	(91,048)	23,592
SGS SA	(95)	(187,042)	20,946
Sonova Holding AG	(360)	(50,191)	3,767
The Swatch Group AG	(2,628)	(1,137,049)	161,054
UBS Group AG	(27,971)	(597,409)	79,075

			749,856

Total Short Positions			749,856

Total Long and Short Positions			185,564

Net Cash and Other Receivables (Payables) (3)			203

			$185,767

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Description	Counter- party	Expiration Date (1)	Value
The fund receives or pays the total return on all long and short positions within the basket and pays or receives the 1-Day EUR-EONIA plus or minus a specified spread, which is denominated in EUR based on the local currencies of the positions within the swap.	MSC	05/04/16	$3,059,700

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2015:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Belgium

bpost SA	4,215	$104,801	($4,721)
KBC Groep NV	5,337	368,831	(32,281)
Proximus	12,598	470,101	(35,931)
Solvay SA	493	73,565	(23,176)

			(96,109)

Finland

Amer Sports OYJ	2,452	67,457	(5,000)
Elisa OYJ	3,195	98,349	9,803
Neste OYJ	6,848	182,331	(24,522)
Orion OYJ	4,678	153,738	23,344
UPM-Kymmene OYJ	10,169	183,997	(31,215)

			(27,590)

France

Accor SA	1,584	87,383	(13,231)
AXA SA	13,574	345,027	(15,487)
Cap Gemini SA	4,622	416,279	(4,429)
Cie Generale des Etablissements Michelin	1,290	144,814	(27,099)
Eiffage SA	1,646	99,937	1,828
Eutelsat Communications SA	4,648	161,710	(19,075)
Ingenico Group	249	29,278	799
Lagardere SCA	2,154	68,814	(9,106)
L’Oreal SA	1,127	215,240	(19,268)
Numericable-SFR SAS	579	29,044	(2,226)
Orange SA	48,254	787,102	(57,347)
Peugeot SA	89,021	1,691,821	(346,944)
Publicis Groupe SA	4,244	354,386	(64,433)
Sanofi	6,899	711,065	(53,824)
SCOR SE	3,806	131,526	5,177
SEB SA	1,122	108,812	(5,311)
Societe BIC SA	619	102,831	(6,608)
Sodexo SA	1,982	202,157	(37,759)
Teleperformance	887	64,295	2,982
Thales SA	6,920	463,819	18,291
Valeo SA	642	103,838	(16,897)
Veolia Environnement SA	5,451	114,299	10,619
Vivendi SA	24,920	625,412	(35,429)

			(694,777)

Germany

Allianz SE	6,459	1,116,530	(104,171)
Aurubis AG	3,509	227,742	(4,710)
Bayer AG	4,486	652,376	(79,025)
Brenntag AG	1,332	80,042	(8,359)
Deutsche Lufthansa AG	22,312	313,748	(4,031)
Deutsche Post AG	4,722	156,797	(26,107)
Freenet AG	28,865	960,083	(7,366)
GEA Group AG	1,434	69,769	(15,269)
Hannover Rueck SE	2,455	249,859	1,138
HeidelbergCement AG	803	63,761	(8,777)
Henkel AG & Co KGaA	517	61,212	(8,093)
HOCHTIEF AG	2,368	190,870	6,272
HUGO BOSS AG	1,987	245,582	(22,755)
KION Group AG	3,051	141,120	(5,865)
Linde AG	666	131,907	(24,025)
Merck KGaA	3,859	426,615	(84,974)
MTU Aero Engines AG	475	46,764	(7,090)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,264	$640,348	($32,277)
OSRAM Licht AG	1,221	68,078	(4,992)
Porsche Automobil Holding SE	2,810	266,731	(147,129)
ProSiebenSat.1 Media SE	5,346	277,682	(15,888)
Symrise AG	1,987	125,020	(5,662)
Zalando SE	2,954	99,160	(1,318)

			(610,473)

Italy

A2A SpA	80,696	93,733	6,612
Atlantia SpA	3,035	84,493	482
Autogrill SpA	41,682	390,482	(10,003)
Azimut Holding SpA	8,763	214,420	(25,828)
Banca Generali SpA	3,917	124,949	(14,302)
Banca Popolare di Milano Scarl	341,946	354,500	(16,529)
FinecoBank Banca Fineco SpA	21,330	173,021	(31,209)
Finmeccanica SpA	2,175	29,303	(2,003)
Mediaset SpA	31,187	159,696	(15,948)
Moncler SpA	10,488	191,958	(3,900)
Pirelli & C. SpA	17,265	298,934	(10,006)
Prysmian SpA	28,249	639,961	(55,586)
Recordati SpA	6,179	152,841	(10,129)
Snam SpA	15,205	79,549	(1,301)
UnipolSai SpA	28,409	76,573	(14,612)

			(204,262)

Luxembourg

SES SA	5,066	176,713	(16,854)

Netherlands

Aegon NV	18,597	145,978	(38,881)
Akzo Nobel NV	554	42,299	(6,283)
Boskalis Westminster	8,928	467,639	(76,800)
Delta Lloyd NV	16,214	284,111	(147,653)
Koninklijke Ahold NV	15,429	299,300	1,836
Koninklijke DSM NV	618	35,164	(6,628)
Koninklijke KPN NV	50,560	190,833	(1,315)
Randstad Holding NV	7,283	438,469	(3,877)
Wolters Kluwer NV	18,460	593,031	(23,871)

			(303,472)

Portugal

NOS SGPS SA	7,124	59,002	(168)

Spain

ACS Actividades de Construccion y Servicios SA	1,060	37,401	(6,920)
Almirall SA	3,306	66,421	(7,423)
Enagas SA	3,929	120,760	(8,149)
Endesa SA	21,582	426,021	28,712
Gamesa Corp Tecnologica SA	34,469	558,012	(80,143)
Iberdrola SA	146,649	983,873	(8,161)
Mediaset Espana Comunicacion SA	7,260	96,970	(17,674)
Red Electrica Corp SA	919	77,242	(902)

			(100,660)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
United Kingdom

Dialog Semiconductor PLC	13,095	$615,324	($91,346)
RELX NV	39,262	619,693	21,326
Unilever NV	4,834	212,239	(17,698)

			(87,718)

Total Long Positions			(2,142,083)

Short Positions

Belgium

Anheuser-Busch InBev SA	(2,857)	(347,983)	44,528
UCB SA	(710)	(50,436)	(5,134)

			39,394

Finland

Nokia OYJ	(26,378)	(176,133)	(4,584)
Nokian Renkaat OYJ	(1,095)	(33,502)	(1,995)
Sampo OYJ	(8,519)	(413,224)	65

			(6,514)

France

Airbus Group SE	(2,156)	(148,366)	20,307
Arkema SA	(1,096)	(88,402)	17,280
BNP Paribas SA	(15,871)	(1,006,345)	71,764
Bollore SA	(56,842)	(310,303)	33,161
Carrefour SA	(13,832)	(479,821)	69,901
Casino Guichard Perrachon SA	(7,686)	(570,530)	161,210
Credit Agricole SA	(11,948)	(186,777)	49,685
Danone SA	(8,091)	(588,244)	76,534
Edenred	(1,760)	(47,679)	18,890
Electricite de France SA	(6,294)	(155,964)	44,789
Engie SA	(17,514)	(350,286)	66,673
Kering	(471)	(88,532)	11,440
LVMH Moet Hennessy Louis Vuitton SE	(328)	(57,725)	1,754
Natixis SA	(6,444)	(52,446)	16,841
Renault SA	(4,243)	(444,811)	140,008
Schneider Electric SE	(13,220)	(1,004,005)	262,638
Societe Generale SA	(2,513)	(127,315)	14,903
Technip SA	(20,548)	(1,156,105)	185,283
TOTAL SA	(5,290)	(244,106)	5,604
Vallourec SA	(16,821)	(347,872)	198,670
Zodiac Aerospace	(37,389)	(1,264,556)	408,725

			1,876,060

Germany

adidas AG	(4,689)	(393,773)	16,349
BASF SE	(7,775)	(769,570)	176,300
Bayerische Motoren Werke AG	(5,572)	(541,328)	48,300
Commerzbank AG	(24,212)	(328,189)	73,329
Continental AG	(755)	(177,806)	17,429
Deutsche Bank AG	(30,000)	(962,729)	156,214

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
E.ON SE	(84,444)	($1,091,516)	$367,076
Infineon Technologies AG	(20,872)	(254,406)	19,844
METRO AG	(2,070)	(76,192)	19,087
Rheinmetall AG	(2,932)	(150,908)	(28,506)
RWE AG	(55,426)	(1,148,448)	520,439
SAP SE	(5,863)	(448,007)	68,690
Telefonica Deutschland Holding AG	(4,712)	(29,905)	1,147
ThyssenKrupp AG	(5,124)	(139,951)	50,225
Volkswagen AG	(1,158)	(222,718)	96,081

			1,602,004

Italy

Enel Green Power SpA	(92,530)	(181,174)	5,877
Telecom Italia SpA	(229,478)	(271,158)	(10,989)
Unione di Banche Italiane SCpA	(15,921)	(125,704)	12,740

			7,628

Luxembourg

ArcelorMittal	(127,061)	(1,280,326)	616,427
Tenaris SA	(89,284)	(1,264,660)	190,333

			806,760

Netherlands

Altice NV ‘A’	(13,332)	(356,157)	77,205
Altice NV ‘B’	(3,504)	(96,931)	18,761
ASML Holding NV	(8,810)	(956,171)	183,770
Fugro NV	(3,104)	(58,759)	3,789
Koninklijke Philips NV	(13,656)	(388,771)	66,764
SBM Offshore NV	(7,122)	(80,995)	(9,179)

			341,110

Spain

Banco Popular Espanol SA	(105,581)	(539,816)	154,801
Banco Santander SA	(65,233)	(390,199)	42,852
Bankia SA	(212,678)	(292,591)	17,002
CaixaBank SA	(25,300)	(125,317)	27,794
Cellnex Telecom SAU	(3,781)	(67,735)	3,391
Grifols SA	(1,492)	(63,160)	1,445

			247,285

Switzerland

STMicroelectronics NV	(50,620)	(401,199)	55,959

United Kingdom

CNH Industrial NV	(107,994)	(934,537)	229,576

Total Short Positions			5,199,262

Total Long and Short Positions			3,057,179

Net Cash and Other Receivables (Payables) (3)			2,521

			$3,059,700

Description	Counter- party	Expiration Date (1)	Value
The fund receives or pays the total return on all long and short positions within the basket and pays or receives the 1-Day JPY-MUTSC plus or minus a specified spread, which is denominated in JPY based on the local currencies of the positions within the swap.	MSC	05/09/16	$1,092,998

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2015:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Japan

Ajinomoto Co Inc	26,000	$574,016	($24,925)
Aozora Bank Ltd	114,000	427,110	(30,764)
Asahi Kasei Corp	38,000	356,883	(88,629)
Astellas Pharma Inc	32,000	494,439	(79,012)
Bandai Namco Holdings Inc	19,400	410,148	41,696
Bridgestone Corp	8,500	352,299	(56,788)
Calbee Inc	10,000	401,425	(76,385)
Central Japan Railway Co	4,600	818,810	(74,874)
Chubu Electric Power Co Inc	30,000	450,296	(6,683)
Dai Nippon Printing Co Ltd	9,000	91,673	(4,157)
Daicel Corp	29,400	356,324	5,330
DeNA Co Ltd	6,600	124,688	(1,463)
Disco Corp	4,100	368,623	(80,066)
Don Quijote Holdings Co Ltd	8,000	305,406	(2,701)
East Japan Railway Co	1,100	97,764	(4,677)
Ezaki Glico Co Ltd	1,100	57,978	(7,064)
Fuji Electric Co Ltd	21,000	98,141	(21,693)
Fuji Heavy Industries Ltd	49,500	1,674,202	117,040
Hakuhodo DY Holdings Inc	3,700	36,167	(883)
Haseko Corp	55,900	697,293	(61,253)
Hitachi Chemical Co Ltd	2,000	38,196	(10,543)
Hitachi High- Technologies Corp	11,700	304,918	(50,802)
Hitachi Metals Ltd	15,000	233,501	(58,655)
Hokuhoku Financial Group Inc	72,000	173,194	(7,473)
Hoshizaki Electric Co Ltd	500	32,057	3,014
Hoya Corp	25,400	986,156	(151,521)
Iida Group Holdings Co Ltd	10,800	192,665	(23,506)
Isuzu Motors Ltd	31,600	421,765	(103,343)
ITOCHU Corp	9,600	118,569	(16,744)
Itochu Techno-Solutions Corp	1,800	38,164	302
Izumi Co Ltd	2,500	109,653	(8,012)
Japan Airlines Co Ltd	59,200	1,956,627	133,272
Japan Petroleum Exploration Co Ltd	1,200	35,933	(4,209)
JSR Corp	18,000	305,773	(45,727)
JTEKT Corp	5,100	85,743	(14,179)
Kajima Corp	61,000	285,941	38,815
Kaken Pharmaceutical Co Ltd	5,000	467,892	(1,926)
Kamigumi Co Ltd	9,000	78,396	(4,524)
Kawasaki Heavy Industries Ltd	10,000	50,743	(16,124)
Keisei Electric Railway Co Ltd	4,000	47,144	(3,129)
Kewpie Corp	5,900	130,652	(12,734)
Kobe Steel Ltd	107,000	191,632	(75,152)
Koito Manufacturing Co Ltd	10,100	351,896	(20,635)
Konami Holdings Corp	8,000	166,026	7,677
Konica Minolta Inc	14,100	164,396	(15,554)
Kurita Water Industries Ltd	1,500	37,255	(5,353)
M3 Inc	2,300	50,974	(5,090)
Mabuchi Motor Co Ltd	3,300	183,405	(39,217)
Mazda Motor Corp	6,800	139,011	(31,056)
Medipal Holdings Corp	12,800	229,562	(25,672)
MEIJI Holdings Co Ltd	800	45,338	13,528
MISUMI Group Inc	11,300	131,560	(14,585)
Mitsubishi Chemical Holdings Corp	46,000	284,670	(43,390)
Mitsubishi Electric Corp	70,000	913,383	(270,663)
Mitsubishi Materials Corp	10,000	36,806	(6,301)
Mitsubishi Motors Corp	52,200	487,435	(87,446)
Mitsubishi Tanabe Pharma Corp	45,400	760,634	38,493
Mitsui & Co Ltd	3,400	47,505	(9,215)
Mixi Inc	11,500	463,502	(67,940)
Mizuho Financial Group Inc	245,800	470,125	(8,425)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
MS&AD Insurance Group Holdings Inc	2,300	$66,990	($5,125)
Murata Manufacturing Co Ltd	2,200	314,772	(29,062)
Nexon Co Ltd	7,000	95,859	(2,102)
NHK Spring Co Ltd	7,100	72,570	(3,555)
Nintendo Co Ltd	2,000	395,663	(57,779)
Nippon Express Co Ltd	87,000	442,832	(26,366)
Nippon Shokubai Co Ltd	3,200	219,557	(1,522)
Nippon Yusen KK	72,000	223,478	(56,403)
Nitori Holdings Co Ltd	1,500	122,409	(4,289)
Nitto Denko Corp	6,400	429,153	(44,762)
NOK Corp	36,500	1,099,221	(308,995)
Nomura Research Institute Ltd	5,060	185,367	9,572
NTT DOCOMO Inc	14,600	259,479	(14,700)
Obic Co Ltd	1,900	83,733	3,408
Omron Corp	6,500	294,114	(97,647)
ORIX Corp	9,700	144,499	(19,027)
Osaka Gas Co Ltd	40,000	164,514	(12,279)
Otsuka Corp	9,400	446,583	12,354
Otsuka Holdings Co Ltd	23,000	769,481	(30,249)
Panasonic Corp	85,500	1,212,029	(344,027)
Park24 Co Ltd	3,800	69,476	2,019
Pola Orbis Holdings Inc	3,600	221,495	2,688
Recruit Holdings Co Ltd	9,800	322,774	(27,983)
Resona Holdings Inc	91,500	484,542	(17,048)
Rohm Co Ltd	4,400	301,435	(104,709)
Ryohin Keikaku Co Ltd	200	41,314	(367)
Santen Pharmaceutical Co Ltd	40,500	543,633	2,193
Seiko Epson Corp	9,500	168,914	(34,433)
Sekisui Chemical Co Ltd	57,000	724,085	(123,702)
Shimadzu Corp	19,000	285,936	(11,366)
Shimamura Co Ltd	4,100	395,879	46,571
Shimizu Corp	21,000	149,600	31,162
Shin-Etsu Chemical Co Ltd	1,900	118,713	(21,055)
Sojitz Corp	366,400	804,761	(122,159)
Sompo Japan Nipponkoa Holdings Inc	13,200	444,082	(59,200)
Sony Corp	17,700	534,660	(101,869)
Sugi Holdings Co Ltd	3,000	144,026	(8,860)
Sumitomo Heavy Industries Ltd	105,000	645,416	(228,898)
Sumitomo Rubber Industries Ltd	25,400	445,356	(92,044)
Suruga Bank Ltd	5,200	108,311	(11,409)
Suzuken Co Ltd/Aichi Japan	4,700	169,566	(12,505)
T&D Holdings Inc	20,600	297,883	(53,891)
Taiheiyo Cement Corp	32,000	101,980	(5,700)
TDK Corp	4,100	294,239	(61,029)
Teijin Ltd	25,000	91,443	(15,333)
The Bank of Kyoto Ltd	4,000	45,971	(5,137)
The Bank of Yokohama Ltd	12,000	76,184	(3,074)
The Chiba Bank Ltd	8,000	65,658	(8,721)
The Dai-ichi Life Insurance Co Ltd	22,100	391,154	(37,724)
The Gunma Bank Ltd	18,000	130,251	(15,140)
The Hachijuni Bank Ltd	16,000	120,878	(7,718)
The Hiroshima Bank Ltd	11,000	65,616	(1,869)
The Iyo Bank Ltd	7,500	92,764	(6,291)
The Joyo Bank Ltd	17,000	99,208	(9,383)
THK Co Ltd	5,200	123,866	(41,126)
Tohoku Electric Power Co Inc	74,700	988,538	28,450
Tokio Marine Holdings Inc	4,400	180,617	(15,950)
Tokyo Electric Power Co Inc	172,000	800,792	353,390
Tokyo Gas Co Ltd	55,000	313,373	(46,015)
Toppan Printing Co Ltd	9,000	74,505	(1,876)
Trend Micro Inc	2,200	75,407	2,512

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Tsuruha Holdings Inc	3,500	$296,475	$5,824
West Japan Railway Co	5,600	315,296	35,279
Yamaguchi Financial Group Inc	7,000	90,516	(4,558)
Yamaha Corp	3,600	66,660	13,247
Yamaha Motor Co Ltd	9,600	225,615	(31,994)

			(3,341,051)

Total Long Positions			(3,341,051)

Short Positions:

Japan

Aeon Co Ltd	(44,100)	(551,278)	(135,241)
AEON Financial Service Co Ltd	(8,800)	(223,075)	48,827
Aisin Seiki Co Ltd	(1,100)	(49,132)	12,135
Asahi Group Holdings Ltd	(1,400)	(45,373)	(188)
Asics Corp	(1,800)	(46,034)	2,962
Canon Inc	(2,700)	(96,478)	18,256
Chiyoda Corp	(91,000)	(824,984)	203,466
Chugai Pharmaceutical Co Ltd	(4,200)	(129,294)	26
Credit Saison Co Ltd	(18,900)	(354,619)	10,646
Daikin Industries Ltd	(19,700)	(1,334,200)	226,555
Daiwa Securities Group Inc	(21,000)	(172,711)	36,614
Denso Corp	(15,700)	(765,059)	99,463
Dentsu Inc	(1,400)	(65,814)	(5,959)
Eisai Co Ltd	(5,500)	(363,575)	37,349
Fast Retailing Co Ltd	(1,200)	(474,925)	(12,323)
Hamamatsu Photonics KK	(2,000)	(58,065)	12,801
Hirose Electric Co Ltd	(1,400)	(194,057)	41,169
Hitachi Ltd	(32,000)	(218,780)	57,048
Honda Motor Co Ltd	(30,600)	(1,062,643)	150,190
IHI Corp	(254,000)	(1,170,806)	516,814
Inpex Corp	(7,000)	(87,647)	25,108
Isetan Mitsukoshi Holdings Ltd	(50,000)	(807,707)	53,805
J Front Retailing Co Ltd	(32,500)	(541,804)	11,404
Japan Display Inc	(106,300)	(431,630)	125,169
Japan Tobacco Inc	(17,500)	(622,480)	78,093
JFE Holdings Inc	(5,200)	(117,232)	48,856
JGC Corp	(37,000)	(748,673)	256,634
Kikkoman Corp	(5,000)	(141,968)	3,982
Kintetsu Group Holdings Co Ltd	(81,000)	(283,974)	(7,905)
Kirin Holdings Co Ltd	(22,000)	(298,690)	8,896
Komatsu Ltd	(13,000)	(262,625)	71,292
Kubota Corp	(23,000)	(363,174)	46,438
Kyocera Corp	(5,900)	(312,570)	41,834
Kyushu Electric Power Co Inc	(156,600)	(1,748,798)	40,719
Makita Corp	(2,057)	(104,891)	(4,829)
Marui Group Co Ltd	(92,953)	(1,098,973)	(25,435)
Minebea Co Ltd	(42,000)	(648,523)	201,355
Mitsubishi Heavy Industries Ltd	(22,000)	(124,509)	25,916
Mitsubishi Logistics Corp	(3,000)	(38,151)	3,413
Mitsui OSK Lines Ltd	(302,000)	(936,767)	210,621
NGK Insulators Ltd	(12,000)	(269,631)	39,315
NGK Spark Plug Co Ltd	(26,500)	(711,657)	103,139
Nidec Corp	(8,800)	(690,075)	83,785

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Nikon Corp	(3,600)	($46,526)	$2,952
Nippon Electric Glass Co Ltd	(24,000)	(122,815)	6,538
Nippon Paint Holdings Co Ltd	(4,600)	(141,485)	60,947
Nomura Holdings Inc	(37,100)	(239,159)	23,897
NTT Data Corp	(2,300)	(102,505)	(13,629)
Odakyu Electric Railway Co Ltd	(8,000)	(75,334)	3,182
Oji Holdings Corp	(13,000)	(57,060)	1,230
Olympus Corp	(11,800)	(422,121)	54,661
Ono Pharmaceutical Co Ltd	(1,300)	(141,018)	(13,609)
Rakuten Inc	(10,000)	(172,735)	44,487
Ricoh Co Ltd	(198,500)	(2,038,862)	31,555
Rinnai Corp	(1,000)	(75,328)	(1,117)
Sega Sammy Holdings Inc	(2,900)	(40,209)	11,814
Seibu Holdings Inc	(8,500)	(227,860)	55,246
Shimano Inc	(700)	(100,290)	1,635
Shionogi & Co Ltd	(2,400)	(80,164)	(6,105)
Shiseido Co Ltd	(21,900)	(442,321)	(37,654)
SoftBank Group Corp	(26,500)	(1,638,167)	418,891
Stanley Electric Co Ltd	(2,600)	(58,448)	6,365
Sumco Corp	(40,600)	(454,623)	90,213
Sumitomo Corp	(6,500)	(76,493)	13,745
Sumitomo Dainippon Pharma Co Ltd	(15,300)	(170,859)	17,648
Sumitomo Mitsui Trust Holdings Inc	(103,000)	(456,013)	76,095
Suntory Beverage & Food Ltd	(8,400)	(354,951)	31,690
Sysmex Corp	(1,100)	(59,435)	1,269
Taisei Corp	(16,000)	(91,005)	(13,662)
Takashimaya Co Ltd	(27,000)	(243,732)	24,659
Takeda Pharmaceutical Co Ltd	(1,500)	(76,990)	10,874
Terumo Corp	(23,200)	(576,136)	(81,677)
The Chugoku Electric Power Co Inc	(4,500)	(65,292)	3,150
The Kansai Electric Power Co Inc	(34,300)	(363,142)	(20,817)
Toray Industries Inc	(8,000)	(68,900)	(433)
Toshiba Corp	(158,000)	(585,508)	186,508
TOTO Ltd	(3,000)	(93,476)	(426)
Toyo Seikan Group Holdings Ltd	(3,000)	(49,088)	1,410
Toyota Industries Corp	(7,600)	(433,662)	71,402
Toyota Motor Corp	(8,500)	(587,812)	87,890
Unicharm Corp	(29,500)	(681,341)	157,872
Yahoo Japan Corp	(181,800)	(744,208)	50,103
Yakult Honsha Co Ltd	(3,700)	(223,682)	38,356
Yamato Holdings Co Ltd	(32,900)	(714,446)	83,607
Yaskawa Electric Corp	(58,400)	(756,847)	160,346
Yokogawa Electric Corp	(23,100)	(273,030)	30,929

			4,434,252

Total Short Positions			4,434,252

Total Long and Short Positions			1,093,201

Net Cash and Other Receivables (Payables) (3)			(203)

			$1,092,998

Description	Counter- party	Expiration Date (1)	Value
The fund receives or pays the total return on all long and short positions within the basket and pays or receives the 1-Week DKK-CIBOR plus or minus a specified spread, which is denominated in DKK based on the local currencies of the positions within the swap.	MSC	05/04/16	$65,053

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2015:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Denmark

Chr Hansen Holding AS	3,692	$180,320	$26,434
DSV AS	1,632	55,916	5,162
Genmab AS	3,178	299,098	(6,953)
GN Store Nord AS	1,825	39,225	(6,408)
ISS AS	2,827	95,563	(1,528)
Novo Nordisk AS	25,425	1,443,043	(74,560)
Pandora AS	6,628	713,976	61,478

			3,625

Total Long Positions			3,625

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Short Positions:

Denmark

Carlsberg AS	(4,936)	($440,522)	$60,658
Jyske Bank AS	(601)	(29,251)	(4,055)
Novozymes AS	(1,279)	(60,336)	4,482

			61,085

Total Short Positions			61,085

Total Long and Short Positions			64,710

Net Cash and Other Receivables (Payables) (3)			343

			$65,053

Description	Counter- party	Expiration Date (1)	Value
The fund receives or pays the total return on all long and short positions within the basket and pays or receives the 1-Week NOK-NIBOR plus or minus a specified spread, which is denominated in NOK based on the local currencies of the positions within the swap.	MSC	05/04/16	($154,669)

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2015:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Norway

Marine Harvest ASA	10,774	$131,890	$5,743
Norsk Hydro ASA	93,671	461,238	(148,373)
Yara International ASA	4,926	256,286	(59,439)

			(202,069)

Total Long Positions			(202,069)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Short Positions:

Norway

Gjensidige Forsikring ASA	(2,518)	($43,268)	$9,319
Schibsted ASA	(7,319)	(234,826)	(13,786)
Statoil ASA	(12,172)	(230,684)	53,132

			48,665

Total Short Positions			48,665

Total Long and Short Positions			(153,404)

Net Cash and Other Receivables (Payables) (3)			(1,265)

			($154,669)

Description	Counter- party	Expiration Date (1)	Value
The fund receives or pays the total return on all long and short positions within the basket and pays or receives the 1-Week SEK-STIBOR plus or minus a specified spread, which is denominated in SEK based on the local currencies of the positions within the swap.	MSC	05/04/16	($515,352)

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2015:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Sweden

Assa Abloy AB	1,980	$39,150	($3,585)
Boliden AB	27,640	599,310	(166,597)
Electrolux AB	20,092	607,629	(39,159)
Husqvarna AB	21,469	158,914	(18,011)
ICA Gruppen AB	2,062	76,257	(6,498)
NCC AB	3,368	109,979	(8,335)
Nordea Bank AB	9,432	118,671	(13,333)
Securitas AB	20,337	295,342	(46,644)
Skanska AB	10,533	230,676	(23,824)
Swedish Orphan Biovitrum AB	12,374	165,588	(2,177)
Tele2 AB	30,299	403,229	(107,670)
TeliaSonera AB	55,738	345,884	(45,275)

			(481,108)

Total Long Positions			(481,108)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Short Positions:

Sweden

Alfa Laval AB	(3,182)	($60,218)	$8,108
Getinge AB	(5,574)	(136,952)	12,479
Hexagon AB	(1,658)	(61,180)	10,438
Sandvik AB	(13,888)	(171,912)	53,431
Volvo AB	(35,173)	(476,700)	139,045

			223,501

Total Short Positions			223,501

Total Long and Short Positions			(257,607)

Net Cash and Other Receivables (Payables) (3)			(257,745)

			(515,352)

Total Basket Swaps			$20,229,273

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

(1)	The maturity dates are measured from the commencement of investment in each underlying swap position.
(2)	Notional amount represents the market value (including any fees or commissions) of the long and short positions when they are established.
(3)	Cash and other receivables (payables) includes the gains (or losses) realized within the swap when the swap resets.

Total Return Swaps

Receive Total Return	Pay	Counter- party	Expiration Date	Number of Contracts	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Positive return on MSCI Singapore Index	Negative return on MSCI Singapore Index	GSC	10/30/15	1	($71,430)	$—	($71,430)
Positive return on Swiss Market Index	Negative return on Swiss Market Index	GSC	12/18/15	42	900	—	900

					($70,530)	$—	($70,530)

Total Swap Agreements					$20,158,743	$—	$20,158,743

(g)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2015:

		Total Value at September 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Short-Term Investments	$119,558,814	$23,729,053	$95,829,761	$—
	Derivatives:
	Equity Contracts
	Futures	2,718	2,718	—	—
	Swaps	20,900,194	900	20,899,294	—

	Total Equity Contracts	20,902,912	3,618	20,899,294	—

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	24,254	—	24,254	—

	Total Assets - Derivatives	20,927,166	3,618	20,923,548	—

	Total Assets	140,485,980	23,732,671	116,753,309	—

Liabilities	Derivatives:
	Equity Contracts
	Futures	(1,213,325)	(1,213,325)	—	—
	Swaps	(741,451)	(71,430)	(670,021)	—

	Total Equity Contracts	(1,954,776)	(1,284,755)	(670,021)	—

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(130,441)	—	(130,441)	—

	Total Liabilities - Derivatives	(2,085,217)	(1,284,755)	(800,462)	—

	Total Liabilities	(2,085,217)	(1,284,755)	(800,462)	—

	Total	$138,400,763	$22,447,916	$115,952,847	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments

September 30, 2015 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Romania - 0.0%

Societatea Nationala Nuclearelectrica SA Exp 08/12/16 *	11,000	$—

Total Rights (Cost $0)		—

COMMON STOCKS - 0.8%

Romania - 0.4%

Banca Transilvania *	156,700	90,834
BRD-Groupe Societe Generale SA *	30,800	81,119
Electrica SA	25,800	76,953
OMV Petrom SA	839,900	71,211
Societatea Nationala de Gaze Naturale ROMGAZ SA	8,800	66,759
Societatea Nationala Nuclearelectrica SA	11,000	19,526
Transelectrica SA	12,700	83,640
Transgaz SA Medias	1,200	78,981

		569,023

Singapore - 0.4%

Yoma Strategic Holdings Ltd *	1,972,467	508,978

Total Common Stocks (Cost $1,426,305)		1,078,001

CLOSED-END MUTUAL FUND - 0.4%

Romania - 0.4%

Fondul Proprietatea SA *	2,869,379	573,575

Total Closed-End Mutual Fund (Cost $705,505)		573,575

	Principal Amount
CORPORATE BONDS & NOTES - 2.8%

Angola - 0.7%

Republic of Angola 7.000% due 08/16/19 ~	$1,031,000	978,460

Azerbaijan - 0.5%

International Bank of Azerbaijan 6.170% due 05/10/17 § ~	700,000	679,770

Georgia - 1.0%

Bank of Georgia JSC 7.750% due 07/05/17 ~	1,338,000	1,390,396

Russia - 0.6%

Gazprom OAO 3.755% due 03/15/17~	EUR 548,000	611,193
Sberbank of Russia 5.400% due 03/24/17~	$203,000	206,888

		818,081

Total Corporate Bonds & Notes (Cost $3,880,203)		3,866,707

	Principal Amount	Value
SENIOR LOAN NOTES - 0.4%

Ethiopia - 0.4%

Eithiopian Railways Corp 4.230% due 08/01/21 § +	$617,585	$573,993

Total Senior Loan Notes (Cost $573,488)		573,993

MORTGAGE-BACKED SECURITIES - 0.8%

United States - 0.8%

Fannie Mae (IO) 5.000% due 12/25/42 "	1,757,931	351,538
5.956% due 01/25/43 " §	2,330,675	484,340
6.056% due 07/25/42 " §	1,892,885	310,929

		1,146,807

Total Mortgage-Backed Securities (Cost $1,119,372)		1,146,807

FOREIGN GOVERNMENT BONDS & NOTES - 75.8%

Argentina - 1.7%

Argentina Bonar 8.750% due 05/07/24	1,172,000	1,082,961
Argentine Republic Government 8.280% due 12/31/33 * Ω	1,239,402	1,261,091

		2,344,052

Armenia - 1.4%

Republic of Armenia 6.000% due 09/30/20 ~	200,000	190,438
7.150% due 03/26/25 ~	1,847,000	1,751,362

		1,941,800

Barbados - 1.0%

Barbados Government 6.625% due 12/05/35 ~	1,521,000	1,350,336

Colombia - 0.5%

Colombia Government 5.000% due 06/15/45	780,000	670,800

Cyprus - 3.6%

Cyprus Government 3.750% due 11/01/15 ~	EUR 1,249,000	1,395,082
3.875% due 05/06/22 ~	1,301,000	1,473,632
4.625% due 02/03/20 ~	608,000	717,564
4.750% due 06/25/19 ~	1,131,000	1,343,506

		4,929,784

Dominican Republic - 2.8%

Dominican Republic 5.500% due 01/27/25 ~	$515,000	499,550
8.625% due 04/20/27 ~	653,000	759,965
10.400% due 05/10/19 ~	DOP 68,900,000	1,560,019
13.500% due 08/04/17 ~	3,000,000	70,983
14.000% due 06/08/18 ~	16,400,000	401,577
15.000% due 04/05/19 ~	11,200,000	287,084
16.000% due 02/10/17 ~	11,900,000	285,745

		3,864,923

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
Ecuador - 7.1%

Ecuador Government 7.950% due 06/20/24 ~	$6,308,000	$4,478,680
9.375% due 12/15/15 ~	3,165,000	3,093,788
10.500% due 03/24/20 ~	2,825,000	2,189,375

		9,761,843

India - 4.8%

India Government 7.160% due 05/20/23	INR 140,000,000	2,049,230
8.830% due 11/25/23	275,000,000	4,456,307

		6,505,537

Indonesia - 1.5%

Indonesia Government 3.375% due 07/30/25 ~	EUR 2,022,000	2,084,314

Iraq - 2.3%

Republic of Iraq 5.800% due 01/15/28 ~	$4,531,000	3,142,049

Ivory Coast - 1.0%

Ivory Coast Government 6.375% due 03/03/28 ~	1,123,000	996,663
5.750% due 12/31/32 ~	348,000	304,690

		1,301,353

Kazakhstan - 4.3%

Kazakhstan Government 5.125% due 07/21/25 ~	5,664,000	5,479,920
6.500% due 07/21/45 ~	410,000	386,589

		5,866,509

Kenya - 0.4%

Kenya Government 6.875% due 06/24/24 ~	611,000	556,621

Lebanon - 4.8%

Lebanon Government 4.500% due 04/22/16	1,305,000	1,315,570
8.500% due 01/19/16 ~	2,692,000	2,726,781
Lebanon Treasury 6.500% due 12/10/15	LBP 2,911,150,000	1,937,999
6.500% due 12/27/15	872,860,000	581,540

		6,561,890

Macedonia - 3.6%

Republic of Macedonia 3.975% due 07/24/21 ~	EUR 4,371,000	4,736,795
4.625% due 12/08/15	214,000	239,868

		4,976,663

Mongolia - 1.0%

Mongolia Government 4.125% due 01/05/18 ~	$479,000	444,273
5.125% due 12/05/22 ~	1,079,000	888,837

		1,333,110

New Zealand - 2.6%

New Zealand Government 2.000% due 09/20/25 ^ ~	NZD 2,754,335	1,760,022
3.000% due 09/20/30 ^ ~	2,473,240	1,740,982

		3,501,004

Nigeria - 1.0%

Nigeria Government 5.125% due 07/12/18 ~	$1,440,000	1,387,800

	Principal Amount	Value
Pakistan - 4.0%

Pakistan Government 6.875% due 06/01/17 ~	$335,000	$348,375
7.125% due 03/31/16 ~	502,000	510,170
7.250% due 04/15/19 ~	928,000	955,586
8.250% due 04/15/24 ~	3,508,000	3,693,594

		5,507,725

Philippines - 0.8%

Philippine Government 6.250% due 01/14/36	PHP 44,000,000	1,039,308

Romania - 3.6%

Romania Government 3.625% due 04/24/24 ~	EUR 1,063,000	1,280,154
4.375% due 08/22/23 ~	$20,000	20,893
4.875% due 01/22/24 ~	40,000	43,250
5.800% due 07/26/27	RON 3,750,000	1,114,565
5.850% due 04/26/23	5,890,000	1,730,359
6.750% due 02/07/22 ~	$614,000	726,055

		4,915,276

Rwanda - 0.9%

Rwanda Government 6.625% due 05/02/23 ~	1,262,000	1,195,997

Serbia - 8.9%

Republic of Serbia 5.250% due 11/21/17 ~	1,056,000	1,096,920
5.875% due 12/03/18 ~	1,602,000	1,680,098
Serbia Treasury 10.000% due 04/01/17	RSD 164,390,000	1,632,492
10.000% due 05/08/17	276,810,000	2,754,356
10.000% due 01/24/18	103,830,000	1,036,894
10.000% due 03/02/18	138,200,000	1,397,479
10.000% due 06/05/21	185,040,000	1,923,683
10.000% due 02/05/22	57,510,000	598,683

		12,120,605

Slovenia - 1.4%

Slovenia Government 5.500% due 10/26/22 ~	$1,665,000	1,876,045

Sri Lanka - 1.6%

Sri Lanka Government 5.875% due 07/25/22 ~	1,027,000	996,080
6.250% due 10/04/20 ~	619,000	628,271
6.250% due 07/27/21 ~	600,000	601,419

		2,225,770

Tanzania - 1.5%

Tanzania Government 6.538% due 03/09/20 § ~	2,115,000	2,025,113

Thailand - 1.1%

Thailand Government 1.250% due 03/12/28 ^ ~	THB 64,966,764	1,505,734

Ukraine - 0.1%

Ukraine Government 6.875% due 10/03/15 * Ω ~	$100,000	82,000

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
Uruguay - 1.2%

Uruguay Letras de Regulacion Monetaria En UI 15.328% due 01/14/16 ^	UYU 1,000,000	$33,078
Uruguay Notas del Tesoro 2.750% due 06/16/16 ^	15,576,866	527,953
Uruguay Treasury 12.969% due 07/28/16	8,220,000	252,170
13.441% due 05/17/16	810,000	25,222
14.089% due 09/15/16	4,945,000	149,064
14.500% due 11/26/15	4,580,000	154,287
15.000% due 10/08/15	14,620,000	501,530
15.425% due 04/21/16	1,313,000	41,842

		1,685,146

Venezuela - 3.6%

Venezuela Government 5.750% due 02/26/16 ~	$1,003,500	847,958
7.650% due 04/21/25	389,000	130,315
9.250% due 09/15/27	4,972,000	1,963,940
11.950% due 08/05/31 ~	5,016,000	1,993,860

		4,936,073

Zambia - 1.7%

Zambia Government 5.375% due 09/20/22 ~	613,000	438,908
8.500% due 04/14/24 ~	1,570,000	1,263,850
8.970% due 07/30/27 ~	866,000	688,470

		2,391,228

Total Foreign Government Bonds & Notes (Cost $111,198,927)		103,586,408

PURCHASED OPTIONS - 2.7%
(See Note (i) in Notes to Schedule of Investments) (Cost $3,123,789)		3,647,280

SHORT-TERM INVESTMENTS - 16.4%

Foreign Government Issues - 2.2%

Lebanon Treasury Bills (Lebanon) 0.764% due 10/15/15	LBP 442,670,000	293,166
5.355% due 01/28/16	4,057,230,000	2,652,928

		2,946,094

	Shares
Money Market Fund - 11.2%

BlackRock Liquidity Funds T-Fund Portfolio	15,326,032	15,326,032

	Principal Amount
U.S. Treasury Bills - 2.2%

0.059% due 12/17/15 ‡	$500,000	500,020
0.010% due 10/15/15 ‡	2,500,000	2,500,055

		3,000,075

Repurchase Agreements - 0.8%

Barclays PLC (5.000%) open maturity date (Dated 07/29/15, collateralized by Ukraine Government: 7.750% due 09/23/20 and value $83,193)	58,839	58,839

Principal Amount		Value
JPMorgan Chase & Co (0.300%) due 10/07/15 (Dated 09/15/15, repurchase price of $1,086,576; collateralized by Spain Government: 5.400% due 01/31/23 and value $1,064,816)	EUR 972,579	$1,086,766

		1,145,605

Total Short-Term Investments (Cost $22,413,820)		22,417,806

TOTAL INVESTMENTS - 100.1% (Cost $144,441,409)		136,890,577

SECURITIES SOLD SHORT - (0.8%)
(See Note (f) in Notes to Schedule of Investments)
(Proceeds $1,045,738)		(1,118,803)

OTHER ASSETS & LIABILITIES, NET - 0.7%		935,571

NET ASSETS - 100.0%		$136,707,345

Notes to Schedule of Investments

(a)	As of September 30, 2015, the fund’s composition as a percentage of net assets was as follows:

Foreign Government Bonds & Notes	75.8%
Short-Term Investments	16.4%
Others (each less than 3.0%)	7.9%

	100.1%
Securities Sold Short	(0.8%	)
Other Assets & Liabilities, Net	0.7%

	100.0%

(b)	Investments with a total aggregate value of $568,176 or 0.4% of the fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee, or to the Board of Trustees.

(c)	Investments with a total aggregate value of $1,259,899 or 1.0% of the fund’s net assets were in default as of September 30, 2015.

(d)	As of September 30, 2015, investments with a total aggregate value of $2,643,063, were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, forward foreign currency contracts, option contracts and swap agreements.

(e)	Pursuant to the terms of the following senior loan agreement, the fund had an unfunded loan commitment of $82,416 or less than 0.1% of net assets as of September 30, 2015, which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitment	Value	Unrealized Appreciation (Depreciation)
Ethiopia Railways Corp +	$82,416	$76,599	($5,817)

(f)	Securities sold short outstanding as of September 30, 2015 were as follows:

Description	Principal Amount	Value
Foreign Government Bonds & Notes - (0.8%)

Spain Government 5.400% due 01/31/23	EUR 730,000	($1,035,611)
Ukraine Government 7.750% due 09/23/20 Ω	$103,000	(83,192)

Total Securities Sold Short (Proceeds $1,045,738)		($1,118,803)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

(g)	Open futures contracts outstanding as of September 30, 2015 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
Dow Jones Euro STOXX 50 Index (12/15)	39	($38,713)
Eris 10-Year Interest Rate Swap (12/15)	27	(51,141)
Euro-Bund (12/15)	4	10,312
Nikkei 225 Index (12/15)	5	(750)
SGX CNX Nifty Index (10/15)	87	5,809
TOPIX Index (12/15)	27	(55,591)

		(130,074)

Short Futures Outstanding
90-Day LIBOR Sterling (03/16)	295	(64,934)
Eurodollar (03/17)	204	(352,511)
Eurodollar (09/17)	55	(60,500)
SET50 Index (12/15)	139	20,623
S&P 500 E-Mini Index (12/15)	34	59,886
U.S. 2-Year Interest Rate Swap (12/15)	62	(19,442)
U.S. 5-Year Interest Rate Swap (12/15)	105	(121,439)
U.S. 10-Year Interest Rate Swap (12/15)	206	(463,606)
U.S. 30-Year Interest Rate Swap (12/15)	8	(29,853)
U.S. Treasury 10-Year Notes (12/15)	4	(5,694)

		(1,037,470)

Total Futures Contracts		($1,167,544)

(h)	Forward foreign currency contracts outstanding as of September 30, 2015 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AUD	3,546,000	USD	2,536,773	10/15	GSC	($50,622)
AUD	4,310,000	USD	3,038,856	10/15	JPM	(15,866)
CHF	5,427,000	USD	5,617,140	12/15	BNP	(32,201)
CLP	371,214,000	USD	537,680	11/15	BNP	(6,842)
CNH	5,780,000	USD	890,807	10/15	GSC	16,880
CNH	8,030,000	USD	1,239,102	10/15	SCB	21,924
CNH	4,020,000	USD	618,890	11/15	DUB	10,915
CNH	7,422,000	USD	1,141,758	11/15	GSC	21,031
CNH	11,021,497	USD	1,682,252	06/16	SCB	9,693
CNH	16,885,679	USD	2,570,795	07/16	GSC	13,996
CNH	9,451,065	USD	1,438,628	07/16	SCB	8,104
CNY	7,364,000	USD	1,153,057	03/16	BNP	(7,053)
CNY	15,189,000	USD	2,378,395	03/16	JPM	(14,006)
CNY	23,057,000	USD	3,610,442	03/16	SCB	(21,617)
EUR	831,870	HUF	263,711,000	10/15	BNP	(10,226)
EUR	3,057,220	HUF	952,324,000	10/15	MSC	21,797
EUR	4,842,490	HUF	1,501,663,753	11/15	JPM	63,324
EUR	939,272	HUF	293,842,000	12/15	DUB	3,756
EUR	261,411	USD	286,490	10/15	SCB	5,713
EUR	2,007,000	USD	2,210,289	11/15	SCB	33,768
GBP	1,857,824	EUR	2,512,219	12/15	BNP	(572)
GBP	1,839,045	EUR	2,502,000	12/15	MSC	(17,540)
HUF	263,711,000	EUR	847,929	10/15	BNP	(7,720)
HUF	952,324,000	EUR	3,073,867	10/15	MSC	(40,399)
HUF	1,501,663,753	EUR	4,844,239	11/15	JPM	(43,062)
HUF	293,842,000	EUR	942,614	12/15	DUB	(7,495)
INR	155,246,000	USD	2,403,606	10/15	DUB	(50,431)
INR	72,406,000	USD	1,122,400	10/15	SCB	(24,890)
JPY	132,851,253	USD	1,097,101	10/15	GSC	10,534
JPY	249,293,000	USD	2,070,505	11/15	JPM	8,769
MXN	68,997,000	USD	4,159,202	11/15	SCB	(94,593)
OMR	888,000	USD	2,296,591	04/16	BNP	(12,020)
OMR	1,565,000	USD	4,042,152	06/16	BNP	(31,923)
PHP	178,043,000	USD	3,770,101	11/15	BNP	39,121
PHP	75,365,000	USD	1,594,520	11/15	CIT	17,910
PLN	3,044,000	EUR	721,532	10/15	BNP	(5,526)
PLN	10,845,382	EUR	2,600,343	11/15	JPM	(56,267)
PLN	6,314,000	EUR	1,497,308	12/15	DUB	(17,754)
RSD	253,330,000	EUR	1,935,294	10/15	CIT	194,416
RSD	30,943,000	EUR	237,111	10/15	DUB	22,938
RSD	52,038,283	EUR	407,818	01/16	CIT	20,731

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
RSD	9,424,000	EUR	74,380	01/16	DUB	$3,165
SEK	46,660,000	USD	5,652,332	12/15	BNP	(67,005)
SGD	682,007	USD	478,165	10/15	SCB	1,058
THB	5,941,043	USD	167,271	11/15	DUB	(3,833)
TRY	2,690,000	ZAR	13,410,995	01/16	SCB	(349,389)
USD	2,428,541	AUD	3,292,000	10/15	GSC	120,474
USD	4,298,116	AUD	5,795,265	10/15	JPM	233,376
USD	186,597	AUD	254,000	10/15	SCB	8,514
USD	4,546,924	AUD	6,307,061	11/15	MSC	128,826
USD	8,470,795	CAD	11,248,326	12/15	SCB	44,825
USD	5,620,980	CHF	5,427,000	12/15	BNP	36,041
USD	2,357,296	CLP	1,638,789,000	11/15	BNP	13,819
USD	1,394,034	CLP	986,000,000	11/15	SCB	(15,952)
USD	899,611	CNH	5,780,000	10/15	GSC	(5,884)
USD	1,250,000	CNH	8,030,000	10/15	SCB	(7,980)
USD	623,497	CNH	4,020,000	11/15	DUB	(3,972)
USD	1,151,233	CNH	7,422,000	11/15	GSC	(7,243)
USD	1,652,398	CNH	11,021,497	06/16	SCB	(79,656)
USD	2,521,374	CNH	16,885,679	07/16	GSC	(99,110)
USD	1,401,840	CNH	9,451,065	07/16	SCB	(44,886)
USD	7,325,730	CNY	45,610,000	03/16	SCB	226,511
USD	1,242,172	EUR	1,133,462	10/15	GSC	(24,900)
USD	2,466,901	EUR	2,251,870	10/15	SCB	(50,225)
USD	617,973	EUR	559,181	11/15	DUB	(7,194)
USD	5,363,783	EUR	4,806,037	11/15	GSC	(11,254)
USD	3,089,771	EUR	2,822,000	11/15	SCB	(65,551)
USD	4,380,499	EUR	3,910,000	12/15	GSC	6,750
USD	5,020,684	EUR	4,440,411	12/15	JPM	58,943
USD	10,017,281	EUR	8,709,614	12/15	SCB	275,137
USD	2,071,791	INR	137,194,000	10/15	BNP	(14,778)
USD	2,000,491	INR	134,462,000	10/15	SCB	(47,986)
USD	1,074,206	JPY	132,851,253	10/15	GSC	(33,429)
USD	2,005,720	JPY	249,293,000	11/15	JPM	(73,554)
USD	99,672	NOK	829,617	10/15	BNP	2,267
USD	2,837,509	NOK	23,305,000	10/15	DUB	101,283
USD	98,328	NOK	820,000	10/15	JPM	2,053
USD	1,280,195	NZD	1,971,092	11/15	GSC	23,929
USD	2,386,871	NZD	3,677,970	11/15	SCB	43,525
USD	890,287	NZD	1,422,184	12/15	DUB	(13,854)
USD	2,296,948	OMR	888,000	04/16	BNP	12,377
USD	4,039,262	OMR	1,565,000	06/16	BNP	29,033
USD	2,316,931	OMR	902,630	08/16	BNP	14,017
USD	2,296,392	OMR	891,000	03/17	BNP	28,245
USD	1,459,873	OMR	573,000	05/17	BNP	1,210
USD	2,188,608	OMR	858,000	06/17	BNP	4,427
USD	6,251,590	OMR	2,453,000	08/17	BNP	6,947
USD	666,570	PEN	2,298,000	02/16	BNP	(17,417)
USD	444,380	PEN	1,522,000	02/16	SCB	(8,819)
USD	666,572	PEN	2,343,000	08/16	SCB	(58,299)
USD	1,095,228	PHP	50,490,000	11/15	GSC	18,043
USD	1,592,304	RON	6,423,469	10/15	BNP	(31,481)
USD	2,473,728	RON	9,735,352	11/15	BNP	14,030
USD	5,587,574	SEK	46,660,000	12/15	BNP	2,246
USD	1,017,189	SGD	1,411,000	10/15	BNP	26,403
USD	1,007,592	SGD	1,420,000	10/15	DUB	10,486
USD	999,646	SGD	1,410,000	10/15	GSC	9,561
USD	505,265	SGD	682,007	10/15	JPM	26,042
USD	767,485	SGD	1,082,000	10/15	SCB	7,718
USD	4,691,235	SGD	6,594,000	11/15	GSC	65,557
USD	476,329	SGD	682,007	01/16	SCB	—
USD	624,771	THB	22,463,000	10/15	DUB	6,479
USD	634,528	THB	23,100,000	11/15	DUB	(817)
USD	119,342	THB	4,348,000	11/15	JPM	(245)
USD	455,374	THB	16,439,000	11/15	SCB	3,122
USD	1,470,797	TRY	4,596,903	12/15	SCB	(14,397)
USD	325,472	TRY	886,000	01/16	BNP	42,167
USD	662,257	TRY	1,804,000	01/16	SCB	85,413
USD	2,017,469	TWD	63,520,000	10/15	CIT	88,240
USD	792,575	TWD	25,085,000	10/15	DUB	30,694
USD	262,611	TWD	8,548,000	10/15	JPM	2,994

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	1,865,031	TWD	60,874,000	11/15	BNP	$15,901
USD	1,372,004	TWD	44,597,000	11/15	GSC	17,338
USD	835,262	TWD	27,430,000	11/15	JPM	2,003
USD	1,632,271	TWD	54,020,000	12/15	DUB	(8,832)
USD	1,036,452	TWD	34,291,000	12/15	GSC	(5,293)
UYU	7,000,000	USD	252,389	10/15	HSB	(14,212)
ZAR	13,410,995	USD	981,663	01/16	SCB	227,875
ZMW	1,048,000	USD	135,226	11/15	SCB	(50,309)
ZMW	709,000	USD	88,847	12/15	CIT	(32,101)
ZMW	2,289,000	USD	291,733	12/15	SCB	(107,865)
ZMW	475,000	USD	59,043	01/16	BNP	(21,390)
ZMW	1,180,000	USD	148,055	01/16	CIT	(54,702)
ZMW	7,431,000	USD	898,688	01/16	SCB	(311,705)

Total Forward Foreign Currency Contracts						$340,240

(i)	Purchased options outstanding as of September 30, 2015 were as follows:

Foreign Currency Options

Description			Exercise Price	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - EUR versus USD			$1.06	11/10/15	GSC	$4,959,000	$43,449	$8,658
Call - EUR versus USD			1.06	11/10/15	JPM	4,959,000	43,887	8,262
Call - GBP versus USD			1.52	11/10/15	BNP	1,404,000	48,508	17,931
Call - GBP versus USD			1.52	11/10/15	GSC	5,748,000	202,186	73,408
Call - JPY versus USD			JPY 120.00	11/11/15	GSC	2,490,000	87,312	34,751
Call - JPY versus USD			120.00	11/11/15	JPM	2,880,000	101,376	40,193
Call - CNH versus USD			CNH 6.34	06/07/16	CIT	1,650,000	22,547	54,745
Call - CNH versus USD			6.34	06/07/16	SCB	2,035,000	27,554	67,519
Call - CNH versus USD			6.39	07/27/16	GSC	1,690,000	28,139	54,393
Call - CNH versus USD			6.39	07/27/16	SCB	1,770,000	29,559	56,875
Call - CNH versus USD			6.40	07/27/16	DUB	1,550,000	25,931	49,375
Call - EUR versus USD			$1.10	11/01/16	DUB	5,440,000	268,138	179,596
Call - EUR versus USD			1.18	11/01/16	DUB	5,337,000	288,831	346,062
Call - EUR versus USD			1.28	11/01/16	DUB	5,446,000	228,623	648,455
Call - CNH versus USD			CNH 6.47	06/15/17	SCB	3,668,000	82,232	176,063
Call - EUR versus USD			$1.19	10/29/19	GSC	5,440,000	435,131	438,785
Call - EUR versus USD			1.38	10/29/19	GSC	5,446,000	403,167	840,263

							2,366,570	3,095,334

Put - INR versus USD			INR 65.52	01/04/16	SCB	2,076,000	43,976	15,229
Put - INR versus USD			65.58	01/04/16	JPM	2,890,000	62,229	22,126

							106,205	37,355

							$2,472,775	$3,132,689

Interest Rate Swaptions
Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put - 4-Year Interest Rate Swap	Receive	3-Month SAR-SAIBOR	2.840%	08/18/16	GSC	SAR 5,783,000	$18,503	$4,243
Put - 4-Year Interest Rate Swap	Receive	3-Month SAR-SAIBOR	2.875%	08/18/16	GSC	11,833,000	37,863	8,032

							$56,366	$12,275

Options on Indices
Description			Exercise Price	Expiration Date	Counter- party	Number of Contracts	Cost	Value
Call - Nikkei 225 (11/15)			20,000.00	11/13/15	DUB	14	$126,301	$6,502
Call - Hang Seng China Enterprise (12/15)			11,800.00	12/30/15	DUB	45	34,265	10,591
Call - Hang Seng China Enterprise (12/15)			14,000.00	12/30/15	CIT	27	191,699	760
Call - Nikkei 225 (05/16)			16,000.00	05/13/16	GSC	28	242,383	484,463

							$594,648	$502,316

Total Purchased Options							$3,123,789	$3,647,280

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

(j)	Transactions in written options for the six-month period ended September 30, 2015 were as follows:

	Number of Contracts	Notional Amount in $	Premium
Outstanding, March 31, 2015	28	77,120,182	$5,006,878
Call Options Written	14	25,007,000	1,237,187
Put Options Written	—	4,626,093	59,678
Call Options Expired	—	(60,891,182)	(2,686,945)

Outstanding, September 30, 2015	42	45,862,093	$3,616,798

(k)	Premiums received and value of written options outstanding as of September 30, 2015 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - GBP versus USD	$1.52	11/10/15	BNP	$1,404,000	$31,150	($17,931)
Call - GBP versus USD	1.52	11/10/15	GSC	5,748,000	126,617	(73,408)
Call - JPY versus USD	JPY 120.00	11/11/15	GSC	2,490,000	85,756	(34,751)
Call - JPY versus USD	120.00	11/11/15	JPM	2,880,000	98,168	(40,193)
Call - CNH versus USD	CNH 6.34	06/07/16	SCB	2,035,000	103,657	(67,519)
Call - CNH versus USD	6.39	07/27/16	GSC	1,690,000	78,754	(54,393)
Call - CNH versus USD	6.39	07/27/16	SCB	1,770,000	95,302	(56,875)
Call - CNH versus USD	6.40	07/27/16	GSC	1,550,000	76,725	(49,375)
Call - EUR versus USD	$1.18	11/01/16	DUB	5,337,000	443,665	(346,062)
Call - EUR versus USD	1.28	11/01/16	DUB	5,446,000	513,846	(648,455)
Call - EUR versus USD	1.19	10/29/19	GSC	5,440,000	425,462	(438,785)
Call - EUR versus USD	1.38	10/29/19	GSC	5,446,000	818,512	(840,263)

					$2,897,614	($2,668,010)

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Put - 4-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	1.983%	08/18/16	GSC	$1,531,093	$19,598	($9,632)
Put - 4-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.010%	08/18/16	MSC	3,095,000	40,080	(18,577)

							$59,678	($28,209)

Options on Indices
Description	Exercise Price	Expiration Date	Counter- party	Number of Contracts	Premium	Value
Call - Nikkei 225 (11/15)	20,000.00	11/13/15	GSC	14	$115,596	($6,502)
Call - Nikkei 225 (05/16)	16,000.00	05/13/16	GSC	28	543,910	(484,463)

					$659,506	($490,965)

Total Written Options					$3,616,798	($3,187,184)

(l)	Swap agreements outstanding as of September 30, 2015 were as follows:

Credit Default Swaps on Sovereign Issues – Buy Protection (1)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Counter- party	Implied Credit Spread at 09/30/15 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Croatia Government	1.000%	12/20/16	MSC	1.548%	$198,000	$1,263	$10,567	($9,304)
China Government	1.000%	12/20/17	JPM	0.605%	1,210,000	(10,947)	(23,080)	12,133
Croatia Government	1.000%	03/20/18	CIT	2.154%	1,200,000	32,968	83,000	(50,032)
Thailand Government	1.000%	03/20/18	CIT	0.915%	1,088,000	(2,557)	(5,413)	2,856
Croatia Government	1.000%	03/20/18	HSB	2.154%	313,000	8,599	29,014	(20,415)
Banque Centrale de Tunisie SA	1.000%	03/20/18	JPM	2.458%	375,000	13,097	40,581	(27,484)
China Government	1.000%	03/20/18	JPM	0.672%	1,100,000	(9,183)	(17,333)	8,150
Croatia Government	1.000%	03/20/18	MSC	2.154%	2,262,000	62,138	194,313	(132,175)
Lebanon Government	5.000%	03/20/18	JPM	3.104%	689,000	(32,107)	(29,026)	(3,081)
Croatia Government	1.000%	06/20/18	CIT	2.266%	800,000	26,459	76,719	(50,260)
Lebanon Government	1.000%	06/20/18	GSC	3.263%	5,166,000	302,319	715,241	(412,922)
Croatia Government	1.000%	06/20/18	MSC	2.266%	921,000	30,461	92,071	(61,610)
Bulgaria Government	1.000%	12/20/18	GSC	1.373%	500,000	5,712	5,633	79
Qatar Government	1.000%	12/20/18	JPM	0.485%	1,838,000	(30,746)	(31,386)	640
Lebanon Government	5.000%	12/20/18	GSC	3.504%	663,000	(31,056)	(39,103)	8,047
Croatia Government	1.000%	03/20/19	GSC	2.524%	400,000	20,011	24,108	(4,097)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Counter- party	Implied Credit Spread at 09/30/15 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Qatar Government	1.000%	03/20/19	GSC	0.534%	$490,000	($7,978)	($8,606)	$628
Qatar Government	1.000%	03/20/19	JPM	0.534%	160,000	(2,605)	(3,076)	471
Qatar Government	1.000%	06/20/19	CIT	0.577%	1,210,000	(19,124)	(28,206)	9,082
Qatar Government	1.000%	06/20/19	JPM	0.577%	806,000	(12,737)	(17,605)	4,868
Poland Government	1.000%	09/20/19	CIT	0.586%	817,000	(13,460)	(15,311)	1,851
Poland Government	1.000%	09/20/19	DUB	0.586%	902,000	(14,860)	(17,267)	2,407
Croatia Government	1.000%	03/20/20	BNP	2.815%	2,280,000	170,403	179,317	(8,914)
Croatia Government	1.000%	03/20/20	CIT	2.815%	1,750,000	130,791	126,470	4,321
Croatia Government	1.000%	03/20/20	GSC	2.815%	2,560,000	191,327	191,925	(598)
Croatia Government	1.000%	06/20/20	CIT	2.892%	443,000	36,192	34,132	2,060
Russia Government	1.000%	06/20/20	CIT	3.350%	4,400,000	439,133	498,345	(59,212)
Croatia Government	1.000%	06/20/20	GSC	2.892%	700,000	57,189	54,113	3,076
Qatar Government	1.000%	12/20/22	GSC	0.997%	1,040,000	(560)	(11,099)	10,539
Mexico Government	1.000%	12/20/22	HSB	2.041%	1,976,000	132,161	66,059	66,102
South Africa Government	1.000%	12/20/22	HSB	3.213%	7,803,000	1,056,987	671,561	385,426
Spain Government	1.000%	12/20/22	HSB	1.205%	2,169,000	28,618	402,781	(374,163)
Qatar Government	1.000%	12/20/23	GSC	1.076%	874,000	4,705	284	4,421
Qatar Government	1.000%	09/20/24	GSC	1.123%	290,000	2,797	(622)	3,419

						$2,565,410	$3,249,101	($683,691)

Credit Default Swaps on Sovereign Issues – Sell Protection (2)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 09/30/15 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Nigeria Government	3.500%	06/20/16	CIT	2.859%	$420,000	$2,378	$—	$2,378
Nigeria Government	1.000%	09/20/16	CIT	2.811%	100,000	(1,760)	(2,753)	993
Croatia Government	1.000%	03/20/17	CIT	1.725%	290,000	(2,980)	(4,056)	1,076
Turkey Government	1.000%	09/20/18	CIT	2.544%	2,980,000	(130,564)	(55,873)	(74,691)
Turkey Government	1.000%	09/20/18	GSC	2.544%	2,615,000	(114,572)	(48,135)	(66,437)
Turkey Government	1.000%	09/20/18	MSC	2.544%	5,157,031	(225,946)	(98,207)	(127,739)
Slovenia Government	1.000%	12/20/19	GSC	0.945%	545,000	1,368	(6,832)	8,200
Colombia Government	1.000%	03/20/20	BNP	2.298%	400,000	(21,617)	(12,043)	(9,574)
Colombia Government	1.000%	03/20/20	GSC	2.298%	338,000	(18,266)	(10,915)	(7,351)
Slovenia Government	1.000%	03/20/20	GSC	1.014%	2,455,000	(777)	(29,929)	29,152
Colombia Government	1.000%	03/20/20	JPM	2.298%	370,000	(19,996)	(11,450)	(8,546)
Turkey Government	1.000%	09/20/20	BNP	3.043%	900,000	(82,692)	(68,295)	(14,397)

						($615,424)	($348,488)	($266,936)

						$1,949,986	$2,900,613	($950,627)

(1)	If the fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(3)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(4)	The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Cross Currency Swaps – Pay Floating Rate

Notional Amount on Fixed Rate (Currency Delivered)	Notional Amount on Floating Rate (Currency Received)	Floating Rate Index	Counter- party	Fixed Rate	Expiration Date	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
TRY 4,247,000	$1,993,897	3-Month USD LIBOR	JPM	10.757%	04/08/16	$673,099	$—	$673,099

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Interest Rate Swaps – Pay Floating Rate

Floating Rate Index	Counter- party	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day BRL-CETIP	GSC	12.023%	01/02/17	BRL 1,856,835	$315,003	$—	$315,003
1-Day BRL-CETIP	GSC	12.080%	01/02/17	22,867,890	(255,261)	—	(255,261)
7-Day CNY-CNRR07	DUB	2.450%	06/18/17	CNY 15,476,000	(1,062)	—	(1,062)
7-Day CNY-CNRR07	GSC	2.450%	06/18/17	15,475,000	336	—	336
7-Day CNY-CNRR07	BNP	2.450%	06/24/17	7,623,000	(616)	—	(616)
7-Day CNY-CNRR07	DUB	2.460%	06/24/17	8,145,000	(444)	—	(444)
7-Day CNY-CNRR07	GSC	2.460%	06/24/17	16,290,000	(888)	—	(888)
7-Day CNY-CNRR07	SCB	2.463%	06/24/17	16,290,000	(781)	—	(781)
7-Day CNY-CNRR07	DUB	2.453%	06/25/17	18,395,000	(1,485)	—	(1,485)
7-Day CNY-CNRR07	BNP	2.490%	06/25/17	8,012,000	135	—	135
7-Day CNY-CNRR07	GSC	2.490%	06/25/17	16,023,000	271	—	271
7-Day CNY-CNRR07	JPM	2.490%	06/25/17	16,024,000	271	—	271
7-Day CNY-CNRR07	SCB	2.501%	06/25/17	19,228,000	6,353	—	6,353
7-Day CNY-CNRR07	SCB	2.445%	07/16/17	19,106,000	(1,791)	—	(1,791)
7-Day CNY-CNRR07	GSC	2.450%	07/16/17	19,822,000	(1,588)	—	(1,588)
7-Day CNY-CNRR07	DUB	2.457%	07/16/17	15,201,000	(948)	—	(948)
7-Day CNY-CNRR07	GSC	2.450%	08/20/17	14,103,000	(1,296)	—	(1,296)
7-Day CNY-CNRR07	SCB	2.450%	08/21/17	9,025,000	(783)	—	(783)
7-Day CNY-CNRR07	DUB	2.453%	08/21/17	9,872,000	(859)	—	(859)
7-Day CNY-CNRR07	DUB	2.455%	08/21/17	18,898,000	(1,510)	—	(1,510)
7-Day CNY-CNRR07	DUB	2.460%	08/21/17	24,839,000	(1,442)	—	(1,442)
6-Month PLN-WIBOR	HSB	3.430%	12/12/17	PLN 60,000,000	602,837	—	602,837
1-Day BRL-CETIP	DUB	12.960%	01/02/18	BRL 7,050,394	(105,427)	—	(105,427)
1-Day BRL-CETIP	DUB	13.000%	01/02/18	21,084,033	(310,505)	—	(310,505)
1-Day BRL-CETIP	GSC	13.185%	01/02/18	5,739,291	(78,881)	—	(78,881)
1-Day BRL-CETIP	GSC	13.262%	01/02/18	29,651,838	(409,091)	—	(409,091)
1-Day BRL-CETIP	GSC	13.274%	01/02/18	10,665,445	(146,318)	—	(146,318)
3-Month NZD Bank Bills	JPM	4.060%	06/04/23	NZD 810,000	37,104	—	37,104

					(358,666)	—	(358,666)

	Exchange

6-Month PLN-WIBOR	LCH	1.722%	02/27/20	PLN 5,554,000	(4,136)	—	(4,136)
6-Month PLN-WIBOR	LCH	1.775%	02/27/20	3,549,000	32,906	—	32,906
6-Month PLN-WIBOR	LCH	1.778%	02/27/20	16,587,000	(15,805)	—	(15,805)
3-Month USD-LIBOR	LCH	1.795%	06/29/20	$420,000	9,084	—	9,084
3-Month USD-LIBOR	LCH	1.800%	06/29/20	790,000	18,478	—	18,478
3-Month USD-LIBOR	LCH	1.744%	07/31/20	1,800,000	36,058	—	36,058
3-Month USD-LIBOR	LCH	1.750%	07/31/20	535,000	14,793	—	14,793
3-Month USD-LIBOR	LCH	1.784%	07/31/20	535,000	11,932	—	11,932
6-Month PLN-WIBOR	LCH	2.310%	08/11/20	PLN 6,109,000	27,145	—	27,145
3-Month USD-LIBOR	LCH	1.739%	08/12/20	$1,348,000	24,802	—	24,802
3-Month USD-LIBOR	LCH	1.621%	08/14/20	1,430,000	18,432	—	18,432
3-Month USD-LIBOR	LCH	1.680%	08/17/20	1,535,000	27,358	—	27,358
3-Month USD-LIBOR	LCH	1.689%	08/17/20	1,638,000	29,999	—	29,999
3-Month USD-LIBOR	LCH	1.698%	08/19/20	2,749,000	44,853	—	44,853
3-Month USD-LIBOR	LCH	1.566%	09/17/20	2,216,000	19,778	—	19,778
3-Month USD-LIBOR	LCH	1.649%	09/18/20	1,607,000	20,427	—	20,427
3-Month USD-LIBOR	LCH	1.650%	09/18/20	652,000	8,202	—	8,202
3-Month USD-LIBOR	LCH	1.541%	09/23/20	90,000	647	—	647
3-Month USD-LIBOR	LCH	1.545%	09/23/20	80,000	590	—	590
3-Month USD-LIBOR	LCH	2.100%	07/27/22	737,000	23,402	(375)	23,777
3-Month USD-LIBOR	LCH	2.058%	07/30/22	748,000	21,359	—	21,359
3-Month NZD Bank Bills	LCH	4.960%	04/29/24	NZD 5,271,000	393,835	—	393,835
3-Month NZD Bank Bills	LCH	4.052%	06/16/25	1,305,000	53,666	—	53,666
3-Month NZD Bank Bills	LCH	4.053%	06/16/25	800,000	33,472	—	33,472
3-Month NZD Bank Bills	LCH	3.923%	06/25/25	2,142,000	54,483	—	54,483
3-Month NZD Bank Bills	LCH	3.805%	07/20/25	1,537,000	29,394	—	29,394

					935,154	(375)	935,529

					$576,488	($375)	$576,863

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Interest Rate Swaps – Receive Floating Rate

Floating Rate Index	Counterparty	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
6-Month PLN-WIBOR	HSB	3.356%	12/12/17	PLN 6,880,000	($147,479)	$—	($147,479)
6-Month PLN-WIBOR	HSB	3.620%	12/12/17	13,000,000	(144,092)	—	(144,092)
3-Month SAR-SAIBOR	DUB	2.150%	06/28/20	SAR 2,960,000	(8,110)	—	(8,110)
3-Month SAR-SAIBOR	GSC	2.170%	06/29/20	1,570,000	(5,839)	—	(5,839)
3-Month SAR-SAIBOR	DUB	2.130%	08/02/20	3,000,000	(6,906)	—	(6,906)
3-Month SAR-SAIBOR	DUB	2.190%	08/02/20	2,002,000	(5,561)	—	(5,561)
3-Month SAR-SAIBOR	DUB	2.310%	08/02/20	2,075,000	(10,606)	—	(10,606)
3-Month SAR-SAIBOR	GSC	2.160%	08/03/20	3,990,000	(8,427)	—	(8,427)
3-Month SAR-SAIBOR	GSC	2.350%	08/12/20	5,188,000	(18,570)	—	(18,570)
3-Month SAR-SAIBOR	GSC	2.328%	08/17/20	5,598,000	(24,290)	—	(24,290)
3-Month SAR-SAIBOR	GSC	2.395%	08/17/20	6,117,000	(46,450)	—	(46,450)
3-Month SAR-SAIBOR	GSC	2.400%	08/17/20	5,775,000	(30,400)	—	(30,400)
3-Month SAR-SAIBOR	GSC	2.458%	08/19/20	6,291,000	(42,237)	—	(42,237)
3-Month SAR-SAIBOR	GSC	2.260%	09/17/20	8,682,000	(25,406)	—	(25,406)
3-Month SAR-SAIBOR	GSC	2.338%	09/21/20	8,682,000	(32,699)	—	(32,699)
3-Month SAR-SAIBOR	GSC	2.228%	09/28/20	3,152,000	(7,214)	—	(7,214)
3-Month SAR-SAIBOR	GSC	2.640%	07/27/22	2,892,000	(10,393)	—	(10,393)
3-Month SAR-SAIBOR	GSC	2.613%	07/30/22	2,868,000	(8,338)	—	(8,338)
1-Day BRL-CETIP	GSC	11.505%	01/02/23	BRL 5,406,016	327,431	—	327,431
1-Day BRL-CETIP	GSC	11.635%	01/02/23	482,594	31,695	—	31,695

					(223,891)	—	(223,891)

	Exchange

6-Month EUR-LIBOR	LCH	0.250%	12/16/17	EUR 442,000	(1,843)	(1,471)	(372)
6-Month EUR-LIBOR	LCH	0.211%	04/15/20	7,900,000	30,797	—	30,797
6-Month EUR-LIBOR	LCH	0.212%	04/15/20	3,367,000	7,993	—	7,993
6-Month EUR-LIBOR	LCH	0.427%	08/11/20	1,103,000	(4,211)	—	(4,211)
6-Month EUR-LIBOR	LCH	0.500%	12/16/20	7,568,600	(46,434)	(4,283)	(42,151)
6-Month JPY-LIBOR	LCH	0.753%	06/12/24	JPY 266,080,000	(67,976)	—	(67,976)
6-Month JPY-LIBOR	LCH	0.512%	01/07/25	110,536,000	(8,530)	—	(8,530)
6-Month JPY-LIBOR	LCH	0.635%	05/14/25	75,590,000	(13,111)	—	(13,111)
6-Month JPY-LIBOR	LCH	0.591%	08/10/25	578,845,000	(43,499)	—	(43,499)
6-Month EUR-LIBOR	LCH	0.750%	12/16/25	EUR 4,244,000	114,819	191,405	(76,586)
3-Month USD-LIBOR	LCH	2.500%	12/16/25	$1,050,000	(42,264)	(12,999)	(29,265)

					(74,259)	172,652	(246,911)

					($298,150)	$172,652	($470,802)

					$278,338	$172,277	$106,061

Total Swap Agreements					$2,901,423	$3,072,890	($171,467)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

(m)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2015:

		Total Value at September 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$1,078,001	$—	$1,078,001	$—
	Closed-End Mutual Fund (1)	573,575	—	573,575	—
	Corporate Bond & Notes	3,866,707	—	3,866,707	—
	Senior Loan Notes	573,993	—	573,993	—
	Mortgage-Backed Securities	1,146,807	—	1,146,807	—
	Foreign Government Bonds & Notes	103,586,408	—	101,268,084	2,318,324
	Short-Term Investments	22,417,806	15,326,032	7,091,774	—
	Derivatives:
	Credit Contracts
	Swaps	2,757,076	—	2,757,076	—
	Equity Contracts
	Futures	86,318	86,318	—	—
	Purchased Options	502,316	—	502,316	—

	Total Equity Contracts	588,634	86,318	502,316	—

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	2,674,384	—	2,674,384	—
	Purchased Options	3,132,689	—	3,132,689	—
	Swaps	673,099	—	673,099	—

	Total Foreign Currency Contracts	6,480,172	—	6,480,172	—

	Interest Rate Contracts
	Futures	10,312	10,312	—	—
	Purchased Options	12,275	—	12,275	—
	Swaps	2,430,140	—	2,430,140	—

	Total Interest Rate Contracts	2,452,727	10,312	2,442,415	—

	Total Assets - Derivatives	12,278,609	96,630	12,181,979	—

	Total Assets	145,521,906	15,422,662	127,780,920	2,318,324

Liabilities	Unfunded Loan Commitment	(5,817)	—	(5,817)	—
	Securities Sold Short:
	Foreign Government Bonds & Notes	(1,118,803)	—	(1,118,803)	—
	Derivatives:
	Credit Contracts
	Swaps	(807,090)	—	(807,090)	—
	Equity Contracts
	Futures	(95,054)	(95,054)	—	—
	Written Options	(490,965)	—	(490,965)	—

	Total Equity Contracts	(586,019)	(95,054)	(490,965)	—

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(2,334,144)	—	(2,334,144)	—
	Written Options	(2,668,010)	—	(2,668,010)	—

	Total Foreign Currency Contracts	(5,002,154)	—	(5,002,154)	—

	Interest Rate Contracts
	Futures	(1,169,120)	(1,169,120)	—	—
	Written Options	(28,209)	—	(28,209)	—
	Swaps	(2,151,802)	—	(2,151,802)	—

	Total Interest Rate Contracts	(3,349,131)	(1,169,120)	(2,180,011)	—

	Total Liabilities - Derivatives	(9,744,394)	(1,264,174)	(8,480,220)	—

	Total Liabilities	(10,869,014)	(1,264,174)	(9,604,840)	—

	Total	$134,652,892	$14,158,488	$118,176,080	$2,318,324

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) for the six-month period ended September 30, 2015:

Foreign Government Bonds & Notes
Value, Beginning of Period	$1,102,450
Purchases	2,341,961
Sales (Includes Paydowns)	(1,077,343)
Accrued Discounts (Premiums)	(1,324)
Net Realized Gains (Losses)	10,656
Change in Net Unrealized Appreciation (Depreciation)	(58,076)
Transfers In	—
Transfers Out	—

Value, End of Period	$2,318,324

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	($22,269)

The significant unobservable inputs were provided by a vendor-priced single broker quote.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-119 and A-120

PACIFIC FUNDS

Schedule of Investments (Continued)

Explanation of Symbols and Terms

September 30, 2015 (Unaudited)

Explanation of Symbols:
*	Non-income producing investments.
"	Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
^	Investments with their principal amount adjusted for inflation.
§	Variable rate investments. The rate shown is based on the latest available information as of September 30, 2015. For Senior Loan Notes, the rate shown may represent a weighted average interest rate.
Ω	Investments were in default as of September 30, 2015.
±	The security is a perpetual bond and has no definite maturity date.
µ	Unsettled position. Contract rates do not take effect until settlement date.
~

Securities are not registered under the Securities Act of 1933

(1933 Act). These securities are either (1) exempt from registration pursuant to Rule 144A of the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.

‡	Investments were fully or partially segregated with the broker(s)/custodian as collateral for securities sold short, futures contracts, forward foreign currency contracts, options contracts and/or swap agreements, if any, as of September 30, 2015.
+	The values of these investments were determined by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee, or to the Board of Trustees (the “Board”). Each determination was made in good faith in accordance with the procedures established by the Board and the provisions of the Investment Company Act of 1940 (See Note 3C in Notes to Financial Statements).
»	Stapled Security. A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
l	Total shares owned by the fund as of September 30, 2015 were less than one share.

Counterparty & Exchange Abbreviations:
ANZ	Australia and New Zealand Banking Group
BNP	BNP Paribas
BOA	Bank of America
BRC	Barclays
CIB	Canadian Imperial Bank of Commerce
CIT	Citigroup
CME	Chicago Mercantile Exchange
CSF	Credit Suisse
DUB	Deutsche Bank
EUX	Eurex Exchange
GSC	Goldman Sachs
HSB	HSBC
ICE	Intercontinental Exchange Inc
JPM	JPMorgan Chase
LCH	London Clearing House
MER	Merrill Lynch
MSC	Morgan Stanley
RBC	Royal Bank of Canada
RBS	Royal Bank of Scotland
SCB	Standard Chartered Bank
SEB	Skandinaviska Enskilda Banken
SGN	Societe Generale
SSB	State Street Bank
UBS	UBS

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Renminbi Offshore (Hong Kong)
CNY	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
DOP	Dominican Peso
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
LBP	Lebanese Pound
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
OMR	Omani Rial
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RSD	Serbian Dinar
RUB	Russian Ruble
SAR	Saudi Arabian Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand
ZMW	Zambian Kwacha

Index Abbreviations:
1-Day CAD-USD Discount Rate	Canadian Dollar - United States Dollar Discount Rate
1-Day CHF-TOIS	Switzerland Tomnext Offered Indexed Swaps
1-Day EUR-EONIA	Euro Effective Overnight Index Average
1-Day JPY-MUTSC	Bank of Japan Estimate Unsecured Overnight Call Rate
1-Month AUD-BBSW	Australian Bank Bill Short-Term Rate
1-Month GBP-LIBOR	British Pound London Interbank Offered Rate
1-Month HKD-HIBOR	Hong Kong Interbank Offered Rate
1-Month SGD-SIBOR	Singapore Interbank Offered Rate
1-Month USD-LIBOR	United States Dollar London Interbank Offered Rate
1-Week DKK-CIBOR	Copenhagen Interbank Offered Rate
1-Week NOK-NIBOR	Norway Interbank Offered Rate
1-Week SEK-STIBOR	Stockholm Interbank Offered Rate
ABX HE	Asset-Backed Securities Index - Home Equity
CDX HY	Credit Derivatives Index - High Yield
CDX IG	Credit Derivatives Index - Investment Grade
iTraxx Asia	International Index - Asia
iTraxx Crossover	International Index - Europe Sub-Investment Grade
iTraxx Europe	International Index - Europe

See Notes to Financial Statements

PACIFIC FUNDS

Schedule of Investments (Continued)

Explanation of Symbols and Terms (Continued)

September 30, 2015 (Unaudited)

Other Abbreviations:
ADR	American Depositary Receipt
FDR	Fiduciary Depositary Receipt
GDR	Global Depositary Receipt
IO	Interest Only
NVDR	Non-voting Depositary Receipt
‘NY’	New York Shares
PIK	Payment In Kind
REIT	Real Estate Investment Trust

Notes:

(1)	For debt investments, the interest rates disclosed in the Schedule of Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the annualized effective yield on the date of purchase.

(2)	The countries listed in the Schedule of Investments are based on country of risk (See Note 4 in Notes to Financial Statements under Investments and Risks - Foreign and Emerging Markets Investments).

See Notes to Financial Statements

PACIFIC FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2015 (Unaudited)

	PF Floating Rate Loan Fund	PF Inflation Managed Fund	PF Managed Bond Fund	PF Short Duration Bond Fund	PF Emerging Markets Debt Fund	PF Comstock Fund
ASSETS
Investments, at cost	$87,915,310	$78,718,242	$521,230,134	$81,949,759	$112,930,301	$162,615,134
Investments, at value	$83,709,900	$76,640,039	$514,772,234	$81,577,086	$101,176,460	$209,910,435
Cash (1)	—	80,063	1,816,167	1,100	388,274	—
Foreign currency held, at value (2)	—	161,940	1,128,383	—	76,932	694
Receivables:
Dividends and interest	719,534	190,834	2,794,203	441,048	1,904,106	395,079
Fund shares sold	—	—	—	—	—	10,357
Securities sold	259,501	653,804	72,979,033	—	814,510	66,901
Variation margin	—	564,973	3,903,636	594	—	—
Swap agreements	—	—	58,866	—	—	—
Due from adviser	8,421	9,119	33,963	12,452	13,968	12,797
Forward foreign currency contracts appreciation	—	212,685	1,249,822	34,757	731,706	190,948
Unfunded loan commitment appreciation	491	—	—	—	—	—
Swap agreements, at value	—	95,050	179,111	—	941,631	—
Prepaid expenses and other assets	426	617	2,169	891	545	849
Total Assets	84,698,273	78,609,124	598,917,587	82,067,928	106,048,132	210,588,060
LIABILITIES
Payables:
Fund shares redeemed	35,024	19,586	175,691	40,927	37,454	63,725
Securities purchased	369,375	99,239	151,760,819	409,819	757,360	520,622
Sale-buyback financing transactions	—	24,186,005	5,932,452	—	—	—
Swap agreements	—	—	4,626	—	—	—
Due to brokers (3)	—	—	390,000	—	—	—
Accrued advisory fees	45,350	16,900	144,076	26,810	68,503	129,450
Accrued administration fees	10,465	6,671	54,029	10,054	13,090	26,418
Accrued support service expenses	4,741	4,579	23,523	7,201	5,881	9,983
Accrued custodian fees and expenses	4,517	1,852	5,158	2,039	21,023	2,295
Accrued transfer agency out-of-pocket expenses	2,133	2,256	10,523	3,554	2,625	4,169
Accrued legal, audit and tax service fees	8,130	8,228	40,778	12,316	10,258	18,351
Accrued trustees’ fees and expenses and deferred compensation	950	2,792	11,506	2,390	497	3,618
Accrued other	19,615	16,629	59,006	33,698	13,464	12,755
Forward foreign currency contracts depreciation	—	73,836	653,989	—	809,126	1,420
Outstanding options written, at value (premiums received $231,953 and $776,403	—	138,761	720,814	—	—	—
Swap agreements, at value	—	79,349	1,393,205	—	15,842	—
Total Liabilities	500,300	24,656,683	161,380,195	548,808	1,755,123	792,806
NET ASSETS	$84,197,973	$53,952,441	$437,537,392	$81,519,120	$104,293,009	$209,795,254
NET ASSETS CONSIST OF:
Paid-in capital	$86,512,436	$65,962,602	$425,715,908	$81,963,586	$126,155,232	$137,230,987
Undistributed/accumulated net investment income (loss)	3,203,108	767,831	8,809,392	1,176,984	1,327,385	5,531,605
Undistributed/accumulated net realized gain (loss)	(1,312,652)	(10,550,501)	12,648,192	(1,270,331)	(11,022,547)	19,551,689
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies	(4,204,919)	(2,227,491)	(9,636,100)	(351,119)	(12,167,061)	47,480,973
NET ASSETS	$84,197,973	$53,952,441	$437,537,392	$81,519,120	$104,293,009	$209,795,254
Class P Shares:
Shares of beneficial interest outstanding	8,672,118	6,333,721	40,199,559	8,141,565	12,310,938	13,702,825
Net Asset Value Per Share	$9.71	$8.52	$10.88	$10.01	$8.47	$15.31

(1)	Includes cash collateral segregated for certain derivative instruments (see Notes to Schedules of Investments) in the PF Inflation Managed, PF Managed Bond, and PF Emerging Markets Debt Funds of $80,063, $1,816,167, and $388,274, respectively.
(2)	The cost of foreign currency for the PF Inflation Managed, PF Managed Bond, PF Emerging Markets Debt, and PF Comstock Funds was $162,541, $1,135,274, $77,001, and $699, respectively.
(3)	The PF Managed Bond Fund received cash collateral to mitigate risk of loss to certain counterparties, which will be repaid based on master netting arrangements between the Fund and the respective counterparties. The Fund invests such cash collateral in investment securities (See Note 5 in Notes to Financial Statements).

See Notes to Financial Statements

B-1

PACIFIC FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

SEPTEMBER 30, 2015 (Unaudited)

	PF Growth Fund	PF Large-Cap Growth Fund	PF Large-Cap Value Fund	PF Main Street Core Fund	PF Mid-Cap Equity Fund	PF Mid-Cap Growth Fund
ASSETS
Investments, at cost	$90,403,770	$122,774,423	$188,780,591	$159,234,149	$160,797,027	$59,146,678
Investments, at value	$114,376,245	$145,921,429	$284,227,002	$191,113,691	$169,401,137	$58,901,372
Foreign currency held, at value (1)	—	91	—	—	—	—
Receivables:
Dividends and interest	60,631	21,280	642,197	340,272	155,164	40,542
Fund shares sold	—	5,720	—	—	—	—
Securities sold	826,051	1,196,482	2,808,455	2,262,982	7,304,710	416,862
Due from adviser	4,907	8,752	16,233	13,017	10,269	4,001
Prepaid expenses and other assets	394	571	1,077	763	629	257
Total Assets	115,268,228	147,154,325	287,694,964	193,730,725	176,871,909	59,363,034
LIABILITIES
Payables:
Fund shares redeemed	34,362	44,333	89,894	53,457	45,143	15,286
Securities purchased	1,413,276	2,185,588	—	1,323,778	6,747,104	247,297
Accrued advisory fees	52,617	86,778	156,265	72,364	92,496	32,529
Accrued administration fees	14,350	18,463	36,061	24,121	21,345	7,507
Accrued support service expenses	5,587	7,245	13,157	10,121	7,975	3,036
Accrued custodian fees and expenses	969	1,681	1,778	1,721	948	422
Accrued transfer agency out-of-pocket expenses	2,378	3,077	5,467	4,424	3,379	1,307
Accrued legal, audit and tax service fees	9,991	12,802	23,973	18,407	14,453	5,567
Accrued trustees’ fees and expenses and deferred compensation	3,045	7,163	5,696	1,796	1,112	3,047
Accrued other	8,700	8,386	15,291	11,661	9,423	4,801
Outstanding options written, at value (premiums received $134,880)	—	—	—	—	—	215,280
Total Liabilities	1,545,275	2,375,516	347,582	1,521,850	6,943,378	536,079
NET ASSETS	$113,722,953	$144,778,809	$287,347,382	$192,208,875	$169,928,531	$58,826,955
NET ASSETS CONSIST OF:
Paid-in capital	$84,808,976	$103,607,781	$165,664,610	$125,434,096	$150,104,427	$53,501,303
Undistributed/accumulated net investment income (loss)	65,813	(250,589)	3,522,729	2,029,332	734,510	104,001
Undistributed/accumulated net realized gain (loss)	4,875,689	18,274,716	22,713,632	32,868,124	10,485,484	5,547,594
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies	23,972,475	23,146,901	95,446,411	31,877,323	8,604,110	(325,943)
NET ASSETS	$113,722,953	$144,778,809	$287,347,382	$192,208,875	$169,928,531	$58,826,955
Class P Shares:
Shares of beneficial interest outstanding	6,169,494	14,239,798	18,780,567	14,177,639	15,121,554	7,696,824
Net Asset Value Per Share	$18.43	$10.17	$15.30	$13.56	$11.24	$7.64

(1)	The cost of foreign currency for the PF Large-Cap Growth Fund was $91.

See Notes to Financial Statements

B-2

PACIFIC FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

SEPTEMBER 30, 2015 (Unaudited)

	PF Mid-Cap Value Fund	PF Small-Cap Growth Fund	PF Small-Cap Value Fund	PF Emerging Markets Fund	PF International Large-Cap Fund	PF International Small-Cap Fund
ASSETS
Investments, at cost	$266,482,429	$45,116,341	$197,553,572	$151,415,241	$266,142,402	$119,074,964
Investments, at value	$248,577,073	$47,723,908	$190,518,356	$147,667,605	$296,616,953	$118,527,646
Cash	213,587	—	—	—	—	—
Foreign currency held, at value (1), (2)	—	—	—	8,873	251	625,911
Receivables:
Dividends and interest	384,147	—	190,516	198,728	1,066,194	321,296
Fund shares sold	—	10,768	—	30,831	19,366	—
Securities sold	1,295,916	1,284,074	293,190	180,779	—	841,798
Due from adviser	—	5,182	9,057	31,840	21,008	—
Prepaid expenses and other assets	590	230	411	558	764	162
Total Assets	250,471,313	49,024,162	191,011,530	148,119,214	297,724,536	120,316,813
LIABILITIES
Payables:
Fund shares redeemed	73,010	12,330	48,127	37,103	84,185	29,235
Securities purchased	615,324	1,356,110	—	134,039	501,891	2,379,109
Due to custodian	—	—	—	211,586	—	—
Accrued advisory fees	145,652	24,848	120,403	97,591	210,118	81,777
Accrued administration fees	31,211	6,212	24,081	18,298	37,080	14,779
Accrued support service expenses	8,006	2,876	5,239	4,751	7,725	5,188
Accrued custodian fees and expenses	495	376	590	56,691	30,086	14,859
Accrued transfer agency out-of-pocket expenses	2,849	1,295	1,671	1,703	2,241	2,124
Accrued legal, audit and tax service fees	9,156	5,606	10,281	9,409	14,191	9,210
Accrued trustees’ fees and expenses and deferred compensation	—	2,061	330	211	1,187	122
Accrued foreign capital gains tax	—	—	—	68,721	—	—
Accrued offering expenses	8,221	—	—	—	—	—
Accrued other	5,919	5,197	8,342	20,166	12,028	21,065
Total Liabilities	899,843	1,416,911	219,064	660,269	900,732	2,557,468
NET ASSETS	$249,571,470	$47,607,251	$190,792,466	$147,458,945	$296,823,804	$117,759,345
NET ASSETS CONSIST OF:
Paid-in capital	$268,316,889	$39,052,323	$197,328,170	$161,462,364	$266,863,502	$114,153,205
Undistributed/accumulated net investment income (loss)	502,501	(236,547)	637,032	(345,824)	3,323,047	2,606,028
Undistributed/accumulated net realized gain (loss)	(1,342,564)	6,183,908	(137,520)	(9,820,181)	(3,789,800)	1,552,013
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies	(17,905,356)	2,607,567	(7,035,216)	(3,837,414)	30,427,055	(551,901)
NET ASSETS	$249,571,470	$47,607,251	$190,792,466	$147,458,945	$296,823,804	$117,759,345
Class P Shares:
Shares of beneficial interest outstanding	26,820,112	3,717,251	20,354,823	12,990,609	17,592,827	11,467,296
Net Asset Value Per Share	$9.31	$12.81	$9.37	$11.35	$16.87	$10.27

(1)	The cost of foreign currency for the PF International Large-Cap and PF International Small-Cap Funds were $251 and $629,614, respectively.
(2)	Includes $8,873 of restricted foreign cash in the PF Emerging Markets Fund (See Note 4 in Notes to Financial Statements).

See Notes to Financial Statements

B-3

PACIFIC FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

SEPTEMBER 30, 2015 (Unaudited)

	PF International Value Fund	PF Real Estate Fund	PF Absolute Return Fund	PF Currency Strategies Fund	PF Equity Long/Short Fund	PF Global Absolute Return Fund
ASSETS
Investments and repurchase agreements, at cost	$147,492,852	$48,666,241	$70,831,982	$133,382,017	$119,558,814	$144,441,409
Investments, at value	$145,851,811	$65,274,508	$68,623,257	$132,949,037	$119,558,814	$135,744,972
Repurchase agreements, at value	—	—	—	—	—	1,145,605
Cash (1)	—	—	—	—	9,926,485	—
Foreign currency held, at value (2)	103,315	—	1,969,031	—	—	105,190
Receivables:
Dividends and interest	685,469	238,990	770,621	368,751	—	2,334,514
Fund shares sold	10,424	—	—	—	—	—
Securities sold	1,521,909	181,344	303,178	—	—	3,951,966
Variation margin	—	—	3,670,500	—	7,676,270	1,158,897
Due from adviser	22,717	2,493	—	—	—	10,499
Forward foreign currency contracts appreciation	349,056	—	532,795	1,610,991	24,254	2,674,384
Swap agreements, at value	—	—	196,347	—	20,900,194	4,751,611
Prepaid expenses and other assets	538	290	14,482	633	17,348	588
Total Assets	148,545,239	65,697,625	76,080,211	134,929,412	158,103,365	151,878,226
LIABILITIES
Payables:
Fund shares redeemed	42,304	14,487	28,973	38,097	41,952	46,572
Securities purchased	1,395,500	234,182	—	—	539,167	4,418,844
Securities sold short, at value (proceeds $1,045,738)	—	—	—	—	—	1,118,803
Due to custodian	—	—	86,796	—	579,553	—
Due to brokers (3)	—	—	320,000	1,880,000	—	1,130,838
Accrued advisory fees	79,920	47,414	50,208	69,961	123,902	91,170
Accrued administration fees	18,443	7,902	9,414	16,145	18,585	17,094
Accrued support service expenses	5,180	1,763	3,121	6,506	5,086	6,177
Accrued custodian fees and expenses	17,659	268	15,940	3,090	2,986	45,169
Accrued transfer agency out-of-pocket expenses	1,884	568	1,290	2,855	1,908	2,570
Accrued legal, audit and tax service fees	9,520	3,325	5,107	11,394	8,087	10,398
Accrued trustees’ fees and expenses and deferred compensation	3,161	56	98	469	—	228
Accrued interest	—	—	—	—	—	29,765
Accrued other	11,525	3,216	7,433	5,871	20,791	15,025
Forward foreign currency contracts depreciation	631,837	—	140,880	1,152,296	130,441	2,334,144
Unfunded loan commitment depreciation	—	—	—	—	—	5,817
Outstanding options written, at value (premiums received $3,616,798)	—	—	—	—	—	3,187,184
Swap agreements, at value	—	—	352,708	—	741,451	2,711,083
Total Liabilities	2,216,933	313,181	1,021,968	3,186,684	2,213,909	15,170,881
NET ASSETS	$146,328,306	$65,384,444	$75,058,243	$131,742,728	$155,889,456	$136,707,345
NET ASSETS CONSIST OF:
Paid-in capital	$192,518,139	$44,826,480	$78,839,256	$134,515,675	$146,052,342	$136,053,541
Undistributed/accumulated net investment income (loss)	2,101,122	440,757	285,528	1,071,322	(838,741)	10,043,138
Undistributed/accumulated net realized gain (loss)	(46,332,005)	3,508,940	(1,648,619)	(3,867,046)	(8,166,034)	(1,280,884)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies	(1,958,950)	16,608,267	(2,417,922)	22,777	18,841,889	(8,108,450)
NET ASSETS	$146,328,306	$65,384,444	$75,058,243	$131,742,728	$155,889,456	$136,707,345
Class P Shares:
Shares of beneficial interest outstanding	16,909,634	4,232,137	7,832,398	13,433,479	14,665,377	14,085,016
Net Asset Value Per Share	$8.65	$15.45	$9.58	$9.81	$10.63	$9.71

(1)	Includes cash collateral segregated for certain derivative instruments (see Notes to Schedule of Investments) in the PF Equity Long/Short Fund of $9,926,485.
(2)	The cost of foreign currency for the PF International Value, PF Absolute Return, and PF Global Absolute Return Funds was $105,111, $1,970,287, and $107,523, respectively.
(3)	The PF Absolute Return, PF Currency Strategies, and PF Global Absolute Return Funds received cash collateral to mitigate risk of loss to certain counterparties, which will be repaid based on master netting arrangements between the Funds and the respective counterparties. The Funds invest such cash collateral in investment securities (See Note 5 in Notes to Financial Statements).

See Notes to Financial Statements

B-4

PACIFIC FUNDS

STATEMENTS OF OPERATIONS

FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2015 (Unaudited)

	PF Floating Rate Loan Fund	PF Inflation Managed Fund	PF Managed Bond Fund	PF Short Duration Bond Fund	PF Emerging Markets Debt Fund	PF Comstock Fund
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$361	$760	$—	$171	$—	$2,786,099
Interest, net of foreign taxes withheld	2,473,476	2,813,324	8,190,874	1,227,222	4,776,013	—
Other	497	—	—	—	2,867	—
Total Investment Income	2,474,334	2,814,084	8,190,874	1,227,393	4,778,880	2,786,099

EXPENSES
Advisory fees	381,181	193,190	1,031,625	270,542	506,994	960,248
Administration fees	76,236	72,446	386,859	101,453	96,878	192,050
Support services expenses	7,789	8,033	38,971	11,035	9,571	18,421
Custodian fees and expenses	11,994	8,885	18,443	4,496	47,395	2,705
Shareholder report expenses	2,478	2,553	12,434	3,605	3,092	5,831
Transfer agency out-of-pocket expenses	5,036	5,185	25,221	7,300	6,245	11,780
Legal, audit and tax service fees	8,794	9,049	44,179	12,928	11,012	20,545
Trustees’ fees and expenses	2,485	2,565	12,448	3,614	3,083	5,814
Interest expense	—	33,264	2,564	—	100	—
Other	24,599	25,428	77,109	44,317	18,406	9,097
Total Expenses	520,592	360,598	1,649,853	459,290	702,776	1,226,491
Advisory Fee Waiver (1)	(50,824)	(9,659)	—	—	—	(19,205)
Adviser Expense Reimbursement (2)	(63,175)	(61,698)	(228,805)	(87,294)	(98,804)	(74,193)
Net Expenses	406,593	289,241	1,421,048	371,996	603,972	1,133,093
NET INVESTMENT INCOME (LOSS)	2,067,741	2,524,843	6,769,826	855,397	4,174,908	1,653,006

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) On:
Investment security transactions	12,519	(1,870,694)	1,967,652	225,594	(1,901,716)	13,059,342
Closed short positions	—	1,074	5,468	—	722	—
Futures contract transactions	—	(612,081)	604,130	(6,056)	—	—
Swap transactions	—	441,365	(422,387)	—	(374,956)	—
Written option transactions	—	417,581	2,150,641	—	—	—
Foreign currency transactions	—	(1,067,544)	(548,440)	5,398	(4,318,514)	(906,971)
Net Realized Gain (Loss)	12,519	(2,690,299)	3,757,064	224,936	(6,594,464)	12,152,371

Change In Net Unrealized Appreciation (Depreciation) On:
Investment securities	(3,342,220)	(1,879,289)	(16,297,608)	(846,462)	(1,378,203)	(38,177,123)
Unfunded loan commitments	491	—	—	—	—	—
Futures contracts	—	90,904	(1,419,882)	(3,928)	—	—
Swaps	—	(259,872)	116,120	—	40,869	—
Written options	—	69,175	(181,251)	—	—	—
Foreign currencies	—	(693,582)	(517,851)	5,976	151,668	557,344
Change in Net Unrealized Appreciation (Depreciation)	(3,341,729)	(2,672,664)	(18,300,472)	(844,414)	(1,185,666)	(37,619,779)
NET GAIN (LOSS)	(3,329,210)	(5,362,963)	(14,543,408)	(619,478)	(7,780,130)	(25,467,408)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($1,261,469)	($2,838,120)	($7,773,582)	$235,919	($3,605,222)	($23,814,402)

Foreign taxes withheld on dividends and interest	$—	$—	$—	$—	$36,722	$70,700

(1)	See Note 6 in Notes to Financial Statements.
(2)	See Note 7B in Notes to Financial Statements.

See Notes to Financial Statements

B-5

PACIFIC FUNDS

STATEMENTS OF OPERATIONS (Continued)

FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2015 (Unaudited)

	PF Growth Fund	PF Large-Cap Growth Fund	PF Large-Cap Value Fund	PF Main Street Core Fund	PF Mid-Cap Equity Fund	PF Mid-Cap Growth Fund
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$536,791	$629,517	$3,648,428	$2,093,622	$1,346,013	$331,992
Interest, net of foreign taxes withheld	1,522	—	—	—	—	—
Total Investment Income	538,313	629,517	3,648,428	2,093,622	1,346,013	331,992

EXPENSES
Advisory fees	371,889	656,127	1,094,058	560,352	654,287	271,147
Administration fees	101,424	131,226	252,475	186,784	150,989	58,103
Support services expenses	9,869	12,575	24,096	18,357	14,539	5,739
Custodian fees and expenses	2,338	4,707	4,783	5,074	2,755	1,216
Shareholder report expenses	3,134	4,002	7,615	5,827	4,590	1,788
Transfer agency out-of-pocket expenses	6,330	8,060	15,389	11,742	9,278	3,646
Legal, audit and tax service fees	11,054	14,110	26,816	20,522	16,159	6,295
Trustees’ fees and expenses	3,121	3,976	7,592	5,793	4,576	1,798
Other	6,755	6,254	9,904	8,374	9,027	4,650
Total Expenses	515,914	841,037	1,442,728	822,825	866,200	354,382
Advisory Fee Waiver (1)	—	(39,368)	—	—	—	(19,368)
Adviser Expense Reimbursement (2)	(42,601)	(53,684)	(96,195)	(75,689)	(60,924)	(25,133)
Net Expenses	473,313	747,985	1,346,533	747,136	805,276	309,881
NET INVESTMENT INCOME (LOSS)	65,000	(118,468)	2,301,895	1,346,486	540,737	22,111

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) On:
Investment security transactions	4,723,624	8,926,431	17,401,892	20,390,461	6,518,934	3,178,657
Written option transactions	—	—	—	—	—	(99,739)
Foreign currency transactions	(171)	(75)	(410)	(354)	—	(51)
Net Realized Gain (Loss)	4,723,453	8,926,356	17,401,482	20,390,107	6,518,934	3,078,867
Change In Net Unrealized Appreciation (Depreciation) On:
Investment securities	(9,195,061)	(14,274,591)	(40,735,331)	(29,445,976)	(21,279,004)	(11,521,070)
Written options	—	—	—	—	—	(80,618)
Foreign currencies	319	—	—	2,101	—	(12)
Change in Net Unrealized Appreciation (Depreciation)	(9,194,742)	(14,274,591)	(40,735,331)	(29,443,875)	(21,279,004)	(11,601,700)
NET GAIN (LOSS)	(4,471,289)	(5,348,235)	(23,333,849)	(9,053,768)	(14,760,070)	(8,522,833)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($4,406,289)	($5,466,703)	($21,031,954)	($7,707,282)	($14,219,333)	($8,500,722)

Foreign taxes withheld on dividends and interest	$16,599	$—	$87,147	$39,847	$303	$—

(1)	See Note 6 in Notes to Financial Statements.
(2)	See Note 7B in Notes to Financial Statements.

See Notes to Financial Statements

B-6

PACIFIC FUNDS

STATEMENTS OF OPERATIONS (Continued)

FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2015 (Unaudited)

	PF Mid-Cap Value Fund (1)	PF Small-Cap Growth Fund	PF Small-Cap Value Fund	PF Emerging Markets Fund	PF International Large-Cap Fund	PF International Small-Cap Fund
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$924,115	$58,502	$1,187,483	$1,648,834	$3,424,177	$1,859,253
Interest, net of foreign taxes withheld	403	—	—	—	581	—
Total Investment Income	924,518	58,502	1,187,483	1,648,834	3,424,758	1,859,253

EXPENSES
Advisory fees	314,401	234,608	671,108	596,313	1,046,459	561,993
Administration fees	67,372	58,652	134,221	111,809	184,669	99,175
Support services expenses	8,006	5,782	10,832	9,685	13,992	9,547
Custodian fees and expenses	512	1,559	1,999	141,571	61,489	31,140
Shareholder report expenses	3,444	1,822	3,392	3,035	4,448	2,986
Transfer agency out-of-pocket expenses	4,624	3,683	6,855	6,185	9,013	6,009
Legal, audit and tax service fees	9,156	6,413	11,889	10,702	15,742	10,420
Trustees’ fees and expenses	2,255	1,819	3,383	3,057	4,452	2,938
Offering expenses	8,606	—	—	—	—	234
Other	3,641	6,507	7,896	32,280	14,461	10,891
Total Expenses	422,017	320,845	851,575	914,637	1,354,725	735,333
Advisory Fee Waiver (2)	—	—	—	—	—	(13,223)
Adviser Expense Reimbursement (3)	—	(27,585)	(46,246)	(206,514)	(123,597)	(8,049)
Net Expenses	422,017	293,260	805,329	708,123	1,231,128	714,061
NET INVESTMENT INCOME (LOSS)	502,501	(234,758)	382,154	940,711	2,193,630	1,145,192

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) On:
Investment security transactions	(666,549)	6,279,526	(913,608)	(5,539,136)	4,750,405	1,230,714
Futures contract transactions	(676,015)	—	(113,986)	—	647,994	(40,410)
Foreign currency transactions	—	—	—	(61,101)	(739,470)	59,734
Net Realized Gain (Loss)	(1,342,564)	6,279,526	(1,027,594)	(5,600,237)	4,658,929	1,250,038
Change In Net Unrealized Appreciation (Depreciation) On:
Investment securities (4)	(17,905,356)	(12,847,476)	(19,733,218)	(23,463,479)	(36,821,405)	(7,069,732)
Foreign currencies	—	—	—	3,542	4,487	311
Change in Net Unrealized Appreciation (Depreciation)	(17,905,356)	(12,847,476)	(19,733,218)	(23,459,937)	(36,816,918)	(7,069,421)
NET GAIN (LOSS)	(19,247,920)	(6,567,950)	(20,760,812)	(29,060,174)	(32,157,989)	(5,819,383)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($18,745,419)	($6,802,708)	($20,378,658)	($28,119,463)	($29,964,359)	($4,674,191)

Foreign taxes withheld on dividends and interest	$—	$—	$7,117	$189,737	$524,060	$200,152

(1)	PF Mid-Cap Value Fund commenced operations on July 29, 2015.
(2)	See Note 6 in Notes to Financial Statements.
(3)	See Note 7B in Notes to Financial Statements.
(4)	Change in net unrealized appreciation (depreciation) on investment securities for the PF Emerging Markets Fund was net of decrease in deferred foreign capital gains tax of $112,192.

See Notes to Financial Statements

B-7

PACIFIC FUNDS

STATEMENTS OF OPERATIONS (Continued)

FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2015 (Unaudited)

	PF International Value Fund	PF Real Estate Fund	PF Absolute Return Fund (1)	PF Currency Strategies Fund	PF Equity Long/Short Fund (1)	PF Global Absolute Return Fund
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$2,235,048	$729,150	$5,781	$3,615	$—	$—
Interest, net of foreign taxes withheld	—	—	736,666	9,152	26,708	3,970,740
Total Investment Income	2,235,048	729,150	742,447	12,767	26,708	3,970,740

EXPENSES
Advisory fees	475,563	246,980	321,368	488,907	777,605	549,050
Administration fees	109,745	41,163	60,256	112,825	101,427	102,947
Support services expenses	9,556	3,326	7,379	10,915	11,373	9,369
Custodian fees and expenses	47,337	665	23,443	7,940	5,953	103,506
Shareholder report expenses	3,026	1,056	2,053	3,495	3,197	3,053
Transfer agency out-of-pocket expenses	6,111	2,135	4,202	7,059	6,479	6,166
Legal, audit and tax service fees	10,657	3,731	6,752	12,386	10,516	10,920
Trustees’ fees and expenses	3,019	1,058	2,035	3,484	3,138	3,046
Offering expenses	—	—	21,311	—	21,311	—
Interest expense	—	—	—	—	—	22,117
Other	20,334	3,116	8,120	2,731	25,877	21,036
Total Expenses	685,348	303,230	456,919	649,742	966,876	831,210
Advisory Fee Waiver (2)	—	—	—	—	(101,427)	—
Adviser Expense Reimbursement (3)	(100,040)	(15,087)	—	—	—	(88,466)
Net Expenses	585,308	288,143	456,919	649,742	865,449	742,744
NET INVESTMENT INCOME (LOSS)	1,649,740	441,007	285,528	(636,975)	(838,741)	3,227,996

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) On:
Investment security transactions	(386,427)	979,606	(1,903,675)	(18,926)	111	204,256
Futures contract transactions	56,872	—	(522,159)	—	(9,379,699)	(1,684,705)
Swap transactions	—	—	857,459	—	1,687,352	3,057,446
Written option transactions	—	—	702,350	—	—	2,686,945
Foreign currency transactions	31,649	—	(782,594)	(3,842,183)	(473,798)	(4,520,286)
Forward bond contracts	—	—	—	—	—	(3,607)
Net Realized Gain (Loss)	(297,906)	979,606	(1,648,619)	(3,861,109)	(8,166,034)	(259,951)
Change In Net Unrealized Appreciation (Depreciation) On:
Investment securities	(15,550,056)	(6,504,364)	(2,208,725)	2,271,446	—	(6,285,554)
Unfunded loan commitments	—	—	—	—	—	(182)
Short positions	—	—	—	—	—	(19,061)
Futures contracts	10,614	—	(220,627)	—	(1,210,607)	(181,618)
Swaps	—	—	(380,217)	—	20,158,743	(4,056,777)
Written options	—	—	—	—	—	5,862,560
Foreign currencies	(508,646)	—	391,647	(334,074)	(106,247)	(2,537,813)
Forward bonds	—	—	—	—	—	52,646
Change in Net Unrealized Appreciation (Depreciation)	(16,048,088)	(6,504,364)	(2,417,922)	1,937,372	18,841,889	(7,165,799)
NET GAIN (LOSS)	(16,345,994)	(5,524,758)	(4,066,541)	(1,923,737)	10,675,855	(7,425,750)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($14,696,254)	($5,083,751)	($3,781,013)	($2,560,712)	$9,837,114	($4,197,754)

Foreign taxes withheld on dividends and interest	$307,075	$—	$855	$5,134	$—	$4,291

(1)	PF Absolute Return and PF Equity Long/Short Funds commenced operations on April 27, 2015.
(2)	See Note 6 in Notes to Financial Statements.
(3)	See Note 7B in Notes to Financial Statements.

See Notes to Financial Statements

B-8

PACIFIC FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Six-Month Period Ended September 30, 2015 (1)	Year Ended March 31, 2015	Six-Month Period Ended September 30, 2015 (1)	Year Ended March 31, 2015	Six-Month Period Ended September 30, 2015 (1)	Year Ended March 31, 2015
	PF Floating Rate Loan Fund		PF Inflation Managed Fund		PF Managed Bond Fund
OPERATIONS
Net investment income (loss)	$2,067,741	$4,486,703	$2,524,843	$1,069,992	$6,769,826	$8,656,737
Net realized gain (loss)	12,519	(1,323,615)	(2,690,299)	(863,026)	3,757,064	24,586,442
Change in net unrealized appreciation (depreciation)	(3,341,729)	(850,541)	(2,672,664)	4,655,716	(18,300,472)	5,768,017
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,261,469)	2,312,547	(2,838,120)	4,862,682	(7,773,582)	39,011,196
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income - Class P	—	(4,425,588)	—	(3,604,677)	—	(10,397,287)
Net realized gains - Class P	—	(17,189)	—	—	—	(11,648,530)
Net Decrease from Dividends and Distributions to Shareholders	—	(4,442,777)	—	(3,604,677)	—	(22,045,817)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class P	895,604	12,400,990	4,183,063	15,641,976	13,922,868	94,581,849
Dividends and distribution reinvestments - Class P	—	4,442,777	—	3,604,677	—	22,045,817
Cost of shares repurchased - Class P	(42,560,412)	(10,705,218)	(73,546,676)	(80,115,002)	(212,493,433)	(69,464,458)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(41,664,808)	6,138,549	(69,363,613)	(60,868,349)	(198,570,565)	47,163,208
NET INCREASE (DECREASE) IN NET ASSETS	(42,926,277)	4,008,319	(72,201,733)	(59,610,344)	(206,344,147)	64,128,587
NET ASSETS
Beginning of Year or Period	127,124,250	123,115,931	126,154,174	185,764,518	643,881,539	579,752,952
End of Year or Period	$84,197,973	$127,124,250	$53,952,441	$126,154,174	$437,537,392	$643,881,539
Undistributed/Accumulated Net Investment Income (Loss)	$3,203,108	$1,135,367	$767,831	($1,757,012)	$8,809,392	$2,039,566

	PF Short Duration Bond Fund		PF Emerging Markets Debt Fund		PF Comstock Fund
OPERATIONS
Net investment income (loss)	$855,397	$2,601,158	$4,174,908	$7,965,251	$1,653,006	$3,552,802
Net realized gain (loss)	224,936	(144,386)	(6,594,464)	(6,640,664)	12,152,371	40,790,115
Change in net unrealized appreciation (depreciation)	(844,414)	(451,214)	(1,185,666)	(10,068,715)	(37,619,779)	(24,050,355)
Net Increase (Decrease) in Net Assets Resulting from Operations	235,919	2,005,558	(3,605,222)	(8,744,128)	(23,814,402)	20,292,562
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income - Class P	—	(3,085,384)	—	(5,962,219)	—	(5,782,909)
Net realized gains - Class P	—	—	—	—	—	(20,835,136)
Net Decrease from Dividends and Distributions to Shareholders	—	(3,085,384)	—	(5,962,219)	—	(26,618,045)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class P	1,876,053	32,351,679	8,313,151	55,948,293	7,618,493	8,417,197
Dividends and distribution reinvestments - Class P	—	3,085,384	—	5,962,219	—	26,618,045
Cost of shares repurchased - Class P	(133,926,974)	(50,211,811)	(62,425,600)	(15,709,434)	(43,713,983)	(67,602,421)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(132,050,921)	(14,774,748)	(54,112,449)	46,201,078	(36,095,490)	(32,567,179)
NET INCREASE (DECREASE) IN NET ASSETS	(131,815,002)	(15,854,574)	(57,717,671)	31,494,731	(59,909,892)	(38,892,662)
NET ASSETS
Beginning of Year or Period	213,334,122	229,188,696	162,010,680	130,515,949	269,705,146	308,597,808
End of Year or Period	$81,519,120	$213,334,122	$104,293,009	$162,010,680	$209,795,254	$269,705,146
Undistributed/Accumulated Net Investment Income (Loss)	$1,176,984	$321,587	$1,327,385	($2,847,523)	$5,531,605	$3,878,599

(1)	Unaudited.

See Notes to Financial Statements

B-9

PACIFIC FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six-Month Period Ended September 30, 2015 (1)	Year Ended March 31, 2015	Six-Month Period Ended September 30, 2015 (1)	Year Ended March 31, 2015	Six-Month Period Ended September 30, 2015 (1)	Year Ended March 31, 2015
	PF Growth Fund		PF Large-Cap Growth Fund		PF Large-Cap Value Fund
OPERATIONS
Net investment income (loss)	$65,000	$376,463	($118,468)	($294,494)	$2,301,895	$4,916,528
Net realized gain (loss)	4,723,453	2,014,771	8,926,356	19,639,072	17,401,482	30,890,520
Change in net unrealized appreciation (depreciation)	(9,194,742)	14,020,253	(14,274,591)	6,699,795	(40,735,331)	(3,677,051)
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,406,289)	16,411,487	(5,466,703)	26,044,373	(21,031,954)	32,129,997
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income - Class P	—	(934,282)	—	—	—	(7,915,128)
Net realized gains - Class P	—	(1,038,567)	—	(18,093,817)	—	(28,296,928)
Net Decrease from Dividends and Distributions to Shareholders	—	(1,972,849)	—	(18,093,817)	—	(36,212,056)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class P	5,457,992	37,943,943	7,002,019	15,780,162	14,893,823	6,185,532
Dividends and distribution reinvestments - Class P	—	1,972,849	—	18,093,817	—	36,212,056
Cost of shares repurchased - Class P	(35,221,775)	(7,747,052)	(55,894,289)	(15,300,089)	(50,917,534)	(74,284,892)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(29,763,783)	32,169,740	(48,892,270)	18,573,890	(36,023,711)	(31,887,304)
NET INCREASE (DECREASE) IN NET ASSETS	(34,170,072)	46,608,378	(54,358,973)	26,524,446	(57,055,665)	(35,969,363)
NET ASSETS
Beginning of Year or Period	147,893,025	101,284,647	199,137,782	172,613,336	344,403,047	380,372,410
End of Year or Period	$113,722,953	$147,893,025	$144,778,809	$199,137,782	$287,347,382	$344,403,047
Undistributed/Accumulated Net Investment Income (Loss)	$65,813	$813	($250,589)	($132,121)	$3,522,729	$1,220,834

	PF Main Street Core Fund		PF Mid-Cap Equity Fund		PF Mid-Cap Growth Fund
OPERATIONS
Net investment income (loss)	$1,346,486	$2,767,554	$540,737	$783,450	$22,111	$67,258
Net realized gain (loss)	20,390,107	30,062,767	6,518,934	15,534,514	3,078,867	3,264,379
Change in net unrealized appreciation (depreciation)	(29,443,875)	(4,711,178)	(21,279,004)	(824,794)	(11,601,700)	5,773,848
Net Increase (Decrease) in Net Assets Resulting from Operations	(7,707,282)	28,119,143	(14,219,333)	15,493,170	(8,500,722)	9,105,485
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income - Class P	—	(2,609,422)	—	(552,479)	—	(78,530)
Net realized gains - Class P	—	(33,766,232)	—	(23,955,351)	—	(3,795,355)
Net Decrease from Dividends and Distributions to Shareholders	—	(36,375,654)	—	(24,507,830)	—	(3,873,885)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class P	8,634,148	16,338,975	1,566,249	42,773,692	474,144	3,181,727
Dividends and distribution reinvestments - Class P	—	36,375,654	—	24,507,830	—	3,873,885
Cost of shares repurchased - Class P	(79,530,747)	(31,220,364)	(35,559,238)	(11,482,907)	(19,135,683)	(17,101,717)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(70,896,599)	21,494,265	(33,992,989)	55,798,615	(18,661,539)	(10,046,105)
NET INCREASE (DECREASE) IN NET ASSETS	(78,603,881)	13,237,754	(48,212,322)	46,783,955	(27,162,261)	(4,814,505)
NET ASSETS
Beginning of Year or Period	270,812,756	257,575,002	218,140,853	171,356,898	85,989,216	90,803,721
End of Year or Period	$192,208,875	$270,812,756	$169,928,531	$218,140,853	$58,826,955	$85,989,216
Undistributed/Accumulated Net Investment Income (Loss)	$2,029,332	$682,846	$734,510	$193,773	$104,001	$81,890

(1)	Unaudited.

See Notes to Financial Statements

B-10

PACIFIC FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Periods Ended September 30, 2015 (1)	Year Ended March 31, 2015	Six-Month Period Ended September 30, 2015 (1)	Year Ended March 31, 2015	Six-Month Period Ended September 30, 2015 (1)	Year/Period Ended March 31, 2015
	PF Mid-Cap Value Fund (2)		PF Small-Cap Growth Fund		PF Small-Cap Value Fund
OPERATIONS
Net investment income (loss)	$502,501		($234,758)	($253,016)	$382,154	$784,571
Net realized gain (loss)	(1,342,564)		6,279,526	6,392,830	(1,027,594)	37,370,520
Change in net unrealized appreciation (depreciation)	(17,905,356)		(12,847,476)	2,170,370	(19,733,218)	(22,821,057)
Net Increase (Decrease) in Net Assets Resulting from Operations	(18,745,419)		(6,802,708)	8,310,184	(20,378,658)	15,334,034
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income - Class P	—		—	—	—	(1,964,806)
Net realized gains - Class P	—		—	(9,980,804)	—	(42,372,312)
Net Decrease from Dividends and Distributions to Shareholders	—		—	(9,980,804)	—	(44,337,118)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class P	272,190,243		10,973,132	23,567,029	71,573,054	5,352,768
Dividends and distribution reinvestments - Class P	—		—	9,980,804	—	44,337,117
Cost of shares repurchased - Class P	(3,873,354)		(40,294,095)	(8,067,624)	(6,203,306)	(22,587,682)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	268,316,889		(29,320,963)	25,480,209	65,369,748	27,102,203
NET INCREASE (DECREASE) IN NET ASSETS	249,571,470		(36,123,671)	23,809,589	44,991,090	(1,900,881)
NET ASSETS
Beginning of Year or Period	—		83,730,922	59,921,333	145,801,376	147,702,257
End of Year or Period	$249,571,470		$47,607,251	$83,730,922	$190,792,466	$145,801,376
Undistributed/Accumulated Net Investment Income (Loss)	$502,501		($236,547)	($1,789)	$637,032	$254,878

	PF Emerging Markets Fund		PF International Large-Cap Fund		PF International Small-Cap Fund (3)
OPERATIONS
Net investment income (loss)	$940,711	$1,265,408	$2,193,630	$3,838,274	$1,145,192	$350,195
Net realized gain (loss)	(5,600,237)	(813,060)	4,658,929	3,588,949	1,250,038	1,408,309
Change in net unrealized appreciation (depreciation)	(23,459,937)	(6,907,306)	(36,816,918)	(7,448,352)	(7,069,421)	6,517,520
Net Increase (Decrease) in Net Assets Resulting from Operations	(28,119,463)	(6,454,958)	(29,964,359)	(21,129)	(4,674,191)	8,276,024
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income - Class P	—	(2,127,430)	—	(4,006,574)	—	—
Net realized gains - Class P	—	(4,072,435)	—	—	—	—
Net Decrease from Dividends and Distributions to Shareholders	—	(6,199,865)	—	(4,006,574)	—	—
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class P	48,537,090	16,226,138	138,340,108	66,621,995	8,427,982	120,878,084
Dividends and distribution reinvestments - Class P	—	6,199,865	—	4,006,574	—	—
Cost of shares repurchased - Class P	(11,200,295)	(24,862,187)	(32,450,412)	(86,224,547)	(13,487,609)	(1,660,945)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	37,336,795	(2,436,184)	105,889,696	(15,595,978)	(5,059,627)	119,217,139
NET INCREASE (DECREASE) IN NET ASSETS	9,217,332	(15,091,007)	75,925,337	(19,623,681)	(9,733,818)	127,493,163
NET ASSETS
Beginning of Year or Period	138,241,613	153,332,620	220,898,467	240,522,148	127,493,163	—
End of Year or Period	$147,458,945	$138,241,613	$296,823,804	$220,898,467	$117,759,345	$127,493,163
Undistributed/Accumulated Net Investment Income (Loss)	($345,824)	($1,286,535)	$3,323,047	$1,129,417	$2,606,028	$1,460,836

(1)	Unaudited.
(2)	PF Mid-Cap Value Fund commenced operations on July 29, 2015.
(3)	PF International Small-Cap Fund commenced operations on January 14, 2015.

See Notes to Financial Statements

B-11

PACIFIC FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six-Month Period Ended September 30, 2015 (1)	Year Ended March 31, 2015	Periods Ended September 30, 2015 (1)	Year Ended March 31, 2015	Periods Ended September 30, 2015 (1)	Year Ended March 31, 2015
	PF International Value Fund		PF Real Estate Fund		PF Absolute Return Fund (2)
OPERATIONS
Net investment income (loss)	$1,649,740	$3,615,405	$441,007	$895,564	$285,528
Net realized gain (loss)	(297,906)	3,415,655	979,606	10,839,909	(1,648,619)
Change in net unrealized appreciation (depreciation)	(16,048,088)	(15,745,887)	(6,504,364)	(144,708)	(2,417,922)
Net Increase (Decrease) in Net Assets Resulting from Operations	(14,696,254)	(8,714,827)	(5,083,751)	11,590,765	(3,781,013)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income - Class P	—	(6,815,945)	—	(989,152)	—
Net realized gains - Class P	—	—	—	(1,049,057)	—
Net Decrease from Dividends and Distributions to Shareholders	—	(6,815,945)	—	(2,038,209)	—
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class P	35,747,637	29,202,505	23,019,140	3,243,808	108,212,445
Dividends and distribution reinvestments - Class P	—	6,815,945	—	2,038,209	—
Cost of shares repurchased - Class P	(17,376,133)	(54,375,493)	(2,037,119)	(39,175,965)	(29,373,189)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	18,371,504	(18,357,043)	20,982,021	(33,893,948)	78,839,256
NET INCREASE (DECREASE) IN NET ASSETS	3,675,250	(33,887,815)	15,898,270	(24,341,392)	75,058,243
NET ASSETS
Beginning of Year or Period	142,653,056	176,540,871	49,486,174	73,827,566	—
End of Year or Period	$146,328,306	$142,653,056	$65,384,444	$49,486,174	$75,058,243
Undistributed/Accumulated Net Investment Income (Loss)	$2,101,122	$451,382	$440,757	($250)	$285,528

	PF Currency Strategies Fund		PF Equity Long/Short Fund (2)		PF Global Absolute Return Fund
OPERATIONS
Net investment income (loss)	($636,975)	($1,321,106)	($838,741)		$3,227,996	$9,001,761
Net realized gain (loss)	(3,861,109)	11,943,545	(8,166,034)		(259,951)	8,443,594
Change in net unrealized appreciation (depreciation)	1,937,372	1,522,465	18,841,889		(7,165,799)	(1,196,552)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,560,712)	12,144,904	9,837,114		(4,197,754)	16,248,803
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income - Class P	—	(4,113,282)	—		—	(9,239,168)
Net realized gains - Class P	—	—	—		—	—
Net Decrease from Dividends and Distributions to Shareholders	—	(4,113,282)	—		—	(9,239,168)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class P	6,279,603	65,220,121	166,568,219		27,116,932	9,675,333
Dividends and distribution reinvestments - Class P	—	4,113,282	—		—	9,239,168
Cost of shares repurchased - Class P	(59,548,355)	(20,815,948)	(20,515,877)		(63,867,342)	(46,628,422)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(53,268,752)	48,517,455	146,052,342		(36,750,410)	(27,713,921)
NET INCREASE (DECREASE) IN NET ASSETS	(55,829,464)	56,549,077	155,889,456		(40,948,164)	(20,704,286)
NET ASSETS
Beginning of Year or Period	187,572,192	131,023,115	—		177,655,509	198,359,795
End of Year or Period	$131,742,728	$187,572,192	$155,889,456		$136,707,345	$177,655,509
Undistributed/Accumulated Net Investment Income (Loss)	$1,071,322	$1,708,297	($838,741)		$10,043,138	$6,815,142

(1)	Unaudited.
(2)	PF Absolute Return and PF Equity Long/Short Funds commenced operations on April 27, 2015.

See Notes to Financial Statements

B-12

PACIFIC FUNDS (1)

STATEMENT OF CASH FLOWS (2)

FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2015

PF Inflation Managed Fund
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase (decrease) in net assets from operations	($2,838,120)
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash provided by (used in) operating activities:
Purchases of long-term securities	(52,327,339)
Proceeds from disposition of long-term securities	129,845,083
Proceeds of short-term securities, net	(1,183,662)
(Increase) decrease in dividends and interest receivable	134,048
(Increase) decrease in receivable for securities sold	(653,804)
(Increase) decrease in receivable due from adviser	3,240
(Increase) decrease in prepaid expenses and other assets	1,473
(Increase) decrease in variation margin	(570,962)
(Increase) decrease in swap premiums	(251,934)
Increase (decrease) in payable for securities purchased	99,239
Increase (decrease) in payable for swap agreements	(28,616)
Increase (decrease) in payable due to brokers	(612,000)
Increase (decrease) in accrued advisory fees	(23,757)
Increase (decrease) in accrued administration fees	(9,378)
Increase (decrease) in accrued support services expenses	364
Increase (decrease) in accrued custodian fees and expenses	(2,231)
Increase (decrease) in accrued transfer agency out-of-pocket expenses	59
Increase (decrease) in accrued legal, audit and tax service fees	(3,698)
Increase (decrease) in accrued trustees’ fees and expenses and deferred compensation	690
Increase (decrease) in accrued other payables	546
Increase (decrease) in accrued interest expenses (3)	(579)
Change in net unrealized (appreciation) depreciation on investment securities	1,879,289
Change in net unrealized (appreciation) depreciation on swaps	259,872
Change in net unrealized (appreciation) depreciation on written options	(69,175)
Change in net unrealized (appreciation) depreciation on foreign currencies	693,582
Net realized (gain) loss on investment security transactions	1,870,694
Net realized (gain) loss on closed short positions	(1,074)
Net realized (gain) loss on written option transactions	(417,581)
Net amortization on investments	193,901
Net cash provided by (used in) operating activities	75,988,170

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	4,232,788
Payment of shares redeemed	(73,551,303)
Increase (decrease) in payable for reverse repurchase agreement	(2,983,375)
Increase (decrease) in payable for sale-buyback financing transactions	(3,980,935)
Net cash provided by (used in) financing activities	(76,282,825)

NET INCREASE (DECREASE) IN CASH AND FOREIGN CURRENCY	(294,655)

CASH AND FOREIGN CURRENCY:
Beginning of Period	536,658
End of Period	$242,003

(1)	See Note 1 in Notes to Financial Statements regarding name changes that occurred during the six-month period ended September 30, 2015.
(2)	Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amounts shown in the Statement of Cash Flows are the amount included within the Statements of Assets and Liabilities and include cash and foreign currency, if any, on hand at the custodian bank and do not include any short-term investments. The PF Inflation Managed Fund has not met the exemption criteria under the Financial Accounting Standards Board Accounting Standards Codification Topic 230, Statement of Cash Flows, and therefore includes a Statement of Cash Flows. All other funds have met the exemption criteria.
(3)	Interest paid by the PF Inflation Managed Fund was $33,264.

See Notes to Financial Statements

B-13

PACIFIC FUNDS

FINANCIAL HIGHLIGHTS (1)

Selected per share, ratios and supplemental data for each year or period ended were as follows:

Fund	Selected Per Share Data									Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions
For the Year or Period Ended	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (2)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains		Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
PF Floating Rate Loan Fund
4/1/2015 - 9/30/2015 (6)	$9.87	$0.20	($0.36)	($0.16)	$—	$—		$—	$9.71	1.02%	0.80%	4.07%	(1.62%)	$84,198	28%
4/1/2014 - 3/31/2015	10.05	0.36	(0.19)	0.17	(0.35)	(0.00	) (7)	(0.35)	9.87	1.03%	0.80%	3.55%	1.78%	127,124	69%
4/1/2013 - 3/31/2014	10.24	0.38	(0.04)	0.34	(0.38)	(0.15)		(0.53)	10.05	1.02%	0.80%	3.73%	3.39%	123,116	73%
4/1/2012 - 3/31/2013	10.10	0.46	0.18	0.64	(0.47)	(0.03)		(0.50)	10.24	1.03%	0.80%	4.45%	6.40%	110,204	94%
4/1/2011 - 3/31/2012	10.12	0.43	(0.06)	0.37	(0.39)	—		(0.39)	10.10	1.04%	0.80%	4.33%	3.80%	112,088	45%
4/1/2010 - 3/31/2011	9.88	0.34	0.19	0.53	(0.29)	—		(0.29)	10.12	1.22%	0.90%	4.29%	5.51%	86,066	92%
PF Inflation Managed Fund
4/1/2015 - 9/30/2015 (6)	$8.80	$0.23	($0.51)	($0.28)	$—	$—		$—	$8.52	0.75%	0.60%	5.23%	(3.18%)	$53,952	50%
4/1/2014 - 3/31/2015	8.84	0.06	0.15	0.21	(0.25)	—		(0.25)	8.80	0.68%	0.58%	0.68%	2.38%	126,154	139%
4/1/2013 - 3/31/2014	9.73	0.07	(0.78)	(0.71)	(0.04)	(0.14)		(0.18)	8.84	0.64%	0.56%	0.83%	(7.40%)	185,765	36%
4/1/2012 - 3/31/2013	10.79	0.21	0.52	0.73	(0.51)	(1.28)		(1.79)	9.73	0.69%	0.58%	1.95%	6.79%	164,281	111%
4/1/2011 - 3/31/2012	10.53	0.31	0.85	1.16	(0.40)	(0.50)		(0.90)	10.79	0.67%	0.56%	2.83%	11.11%	287,956	372%
4/1/2010 - 3/31/2011	10.10	0.24	0.61	0.85	(0.21)	(0.21)		(0.42)	10.53	0.82%	0.64%	2.31%	8.56%	229,356	323%
PF Managed Bond Fund
4/1/2015 - 9/30/2015 (6)	$11.06	$0.14	($0.32)	($0.18)	$—	$—		$—	$10.88	0.64%	0.55%	2.62%	(1.63%)	$437,537	204%
4/1/2014 - 3/31/2015	10.76	0.15	0.52	0.67	(0.17)	(0.20)		(0.37)	11.06	0.63%	0.55%	1.37%	6.32%	643,882	578%
4/1/2013 - 3/31/2014	11.11	0.13	(0.27)	(0.14)	(0.15)	(0.06)		(0.21)	10.76	0.63%	0.55%	1.16%	(1.22%)	579,753	530%
4/1/2012 - 3/31/2013	10.86	0.20	0.55	0.75	(0.35)	(0.15)		(0.50)	11.11	0.66%	0.56%	1.75%	6.85%	565,285	495%
4/1/2011 - 3/31/2012	10.75	0.25	0.15	0.40	(0.29)	—		(0.29)	10.86	0.67%	0.55%	2.33%	4.02%	486,215	519%
4/1/2010 - 3/31/2011	10.75	0.24	0.43	0.67	(0.30)	(0.37)		(0.67)	10.75	0.82%	0.63%	2.16%	6.31%	378,982	502%
PF Short Duration Bond Fund
4/1/2015 - 9/30/2015 (6)	$10.01	$0.06	($0.06)	$0.00 (7)	$—	$—		$—	$10.01	0.68%	0.55%	1.26%	0.00%	$81,519	65%
4/1/2014 - 3/31/2015	10.05	0.11	(0.02)	0.09	(0.13)	—		(0.13)	10.01	0.64%	0.55%	1.11%	0.88%	213,334	60%
4/1/2013 - 3/31/2014	10.12	0.10	(0.04)	0.06	(0.13)	—		(0.13)	10.05	0.64%	0.55%	1.02%	0.64%	229,189	43%
4/1/2012 - 3/31/2013	10.07	0.11	0.08	0.19	(0.14)	(0.00	)(7)	(0.14)	10.12	0.65%	0.55%	1.08%	1.86%	223,601	63%
4/1/2011 - 3/31/2012	10.04	0.11	0.05	0.16	(0.12)	(0.01)		(0.13)	10.07	0.68%	0.55%	1.14%	1.62%	155,368	150%
4/1/2010 - 3/31/2011	10.00	0.10	0.06	0.16	(0.08)	(0.04)		(0.12)	10.04	0.81%	0.64%	1.00%	1.57%	121,133	196%
PF Emerging Markets Debt Fund
4/1/2015 - 9/30/2015 (6)	$8.89	$0.29	($0.71)	($0.42)	$—	$—		$—	$8.47	1.09%	0.94%	6.46%	(4.72%)	$104,293	42%
4/1/2014 - 3/31/2015	9.69	0.50	(0.95)	(0.45)	(0.35)	—		(0.35)	8.89	1.08%	0.94%	5.20%	(4.73%)	162,011	105%
4/1/2013 - 3/31/2014	10.53	0.47	(0.90)	(0.43)	(0.32)	(0.09)		(0.41)	9.69	1.06%	0.94%	4.71%	(3.92%)	130,516	116%
6/29/2012 - 3/31/2013	10.00	0.37	0.46	0.83	(0.27)	(0.03)		(0.30)	10.53	1.17%	0.94%	4.67%	8.24%	85,846	61%
PF Comstock Fund
4/1/2015 - 9/30/2015 (6)	$17.07	$0.11	($1.87)	($1.76)	$—	$—		$—	$15.31	0.96%	0.89%	1.29%	(10.31%)	$209,795	9%
4/1/2014 - 3/31/2015	17.61	0.22	1.07	1.29	(0.37)	(1.46)		(1.83)	17.07	0.96%	0.89%	1.25%	7.22%	269,705	21%
4/1/2013 - 3/31/2014	14.40	0.25	3.11	3.36	(0.15)	—		(0.15)	17.61	0.97%	0.89%	1.53%	23.36%	308,598	14%
4/1/2012 - 3/31/2013	12.47	0.19	1.91	2.10	(0.17)	—		(0.17)	14.40	0.97%	0.89%	1.51%	16.96%	261,671	35%
4/1/2011 - 3/31/2012	12.13	0.17	0.32	0.49	(0.15)	—		(0.15)	12.47	0.99%	0.89%	1.47%	4.22%	207,330	24%
4/1/2010 - 3/31/2011	10.69	0.13	1.41	1.54	(0.10)	—		(0.10)	12.13	1.13%	0.99%	1.16%	14.55%	166,465	31%
PF Growth Fund
4/1/2015 - 9/30/2015 (6)	$19.30	$0.01	($0.88)	($0.87)	$—	$—		$—	$18.43	0.76%	0.70%	0.10%	(4.51%)	$113,723	18%
4/1/2014 - 3/31/2015	17.33	0.05	2.19	2.24	(0.13)	(0.14)		(0.27)	19.30	0.76%	0.70%	0.30%	12.96%	147,893	39%
4/1/2013 - 3/31/2014	13.93	0.03	3.47	3.50	(0.10)	—		(0.10)	17.33	0.79%	0.70%	0.20%	25.15%	101,285	76%
4/1/2012 - 3/31/2013	13.12	0.08	0.90	0.98	(0.17)	—		(0.17)	13.93	0.86%	0.70%	0.63%	7.53%	48,611	72%
4/1/2011 - 3/31/2012	12.42	0.06	0.71	0.77	(0.07)	—		(0.07)	13.12	0.85%	0.70%	0.54%	6.26%	108,340	84%
4/1/2010 - 3/31/2011	11.21	0.07	1.14	1.21	—	—		—	12.42	0.95%	0.79%	0.58%	10.79%	115,576	83%
PF Large-Cap Growth Fund
4/1/2015 - 9/30/2015 (6)	$10.71	($0.01)	($0.53)	($0.54)	$—	$—		$—	$10.17	0.96%	0.85%	(0.14%)	(5.04%)	$144,779	33%
4/1/2014 - 3/31/2015	10.28	(0.02)	1.51	1.49	—	(1.06)		(1.06)	10.71	0.96%	0.86%	(0.16%)	14.84%	199,138	100%
4/1/2013 - 3/31/2014	10.40	(0.01)	2.41	2.40	(0.02)	(2.50)		(2.52)	10.28	0.97%	0.84%	(0.06%)	23.58%	172,613	163%
4/1/2012 - 3/31/2013	10.30	0.03	0.70	0.73	—	(0.63)		(0.63)	10.40	0.99%	0.81%	0.31%	7.66%	142,398	131%
4/1/2011 - 3/31/2012	9.23	(0.02)	1.25	1.23	—	(0.16)		(0.16)	10.30	1.00%	0.88%	(0.26%)	13.65%	129,222	76%
4/1/2010 - 3/31/2011	7.71	(0.01)	1.53	1.52	—	—		—	9.23	1.12%	0.95%	(0.11%)	19.72%	99,101	102%

See Notes to Financial Statements	See explanation of references, if any, on page B-16

B-14

PACIFIC FUNDS

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year ended were as follows:

Fund	Selected Per Share Data								Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions
For the Year or Period Ended	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (2)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
PF Large-Cap Value Fund
4/1/2015 - 9/30/2015 (6)	$16.46	$0.11	($1.27)	($1.16)	$—	$—	$—	$15.30	0.86%	0.80%	1.37%	(7.05%)	$287,347	6%
4/1/2014 - 3/31/2015	16.71	0.23	1.36	1.59	(0.38)	(1.46)	(1.84)	16.46	0.86%	0.80%	1.37%	9.40%	344,403	13%
4/1/2013 - 3/31/2014	13.96	0.36	2.62	2.98	(0.23)	—	(0.23)	16.71	0.86%	0.80%	2.33%	21.41%	380,372	13%
4/1/2012 - 3/31/2013	12.31	0.23	1.66	1.89	(0.24)	—	(0.24)	13.96	0.87%	0.80%	1.80%	15.54%	324,085	26%
4/1/2011 - 3/31/2012	11.59	0.22	0.71	0.93	(0.21)	—	(0.21)	12.31	0.89%	0.80%	1.96%	8.21%	262,917	20%
4/1/2010 - 3/31/2011	10.42	0.16	1.15	1.31	(0.14)	—	(0.14)	11.59	1.01%	0.89%	1.56%	12.69%	228,436	19%
PF Main Street Core Fund
4/1/2015 - 9/30/2015 (6)	$14.26	$0.08	($0.78)	($0.70)	$—	$—	$—	$13.56	0.66%	0.60%	1.08%	(4.91%)	$192,209	24%
4/1/2014 - 3/31/2015	14.85	0.16	1.51	1.67	(0.14)	(2.12)	(2.26)	14.26	0.66%	0.60%	1.06%	11.36%	270,813	46%
4/1/2013 - 3/31/2014	12.20	0.13	2.65	2.78	(0.13)	—	(0.13)	14.85	0.67%	0.60%	0.99%	22.84%	257,575	66%
4/1/2012 - 3/31/2013	11.26	0.14	0.96	1.10	(0.16)	—	(0.16)	12.20	0.68%	0.60%	1.21%	9.93%	212,428	60%
4/1/2011 - 3/31/2012	10.13	0.10	1.11	1.21	(0.08)	—	(0.08)	11.26	0.70%	0.60%	1.00%	12.12%	193,538	48%
4/1/2010 - 3/31/2011	9.00	0.09	1.10	1.19	(0.06)	—	(0.06)	10.13	0.83%	0.70%	0.93%	13.28%	157,890	58%
PF Mid-Cap Equity Fund
4/1/2015 - 9/30/2015 (6)	$12.15	$0.03	($0.94)	($0.91)	$—	$—	$—	$11.24	0.86%	0.80%	0.54%	(7.49%)	$169,929	96%
4/1/2014 - 3/31/2015	12.84	0.05	0.80	0.85	(0.03)	(1.51)	(1.54)	12.15	0.86%	0.80%	0.40%	7.44%	218,141	172%
4/1/2013 - 3/31/2014	11.00	0.04	2.84	2.88	(0.06)	(0.98)	(1.04)	12.84	0.87%	0.80%	0.36%	26.82%	171,357	114%
4/1/2012 - 3/31/2013	10.29	0.06	0.72	0.78	(0.07)	—	(0.07)	11.00	0.90%	0.80%	0.65%	7.63%	138,416	191%
4/1/2011 - 3/31/2012	10.46	0.05	(0.18)	(0.13)	(0.04)	—	(0.04)	10.29	0.89%	0.80%	0.51%	(1.17%)	165,168	102%
4/1/2010 - 3/31/2011	8.66	0.08	1.79	1.87	(0.07)	—	(0.07)	10.46	1.02%	0.89%	0.87%	21.70%	135,755	87%
PF Mid-Cap Growth Fund
4/1/2015 - 9/30/2015 (6)	$8.71	$0.00 (7)	($1.07)	($1.07)	$—	$—	$—	$7.64	0.91%	0.80%	0.06%	(12.28%)	$58,827	22%
4/1/2014 - 3/31/2015	8.17	0.01	0.92	0.93	(0.01)	(0.38)	(0.39)	8.71	0.91%	0.80%	0.08%	11.57%	85,989	35%
4/1/2013 - 3/31/2014	8.58	(0.01)	1.93	1.92	(0.01)	(2.32)	(2.33)	8.17	0.93%	0.83%	(0.09%)	23.39%	90,804	135%
4/1/2012 - 3/31/2013	8.87	0.05	(0.03)	0.02	(0.02)	(0.29)	(0.31)	8.58	1.00%	0.85%	0.60%	0.61%	61,557	48%
4/1/2011 - 3/31/2012	10.28	(0.02)	(0.28)	(0.30)	(0.05)	(1.06)	(1.11)	8.87	0.98%	0.85%	(0.21%)	(1.08%)	73,586	27%
4/1/2010 - 3/31/2011	8.41	0.02	2.83	2.85	(0.02)	(0.96)	(0.98)	10.28	1.17%	0.95%	0.24%	35.16%	64,476	44%
PF Mid-Cap Value Fund (8)
7/29/2015 - 9/30/2015 (6)	$10.00	$0.02	($0.71)	($0.69)	$—	$—	$—	$9.31	0.94%	0.94%	1.12%	(6.90%)	$249,571	7%
PF Small-Cap Growth Fund
4/1/2015 - 9/30/2015 (6)	$14.80	($0.04)	($1.95)	($1.99)	$—	$—	$—	$12.81	0.82%	0.75%	(0.60%)	(13.45%)	$47,607	107%
4/1/2014 - 3/31/2015	15.54	(0.05)	1.20	1.15	—	(1.89)	(1.89)	14.80	0.82%	0.75%	(0.35%)	8.36%	83,731	264%
4/1/2013 - 3/31/2014	13.29	(0.04)	2.67	2.63	(0.02)	(0.36)	(0.38)	15.54	0.83%	0.75%	(0.28%)	19.90%	59,921	84%
4/1/2012 - 3/31/2013	11.86	0.03	1.40	1.43	—	—	—	13.29	0.90%	0.75%	0.21%	12.06%	50,898	92%
4/1/2011 - 3/31/2012	11.90	(0.03)	(0.01)	(0.04)	—	—	—	11.86	0.93%	0.75%	(0.31%)	(0.34%)	36,370	67%
4/1/2010 - 3/31/2011	9.41	(0.06)	2.55	2.49	—	—	—	11.90	1.11%	0.84%	(0.63%)	26.46%	32,355	86%
PF Small-Cap Value Fund
4/1/2015 - 9/30/2015 (6)	$10.45	$0.02	($1.10)	($1.08)	$—	$—	$—	$9.37	0.95%	0.90%	0.43%	(10.34%)	$190,792	28%
4/1/2014 - 3/31/2015	13.55	0.07	1.17	1.24	(0.14)	(4.20)	(4.34)	10.45	0.96%	0.90%	0.55%	11.55%	145,801	140%
4/1/2013 - 3/31/2014	12.15	0.20	1.98	2.18	(0.16)	(0.62)	(0.78)	13.55	0.97%	0.90%	1.52%	18.13%	147,702	41%
4/1/2012 - 3/31/2013	10.58	0.22	1.52	1.74	(0.17)	—	(0.17)	12.15	1.00%	0.90%	2.08%	16.72%	125,647	38%
4/1/2011 - 3/31/2012	10.60	0.16	(0.05)	0.11	(0.13)	—	(0.13)	10.58	1.02%	0.90%	1.59%	1.19%	86,152	21%
4/1/2010 - 3/31/2011	8.57	0.16	1.98	2.14	(0.11)	—	(0.11)	10.60	1.13%	0.97%	1.71%	25.11%	76,247	31%
PF Emerging Markets Fund
4/1/2015 - 9/30/2015 (6)	$13.58	$0.08	($2.31)	($2.23)	$—	$—	$—	$11.35	1.23%	0.95%	1.26%	(16.42%)	$147,459	19%
4/1/2014 - 3/31/2015	14.75	0.12	(0.71)	(0.59)	(0.19)	(0.39)	(0.58)	13.58	1.23%	0.95%	0.81%	(4.15%)	138,242	40%
4/1/2013 - 3/31/2014	14.22	0.09	0.83	0.92	(0.10)	(0.29)	(0.39)	14.75	1.27%	0.95%	0.59%	6.43%	153,333	31%
4/1/2012 - 3/31/2013	13.55	0.08	0.68	0.76	(0.09)	—	(0.09)	14.22	1.36%	0.95%	0.62%	5.60%	110,810	40%
4/1/2011 - 3/31/2012	14.68	0.14	(0.95)	(0.81)	(0.07)	(0.25)	(0.32)	13.55	1.49%	0.95%	1.09%	(5.15%)	85,483	30%
4/1/2010 - 3/31/2011	12.19	0.11	2.64	2.75	(0.26)	—	(0.26)	14.68	1.56%	1.04%	0.80%	22.53%	64,270	46%

See Notes to Financial Statements	See explanation of references, if any, on page B-16

B-15

PACIFIC FUNDS

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended were as follows:

Fund	Selected Per Share Data								Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions
For the Year or Period Ended	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (2)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
PF International Large-Cap Fund
4/1/2015 - 9/30/2015 (6)	$18.50	$0.16	($1.79)	($1.63)	$—	$—	$—	$16.87	1.10%	1.00%	1.78%	(8.81%)	$296,824	16%
4/1/2014 - 3/31/2015	18.46	0.29	0.01	0.30	(0.26)	—	(0.26)	18.50	1.10%	1.00%	1.56%	1.70%	220,898	41%
4/1/2013 - 3/31/2014	16.48	0.22	1.97	2.19	(0.21)	—	(0.21)	18.46	1.10%	1.00%	1.23%	13.28%	240,522	14%
4/1/2012 - 3/31/2013	15.12	0.23	1.40	1.63	(0.27)	—	(0.27)	16.48	1.13%	1.00%	1.55%	10.88%	198,963	28%
4/1/2011 - 3/31/2012	15.37	0.22	(0.30)	(0.08)	(0.17)	—	(0.17)	15.12	1.17%	1.00%	1.52%	(0.32%)	203,944	24%
4/1/2010 - 3/31/2011	13.83	0.16	1.52	1.68	(0.14)	—	(0.14)	15.37	1.30%	1.09%	1.16%	12.36%	138,033	34%
PF International Small-Cap Fund
4/1/2015 - 9/30/2015 (6)	$10.69	$0.10	($0.52)	($0.42)	$—	$—	$—	$10.27	1.11%	1.08%	1.73%	(3.93%)	$117,759	26%
1/14/2015 - 3/31/2015	10.00	0.03	0.66	0.69	—	—	—	10.69	1.24%	1.08%	1.34%	6.90%	127,493	8%
PF International Value Fund
4/1/2015 - 9/30/2015 (6)	$9.51	$0.11	($0.97)	($0.86)	$—	$—	$—	$8.65	0.94%	0.80%	2.25%	(9.04%)	$146,328	35%
4/1/2014 - 3/31/2015	10.33	0.22	(0.65)	(0.43)	(0.39)	—	(0.39)	9.51	0.91%	0.80%	2.19%	(4.07%)	142,653	87%
4/1/2013 - 3/31/2014	9.10	0.39	1.08	1.47	(0.24)	—	(0.24)	10.33	0.91%	0.80%	3.89%	16.15%	176,541	54%
4/1/2012 - 3/31/2013	8.62	0.20	0.51	0.71	(0.23)	—	(0.23)	9.10	0.94%	0.80%	2.30%	8.26%	146,550	66%
4/1/2011 - 3/31/2012	9.51	0.26	(0.89)	(0.63)	(0.26)	—	(0.26)	8.62	1.02%	0.80%	3.06%	(6.20%)	111,119	63%
4/1/2010 - 3/31/2011	9.19	0.18	0.35	0.53	(0.21)	—	(0.21)	9.51	1.14%	0.90%	2.01%	5.99%	90,242	150%
PF Real Estate Fund
4/1/2015 - 9/30/2015 (6)	$16.87	$0.13	($1.55)	($1.42)	$—	$—	$—	$15.45	1.10%	1.05%	1.61%	(8.42%)	$65,384	11%
4/1/2014 - 3/31/2015	14.19	0.22	3.11	3.33	(0.31)	(0.34)	(0.65)	16.87	1.11%	1.05%	1.41%	23.69%	49,486	34%
4/1/2013 - 3/31/2014	13.67	0.21	0.54	0.75	(0.23)	—	(0.23)	14.19	1.12%	1.05%	1.52%	5.61%	73,828	18%
4/1/2012 - 3/31/2013	12.59	0.17	1.08	1.25	(0.17)	—	(0.17)	13.67	1.16%	1.05%	1.35%	9.98%	60,138	23%
4/1/2011 - 3/31/2012	11.46	0.13	1.08	1.21	(0.08)	—	(0.08)	12.59	1.18%	1.05%	1.13%	10.62%	52,679	24%
4/1/2010 - 3/31/2011	9.24	0.08	2.23	2.31	(0.09)	—	(0.09)	11.46	1.34%	1.14%	0.77%	25.16%	41,860	32%
PF Absolute Return Fund (9)
4/27/2015 - 9/30/2015 (6)	$10.00	$0.03	($0.45)	($0.42)	$—	$—	$—	$9.58	1.14%	1.14%	0.71%	(4.30%)	$75,058	130%
PF Currency Strategies Fund
4/1/2015 - 9/30/2015 (6)	$9.92	($0.04)	($0.07)	($0.11)	$—	$—	$—	$9.81	0.86%	0.86%	(0.85%)	(1.11%)	$131,743	0%
4/1/2014 - 3/31/2015	9.41	(0.07)	0.79	0.72	(0.21)	—	(0.21)	9.92	0.86%	0.86%	(0.76%)	7.69%	187,572	141%
4/1/2013 - 3/31/2014	10.32	(0.07)	(0.52)	(0.59)	(0.32)	—	(0.32)	9.41	0.89%	0.85%	(0.68%)	(5.98%)	131,023	49%
12/7/2012 - 3/31/2013	10.00	(0.02)	0.34	0.32	—	—	—	10.32	0.94%	0.85%	(0.69%)	3.20%	118,643	49%
PF Equity Long/Short Fund (9)
4/27/2015 - 9/30/2015 (6)	$10.00	($0.05)	$0.68	$0.63	$—	$—	$—	$10.63	1.43%	1.28%	(1.24%)	6.30%	$155,889	0%
PF Global Absolute Return Fund
4/1/2015 - 9/30/2015 (6)	$10.03	$0.24	($0.56)	($0.32)	$—	$—	$—	$9.71	1.21%	1.08%	4.70%	(3.19%)	$136,707	80%
4/1/2014 - 3/31/2015	9.69	0.48	0.39	0.87	(0.53)	—	(0.53)	10.03	1.21%	1.10%	4.82%	9.13%	177,656	132%
4/1/2013 - 3/31/2014	10.19	0.36	(0.65)	(0.29)	(0.20)	(0.01)	(0.21)	9.69	1.36%	1.18%	3.64%	(2.80%)	198,360	115%
12/7/2012 - 3/31/2013	10.00	0.07	0.13	0.20	(0.01)	—	(0.01)	10.19	1.20%	1.06%	2.25%	1.96%	171,925	38%

(1)	All the funds presented in these financial statements currently offer Class P shares only. Effective July 2, 2010, all Class A shares of those funds that commenced operations prior to that date were converted to Class P shares. Performance information prior to the conversion for these funds pertains to Class A shares and reflects the fees and expenses associated with that share class.
(2)	Net investment income (loss) per share has been calculated using the average shares method.
(3)	The ratios are annualized for periods of less than one full year.
(4)	The ratios of expenses after expense reductions to average net assets are after advisory fee waivers and adviser expense reimbursements, if any, as discussed in Note 6 and Note 7B, respectively, in Notes to the Financial Statements.
(5)	The total returns include reinvestment of all dividends and capital gains distributions, if any, and do not include deductions of any applicable sales charges. Total returns are not annualized for periods less than one full year.
(6)	Unaudited for the six-month period ended September 30, 2015.
(7)	Reflects an amount rounding to less than $0.01 per share.
(8)	PF Mid-Cap Value Fund commenced operations on July 29, 2015.
(9)	PF Absolute Return and PF Equity Long/Short Funds commenced operations on April 27, 2015.

See Notes to Financial Statements

B-16

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1. ORGANIZATION

Pacific Funds Series Trust (formerly Pacific Life Funds) (which may be referred to as “Pacific Funds” or the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end, management investment company and is organized as a Delaware statutory trust. Pacific Life Fund Advisors LLC (“PLFA” or “Adviser”) serves as investment adviser to the Trust. As of September 30, 2015, the Trust was comprised of thirty-six separate funds, twenty-four of which are presented in these financial statements (each individually, a “Fund”, and collectively the “Funds”):

Fund*
PF Floating Rate Loan Fund	PF Large-Cap Value Fund	PF International Large-Cap Fund
PF Inflation Managed Fund	PF Main Street® Core Fund	PF International Small-Cap Fund
PF Managed Bond Fund	PF Mid-Cap Equity Fund	PF International Value Fund
PF Short Duration Bond Fund	PF Mid-Cap Growth Fund	PF Real Estate Fund
PF Emerging Markets Debt Fund	PF Mid-Cap Value Fund	PF Absolute Return Fund
PF Comstock Fund	PF Small-Cap Growth Fund	PF Currency Strategies Fund
PF Growth Fund	PF Small-Cap Value Fund	PF Equity Long/Short Fund
PF Large-Cap Growth Fund	PF Emerging Markets Fund	PF Global Absolute Return Fund

*	These Funds are collectively known as the “PF Underlying Funds.”

The PF Underlying Funds offer Class P shares only, which are sold at net asset value. Presently, only the following Funds, the Adviser, and certain of its affiliates can invest in Class P shares of the PF Underlying Funds, Pacific FundsSM Floating Rate Income, Pacific FundsSM Core Income, and Pacific FundsSM High Income.

Fund
Pacific FundsSM Portfolio Optimization Conservative**	Pacific FundsSM Portfolio Optimization Growth**
Pacific FundsSM Portfolio Optimization Moderate-Conservative**	Pacific FundsSM Portfolio Optimization Aggressive-Growth**
Pacific FundsSM Portfolio Optimization Moderate**	Pacific FundsSM Diversified Alternatives

**	These Funds are collectively known as the “Portfolio Optimization Funds.”

There is a separate semi-annual report containing the financial statements for the Portfolio Optimization Funds, Pacific Funds Diversified Alternatives, Pacific Funds Floating Rate Income, Pacific Funds Core Income, and Pacific Funds High Income, which is available without charge. For information on how to obtain the semi-annual report for the Portfolio Optimization Funds, Pacific Funds Diversified Alternatives, Pacific Funds Floating Rate Income, Pacific Funds Core Income, and Pacific Funds High Income, see the Where to Go for More Information section of this report on page D-11.

On April 27, 2015, the PF Precious Metals Fund was liquidated pursuant to a plan of liquidation approved by the Trust’s Board of Trustees. Because the PF Precious Metals Fund was liquidated prior to September 30, 2015, no financial information is presented in this report.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (United States Generally Accepted Accounting Principles, or “U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to the Investment Companies Topic of U.S. GAAP.

Effective April 1, 2015, the Trust implemented Accounting Standards Update (“ASU”) No. 2014-11 issued by the Financial Accounting Standards Board (“FASB”). The ASU requires two new disclosures. The first disclosure requires an entity to disclose information on transfers accounted for as sales in transactions that are economically similar to repurchase agreements. The second disclosure provides increased transparency about the types of collateral pledged in repurchase agreements and repurchase-to-maturity transactions accounted for as secured borrowings (see required disclosure in Note 10).

A. INVESTMENT TRANSACTIONS AND INCOME

Investment transactions are recorded on a trade date basis. Securities purchased or sold on a when-issued or delayed-delivery basis as well as certain loan transactions and mortgage securities (such as Government National Mortgage Association (“GNMA”) securities) may be settled a month or more after the trade date. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities, which are recorded as soon as a Fund is informed of the ex-dividend date or upon receipt of the dividend. A Fund’s estimated components of distributions received from real estate investment trusts may be considered income, return of capital distributions or capital gains distributions. Return of capital distributions are recorded as a reduction of cost of the related investments. Interest income, adjusted for amortization of premium and accretion of discount, is recorded daily on an accrual basis. Investment income is recorded net of foreign taxes withheld, if any.

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

A Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. A Fund will accrue such taxes and reclaims as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which a Fund invests. Facility fees and other fees (such as origination fees) received from floating rate senior loan notes purchased (see Note 4) by that Fund are amortized over the expected term of each applicable senior loan. Commitment fees received by a Fund relating to unfunded senior loan commitments are amortized to income over the period of the commitment. Consent fees, which are compensation for agreeing to changes in the terms of debt instruments, are recorded as interest income when received. Realized gains and losses from investment transactions are recorded on the basis of identified cost, which is also used for Federal income tax purposes. Gains and losses realized on principal paydowns from mortgage-backed and asset-backed securities are recorded as interest income.

B. DISTRIBUTIONS TO SHAREHOLDERS

Each Fund presented in these financial statements distributes all of its net investment income and realized capital gains, if any, to shareholders at least annually, although distributions could occur more often if advantageous to the applicable Fund and its shareholders. Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

C. FOREIGN CURRENCY TRANSLATION

The Trust’s accounting records are maintained in U.S. dollars. The market value of investments and other assets and liabilities, which are denominated in non-U.S. currencies, are translated into U.S. dollars based on the applicable exchange rates at the end of each business day. Purchases and sales of investments and income and expenses, denominated in foreign currencies, are translated into U.S. dollars at the exchange rates in effect on the transaction date.

None of the Funds separately report the effect of changes in foreign exchange rates from changes in market prices of investments held. Such changes are included with the net realized gain or loss and change in net unrealized appreciation or depreciation on investments. Other foreign currency transactions resulting in realized and unrealized gain or loss, if any, are reported separately as net realized gain or loss on foreign currency transactions and change in net unrealized appreciation or depreciation on foreign currencies.

D. ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES

Certain Trust expenses directly attributable to a particular Fund are charged to that Fund (such as Fund-specific transactional fees, proxies, liquidations, litigation, and organizational/start-up costs). Generally, other Trust expenses are allocated proportionately among all the Funds in relation to the net assets of each Fund.

E. OFFERING COSTS

A new Fund bears all costs (or the applicable pro-rata share if there is more than one new Fund) associated with the offering expenses of the Fund including legal, printing, and support services (see Notes 6 and 7A). All such costs are amortized as an expense of the new Fund on a straight-line basis over twelve months from commencement of operations.

F. RECENT ACCOUNTING PRONOUNCEMENT

In May 2015, the FASB issued an ASU that eliminates the requirement to classify the investments measured at an investment’s fair value using the net asset value per share practical expedient within the fair value hierarchy. In addition, the ASU eliminates the requirement to make specific disclosures for all investments eligible to be assessed at fair value with the net asset value per share practical expedient. Instead, such disclosures are restricted only to investments that the entity has decided to measure using the practical expedient. This ASU is effective for fiscal years beginning after December 15, 2015. Management is currently evaluating the impact that the implementation of this ASU will have on the Trust’s financial statement disclosures.

3. VALUATION AND FAIR VALUE MEASUREMENTS

A. VALUATION POLICY

The Trust’s Board of Trustees (the “Board”) has adopted a policy (“Valuation Policy”) for determining the value of the Trust’s investments each business day. Under the Valuation Policy, the Board has delegated certain functions to the Trustee Valuation Committee (“TVC”) and/or the Valuation Oversight Committee (“VOC”) or its delegate to determine the fair value of certain investments, which includes using third party pricing services. Each valuation committee that values the Funds’ investments does so in accordance with the Valuation Policy. Notes 3B and 3C below describe in greater detail the methodologies used to value each Fund’s investments.

B. NET ASSET VALUE

Each Fund of the Trust presented in these financial statements is divided into shares. The price per share of a Fund’s shares is called the net asset value (“NAV”). The NAV forms the basis for all transactions involving buying, selling, exchanging or reinvesting shares. Each Fund’s NAV is calculated by taking the total value of a Fund’s assets, subtracting a Fund’s liabilities, and dividing by the total number of shares outstanding.

Each Fund’s NAV is calculated once per day, every day the New York Stock Exchange (“NYSE”) is open, including days when foreign markets and/or bond markets are closed. For purposes of calculating the NAV, the value of investments held by each Fund is generally determined as of the scheduled closing time of the NYSE, which is usually 4:00 p.m. Eastern Time. Information that becomes known to the Trust or its agents after the scheduled close of the NYSE on a particular day will not normally be used to retroactively adjust the price of an investment for that same business day. Such information may include late dividend notifications, legal or regulatory matters, corporate actions, and corrected/adjusted last sales prices or official closing prices from an exchange.

Each Fund’s NAV will not be calculated on days when the NYSE is closed. There may be a delay in calculating the NAV if: (i) the NYSE is closed on a day other than a regular holiday or weekend, (ii) trading on the NYSE is restricted, (iii) an emergency exists (as determined by the

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Securities and Exchange Commission (“SEC”)), making the sale of investments or determinations of NAV not practicable, or (iv) the SEC permits a delay for the protection of shareholders.

Certain Funds may hold investments that are primarily listed on foreign exchanges. Because those investments trade on weekends and other days when the Funds do not calculate their NAVs, the value of those investments may change on days when a shareholder will not be able to purchase or redeem shares of those Funds.

C. INVESTMENT VALUATION

The value of each security or other investment is the amount which a Fund might reasonably expect to receive for the investment upon its current sale in the ordinary course of business. For purposes of calculating the NAV, the value of investments held by each Fund is based primarily on pricing data obtained from various sources approved by the Board.

Domestic Equity Investments

For domestic equity investments (including exchange-traded funds), the Trust generally uses the official closing price or last reported sale price from an exchange as of the scheduled closing time of the NYSE and does not normally take into account trading, clearances or settlements that take place after the scheduled close of the NYSE. Investments, for which no official closing price or last reported sales price are reported, are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

Foreign Equity Investments

For foreign equity investments, the Trust generally uses the official closing price or last reported sale price from the principal foreign exchanges, which may be earlier than the scheduled close of the NYSE. The Trust then may adjust for market events occurring between the close of certain foreign exchanges and the scheduled close of the NYSE. The Trust has retained an independent statistical analysis service approved by the Board to assist in determining the value of certain foreign equity investments. This service utilizes proprietary computer models based on historical performance of markets and other considerations to determine adjustments for market events. Quotations of foreign investments in foreign currencies and those valued using forward currency rates are converted into U.S. dollar equivalents using a foreign exchange quotation from an approved source.

Exchange Traded Futures, Options, and Swaps

Exchange traded futures, options, and swaps are generally valued using the settlement price determined by the relevant exchange. Exchange traded futures, options, and swaps for which no settlement price is reported, are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

Over-the-Counter (“OTC”) Investments

OTC investments (including swaps and options) are generally valued by approved pricing services that use evaluated prices from various observable market and other factors. Certain OTC swap agreements are generally valued using industry pricing models, broker quotes or other methodologies pursuant to the Valuation Policy. Forward foreign currency contracts are generally valued using the mean between broker-dealer bid and ask quotations, and foreign currency exchange rates gathered from leading market makers.

Domestic and Foreign Debt Investments

Debt investments are generally valued using the mean between bid and ask prices provided by approved pricing and quotation services, which are based upon evaluated prices determined from various observable market and other factors. Certain debt investments are valued by using a benchmark, matrix, or other pricing methodology approved pursuant to the Valuation Policy.

Investments in Other Investment Companies

Fund investments in other investment companies are valued at their respective NAVs.

Investment Values Determined by a Valuation Committee

The Trust’s Valuation Policy includes methodologies approved for valuing investments in circumstances where market quotations are not readily available. In such circumstances, the Valuation Policy provides that the value of such investments may be determined in accordance with Board approved formulas and methodologies (“Alternate Valuation Methodologies”). Under the Valuation Policy these Alternate Valuation Methodologies may include, among others, amortized cost, the use of broker quotes, the use of purchase prices for initial public offerings, and benchmark and matrix pricing. In the event market quotations or Alternate Valuation Methodologies are not readily available or are determined to be unreliable, the value of the investments will be determined in good faith by the TVC, or determined by the VOC or its delegate pursuant to the Valuation Policy and then subsequently submitted for approval or ratification to either the TVC or the Board. Valuations determined by the TVC or the VOC or its delegate may require subjective inputs about the value of such investments. While these valuations are intended to estimate the value a Fund might reasonably expect to receive upon the current sale of the investments in the ordinary course of business, such values may differ from the value that a Fund would actually realize if the investments were sold or values that would be obtained if a different valuation methodology had been used.

Market quotations are considered not readily available if: (i) the market quotations received are deemed unreliable or inaccurate, (ii) approved pricing services do not provide a valuation for a particular investment, or (iii) material events occur after the close of the principal market for a particular investment but prior to the scheduled close of the NYSE.

D. FAIR VALUE MEASUREMENTS AND DISCLOSURES

The Trust characterizes its investments as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the investments. Under the Valuation Policy, the VOC determines the level in which each investment is characterized. The VOC includes

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

investment, legal, and compliance members of the Trust’s Adviser, accounting members of the Trust’s Administrator (see Note 6), and the Trust’s Chief Compliance Officer (“CCO”). The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

• Level 1 -	Quoted prices (unadjusted) in active markets for identical investments

• Level 2 -	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

• Level 3 -	Significant unobservable inputs that are not corroborated by observable market data

The VOC reviews the Valuation Policy periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each Fund’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange-traded prices, transaction prices, and/or observable vendor prices. All changes to the Valuation Policy are reported to the Board on a quarterly basis with material changes, as determined by the Trust’s CCO, requiring approval by the Board.

The inputs or methodologies used for characterizing each Fund’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign equity investments that are valued with the assistance of a statistical research service approved by the Board and based on significant observable inputs (as described in Note 3C) are reflected as Level 2. If a Fund had an amount of Level 3 investments at the beginning and/or end of the reporting period that was meaningful in relation to its net assets, the Trust presents a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. If a Fund had an amount of total transfers between each level within the three-tier hierarchy during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period, the Trust also discloses the amounts and reasons for such transfers. A summary of each Fund’s investments as of September 30, 2015 as categorized under the three-tier hierarchy of inputs, the reconciliation of Level 3 investments, and information on transfers between each level, if applicable, can be found in the Notes to Schedule of Investments section of each Fund’s Schedule of Investments. Additional information about Level 3 fair value measurements as of September 30, 2015, which includes such valuation techniques as Weighted Probability Average and Demand Yield Model, can be found in the Notes to Schedule of Investments section of the PF Floating Rate Loan Fund’s Schedule of Investments on page A-6.

The following is a description of valuation inputs and techniques that the Trust currently utilizes to fair value each major category of assets and liabilities:

Equity Securities (Common and Preferred Stock) and Mutual Funds

Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity securities traded on inactive markets and certain foreign equity securities are fair valued using significant other observable inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Investments in registered mutual funds, including affiliated registered mutual funds, are valued at their respective NAV and are categorized as Level 1.

U.S. Treasury Obligations

U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price from market data sources. The models also take into consideration yield curves and data received from active market makers and inter-dealer brokers. Yield curves change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Mortgage-Backed Securities and Asset-Backed Securities

Mortgage-backed securities, including government sponsored enterprises, are fair valued using pricing models based on inputs that include issuer type, coupon, and cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable and timely, the fair values of mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.

Asset-backed securities and collateralized mortgage obligations are fair valued using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable and timely, the fair values of asset-backed securities and collateralized mortgage obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Municipal Bonds

Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Foreign Government Bonds and Notes

Foreign government bonds and notes are fair valued based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored daily for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Corporate Bonds and Notes and U.S. Government Agency Issues

Corporate bonds held by a Fund are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, issuer credit information, and option-adjusted spread models where applicable. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds, and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

U.S. Government Agency Issues are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer, issuer credit information, and option-adjusted spread models where applicable. To the extent that these inputs are observable and timely, the fair values of U.S. Government Agency Issues would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Futures Contracts

Futures contracts and options on futures contracts that are actively traded on commodity exchanges are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Option Contracts

Exchange listed option contracts that are actively traded on securities exchanges are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to exchange listed option contracts, they are categorized as Level 1. If valuation adjustments are applied and such adjustments are observable and timely, the fair values of exchange listed option contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. OTC option contracts are fair valued based on either broker-dealer quotations or pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC option contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Forward Foreign Currency Contracts

Forward foreign currency contracts are fair valued using various inputs and techniques, which include broker-dealer quotations and foreign currency exchange rates gathered from leading market makers. To the extent that these inputs are observable and timely, the fair values of forward foreign currency contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Forward Bond Contracts

Forward bond contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. To the extent that these inputs are observable and timely, the fair values of forward bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Swap Agreements

Interest Rate Swaps – Interest rate swaps that are actively traded and cleared on a securities exchange or swap execution facility are fair valued based on quoted prices from the applicable exchange and are categorized as Level 2. Interest rate swaps traded over-the-counter are fair valued using pricing models that are based on real-time snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit Default Swaps – Credit default swaps that are actively traded and cleared on a securities exchange or swap execution facility are fair valued based on quoted prices from the applicable exchange and are categorized as Level 2. Credit default swaps traded over-the-counter are

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Total Return Swaps – Total return swaps that are actively traded and cleared on a securities exchange or swap execution facility are fair valued based on quoted prices from the applicable exchange and are categorized as Level 2. Total Return swaps traded over-the-counter are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Total Return Basket Swaps – The value of total return basket swaps are derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing price on the principal exchange on which the securities are traded; (ii) financing costs; (iii) the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable. To the extent that these inputs are observable and timely, the fair values of total return basket swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Volatility Swaps – Volatility swaps traded over-the-counter are fair valued using pricing models that are based on real-time snap shots of relevant discount interest rate curves, volatility inputs, and present value, which are observable from the market and built using the most actively traded securities for a given maturity. In addition, market data pertaining to volatility swaps are monitored regularly to ensure that volatility rates are properly depicting the current volatility rate. To the extent that these inputs are observable and timely, the fair values of volatility swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Senior Loan Notes

Floating rate senior loan notes (“Senior Loans”) are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit-Oriented Investments

For non-publicly traded instruments that represent debt to the Trust, the carrying amount approximates fair value due to the relatively short-term maturity of these financial instruments. The Trust may use market transactions for identical or similar instruments or a market yield approach, which utilizes expected future cash flows that are discounted using estimated current market rates. Discounted cash flow calculations may be adjusted to reflect current market conditions and/or the perceived credit risk of each Fund as applicable. Consideration may also include an evaluation of collateral. To the extent that these inputs are observable and timely, the fair values for credit-oriented investments are categorized as Level 2; otherwise the fair values would be categorized as Level 3.

4. INVESTMENTS AND RISKS

General Investment Risks

An investment in each Fund represents an indirect investment in the assets owned by that Fund. As with any mutual fund, the value of the assets owned by each Fund may move up or down, and as a result, an investment in a Fund at any point in time may be worth more or less than the original amount invested.

Market and Regulatory Risks

Events in the financial markets and economy may cause volatility and uncertainty and affect Fund performance. Market events may affect a single issuer, industry, sector, or the market as a whole. In addition, because of interdependencies between markets, events in one market may adversely impact other markets or issuers in which a Fund invests in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. Governmental and regulatory actions, including tax law changes, may also impair Fund management and have unexpected or adverse consequences on particular markets, strategies, or investments. Future market or regulatory events may impact a Fund in unforeseen ways, such as causing the Fund to alter its existing strategies or potentially, to liquidate and close.

Equity Investments

Stock markets are volatile. Equity investments tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors.

Debt Investments

Debt investments are subject to many risks, including, but not limited to, interest rate risk, credit risk, market and regulatory risk, and liquidity risk, which may affect their value. There is a risk that an issuer or guarantor of a debt investment might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). Defaults may potentially reduce a Fund’s income or ability to recover amounts due and may reduce the value of the debt investment, sometimes dramatically. High Yield or “junk” securities may be more volatile than higher rated securities. High yield securities (including loans) are typically issued by

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companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities, especially during periods of economic uncertainty or during economic downturns. Debt investments, including bonds, fixed rate loans, and short-term instruments may be affected by changes in interest rates. Debt investments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt investments with shorter durations or floating or adjustable interest rates. The value of debt investments may fall when interest rates rise. Certain debt investments may be difficult to value, purchase, and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale.

Given the historically low interest rate environment in the U.S., risks associated with rising interest rates are heightened. The negative impact on debt investments from potential interest rate increases could be swift and significant, including falling market values, increased redemptions and reduced liquidity. Substantial redemptions from bond and other income funds may worsen that impact. Additionally, regulations applicable to and changing business practices of broker-dealers that make markets in debt investments may result in those broker-dealers restricting their market making activities for certain debt investments, which may reduce the liquidity and increase the volatility of such debt investments.

Certain asset-backed instruments, such as collateralized debt obligations, collateralized mortgage obligations and other mortgage-related securities, structured investment vehicles, and other debt investments may have exposure to subprime loans or subprime mortgages, which are loans to persons with lower credit ratings. These instruments may present credit risk that is not transparent and that is greater than indicated by their ratings. The value of these instruments may be more acutely affected by downturns in the credit markets or the real estate market than certain other investments, and it may be difficult to value these instruments because of a thin secondary market.

Foreign and Emerging Markets Investments

Exposure to foreign markets can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and certain developed markets.

The countries listed in the Schedules of Investments for individual investment holdings (each a “Holding”) are each considered the country of risk to which a Holding, and therefore the Fund, is exposed. Each Holding’s country of risk is obtained from a third-party source that uses factors such as reporting currency, sales/revenue and location of management of the Holding’s issuer to determine country of risk. The country of risk may not be exclusive, however, as there may be other countries of risk to which a Holding is exposed that are not disclosed, although the country identified is expected to be the primary country of risk for that Holding. A Holding is generally subject to greater country risk based on where it conducts business or is economically tied to rather than where it is formed or incorporated. Foreign markets risks may include currency risk, market and regulatory risk, liquidity risk, emerging markets risk and geographic focus risk, among other risks.

The PF Emerging Markets Fund holds $83,570 Argentine Peso ($8,873 USD equivalent) restricted foreign cash, which represents cash deposits in Argentina required for entities engaging in activities in Argentina. Such cash cannot be withdrawn without the written approval of the Banco Central de la Republica Argentina (“Central Bank of Argentina”). As of September 30, 2015, the Central Bank of Argentina is not providing written approval to withdraw cash for entities not domiciled in Argentina.

Senior Loan Participations and Assignments

Certain Funds may invest in Senior Loans of domestic or foreign corporations, partnerships and other entities (“Borrowers”), the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates. Senior Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates generally include prime rates of one or more major U.S. banks, London Interbank Offered Rates (“LIBOR”) or certificates of deposit rates. Senior Loans often require prepayments from excess cash flow or permit the Borrower to repay at its election. The degree to which Borrowers repay cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturities. Senior Loans are exempt from registration under the Securities Act of 1933, may contain certain restrictions on resale, and cannot be sold publicly. A Fund’s investments in Senior Loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

When a Fund purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender.

When a Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in Senior Loans includes the right to receive payments of principal, interest, and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the Borrower directly. When investing in a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a Fund generally has no right to enforce compliance with the terms of the loan agreement. As a result, the Fund assumes the credit risk of the Borrower, the selling participant, and any other persons that are interpositioned between the Fund and the Borrower. If the lead lender in a typical lending syndicate becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. As of September 30, 2015, no participation interest in Senior Loans was held by any of the Funds presented in these financial statements.

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Inflation-Indexed Bonds

Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are debt securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will result in an adjustment to interest income.

Mortgage-Related and Other Asset-Backed Securities

Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), collateralized loan obligations (“CLOs”), mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. Mortgage-related and other asset-backed securities are debt securities issued by a corporation, trust or custodian, or by a U.S. Government agency or instrumentality, that are collateralized by a pool of mortgages, mortgage pass-through securities, U.S. Government securities or other assets. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Trust to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgage and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or issuers will meet their obligations.

SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (“IOs”), which receive all of the interest, and principal-only securities (“POs”), which receive the entire principal. The cash flows and yields on IOs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans. If the underlying mortgages experience higher than anticipated prepayments, an investor in IOs of SMBS may fail to recoup fully its initial investment, even if the IOs are highly rated or are derived from securities guaranteed by the U.S. Government. Unlike other debt and other mortgage-backed securities, the market value of IOs tends to move in the same direction as interest rates. As prepayments on the underlying mortgages of POs increase, the yields on POs increase. Payments received from IOs are recorded as interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on the coupon date until maturity. These adjustments are included in interest income. Payments received from POs are treated as reductions to the cost and par value of the securities. Any excess principal paydown gains or losses associated with the payments received are recorded as interest income.

U.S. Government Securities

Certain Funds may invest in securities issued by U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury Bills, Treasury Notes, Treasury Bonds, and securities guaranteed by GNMA (or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. Securities not backed by the full faith and credit of the U.S. Government may be subject to a greater risk of default. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA and FHLMC are government-sponsored corporations, the common stocks of which are owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

When-Issued Securities

Certain Funds may purchase and sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss. Risk may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts, or if the issuer does not issue the securities due to political, economic, or other factors.

Delayed-Delivery Transactions

Certain Funds may purchase or sell securities on a delayed-delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price or yield of the underlying securities is fixed at the time the transaction is negotiated. When delayed-delivery purchases are outstanding, a Fund will set aside, and maintain until the settlement date in a segregated account, liquid assets in an

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amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Repurchase Agreements

Certain Funds may enter into repurchase agreements with institutions that the Adviser or sub-adviser has determined are creditworthy. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying security (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell the security at an agreed upon price and time. Repurchase agreements permit a Fund to maintain liquidity and potentially earn income over periods of time that may be as short as overnight. The collateral for all repurchase agreements are held in safekeeping for the benefit of the Funds at the Trust’s custodian, or broker-dealer, or a designated sub-custodian under a tri-party repurchase agreement. All repurchase agreements entered into by a Fund are collateralized with cash or securities of a type that a Fund is permitted to hold. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements, including accrued interest, except in the case of a repurchase agreement entered into for the purposes of selling a security short, where the value of the collateral delivered to a Fund must equal or exceed 95% of the value of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered into for the purposes of selling a security short may provide that the cash purchase price paid by a Fund is more than the value of the collateral received that it is obligated to return to the counterparty under the repurchase agreement. Since in such a transaction, a Fund normally will have used the collateral received to settle the short sale, a Fund will segregate liquid assets equal to the marked to market value of the collateral received that it is obligated to return to the counterparty under the repurchase agreement.

In the event of default on the obligation to repurchase a security held by a Fund as collateral, the Fund has the right to liquidate the security and apply the proceeds to the counterparty’s obligations to a Fund under the repurchase agreement. Upon an event of default under the repurchase agreement, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed, limited or wholly denied.

Borrowings and Other Financing Transactions

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the 1940 Act, which may be viewed as borrowing or financing transactions by a Fund. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions see Note 5.

Reverse Repurchase Agreements – Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security that it holds to a financial institution with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are recorded as a liability. Interest payments made are recorded as a component of interest expense. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the fund manager or otherwise cover its obligations under reverse repurchase agreements.

Sale-Buybacks Financing Transactions – Certain Funds may enter into transactions referred to as sale-buybacks. A sale-buyback transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. Such transactions are recorded as secured borrowings. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are recorded as a liability. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the price drop. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to a Fund. A Fund will segregate assets determined to be liquid or otherwise cover its obligations under sale-buyback transactions.

Short Sales – Certain Funds may enter into short sales. A short sale is a transaction in which a Fund sells securities it does not own. A Fund’s use of short sales involves the risk that the price of the security in the open market may be higher when purchased to close out the Fund’s short position, resulting in a loss to the Fund. Such a loss is theoretically unlimited because there is no limit on the potential increase in the price of a security or guarantee as to the price at which the manager would be able to purchase the security in the open market.

When a Fund sells securities short, it must borrow those securities to make delivery to the buyer. The Fund incurs an expense for such borrowing. The Fund may be required to pledge a portion of its assets to the broker as collateral for the borrowed securities. The Fund may not be able to purchase a security that it needs to deliver to close out a short position at an acceptable price. This may result in losses and/or require the Fund to sell long positions before the manager had intended. A Fund may not be able to successfully implement its short sale strategy, which may limit its ability to achieve its investment goal, due to limited availability of desired or eligible securities, the cost of borrowing

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securities, regulatory changes limiting or barring short sales, or for other reasons. Securities sold in short sale transactions and the interest and dividends payable on such securities, if any, are recorded as a liability.

The use of proceeds received from selling short to purchase additional securities (long positions) results in leverage, which may increase a Fund’s exposure to long positions. Leverage could magnify gains and losses and, therefore, increases a Fund’s volatility.

Segregation and Collateral

If a Fund engages in certain transactions, such as derivative investments, repurchase agreements, or repurchase-to-maturity transactions accounted for as secured borrowings, it may require collateral in the form of cash or investments to be held in segregated accounts at the Trust’s custodian, with an exchange or clearing member firm, or segregated on the Fund’s books and records maintained by the custodian and/or the fund manager. In each instance that segregation of collateral is required, it is done so in accordance with the 1940 Act and/or any interpretive guidance issued by the SEC. In the event of the counterparty default on the transaction, a Fund has the right to liquidate the collateral and apply the proceeds to the counterparty’s obligations to that Fund. Upon an event of default, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed, limited or wholly denied. There is also a possibility that a Fund could experience a delay in selling investments that are segregated as collateral.

5. DERIVATIVE INVESTMENTS AND RISKS, AND ENFORCEABLE MASTER NETTING ARRANGEMENTS

A. PRINCIPAL MARKET RISKS MANAGED BY INVESTING IN DERIVATIVES

Derivative instruments are investments whose values are tied to the value of an underlying security or asset, a group of assets, interest rates, exchange rates, currency or an index. Certain Funds are permitted to invest in derivative instruments, including, but not limited to, futures contracts, option contracts, forward foreign currency contracts and swap agreements. Derivatives may have little or no initial cash investment value relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This is sometimes referred to as leverage. Leverage can magnify a Fund’s gains and losses and therefore increase its volatility. A Fund’s investments in derivatives may increase, decrease or change the level or types of exposure to certain risk factors. The primary risks a Fund may attempt to manage through investing in derivative instruments include, but are not limited to, interest rate, foreign investments and currency, price volatility, and credit (including counterparty) risks.

Interest Rate Risk – A Fund may be exposed to interest rate risk through investments in debt securities. Interest rate risk is the risk that debt securities will decline in value as a result of changes in interest rates. For example, the value of bonds, fixed rate loans and short-term money market instruments may decline in value when interest rates rise. In a low interest rate environment, the risks associated with rising interest rates are heightened. Debt securities with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or money market instruments. Therefore, duration is a potentially useful tool to measure the sensitivity of a debt security’s yield (market price to interest rate movement). To manage these risks, certain Funds may invest in derivative instruments tied to interest rates.

Foreign Investments and Currency Risk – A Fund may be exposed to foreign investments and/or currency risk through direct investment in securities or through options, futures or currency transactions. The prices of foreign securities that are denominated in foreign currencies are affected by the value of the U.S. dollar. With respect to securities denominated in foreign currencies, in general, as the value of the U.S. dollar rises, the U.S. dollar price of a foreign security will fall. As the value of the U.S. dollar falls, the U.S. dollar value of the foreign security will rise. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting guidance and controls, less secure foreign banks or securities depositories than those in the U.S., foreign taxation issues and foreign controls on investments. As a result, a Fund’s investments in foreign currency-denominated securities and other foreign investments may reduce the returns of the Fund. To manage these risks, certain Funds may invest in derivative instruments tied to foreign investments and/or currencies.

Price Volatility Risk – Derivatives tied to equity and debt securities are exposed to potential price volatility. Debt securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity. Volatility of below investment grade debt securities (including loans) may be relatively greater than for investment grade debt securities. Equity securities tend to go up or down in value, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors. To manage these risks, certain Funds may invest in various derivative instruments. Derivative instruments may be used to manage a Fund’s exposure to price volatility risk but may also be subject to greater price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

Credit and Counterparty Risk – Credit risk is the risk that a debt security’s issuer (or borrower or counterparty) will be unable or unwilling to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or may go bankrupt. This is also sometimes described as counterparty risk. A Fund may lose money if the issuer or guarantor of debt security, or counterparty of a derivative contract, repurchase or reverse repurchase agreement, or a loan of Fund securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. A Fund may attempt to minimize

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concentrations of credit risk by undertaking transactions with a large number of borrowers or counterparties on recognized and reputable exchanges. A Fund’s investments in debt investments may range in quality from those rated in the lowest category in which it is permitted to invest to those rated in the highest category by a rating agency, or if unrated, determined by the manager to be of comparable quality.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default. Financial assets of counterparties, which potentially expose a Fund to counterparty risk, consist mainly of cash due from counterparties and investments. Certain managers may attempt to minimize credit risks to a Fund by performing extensive reviews of each counterparty, entering into transactions with counterparties that the manager believes to be creditworthy at the time of the transaction and requiring the posting of collateral in applicable transactions. To manage these risks, certain Funds may invest in derivative instruments tied to a security issuers’ financial strength.

A Fund’s transactions in listed securities are settled/paid for upon delivery with their counterparties. Therefore, the risk of counterparty default for listed securities is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligations.

B. DERIVATIVE INVESTMENTS

In addition to managing the market risks described above, certain Funds, if permitted by their investment objectives, may also invest in derivatives for purposes of hedging, duration management, to gain exposure to specific investment opportunities, as a substitute for securities, to enhance returns, or to otherwise help achieve a Fund’s investment goal. Each derivative instrument and the reasons a Fund invested in derivatives during the reporting period are discussed in further detail below.

Futures Contracts – A futures contract is a commitment to buy or sell a specific amount of a financial instrument or commodity at a negotiated price on a specified future date. Futures contracts are subject to the possibility of illiquid markets, and the possibility of an imperfect correlation between the value of the instruments and the underlying securities. Initial margin deposits are made upon entering into futures contracts and can be funded with either cash or securities. During the period a futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking-to-market on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s cost of the contract. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

During the reporting period, the following Funds entered into futures contracts for the reasons described: the PF Inflation Managed Fund used futures to manage interest rate risk and yield curve exposures, to capture relative value opportunities, as a substitute for cash bond exposure, and for purposes of liquidity. The PF Managed Bond Fund used futures contracts to manage interest rate risk and yield curve exposures, to manage foreign currency exposure, as a substitute for cash bond exposure, for purposes of liquidity, to manage duration and currency exposure, and to contribute to performance. The PF Short Duration Bond Fund entered into interest rate futures to manage duration. The PF Mid-Cap Value, PF Small-Cap Value, PF International Large-Cap, and PF International Small-Cap Funds utilized futures to gain market exposure with the cash generated during PLFA’s reallocation of assets related to the Portfolio Optimization Funds and Pacific Funds Diversified Alternatives. The PF Absolute Return Fund entered into futures to hedge interest rate duration risk and as part of the Fund’s investment strategy. The PF Equity Long/Short Fund used futures to gain exposure to equity indices. The PF Global Absolute Return Fund entered into futures contracts to manage duration and interest rate risk, to maintain full exposure to the equity markets, to manage exposure to various securities markets and movements in interest rates, to provide daily liquidity for the Fund’s inflows and outflows, and as a part of the Fund’s investment strategy.

Option Contracts – An option contract is a commitment that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying asset at a specific price on or before a specified future date. On the other hand, the writer of an option contract is obligated, upon the exercise of the option, to buy or sell an underlying asset at a specific price on or before a specified future date. A swaption is an option contract granting the owner the right to enter into an underlying swap. Inflation-capped options are options on U.S. inflation rates at a stated strike price. The seller of an inflation-capped option receives an upfront premium and in return the buyer receives the right to receive a payment at the expiration of the option if the cumulative annualized inflation rate over the life of the option is above (for caps) or below (for floors) the stated strike price. The purpose of inflation-capped options is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products below a certain rate on a given notional exposure. Writing put options or purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Writing call options or purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes or purchases a call, put, or inflation-capped option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an investment, respectively, and subsequently adjusted to the current market value, based on the quoted daily settlement price of the option written or purchased. Certain options may be written or purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received or paid from writing or purchasing options, which expire unexercised, are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or realized is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the underlying written option. In addition, an illiquid market may make it difficult for a fund to close out an option contract.

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The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. A Fund’s maximum risk of loss from counterparty credit risk related to OTC option contracts is limited to the premium paid.

During the reporting period, the following Funds entered into option contracts for the reasons described: the PF Inflation Managed and PF Managed Bond Funds wrote and purchased options and swaptions on futures, volatility and swaps, as a means of capitalizing on anticipated changes in market volatility, to manage duration, to generate income, to manage interest rate risk and yield curve exposures, and to capture relative value opportunities. Both Funds also wrote inflation caps and floors to hedge duration. The PF Mid-Cap Growth Fund purchased and wrote options to establish, increase or gain exposure to an underlying security, to generate income, and to hedge market risk on equity investments. The PF Absolute Return Fund purchased and wrote options for hedging purposes and to enhance returns. The PF Global Absolute Return Fund purchased and wrote options for purposes of risk management to protect gains and to enhance returns.

Forward Foreign Currency Contracts – A forward foreign currency contract (“Forward Contract”) is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a Fund manage the risk of changes in currency exchange rates. These contracts are marked-to-market daily at the applicable forward currency translation rates. A Fund records realized gains or losses at the time the Forward Contract is closed. A Forward Contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. A Fund’s maximum risk of loss from counterparty credit risk related to Forward Contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

During the reporting period, the following Funds entered into forward foreign currency contracts for the reasons described: the PF Inflation Managed and PF Managed Bond Funds entered into Forward Contracts in connection with settling planned purchases or sales of investments, to hedge the currency exposure associated with some or all of the Funds’ investments, to manage interest rate risk and yield curve exposures, to capture relative value opportunities, and as part of these Funds’ investment strategies. The PF Short Duration Bond Fund entered into Forward Contracts to manage base currency exposure. The PF Emerging Markets Debt Fund entered into Forward Contracts to gain exposure to various markets, for purposes of hedging and as part of the Fund’s investment strategy. The PF Comstock Fund entered into Forward Contracts for risk management purposes to mitigate currency risk and to isolate securities selection as the primary driver of performance. The PF International Value Fund entered into Forward Contracts for risk management purposes and to manage currency deviations relative to the benchmark. The PF Absolute Return Fund entered into Forward Contracts for hedging purposes and to take positions as a part of the Fund’s investment strategy. The PF Currency Strategies Fund and PF Equity Long/Short Fund purchased and sold non-deliverable Forward Contracts to gain or increase exposure to various currencies (both long and short positions) for hedging purposes to protect the Fund’s returns against adverse currency movements and as a part of the Fund’s investment strategy. The PF Global Absolute Return Fund entered into Forward Contracts to hedge against currency exposure associated with the Fund’s investments, to shift foreign currency exposure back to U.S. dollars, to shift investment exposure from one currency to another, to increase returns, and as a substitute for securities.

Forward Bond Contracts – Forward bond contracts represent a short-term forward contract to purchase a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For forward bond contracts, unrealized gains and losses, based on changes in the value of the contract, are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

During the reporting period, the PF Global Absolute Return Fund entered into forward bond contracts for hedging purposes to protect the Fund’s returns against adverse currency movements, to shift exposure from one currency to another, to enhance returns, and as a substitute for securities.

Swap Agreements – Swap agreements are bilaterally negotiated agreements between the Funds and their counterparties to exchange swap investment cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market or may be executed in a multilateral or other execution facility platform, such as a registered commodities exchange (“centrally cleared swaps”). In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. Market values greater than zero are recorded as an asset and market values less than zero are recorded as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin receivable or payable. OTC swap payments received or made at the beginning of the measurement period are recorded as an asset or liability and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gain or loss when the swap is closed. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss. Net periodic payments received by a Fund are recorded as realized gain.

Interest Rate Swaps – Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the

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(Unaudited)

extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

A Fund investing in interest rate swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates. A Fund’s maximum risk of loss from counterparty credit risk related to interest rate swaps is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

During the reporting period, the following Funds entered into interest rate swap agreements for the reasons described: the PF Inflation Managed and PF Managed Bond Funds entered into interest rate swaps to manage nominal or real interest rate risk in various global markets, as a substitute for cash bond exposure, and as part of each Funds’ investment strategy. The PF Emerging Markets Debt Fund and the PF Absolute Return Fund entered into interest rate swaps to gain exposure to various markets, for purposes of hedging and as part of the Fund’s investment strategy. The PF Global Absolute Return Fund entered into interest rate swaps for hedging purposes to manage interest rate risk, to gain or mitigate currency exposure and exposure to various securities markets, and to increase returns.

Credit Default Swaps – Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided there is no credit event. As the seller, a Fund would effectively add leverage to its Fund because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

A Fund investing in credit default swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. Treasury obligation issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate and sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedowns or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. Credit default swap agreements on indices are benchmarks for protecting investors owning bonds against default. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole.

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(Unaudited)

These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index.

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Wider credit spreads, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. Treasury obligation issues as of period end, are disclosed in the Notes to Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk.

A Fund may use pair trades of credit default swaps. Pair trades attempt to match a long position with a short position of two securities in the same market sector for hedging purposes. Pair trades of credit default swaps attempt to gain exposure to credit risk while hedging or offsetting the effects of overall market movements. For example, a Fund may purchase protection through a credit default swap referenced to the debt of an issuer, and simultaneously selling protection through a credit default swap referenced to the debt of a different issuer with the intent to realize gains from the pricing differences of the two issuers who are expected to have similar market risks.

A Fund may use spread curve trades by simultaneously purchasing and selling protection through credit default swaps referenced to the same issuer but with different maturities. Spread curves attempt to gain exposure to credit risk on a forward basis by realizing gains on the expected differences in spreads.

A Fund’s maximum risk of loss from counterparty credit risk related to credit default swaps, either as the buyer or seller of protection, is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

The aggregate fair value of credit default swaps in a net liability position is reflected as unrealized depreciation and is disclosed in the Notes to Schedules of Investments. The collateral posted, net of assets received as collateral, for swap agreements is also disclosed in the Notes to Schedules of Investments. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement is an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of September 30, 2015 for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts are partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

During the reporting period, the following Funds entered into credit default swap agreements for the reasons described: the PF Inflation Managed Fund entered into credit default swaps on credit indices to obtain exposure to the credit risk of individual securities or to the broader investment grade sector. The PF Managed Bond Fund entered into credit default swaps on credit indices to manage exposure to and within the credit sector and to obtain exposure to the credit risk of individual securities or the broader investment grade, high yield, or emerging markets sectors, and to contribute to performance. The PF Absolute Return Fund utilized credit default swaps for hedging purposes and to increase returns. The PF Global Absolute Return Fund entered into credit default swaps to increase or decrease credit exposure to individual issuers of debt securities or to a specific debt security or basket of debt securities, and to increase returns.

Total Return Swaps – A Fund investing in total return swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or that there may be unfavorable changes in the value of the underlying index or reference instrument (generally caused by changes in interest rates or declines in credit quality). A total return swap agreement is one in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying index or reference instrument, which includes both the income it generates and any capital gains. To the extent the total return of the index or reference instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. A Fund’s maximum risk of loss from counterparty credit risk related to total return swaps is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover a Fund’s exposure to the counterparty.

A Fund may enter into fully funded total return swaps which involves one party making an initial payment equal to the estimated value of the reference instrument. The parties to the swap then exchange respective commitments to pay or receive a net amount based on the change in the fair value of a reference instrument and a specified notional amount.

During the reporting period, the following Funds entered into total return swap agreements for the reasons described: the PF Emerging Markets Debt Fund entered into total return swaps to gain exposure to various markets, for purposes of hedging and as part of the Fund’s investment strategy. The PF Equity Long/Short Fund entered into total return swaps to gain exposure to equity indices and to gain security level

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(Unaudited)

stock exposure. The PF Global Absolute Return Fund entered into total return swaps to gain currency exposure in various markets, to increase or decrease credit exposure to individual issuers of debt securities, to increase or decrease credit exposure to a specific debt security or basket of debt securities, and to increase returns.

A total return basket swap is designed to function as a Fund of direct investments in long and short equity or fixed income positions. The Fund has the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation or depreciation, corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs”. Positions within the swap are reset periodically, and financing costs are reset monthly. During a reset, any unrealized gain or loss on positions and accrued financing costs become available for cash settlement between the Fund and the swap counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of the Master Agreement between the Fund and the counterparty. A change in the market value of a total return basket swap contract is recognized as a change in unrealized appreciation or depreciation on swaps in the Statements of Operations. Cash settlements between a Fund and the counterparty are recognized as realized gain or loss on swap transactions in the Statements of Operations. Total return basket swap agreements outstanding at period end, if any, are disclosed in Notes to Schedule of Investments.

During the reporting period, the PF Equity Long/Short Fund entered into total return basket swaps to gain exposure to equity indices and to gain security level stock exposure.

Volatility Swaps – Volatility swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero.

At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance, the Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

During the reporting period, the PF Inflation Managed Fund utilized volatility swaps to take a small position on the volatility of currencies.

The following is a summary of the location of fair value amounts of derivative investments, if any, disclosed in the Trust’s Statements of Assets and Liabilities:

Location on the Statements of Assets and Liabilities
Derivative Investments Risk Type	Asset Derivative Investments	Liability Derivative Investments
Credit contracts	Investments, at value	Outstanding options written, at value
Equity contracts	Receivable: Variation margin	Payable: Variation margin
Interest rate contracts	Swap agreements, at value	Swap agreements, at value
	Forward bond contracts appreciation	Forward bond contracts depreciation
Foreign currency contracts	Investments, at value	Outstanding options written, at value
	Receivable: Variation margin	Payable: Variation margin
	Forward foreign currency contracts appreciation	Forward foreign currency contracts depreciation
	Swap agreements, at value	Swap agreements, at value

The following is a summary of fair values of derivative investments disclosed in the Trust’s Statements of Assets and Liabilities, categorized by primary risk exposure as of September 30, 2015:

	Asset Derivative Investments Value
Fund	Total Value at September 30, 2015	Credit Contracts		Equity Contracts		Foreign Currency Contracts		Interest Rate Contracts
PF Inflation Managed	$620,399	$7,506	*	$—		$212,688		$400,205	*
PF Managed Bond	3,389,245	358,156		—		1,283,552	*	1,747,537	*
PF Short Duration Bond	34,757	—		—		34,757		—
PF Emerging Markets Debt	1,673,337	—		—		733,211		940,126
PF Comstock	190,948	—		—		190,948		—
PF International Value	349,056	—		—		349,056		—
PF Absolute Return	783,507	242,732	*	1,833		532,795		6,147	*
PF Currency Strategies	1,610,991	—		—		1,610,991		—
PF Equity Long/Short	20,927,166	—		20,902,912	*	24,254		—
PF Global Absolute Return	12,278,609	2,757,076		588,634	*	6,480,172		2,452,727	*

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NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Liability Derivative Investments Value
Fund	Total Value at September 30, 2015	Credit Contracts	Equity Contracts		Foreign Currency Contracts	Interest Rate Contracts
PF Inflation Managed	($757,158)	($61,121)	$—		($73,836)	($622,201	)*
PF Managed Bond	(6,351,824)	(941,442)*	—		(755,772)*	(4,654,610	)*
PF Short Duration Bond	(12,509)	—	—		—	(12,509	)*
PF Emerging Markets Debt	(824,968)	—	—		(809,126)	(15,842)
PF Comstock	(1,420)	—	—		(1,420)	—
PF Mid-Cap Growth	(215,280)	—	(215,280)		—	—
PF International Value	(631,837)	—	—		(631,837)	—
PF Absolute Return	(1,088,926)	(283,962)	—		(140,880)	(664,084	)*
PF Currency Strategies	(1,152,296)	—	—		(1,152,296)	—
PF Equity Long/Short	(2,085,217)	—	(1,954,776	)*	(130,441)	—
PF Global Absolute Return	(9,744,394)	(807,090)	(586,019	)*	(5,002,154)	(3,349,131	)*

*	Includes cumulative appreciation and depreciation of futures contracts and centrally cleared options and swaps as reported in the Notes to Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following is a summary of the location of realized gains and losses and changes in net unrealized appreciation and depreciation of derivative investments, if any, disclosed in the Trust’s Statements of Operations:

Derivative Investments Risk Type	Location of Gain (Loss) on Derivative Investments Recognized in the Statements of Operations
Credit contracts	Net realized gain (loss) on investment security transactions
Equity contracts	Net realized gain (loss) on futures contract transactions
Interest rate contracts	Net realized gain (loss) on swap transactions
Net realized gain (loss) on written option transactions
Net realized gain (loss) on forward bond contracts
Change in net unrealized appreciation (depreciation) on investment securities
Change in net unrealized appreciation (depreciation) on futures contracts
Change in net unrealized appreciation (depreciation) on swaps
Change in net unrealized appreciation (depreciation) on written options
Change in net unrealized appreciation (depreciation) on forward bonds
Foreign currency contracts	Net realized gain (loss) on investment security transactions
Net realized gain (loss) on futures contract transactions
Net realized gain (loss) on swap transactions
Net realized gain (loss) on written option transactions
Net realized gain (loss) on foreign currency transactions
Change in net unrealized appreciation (depreciation) on investment securities
Change in net unrealized appreciation (depreciation) on futures contracts
Change in net unrealized appreciation (depreciation) on swaps
Change in net unrealized appreciation (depreciation) on written options
Change in net unrealized appreciation (depreciation) on foreign currencies

The following is a summary of each Fund’s net realized gain and/or loss and change in net unrealized appreciation and/or depreciation on derivative investments recognized in the Trust’s Statements of Operations categorized by primary risk exposure for the six-month period ended September 30, 2015:

	Realized Gain (Loss) on Derivative Investments Recognized in the Statements of Operations
Fund	Total	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts
PF Inflation Managed	$456,162	($12,866)	$—	$496,596	($27,568)
PF Managed Bond	2,746,398	(190,588)	—	867,446	2,069,540
PF Short Duration Bond	112,755	—	—	118,811	(6,056)
PF Emerging Markets Debt	(972,773)	—	—	(597,817)	(374,956)
PF Comstock	(914,571)	—	—	(914,571)	—
PF Mid-Cap Growth	52,836	—	52,836	—	—
PF Mid-Cap Value	(676,015)	—	(676,015)	—	—
PF Small-Cap Value	(113,986)	—	—	—	(113,986)
PF International Large-Cap	647,994	—	647,994	—	—
PF International Small-Cap	(40,410)	—	(40,410)	—	—
PF International Value	78,792	—	56,872	21,920	—
PF Absolute Return	75,044	171,284	44,948	(192,129)	50,941
PF Currency Strategies	(1,326,311)	—	—	(1,326,311)	—
PF Equity Long/Short	(8,164,450)	—	(7,692,347)	(472,103)	—
PF Global Absolute Return	5,666,938	(374,822)	(502,743)	4,182,756	2,361,747

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NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Change in Net Unrealized Appreciation (Depreciation) on Derivative Investments Recognized in the Statements of Operations
Fund	Total	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts
PF Inflation Managed	($791,343)	($3,607)	$—	($635,047)	($152,689)
PF Managed Bond	(1,989,819)	(193,501)	—	(685,388)	(1,110,930)
PF Short Duration Bond	1,498	—	—	5,426	(3,928)
PF Emerging Markets Debt	171,525	—	—	132,161	39,364
PF Comstock	560,522	—	—	560,522	—
PF Mid-Cap Growth	(80,618)	—	(80,618)	—	—
PF International Value	(488,521)	—	10,614	(499,135)	—
PF Absolute Return	(258,886)	57,093	(49,957)	391,915	(657,937)
PF Currency Strategies	(380,271)	—	—	(380,271)	—
PF Equity Long/Short	18,841,949	—	18,948,136	(106,187)	—
PF Global Absolute Return	(8,584,318)	(616,832)	(82,884)	(6,954,124)	(930,478)

For financial reporting purposes, the Trust does not offset fair value amounts recognized for derivative instruments and fair value amounts recognized for the right to reclaim cash collateral (receivables) or the obligation to return cash collateral (payables) arising from derivative instruments recognized at fair value executed with the same counterparty under a master netting arrangement.

The following is a summary of the average number of positions and values of derivative investments by derivative type for the six-month period ended September 30, 2015:

	Average Positions and Values of Derivative Investments by Derivative Type
	Futures Contracts		Forward Contracts		Options Contracts		Swap Agreements
Fund	Number of Positions	Value	Number of Positions	Value	Number of Positions	Value	Number of Positions	Value
PF Inflation Managed	15	($73,617)	41	$207,087	36	($45,754)	34	($312,729)
PF Managed Bond	31	(74,478)	76	447,951	83	(304,267)	63	(1,560,539)
PF Short Duration Bond	1	(6,930)	2	26,186	-	-	-	-
PF Emerging Markets Debt	-	-	138	(137,729)	-	-	20	2,087,046
PF Comstock	-	-	19	18,510	-	-	-	-
PF Mid-Cap Growth	-	-	-	-	4	(26,613)	-	-
PF International Value	2	(5,307)	54	(27,591)	-	-	-	-
PF Absolute Return	9	(99,843)	13	403,742	2	65,667	35	220,186
PF Currency Strategies	-	-	71	379,835	-	-	-	-
PF Equity Long/Short	14	(1,563,614)	27	108,741	-	-	14	12,259,524
PF Global Absolute Return	15	(822,737)	125	1,361,033	37	1,007,020	128	4,926,967

The table shown above and the amounts of net realized gains and losses and changes in net unrealized appreciation and depreciation on derivative investments as disclosed in the Statements of Operations, serve as indicators of volume of derivative activity for each applicable Fund for the six-month period ended September 30, 2015. The table shown above excludes futures contracts that were utilized by PF Mid-Cap Value, PF Small-Cap Value, PF International Large-Cap, and PF International Small-Cap Funds to gain market exposure with the cash generated during PLFA’s reallocation of assets related to the Portfolio Optimization Funds and Pacific Funds Diversified Alternatives.

C. ENFORCEABLE MASTER NETTING ARRANGEMENTS

Master Agreements and Netting Arrangements – Certain Funds are parties to various agreements, including but not limited to International Swaps and Derivatives Association Agreements and related Credit Support Annex, Master Repurchase Agreements, and Master Securities Forward Transactions Agreements (collectively “Master Agreements”), which govern the terms of certain transactions with select counterparties. These Master Agreements generally include provisions for general obligations, representations, agreements, collateral, and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions. The netting arrangements are generally tied to credit related events that, if triggered, would cause an event of default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination as a result of an event of default under the Master Agreement, the total value exposure of all transactions will be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. Any election made by a counterparty to early terminate the transactions under a Master Agreement could have a material adverse impact on a Fund’s financial statements. A Fund’s overall exposure to credit risk, subject to netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions under the relevant Master Agreement with a counterparty in a given Fund exceeds a specified threshold, net of collateral already in place, which typically ranges from $0 to $250,000 depending on the counterparty and the type of Master Agreement. Collateral under the Master Agreements is usually in the form of cash or U.S. Treasury Bills but could include other types of securities. The value of all derivative transactions outstanding under a Master Agreement is calculated daily to determine the amount of collateral to be received or pledged by the counterparty. Posting of collateral for OTC derivative

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

transactions are covered under tri-party collateral agreements between the Trust, the Trust’s Custodian, and each counterparty. Collateral for centrally cleared derivatives transactions are posted with the applicable derivatives clearing organization.

The following is a summary of financial and derivative instruments that are subject to enforceable master netting agreements (or similar arrangements) and collateral received and pledged in connection with the master netting agreements (or similar arrangements) as of September 30, 2015:

	Gross Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in Statements of Assets and Liabilities			Gross Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in Statements of Assets and Liabilities
Description		Financial Instruments	Collateral Received	Net Amount		Financial Instruments	Collateral Pledged	Net Amount
	Assets				Liabilities
PF Inflation Managed
Swap agreements	$95,050	($24,489)	$-	$70,561	($79,349)	$24,489	$-	($54,860)
Option contracts	116,226	(81,167)	-	35,059	(120,823)	81,167	17,280	(22,376)
Foreign currency contracts	212,685	(72,022)	-	140,663	(73,836)	72,022	-	(1,814)
Sale-buyback financing transactions					(24,186,005)	24,186,005	-	-
PF Managed Bond
Swap agreements	179,111	(134,261)	(20,456)	24,394	(1,393,205)	134,261	-	(1,258,944)
Option contracts	220,065	(190,261)	(13,593)	16,211	(288,910)	190,261	-	(98,649)
Foreign currency contracts	1,249,822	(488,063)	(347,430)	414,329	(653,989)	488,063	-	(165,926)
Sale-buyback financing transactions					(5,932,452)	5,932,452	-	-
PF Short Duration Bond
Foreign currency contracts	34,757	-	-	34,757	-	-	-	-
PF Emerging Markets Debt
Swap agreements	941,631	(15,842)	-	925,789	(15,842)	15,842	-	-
Foreign currency contracts	731,706	(576,380)	-	155,326	(809,126)	576,380	9,859	(222,887)
PF Comstock
Foreign currency contracts	190,948	(1,420)	-	189,528	(1,420)	1,420	-	-
PF Mid-Cap Growth
Option contracts	-	-	-	-	(215,280)	-	-	(215,280)
PF International Value
Foreign currency contracts	349,056	(290,841)	-	58,215	(631,837)	290,841	-	(340,996)
PF Absolute Return
Swap agreements	196,347	(159,684)	(21,368)	15,295	(352,708)	159,684	-	(193,024)
Foreign currency contracts	532,795	(20,414)	(298,632)	213,749	(140,880)	20,414	-	(120,466)
PF Currency Strategies
Foreign currency contracts	1,610,991	(882,781)	(499,374)	228,836	(1,152,296)	882,781	230,263	(39,252)
PF Equity Long/Short
Swap agreements	20,900,194	(741,451)	-	20,158,743	(741,451)	741,451	-	-
Foreign currency contracts	24,254	(24,254)	-	-	(130,441)	24,254	53,140	(53,047)
PF Global Absolute Return
Swap agreements	4,751,611	(2,042,643)	(1,611,096)	1,097,872	(2,711,083)	2,042,643	105,398	(563,042)
Option contracts	3,647,280	(3,124,031)	(311,190)	212,059	(3,187,184)	3,124,031	9,958	(53,195)
Foreign currency contracts	2,674,384	(1,968,713)	(419,681)	285,990	(2,334,144)	1,968,713	57,620	(307,811)

As of September 30, 2015, certain Funds had investments in repurchase agreements. The gross value and related collateral received for these investments are presented in each applicable Fund’s Schedule of Investments and the value of these investments is also presented in the Statements of Assets and Liabilities. The value of the related collateral held by each applicable Fund presented in these financial statements, except for the PF Global Absolute Return Fund, exceeded the value of the repurchase agreements as of September 30, 2015. For the PF Global Absolute Return Fund (see page A-109), the value of the related collateral (Spain Government) of $1,064,816 held by the Fund for a repurchase agreement (JPMorgan Chase & Co), which was entered into by the Fund for the purpose of selling a security short, exceeded 95% of the value of the repurchase price of the repurchase agreement ($1,086,576) as of September 30, 2015. As discussed in Note 4 on page C-9, in the case of a repurchase agreement entered into by a Fund for the purposes of selling a security short, the value of the collateral delivered to a Fund must be equal to or exceed 95% of the value of the repurchase price during the term of the repurchase agreement.

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

6. INVESTMENT ADVISORY, ADMINISTRATION AND SHAREHOLDER SERVICES, SUPPORT SERVICES, AND DISTRIBUTION AGREEMENTS

Pursuant to an Investment Advisory Agreement, PLFA, a wholly-owned subsidiary of Pacific Life Insurance Company (‘‘Pacific Life”), serves as Adviser to each Fund of the Trust. For the PF Underlying Funds, PLFA has retained other investment management firms to sub-advise each Fund, as discussed later in this section. PLFA receives investment advisory fees from each Fund based on the following advisory fee rates, which are based on an annual percentage of average daily net assets of each Fund:

PF Floating Rate Loan (1)	0.75%	PF Large-Cap Value	0.65%	PF International Large-Cap	0.85%
PF Inflation Managed (1)	0.40%	PF Main Street Core	0.45%	PF International Small-Cap (1)	0.85%
PF Managed Bond	0.40%	PF Mid-Cap Equity	0.65%	PF International Value	0.65%
PF Short Duration Bond	0.40%	PF Mid-Cap Growth (1)	0.70%	PF Real Estate	0.90%
PF Emerging Markets Debt	0.785%	PF Mid-Cap Value	0.70%	PF Absolute Return	0.80%
PF Comstock (1)	0.75%	PF Small-Cap Growth	0.60%	PF Currency Strategies	0.65%
PF Growth	0.55%	PF Small-Cap Value	0.75%	PF Equity Long/Short (1)	1.15%
PF Large-Cap Growth (1)	0.75%	PF Emerging Markets	0.80%	PF Global Absolute Return	0.80%

(1)	PLFA agreed to waive its advisory fees through July 31, 2016 for the following Funds: 0.10% for the PF Floating Rate Loan Fund; 0.02% for the PF Inflation Managed Fund; 0.015% for the PF Comstock Fund; 0.045% for the PF Large-Cap Growth Fund; 0.05% for the PF Mid-Cap Growth Fund; 0.02% for the PF International Small-Cap Fund; and 0.15% for the PF Equity Long/Short Fund. The agreements will terminate if the investment advisory agreement is terminated or upon approval by the Board and prior written notice to the Adviser. There is no guarantee that PLFA will continue such waivers after those dates.

Pursuant to Fund Management Agreements, as of September 30, 2015, the Trust and PLFA engage investment management firms under PLFA’s supervision for the PF Underlying Funds. PLFA, as Adviser to each Fund of the Trust, pays the related management fees to these sub-advisers as compensation for their sub-advisory services provided to the Trust. As of September 30, 2015, the following firms serve as sub-advisers for their respective Fund(s):

Fund	Sub-Adviser	Fund	Sub-Adviser
PF Floating Rate Loan PF Global Absolute Return	Eaton Vance Investment Managers	PF Mid-Cap Growth	Ivy Investment Management Company
PF Inflation Managed PF Managed Bond	Pacific Investment Management Company LLC and Western Asset Management Company (co-sub-advisers)	PF Mid-Cap Value	Boston Partners
PF Short Duration Bond	T. Rowe Price Associates, Inc.	PF Small-Cap Growth	Lord, Abbett & Co. LLC
PF Emerging Markets Debt	Ashmore Investment Management Limited	PF Small-Cap Value	AllianceBernstein L.P.
PF Comstock	Invesco Advisers, Inc.	PF International Small-Cap	QS Batterymarch Financial Management, Inc.
PF Growth PF International Large-Cap	MFS Investment Management	PF International Value	J.P. Morgan Investment Management Inc.
PF Large-Cap Growth	BlackRock Investment Management, LLC	PF Real Estate	Morgan Stanley Investment Management Inc.
PF Large-Cap Value	ClearBridge Investments, LLC	PF Absolute Return	BlueBay Asset Management LLP
PF Main Street Core PF Emerging Markets	OppenheimerFunds, Inc.	PF Currency Strategies	Macro Currency Group and UBS Global Asset Management (Americas) Inc. (co-sub-advisers)
PF Mid-Cap Equity	Scout Investments, Inc.	PF Equity Long/Short	AQR Capital Management, LLC

Pursuant to an Administration and Shareholder Services Agreement (the “Administration Agreement”), Pacific Life serves as administrator (the “Administrator”) to the Trust. The Trust paid the Administrator an administration fee at an annual rate of 0.15% for each of the PF Underlying Funds. The administration fee is for procuring or providing administrative, transfer agency, and shareholder services. In addition, Pacific Life and PLFA provide support services to the Trust that are outside the scope of the Administrator’s and Adviser’s responsibilities under the Administration Agreement and Investment Advisory Agreement. Under the Support Services Agreement, the Trust compensates Pacific Life and PLFA for their expenses in providing support services to the Trust in connection with various matters, some of which include the time spent by legal, accounting, and compliance personnel of Pacific Life and PLFA (including individuals who may be officers or Trustees of the Trust) to attend meetings of the Board and to provide assistance with the coordination and supervision in connection with the services procured for the Trust under the Administration Agreement. Support services do not include any services for which PLFA is responsible pursuant to the Investment Advisory Agreement. The Trust reimburses Pacific Life and PLFA for these support services on an approximate cost basis.

Pursuant to a Distribution Agreement, Pacific Select Distributors, LLC (the “Distributor”), a wholly-owned subsidiary of Pacific Life, serves as distributor of the Trust’s shares. Under the Distribution Agreement, the Distributor bears all expenses of providing services, including costs of sales presentations, mailings, advertisements, and other marketing efforts by the Distributor in connection with the distribution or sale of the Trust’s shares and makes distribution and/or service payments to selling groups in connection with the sale of certain of the Trust’s shares and

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

subsequent servicing needs of shareholders provided by selling groups. The Class P shares of the PF Underlying Funds presented in these financial statements are not subject to a distribution and/or service fee.

7. TRANSACTIONS WITH AFFILIATES

A. ADVISORY FEES, ADMINISTRATION FEES AND EXPENSES FOR SUPPORT SERVICES

The Adviser, the Distributor, and Pacific Life are related parties. The advisory fees earned by the Adviser, including any advisory fee waiver, the administration fees earned by Pacific Life, and expenses for support services recovered by PLFA and Pacific Life (see Note 6) from each Fund presented in these financial statements for the six-month period ended September 30, 2015 are presented in the Statements of Operations. The amounts of each of these fees that remained payable as of September 30, 2015 are presented in the Statements of Assets and Liabilities.

B. EXPENSE LIMITATION AGREEMENTS

To help limit the Trust’s expenses, PLFA has entered into expense limitation agreements with the Trust and has contractually agreed to reimburse each Fund (other than the PF Absolute Return and PF Equity Long/Short Funds) presented in these financial statements for certain operating expenses that exceed an annual rate based on a percentage of a Fund’s average daily net assets. These operating expenses include, but are not limited to: administration fees; organizational expenses; custody expenses; expenses for audit, tax, and certain legal services; preparation, printing, filing, and distribution to existing shareholders of proxies, prospectuses and shareholder reports, and other regulatory documents, as applicable; independent trustees’ fees; and establishing, overseeing, and administering the Trust’s compliance program. These operating expenses do not include: investment advisory fees; distribution and/or service fees, if any; interest; taxes (including foreign taxes on dividends, interest or gains); brokerage commissions and other transactional expenses; dividends on securities sold short; acquired fund fees and expenses; and extraordinary expenses such as litigation expenses and other expenses not incurred in the ordinary course of each Fund’s business. The current expense cap for the PF Underlying Funds, except the PF Mid-Cap Value, PF International Small-Cap, PF Absolute Return, PF Currency Strategies, PF Equity Long/Short, and PF Global Absolute Return Funds is 0.15% through July 31, 2016 and 0.30% thereafter through July 31, 2022. The expense cap for the PF Mid-Cap Value, PF International Small-Cap, PF Currency Strategies, and PF Global Absolute Return Funds is 0.25% through July 31, 2016. There is no expense cap for the PF Absolute Return and PF Equity Long/Short Funds.

There is no guarantee that PLFA will continue to reimburse expenses for a Fund upon the expiration of the expense cap. In addition, any expense reimbursements made by PLFA to a Fund are subject to recoupment by PLFA from such Fund for a period as permitted under regulatory and accounting guidance (currently three years from the end of the fiscal year in which the reimbursement took place) to the extent such recoupments would not cause the Fund to exceed the expense cap that was in effect at the time of the reimbursement. Any amounts repaid to PLFA will have the effect of increasing such expenses of the Fund, but not above the expense cap. The amounts of adviser reimbursement to each of the applicable Funds presented in these financial statements for the six-month period ended September 30, 2015 are presented in the Statements of Operations. Any amounts that remained due from the Adviser as of September 30, 2015 are presented in the Statements of Assets and Liabilities. There was no recoupment of expense reimbursement by PLFA from any Funds presented in these financial statements during the six-month period ended September 30, 2015.

The cumulative expense reimbursement amounts, if any, as of September 30, 2015 that are subject to recoupment by PLFA from each Fund presented in these financial statements are as follows:

	Expiration Date
Fund	3/31/2016	3/31/2017	3/31/2018	3/31/2019
PF Floating Rate Loan	$138,319	$145,911	$159,103	$63,175
PF Inflation Managed	210,150	147,422	150,774	61,698
PF Managed Bond	511,150	474,658	512,975	228,805
PF Short Duration Bond	200,776	214,263	214,257	87,294
PF Emerging Markets Debt	149,277	136,611	219,179	98,804
PF Comstock	179,416	188,193	174,160	74,193
PF Growth	95,666	66,117	81,452	42,601
PF Large-Cap Growth	120,927	108,743	113,036	53,684
PF Large-Cap Value	217,662	225,998	211,881	96,195
PF Main Street Core	167,926	158,976	154,305	75,689
PF Mid-Cap Equity	137,581	101,037	116,418	60,924
PF Mid-Cap Growth	95,060	60,241	53,935	25,133
PF Small-Cap Growth	63,952	45,628	50,330	27,585
PF Small-Cap Value	101,068	99,142	90,161	46,246
PF Emerging Markets	408,692	425,076	445,820	206,514
PF International Large-Cap	257,028	225,808	253,588	123,597
PF International Small-Cap			37,089	8,049
PF International Value	187,506	180,640	182,705	100,040
PF Real Estate	60,947	42,886	40,632	15,087
PF Currency Strategies	31,042	49,987	4,400	—
PF Global Absolute Return	68,978	319,375	210,688	88,466

	$3,403,123	$3,416,712	$3,476,888	$1,583,779

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

C. INDEPENDENT TRUSTEES

The Trust pays each independent trustee of the Board retainer fees and specified amounts for various Board and committee services and for chairing those committees. The fees and expenses of the independent trustees of the Board are presented in the Statements of Operations. Each independent trustee of the Board is eligible to participate in the Trust’s Deferred Compensation Plan (the “Plan”). The Plan allows each independent trustee to voluntarily defer receipt of all or a percentage of fees which otherwise would be payable for services performed. Amounts in the deferral account are obligations of each Fund at the time of such deferral and are payable in accordance with the Plan. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain Funds. An independent trustee who defers compensation has the option to select credit rate options that track the performance, at NAV without a sales load, of Class A shares of the Portfolio Optimization Funds, Pacific Funds Diversified Alternatives, Pacific Funds Short Duration Income, Pacific Funds Core Income, Pacific Funds Strategic Income, Pacific Funds Floating Rate Income, Pacific Funds Limited Duration High Income, and/or Pacific Funds High Income, and/or Class P shares of the PF Underlying Funds. The obligation of each Fund under the Plan (the “DCP Liability”) is recorded as a liability (accrued trustees’ fees and expenses and deferred compensation). Accordingly, the market value appreciation or depreciation on a Fund’s DCP Liability account will cause the expenses of that Fund to increase or decrease due to market fluctuation. The change in net unrealized appreciation or depreciation on a Fund’s DCP Liability account is recorded as an increase or decrease to expenses (trustees’ fees and expenses). For the six-month period ended September 30, 2015, such expenses decreased by $1,402 for all applicable Funds presented in these financial statements as a result of the market value depreciation on such accounts. As of September 30, 2015, the total amount in the DCP Liability accounts was $43,267 for all applicable Funds presented in these financial statements.

D. OFFICERS OF THE TRUST

None of the officers of the Trust received compensation from the Trust.

E. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of performance of their duties to the Trust. In addition, the Trust entered into an agreement with each of the trustees which provides that the Trust will indemnify and hold harmless each trustee against any expenses actually and reasonably incurred by any trustee in any proceeding arising out of or in connection with the trustee’s services to the Trust, to the fullest extent permitted by the Trust’s Declaration of Trust and By-Laws, the general trust law of the State of Delaware, the Securities Act of 1933, and the 1940 Act, each as now or hereinafter in force. In the normal course of business, the Trust enters into contracts with service providers and others that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements and agreements is dependent on future claims that may be made against the Trust and/or the trustees and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

8. UNFUNDED SENIOR LOAN COMMITMENTS

Unfunded loan commitments on senior loan participations and assignments (see Note 4), if any, are marked to market daily and valued according to the Trust’s valuation policies and procedures. Any outstanding unfunded loan commitments are presented in the Notes to Schedules of Investments section of each applicable Fund’s Schedule of Investments. Any applicable net unrealized appreciation or depreciation at the end of the reporting period is recorded as an asset (unfunded loan commitment appreciation) or a liability (unfunded loan commitment depreciation) and any change in net unrealized appreciation or depreciation for the reporting period is recorded as a change in net unrealized appreciation or depreciation on unfunded loan commitment. As of September 30, 2015, the PF Floating Rate Loan Fund and PF Global Absolute Return Fund had unfunded loan commitments of $104,713 and $82,416, respectively (see details in the Notes to Schedules of Investments).

9. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments (excluding short-term investments) for the six-month period ended September 30, 2015, are summarized in the following table:

	U.S. Government Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
PF Floating Rate Loan	$—	$—	$26,475,074	$64,395,851
PF Inflation Managed	54,676,261	132,052,797	3,038,456	10,018,688
PF Managed Bond	970,597,942	1,074,625,078	85,251,403	147,307,173
PF Short Duration Bond	66,060,141	93,980,225	14,869,215	111,912,894
PF Emerging Markets Debt	—	—	46,151,249	80,323,664
PF Comstock	—	—	20,967,391	47,159,652
PF Growth	—	—	22,603,151	52,381,092
PF Large-Cap Growth	—	—	56,061,042	109,875,044
PF Large-Cap Value	—	—	19,528,198	58,561,452
PF Main Street Core	—	—	56,398,446	122,828,747
PF Mid-Cap Equity	—	—	185,357,404	221,411,074
PF Mid-Cap Growth	—	—	16,349,191	34,311,204
PF Mid-Cap Value	—	—	276,876,040	13,594,903
PF Small-Cap Growth	—	—	76,440,915	106,522,492
PF Small-Cap Value	—	—	113,092,186	49,843,468
PF Emerging Markets	—	—	63,158,677	26,827,832
PF International Large-Cap	—	—	145,999,711	39,538,329
PF International Small-Cap	—	—	33,317,485	34,332,840
PF International Value	—	—	71,313,523	49,892,950

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	U.S. Government Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
PF Real Estate	$—	$—	$27,932,509	$6,106,019
PF Absolute Return	9,109,288	2,719,548	113,869,236	58,938,398
PF Global Absolute Return	10,113,862	11,416,114	72,020,961	104,142,007

10. SECURED BORROWINGS

The contractual maturity of secured borrowings, and type of collateral pledged as of September 30, 2015, are summarized in the following table:

		Remaining Contractual Maturity of the Agreements
Secured Borrowings	Collateral Type	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 Days	Total
PF Inflation Managed
Sale-buyback financing transactions	U.S.Treasury Obligations	$208,677	$23,977,327	$—	$—	$24,186,004
Total borrowings		$208,677	$23,977,327	$—	$—	$24,186,004

PF Managed Bond
Sale-buyback financing transactions	U.S.Treasury Obligations	$724,089	$5,208,363	$—	$—	$5,932,452
Total borrowings		$724,089	$5,208,363	$—	$—	$5,932,452

11. FEDERAL INCOME TAX INFORMATION

Each Fund intends to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code (the “Code”). A Fund that qualifies as a RIC does not have to pay income tax as long as it distributes sufficient taxable income and net capital gains. Each Fund declared and paid sufficient dividends on net investment income and capital gains distributions during the year or period ended March 31, 2015, to qualify as a RIC and is not required to pay Federal income tax under the Code. Accordingly, no provision for Federal income taxes is required in the financial statements. Required distributions are based on net investment income and net realized gains determined in accordance with income tax regulations, which may differ from U.S. GAAP for financial reporting purposes. These differences are primarily due to differing treatments for sale-buyback financing transactions, futures and options, swap income, paydown gain/loss, partnership income, foreign currency transactions, passive foreign investment companies, late year ordinary and post-October capital losses, capital loss carryforwards, and losses deferred due to wash sales. Permanent book and tax differences relating to shareholder distributions will result in reclassifications of capital accounts. In addition, the year in which amounts are distributed may differ from the year in which the net investment income is earned and the net gains are realized by each Fund.

The following table shows the accumulated capital losses and components of distributable earnings on a tax basis, and late year ordinary losses and post-October capital losses deferred, if any, as of March 31, 2015:

		Distributable Earnings		Late-Year Ordinary and Post-October Losses Deferral
Fund	Accumulated Capital Losses	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Late-Year Ordinary Losses	Short-Term Capital Losses	Long-Term Capital Losses	Total
PF Floating Rate Loan	($1,308,857)	$1,135,851	$—	$—	$—	$—	$—
PF Inflation Managed	(4,319,485)	—	—	26,353	—	—	26,353
PF Managed Bond	—	10,217,524	4,606,718	—	—	—	—
PF Short Duration Bond	(1,449,748)	362,742	—	—	—	—	—
PF Emerging Markets Debt	(3,864,326)	—	—	2,876,604	—	—	2,876,604
PF Comstock	—	3,510,782	12,100,220	—	—	—	—
PF Growth	—	—	474,198	—	—	—	—
PF Large-Cap Growth	—	—	10,226,878	125,361	717,919	—	843,280
PF Large-Cap Value	—	1,472,537	6,774,779	—	—	—	—
PF Main Street Core	—	1,663,653	11,965,948	—	—	—	—
PF Mid-Cap Equity	—	410,785	5,635,134	—	—	—	—
PF Mid-Cap Growth	—	995,471	1,563,635	—	—	—	—
PF Small-Cap Growth	—	—	1,452,396	—	—	—	—
PF Small-Cap Value	—	814,372	537,129	—	—	—	—
PF Emerging Markets	—	849,552	—	—	1,575,487	—	1,575,487
PF International Large-Cap	(5,151,117)	1,837,377	—	—	—	—	—
PF International Small-Cap	—	2,087,295	40,950	—	—	—	—
PF International Value	(44,175,460)	1,170,057	—	—	—	—	—
PF Real Estate	—	—	3,736,141	—	—	—	—
PF Currency Strategies	(5,937)	2,681,451	—	—	—	—	—
PF Global Absolute Return	(2,014,962)	11,761,492	—	—	—	—	—

PACIFIC LIFE FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Accumulated capital losses represent net capital loss carryovers as of March 31, 2015 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. The following table shows the expiration dates and the amounts of capital loss carryover, if any, by each of the applicable Funds as of March 31, 2015 and capital loss carryover from prior years utilized during the year ended March 31, 2015:

	Net Capital Loss Carryover Expiring In			Unlimited Period of Net Capital Loss Carryover		Accumulated Capital Loss Carryover	Capital Loss Carryover Utilized During the Year Ended March 31, 2015
Fund	2017	2018	2019	Short-Term	Long- Term
PF Floating Rate Loan	$—	$—	$—	($363,201)	($945,656)	($1,308,857)	$—
PF Inflation Managed	—	—	—	—	(4,319,485)	(4,319,485)	—
PF Short Duration Bond	—	—	—	(830,548)	(619,200)	(1,449,748)	—
PF Emerging Markets Debt	—	—	—	(2,149,196)	(1,715,130)	(3,864,326)	—
PF Comstock	—	—	—	—	—	—	2,589,476
PF Growth	—	—	—	—	—	—	64,515
PF International Large-Cap	—	(2,498,954)	(2,652,163)	—	—	(5,151,117)	3,329,854
PF International Value	(5,634,042)	(38,541,418)	—	—	—	(44,175,460)	2,549,353
PF Real Estate	—	—	—	—	—	—	5,601,478
PF Currency Strategies	—	—	—	(5,937)	—	(5,937)	—
PF Global Absolute Return	—	—	—	(188,154)	(1,826,808)	(2,014,962)	—

The aggregate cost of investments and the composition of unrealized appreciation and depreciation on investments for Federal income tax purposes as of September 30, 2015, were as follows:

Fund	Total Cost of Investments on Tax Basis (1)	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
PF Floating Rate Loan	$87,925,236	$221,814	($4,437,150)	($4,215,336)
PF Inflation Managed	80,721,407	644,189	(4,725,557)	(4,081,368)
PF Managed Bond	522,318,748	7,062,425	(14,608,939)	(7,546,514)
PF Short Duration Bond	81,949,926	396,215	(769,055)	(372,840)
PF Emerging Markets Debt	113,560,240	969,512	(13,353,292)	(12,383,780)
PF Comstock	167,469,366	55,184,056	(12,742,987)	42,441,069
PF Growth	90,623,589	25,529,760	(1,777,104)	23,752,656
PF Large-Cap Growth	123,114,222	25,095,147	(2,287,940)	22,807,207
PF Large-Cap Value	189,981,764	103,137,896	(8,892,658)	94,245,238
PF Main Street Core	160,015,345	40,818,467	(9,720,121)	31,098,346
PF Mid-Cap Equity	162,919,657	13,515,961	(7,034,481)	6,481,480
PF Mid-Cap Growth	59,579,548	7,852,965	(8,531,141)	(678,176)
PF Mid-Cap Value	266,559,413	2,896,007	(20,878,347)	(17,982,340)
PF Small-Cap Growth	46,134,577	4,428,142	(2,838,811)	1,589,331
PF Small-Cap Value	197,902,541	11,381,497	(18,765,682)	(7,384,185)
PF Emerging Markets	155,139,448	19,038,360	(26,510,203)	(7,471,843)
PF International Large-Cap	269,679,277	39,947,588	(13,009,912)	26,937,676
PF International Small-Cap	119,074,964	9,941,795	(10,489,113)	(547,318)
PF International Value	149,120,093	9,834,658	(13,102,940)	(3,268,282)
PF Real Estate	49,968,958	16,364,476	(1,058,926)	15,305,550
PF Absolute Return	70,965,296	231,749	(2,573,788)	(2,342,039)
PF Currency Strategies	133,382,017	91,468	(524,448)	(432,980)
PF Equity Long/Short	119,558,814	—	—	—
PF Global Absolute Return	144,449,526	3,114,750	(10,673,699)	(7,558,949)

(1)	The difference between total cost of investments on tax basis and total investments, at cost, as presented in the Statements of Assets and Liabilities is primarily due to wash sale loss deferrals.

Each Fund recognizes the financial statement effects of a tax position taken or expected to be taken in a tax return when it is more likely than not, based on the technical merits, that the position will be sustained upon examination by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax liability for unrecognized tax benefits with a corresponding income tax expense. Management has analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions and has determined that no provision for income tax is required in the financial statements. Each Fund remains subject to examination by Federal and State tax authorities for the returns filed for tax years ended after March 31, 2011.

PACIFIC LIFE FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

12. TAX CHARACTER OF DISTRIBUTIONS

The tax character of income and capital gains distributions to shareholders during the year or period ended March 31, 2015, were as follows:

Fund	Ordinary Income	Long-Term Capital Gains	Total Distributions
PF Floating Rate Loan	$4,425,695	$17,082	$4,442,777
PF Inflation Managed	3,604,677	—	3,604,677
PF Managed Bond	19,686,964	2,358,853	22,045,817
PF Short Duration Bond	3,085,384	—	3,085,384
PF Emerging Markets Debt	5,962,219	—	5,962,219
PF Comstock	5,782,909	20,835,136	26,618,045
PF Growth	516,621	1,456,228	1,972,849
PF Large-Cap Growth	7,264,938	10,828,879	18,093,817
PF Large-Cap Value	7,915,128	28,296,928	36,212,056
PF Main Street Core	4,972,594	31,403,060	36,375,654
PF Mid-Cap Equity	7,669,254	16,838,576	24,507,830
PF Mid-Cap Growth	3,048,287	825,598	3,873,885
PF Small-Cap Growth	—	9,980,804	9,980,804
PF Small-Cap Value	7,232,658	37,104,460	44,337,118
PF Emerging Markets	2,127,430	4,072,435	6,199,865
PF International Large-Cap	4,006,574	—	4,006,574
PF International Value	6,815,945	—	6,815,945
PF Real Estate	962,640	1,075,569	2,038,209
PF Currency Strategies	4,113,282	—	4,113,282
PF Global Absolute Return	9,239,168	—	9,239,168

There were no income and capital gains distributions to shareholders by any of the Funds presented in these financial statements during the six-month period ended September 30, 2015.

PACIFIC LIFE FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

13. SHARES OF BENEFICIAL INTEREST

Each Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value. Changes in shares of beneficial interest of each Fund for the six-month period ended September 30, 2015 and the year or period ended March 31, 2015, were as follows:

	Six-Month Period ended 9/30/2015	Year ended 3/31/2015	Six-Month Period ended 9/30/2015	Year ended 3/31/2015	Six-Month Period ended 9/30/2015	Year ended 3/31/2015	Six-Month Period ended 9/30/2015	Year ended 3/31/2015
	PF Floating Rate Loan Fund		PF Inflation Managed Fund		PF Managed Bond Fund		PF Short Duration Bond Fund
Class P
Shares sold	90,586	1,230,881	474,452	1,729,290	1,271,043	8,641,636	187,265	3,208,915
Dividends and distributions reinvested	—	458,889	—	415,764	—	2,024,643	—	310,401
Shares repurchased	(4,291,867)	(1,071,089)	(8,473,399)	(8,831,217)	(19,294,729)	(6,323,155)	(13,365,862)	(5,013,668)
Net increase (decrease)	(4,201,281)	618,681	(7,998,947)	(6,686,163)	(18,023,686)	4,343,124	(13,178,597)	(1,494,352)
Beginning shares outstanding	12,873,399	12,254,718	14,332,668	21,018,831	58,223,245	53,880,121	21,320,162	22,814,514
Ending shares outstanding	8,672,118	12,873,399	6,333,721	14,332,668	40,199,559	58,223,245	8,141,565	21,320,162

	PF Emerging Markets Debt Fund		PF Comstock Fund		PF Growth Fund		PF Large-Cap Growth Fund
Class P
Shares sold	927,479	5,766,262	443,909	482,602	271,541	2,136,098	617,196	1,522,605
Dividends and distributions reinvested	—	671,421	—	1,516,836	—	104,361	—	1,746,507
Shares repurchased	(6,839,252)	(1,677,735)	(2,537,810)	(3,727,001)	(1,763,151)	(424,003)	(4,978,483)	(1,459,489)
Net increase (decrease)	(5,911,773)	4,759,948	(2,093,901)	(1,727,563)	(1,491,610)	1,816,456	(4,361,287)	1,809,623
Beginning shares outstanding	18,222,711	13,462,763	15,796,726	17,524,289	7,661,104	5,844,648	18,601,085	16,791,462
Ending shares outstanding	12,310,938	18,222,711	13,702,825	15,796,726	6,169,494	7,661,104	14,239,798	18,601,085

	PF Large-Cap Value Fund		PF Main Street Core Fund		PF Mid-Cap Equity Fund		PF Mid-Cap Growth Fund
Class P
Shares sold	890,060	361,636	588,144	1,174,490	130,348	3,392,520	54,708	391,121
Dividends and distributions reinvested	—	2,135,114	—	2,539,706	—	2,143,418	—	461,649
Shares repurchased	(3,039,415)	(4,325,277)	(5,399,165)	(2,066,816)	(2,965,096)	(928,195)	(2,228,182)	(2,092,392)
Net increase (decrease)	(2,149,355)	(1,828,527)	(4,811,021)	1,647,380	(2,834,748)	4,607,743	(2,173,474)	(1,239,622)
Beginning shares outstanding	20,929,922	22,758,449	18,988,660	17,341,280	17,956,302	13,348,559	9,870,298	11,109,920
Ending shares outstanding	18,780,567	20,929,922	14,177,639	18,988,660	15,121,554	17,956,302	7,696,824	9,870,298

	PF Mid-Cap Value Fund (1)		PF Small-Cap Growth Fund		PF Small-Cap Value Fund		PF Emerging Markets Fund
Class P
Shares sold	27,220,795		738,220	1,647,600	7,023,972	408,539	3,658,293	1,127,924
Dividends and distributions reinvested	—		—	727,464	—	4,505,238	—	434,908
Shares repurchased	(400,683)		(2,677,197)	(574,546)	(615,344)	(1,868,509)	(845,849)	(1,778,242)
Net increase (decrease)	26,820,112		(1,938,977)	1,800,518	6,408,628	3,045,268	2,812,444	(215,410)
Beginning shares outstanding	—		5,656,228	3,855,710	13,946,195	10,900,927	10,178,165	10,393,575
Ending shares outstanding	26,820,112		3,717,251	5,656,228	20,354,823	13,946,195	12,990,609	10,178,165

	PF International Large-Cap Fund		PF International Small-Cap Fund (2)		PF International Value Fund		PF Real Estate Fund
Class P
Shares sold	7,341,840	3,601,288	742,635	12,087,220	3,651,761	2,933,931	1,428,207	206,512
Dividends and distributions reinvested	—	226,488	—	—	—	736,859	—	124,971
Shares repurchased	(1,688,722)	(4,919,463)	(1,203,464)	(159,095)	(1,748,291)	(5,759,382)	(128,828)	(2,602,346)
Net increase (decrease)	5,653,118	(1,091,687)	(460,829)	11,928,125	1,903,470	(2,088,592)	1,299,379	(2,270,863)
Beginning shares outstanding	11,939,709	13,031,396	11,928,125	—	15,006,164	17,094,756	2,932,758	5,203,621
Ending shares outstanding	17,592,827	11,939,709	11,467,296	11,928,125	16,909,634	15,006,164	4,232,137	2,932,758

	PF Absolute Return Fund (3)		PF Currency Strategies Fund		PF Equity Long/Short Fund (3)		PF Global Absolute Return Fund
Class P
Shares sold	10,822,675		649,755	6,658,387	16,624,586		2,695,717	979,298
Dividends and distributions reinvested	—		—	416,746	—		—	952,492
Shares repurchased	(2,990,277)		(6,128,891)	(2,083,100)	(1,959,209)		(6,324,040)	(4,688,664)
Net increase (decrease)	7,832,398		(5,479,136)	4,992,033	14,665,377		(3,628,323)	(2,756,874)
Beginning shares outstanding	—		18,912,615	13,920,582	—		17,713,339	20,470,213
Ending shares outstanding	7,832,398		13,433,479	18,912,615	14,665,377		14,085,016	17,713,339

(1)	PF Mid-Cap Value Fund commenced operations on July 29, 2015.
(2)	PF International Small-Cap Fund commenced operations on January 14, 2015.
(3)	PF Absolute Return and PF Equity Long/Short Funds commenced operations on April 27, 2015.

PACIFIC FUNDS

DISCLOSURE OF FUND EXPENSES

(Unaudited)

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include advisory fees, administration fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in each fund and to compare these costs with those of other mutual funds. The example is based on an investment of $1,000.00 made at the beginning of the period and held for the entire six-month period from April 1, 2015 to September 30, 2015.

ACTUAL EXPENSES

The first section of the table for each fund entitled “Actual Fund Return”, provides information about actual account values and actual expenses based on each fund’s actual performance and each fund’s actual expenses, after any applicable advisory fee waivers and adviser expense reimbursements (See Notes 6 and 7B in Notes to Financial Statements). The “Ending Account Value at 09/30/15” column shown is derived from the fund’s actual performance; the “Annualized Expense Ratio” column shows the fund’s actual annualized expense ratio; and the “Expenses Paid During the Period 04/01/15-09/30/15” column shows the dollar amount that would have been paid by you. All the information illustrated in the following table is based on the past six-month period from April 1, 2015 to September 30, 2015.

You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, for each fund in your account, simply divide that fund’s value by $1,000.00 (for example, an $8,600.00 fund value divided by $1,000.00 = 8.6), then multiply the result by the number given for your fund(s) in the “Expenses Paid During the Period 04/01/15-09/30/15.”

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table for each fund, entitled “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on a 5% per year hypothetical rate of return and actual fund’s expenses, after any applicable advisory fee waivers and adviser expense reimbursements (See Notes 6 and 7B in Notes to Financial Statements). It assumes that the fund had an annual 5% rate of return before expenses, but that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account values or expenses you paid for the period.

You may use the hypothetical example information to compare the ongoing costs of investing in the fund compared to other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these other costs were included, your costs would have been higher.

	Beginning Account Value at 04/01/15	Ending Account Value at 09/30/15	Annualized Expense Ratio	Expenses Paid During the Period 04/01/15 - 09/30/15 (1)
PF Floating Rate Loan Fund
Actual Fund Return
Class P	$1,000.00	$983.80	0.80%	$3.97

Hypothetical
Class P	$1,000.00	$1,021.00	0.80%	$4.04
PF Inflation Managed Fund
Actual Fund Return
Class P	$1,000.00	$968.20	0.60%	$2.95

Hypothetical
Class P	$1,000.00	$1,022.00	0.60%	$3.03
PF Managed Bond Fund
Actual Fund Return
Class P	$1,000.00	$983.70	0.55%	$2.73

Hypothetical
Class P	$1,000.00	$1,022.25	0.55%	$2.78
PF Short Duration Bond Fund
Actual Fund Return
Class P	$1,000.00	$1,000.00	0.55%	$2.75

Hypothetical
Class P	$1,000.00	$1,022.25	0.55%	$2.78
PF Emerging Markets Debt Fund
Actual Fund Return
Class P	$1,000.00	$952.80	0.94%	$4.59

Hypothetical
Class P	$1,000.00	$1,020.30	0.94%	$4.75
PF Comstock Fund
Actual Fund Return
Class P	$1,000.00	$896.90	0.89%	$4.22

Hypothetical
Class P	$1,000.00	$1,020.55	0.89%	$4.50
PF Growth Fund
Actual Fund Return
Class P	$1,000.00	$954.90	0.70%	$3.42

Hypothetical
Class P	$1,000.00	$1,021.50	0.70%	$3.54
PF Large-Cap Growth Fund
Actual Fund Return
Class P	$1,000.00	$949.60	0.85%	$4.14

Hypothetical
Class P	$1,000.00	$1,020.75	0.85%	$4.29
PF Large-Cap Value Fund
Actual Fund Return
Class P	$1,000.00	$929.50	0.80%	$3.86

Hypothetical
Class P	$1,000.00	$1,021.00	0.80%	$4.04
PF Main Street Core Fund
Actual Fund Return
Class P	$1,000.00	$950.90	0.60%	$2.93

Hypothetical
Class P	$1,000.00	$1,022.00	0.60%	$3.03

See explanation of references on page D-2

PACIFIC FUNDS

DISCLOSURE OF FUND EXPENSES (Continued)

(Unaudited)

	Beginning Account Value at 04/01/15	Ending Account Value at 09/30/15	Annualized Expense Ratio	Expenses Paid During the Period 04/01/15 - 09/30/15 (1)
PF Mid-Cap Equity Fund
Actual Fund Return
Class P	$1,000.00	$925.10	0.80%	$3.85

Hypothetical
Class P	$1,000.00	$1,021.00	0.80%	$4.04
PF Mid-Cap Growth Fund
Actual Fund Return
Class P	$1,000.00	$877.20	0.80%	$3.75

Hypothetical
Class P	$1,000.00	$1,021.00	0.80%	$4.04
PF Mid-Cap Value Fund (2)
Actual Fund Return
Class P (2)	$1,000.00	$931.00	0.94%	$1.59

Hypothetical
Class P (2)	$1,000.00	$1,020.30	0.94%	$4.75
PF Small-Cap Growth Fund
Actual Fund Return
Class P	$1,000.00	$865.50	0.75%	$3.50

Hypothetical
Class P	$1,000.00	$1,021.25	0.75%	$3.79
PF Small-Cap Value Fund
Actual Fund Return
Class P	$1,000.00	$896.60	0.90%	$4.27

Hypothetical
Class P	$1,000.00	$1,020.50	0.90%	$4.55
PF Emerging Markets Fund
Actual Fund Return
Class P	$1,000.00	$835.80	0.95%	$4.36

Hypothetical
Class P	$1,000.00	$1,020.25	0.95%	$4.80
PF International Large-Cap Fund
Actual Fund Return
Class P	$1,000.00	$911.90	1.00%	$4.78

Hypothetical
Class P	$1,000.00	$1,020.00	1.00%	$5.05
PF International Small-Cap Fund
Actual Fund Return
Class P	$1,000.00	$960.70	1.08%	$5.29

Hypothetical
Class P	$1,000.00	$1,019.60	1.08%	$5.45
PF International Value Fund
Actual Fund Return
Class P	$1,000.00	$909.60	0.80%	$3.82

Hypothetical
Class P	$1,000.00	$1,021.00	0.80%	$4.04
PF Real Estate Fund
Actual Fund Return
Class P	$1,000.00	$915.80	1.05%	$5.03

Hypothetical
Class P	$1,000.00	$1,019.75	1.05%	$5.30

	Beginning Account Value at 04/01/15	Ending Account Value at 09/30/15	Annualized Expense Ratio	Expenses Paid During the Period 04/01/15 - 09/30/15 (1)
PF Absolute Return Fund (3)
Actual Fund Return
Class P (3)	$1,000.00	$957.00	1.14%	$4.79

Hypothetical
Class P (3)	$1,000.00	$1,019.30	1.14%	$5.76
PF Currency Strategies Fund
Actual Fund Return
Class P	$1,000.00	$988.90	0.86%	$4.28

Hypothetical
Class P	$1,000.00	$1,020.70	0.86%	$4.34
PF Equity Long/Short Fund (3)
Actual Fund Return
Class P (3)	$1,000.00	$1,063.00	1.28%	$5.66

Hypothetical
Class P (3)	$1,000.00	$1,018.60	1.28%	$6.46
PF Global Absolute Return Fund
Actual Fund Return
Class P	$1,000.00	$968.10	1.08%	$5.31

Hypothetical
Class P	$1,000.00	$1,019.60	1.08%	$5.45

(1)	Expenses paid during the period are equal to the fund's annualized expense ratio (shown in table above), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year or applicable period, then divided by 366 days.

(2)	PF Mid-Cap Value Fund commenced operations on July 29, 2015. The actual fund return and expenses paid during the period for this fund was for the period July 29, 2015 to September 30, 2015, instead of the entire six-month period. The hypothetical return and expenses paid during the period are based on the entire six-month period for comparison purposes.

(3)	PF Absolute Return and PF Equity Long/Short Funds commenced operations on April 27, 2015. The actual fund returns and expenses paid during the period for these funds were for the period April 27, 2015 to September 30, 2015, instead of the entire six-month period. The hypothetical returns and expenses paid during the period are based on the entire six-month period for comparison purposes.

PACIFIC FUNDS

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

(Unaudited)

I. Introduction and Background

The Board of Trustees (the “Trustees” or “Board”) of Pacific Funds Series Trust (“Pacific Funds” or the “Trust”) oversees the management of each of the separate funds of the Trust (each a “Fund” and collectively, the “Funds”) and, as required by Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), initially approves and determines annually whether to renew the investment advisory agreement (the “Advisory Agreement”) with Pacific Life Fund Advisors LLC (“PLFA”) and each sub-advisory agreement (the “Sub-Advisory Agreements,” together with the Advisory Agreement, the “Agreements”) with the various sub-advisers (“Sub-Advisers”). PLFA serves as the investment adviser for all of the Funds and directly manages Pacific Funds Short Duration Income, Pacific Funds Core Income, Pacific Funds Strategic Income, Pacific Funds Floating Rate Income, Pacific Funds Limited Duration High Income, and Pacific Funds High Income (the “PAM Managed Funds”) under the name Pacific Asset Management (“PAM”); Pacific Funds Portfolio Optimization Conservative, Pacific Funds Portfolio Optimization Moderate-Conservative, Pacific Funds Portfolio Optimization Moderate, Pacific Funds Portfolio Optimization Growth, and Pacific Funds Portfolio Optimization Aggressive-Growth (the “Portfolio Optimization Funds”); and Pacific Funds Diversified Alternatives (together with the Portfolio Optimization Funds and PAM Managed Funds, the “Directly Managed Funds”). For all other Funds, PLFA has retained other firms to serve as sub-advisers under PLFA’s supervision. The Board, including all of the Trustees who are not “interested persons,” as that term is defined in the 1940 Act (“Independent Trustees”), last renewed the Agreements at an in-person meeting of the Trustees held on December 9-10, 2014.1 The descriptions below do not relate to the annual renewal of the Advisory Agreement and Sub-Advisory Agreements discussed above, but to approvals for three new Funds, as described in further detail below.

The Trustees’ determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. In reviewing the materials presented and in considering the information in the management presentations, the Trustees did not identify any single issue or particular information that, in isolation, would be a controlling factor in making a final decision regarding the proposed Agreements. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. The following summaries describe the most important, but not all, of the factors considered by the Trustees in approving the Agreements, and in the case of the Independent Trustees, certain factors were considered in light of the legal advice furnished to them by independent legal counsel. This discussion is not intended to be all-inclusive.

II. Board Consideration of the Investment Advisory and Sub-Advisory Agreements for New Funds

PF Mid-Cap Value Fund

At an in-person meeting on March 25, 2015, the Board, including all of the Independent Trustees, approved the establishment and designation of a newly-organized fund of the Trust, the PF Mid-Cap Value Fund, effective on or about August 1, 2015. In connection with this approval, the Board also approved, effective on or about August 1, 2015, the Advisory Agreement with PLFA (the “Mid-Cap Value Advisory Agreement”) and the Sub-Advisory Agreement with Robeco Investment Management, Inc., doing business as Boston Partners (“Boston Partners”) (the “Boston Partners Sub-Advisory Agreement”).

In evaluating the Advisory Agreement for the PF Mid-Cap Value Fund (for this section only, the “Fund”) and the Boston Partners Sub-Advisory Agreement, the Board, including all the Independent Trustees, considered the following factors, among others:

A. Nature, Extent and Quality of Services to be Provided

Fund Oversight and Supervision – PLFA, its personnel and its resources. The Trustees considered the depth and quality of PLFA’s investment management process, including its sophisticated monitoring and oversight of Sub-Advisers; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; and the overall financial strength and stability of its organization. The Trustees considered the high quality of the products and services provided by PLFA and its affiliates, such as the many educational services and tools offered to assist intermediaries in effectively understanding and meeting shareholder needs. The Trustees also noted that PLFA regularly informs them about matters relevant to the Trust, its shareholders and investing.

The Trustees also considered that PLFA’s investment, legal, compliance and accounting professionals have access to and utilize a variety of resources and systems relating to investment management, compliance, trading, performance analysis, security valuation and portfolio accounting. The Trustees further considered PLFA’s continuing need to attract and retain qualified personnel and to maintain and enhance its resources and systems.

The Trustees considered the benefits to shareholders of retaining PLFA to serve as the investment adviser to the Fund in light of the nature, extent, and quality of services expected to be provided by PLFA. The Trustees considered PLFA’s ability to provide an appropriate level of support and resources to the Fund, and that PLFA has sufficiently qualified personnel to provide the appropriate investment management, compliance and monitoring services required for the Fund. The Trustees based this review on information and materials provided to them throughout the year by PLFA. The Trustees considered PLFA’s continued development and use of analytical tools for assessing fund performance and the performance of Sub-Advisers, conducting an attribution analysis on performance and reporting on performance to the Trustees. The Trustees noted that PLFA uses these tools to monitor and identify underperformance relative to applicable benchmarks or peer groups, and then conducts various analyses to try to assess the sources of and reasons for underperformance. The Trustees noted that PLFA has developed processes to oversee and monitor a Sub-Adviser’s execution of investment strategies. The Trustees noted that PLFA provides the Board with analysis of this data over rolling periods to assist the Board in identifying trends in fund performance and other areas, and periodically provides the Trustees with information on economic and market trends to provide a context for assessing recent performance.

1

At the December 9-10 meeting, the Board did not consider the continuance of the Sub-Advisory Agreements relating to the PF Small-Cap Growth and PF Small-Cap Value Funds, the Sub-Advisory Agreements with Western Asset Management Company relating to the PF Managed Bond and PF Inflation Managed Funds, and the Sub-Advisory Agreement with Principal Global Investors, LLC, doing business as Macro Currency Group, relating to the PF Currency Strategies Fund, as those agreements were not up for renewal at that time.

PACIFIC FUNDS

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Continued)

(Unaudited)

The Trustees also noted that PLFA conducts periodic due diligence on Sub-Advisers involving on-site visits, in-person meetings and telephonic meetings to gather information that PLFA uses to attempt to gain an in-depth understanding of a Sub-Adviser’s investment process and to seek to identify issues that may be relevant to a Sub-Adviser’s services to a fund or a fund’s performance. The Trustees also considered the background and experience of PLFA’s senior management, and the experience of and amount of attention expected to be given to the Fund by PLFA’s management and staff. The Trustees considered that the Fund will serve only as an underlying fund option for the Portfolio Optimization Funds and not as a stand-alone investment option.

The Trustees also considered PLFA’s compliance operations with respect to the Trust, including the measures taken by PLFA to assist the Trust in complying with Rule 38a-1 under the 1940 Act. The Trustees further considered the monitoring and additional services that would be provided by PLFA to the Fund, including assistance with performance evaluation, risk management oversight, preparation of periodic performance and financial reports, review of trade execution and coordination of the services of other service providers to the Trust.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services to be provided by PLFA to the Fund under the Mid-Cap Value Advisory Agreement.

Boston Partners. The Trustees considered the benefits to shareholders of retaining Boston Partners as sub-adviser to the Fund, particularly in light of the nature, extent, and quality of the services expected to be provided by Boston Partners. In this regard, the Trustees considered various materials relating to Boston Partners, including copies of the proposed Boston Partners Sub-Advisory Agreement; copies of Boston Partners’ Form ADV; financial information; and other information deemed relevant to the Trustees’ evaluation, including comprehensive assessments from senior management of PLFA.

The Trustees considered that under the Boston Partners Sub-Advisory Agreement, Boston Partners would be responsible for providing the investment management services for the Fund’s assets, including investment research, advice and supervision, and determining which securities would be purchased or sold by the Fund. The Trustees considered the quality of the management services expected to be provided to the Fund over both the short- and long-term, the organizational depth and resources of Boston Partners, including the background and experience of Boston Partners’ management and the expertise of the portfolio management team, as well as the investment strategies, processes and philosophy to be used with respect to the investment strategy.

In addition, the Trustees considered that the Trust’s Chief Compliance Officer (“CCO”) had reviewed the written compliance policies and procedures of Boston Partners. The Trustees also considered the CCO’s assessment of Boston Partners’ compliance program required under Rule 38a-1 of the 1940 Act and its code of ethics, prior to the effectiveness of the Boston Partners Sub-Advisory Agreement.

The Trustees took note of the due diligence PLFA conducted with respect to Boston Partners and were aided by the assessment and recommendation of PLFA and the in-person presentation and materials provided by Boston Partners.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services anticipated to be provided to the Fund by PLFA under the Mid-Cap Value Advisory Agreement and Boston Partners under the Boston Partners Sub-Advisory Agreement.

B. Performance

The Trustees considered PLFA’s efforts to identify advisory firms that are qualified to manage a mid-cap value strategy and PLFA’s identification of Boston Partners to serve as sub-adviser with regard to the Fund’s day-to-day investment activities. Because this consideration related to a newly-organized fund, no actual performance record for the Fund was available. However, the Trustees considered the investment process and techniques to be used by Boston Partners for the Fund and Boston Partners’ experience managing mid-cap value strategies, as well as other factors concerning performance in connection with their consideration of this matter and in connection with approval of the Boston Partners Sub-Advisory Agreement, including the factors described below.

The Trustees considered information about the historical performance of an account managed by the same Boston Partners portfolio manager that would manage the Fund using similar investment strategies (the “Boston Partners Comparable Performance”). The Trustees considered the Boston Partners Comparable Performance against a pertinent benchmark and against the applicable peer group for the one-, three-, five- and ten-year periods as of December 31, 2014. The Trustees also considered the Boston Partners Comparable Performance against a pertinent benchmark and an applicable peer group for each of the previous ten calendar years. Additionally, the Trustees considered the weighted average market capitalization, standard deviation, risk-adjusted returns and other performance metrics of the Boston Partners Comparable Performance during certain periods.

The Trustees considered additional information about the historical performance of a composite and other funds managed by Boston Partners using similar investment strategies as those proposed for the Fund against a pertinent benchmark for the one-, three-, five- and ten-year and since inception periods, as applicable, as of December 31, 2014. Additionally, the Trustees considered performance information presented by PLFA for another potential manager of the Fund. In addition, the Trustees considered the need for Boston Partners to adhere to the Fund’s general investment mandate in order to function appropriately in the Portfolio Optimization Funds.

The Board determined that Boston Partners’ performance record with respect to similarly managed accounts was acceptable.

C. Advisory and Sub-Advisory Fees

PLFA. The Trustees requested, received and reviewed information from PLFA relating to the proposed advisory fee and total operating expenses for the Fund. The Trustees reviewed the proposed advisory fee compared with the average fees of other funds in an applicable peer group. The Trustees considered that the proposed advisory fee was in line with industry averages for similar investment products based on the data presented to the Board.

The Board concluded that the compensation payable to PLFA under the Mid-Cap Value Advisory Agreement is fair and reasonable.

PACIFIC FUNDS

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Continued)

(Unaudited)

Boston Partners. The Trustees considered information regarding the comparative advisory fees charged under other investment advisory contracts of Boston Partners with regard to other accounts with substantially similar investment strategies as the Fund. The Trustees also considered that the proposed sub-advisory fee schedule under the Sub-Advisory Agreement contains breakpoints and will be based on the combined net assets of the Mid-Cap Value Portfolio of Pacific Select Fund and the Fund. In comparing the proposed sub-advisory fees to be paid by the Fund to fees charged by Boston Partners for the other similarly-managed accounts, the Trustees noted that there were differences in the nature of the Fund and those accounts, the services provided to each and the competitive landscape surrounding each that could reasonably be expected to account for differences in fee schedules.

The Trustees noted that the fee rates were the result of arms’-length negotiations between PLFA and Boston Partners, and that the Fund’s sub-advisory fees are paid by PLFA and are not paid directly by the Fund.

The Board concluded that the compensation payable under the Boston Partners Sub-Advisory Agreement is fair and reasonable.

D. Costs, Level of Profits and Economies of Scale

Costs and Profitability. The Trustees reviewed information regarding PLFA’s projected costs of sponsoring the Fund and information regarding the anticipated projected profitability of the proposed Fund to PLFA. The Trustees considered the projected cost of services to be provided and projected profits to be realized by PLFA from the relationship with the Fund based on the projected assets, income and expenses of PLFA in its relationship with the Fund. The Trustees noted that this projected information contains estimates because there is no actual operating history for the Fund. The Trustees also considered the overall financial soundness of PLFA.

The Trustees considered information regarding the costs to Boston Partners of sub-advising the Fund and the projected profitability of the Boston Partners Sub-Advisory Agreement to Boston Partners, to the extent practicable based on the financial information provided by Boston Partners. The Trustees noted that any assessment of projected profitability would involve assumptions regarding expense allocations and other factors. Given the arms’-length nature of the relationship between PLFA and Boston Partners with respect to the negotiation of Fund sub-advisory fees, the fact that such fees are paid by PLFA, and the fact that the projected profitability of the Boston Partners Sub-Advisory Agreement to Boston Partners is an estimate because it had not yet begun to manage the Fund, the Trustees considered that projected profitability information for Boston Partners at this time was of limited utility.

Economies of Scale. The Trustees considered the extent to which economies of scale may be realized by the Fund as assets grow. Because the Fund has no operating history and no assets, no economies of scale exist at this time with respect to the Fund. However, the Trustees considered the estimated initial allocations to the Fund by the Portfolio Optimization Funds and that although the advisory fee schedule for the Fund does not contain breakpoints, the projected net expense ratio for the Fund is competitive with peers.

The Board concluded that the Fund’s fee structure reflected in the Mid-Cap Value Advisory Agreement and Boston Partners Sub-Advisory Agreement is fair and reasonable.

E. Ancillary Benefits

The Trustees received information from PLFA and Boston Partners concerning other benefits that may be received by PLFA and Boston Partners and their affiliates as a result of their relationship with the Fund, including commissions that may be paid to broker-dealers affiliated with Boston Partners and the anticipated use of soft-dollars by Boston Partners. In this regard, the Trustees noted that Boston Partners represented that it does not anticipate utilizing an affiliated broker-dealer and that it anticipates using soft dollar credits generated by Fund commissions to pay for research services. With respect to PLFA, the Trustees considered that the potential benefits that may be derived by PLFA from its relationship with the Fund could include larger assets under management and reputational benefits, which are consistent with those generally derived by investment advisers to mutual funds. The Trustees also considered benefits that may be derived by affiliates of PLFA, including Pacific Life Insurance Company (“Pacific Life”). The Trustees also considered potential benefits to be derived by Boston Partners and that such benefits were consistent with those generally derived by sub-advisers to mutual funds or were otherwise not unusual.

F. Conclusion

Based on their review, including the consideration of each of the factors referred to above, the Board found that: (i) the Mid-Cap Value Advisory Agreement and Boston Partners Sub-Advisory Agreement are in the best interests of the Fund and its shareholders; and (ii) the compensation payable under the Mid-Cap Value Advisory Agreement and Boston Partners Sub-Advisory Agreement is fair and reasonable. No single factor was determinative of the Board’s findings, but rather the Trustees based their determination on the total mix of information available to them.

PF Absolute Return Fund

At an in-person meeting on December 9-10, 2014, the Board, including all of the Independent Trustees, approved the establishment and designation of a newly-organized fund of the Trust, the PF Absolute Return Fund, effective on or about May 1, 2015. In connection with this approval, the Board also approved, effective on or about May 1, 2015, the Advisory Agreement with PLFA (the “Absolute Return Advisory Agreement”) and the Sub-Advisory Agreement with BlueBay Asset Management LLP (“BlueBay”) (the “BlueBay Sub-Advisory Agreement”).

In evaluating the Advisory Agreement for the PF Absolute Return Fund (for this section only, the “Fund”) and the BlueBay Sub-Advisory Agreement, the Board, including all the Independent Trustees, considered the following factors, among others:

A. Nature, Extent and Quality of Services to be Provided

Fund Oversight and Supervision – PLFA, its personnel and its resources. The Trustees considered the depth and quality of PLFA’s investment management process, including its sophisticated monitoring and oversight of Sub-Advisers; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; and the overall financial strength and stability of its

PACIFIC FUNDS

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Continued)

(Unaudited)

organization. The Trustees considered the high quality of the products and services provided by PLFA and its affiliates, such as the many educational services and tools offered to assist intermediaries in effectively understanding and meeting shareholder needs. The Trustees also noted that PLFA regularly informs them about matters relevant to the Trust, its shareholders and investing.

The Trustees also considered that PLFA’s investment, legal, compliance and accounting professionals have access to and utilize a variety of resources and systems relating to investment management, compliance, trading, performance analysis, security valuation and portfolio accounting. The Trustees further considered PLFA’s continuing need to attract and retain qualified personnel and to maintain and enhance its resources and systems.

The Trustees considered the benefits to shareholders of retaining PLFA to serve as the investment adviser to the Fund in light of the nature, extent, and quality of services expected to be provided by PLFA. The Trustees considered PLFA’s ability to provide an appropriate level of support and resources to the Fund, and that PLFA has sufficiently qualified personnel to provide the appropriate investment management, compliance and monitoring services required for the Fund. The Trustees based this review on information and materials provided to them throughout the year by PLFA. The Trustees considered PLFA’s continued development and use of analytical tools for assessing fund performance and the performance of Sub-Advisers, conducting an attribution analysis on performance and reporting on performance to the Trustees. The Trustees noted that PLFA uses these tools to monitor and identify underperformance relative to applicable benchmarks or peer groups, and then conducts various analyses to try to assess the sources of and reasons for underperformance. The Trustees noted that PLFA has developed processes to oversee and monitor a Sub-Adviser’s execution of investment strategies. The Trustees noted that PLFA provides the Board with analysis of this data over rolling periods to assist the Board in identifying trends in fund performance and other areas, and periodically provides the Trustees with information on economic and market trends to provide a context for assessing recent performance.

The Trustees also noted that PLFA conducts periodic due diligence on Sub-Advisers involving on-site visits, in-person meetings and telephonic meetings to gather information that PLFA uses to attempt to gain an in-depth understanding of a Sub-Adviser’s investment process and to seek to identify issues that may be relevant to a Sub-Adviser’s services to a fund or a fund’s performance. The Trustees also considered the background and experience of PLFA’s senior management, and the experience of and amount of attention expected to be given to the Fund by PLFA’s management and staff. The Trustees considered that the Fund will serve only as an underlying fund option for the Portfolio Optimization Funds and not as a stand-alone investment option.

The Trustees also considered PLFA’s compliance operations with respect to the Trust, including the measures taken by PLFA to assist the Trust in complying with Rule 38a-1 under the 1940 Act. The Trustees further considered the monitoring and additional services that would be provided by PLFA to the Fund, including assistance with performance evaluation, risk management oversight, preparation of periodic performance and financial reports, review of trade execution and coordination of the services of other service providers to the Trust.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services to be provided by PLFA to the Fund under the Absolute Return Advisory Agreement.

BlueBay. The Trustees considered the benefits to shareholders of retaining BlueBay as sub-adviser to the Fund, particularly in light of the nature, extent, and quality of the services expected to be provided by BlueBay. In this regard, the Trustees considered various materials relating to the proposed Sub-Adviser, including copies of the proposed BlueBay Sub-Advisory Agreement; copies of BlueBay’s Form ADV; financial information; and other information deemed relevant to the Trustees’ evaluation, including comprehensive assessments from senior management of PLFA.

The Trustees considered that under the BlueBay Sub-Advisory Agreement, BlueBay would be responsible for providing the investment management services for the Fund’s assets, including investment research, advice, supervision of investment management services provided by BlueBay Asset Management USA LLC (the “Sub-Advisory Affiliate”), and determining which securities would be purchased or sold by the Fund. The Trustees considered the quality of the management services expected to be provided to the Fund over both the short- and long-term, the organizational depth and resources of BlueBay, including the background and experience of BlueBay’s management and the expertise of the portfolio management team, as well as the investment strategies, processes and philosophy to be used with respect to the investment strategy.

In addition, the Trustees considered that the Trust’s CCO had reviewed the written compliance policies and procedures of BlueBay, including the assessment of its compliance program as required under Rule 38a-1 of the 1940 Act and its code of ethics, prior to the effectiveness of the BlueBay Sub-Advisory Agreement.

In making these assessments, the Trustees took note of the due diligence PLFA conducted with respect to BlueBay and were aided by the assessment and recommendation of PLFA and the in-person presentation and materials provided by BlueBay.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services anticipated to be provided to the Fund by PLFA under the Absolute Return Advisory Agreement and BlueBay under the BlueBay Sub-Advisory Agreement, including the Sub-Advisory Affiliate Agreement.

B. Performance

The Trustees considered PLFA’s efforts to identify advisory firms that are qualified to manage an absolute return strategy and PLFA’s identification of BlueBay to serve as sub-adviser with regard to the Fund’s day-to-day investment activities. Because this consideration related to a newly-organized fund, no actual performance record for the Fund was available. However, the Trustees considered the investment process and techniques to be used by BlueBay for the Fund and BlueBay’s experience managing an absolute return strategy, as well as other factors concerning performance in connection with their consideration of this matter and in connection with approval of the BlueBay Sub-Advisory Agreement, including the factors described below.

PACIFIC FUNDS

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Continued)

(Unaudited)

The Trustees considered information about the historical performance of a fund managed by the same BlueBay portfolio management team that would manage the Fund using similar investment strategies (the “BlueBay Comparable Performance”). The Trustees considered the BlueBay Comparable Performance against a pertinent benchmark and against the applicable peer group for the year-to-date, one-, two- and three-year and since inception periods as of September 30, 2014. The Trustees also considered the BlueBay Comparable Performance against a pertinent benchmark and an applicable peer group for the previous three calendar years. Additionally, the Trustees considered the standard deviation, risk-adjusted returns and other performance metrics of the BlueBay Comparable Performance during certain periods.

The Trustees considered additional information about the historical performance of composites managed by BlueBay using similar investment strategies as those proposed for the Fund against a pertinent benchmark for the one- and three-year and since inception periods, as applicable, as of September 30, 2014. In addition, the Trustees considered the need for BlueBay to adhere to the Fund’s general investment mandate in order to function appropriately in the Portfolio Optimization Funds.

The Board determined that BlueBay’s performance record with respect to similarly managed accounts was acceptable.

C. Advisory and Sub-Advisory Fees

PLFA. The Trustees requested, received and reviewed information from PLFA relating to the proposed advisory fee and total operating expenses for the Fund. The Trustees reviewed the proposed advisory fee compared with the average fees of other funds in an applicable peer group. The Trustees considered that the proposed advisory fee was in line with industry averages for similar investment products based on the data presented to the Board.

The Board concluded that the compensation payable to PLFA under the Absolute Return Advisory Agreement is fair and reasonable.

BlueBay. The Trustees considered information regarding the comparative advisory fees charged under other investment advisory contracts of the Sub-Adviser with regard to other accounts with substantially similar investment strategies as the Fund. The Trustees also considered that the proposed sub-advisory fees payable to BlueBay under the Sub-Advisory Agreement contain a breakpoint, and that the sub-advisory fees will be based on the combined net assets of the Absolute Return Portfolio of Pacific Select Fund and the Fund. In comparing the proposed sub-advisory fees to be paid by the Fund to fees charged by BlueBay for other similarly managed accounts, the Trustees noted that there were differences in the nature of the accounts. These differences explained differences in fee schedules.

The Trustees noted that the fee rates were the result of arms’-length negotiations between PLFA and BlueBay, and that the Fund’s sub-advisory fees are paid by PLFA and are not paid directly by the Fund.

The Board concluded that the compensation payable under the BlueBay Sub-Advisory Agreement and the Sub-Advisory Affiliate Agreement is fair and reasonable.

D. Costs, Level of Profits and Economies of Scale

Costs and Profitability. The Trustees reviewed information regarding PLFA’s projected costs of sponsoring the Fund and information regarding the anticipated projected profitability of the proposed Fund to PLFA. The Trustees considered the projected cost of services to be provided and projected profits to be realized by PLFA from the relationship with the Fund based on the projected assets, income and expenses of PLFA in its relationship with the Fund. The Trustees noted that this projected information contains estimates because there is no actual operating history for the Fund. The Trustees also considered the overall financial soundness of PLFA.

The Trustees considered information regarding the costs to BlueBay of sub-advising the Fund and the projected profitability of the BlueBay Sub-Advisory Agreement to BlueBay, to the extent practicable based on the financial information provided by BlueBay. The Trustees noted that any assessment of projected profitability would involve assumptions regarding expense allocations and other factors. The Trustees focused their consideration on other information provided in connection with this matter, given the arms’-length nature of the relationship between PLFA and BlueBay with respect to the negotiation of Fund sub-advisory fees, the fact that such fees are paid by PLFA and the fact that the projected profitability of the BlueBay Sub-Advisory Agreement to BlueBay is an estimate.

Economies of Scale. The Trustees considered the extent to which economies of scale may be realized by the Fund as assets grow. Because the Fund has no operating history and no assets, no economies of scale exist at this time with respect to the Fund. However, the Trustees considered the estimated initial allocations to the Fund by the Portfolio Optimization Funds and that although the advisory fee schedule for the Fund does not contain breakpoints, the projected net expense ratio for the Fund is competitive with peers.

The Board concluded that the Fund’s fee structure reflected in the Absolute Return Advisory Agreement, BlueBay Sub-Advisory Agreement and Sub-Advisory Affiliate Agreement is fair and reasonable.

E. Ancillary Benefits

The Trustees received information from PLFA and BlueBay concerning other benefits that may be received by PLFA and BlueBay and their affiliates as a result of their relationship with the Fund, including commissions that may be paid to broker-dealers affiliated with BlueBay and the anticipated use of soft-dollars by BlueBay. In this regard, the Trustees noted that BlueBay represented that it does not anticipate utilizing an affiliated broker-dealer and that it does not anticipate using soft dollar credits generated by Fund commissions to pay for research services. With respect to PLFA, the Trustees considered that the potential benefits that may be derived by PLFA from its relationship with the Fund could include larger assets under management and reputational benefits, which are consistent with those generally derived by investment advisers to mutual funds. The Trustees also considered benefits that may be derived by affiliates of PLFA, including Pacific Life. The Trustees also considered potential benefits to be derived by BlueBay and that such benefits were consistent with those generally derived by sub-advisers to mutual funds or were otherwise not unusual.

PACIFIC FUNDS

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Continued)

(Unaudited)

F. Conclusion

Based on their review, including the consideration of each of the factors referred to above, the Board found that: (i) the Absolute Return Advisory Agreement, BlueBay Sub- Advisory Agreement and Sub-Advisory Affiliate Agreement are in the best interests of the Fund and its shareholders; and (ii) the compensation payable under the Absolute Return Advisory Agreement, BlueBay Sub-Advisory Agreement and Sub-Advisory Affiliate Agreement is fair and reasonable. No single factor was determinative of the Board’s findings, but rather the Trustees based their determination on the total mix of information available to them.

PF Equity Long/Short Fund

At an in-person meeting on December 9-10, 2014, the Board, including all of the Independent Trustees, approved the establishment and designation of a newly-organized fund of the Trust, the PF Equity Long/Short Fund, effective on or about May 1, 2015. In connection with this approval, the Board also approved, effective on or about May 1, 2015, the Advisory Agreement with PLFA (the “Equity Long/Short Advisory Agreement”) and the Sub-Advisory Agreement with AQR Capital Management, LLC (“AQR”) (the “AQR Sub-Advisory Agreement”).

In evaluating the Advisory Agreement for the PF Equity Long/Short Fund (for this section only, the “Fund”) and AQR Sub-Advisory Agreement, the Board, including all the Independent Trustees, considered the following factors, among others:

A. Nature, Extent and Quality of Services to be Provided

Fund Oversight and Supervision – PLFA, its personnel and its resources. The Trustees considered the depth and quality of PLFA’s investment management process, including its sophisticated monitoring and oversight of Sub-Advisers; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; and the overall financial strength and stability of its organization. The Trustees considered the high quality of the products and services provided by PLFA and its affiliates, such as the many educational services and tools offered to assist intermediaries in effectively understanding and meeting shareholder needs. The Trustees also noted that PLFA regularly informs them about matters relevant to the Trust, its shareholders and investing.

The Trustees also considered that PLFA’s investment, legal, compliance and accounting professionals have access to and utilize a variety of resources and systems relating to investment management, compliance, trading, performance analysis, security valuation and portfolio accounting. The Trustees further considered PLFA’s continuing need to attract and retain qualified personnel and to maintain and enhance its resources and systems.

The Trustees considered the benefits to shareholders of retaining PLFA to serve as the investment adviser to the Fund in light of the nature, extent, and quality of services expected to be provided by PLFA. The Trustees considered PLFA’s ability to provide an appropriate level of support and resources to the Fund, and that PLFA has sufficiently qualified personnel to provide the appropriate investment management, compliance and monitoring services required for the Fund. The Trustees based this review on information and materials provided to them throughout the year by PLFA. The Trustees considered PLFA’s continued development and use of analytical tools for assessing fund performance and the performance of Sub-Advisers, conducting an attribution analysis on performance and reporting on performance to the Trustees. The Trustees noted that PLFA uses these tools to monitor and identify underperformance relative to applicable benchmarks or peer groups, and then conducts various analyses to try to assess the sources of and reasons for underperformance. The Trustees noted that PLFA has developed processes to oversee and monitor a Sub-Adviser’s execution of investment strategies. The Trustees noted that PLFA provides the Board with analysis of this data over rolling periods to assist the Board in identifying trends in fund performance and other areas, and periodically provides the Trustees with information on economic and market trends to provide a context for assessing recent performance.

The Trustees also noted that PLFA conducts periodic due diligence on Sub-Advisers involving on-site visits, in-person meetings and telephonic meetings to gather information that PLFA uses to attempt to gain an in-depth understanding of a Sub-Adviser’s investment process and to seek to identify issues that may be relevant to a Sub-Adviser’s services to a fund or a fund’s performance. The Trustees also considered the background and experience of PLFA’s senior management, and the experience of and amount of attention expected to be given to the Fund by PLFA’s management and staff. The Trustees considered that the Fund will serve only as an underlying fund option for the Portfolio Optimization Funds and not as a stand-alone investment option.

The Trustees also considered PLFA’s compliance operations with respect to the Trust, including the measures taken by PLFA to assist the Trust in complying with Rule 38a-1 under the 1940 Act. The Trustees further considered the monitoring and additional services that would be provided by PLFA to the Fund, including assistance with performance evaluation, risk management oversight, preparation of periodic performance and financial reports, review of trade execution and coordination of the services of other service providers to the Trust.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services to be provided by PLFA to the Fund under the Equity Long/Short Advisory Agreement.

AQR. The Trustees considered the benefits to shareholders of retaining AQR as sub-adviser to the Fund, particularly in light of the nature, extent, and quality of the services expected to be provided by AQR. In this regard, the Trustees considered various materials relating to the proposed Sub-Adviser, including copies of the proposed AQR Sub-Advisory Agreement; copies of AQR’s Form ADV; financial information; and other information deemed relevant to the Trustees’ evaluation, including comprehensive assessments from senior management of PLFA.

The Trustees considered that under the AQR Sub-Advisory Agreement, AQR would be responsible for providing the investment management services for the Fund’s assets, including investment research, advice and supervision, and determining which securities would be purchased or sold by the Fund. The Trustees considered the quality of the management services expected to be provided to the Fund over both the short- and long-term, the organizational depth and resources of AQR, including the background and experience of AQR’s management and the expertise of the portfolio management team, as well as the investment strategies, processes and philosophy to be used with respect to the investment strategy.

PACIFIC FUNDS

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Continued)

(Unaudited)

In addition, the Trustees considered that the Trust’s CCO had reviewed the written compliance policies and procedures of AQR, including the assessment of its compliance program as required under Rule 38a-1 of the 1940 Act and its code of ethics, prior to the effectiveness of the AQR Sub-Advisory Agreement.

In making these assessments, the Trustees took note of the due diligence PLFA conducted with respect to AQR and were aided by the assessment and recommendation of PLFA and the in-person presentation and materials provided by AQR.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services anticipated to be provided to the Fund by PLFA under the Equity Long/Short Advisory Agreement and AQR under the AQR Sub-Advisory Agreement.

B. Performance

The Trustees considered PLFA’s efforts to identify advisory firms that are qualified to manage a long/short equity strategy and PLFA’s identification of AQR to serve as sub-adviser with regard to the Fund’s day-to-day investment activities. Because this consideration related to a newly-organized fund, no actual performance record for the Fund was available. However, the Trustees considered the investment process and techniques to be used by AQR for the Fund and AQR’s experience managing long/short equity strategies, as well as other factors concerning performance in connection with their consideration of this matter and in connection with approval of the AQR Sub-Advisory Agreement, including the factors described below.

The Trustees considered information about the historical performance of a fund managed by the same AQR portfolio management team that would manage the Fund using similar investment strategies (the “AQR Comparable Performance”). The Trustees noted that the AQR Comparable Performance reflected actual performance for the fund since July 2013 and that periods prior to that date reflected simulated performance for a portion of the fund’s strategy. The Trustees considered the AQR Comparable Performance against a pertinent benchmark and against the applicable peer group for the year-to-date, one-, three-, five- and ten-year periods as of September 30, 2014. The Trustees also considered the AQR Comparable Performance against a pertinent benchmark and an applicable peer group for the previous nine calendar years. Additionally, the Trustees considered the standard deviation, risk-adjusted returns and other performance metrics of the AQR Comparable Performance during certain periods.

The Trustees considered additional information about the historical performance of a fund managed by AQR using similar investment strategies as those proposed for the Fund against a custom benchmark for the one-year and since inception periods as of September 30, 2014. Additionally, the Trustees considered performance information presented by PLFA for another potential manager of the Fund. In addition, the Trustees considered the need for AQR to adhere to the Fund’s general investment mandate in order to function appropriately in the Portfolio Optimization Funds.

The Board determined that AQR’s performance record with respect to similarly managed accounts was acceptable.

C. Advisory and Sub-Advisory Fees

PLFA. The Trustees requested, received and reviewed information from PLFA relating to the proposed advisory fee and total operating expenses for the Fund. The Trustees reviewed the proposed advisory fee compared with the average fees of other funds in an applicable peer group. The Trustees also noted that the Fund would be subject to a contractual fee waiver agreed to by PLFA. The Trustees considered that the proposed advisory fee was in line with industry averages for similar investment products based on the data presented to the Board.

The Board concluded that the compensation payable to PLFA under the Equity Long/Short Advisory Agreement is fair and reasonable.

AQR. The Trustees considered information regarding the comparative advisory fees charged under other investment advisory contracts of the Sub-Adviser with regard to another fund with substantially similar investment strategies as the Fund. The Trustees also considered that the proposed sub-advisory fees payable to AQR under the Sub-Advisory Agreement contain a breakpoint, and that the sub-advisory fees will be based on the combined net assets of the Equity Long/Short Portfolio of Pacific Select Fund and the Fund. In comparing the proposed sub-advisory fees to be paid by the Fund to fees charged by AQR for the other similarly-managed fund, the Trustees noted that there were differences in the nature of the accounts. These differences explained differences in fee schedules.

The Trustees noted that the fee rates were the result of arms’-length negotiations between PLFA and AQR, and that the Fund’s sub-advisory fees are paid by PLFA and are not paid directly by the Fund.

The Board concluded that the compensation payable under the AQR Sub-Advisory Agreement is fair and reasonable.

D. Costs, Level of Profits and Economies of Scale

Costs and Profitability. The Trustees reviewed information regarding PLFA’s projected costs of sponsoring the Fund and information regarding the anticipated projected profitability of the proposed Fund to PLFA. The Trustees considered the projected cost of services to be provided and projected profits to be realized by PLFA from the relationship with the Fund based on the projected assets, income and expenses of PLFA in its relationship with the Fund. The Trustees noted that this projected information contains estimates because there is no actual operating history for the Fund. The Trustees also considered the overall financial soundness of PLFA.

The Trustees considered information regarding the costs to AQR of sub-advising the Fund and the projected profitability of the AQR Sub-Advisory Agreement to AQR, to the extent practicable based on the financial information provided by AQR. The Trustees noted that any assessment of projected profitability would involve assumptions regarding expense allocations and other factors. The Trustees focused their consideration on other information provided in connection with this matter, given the arms’-length nature of the relationship between PLFA and AQR with respect to the negotiation of Fund sub-advisory fees, the fact that such fees are paid by PLFA and the fact that the projected profitability of the AQR Sub-Advisory Agreement to AQR is an estimate.

PACIFIC FUNDS

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Continued)

(Unaudited)

Economies of Scale. The Trustees considered the extent to which economies of scale may be realized by the Fund as assets grow. Because the Fund has no operating history and no assets, no economies of scale exist at this time with respect to the Fund. However, the Trustees considered the estimated initial allocations to the Fund by the Portfolio Optimization Funds and that although the advisory fee schedule for the Fund does not contain breakpoints, there would be an advisory fee waiver agreement in place for the Fund through July 31, 2016.

The Board concluded that the Fund’s fee structure reflected in the Equity Long/Short Advisory Agreement and AQR Sub-Advisory Agreement is fair and reasonable.

E. Ancillary Benefits

The Trustees received information from PLFA and AQR concerning other benefits that may be received by PLFA and AQR and their affiliates as a result of their relationship with the Fund, including commissions that may be paid to broker-dealers affiliated with AQR and the anticipated use of soft-dollars by AQR. In this regard, the Trustees noted that AQR represented that it does not anticipate utilizing an affiliated broker-dealer and that it does not anticipate using soft dollar credits generated by Fund commissions to pay for research services. With respect to PLFA, the Trustees considered that the potential benefits that may be derived by PLFA from its relationship with the Fund could include larger assets under management and reputational benefits, which are consistent with those generally derived by investment advisers to mutual funds. The Trustees also considered benefits that may be derived by affiliates of PLFA, including Pacific Life. The Trustees also considered potential benefits to be derived by AQR and that such benefits were consistent with those generally derived by sub-advisers to mutual funds or were otherwise not unusual.

F. Conclusion

Based on their review, including the consideration of each of the factors referred to above, the Board found that: (i) the Equity Long/Short Advisory Agreement and AQR Sub-Advisory Agreement are in the best interests of the Fund and its shareholders; and (ii) the compensation payable under the Equity Long/Short Advisory Agreement and AQR Sub-Advisory Agreement is fair and reasonable. No single factor was determinative of the Board’s findings, but rather the Trustees based their determination on the total mix of information available to them.

PACIFIC FUNDS

WHERE TO GO FOR MORE INFORMATION

Availability of Quarterly Holdings

The Trust files Form N-Q (complete schedules of fund holdings) with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year not later than 60 days after the close of the applicable quarter end. The Trust’s Form N-Q, (when required) is filed pursuant to applicable regulations and is available after filing (i) on the SEC’s website at http://www.sec.gov; (ii) for review and copying at the SEC’s Public Reference Room in Washington, D.C. (information on the operations of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330); and (iii) on the Trust’s website at https://www.pacificlife.com/pacificfunds.html. The SEC may charge you a fee for this information.

Availability of Proxy Voting Record

By August 31 of each year, the Trust files information regarding how the Trust’s fund managers voted proxies relating to fund securities during the most recent twelve-month period ended June 30. Such information is available after filing on the Trust’s’ website and on the SEC’s website noted below.

Information Relating to Investments Held by the Trust

For complete descriptions of the various securities and other instruments held by the Trust and their risks, please see the Trust’s Prospectus and Statement of Additional Information (“SAI”). For a description of bond ratings, please see the Trust’s SAI. The Prospectus and SAI are available as noted below.

Availability of Proxy Voting Policies

A description of the Proxy Voting Policies and Procedures that the Trust uses to determine how to vote proxies relating to fund securities is described in the Trust’s SAI.

How to obtain Information

The Trust’s Prospectus, SAI (including Proxy Voting Policies) and the Portfolio Optimization Funds’ annual and semi-annual reports are available:

•	On the Trust’s website at https://www.pacificlife.com/pacificfunds.html

•	On the SEC’s website at http://www.sec.gov

•	Upon request by calling, without charge, 1-800-722-2333, 7 a.m. through 5 p.m. Pacific Time

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 11. Controls and Procedures.

(a)

The Chief Executive Officer and Treasurer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) and internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) provide reasonable assurances that material information relating to Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)

There were no changes in Registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99 CERT.

(a)(3)	Not applicable.

(b)

Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is attached hereto as Exhibit 99.906 CERT pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Funds Series Trust

By:	/s/ Mary Ann Brown
Mary Ann Brown
Chief Executive Officer

Date: December 4, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mary Ann Brown
Mary Ann Brown
Chief Executive Officer

Date: December 4, 2015

By:	/s/ Eddie D. Tung
Eddie D. Tung
Treasurer (Principal Financial and Accounting Officer)

Date: December 4, 2015